UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Advertising - 0.7%
Interpublic Group of (The) Cos., Inc.*	1,625	$17
Omnicom Group, Inc.	1,555	71

		88

Aerospace/Defense - 2.6%
General Dynamics Corp.	1,364	97
Lockheed Martin Corp.	628	44
Northrop Grumman Corp.	986	64
Raytheon Co.	1,461	68
Rockwell Collins, Inc.	216	12
United Technologies Corp.	417	33

		318

Agriculture - 2.4%
Altria Group, Inc.	4,119	102
Archer-Daniels-Midland Co.	2,003	60
Philip Morris International, Inc.	2,359	138

		300

Apparel - 0.8%
Coach, Inc.	309	17
Polo Ralph Lauren Corp.	159	17
VF Corp.	706	61

		95

Auto Manufacturers - 1.0%
Ford Motor Co.*	7,011	118

Banks - 8.5%
Bank of America Corp.	8,683	116
Capital One Financial Corp.	1,728	73
Citigroup, Inc.*	27,471	130
Fifth Third Bancorp	446	7
Goldman Sachs Group (The), Inc.	840	141
JPMorgan Chase & Co.	5,105	217
Morgan Stanley	2,919	79
PNC Financial Services Group, Inc.	1,477	90
Regions Financial Corp.	7,397	52
SunTrust Banks, Inc.	1,663	49
Wells Fargo & Co.	3,098	96

		1,050

Beverages - 2.0%
Brown-Forman Corp., Class B	205	14
Coca-Cola (The) Co.	1,588	104
Coca-Cola Enterprises, Inc.	125	3
Dr Pepper Snapple Group, Inc.	1,664	59
Hansen Natural Corp.*	307	16
PepsiCo, Inc	758	50

		246

Biotechnology - 1.4%
Amgen, Inc.*	1,529	84
Biogen Idec, Inc.*	1,145	77
Gilead Sciences, Inc.*	418	15

		176

Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	2,004	100
Ecolab, Inc.	267	13
International Flavors & Fragrances, Inc.	1,112	62
PPG Industries, Inc.	880	74
Sigma-Aldrich Corp.	236	16

		265

Commercial Services - 1.1%
Apollo Group, Inc., Class A*	518	21
Automatic Data Processing, Inc.	391	18
H&R Block, Inc.	3,119	37
Pharmaceutical Product Development, Inc.	472	13
Total System Services, Inc.	3,391	52

		141

Computers - 6.8%
Apple, Inc.*	891	287
Cognizant Technology Solutions Corp., Class A*	236	17
Dell, Inc.*	5,568	76
Hewlett-Packard Co.	3,015	127
International Business Machines Corp.	1,588	233
Lexmark International, Inc., Class A*	1,235	43
SanDisk Corp.*	996	50

		833

Cosmetics/Personal Care - 1.9%
Procter & Gamble (The) Co.	3,557	229

Distribution/Wholesale - 0.5%
W.W. Grainger, Inc.	426	59

Diversified Financial Services - 0.2%
Ameriprise Financial, Inc.	328	19
SLM Corp.*	866	11

		30

Electric - 2.3%
Ameren Corp.	446	13

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Electric - 2.3% continued
DTE Energy Co.	1,248	$57
Edison International	1,660	64
Exelon Corp.	174	7
FirstEnergy Corp.	1,513	56
Integrys Energy Group, Inc.	1,051	51
NRG Energy, Inc.*	1,809	35

		283

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	1,657	95

Electronics - 0.6%
Amphenol Corp., Class A	298	16
FLIR Systems, Inc.*	419	12
Mettler-Toledo International, Inc.*	278	42

		70

Engineering & Construction - 0.3%
Fluor Corp.	278	19
Jacobs Engineering Group, Inc.*	309	14

		33

Food - 1.5%
Campbell Soup Co.	323	11
Kellogg Co.	1,167	60
Kroger (The) Co.	1,007	23
Sara Lee Corp.	1,760	31
Tyson Foods, Inc., Class A	3,567	61

		186

Forest Products & Paper - 0.6%
International Paper Co.	2,530	69

Gas - 0.5%
Nicor, Inc.	1,130	56

Healthcare - Products - 4.3%
Becton, Dickinson & Co.	572	48
C.R. Bard, Inc.	192	18
DENTSPLY International, Inc.	393	13
Edwards Lifesciences Corp.*	767	62
IDEXX Laboratories, Inc.*	196	13
Intuitive Surgical, Inc.*	38	10
Johnson & Johnson	3,591	222
Medtronic, Inc.	2,339	87
Patterson Cos., Inc.	416	13
Stryker Corp.	241	13
Techne Corp.	210	14
Varian Medical Systems, Inc.*	234	16

		529

Healthcare - Services - 1.6%
Covance, Inc.*	243	13
Humana, Inc.*	1,415	77
Mednax, Inc.*	209	14
UnitedHealth Group, Inc.	2,497	90

		194

Home Furnishings - 0.5%
Whirlpool Corp.	656	58

Household Products/Wares - 1.1%
Avery Dennison Corp.	1,479	62
Kimberly-Clark Corp.	1,173	74

		136

Insurance - 3.8%
ACE Ltd.	1,208	75
American International Group, Inc.*	1,332	77
Assurant, Inc.	1,405	54
Berkshire Hathaway, Inc., Class B*	1,067	85
Loews Corp.	1,644	64
MetLife, Inc.	967	43
Torchmark Corp.	1,010	60
Travelers (The) Cos., Inc.	208	12

		470

Internet - 1.2%
Amazon.com, Inc.*	130	24
Google, Inc., Class A*	216	128

		152

Iron/Steel - 0.3%
Cliffs Natural Resources, Inc.	489	38

Machinery - Diversified - 0.2%
Flowserve Corp.	134	16
Rockwell Automation, Inc.	80	6

		22

Media - 1.9%
DIRECTV, Class A*	192	8
FactSet Research Systems, Inc.	178	17
Gannett Co., Inc.	4,272	64
McGraw-Hill (The) Cos., Inc.	1,867	68
News Corp., Class A	4,191	61

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Media - 1.9% continued
Walt Disney (The) Co.	466	$17

		235

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	111	15

Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	284	34
Newmont Mining Corp.	24	2

		36

Miscellaneous Manufacturing - 5.0%
3M Co.	1,267	109
Dover Corp.	1,017	59
Eaton Corp.	425	43
General Electric Co.	7,388	135
Honeywell International, Inc.	1,884	100
Illinois Tool Works, Inc.	1,549	83
ITT Corp.	259	14
Parker Hannifin Corp.	875	76

		619

Oil & Gas - 9.8%
Chevron Corp.	2,564	234
ConocoPhillips	2,319	158
Diamond Offshore Drilling, Inc.	204	14
Exxon Mobil Corp.	5,660	414
Hess Corp.	1,146	88
Marathon Oil Corp.	1,453	54
Murphy Oil Corp.	870	65
Occidental Petroleum Corp.	1,359	133
Rowan Cos., Inc.*	530	18
Sunoco, Inc.	602	24

		1,202

Oil & Gas Services - 1.9%
Cameron International Corp.*	352	18
FMC Technologies, Inc.*	228	20
National Oilwell Varco, Inc.	1,548	104
Oceaneering International, Inc.*	270	20
Schlumberger Ltd.	924	77

		239

Packaging & Containers - 0.4%
Sealed Air Corp.	2,164	55

Pharmaceuticals - 4.1%
Abbott Laboratories	621	30
AmerisourceBergen Corp.	590	20
Bristol-Myers Squibb Co.	3,463	92
Cardinal Health, Inc.	1,708	65
Eli Lilly & Co.	2,368	83
Endo Pharmaceuticals Holdings, Inc.*	546	20
Forest Laboratories, Inc.*	1,949	62
Merck & Co., Inc.	1,564	56
Pfizer, Inc.	4,642	81

		509

Pipelines - 0.3%
Oneok, Inc.	681	38

Real Estate Investment Trusts - 1.4%
Host Hotels & Resorts, Inc.	4,131	74
Kimco Realty Corp.	2,253	41
Vornado Realty Trust	739	61

		176

Retail - 6.8%
Advance Auto Parts, Inc.	239	16
Best Buy Co., Inc.	1,599	55
Big Lots, Inc.*	1,910	58
Copart, Inc.*	337	13
Darden Restaurants, Inc.	1,281	59
Dollar Tree, Inc.*	203	11
Family Dollar Stores, Inc.	295	15
GameStop Corp., Class A*	663	15
Gap (The), Inc.	3,106	69
Home Depot, Inc.	56	2
Limited Brands, Inc.	2,240	69
McDonald’s Corp.	558	43
Panera Bread Co., Class A*	154	16
Ross Stores, Inc.	545	34
Starbucks Corp.	59	2
Target Corp.	1,612	97
TJX Cos., Inc.	1,729	77
Urban Outfitters, Inc.*	368	13
Walgreen Co.	437	17
Wal-Mart Stores, Inc.	2,879	155

		836

Semiconductors - 3.0%
Altera Corp.	701	25
Analog Devices, Inc.	1,898	71
Intel Corp.	7,969	168
Texas Instruments, Inc.	3,100	101

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Semiconductors - 3.0% continued
Xilinx, Inc.	103	$3

		368

Software - 4.3%
BMC Software, Inc.*	1,211	57
Intuit, Inc.*	336	17
Microsoft Corp.	9,844	275
Oracle Corp.	5,698	178

		527

Telecommunications - 4.5%
AT&T, Inc.	7,421	218
Cisco Systems, Inc.*	6,885	139
Harris Corp.	719	33
QUALCOMM, Inc.	430	21
Tellabs, Inc.	3,397	23
Verizon Communications, Inc.	3,504	125

		559

Transportation - 1.3%
C.H. Robinson Worldwide, Inc.	214	17
CSX Corp.	74	5
Kirby Corp.*	302	13
Norfolk Southern Corp.	71	4
Tidewater, Inc.	301	16
United Parcel Service, Inc., Class B	1,414	103

		158

Total Common Stocks (Cost $9,785)		11,911

INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	364,872	365

Total Investment Companies (Cost $365)		365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.17%, 5/5/11(3)	$35	$35

Total Short-Term Investments (Cost $35)		35

Total Investments - 100.1% (Cost $10,185)		12,311

Liabilities less Other Assets - (0.1)%		(14)

NET ASSETS - 100.0%		$12,297

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $790,000 with net sales of approximately $425,000 during the nine months ended December 31, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
E-mini
S&P 500	6	$376	Long	03/11	$9

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$10,591

Gross tax appreciation of investments	$1,918
Gross tax depreciation of investments	(198)

Net tax appreciation of investments	$1,720

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$11,911	(1)	$—	$—	$11,911
Investment Companies	365		—	—	365
Short-Term Investments	—		35	—	35

Total Investments	$12,276		$35	$—	$12,311

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9		$—	$—	$9

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 56.7%
Auto Parts & Equipment - 1.1%
Magna International, Inc.,	69,600	$3,619

Banks - 2.3%
Banco Santander S.A. ADR	248,397	2,645
JPMorgan Chase & Co.	79,550	3,375
Morgan Stanley	72,500	1,973

		7,993

Beverages - 1.2%
Coca-Cola (The) Co.	65,000	4,275

Chemicals - 1.6%
Dow Chemical (The) Co.	163,600	5,585

Commercial Services - 1.5%
Weight Watchers International, Inc.	134,000	5,024

Computers - 3.1%
Accenture PLC, Class A	116,800	5,664
Computer Sciences Corp.	79,800	3,958
Hewlett-Packard Co.	25,000	1,052

		10,674

Cosmetics/Personal Care - 0.8%
Procter & Gamble (The) Co.	45,000	2,895

Electrical Components & Equipment - 0.9%
Emerson Electric Co.	55,000	3,144

Food - 3.3%
B&G Foods, Inc.	280,000	3,844
Kellogg Co.	55,000	2,810
Kraft Foods, Inc., Class A	144,500	4,553

		11,207

Forest Products & Paper - 1.8%
Rayonier, Inc.	120,000	6,303

Healthcare - Products - 1.5%
Johnson & Johnson	85,000	5,257

Healthcare - Services - 1.1%
UnitedHealth Group, Inc.	100,000	3,611

Household Products/Wares - 1.2%
Kimberly-Clark Corp.	62,600	3,946

Insurance - 2.9%
Chubb Corp.	88,000	5,248
Travelers (The) Cos., Inc.	85,000	4,736

		9,984

Media - 2.9%
Comcast Corp., Class A	200,000	4,394
Walt Disney (The) Co.	145,000	5,439

		9,833

Mining - 1.4%
Southern Copper Corp.	95,000	4,630

Miscellaneous Manufacturing - 4.6%
3M Co.	69,000	5,955
Eaton Corp.	60,000	6,091
General Electric Co.	205,000	3,749

		15,795

Office/Business Equipment - 1.3%
Xerox Corp.	400,000	4,608

Oil & Gas - 7.3%
Cenovus Energy, Inc.	100,000	3,324
ConocoPhillips	65,000	4,426
Devon Energy Corp.	50,000	3,926
Encana Corp.	100,000	2,912
Marathon Oil Corp.	124,000	4,592
Occidental Petroleum Corp.	60,000	5,886

		25,066

Pharmaceuticals - 6.8%
Abbott Laboratories	60,000	2,875
Bristol-Myers Squibb Co.	75,000	1,986
GlaxoSmithKline PLC ADR	127,000	4,981
Merck & Co., Inc.	151,366	5,455
Mylan, Inc.*	165,242	3,491
Pfizer, Inc.	255,000	4,465

		23,253

Real Estate Investment Trusts - 1.1%
Healthcare Realty Trust, Inc.	185,000	3,917

Retail - 1.5%
Home Depot (The), Inc.	150,000	5,259

Savings & Loans - 2.0%
New York Community Bancorp, Inc.	365,000	6,880

Software - 0.3%
Microsoft Corp.	35,000	977

Telecommunications - 2.7%
Cisco Systems, Inc.*	82,000	1,659
Nokia OYJ ADR	215,000	2,219

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 56.7% continued
Telecommunications - 2.7% continued
Verizon Communications, Inc.	150,000	$5,367

		9,245

Toys, Games & Hobbies - 0.5%
Mattel, Inc.	65,000	1,653

Total Common Stocks (Cost $164,897)		194,633

CONVERTIBLE PREFERRED STOCKS - 6.5%
Auto Manufacturers - 0.5%
General Motors Co., 4.75%	35,000	1,894

Electric - 2.6%
Great Plains Energy, Inc., 12.00%	95,000	6,080
NextEra Energy, Inc., 8.38%	60,000	2,978

		9,058

Insurance - 2.4%
Hartford Financial Services Group, Inc.,
7.25%	199,097	5,099
XL Group Plc, 10.75%	101,250	3,155

		8,254

Oil & Gas - 0.2%
Apache Corp., 6.00%	8,502	563

Pharmaceuticals - 0.8%
Omnicare Capital Trust II, 4.00%	66,900	2,589

Total Convertible Preferred Stocks (Cost $21,453)		22,358

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 31.5%
Aerospace/Defense - 1.0%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$3,352

Biotechnology - 0.6%
Charles River Laboratories International, Inc.,
2.25%, 6/15/13	2,000	2,005

Building Materials - 1.0%
Cemex SAB de CV,
4.88%, 3/15/15	3,170	3,467

Commercial Services - 2.9%
United Rentals, Inc.,
4.00%, 11/15/15	4,500	9,900

Computers - 3.5%
CACI International, Inc.,
2.13%, 5/1/14	6,000	6,870
SanDisk Corp.,
1.50%, 8/15/17	4,682	5,261

		12,131

Electrical Components & Equipment - 1.6%
General Cable Corp.,
0.88%, 11/15/13	2,000	1,955
4.50%, 11/15/29	3,000	3,574

		5,529

Food - 1.3%
Tyson Foods, Inc.,
3.25%, 10/15/13	3,500	4,309

Healthcare - Services - 3.5%
AMERIGROUP Corp.,
2.00%, 5/15/12	3,000	3,488
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	5,031
Molina Healthcare, Inc.,
3.75%, 10/1/14	3,400	3,362

		11,881

Home Builders - 1.4%
DR Horton, Inc.,
2.00%, 5/15/14	4,125	4,728

Insurance - 3.9%
American Equity Investment Life Holding Co.,
5.25%, 12/6/24	6,000	6,578
Old Republic International Corp.,
8.00%, 5/15/12	5,500	6,964

		13,542

Iron/Steel - 1.3%
ArcelorMittal,
5.00%, 5/15/14	2,965	4,277

Mining - 2.3%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	427	529

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 31.5% continued
Mining - 2.3% continued
Newmont Mining Corp.,
1.63%, 7/15/17	$5,000	$7,275

		7,804

Oil & Gas - 1.4%
Transocean, Inc.,
1.50%, 12/15/37	5,000	4,919

Retail - 1.3%
Regis Corp.,
5.00%, 7/15/14	3,475	4,439

Semiconductors - 1.7%
Intel Corp.,
2.95%, 12/15/35	6,000	5,970

Telecommunications - 2.8%
Alaska Communications Systems Group, Inc.,
5.75%, 3/1/13	5,500	5,858
NII Holdings, Inc.,
3.13%, 6/15/12	4,000	3,900

		9,758

Total Convertible Bonds (Cost $93,864)		108,011

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	17,294,830	$17,295

Total Investment Companies (Cost $17,295)		17,295

Total Investments - 99.7% (Cost $297,509)		342,297

Other Assets less Liabilities - 0.3%		1,113

NET ASSETS - 100.0%		$343,410

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $7,574,000 with net purchases of approximately $9,721,000 during the nine months ended December 31, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$297,587

Gross tax appreciation of investments	$53,877
Gross tax depreciation of investments	(9,167)

Net tax appreciation of investments	$44,710

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$194,633	(1)	$—		$—	$194,633
Convertible Preferred Stocks	22,358	(1)	—		—	22,358
Convertible Bonds	—		108,011	(1)	—	108,011
Investment Companies	17,295		—		—	17,295

Total Investments	$234,286		$108,011		$—	$342,297

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Australia - 2.9%
Alumina Ltd.	1,733,663	$4,391
Computershare Ltd.	164,392	1,810
Myer Holdings Ltd.	822,115	2,983

		9,184

Belgium - 1.8%
Anheuser-Busch InBev N.V.	101,350	5,790

Brazil - 2.5%
Petroleo Brasileiro S.A. ADR	69,296	2,622
Vale S.A. ADR	148,279	5,126

		7,748

Canada - 3.0%
Bombardier, Inc., Class B	765,241	3,856
Talisman Energy, Inc.	100,979	2,246
Trican Well Service Ltd.	159,149	3,223

		9,325

China - 2.4%
Bank of China Ltd., Class H	7,485,595	3,942
China Yurun Food Group Ltd.	1,095,125	3,599

		7,541

Denmark - 0.8%
Christian Hansen Holding A/S	126,749	2,591

Finland - 1.6%
UPM-Kymmene OYJ	289,216	5,113

France - 5.4%
BNP Paribas	73,688	4,704
Societe Generale	101,460	5,463
Total S.A.	91,984	4,885
Veolia Environnement S.A.	71,650	2,098

		17,150

Germany - 6.2%
Allianz S.E. (Registered)	34,637	4,116
Deutsche Bank A.G. (Registered)	69,130	3,611
E.ON A.G.	39,964	1,226
GEA Group A.G.	129,856	3,751
Linde A.G.	27,424	4,162
Siemens A.G. (Registered)	21,725	2,690

		19,556

Hong Kong - 2.3%
AIA Group Ltd.*	559,800	1,574
Esprit Holdings Ltd.	353,493	1,682
Huabao International Holdings Ltd.	2,448,956	3,961

		7,217

India - 1.0%
Sterlite Industries India Ltd. ADR	188,218	3,113

Ireland - 1.0%
Covidien PLC	20,556	938
XL Group PLC	99,801	2,178

		3,116

Italy - 0.7%
Enel S.p.A.	444,773	2,222

Japan - 19.5%
Canon, Inc.	83,479	4,279
Chiyoda Corp.	366,300	3,641
East Japan Railway Co.	36,300	2,360
Kansai Electric Power (The) Co., Inc.	124,200	3,065
Kawasaki Heavy Industries Ltd.	951,100	3,195
Kinden Corp.	235,300	2,173
Kubota Corp.	343,500	3,250
Mitsubishi UFJ Financial Group, Inc.	1,286,548	6,951
Mitsui & Co. Ltd.	255,600	4,217
NGK Insulators Ltd.	137,600	2,243
NGK Spark Plug Co. Ltd.	166,600	2,554
Nomura Holdings, Inc.	304,800	1,932
NTT DoCoMo, Inc.	2,280	3,981
Shimano, Inc.	65,248	3,317
Shin-Etsu Chemical Co. Ltd.	49,500	2,680
Sony Corp.	108,000	3,889
Sumitomo Metal Mining Co. Ltd.	151,500	2,644
Tokio Marine Holdings, Inc.	170,700	5,098

		61,469

Netherlands - 3.8%
NXP Semiconductor N.V.*	105,979	2,218
QIAGEN N.V.*	123,359	2,413
Royal Dutch Shell PLC, Class A	2,346	78
Royal Dutch Shell PLC, Class B	187,594	6,207
Unilever N.V. - CVA	38,573	1,200

		12,116

Norway - 1.0%
Marine Harvest A.S.A.	3,010,498	3,181

Portugal - 1.0%
Jeronimo Martins SGPS S.A.	211,287	3,223

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Singapore - 1.3%
DBS Group Holdings Ltd.	377,294	$4,209

South Korea - 1.7%
Hyundai Motor Co.*	34,800	5,316

Spain - 3.1%
Banco Santander S.A.	305,718	3,248
Iberdrola Renovables S.A.	234,434	833
Iberdrola S.A.	286,169	2,205
Telefonica S.A.	154,382	3,506

		9,792

Sweden - 1.3%
Telefonaktiebolaget LM Ericsson, Class B	361,121	4,182

Switzerland - 8.5%
ABB Ltd. (Registered)*	77,913	1,740
Credit Suisse Group A.G. (Registered)	115,229	4,650
Givaudan S.A. (Registered)	2,795	3,018
Novartis A.G. (Registered)	126,624	7,452
Roche Holding A.G. (Genusschein)	50,839	7,453
Syngenta A.G. (Registered)	8,426	2,468

		26,781

Taiwan - 0.9%
Hon Hai Precision Industry Co. Ltd.	716,160	2,882

United Kingdom - 18.8%
Autonomy Corp. PLC*	147,415	3,462
BAE Systems PLC	409,974	2,110
Barclays PLC	734,009	3,020
BP PLC	311,705	2,284
Compass Group PLC	474,995	4,306
GlaxoSmithKline PLC	217,240	4,220
National Grid PLC	314,138	2,739
Pearson PLC	254,652	4,023
Prudential PLC	609,832	6,360
Reckitt Benckiser Group PLC	82,709	4,549
Rolls-Royce Group PLC*	159,644	1,551
Standard Chartered PLC	223,746	6,024
Vodafone Group PLC	2,487,097	6,475
Weir Group (The) PLC	166,232	4,614
WPP PLC	306,090	3,782

		59,519

United States - 5.4%
Activision Blizzard, Inc.	217,751	2,709
Mead Johnson Nutrition Co.	51,282	3,192
NII Holdings, Inc.*	58,674	2,620
Schlumberger Ltd.	45,293	3,782
Virgin Media, Inc.	170,317	4,640

		16,943

Total Common Stocks (Cost $267,818) (1)		309,279

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Volkswagen A.G.	18,558	3,007

Total Preferred Stocks (Cost $3,314) (1)		3,007

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	2,770,199	2,770

Total Investment Companies (Cost $2,770)		2,770

Total Investments - 99.7% (Cost $273,902)		315,056

Other Assets less Liabilities - 0.3%		1,001

NET ASSETS - 100.0%		$316,057

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,719,000 with net purchases of approximately $51,000 during the nine months ended December 31, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

At December 31, 2010, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	12.6%
Consumer Staples	7.9
Energy	8.1
Financials	21.5
Health Care	7.2
Industrials	13.3
Information Technology	6.9
Materials	12.6
Telecommunication Services	5.3
Utilities	4.6

Total	100.0%

At December 31, 2010, the International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	59.2%
Euro	6.3
Japanese Yen	5.2
All other currencies less than 5%	29.3

Total	100.0%

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$278,664

Gross tax appreciation of investments	$53,220
Gross tax depreciation of investments	(16,828)

Net tax appreciation of investments	$36,392

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established prodedures, the triggers were met on December 31, 2010, and, as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$2,246	$45,795	$—	$48,041
Consumer Staples	—	28,113	—	28,113
Energy	—	25,250	—	25,250
Financials	14,160	27,989	—	42,149
Health Care	10,948	6,546	—	17,494
Industrials	6,416	43,591	—	50,007
Information Technology	3,856	23,826	—	27,682
Materials	2,218	32,664	—	34,882
Telecommunication Services	—	16,944	—	16,944
Utilities	2,620	16,097	—	18,717
Preferred Stocks
Utilities	—	3,007	—	3,007
Investment companies	2,770	—	—	2,770

Total Investments	$45,234	$269,822	$—	$315,056

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace/Defense - 1.2%
L-3 Communications Holdings, Inc.	8,834	$623
Raytheon Co.	24,627	1,141

		1,764

Agriculture - 2.3%
Philip Morris International, Inc.	59,968	3,510

Apparel - 2.8%
Coach, Inc.	25,822	1,428
Polo Ralph Lauren Corp.(1)	25,212	2,797

		4,225

Banks - 9.3%
Citigroup, Inc.*	721,749	3,414
Comerica, Inc.	34,333	1,450
Goldman Sachs Group (The), Inc.	4,948	832
JPMorgan Chase & Co.	80,346	3,408
Morgan Stanley	57,553	1,566
SunTrust Banks, Inc.	23,020	679
U.S. Bancorp	56,719	1,530
Wells Fargo & Co.	42,033	1,303

		14,182

Beverages - 1.6%
Dr Pepper Snapple Group, Inc.	32,008	1,125
PepsiCo, Inc.	21,153	1,382

		2,507

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	12,558	1,012
Amgen, Inc.*	13,588	746
Celgene Corp.*	15,395	910

		2,668

Coal - 0.9%
Arch Coal, Inc.	38,426	1,347

Computers - 7.7%
Apple, Inc.*	11,668	3,764
Brocade Communications Systems, Inc.*	164,361	869
EMC Corp.*	98,233	2,250
Hewlett-Packard Co.	38,033	1,601
International Business Machines Corp.	15,455	2,268
Teradata Corp.*	23,473	966

		11,718

Cosmetics/Personal Care - 1.4%
Procter & Gamble (The) Co.	33,563	2,159

Diversified Financial Services - 1.3%
Discover Financial Services	109,452	2,028

Electric - 2.3%
Entergy Corp.	12,875	912
NRG Energy, Inc.*	79,737	1,558
Southern (The) Co.	25,422	972

		3,442

Food - 2.1%
General Mills, Inc.	50,976	1,815
Unilever PLC ADR	46,088	1,423

		3,238

Forest Products & Paper - 0.8%
UPM-Kymmene OYJ ADR	70,240	1,247

Healthcare - Products - 2.2%
Baxter International, Inc.	22,069	1,117
Covidien PLC	18,707	854
Johnson & Johnson	21,585	1,335

		3,306

Healthcare - Services - 2.0%
Humana, Inc.*	41,327	2,262
Tenet Healthcare Corp.*	113,950	763

		3,025

Home Builders - 1.1%
PulteGroup, Inc.*	229,873	1,729

Insurance - 5.5%
ACE Ltd.	18,687	1,163
CNO Financial Group, Inc.*	308,563	2,092
MGIC Investment Corp.*	196,485	2,002
Unum Group	41,747	1,011
XL Group PLC	96,719	2,111

		8,379

Internet - 2.4%
AOL, Inc.*	43,696	1,036
Google, Inc., Class A*	2,594	1,541
GSI Commerce, Inc.*	43,872	1,018

		3,595

Machinery - Construction & Mining - 1.0%
Joy Global, Inc.	16,843	1,461

Machinery - Diversified - 0.8%
Cummins, Inc.(1)	10,849	1,194

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Media - 1.8%
Time Warner, Inc.	53,335	$1,716
Walt Disney (The) Co.	29,314	1,099

		2,815

Metal Fabrication/Hardware - 1.2%
Precision Castparts Corp.	13,032	1,814

Mining - 1.9%
Alcoa, Inc.	108,112	1,664
Titanium Metals Corp.*	72,284	1,242

		2,906

Miscellaneous Manufacturing - 5.3%
Dover Corp.	14,703	859
General Electric Co.	202,375	3,702
Honeywell International, Inc.	25,747	1,369
Parker Hannifin Corp.	25,585	2,208

		8,138

Office/Business Equipment - 1.2%
Canon, Inc. ADR	34,264	1,759

Oil & Gas - 11.8%
Apache Corp.	20,177	2,406
Chevron Corp.	38,644	3,526
ENSCO PLC ADR	28,284	1,510
Exxon Mobil Corp.	33,854	2,475
Noble Corp.	40,613	1,453
Occidental Petroleum Corp.	35,317	3,465
Petroleo Brasileiro S.A. ADR	43,792	1,657
Talisman Energy, Inc.	67,801	1,504

		17,996

Pharmaceuticals - 6.0%
Cephalon, Inc.*	22,212	1,371
Forest Laboratories, Inc.*	48,299	1,544
Mead Johnson Nutrition Co.	27,933	1,739
Merck & Co., Inc.	104,077	3,751
Teva Pharmaceutical Industries Ltd. ADR	12,815	668

		9,073

Retail - 6.7%
Darden Restaurants, Inc.	33,267	1,545
Gap (The), Inc.	46,993	1,040
McDonald’s Corp.	12,606	968
Nordstrom, Inc.	39,339	1,667
Target Corp.	31,233	1,878
TJX Cos., Inc.	25,907	1,150
Wal-Mart Stores, Inc.	36,068	1,945

		10,193

Semiconductors - 3.6%
ASML Holding N.V. (Registered)	37,301	1,430
Intel Corp.	27,528	579
NXP Semiconductor N.V.*	50,781	1,063
ON Semiconductor Corp.*	100,199	990
Texas Instruments, Inc.	41,879	1,361

		5,423

Software - 2.2%
Activision Blizzard, Inc.	114,857	1,429
Check Point Software Technologies Ltd.*	32,681	1,512
MedAssets, Inc.*	19,502	393

		3,334

Telecommunications - 4.9%
AT&T, Inc.	43,315	1,272
Cisco Systems, Inc.*	93,580	1,893
QUALCOMM, Inc.	18,169	899
Verizon Communications, Inc.	37,952	1,358
Virgin Media, Inc.	77,445	2,110

		7,532

Transportation - 1.7%
Kansas City Southern*	53,932	2,581

Total Common Stocks (Cost $120,620)		150,288

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	1,599,156	$1,599

Total Investment Companies (Cost $1,599)		1,599

Total Investments - 99.8% (Cost $122,219)		151,887

Other Assets less Liabilities - 0.2%		250

NET ASSETS - 100.0%		$152,137

(1)	A portion of the security is held to cover open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $912,000 with net purchases of approximately $687,000 during the nine months ended December 31, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Large Cap Equity Fund has open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000S)
Polo Ralph Lauren Corp.,
Exp. Date 01/22/11, Strike Price $120.00	(14)	$—
Polo Ralph Lauren Corp.,
Exp. Date 01/22/11, Strike Price $125.00	(9)	—
Cummins, Inc.,
Exp. Date 1/22/11, Strike Price $120.00	(9)	—

Total Written Option Contracts
(Premiums Received $4)		$—

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$126,663

Gross tax appreciation of investments	$29,018
Gross tax depreciation of investments	(3,794)

Net tax appreciation of investments	$25,224

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$150,288	(1)	$—	$—	$150,288
Investment Companies	1,599			—	1,599

Total Investments	$151,887		$—	$—	$151,887

OTHER FINANCIAL INSTRUMENTS
Assets
Written Call Options	$(3)		$—	$—	$(3)

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.3%
Aerospace/Defense - 4.1%
Boeing (The) Co.	23,840	$1,556
Rockwell Collins, Inc.	12,450	725
United Technologies Corp.	14,155	1,114

		3,395

Apparel - 2.3%
NIKE, Inc., Class B	22,635	1,934

Auto Parts & Equipment - 2.4%
Johnson Controls, Inc.	51,430	1,965

Beverages - 3.0%
Green Mountain Coffee Roasters, Inc.*	26,440	869
PepsiCo, Inc.	25,285	1,652

		2,521

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc.*	11,675	941
Celgene Corp.*	15,620	924
Life Technologies Corp.*	15,880	881

		2,746

Chemicals - 1.9%
Air Products & Chemicals, Inc.	8,580	780
Ecolab, Inc.	16,185	816

		1,596

Commercial Services - 1.4%
Mastercard, Inc., Class A	5,160	1,156

Computers - 15.1%
Apple, Inc.*	12,710	4,100
Cognizant Technology Solutions Corp., Class A*	25,570	1,874
EMC Corp.*	63,180	1,447
International Business Machines Corp.	11,385	1,671
NetApp, Inc.*	26,555	1,459
Riverbed Technology, Inc.*	24,935	877
Teradata Corp.*	25,600	1,054

		12,482

Diversified Financial Services - 3.4%
American Express Co.	36,520	1,567
IntercontinentalExchange, Inc.*	10,238	1,220

		2,787

Electronics - 0.9%
Dolby Laboratories, Inc., Class A*	11,275	752

Food - 3.0%
Sysco Corp.	43,385	1,276
Whole Foods Market, Inc.*	24,320	1,230

		2,506

Healthcare - Products - 2.0%
Covidien PLC	17,565	802
Intuitive Surgical, Inc.*	3,282	846

		1,648

Internet - 6.5%
Amazon.com, Inc.*	11,915	2,145
F5 Networks, Inc.*	5,292	689
Google, Inc., Class A*	3,894	2,313
priceline.com, Inc.*	594	237

		5,384

Machinery - Diversified - 4.4%
Cummins, Inc.	16,195	1,782
Deere & Co.	21,970	1,824

		3,606

Media - 1.8%
Walt Disney (The) Co.	39,435	1,479

Metal Fabrication/Hardware - 1.0%
Precision Castparts Corp.	5,755	801

Mining - 2.9%
BHP Billiton Ltd. ADR	11,755	1,092
Freeport-McMoRan Copper & Gold, Inc.	11,015	1,323

		2,415

Miscellaneous Manufacturing - 1.7%
Danaher Corp.	29,880	1,409

Oil & Gas - 5.5%
Apache Corp.	11,225	1,338
Exxon Mobil Corp.	16,965	1,241
Suncor Energy, Inc.	22,385	857
Talisman Energy, Inc.	49,825	1,106

		4,542

Oil & Gas Services - 5.0%
National Oilwell Varco, Inc.	25,865	1,740
Schlumberger Ltd.	28,495	2,379

		4,119

Pharmaceuticals - 1.7%
Abbott Laboratories	17,485	838
Teva Pharmaceutical Industries Ltd. ADR	11,550	602

		1,440

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.3% continued
Retail - 7.6%
Costco Wholesale Corp.	11,225	$810
McDonald’s Corp.	22,915	1,759
Nordstrom, Inc.	15,530	658
Starbucks Corp.	42,385	1,362
Tiffany & Co.	27,330	1,702

		6,291

Software - 9.8%
Autodesk, Inc.*	23,840	911
Cerner Corp.*	12,980	1,230
Citrix Systems, Inc.*	35,315	2,416
Microsoft Corp.	27,850	777
Oracle Corp.	22,400	701
Red Hat, Inc.*	18,085	826
Salesforce.com, Inc.*	9,860	1,301

		8,162

Telecommunications - 6.2%
Acme Packet, Inc.*	7,415	394
American Tower Corp., Class A*	16,250	839
Cisco Systems, Inc.*	37,585	760
Juniper Networks, Inc.*	35,702	1,318
QUALCOMM, Inc.	37,010	1,832

		5,143

Transportation - 1.4%
Kansas City Southern*	24,600	1,177

Total Common Stocks (Cost $76,682)		81,456

INVESTMENT COMPANIES - 2.8%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,331,989	2,332

Total Investment Companies (Cost $2,332)		2,332

Total Investments - 101.1% (Cost $79,014)		83,788

Liabilities less Other Assets - (1.1)%		(916)

NET ASSETS - 100.0%		$82,872

(1)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $493,000 with net purchases of approximately $1,839,000 during the nine months ended December 31, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$79,168

Gross tax appreciation of investments	$5,544
Gross tax depreciation of investments	(924)

Net tax appreciation of investments	$4,620

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks	$81,456	(1)	$—	$—	$81,456
Investment Companies	2,332		—	—	2,332

Total Investments	$83,788		$—	$—	$83,788

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.7%
Advertising - 2.7%
Omnicom Group, Inc.	109,835	$5,030

Aerospace/Defense - 2.9%
Boeing (The) Co.	48,280	3,151
Lockheed Martin Corp.	31,799	2,223

		5,374

Banks - 15.5%
Bank of America Corp.	316,330	4,220
Bank of New York Mellon (The) Corp.	100,405	3,032
BB&T Corp.	130,660	3,435
Goldman Sachs Group (The), Inc.	23,445	3,943
JPMorgan Chase & Co.	136,035	5,771
Morgan Stanley	121,905	3,317
Wells Fargo & Co.	180,000	5,578

		29,296

Beverages - 1.3%
PepsiCo, Inc.	38,465	2,513

Building Materials - 2.2%
Masco Corp.	321,795	4,074

Chemicals - 2.6%
Dow Chemical (The) Co.	144,855	4,945

Computers - 4.0%
Hewlett-Packard Co.	86,835	3,656
International Business Machines Corp.	26,160	3,839

		7,495

Diversified Financial Services - 9.8%
American Express Co.	116,070	4,982
BlackRock, Inc.	20,149	3,840
Invesco Ltd.	165,385	3,979
Legg Mason, Inc.	155,685	5,647

		18,448

Engineering & Construction - 2.3%
Jacobs Engineering Group, Inc.*	96,260	4,414

Food - 2.8%
Kellogg Co.	54,460	2,782
Kraft Foods, Inc., Class A	80,440	2,535

		5,317

Healthcare - Products - 2.1%
Medtronic, Inc.	104,670	3,882

Home Builders - 1.7%
Toll Brothers, Inc.*	170,340	3,237

Insurance - 5.4%
Allstate (The) Corp.	111,770	3,563
MetLife, Inc.	63,605	2,826
Prudential Financial, Inc.	63,560	3,732

		10,121

Iron/Steel - 1.0%
ArcelorMittal (Registered)	49,725	1,896

Leisure Time - 1.9%
Carnival Corp.	77,975	3,595

Media - 1.8%
McGraw-Hill (The) Cos., Inc.	94,100	3,426

Miscellaneous Manufacturing - 2.3%
General Electric Co.	235,055	4,299

Oil & Gas - 7.4%
Chevron Corp.	39,560	3,610
ConocoPhillips	44,830	3,053
Ensco PLC ADR	82,255	4,391
Exxon Mobil Corp.	40,510	2,962

		14,016

Oil & Gas Services - 5.0%
Baker Hughes, Inc.	97,730	5,587
Schlumberger Ltd.	46,565	3,888

		9,475

Pharmaceuticals - 4.1%
Merck & Co., Inc.	71,200	2,566
Pfizer, Inc.	145,093	2,540
Roche Holding A.G. ADR	71,235	2,611

		7,717

Retail - 2.1%
Home Depot (The), Inc.	110,450	3,872

Semiconductors - 4.7%
Analog Devices, Inc.	97,420	3,670
Intel Corp.	245,855	5,170

		8,840

Software - 2.1%
Microsoft Corp.	142,090	3,967

Telecommunications - 10.9%
AT&T, Inc.	106,395	3,126
Cisco Systems, Inc.*	250,735	5,072
Nokia OYJ ADR	270,420	2,791
QUALCOMM, Inc.	120,685	5,973

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.7% continued
Telecommunications - 10.9% continued
Verizon Communications, Inc.	100,975	$3,613

		20,575

Tobacco - 2.1%
Philip Morris International, Inc.	67,175	3,932

Total Common Stocks (Cost $159,874)		189,756

INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	55,207	55

Total Investment Companies (Cost $55)		55

Total Investments - 100.8% (Cost $159,929)		189,811

Liabilities less Other Assets - (0.8)%		(1,417)

NET ASSETS - 100.0%		$188,394

(1)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,682,000 with net sales of approximately $5,627,000 in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$161,033

Gross tax appreciation of investments	$29,405
Gross tax depreciation of investments	(627)

Net tax appreciation of investments	$28,778

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$189,756	(1)	$—	$—	$189,756
Investment Companies	55		—	—	55

Total Investments	$189,811		$—	$—	$189,811

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%
Advertising - 0.1%
APAC Customer Services, Inc.*	2,183	$13
Harte-Hanks, Inc.	7,705	98
Marchex, Inc., Class B	3,616	35

		146

Aerospace/Defense - 1.3%
AAR Corp.*	4,383	120
Aerovironment, Inc.*	1,301	35
Astronics Corp.*	712	15
Breeze-Eastern Corp.*	855	6
Cubic Corp.	4,347	205
Curtiss-Wright Corp.	5,945	197
Ducommun, Inc.	595	13
Esterline Technologies Corp.*	3,508	241
GenCorp, Inc.*	2,457	13
HEICO Corp.	3,774	192
Herley Industries, Inc.*	1,439	25
Kaman Corp.	2,168	63
LMI Aerospace, Inc.*	739	12
Moog, Inc., Class A*	4,381	174
Moog, Inc., Class B*	560	22
National Presto Industries, Inc.	1,005	131
Orbital Sciences Corp.*	6,814	117
SIFCO Industries, Inc.	560	9
Teledyne Technologies, Inc.*	4,664	205
Triumph Group, Inc.	2,604	233

		2,028

Agriculture - 0.3%
AgFeed Industries, Inc.*	1,601	5
Alico, Inc.	560	13
Alliance One International, Inc.*	11,039	47
Andersons (The), Inc.	1,886	69
Cadiz, Inc.*	4,650	58
Griffin Land & Nurseries, Inc.	165	5
Tejon Ranch Co.*	3,066	84
Universal Corp.	2,183	89
Vector Group Ltd.	7,274	126

		496

Airlines - 0.5%
AirTran Holdings, Inc.*	14,400	106
Alaska Air Group, Inc.*	3,946	224
Allegiant Travel Co.	3,076	151
Hawaiian Holdings, Inc.*	2,020	16
JetBlue Airways Corp.*	26,496	175
Republic Airways Holdings, Inc.*	1,736	13
Skywest, Inc.	8,579	134

		819

Apparel - 1.7%
Carter’s, Inc.*	6,415	189
Cherokee, Inc.	595	11
Columbia Sportswear Co.	2,778	168
Deckers Outdoor Corp.*	3,771	301
G-III Apparel Group Ltd.*	823	29
Iconix Brand Group, Inc.*	10,472	202
Jones Group (The), Inc.	9,600	149
K-Swiss, Inc., Class A*	2,620	33
Maidenform Brands, Inc.*	595	14
Oxford Industries, Inc.	3,067	79
Perry Ellis International, Inc.*	2,898	80
Quiksilver, Inc.*	6,223	32
Skechers U.S.A., Inc., Class A*	4,366	87
Steven Madden Ltd.*	2,635	110
Superior Uniform Group, Inc.	714	8
Timberland (The) Co., Class A*	7,428	183
True Religion Apparel, Inc.*	1,177	26
Under Armour, Inc., Class A*	5,099	280
Unifi, Inc.*	2,620	44
Volcom, Inc.	1,768	33
Warnaco Group (The), Inc.*	5,069	279
Weyco Group, Inc.	714	17
Wolverine World Wide, Inc.	8,288	264

		2,618

Auto Manufacturers - 0.1%
Force Protection, Inc.*	3,906	21
Wabash National Corp.*	8,600	102

		123

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing Holdings, Inc.*	3,179	41
Amerigon, Inc.*	1,002	11
ArvinMeritor, Inc.*	2,342	48
Cooper Tire & Rubber Co.	6,975	164
Dana Holding Corp.*	11,911	205
Dorman Products, Inc.*	2,311	84
Exide Technologies*	1,400	13
Fuel Systems Solutions, Inc.*	2,570	75
Miller Industries, Inc.	893	13

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Auto Parts & Equipment - 0.6% continued
Modine Manufacturing Co.*	3,652	$57
Spartan Motors, Inc.	1,467	9
Standard Motor Products, Inc.	1,588	22
Superior Industries International, Inc.	2,332	49
Tenneco, Inc.*	1,715	70
Titan International, Inc.	2,920	57
Wonder Auto Technology, Inc.*	1,010	8

		926

Banks - 5.2%
1st Source Corp.	6,125	124
Alliance Bancorp, Inc. of Pennsylvania	743	7
Alliance Financial Corp.	161	5
American National Bankshares, Inc.	2,917	69
Ameris Bancorp*	888	9
Ames National Corp.	2,887	63
Arrow Financial Corp.	2,899	80
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,605	48
Bancorp Rhode Island, Inc.	153	4
Bancorp, Inc.*	1,588	16
Bank Mutual Corp.	5,824	28
Bank of Marin Bancorp	162	6
Bank of South Carolina Corp.	200	2
Bank of the Ozarks, Inc.	1,588	69
Banner Corp.	1,461	3
Bar Harbor Bankshares	1,886	55
BCB Bancorp, Inc.	714	7
Berkshire Bancorp, Inc.*	321	2
Boston Private Financial Holdings, Inc.	2,905	19
Bryn Mawr Bank Corp.	580	10
Camden National Corp.	893	32
Capital City Bank Group, Inc.	4,376	55
Cardinal Financial Corp.	1,290	15
Cass Information Systems, Inc.	164	6
Cathay General Bancorp	8,457	141
Center Bancorp, Inc.	6,132	50
Centerstate Banks, Inc.	720	6
Century Bancorp, Inc., Class A	310	8
Chemical Financial Corp.	1,622	36
Citizens & Northern Corp.	738	11
City Holding Co.	2,918	106
CoBiz Financial, Inc.	1,764	11
Columbia Banking System, Inc.	3,628	76
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	3,350	93
Community Trust Bancorp, Inc.	2,743	79
CVB Financial Corp.	6,671	58
Eagle Bancorp, Inc.*	4,376	63
East West Bancorp, Inc.	7,840	153
Enterprise Bancorp, Inc.	705	10
Enterprise Financial Services Corp.	862	9
Farmers Capital Bank Corp.*	712	3
Fidelity Southern Corp.*	1,739	12
Financial Institutions, Inc.	4,069	77
First Bancorp	893	14
First Bancorp, Inc.	3,483	55
First Busey Corp.	1,183	6
First Community Bancshares, Inc.	4,962	74
First Financial Bankshares, Inc.	2,183	112
First Financial Corp.	3,071	108
First Financial Service Corp.*	743	3
First Horizon National Corp. - (Fractional Shares)*	38,608	—
First Merchants Corp.	1,310	12
First Midwest Bancorp, Inc.	8,569	99
First of Long Island (The) Corp.	2,630	76
First South Bancorp, Inc.	560	4
FirstMerit Corp.	9,725	192
FNB Corp.	7,125	70
Fulton Financial Corp.	15,138	157
German American Bancorp, Inc.	441	8
Glacier Bancorp, Inc.	8,599	130
Great Southern Bancorp, Inc.	3,076	73
Guaranty Bancorp*	5,241	7
Hampton Roads Bankshares, Inc.*	2,337	1
Hancock Holding Co.	3,513	122
Hanmi Financial Corp.*	1,295	1
Hawthorn Bancshares, Inc.	566	5
Heartland Financial USA, Inc.	712	12
Heritage Financial Corp.*	705	10
IBERIABANK Corp.	2,059	122
Independent Bank Corp.	3,781	102
International Bancshares Corp.	5,836	117
Jeffersonville Bancorp	214	2
Lakeland Bancorp, Inc.	7,287	80
Lakeland Financial Corp.	1,159	25
MainSource Financial Group, Inc.	1,292	13
MB Financial, Inc.	6,690	116
Merchants Bancshares, Inc.	2,640	73

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Banks - 5.2% continued
Metro Bancorp, Inc.*	873	$10
Middleburg Financial Corp.	2,778	40
Midsouth Bancorp, Inc.	856	13
MidWestOne Financial Group, Inc.	564	9
Nara Bancorp, Inc.*	1,010	10
National Bankshares, Inc.	2,038	64
NBT Bancorp, Inc.	5,225	126
Northrim BanCorp, Inc.	3,199	62
Norwood Financial Corp.	2,051	57
Ohio Valley Banc Corp.	813	16
Old National Bancorp	10,171	121
Oriental Financial Group, Inc.	2,927	37
Orrstown Financial Services, Inc.	1,886	52
Pacific Capital Bancorp N.A.*	187	5
Pacific Continental Corp.	873	9
PacWest Bancorp	5,197	111
Park National Corp.	2,200	160
Peapack Gladstone Financial Corp.	720	9
Peoples Bancorp, Inc.	893	14
Peoples Financial Corp.	421	6
Pinnacle Financial Partners, Inc.*	4,962	67
Popular, Inc.*	9,471	30
Porter Bancorp, Inc.	723	7
Premier Financial Bancorp	1,020	7
PrivateBancorp, Inc.	5,376	77
Prosperity Bancshares, Inc.	4,362	171
QCR Holdings, Inc.	716	5
Renasant Corp.	2,320	39
Republic Bancorp, Inc., Class A	1,607	38
Republic First Bancorp, Inc.*	1,598	4
S&T Bancorp, Inc.	5,240	118
Sandy Spring Bancorp, Inc.	4,366	80
Savannah Bancorp (The), Inc.	712	5
SCBT Financial Corp.	2,029	66
Seacoast Banking Corp. of Florida*	4,639	7
Shore Bancshares, Inc.	893	9
Sierra Bancorp	893	10
Signature Bank*	3,802	190
Simmons First National Corp., Class A	2,926	83
Southern National Bancorp, Inc. of Virginia*	712	5
Southside Bancshares, Inc.	2,922	62
Southwest Bancorp, Inc.*	887	11
State Bancorp, Inc.	712	7
StellarOne Corp.	1,326	19
Sterling Bancorp	1,011	11
Suffolk Bancorp	714	18
Sun Bancorp, Inc.*	1,877	9
Susquehanna Bancshares, Inc.	13,397	130
SVB Financial Group*	4,949	263
SY Bancorp, Inc.	2,913	72
Tompkins Financial Corp.	1,009	39
Tower Bancorp, Inc.	1,588	35
TowneBank	1,611	26
Trico Bancshares	3,339	54
Trustco Bank Corp. of New York	9,745	62
Trustmark Corp.	6,996	174
UMB Financial Corp.	5,241	217
Umpqua Holdings Corp.	3,474	42
Union First Market Bankshares Corp.	893	13
United Bancorp, Inc.	714	6
United Bankshares, Inc.	6,115	179
United Community Banks, Inc.*	1,878	4
Univest Corp. of Pennsylvania	595	11
Washington Banking Co.	705	10
Washington Trust Bancorp, Inc.	3,917	86
Webster Financial Corp.	6,847	135
WesBanco, Inc.	2,765	52
West Bancorporation	1,175	9
Westamerica Bancorporation	3,637	202
Western Alliance Bancorp*	1,870	14
Wilber Corp.	321	3
Wilmington Trust Corp.	2,391	10
Wilshire Bancorp, Inc.	744	6
Wintrust Financial Corp.	3,066	101
Yadkin Valley Financial Corp.*	2,334	4

		7,784

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	893	85
Coca-Cola Bottling Co. Consolidated	1,872	104
Farmer Bros. Co.	1,889	33
National Beverage Corp.	3,332	44
Peet’s Coffee & Tea, Inc.*	1,030	43

		309

Biotechnology - 1.6%
Acorda Therapeutics, Inc.*	4,095	112
Affymax, Inc.*	1,913	13
American Oriental Bioengineering, Inc.*	3,350	8

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Biotechnology - 1.6% continued
Arena Pharmaceuticals, Inc.*	5,531	$9
Ariad Pharmaceuticals, Inc.*	9,555	49
Arqule, Inc.*	2,306	13
BioCryst Pharmaceuticals, Inc.*	1,177	6
Cambrex Corp.*	4,658	24
Celldex Therapeutics, Inc.*	8,176	34
Chelsea Therapeutics International Ltd.*	2,608	20
Clinical Data, Inc.*	3,326	53
Cubist Pharmaceuticals, Inc.*	6,848	146
Curis, Inc.*	2,326	5
Cytokinetics, Inc.*	3,771	8
Emergent Biosolutions, Inc.*	3,771	88
Enzo Biochem, Inc.*	1,757	9
Enzon Pharmaceuticals, Inc.*	14,689	179
Exelixis, Inc.*	15,441	127
Geron Corp.*	8,435	44
GTx, Inc.*	1,910	5
Harvard Bioscience, Inc.*	2,464	10
Idera Pharmaceuticals, Inc.*	1,886	5
Immunogen, Inc.*	5,944	55
Immunomedics, Inc.*	2,760	10
Incyte Corp. Ltd.*	10,929	181
InterMune, Inc.*	7,111	259
Lexicon Pharmaceuticals, Inc.*	2,196	3
Ligand Pharmaceuticals, Inc.*	705	6
Maxygen, Inc.	3,356	13
Medicines (The) Co.*	5,073	72
Micromet, Inc.*	7,864	64
Momenta Pharmaceuticals, Inc.*	6,127	92
Nanosphere, Inc.*	2,038	9
Novavax, Inc.*	3,186	8
NPS Pharmaceuticals, Inc.*	2,759	22
OncoGenex Pharmaceutical, Inc.*	595	10
PDL BioPharma, Inc.	15,286	95
Peregrine Pharmaceuticals, Inc.*	14,395	33
Protalix BioTherapeutics, Inc.*	7,585	76
Regeneron Pharmaceuticals, Inc.*	4,637	152
Repligen Corp.*	4,417	21
RTI Biologics, Inc.*	4,514	12
Sangamo Biosciences, Inc.*	4,079	27
Seattle Genetics, Inc.*	8,866	132
Sequenom, Inc.*	5,259	42
SuperGen, Inc.*	2,027	5
Vical, Inc.*	2,338	5

		2,371

Building Materials - 0.8%
AAON, Inc.	1,472	41
Apogee Enterprises, Inc.	2,889	39
Builders FirstSource, Inc.*	2,329	5
Comfort Systems USA, Inc.	7,697	101
Drew Industries, Inc.	6,848	156
Eagle Materials, Inc.	4,673	132
Gibraltar Industries, Inc.*	1,768	24
Interline Brands, Inc.*	6,681	152
Louisiana-Pacific Corp.*	10,916	103
LSI Industries, Inc.	1,318	11
NCI Building Systems, Inc.*	291	4
Quanex Building Products Corp.	3,616	69
Simpson Manufacturing Co., Inc.	5,259	162
Texas Industries, Inc.	2,600	119
Trex Co., Inc.*	3,787	91
Universal Forest Products, Inc.	1,588	62

		1,271

Chemicals - 2.8%
A. Schulman, Inc.	5,690	130
Aceto Corp.	8,291	75
American Vanguard Corp.	1,020	9
Arch Chemicals, Inc.	4,201	159
Balchem Corp.	2,481	84
Cabot Corp.	4,069	153
Codexis, Inc.*	598	6
Ferro Corp.*	9,761	143
Georgia Gulf Corp.*	2,481	60
H.B. Fuller Co.	7,715	158
Hawkins, Inc.	1,018	45
Innophos Holdings, Inc.	1,733	63
Innospec, Inc.*	6,392	130
KMG Chemicals, Inc.	2,778	46
Landec Corp.*	1,733	10
Minerals Technologies, Inc.	2,345	153
NewMarket Corp.	2,173	268
Olin Corp.	8,893	183
OM Group, Inc.*	3,474	134
Omnova Solutions, Inc.*	4,962	42
PolyOne Corp.*	11,213	140
Quaker Chemical Corp.	3,923	163

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Chemicals - 2.8% continued
Rockwood Holdings, Inc.*	5,258	$206
Sensient Technologies Corp.	5,546	204
ShengdaTech, Inc.*	4,373	21
Solutia, Inc.*	13,975	323
Spartech Corp.*	3,363	31
Stepan Co.	2,191	167
TPC Group, Inc.*	1,600	49
W.R. Grace & Co.*	9,876	347
Westlake Chemical Corp.	7,874	342
Zep, Inc.	4,197	83
Zoltek Cos., Inc.*	2,741	32

		4,159

Coal - 0.1%
International Coal Group, Inc.*	11,245	87
James River Coal Co.*	3,943	100
Westmoreland Coal Co.*	739	9

		196

Commercial Services - 5.7%
ABM Industries, Inc.	5,944	156
Administaff, Inc.	2,043	60
Advance America Cash Advance Centers, Inc.	4,526	26
Advisory Board (The) Co.*	3,045	145
Albany Molecular Research, Inc.*	3,204	18
American Public Education, Inc.*	1,588	59
American Reprographics Co.*	3,367	26
Arbitron, Inc.	4,963	206
Asset Acceptance Capital Corp.*	1,161	7
Barrett Business Services, Inc.	893	14
Capella Education Co.*	1,449	96
Cardtronics, Inc.*	2,625	46
CBIZ, Inc.*	9,899	62
CDI Corp.	1,472	27
Cenveo, Inc.*	3,794	20
Chemed Corp.	4,346	276
Consolidated Graphics, Inc.*	1,290	62
Convergys Corp.*	11,211	148
Corinthian Colleges, Inc.*	7,403	39
Corporate Executive Board (The) Co.	1,582	59
Corvel Corp.*	2,783	135
CoStar Group, Inc.*	2,785	160
CPI Corp.	893	20
CRA International, Inc.*	3,364	79
Cross Country Healthcare, Inc.*	2,889	24
Deluxe Corp.	6,391	147
Dollar Financial Corp.*	3,619	104
Dollar Thrifty Automotive Group, Inc.*	3,076	145
Electro Rent Corp.	2,333	38
Emergency Medical Services Corp., Class A*	1,331	86
Euronet Worldwide, Inc.*	5,100	89
ExlService Holdings, Inc.*	4,663	100
Forrester Research, Inc.	4,794	169
Franklin Covey Co.*	1,155	10
Geo Group (The), Inc.*	10,637	262
Global Cash Access Holdings, Inc.*	5,377	17
Great Lakes Dredge & Dock Corp.	4,202	31
H&E Equipment Services, Inc.*	2,451	28
Hackett Group (The), Inc.*	2,773	10
Healthcare Services Group, Inc.	9,760	159
Hill International, Inc.*	1,453	9
Hillenbrand, Inc.	6,700	139
HMS Holdings Corp.*	3,626	235
Huron Consulting Group, Inc.*	1,766	47
ICF International, Inc.*	887	23
Information Services Group, Inc.*	3,195	7
Integramed America, Inc.*	1,167	10
Intersections, Inc.	1,328	14
K12, Inc.*	1,588	46
Kelly Services, Inc., Class A*	5,656	106
Kendle International, Inc.*	3,771	41
Kforce, Inc.*	6,253	101
Landauer, Inc.	863	52
Learning Tree International, Inc.	712	7
Live Nation Entertainment, Inc.*	10,321	118
Mac-Gray Corp.	1,007	15
MAXIMUS, Inc.	3,941	258
McGrath Rentcorp	4,675	123
Medifast, Inc.*	595	17
Midas, Inc.*	893	7
MoneyGram International, Inc.*	2,021	6
Monro Muffler Brake, Inc.	2,402	83
Monster Worldwide, Inc.*	13,200	312
Multi-Color Corp.	596	12
National Research Corp.	604	21
Navigant Consulting, Inc.*	7,872	72
Net 1 UEPS Technologies, Inc.*	7,145	88
Nobel Learning Communities, Inc.*	398	3
Odyssey Marine Exploration, Inc.*	4,057	11

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Commercial Services - 5.7% continued
On Assignment, Inc.*	1,306	$11
Parexel International Corp.*	5,259	112
PDI, Inc.*	997	11
PHH Corp.*	7,721	179
Pre-Paid Legal Services, Inc.*	2,778	167
Princeton Review, Inc.*	645	1
Providence Service (The) Corp.*	2,908	47
QC Holdings, Inc.	1,458	5
Rent-A-Center, Inc.	5,942	192
Resources Connection, Inc.	7,116	132
Rollins, Inc.	14,092	278
RSC Holdings, Inc.*	6,554	64
Rural/Metro Corp.*	2,476	36
SFN Group, Inc.*	13,215	129
Sotheby’s	6,847	308
Standard Parking Corp.*	5,247	99
StarTek, Inc.*	1,159	6
Steiner Leisure Ltd.*	1,607	75
Stewart Enterprises, Inc., Class A	6,980	47
SuccessFactors, Inc.*	5,671	164
Team, Inc.*	3,766	91
TeleTech Holdings, Inc.*	7,857	162
TNS, Inc.*	2,895	60
Transcend Services, Inc.*	560	11
TrueBlue, Inc.*	5,400	97
Universal Technical Institute, Inc.	1,765	39
Valassis Communications, Inc.*	6,674	216
Viad Corp.	2,059	52
VistaPrint N.V.*	2,928	135
Volt Information Sciences, Inc.*	2,331	20
Wright Express Corp.*	7,145	329

		8,623

Computers - 2.1%
3D Systems Corp.*	2,439	77
Agilysys, Inc.*	9,762	55
Astro-Med, Inc.	463	4
CACI International, Inc., Class A*	3,071	164
CIBER, Inc.*	6,986	33
Cogo Group, Inc.*	1,588	14
Compellent Technologies, Inc.*	2,778	77
Computer Task Group, Inc.*	3,058	33
Cray, Inc.*	1,458	10
Datalink Corp.*	1,612	8
Digimarc Corp.*	2,778	83
Dynamics Research Corp.*	893	12
eLoyalty Corp.*	1,886	12
iGate Corp.	3,067	60
Imation Corp.*	3,055	31
Immersion Corp.*	2,332	16
Insight Enterprises, Inc.*	8,157	107
Integral Systems, Inc.*	1,018	10
Jack Henry & Associates, Inc.	8,731	254
LivePerson, Inc.*	2,467	28
Manhattan Associates, Inc.*	4,231	129
Mentor Graphics Corp.*	7,554	91
Mercury Computer Systems, Inc.*	2,451	45
MTS Systems Corp.	4,634	174
Ness Technologies, Inc.*	1,616	10
Netscout Systems, Inc.*	2,778	64
PAR Technology Corp.*	1,011	6
Quantum Corp.*	16,870	63
Radiant Systems, Inc.*	5,181	101
Radisys Corp.*	1,018	9
Rimage Corp.*	442	7
Riverbed Technology, Inc.*	11,846	417
Silicon Graphics International Corp.*	1,878	17
SRA International, Inc., Class A*	7,286	149
STEC, Inc.*	4,664	82
Stratasys, Inc.*	1,747	57
Super Micro Computer, Inc.*	705	8
SYKES Enterprises, Inc.*	5,539	112
Synaptics, Inc.*	5,371	158
Syntel, Inc.	4,647	222
Tier Technologies, Inc.*	1,142	7
Transact Technologies, Inc.*	1,020	10
Unisys Corp.*	4,950	128
Virtusa Corp.*	1,009	16

		3,170

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	4,229	97
Inter Parfums, Inc.	1,766	33
Revlon, Inc., Class A*	595	6

		136

Distribution/Wholesale - 1.2%
Beacon Roofing Supply, Inc.*	7,708	138
BlueLinx Holdings, Inc.*	2,774	10
BMP Sunstone Corp.*	472	5

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Distribution/Wholesale - 1.2% continued
Brightpoint, Inc.*	6,100	$53
Chindex International, Inc.*	5,656	93
Core-Mark Holding Co., Inc.*	298	11
GTSI Corp.*	1,021	5
Houston Wire & Cable Co.	2,193	29
MWI Veterinary Supply, Inc.*	1,153	73
Owens & Minor, Inc.	9,006	265
Pool Corp.	7,284	164
Rentrak Corp.*	1,004	30
Scansource, Inc.*	5,259	168
School Specialty, Inc.*	4,078	57
Titan Machinery, Inc.*	893	17
United Stationers, Inc.*	3,949	252
Watsco, Inc.	2,896	183
Watsco, Inc., Class B	98	6
WESCO International, Inc.*	4,235	224

		1,783

Diversified Financial Services - 2.2%
American Capital Ltd.*	39,400	298
BGC Partners, Inc., Class A	2,178	18
Calamos Asset Management, Inc., Class A	2,052	29
California First National Bancorp	1,616	23
Cohen & Co., Inc.	894	4
Cohen & Steers, Inc.	888	23
CompuCredit Holdings Corp.*	7,569	53
Credit Acceptance Corp.*	3,477	218
Diamond Hill Investment Group, Inc.	298	22
Doral Financial Corp.*	2,618	4
Duff & Phelps Corp., Class A	4,663	79
Encore Capital Group, Inc.*	4,795	112
Epoch Holding Corp.	883	14
Evercore Partners, Inc., Class A	2,612	89
FBR Capital Markets Corp.*	4,958	19
First Marblehead (The) Corp.*	1,758	4
GAMCO Investors, Inc., Class A	2,754	132
GFI Group, Inc.	11,362	53
Gleacher & Co., Inc.*	2,329	6
Higher One Holdings, Inc.*	5,800	117
Interactive Brokers Group, Inc., Class A	4,069	72
International Assets Holding Corp.*	4,489	106
Investment Technology Group, Inc.*	4,366	71
JMP Group, Inc.	1,013	8
KBW, Inc.	4,500	126
Knight Capital Group, Inc., Class A*	9,328	129
MarketAxess Holdings, Inc.	5,230	109
MicroFinancial, Inc.	2,341	9
National Financial Partners Corp.*	7,403	99
Nelnet, Inc., Class A	6,567	156
NewStar Financial, Inc.*	1,871	20
Ocwen Financial Corp.*	5,667	54
optionsXpress Holdings, Inc.	6,261	98
Penson Worldwide, Inc.*	2,187	11
Piper Jaffray Cos.*	2,887	101
Portfolio Recovery Associates, Inc.*	1,723	130
Pzena Investment Management, Inc., Class A	4,635	34
Sanders Morris Harris Group, Inc.	1,896	14
Siebert Financial Corp.*	858	1
Stifel Financial Corp.*	3,330	207
SWS Group, Inc.	2,778	14
TradeStation Group, Inc.*	3,498	24
US Global Investors, Inc., Class A	1,290	10
Virtus Investment Partners, Inc.*	2,742	124
Westwood Holdings Group, Inc.	560	22
World Acceptance Corp.*	3,474	183

		3,249

Electric - 1.4%
Allete, Inc.	3,771	141
Avista Corp.	7,558	170
Black Hills Corp.	4,069	122
Central Vermont Public Service Corp.	4,063	89
Cleco Corp.	7,145	220
El Paso Electric Co.*	7,251	200
IDACORP, Inc.	4,962	183
MGE Energy, Inc.	3,032	130
NorthWestern Corp.	5,259	152
Ormat Technologies, Inc.	1,600	47
Otter Tail Corp.	4,500	101
Pike Electric Corp.*	2,332	20
PNM Resources, Inc.	11,036	144
Portland General Electric Co.	6,550	142
Unisource Energy Corp.	4,780	171
Unitil Corp.	2,613	59

		2,091

Electrical Components & Equipment - 1.1%
Advanced Battery Technologies, Inc.*	1,307	5
Advanced Energy Industries, Inc.*	4,500	61
American Superconductor Corp.*	4,366	125

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Electrical Components & Equipment - 1.1% continued
A-Power Energy Generation Systems Ltd.*	5,954	$32
Belden, Inc.	6,095	224
China BAK Battery, Inc.*	1,588	3
Encore Wire Corp.	1,578	40
EnerSys*	6,381	205
Fushi Copperweld, Inc.*	1,018	9
General Cable Corp.*	4,803	169
GrafTech International Ltd.*	4,190	83
Graham Corp.	2,597	52
Harbin Electric, Inc.*	1,185	21
Insteel Industries, Inc.	2,038	25
Littelfuse, Inc.	2,476	117
Nexxus Lighting, Inc.*	2,331	5
Orion Energy Systems, Inc.*	1,448	5
Powell Industries, Inc.*	1,290	42
Power-One, Inc.*	6,095	62
PowerSecure International, Inc.*	1,588	12
Satcon Technology Corp.*	3,051	14
Sunpower Corp., Class A*	11,200	144
Ultralife Corp.*	2,490	16
Universal Display Corp.*	4,069	125
Vicor Corp.	2,752	45

		1,641

Electronics - 2.7%
American Science & Engineering, Inc.	1,003	85
Analogic Corp.	2,616	130
Badger Meter, Inc.	3,765	166
Bel Fuse, Inc., Class B	1,731	41
Benchmark Electronics, Inc.*	6,971	127
Brady Corp., Class A	6,405	209
Checkpoint Systems, Inc.*	6,831	140
China Security & Surveillance Technology, Inc.*	1,166	6
Coherent, Inc.*	2,600	117
CTS Corp.	7,578	84
Cyberoptics Corp.*	1,153	10
Cymer, Inc.*	3,771	170
Daktronics, Inc.	3,922	62
DDi Corp.	1,587	19
Dionex Corp.*	2,778	328
Electro Scientific Industries, Inc.*	2,178	35
FEI Co.*	5,665	150
Identive Group, Inc.*	3,623	9
II-VI, Inc.*	3,363	156
Image Sensing Systems, Inc.*	858	11
L-1 Identity Solutions, Inc.*	9,700	116
LaBarge, Inc.*	893	14
Measurement Specialties, Inc.*	3,339	98
MEMSIC, Inc.*	2,461	8
Mesa Laboratories, Inc.	298	9
Methode Electronics, Inc.	8,161	106
Microvision, Inc.*	3,207	6
Mocon, Inc.	1,880	24
Multi-Fineline Electronix, Inc.*	1,329	35
Newport Corp.*	7,419	129
NVE Corp.*	441	26
OSI Systems, Inc.*	1,300	47
Park Electrochemical Corp.	3,311	99
Plexus Corp.*	5,089	157
Pulse Electronics Corp.	2,350	13
Rofin-Sinar Technologies, Inc.*	5,540	196
Rogers Corp.*	3,647	140
Sonic Solutions, Inc.*	865	13
Sparton Corp.*	1,021	8
Spectrum Control, Inc.*	1,463	22
SRS Labs, Inc.*	1,020	9
Stoneridge, Inc.*	1,184	19
Taser International, Inc.*	4,358	20
Transcat, Inc.*	304	3
TTM Technologies, Inc.*	6,252	93
Vishay Intertechnology, Inc.*	3,797	56
Vishay Precision Group, Inc.*	285	5
Watts Water Technologies, Inc., Class A	4,778	175
Williams Controls, Inc.*	1,011	11
Woodward Governor Co.	8,435	317
X-Rite, Inc.*	2,616	12
Zygo Corp.*	1,290	16

		4,057

Energy - Alternate Sources - 0.1%
Ascent Solar Technologies, Inc.*	1,901	6
Clean Energy Fuels Corp.*	5,440	75
Comverge, Inc.*	739	5
FuelCell Energy, Inc.*	2,894	7
Green Plains Renewable Energy, Inc.*	712	8
Headwaters, Inc.*	5,259	24
Hoku Corp.*	3,339	9
REX American Resources Corp.*	1,477	23

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Energy - Alternate Sources - 0.1% continued
Syntroleum Corp.*	3,357	$6

		163

Engineering & Construction - 0.6%
Argan, Inc.*	430	4
Dycom Industries, Inc.*	3,357	50
EMCOR Group, Inc.*	7,112	206
ENGlobal Corp.*	3,056	11
Exponent, Inc.*	3,353	126
Granite Construction, Inc.	4,241	116
Insituform Technologies, Inc., Class A*	4,092	109
Integrated Electrical Services, Inc.*	1,757	6
Layne Christensen Co.*	1,757	61
MasTec, Inc.*	8,446	123
Michael Baker Corp.*	715	22
National Technical Systems, Inc.	1,175	9
Orion Marine Group, Inc.*	1,306	15
Sterling Construction Co., Inc.*	595	8
VSE Corp.	595	20

		886

Entertainment - 0.6%
Bally Technologies, Inc.*	4,803	203
Bluegreen Corp.*	1,743	6
Carmike Cinemas, Inc.*	1,186	9
Churchill Downs, Inc.	2,473	107
Cinemark Holdings, Inc.	7,145	123
Dover Downs Gaming & Entertainment, Inc.	1,906	6
Great Wolf Resorts, Inc.*	2,912	8
Isle of Capri Casinos, Inc.*	2,777	28
Lakes Entertainment, Inc.*	4,077	12
National CineMedia, Inc.	5,250	104
Pinnacle Entertainment, Inc.*	1,925	27
Reading International, Inc., Class A*	1,312	7
Scientific Games Corp., Class A*	1,375	14
Shuffle Master, Inc.*	4,480	51
Speedway Motorsports, Inc.	2,483	38
Vail Resorts, Inc.*	3,076	160

		903

Environmental Control - 0.6%
Calgon Carbon Corp.*	5,259	79
Clean Harbors, Inc.*	2,773	233
Darling International, Inc.*	10,412	138
EnergySolutions, Inc.	3,659	20
Fuel Tech, Inc.*	1,463	14
Heritage-Crystal Clean, Inc.*	714	7
Metalico, Inc.*	1,461	9
Met-Pro Corp.	893	11
Mine Safety Appliances Co.	4,055	126
Perma-Fix Environmental Services*	4,229	7
Tetra Tech, Inc.*	8,566	215
TRC Cos., Inc.*	2,197	8
US Ecology, Inc.	1,141	20

		887

Food - 1.5%
Arden Group, Inc., Class A	306	25
B&G Foods, Inc., Class A	4,539	62
Bridgford Foods Corp.	582	8
Calavo Growers, Inc.	595	14
Cal-Maine Foods, Inc.	3,184	101
Chiquita Brands International, Inc.*	6,982	98
Diamond Foods, Inc.	2,309	123
Feihe International, Inc.*	298	3
Golden Enterprises, Inc.	670	2
Hain Celestial Group (The), Inc.*	5,976	162
HQ Sustainable Maritime Industries, Inc.*	1,159	6
Imperial Sugar Co.	595	8
Ingles Markets, Inc., Class A	720	14
J&J Snack Foods Corp.	3,345	161
Lancaster Colony Corp.	2,759	158
Lifeway Foods, Inc.*	298	3
M&F Worldwide Corp.*	2,183	50
Nash Finch Co.	1,588	68
Ruddick Corp.	5,111	188
Sanderson Farms, Inc.	3,044	119
Seneca Foods Corp., Class A*	298	8
Smart Balance, Inc.*	1,727	8
Snyders-Lance, Inc.	2,317	54
Spartan Stores, Inc.	2,603	44
Tootsie Roll Industries, Inc.	5,525	160
TreeHouse Foods, Inc.*	4,937	252
United Natural Foods, Inc.*	5,665	208
Village Super Market Inc., Class A	1,463	48
Weis Markets, Inc.	3,929	158

		2,313

Forest Products & Paper - 0.5%
Boise, Inc.	5,547	44

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Forest Products & Paper - 0.5% continued
Buckeye Technologies, Inc.	4,229	$89
Clearwater Paper Corp.*	1,756	138
Deltic Timber Corp.	1,000	56
Kapstone Paper and Packaging Corp.*	1,141	18
Neenah Paper, Inc.	3,325	66
Orchids Paper Products Co.*	595	7
P.H. Glatfelter Co.	4,667	57
Potlatch Corp.	2,778	90
Schweitzer-Mauduit International, Inc.	3,356	211
Wausau Paper Corp.	4,218	36

		812

Gas - 1.2%
Chesapeake Utilities Corp.	1,578	65
Delta Natural Gas Co., Inc.	153	5
Laclede Group (The), Inc.	2,490	91
New Jersey Resources Corp.	6,125	264
Nicor, Inc.	6,567	328
Northwest Natural Gas Co.	3,344	155
Piedmont Natural Gas Co., Inc.	9,619	269
RGC Resources, Inc.	345	11
South Jersey Industries, Inc.	3,773	199
Southwest Gas Corp.	5,668	208
WGL Holdings, Inc.	6,252	224

		1,819

Hand/Machine Tools - 0.2%
Baldor Electric Co.	1,633	103
Franklin Electric Co., Inc.	3,639	142

		245

Healthcare - Products - 3.6%
Abaxis, Inc.*	3,643	98
ABIOMED, Inc.*	2,759	27
Affymetrix, Inc.*	7,427	37
Align Technology, Inc.*	8,416	164
Allied Healthcare Products*	428	2
Alphatec Holdings, Inc.*	1,871	5
American Medical Alert Corp.	1,009	6
American Medical Systems Holdings, Inc.*	8,291	156
Arthrocare Corp.*	3,400	106
Atrion Corp.	153	27
BioMimetic Therapeutics, Inc.*	2,032	26
Bovie Medical Corp.*	1,174	4
Bruker Corp.*	18,330	304
Cantel Medical Corp.	2,773	65
CardioNet, Inc.*	1,727	8
Cardiovascular Systems, Inc.*	1,595	19
Cepheid, Inc.*	8,440	192
Conceptus, Inc.*	5,664	78
CONMED Corp.*	4,962	131
Cooper (The) Cos., Inc.	1,290	73
CryoLife, Inc.*	1,312	7
Cutera, Inc.*	5,695	47
Cyberonics, Inc.*	1,903	59
Cynosure, Inc., Class A*	1,018	10
Daxor Corp.	560	5
DexCom, Inc.*	2,615	36
Endologix, Inc.*	5,084	36
Exactech, Inc.*	1,330	25
Female Health (The) Co.	1,151	7
Greatbatch, Inc.*	2,459	59
Haemonetics Corp.*	3,504	221
Hanger Orthopedic Group, Inc.*	2,779	59
Hansen Medical, Inc.*	2,167	3
Hill-Rom Holdings, Inc.	3,771	148
ICU Medical, Inc.*	1,605	59
Immucor, Inc.*	9,589	190
Insulet Corp.*	2,334	36
Integra LifeSciences Holdings Corp.*	3,950	187
Invacare Corp.	5,954	180
IRIS International, Inc.*	5,659	58
Kensey Nash Corp.*	1,181	33
LCA-Vision, Inc.*	8,137	47
Luminex Corp.*	3,639	67
MAKO Surgical Corp.*	725	11
Masimo Corp.	6,385	186
Medical Action Industries, Inc.*	7,276	70
MELA Sciences, Inc.*	2,052	7
Merge Healthcare, Inc.*	2,320	9
Meridian Bioscience, Inc.	5,394	125
Merit Medical Systems, Inc.*	3,338	53
NuVasive, Inc.*	3,804	98
NxStage Medical, Inc.*	2,634	66
OraSure Technologies, Inc.*	4,079	23
Orthofix International N.V.*	2,471	72
Orthovita, Inc.*	2,189	4
Palomar Medical Technologies, Inc.*	2,473	35
PSS World Medical, Inc.*	8,286	187
Quidel Corp.*	6,990	101

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Healthcare - Products - 3.6% continued
Rochester Medical Corp.*	1,442	$16
Rockwell Medical Technologies, Inc.*	1,306	10
Sirona Dental Systems, Inc.*	6,550	274
Span-America Medical Systems, Inc.	421	6
Spectranetics Corp.*	1,588	8
Stereotaxis, Inc.*	2,481	10
STERIS Corp.	6,268	229
SurModics, Inc.*	2,332	28
Synovis Life Technologies, Inc.*	893	14
TomoTherapy, Inc.*	4,808	17
TranS1, Inc.*	2,452	5
United-Guardian, Inc.	560	8
Utah Medical Products, Inc.	164	4
Vascular Solutions, Inc.*	1,290	15
Vital Images, Inc.*	1,611	23
Volcano Corp.*	4,664	127
West Pharmaceutical Services, Inc.	4,233	174
Young Innovations, Inc.	2,597	83
Zoll Medical Corp.*	4,819	179

		5,384

Healthcare - Services - 2.1%
Air Methods Corp.*	2,453	138
Alliance HealthCare Services, Inc.*	5,801	25
Allied Healthcare International, Inc.*	2,892	7
Almost Family, Inc.*	2,309	89
Amedisys, Inc.*	4,226	142
America Service Group, Inc.	1,166	18
American Dental Partners, Inc.*	5,525	75
AMERIGROUP Corp.*	6,981	307
Amsurg Corp.*	5,520	116
Assisted Living Concepts, Inc., Class A*	1,906	62
Bio-Reference Labs, Inc.*	3,076	68
Capital Senior Living Corp.*	1,726	11
Centene Corp.*	7,264	184
Continucare Corp.*	6,120	29
Dynacq Healthcare, Inc.*	837	2
Emeritus Corp.*	3,056	60
Ensign Group (The), Inc.	1,588	39
Genoptix, Inc.*	1,588	30
Gentiva Health Services, Inc.*	4,383	117
Healthsouth Corp.*	10,634	220
Healthspring, Inc.*	8,152	216
IPC The Hospitalist Co., Inc.*	1,578	61
Kindred Healthcare, Inc.*	6,251	115
LHC Group, Inc.*	3,639	109
Magellan Health Services, Inc.*	5,239	248
Medcath Corp.*	3,930	55
Metropolitan Health Networks Inc.*	4,072	18
Molina Healthcare, Inc.*	3,474	97
NovaMed, Inc.*	583	7
RadNet, Inc.*	2,784	8
RehabCare Group, Inc.*	4,528	107
Skilled Healthcare Group, Inc., Class A*	3,056	27
Sun Healthcare Group, Inc.*	1,592	20
Sunrise Senior Living, Inc.*	3,763	20
Triple-S Management Corp., Class B*	4,085	78
U.S. Physical Therapy, Inc.*	4,372	87
WellCare Health Plans, Inc.*	4,647	140

		3,152

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	5,170	92
Harbinger Group, Inc.*	867	5
Resource America, Inc., Class A	2,177	15

		112

Home Builders - 0.4%
Amrep Corp.*	893	11
Beazer Homes USA, Inc.*	1,910	10
Brookfield Homes Corp.*	867	8
Cavco Industries, Inc.*	276	13
Hovnanian Enterprises, Inc., Class A*	1,877	8
KB Home	9,017	122
M/I Homes, Inc.*	869	13
MDC Holdings, Inc.	4,200	121
Meritage Homes Corp.*	600	13
Nobility Homes, Inc.*	858	7
Palm Harbor Homes, Inc.*	1,097	—
Ryland Group, Inc.	5,259	89
Skyline Corp.	421	11
Thor Industries, Inc.	3,053	104
Winnebago Industries, Inc.*	4,927	75

		605

Home Furnishings - 0.6%
American Woodmark Corp.	1,185	29
Audiovox Corp., Class A*	1,141	10
DTS, Inc.*	2,021	99
Emerson Radio Corp.	1,731	3
Ethan Allen Interiors, Inc.	5,800	116

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Home Furnishings - 0.6% continued
Flexsteel Industries	596	$11
Furniture Brands International, Inc.*	3,479	18
Hooker Furniture Corp.	728	10
Kimball International, Inc., Class B	3,938	27
La-Z-Boy, Inc.*	8,880	80
Sealy Corp.*	4,957	15
Stanley Furniture Co., Inc.*	1,615	5
Tempur-Pedic International, Inc.*	7,999	321
TiVo, Inc.*	10,471	90
Universal Electronics, Inc.*	1,160	33

		867

Household Products/Wares - 0.4%
ACCO Brands Corp.*	11,796	100
American Greetings Corp., Class A	5,113	113
Blyth, Inc.	860	30
Central Garden and Pet Co., Class A*	4,665	46
CSS Industries, Inc.	1,292	27
Ennis, Inc.	5,385	92
Helen of Troy Ltd.*	975	29
Oil-Dri Corp. of America	306	7
Prestige Brands Holdings, Inc.*	3,056	36
Standard Register (The) Co.	1,584	5
WD-40 Co.	4,088	165

		650

Insurance - 2.9%
Alterra Capital Holdings Ltd.	6,831	148
American Equity Investment Life Holding Co.	4,511	57
American Safety Insurance Holdings Ltd.*	3,364	72
AMERISAFE, Inc.*	2,186	38
Amtrust Financial Services, Inc.	4,808	84
Argo Group International Holdings Ltd.	2,318	87
Baldwin & Lyons, Inc., Class B	3,911	92
Citizens, Inc.*	3,207	24
CNO Financial Group, Inc.*	29,247	198
Crawford & Co., Class B*	2,309	8
Delphi Financial Group, Inc., Class A	6,275	181
Donegal Group, Inc., Class A	1,766	26
Eastern Insurance Holdings, Inc.	1,290	15
eHealth, Inc.*	5,373	76
EMC Insurance Group, Inc.	2,927	66
FBL Financial Group, Inc., Class A	2,026	58
First Acceptance Corp.*	3,340	6
First American Financial Corp.	11,940	178
First Mercury Financial Corp.	719	12
Flagstone Reinsurance Holdings S.A.	9,875	124
FPIC Insurance Group, Inc.*	2,916	108
GAINSCO, Inc.	714	6
Greenlight Capital Re Ltd., Class A*	4,505	121
Hallmark Financial Services, Inc.*	1,009	9
Harleysville Group, Inc.	3,908	144
Hilltop Holdings, Inc.*	3,060	30
Horace Mann Educators Corp.	4,196	76
Independence Holding Co.	1,020	8
Investors Title Co.	269	8
Kansas City Life Insurance Co.	2,033	67
Life Partners Holdings, Inc.	285	5
Maiden Holdings Ltd.	284	2
Meadowbrook Insurance Group, Inc.	3,950	41
Mercer Insurance Group, Inc.	1,303	36
MGIC Investment Corp.*	23,144	236
Montpelier Re Holdings Ltd.	10,190	203
National Interstate Corp.	3,481	75
National Western Life Insurance Co., Class A	604	101
OneBeacon Insurance Group Ltd.	4,499	68
Phoenix (The) Cos., Inc.*	7,582	19
Platinum Underwriters Holdings Ltd.	5,366	241
PMI Group (The), Inc.*	3,193	11
Presidential Life Corp.	2,491	25
Primerica, Inc.	1,034	25
Primus Guaranty Ltd.*	2,171	11
ProAssurance Corp.*	3,034	184
Radian Group, Inc.	15,400	124
RLI Corp.	3,355	176
Safety Insurance Group, Inc.	2,599	124
SeaBright Insurance Holdings, Inc.	1,290	12
Selective Insurance Group, Inc.	6,252	114
Stewart Information Services Corp.	5,547	64
Tower Group, Inc.	4,812	123
Unico American Corp.	214	2
United Fire & Casualty Co.	5,384	120
Universal American Corp.	8,137	166
Universal Insurance Holdings, Inc.	1,756	9

		4,444

Internet - 2.8%
1-800-Flowers.com, Inc., Class A*	3,763	10
AboveNet, Inc.	2,200	129

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Internet - 2.8% continued
Arbinet Corp.*	874	$7
Art Technology Group, Inc.*	2,415	14
AsiaInfo Holdings, Inc.*	5,803	96
Blue Coat Systems, Inc.*	4,237	127
Blue Nile, Inc.*	1,471	84
Cogent Communications Group, Inc.*	8,271	117
comScore, Inc.*	3,206	71
DealerTrack Holdings, Inc.*	7,707	155
Digital River, Inc.*	4,664	161
Drugstore.com, Inc.*	3,332	7
Earthlink, Inc.	19,482	168
ePlus, Inc.*	4,366	103
Global Sources Ltd.*	4,528	43
GSI Commerce, Inc.*	1,291	30
Imergent, Inc.	1,588	7
Infospace, Inc.*	3,336	28
Internap Network Services Corp.*	4,198	25
Internet Capital Group, Inc.*	1,583	22
iPass, Inc.*	2,134	3
j2 Global Communications, Inc.*	6,116	177
Keynote Systems, Inc.	7,261	106
Lionbridge Technologies, Inc.*	2,905	11
Liquidity Services, Inc.*	4,635	65
LoopNet, Inc.*	6,094	68
ModusLink Global Solutions, Inc.*	8,154	55
Move, Inc.*	5,089	13
NIC, Inc.	5,657	55
Nutrisystem, Inc.	3,076	65
Online Resources Corp.*	2,026	9
OpenTable, Inc.*	873	61
Openwave Systems, Inc.*	3,352	7
Orbitz Worldwide, Inc.*	3,392	19
Overstock.com, Inc.*	893	15
PC-Tel, Inc.*	1,457	9
Perficient, Inc.*	3,364	42
Rackspace Hosting, Inc.*	8,724	274
RealNetworks, Inc.*	12,633	53
S1 Corp.*	4,800	33
Saba Software, Inc.*	1,448	9
Safeguard Scientifics, Inc.*	1,326	23
Sapient Corp.	11,038	134
Shutterfly, Inc.*	2,042	72
Sourcefire, Inc.*	3,052	79
Stamps.com, Inc.	5,393	71
support.com, Inc.*	3,056	20
TeleCommunication Systems, Inc., Class A*	6,550	31
Terremark Worldwide, Inc.*	5,830	75
TIBCO Software, Inc.*	23,425	462
Travelzoo, Inc.*	3,796	156
United Online, Inc.	8,590	57
ValueClick, Inc.*	10,640	171
VASCO Data Security International, Inc.*	3,357	27
VirnetX Holding Corp.	2,900	43
Vocus, Inc.*	2,778	77
Web.com Group, Inc.*	2,040	17
Websense, Inc.*	6,855	139
Zix Corp.*	3,634	15

		4,222

Investment Companies - 0.4%
Ampal-American Israel Corp., Class A*	2,189	5
Apollo Investment Corp.	23,691	262
Arlington Asset Investment Corp., Class A	595	14
BlackRock Kelso Capital Corp.	4,642	51
Capital Southwest Corp.	855	89
Gladstone Investment Corp.	1,307	10
Harris & Harris Group, Inc.*	1,588	7
Hercules Technology Growth Capital, Inc.	3,056	32
Kohlberg Capital Corp.	1,746	12
MCG Capital Corp.	5,080	35
Medallion Financial Corp.	1,004	8
NGP Capital Resources Co.	1,030	10
PennantPark Investment Corp.	1,290	16
Prospect Capital Corp.	4,267	46
TICC Capital Corp.	1,588	18

		615

Iron/Steel - 0.5%
AK Steel Holding Corp.	12,500	205
Carpenter Technology Corp.	5,100	205
China Precision Steel, Inc.*	2,783	5
General Steel Holdings, Inc.*	1,908	5
Great Northern Iron Ore Properties	298	42
Schnitzer Steel Industries, Inc., Class A	2,600	173
Shiloh Industries, Inc.	1,736	21
Universal Stainless & Alloy*	2,917	91

		747

Leisure Time - 0.5%
Ambassadors Group, Inc.	893	10

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Leisure Time - 0.5% continued
Arctic Cat, Inc.*	3,800	$56
Bowl America, Inc., Class A	560	7
Brunswick Corp.	3,025	57
Callaway Golf Co.	11,944	96
Interval Leisure Group, Inc.*	2,363	38
Johnson Outdoors, Inc., Class A*	560	7
Life Time Fitness, Inc.*	4,069	167
Marine Products Corp.*	2,907	19
Multimedia Games, Inc.*	1,757	10
Polaris Industries, Inc.	3,762	294
Town Sports International Holdings, Inc.*	3,505	14

		775

Lodging - 0.2%
Ameristar Casinos, Inc.	3,671	57
Boyd Gaming Corp.*	1,325	14
Gaylord Entertainment Co.*	4,664	168
Marcus Corp.	2,618	35
Monarch Casino & Resort, Inc.*	1,011	13
Morgans Hotel Group Co.*	2,778	25
Red Lion Hotels Corp.*	1,309	10

		322

Machinery - Construction & Mining - 0.0%
Astec Industries, Inc.*	1,600	52

Machinery - Diversified - 1.5%
Alamo Group, Inc.	595	17
Altra Holdings, Inc.*	3,344	66
Applied Industrial Technologies, Inc.	7,003	228
Briggs & Stratton Corp.	6,855	135
Cascade Corp.	2,059	97
Chart Industries, Inc.*	3,657	124
Cognex Corp.	4,500	132
Columbus McKinnon Corp.*	1,439	29
DXP Enterprises, Inc.*	893	21
Flow International Corp.*	2,462	10
Global Power Equipment Group, Inc.*	1,436	33
Gorman-Rupp (The) Co.	1,733	56
Hurco Cos., Inc.*	1,159	27
Intermec, Inc.*	7,549	96
iRobot Corp.*	1,588	40
Kadant, Inc.*	858	20
Key Technology, Inc.*	560	10
Lindsay Corp.	1,588	94
Manitowoc Co. (The), Inc.	14,544	191
Middleby Corp.*	2,896	245
NACCO Industries, Inc., Class A	595	65
Nordson Corp.	3,638	334
Robbins & Myers, Inc.	3,400	122
Sauer-Danfoss, Inc.*	750	21
Tecumseh Products Co., Class A*	1,326	17
Tennant Co.	1,300	50
Twin Disc, Inc.	714	21

		2,301

Media - 0.7%
Acacia Research - Acacia Technologies*	3,500	91
CKX, Inc.*	6,417	26
Courier Corp.	728	11
Crown Media Holdings, Inc., Class A*	4,502	12
DG FastChannel, Inc.*	3,636	105
Dolan (The) Co.*	893	12
Fisher Communications, Inc.*	562	12
Journal Communications, Inc., Class A*	4,642	23
LIN TV Corp., Class A*	3,924	21
Lodgenet Interactive Corp.*	1,886	8
Martha Stewart Living Omnimedia, Class A*	3,035	13
Mediacom Communications Corp., Class A*	5,986	51
Meredith Corp.	3,777	131
New York Times (The) Co., Class A*	14,400	141
Nexstar Broadcasting Group, Inc., Class A*	2,038	12
Outdoor Channel Holdings, Inc.*	1,326	10
Playboy Enterprises, Inc., Class B*	2,451	13
PRIMEDIA, Inc.	1,616	7
Saga Communications, Inc., Class A*	560	15
Scholastic Corp.	4,055	120
Sinclair Broadcast Group, Inc., Class A	6,275	51
Value Line, Inc.	3,045	44
World Wrestling Entertainment, Inc., Class A	7,874	112

		1,041

Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.*	5,803	107
Ampco-Pittsburgh Corp.	1,290	36
CIRCOR International, Inc.	2,927	124
Dynamic Materials Corp.	1,018	23
Eastern (The) Co.	427	8

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Metal Fabrication/Hardware - 1.0% continued
Furmanite Corp.*	1,740	$12
Haynes International, Inc.	1,313	55
Kaydon Corp.	4,077	166
L.B. Foster Co., Class A*	2,026	83
Ladish Co., Inc.*	1,695	82
Lawson Products, Inc.	306	8
Mueller Industries, Inc.	5,954	195
Mueller Water Products, Inc., Class A	19,484	81
Northwest Pipe Co.*	2,335	56
Olympic Steel, Inc.	2,778	80
Omega Flex, Inc.*	596	10
RBC Bearings, Inc.*	4,517	176
Sun Hydraulics, Corp.	2,467	93
Worthington Industries, Inc.	9,464	174

		1,569

Mining - 0.9%
AMCOL International Corp.	2,597	81
Brush Engineered Materials, Inc.*	1,898	73
Contango ORE, Inc.*	74	1
General Moly, Inc.*	3,326	22
Globe Specialty Metals, Inc.	6,400	109
Gold Resource Corp.	5,100	150
Hecla Mining Co.*	32,300	364
Horsehead Holding Corp.*	4,068	53
Kaiser Aluminum Corp.	1,881	94
Stillwater Mining Co.*	8,435	180
U.S. Gold Corp.*	2,348	19
United States Lime & Minerals, Inc.*	1,588	67
Uranerz Energy Corp.*	9,725	39
Uranium Energy Corp.*	2,200	13
USEC, Inc.*	20,512	123

		1,388

Miscellaneous Manufacturing - 2.3%
A.O. Smith Corp.	5,235	199
Actuant Corp., Class A	6,240	166
Acuity Brands, Inc.	4,796	277
American Railcar Industries, Inc.*	714	16
Ameron International Corp.	1,290	99
AZZ, Inc.	1,306	52
Barnes Group, Inc.	6,685	138
Blount International, Inc.*	2,341	37
Brink’s (The) Co.	5,100	137
Ceradyne, Inc.*	5,078	160
Chase Corp.	565	9
China Fire & Security Group, Inc.*	744	5
CLARCOR, Inc.	5,546	238
Colfax Corp.*	2,780	51
Eastman Kodak Co.*	28,500	153
EnPro Industries, Inc.*	2,481	103
ESCO Technologies, Inc.	3,788	143
Federal Signal Corp.	4,070	28
FreightCar America, Inc.	1,290	37
GP Strategies Corp.*	1,016	10
Griffon Corp.*	7,416	94
Hexcel Corp.*	4,065	74
Koppers Holdings, Inc.	2,317	83
LGL Group, Inc.*	1,436	26
LSB Industries, Inc.*	893	22
Matthews International Corp., Class A	4,923	172
Metabolix, Inc.*	2,332	28
Movado Group, Inc.*	1,903	31
Myers Industries, Inc.	3,797	37
NL Industries, Inc.	3,762	42
PMFG, Inc.*	2,327	38
Polypore International, Inc.*	2,481	101
Raven Industries, Inc.	3,075	147
Smith & Wesson Holding Corp.*	1,605	6
Standex International Corp.	1,153	34
STR Holdings, Inc.*	1,900	38
Sturm Ruger & Co., Inc.	7,688	118
Tredegar Corp.	3,200	62
Trimas Corp.*	3,857	79
Trinity Industries, Inc.	6,672	178

		3,468

Office Furnishings - 0.4%
Herman Miller, Inc.	6,275	159
HNI Corp.	6,121	191
Interface, Inc., Class A	4,490	70
Knoll, Inc.	7,983	134
Virco Manufacturing Corp.	2,033	5

		559

Oil & Gas - 2.9%
Alon USA Energy, Inc.	3,632	22
Apco Oil and Gas International, Inc.	592	34
Approach Resources, Inc.*	1,290	30
ATP Oil & Gas Corp.*	5,219	87

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Oil & Gas - 2.9% continued
Berry Petroleum Co., Class A	6,831	$299
Bill Barrett Corp.*	5,093	209
Brigham Exploration Co.*	12,233	333
Bronco Drilling Co., Inc.*	1,435	11
Callon Petroleum Co.*	7,124	42
Carrizo Oil & Gas, Inc.*	3,940	136
Cheniere Energy, Inc.*	5,106	28
Clayton Williams Energy, Inc.*	1,166	98
Comstock Resources, Inc.*	5,200	128
Contango Oil & Gas Co.*	2,339	136
CREDO Petroleum Corp.*	893	7
CVR Energy, Inc.*	4,790	73
Delek US Holdings, Inc.	3,779	28
Endeavour International Corp.*	1,180	16
Energy XXI Bermuda Ltd.*	6,400	177
Frontier Oil Corp.*	7,415	134
FX Energy, Inc.*	4,953	30
Georesources, Inc.*	596	13
GMX Resources, Inc.*	1,010	6
Gran Tierra Energy, Inc.*	2,481	20
Gulfport Energy Corp.*	8,303	180
Harvest Natural Resources, Inc.*	5,506	67
Hercules Offshore, Inc.*	6,095	21
Holly Corp.	5,223	213
Houston American Energy Corp.	1,432	26
Isramco, Inc.*	164	14
Kodiak Oil & Gas Corp.*	19,700	130
McMoRan Exploration Co.*	6,128	105
Northern Oil and Gas, Inc.*	6,128	167
Panhandle Oil & Gas, Inc., Class A	893	24
Penn Virginia Corp.	4,069	68
Petroleum Development Corp.*	4,069	172
Petroquest Energy, Inc.*	11,336	85
Pioneer Drilling Co.*	4,238	37
PrimeEnergy Corp.*	859	17
Rex Energy Corp.*	6,332	86
Rosetta Resources, Inc.*	5,259	198
SandRidge Energy, Inc.*	25,326	185
Stone Energy Corp.*	3,485	78
Swift Energy Co.*	3,771	148
Texas Pacific Land Trust	1,588	58
Toreador Resources Corp.*	4,688	73
Vaalco Energy, Inc.*	4,967	36
Warren Resources, Inc.*	3,194	14
Western Refining, Inc.*	3,920	41
Zion Oil & Gas, Inc.*	1,310	6

		4,346

Oil & Gas Services - 2.0%
Allis-Chalmers Energy, Inc.*	581	4
Basic Energy Services, Inc.*	2,910	48
Bolt Technology Corp.*	4,931	65
Cal Dive International, Inc.*	14,820	84
CARBO Ceramics, Inc.	3,510	363
Complete Production Services, Inc.*	7,860	232
Dawson Geophysical Co.*	3,192	102
Dril-Quip, Inc.*	4,646	361
Geokinetics, Inc.*	9,142	85
Global Industries Ltd.*	7,996	55
Gulf Island Fabrication, Inc.	2,889	81
Helix Energy Solutions Group, Inc.*	9,725	118
Hornbeck Offshore Services, Inc.*	4,640	97
ION Geophysical Corp.*	7,987	68
Key Energy Services, Inc.*	15,255	198
Lufkin Industries, Inc.	3,076	192
Matrix Service Co.*	3,357	41
Natural Gas Services Group, Inc.*	4,063	77
Newpark Resources, Inc.*	7,864	49
OYO Geospace Corp.*	582	58
RPC, Inc.	20,497	371
T-3 Energy Services, Inc.*	1,298	52
Tetra Technologies, Inc.*	9,600	114
TGC Industries, Inc.*	1,604	6
Union Drilling, Inc.*	1,166	9
Willbros Group, Inc.*	10,897	107

		3,037

Packaging & Containers - 0.5%
AEP Industries, Inc.*	2,455	64
Graphic Packaging Holding Co.*	11,218	44
Rock-Tenn Co., Class A	5,543	299
Silgan Holdings, Inc.	9,148	327

		734

Pharmaceuticals - 2.2%
Acura Pharmaceuticals, Inc.*	3,785	12
Adolor Corp.*	1,241	1
Akorn, Inc.*	2,627	16
Alimera Sciences, Inc.*	4,066	42
Alkermes, Inc.*	8,730	107

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Pharmaceuticals - 2.2% continued
Allos Therapeutics, Inc.*	7,550	$35
Amicus Therapeutics, Inc.*	2,364	11
Ardea Biosciences, Inc.*	2,895	75
Array Biopharma, Inc.*	2,928	9
Auxilium Pharmaceuticals, Inc.*	4,069	86
AVANIR Pharmaceuticals, Class A*	19,484	79
AVI BioPharma, Inc.*	3,180	7
Biodel, Inc.*	2,342	4
BioDelivery Sciences International, Inc.*	2,321	8
BioScrip, Inc.*	5,976	31
Biospecifics Technologies*	298	8
Caraco Pharmaceutical Laboratories Ltd.*	2,344	11
Catalyst Health Solutions, Inc.*	4,805	223
Cypress Bioscience, Inc.*	590	4
Cytori Therapeutics, Inc.*	1,182	6
Depomed, Inc.*	1,749	11
Durect Corp.*	3,795	13
Dyax Corp.*	2,777	6
Hi-Tech Pharmacal Co., Inc.*	2,200	55
Idenix Pharmaceuticals, Inc.*	2,486	12
Impax Laboratories, Inc.*	6,550	132
Infinity Pharmaceuticals, Inc.*	1,439	9
ISTA Pharmaceuticals, Inc.*	1,878	10
Jazz Pharmaceuticals, Inc.*	1,736	34
Lannett Co., Inc.*	1,726	10
Mannatech, Inc.*	1,603	3
MAP Pharmaceuticals, Inc.*	3,936	66
Matrixx Initiatives, Inc.*	603	5
Medicis Pharmaceutical Corp., Class A	8,123	218
Medivation, Inc.*	7,557	115
Nabi Biopharmaceuticals*	6,384	37
Natural Alternatives International, Inc.*	867	5
Natures Sunshine Products, Inc.*	714	6
Nektar Therapeutics*	8,599	110
Neogen Corp.*	2,466	101
Neurocrine Biosciences, Inc.*	2,057	16
NeurogesX, Inc.*	10,267	65
Nutraceutical International Corp.*	2,022	29
Obagi Medical Products, Inc.*	5,083	59
Omega Protein Corp.*	1,147	9
Onyx Pharmaceuticals, Inc.*	7,343	271
Opko Health, Inc.*	11,213	41
Optimer Pharmaceuticals, Inc.*	1,761	20
Orexigen Therapeutics, Inc.*	3,039	25
Osiris Therapeutics, Inc.*	2,778	22
Pain Therapeutics, Inc.*	4,650	31
Par Pharmaceutical Cos., Inc.*	4,942	190
Pharmasset, Inc.*	2,183	95
PharMerica Corp.*	3,056	35
Pozen, Inc.*	1,439	10
Progenics Pharmaceuticals, Inc.*	1,613	9
Salix Pharmaceuticals Ltd.*	5,657	266
Santarus, Inc.*	2,457	8
Schiff Nutrition International, Inc.	1,472	13
Sciclone Pharmaceuticals, Inc.*	2,473	10
SIGA Technologies, Inc.*	3,047	43
Spectrum Pharmaceuticals, Inc.*	1,886	13
Sucampo Pharmaceuticals, Inc., Class A*	2,335	9
Synta Pharmaceuticals Corp.*	2,052	13
Targacept, Inc.*	2,900	77
Trimeris, Inc.*	3,339	8
USANA Health Sciences, Inc.*	1,588	69
Vanda Pharmaceuticals, Inc.*	893	8
Viropharma, Inc.*	8,733	151

		3,348

Pipelines - 0.0%
Crosstex Energy, Inc.	3,781	34

Real Estate - 0.1%
American Realty Investors, Inc.*	714	6
Avatar Holdings, Inc.*	306	6
Consolidated-Tomoka Land Co. of Florida	2,024	59
Forestar Group, Inc.*	3,616	70
Kennedy-Wilson Holdings, Inc.*	2,319	23
Stratus Properties, Inc.*	214	2
Transcontinental Realty Investors, Inc.*	182	1
United Capital Corp.*	721	23

		190

Real Estate Investment Trusts - 6.4%
Acadia Realty Trust	5,649	103
Agree Realty Corp.	2,318	61
Alexander’s, Inc.	604	249
American Campus Communities, Inc.	5,259	167
Anworth Mortgage Asset Corp.	14,400	101
Apollo Commercial Real Estate Finance, Inc.	2,900	47
Arbor Realty Trust, Inc.*	3,501	21
Ashford Hospitality Trust, Inc.*	19,183	185

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Real Estate Investment Trusts - 6.4% continued
Associated Estates Realty Corp.	5,683	$87
BioMed Realty Trust, Inc.	11,514	215
Brandywine Realty Trust	13,967	163
BRT Realty Trust*	1,898	14
CapLease, Inc.	1,607	9
Capstead Mortgage Corp.	7,415	93
CBL & Associates Properties, Inc.	14,092	247
Cedar Shopping Centers, Inc.	3,469	22
Chesapeake Lodging Trust	2,600	49
Cogdell Spencer, Inc.	1,301	8
Colonial Properties Trust	8,000	144
Colony Financial, Inc.	2,600	52
CommonWealth REIT	4,813	123
Cousins Properties, Inc.	12,800	107
CreXus Investment Corp.	3,800	50
Cypress Sharpridge Investments, Inc.	3,500	45
DiamondRock Hospitality Co.*	17,041	204
DuPont Fabros Technology, Inc.	5,100	108
Dynex Capital, Inc.	734	8
EastGroup Properties, Inc.	3,194	135
Education Realty Trust, Inc.	7,711	60
Entertainment Properties Trust	4,962	230
Equity Lifestyle Properties, Inc.	3,484	195
Equity One, Inc.	7,146	130
Extra Space Storage, Inc.	10,610	185
FelCor Lodging Trust, Inc.*	14,496	102
First Industrial Realty Trust, Inc.*	3,472	30
First Potomac Realty Trust	5,220	88
Franklin Street Properties Corp.	8,300	118
Getty Realty Corp.	2,481	78
Gladstone Commercial Corp.	4,055	76
Glimcher Realty Trust	8,595	72
Gramercy Capital Corp.*	2,605	6
Gyrodyne Co. of America, Inc.*	153	12
Hatteras Financial Corp.	4,500	136
Healthcare Realty Trust, Inc.	6,545	139
Hersha Hospitality Trust	2,315	15
Highwoods Properties, Inc.	8,270	263
Home Properties, Inc.	3,649	202
Inland Real Estate Corp.	5,100	45
Invesco Mortgage Capital, Inc.	4,065	89
Investors Real Estate Trust	5,400	48
iStar Financial, Inc.*	10,343	81
Kilroy Realty Corp.	5,259	192
Kite Realty Group Trust	2,059	11
LaSalle Hotel Properties	7,542	199
Lexington Realty Trust	12,600	100
LTC Properties, Inc.	3,652	103
Medical Properties Trust, Inc.	9,452	102
MFA Financial, Inc.	33,324	272
Mid-America Apartment Communities, Inc.	4,081	259
Mission West Properties, Inc.	1,164	8
Monmouth Real Estate Investment Corp., Class A	8,022	68
MPG Office Trust, Inc.*	2,495	7
National Health Investors, Inc.	3,508	158
National Retail Properties, Inc.	10,038	266
Newcastle Investment Corp.*	15,709	105
NorthStar Realty Finance Corp.	4,062	19
Omega Healthcare Investors, Inc.	7,574	170
One Liberty Properties, Inc.	887	15
Parkway Properties, Inc.	4,198	74
Pebblebrook Hotel Trust	2,600	53
Pennsylvania Real Estate Investment Trust	4,636	67
Pennymac Mortgage Investment Trust	2,900	53
PMC Commercial Trust	1,003	9
Post Properties, Inc.	5,657	205
PS Business Parks, Inc.	2,491	139
RAIT Financial Trust*	4,223	9
Ramco-Gershenson Properties Trust	5,093	63
Redwood Trust, Inc.	9,299	139
Resource Capital Corp.	8,275	61
Retail Opportunity Investments Corp.	4,800	48
Sabra Healthcare REIT, Inc.	1,592	29
Saul Centers, Inc.	1,177	56
Sovran Self Storage, Inc.	3,200	118
Starwood Property Trust, Inc.	2,034	44
Strategic Hotels & Resorts, Inc.*	16,533	87
Sun Communities, Inc.	6,097	203
Sunstone Hotel Investors, Inc.*	11,800	122
Tanger Factory Outlet Centers, Inc.	3,932	201
Two Harbors Investment Corp.	5,100	50
UMH Properties, Inc.	893	9
Universal Health Realty Income Trust	1,467	54
Urstadt Biddle Properties, Inc.	560	9
Urstadt Biddle Properties, Inc., Class A	3,926	76
U-Store-It Trust	11,077	106
Walter Investment Management Corp.	3,213	58
Washington Real Estate Investment Trust	5,821	180

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Real Estate Investment Trusts - 6.4% continued
Winthrop Realty Trust	4,241	$54

		9,647

Retail - 6.5%
99 Cents Only Stores*	7,984	127
AFC Enterprises, Inc.*	1,142	16
America’s Car-Mart, Inc.*	867	23
AnnTaylor Stores Corp.*	1,562	43
Asbury Automotive Group, Inc.*	5,681	105
Ascena Retail Group, Inc.*	15,420	407
Benihana, Inc., Class A*	7,857	64
Big 5 Sporting Goods Corp.	2,048	31
Biglari Holdings, Inc.*	300	123
BJ’s Restaurants, Inc.*	1,872	66
Bob Evans Farms, Inc.	2,629	87
Books-A-Million, Inc.	1,166	7
Borders Group, Inc.*	620	1
Brown Shoe Co., Inc.	8,459	118
Buckle (The), Inc.	4,069	154
Buffalo Wild Wings, Inc.*	3,076	135
Build-A-Bear Workshop, Inc.*	2,032	16
Cabela’s, Inc.*	8,006	174
California Pizza Kitchen, Inc.*	4,500	78
Carrols Restaurant Group, Inc.*	1,457	11
Casey’s General Stores, Inc.	7,719	328
Cash America International, Inc.	4,086	151
Cato (The) Corp., Class A	3,616	99
CEC Entertainment, Inc.*	5,803	225
Cheesecake Factory (The), Inc.*	8,152	250
Children’s Place Retail Stores (The), Inc.*	4,069	202
Christopher & Banks Corp.	2,910	18
Citi Trends, Inc.*	1,290	32
Coinstar, Inc.*	3,797	214
Collective Brands, Inc.*	7,721	163
Conn’s, Inc.*	2,901	14
Cracker Barrel Old Country Store, Inc.	2,313	127
Denny’s Corp.*	2,309	8
Destination Maternity Corp.*	450	17
Dillard’s, Inc., Class A	8,270	314
DineEquity, Inc.*	1,760	87
Domino’s Pizza, Inc.*	7,574	121
DSW, Inc., Class A*	5,104	200
Duckwall-ALCO Stores, Inc.*	858	11
Einstein Noah Restaurant Group, Inc.*	744	10
Finish Line (The), Inc., Class A	7,255	125
First Cash Financial Services, Inc.*	4,347	135
Fred’s, Inc., Class A	2,606	36
Frisch’s Restaurants, Inc.	3,201	71
Fuqi International, Inc.*	595	4
Gaiam, Inc., Class A	858	7
Genesco, Inc.*	2,900	109
Golfsmith International Holdings, Inc.*	749	2
Group 1 Automotive, Inc.	2,778	116
Haverty Furniture Cos., Inc.	2,332	30
hhgregg, Inc.*	2,490	52
Hibbett Sports, Inc.*	5,088	188
HOT Topic, Inc.	3,485	22
HSN, Inc.*	4,500	138
Jack in the Box, Inc.*	7,431	157
Jo-Ann Stores, Inc.*	4,068	245
Jos. A. Bank Clothiers, Inc.*	5,236	211
Kenneth Cole Productions, Inc., Class A*	1,611	20
Kirkland’s, Inc.*	1,588	22
Kona Grill, Inc.*	6,700	27
Krispy Kreme Doughnuts, Inc.*	3,474	24
Lithia Motors, Inc., Class A	1,601	23
Luby’s, Inc.*	1,580	10
Lumber Liquidators Holdings, Inc.*	2,550	64
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,150	10
Men’s Wearhouse (The), Inc.	6,252	156
New York & Co., Inc.*	2,463	11
Nu Skin Enterprises, Inc., Class A	7,263	220
O’Charleys, Inc.*	1,459	10
OfficeMax, Inc.*	7,118	126
P.F. Chang’s China Bistro, Inc.	3,797	184
Pacific Sunwear of California, Inc.*	8,283	45
Pantry (The), Inc.*	851	17
Papa John’s International, Inc.*	2,638	73
PC Connection, Inc.*	1,325	12
PC Mall, Inc.*	1,174	9
Penske Auto Group, Inc.*	10,023	175
Pep Boys - Manny, Moe & Jack	8,443	113
PetMed Express, Inc.	3,056	54
Pier 1 Imports, Inc.*	12,930	136
Pricesmart, Inc.	1,185	45
Red Robin Gourmet Burgers, Inc.*	3,348	72
Regis Corp.	5,523	92
Retail Ventures, Inc.*	3,051	50
Rite Aid Corp.*	6,220	5

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Retail - 6.5% continued
Ruby Tuesday, Inc.*	7,408	$97
Rush Enterprises, Inc., Class A*	5,681	116
Ruth’s Hospitality Group Inc.*	3,474	16
Saks, Inc.*	13,983	150
Sally Beauty Holdings, Inc.*	13,836	201
Shoe Carnival, Inc.*	595	16
Sonic Automotive, Inc., Class A	4,026	53
Sonic Corp.*	6,463	65
Stage Stores, Inc.	7,105	123
Stein Mart, Inc.	3,507	32
Steinway Musical Instruments*	450	9
Susser Holdings Corp.*	879	12
Syms Corp.*	1,013	7
Systemax, Inc.*	4,500	63
Texas Roadhouse, Inc.*	10,453	179
Tractor Supply Co.	8,276	401
Tuesday Morning Corp.*	1,459	8
Ulta Salon Cosmetics & Fragrance, Inc.*	3,076	105
West Marine, Inc.*	1,004	11
Wet Seal (The), Inc., Class A*	2,777	10
World Fuel Services Corp.	9,156	331
Zale Corp.*	2,754	12
Zumiez, Inc.*	2,023	54

		9,901

Savings & Loans - 1.1%
Abington Bancorp, Inc.	2,491	30
BankFinancial Corp.	2,028	20
Beneficial Mutual Bancorp, Inc.*	10,025	89
Berkshire Hills Bancorp, Inc.	2,891	64
Brookline Bancorp, Inc.	5,548	60
Brooklyn Federal Bancorp, Inc.	267	—
Cape Bancorp, Inc.*	1,165	10
Cheviot Financial Corp.	867	8
Chicopee Bancorp, Inc.*	893	11
Clifton Savings Bancorp, Inc.	3,077	33
Danvers Bancorp, Inc.	582	10
Dime Community Bancshares	3,051	45
ESB Financial Corp.	560	9
ESSA Bancorp, Inc.	893	12
First Clover Leaf Financial Corp.	267	2
First Defiance Financial Corp.*	743	9
First Financial Holdings, Inc.	5,393	62
First Financial Northwest, Inc.	1,009	4
First Pactrust Bancorp, Inc.	1,000	13
Flushing Financial Corp.	1,888	26
Fox Chase Bancorp, Inc.*	728	9
Heritage Financial Group, Inc.	3,800	47
HF Financial Corp.	714	8
Hingham Institution for Savings	64	3
Home Federal Bancorp, Inc.	3,657	45
Investors Bancorp, Inc.*	3,474	46
Kaiser Federal Financial Group, Inc.	735	9
Kearny Financial Corp.	9,434	81
Kentucky First Federal Bancorp	862	8
Lake Shore Bancorp, Inc.	267	2
Legacy Bancorp, Inc.	1,024	13
Meridian Interstate Bancorp, Inc.*	749	9
Meta Financial Group, Inc.	450	6
MutualFirst Financial, Inc.	586	5
NASB Financial, Inc.	306	5
NewAlliance Bancshares, Inc.	12,821	192
Newport Bancorp, Inc.*	160	2
Northeast Community Bancorp, Inc.	1,021	6
Northfield Bancorp, Inc.	6,264	83
Northwest Bancshares, Inc.	10,622	125
OceanFirst Financial Corp.	5,694	73
Oritani Financial Corp.	4,659	57
People’s United Financial, Inc.	597	8
Provident New York Bancorp	4,065	43
Prudential Bancorp, Inc. of Pennsylvania	1,290	8
Pulaski Financial Corp.	855	7
Rockville Financial, Inc.	873	11
Roma Financial Corp.	6,125	65
Rome Bancorp, Inc.	714	9
Severn Bancorp, Inc.*	1,582	5
SI Financial Group, Inc.*	1,175	10
Teche Holding Co.	153	5
TF Financial Corp.	306	7
United Community Bancorp	1,021	7
United Financial Bancorp, Inc.	4,196	64
ViewPoint Financial Group	1,899	22
Waterstone Financial, Inc.*	3,615	12
Westfield Financial, Inc.	2,471	23
WSFS Financial Corp.	1,464	69

		1,726

Semiconductors - 3.2%
Advanced Analogic Technologies, Inc.*	2,930	12
Amkor Technology, Inc.*	16,275	120

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Semiconductors - 3.2% continued
Anadigics, Inc.*	4,954	$34
Brooks Automation, Inc.*	4,376	40
BTU International, Inc.*	2,481	22
Cabot Microelectronics Corp.*	3,364	139
Ceva, Inc.*	582	12
Cirrus Logic, Inc.*	11,936	191
Cohu, Inc.	1,467	24
Diodes, Inc.*	5,822	157
DSP Group, Inc.*	2,749	22
Emcore Corp.*	6,414	7
Emulex Corp.*	12,674	148
Entegris, Inc.*	15,276	114
Entropic Communications, Inc.*	7,032	85
Exar Corp.*	12,220	85
Fairchild Semiconductor International, Inc.*	14,400	225
Formfactor, Inc.*	6,252	56
Hittite Microwave Corp.*	3,504	214
Integrated Device Technology, Inc.*	18,037	120
International Rectifier Corp.*	6,536	194
Intersil Corp., Class A	13,522	207
IXYS Corp.*	2,638	31
Kopin Corp.*	7,275	30
Lattice Semiconductor Corp.*	9,600	58
Micrel, Inc.	10,916	142
Microsemi Corp.*	8,594	197
MIPS Technologies, Inc.*	6,015	91
MKS Instruments, Inc.*	5,400	132
Monolithic Power Systems, Inc.*	4,803	79
Netlogic Microsystems, Inc.*	6,964	219
Omnivision Technologies, Inc.*	4,940	146
Pericom Semiconductor Corp.*	2,317	26
Photronics, Inc.*	1,886	11
PLX Technology, Inc.*	1,326	5
Power Integrations, Inc.	4,664	187
Rubicon Technology, Inc.*	3,338	70
Rudolph Technologies, Inc.*	2,622	22
Semtech Corp.*	8,125	184
Silicon Image, Inc.*	3,051	22
Standard Microsystems Corp.*	3,550	102
Supertex, Inc.*	3,771	91
Teradyne, Inc.*	2,621	37
Tessera Technologies, Inc.*	7,542	167
TriQuint Semiconductor, Inc.*	16,159	189
Ultratech, Inc.*	2,038	41
Veeco Instruments, Inc.*	3,771	162
Volterra Semiconductor Corp.*	3,781	88
Zoran Corp.*	4,362	38

		4,795

Shipbuilding - 0.0%
Todd Shipyards Corp.	562	13

Software - 4.5%
Accelrys, Inc.*	3,615	30
ACI Worldwide, Inc.*	3,616	97
Actuate Corp.*	1,449	8
Acxiom Corp.*	8,313	143
Advent Software, Inc.*	3,352	194
Allscripts Healthcare Solutions, Inc.*	10,202	197
American Software, Inc., Class A	2,919	20
Ariba, Inc.*	10,178	239
Aspen Technology, Inc.*	12,196	155
athenahealth, Inc.*	4,961	203
Avid Technology, Inc.*	6,710	117
Bitstream, Inc., Class A*	1,004	7
Blackbaud, Inc.	5,693	147
Blackboard, Inc.*	3,658	151
Callidus Software, Inc.*	2,186	11
CommVault Systems, Inc.*	6,111	175
Computer Programs & Systems, Inc.	4,058	190
Concur Technologies, Inc.*	4,229	220
CSG Systems International, Inc.*	5,946	113
Deltek, Inc.*	3,799	28
DemandTec, Inc.*	1,886	20
Digi International, Inc.*	1,886	21
Ebix, Inc.*	7,256	172
Epicor Software Corp.*	5,376	54
EPIQ Systems, Inc.	2,341	32
Fair Isaac Corp.	6,126	143
FalconStor Software, Inc.*	1,747	6
Geeknet, Inc.*	1,892	47
GSE Systems, Inc.*	1,588	6
Innerworkings, Inc.*	1,318	9
Innodata Isogen, Inc.*	2,038	6
Interactive Intelligence, Inc.*	1,161	30
JDA Software Group, Inc.*	3,644	102
Lawson Software, Inc.*	24,312	225
Mantech International Corp., Class A*	4,069	168
Market Leader, Inc.*	3,616	6
MedAssets, Inc.*	2,476	50

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Software - 4.5% continued
Mediware Information Systems*	743	$8
MicroStrategy, Inc., Class A*	1,290	110
Omnicell, Inc.*	3,181	46
OPNET Technologies, Inc.	4,664	125
Parametric Technology Corp.*	12,800	288
Pegasystems, Inc.	3,623	133
Pervasive Software, Inc.*	1,611	8
Progress Software Corp.*	4,366	185
PROS Holdings, Inc.*	1,156	13
QAD, Inc., Class A*	170	2
QAD, Inc., Class B*	942	9
QLIK Technologies, Inc.*	7,844	203
Quality Systems, Inc.	2,753	192
Quest Software, Inc.*	11,214	311
RealPage, Inc.*	6,700	207
Renaissance Learning, Inc.	5,252	62
RightNow Technologies, Inc.*	2,038	48
Schawk, Inc.	5,811	120
Seachange International, Inc.*	1,588	14
Smith Micro Software, Inc.*	7,542	119
SS&C Technologies Holdings, Inc.*	2,900	60
Synchronoss Technologies, Inc.*	5,657	151
SYNNEX Corp.*	3,920	122
Taleo Corp., Class A*	3,936	109
Trident Microsystems, Inc.*	3,472	6
Tyler Technologies, Inc.*	6,093	127
Ultimate Software Group, Inc.*	2,600	126
VeriFone Systems, Inc.*	8,873	342

		6,788

Storage/Warehousing - 0.0%
Mobile Mini, Inc.*	2,747	54

Telecommunications - 3.8%
Acme Packet, Inc.*	7,150	380
ADPT Corp.*	27,781	81
Adtran, Inc.	5,507	199
Alaska Communications Systems Group, Inc.	3,222	36
Anaren, Inc.*	2,317	48
Anixter International, Inc.	4,491	268
Applied Signal Technology, Inc.	1,307	50
Arris Group, Inc.*	14,985	168
Aruba Networks, Inc.*	11,511	240
Atheros Communications, Inc.*	6,096	219
Atlantic Tele-Network, Inc.	1,298	50
Aviat Networks, Inc.*	3,920	20
Aware, Inc.*	792	2
BigBand Networks, Inc.*	2,331	7
Black Box Corp.	2,626	101
Cbeyond, Inc.*	3,076	47
China Information Technology, Inc.*	1,611	8
Ciena Corp.*	9,913	209
Cincinnati Bell, Inc.*	32,564	91
Communications Systems, Inc.	1,458	20
Comtech Telecommunications Corp.	3,639	101
Consolidated Communications Holdings, Inc.	2,632	51
CPI International, Inc.*	1,285	25
EMS Technologies, Inc.*	582	12
Extreme Networks, Inc.*	6,380	20
Finisar Corp.*	3,000	89
General Communication, Inc., Class A*	4,378	55
GeoEye, Inc.*	1,889	80
Globecomm Systems, Inc.*	1,743	17
Harmonic, Inc.*	6,300	54
Hickory Tech Corp.	2,491	24
Hughes Communications, Inc.*	1,165	47
ICO Global Communications Holdings Ltd.*	11,912	18
Infinera Corp.*	11,100	115
InterDigital, Inc.	6,128	255
IPG Photonics Corp.*	3,616	114
Ixia*	9,904	166
Knology, Inc.*	2,753	43
KVH Industries, Inc.*	3,641	44
Leap Wireless International, Inc.*	2,924	36
LogMeIn, Inc.*	2,183	97
Loral Space & Communications, Inc.*	1,000	77
Netgear, Inc.*	4,659	157
Network Equipment Technologies, Inc.*	3,189	15
Neutral Tandem, Inc.*	2,176	31
Novatel Wireless, Inc.*	9,602	92
NTELOS Holdings Corp.	5,363	102
NumereX Corp., Class A*	2,186	20
Oclaro, Inc.*	6,100	80
Oplink Communications, Inc.*	4,968	92
Opnext, Inc.*	1,588	3
PAETEC Holding Corp.*	8,599	32
Plantronics, Inc.	4,647	173
Powerwave Technologies, Inc.*	3,358	9

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Telecommunications - 3.8% continued
Preformed Line Products Co.	298	$17
Premiere Global Services, Inc.*	7,279	50
RF Micro Devices, Inc.*	25,442	187
Shenandoah Telecommunications Co.	2,042	38
ShoreTel, Inc.*	1,326	10
Sonus Networks, Inc.*	19,900	53
SureWest Communications*	2,174	23
Sycamore Networks, Inc.	2,332	48
Symmetricom, Inc.*	4,636	33
Syniverse Holdings, Inc.*	7,693	237
Tekelec*	9,154	109
Telestone Technologies Corp.*	2,481	26
Tessco Technologies, Inc.	1,581	25
USA Mobility, Inc.	4,201	75
UTStarcom, Inc.*	6,386	13
Viasat, Inc.*	4,054	180
Warwick Valley Telephone Co.	298	4

		5,718

Textiles - 0.2%
G&K Services, Inc., Class A	3,912	121
Unifirst Corp.	2,919	161

		282

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	3,357	61
Leapfrog Enterprises, Inc.*	4,349	24
RC2 Corp.*	1,325	29

		114

Transportation - 2.0%
Air Transport Services Group, Inc.*	3,765	30
Alexander & Baldwin, Inc.	4,653	186
Arkansas Best Corp.	1,800	49
Atlas Air Worldwide Holdings, Inc.*	2,485	139
Bristow Group, Inc.*	3,328	158
CAI International, Inc.*	3,058	60
Celadon Group, Inc.*	855	13
Con-way, Inc.	2,912	106
Covenant Transportation Group, Inc., Class A*	2,015	20
DHT Holdings, Inc.	2,613	12
Dynamex, Inc.*	595	15
Eagle Bulk Shipping, Inc.*	1,331	7
Forward Air Corp.	2,777	79
Frozen Food Express Industries, Inc.*	1,735	8
Genesee & Wyoming, Inc., Class A*	4,934	261
Golar LNG Ltd.	4,962	74
Gulfmark Offshore, Inc., Class A*	2,051	62
Heartland Express, Inc.	10,319	165
Horizon Lines, Inc., Class A	2,015	9
HUB Group, Inc., Class A*	5,074	178
International Shipholding Corp.	160	4
Knight Transportation, Inc.	9,288	176
Knightsbridge Tankers Ltd.	4,811	107
Marten Transport Ltd.	1,477	32
Nordic American Tanker Shipping	3,474	90
Old Dominion Freight Line, Inc.*	6,549	210
P.A.M. Transportation Services, Inc.*	1,008	11
Pacer International, Inc.*	2,614	18
Patriot Transportation Holding, Inc.*	298	28
PHI, Inc. N.V.*	4,366	82
Providence & Worcester Railroad Co.	560	9
Saia, Inc.*	705	12
Ship Finance International Ltd.	7,542	162
TBS International PLC, Class A*	1,886	5
Teekay Tankers Ltd., Class A	1,018	13
Ultrapetrol Bahamas Ltd.*	1,766	11
Universal Truckload Services, Inc.*	441	7
USA Truck, Inc.*	738	10
UTi Worldwide, Inc.	11,182	237
Werner Enterprises, Inc.	7,147	162

		3,017

Trucking & Leasing - 0.3%
Aircastle Ltd.	4,938	52
AMERCO, Inc.*	886	85
GATX Corp.	2,772	98
Greenbrier Cos., Inc.*	1,163	24
TAL International Group, Inc.	1,457	45
Textainer Group Holdings Ltd.	3,054	87
Willis Lease Finance Corp.*	867	11

		402

Water - 0.2%
Artesian Resources Corp., Class A	595	11
California Water Service Group	1,290	48
Connecticut Water Service, Inc.	743	21
Consolidated Water Co., Inc.	5,110	47
Middlesex Water Co.	1,326	24
Pennichuck Corp.	306	8

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Water - 0.2% continued
SJW Corp.	3,323	$88
York Water Co.	4,093	71

		318

Total Common Stocks (Cost $133,732)		142,761

RIGHTS - 0.0%
Zion Oil & Gas, Inc.*	73	—

Total Rights (Cost $ — )		—

INVESTMENT COMPANIES - 6.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	9,038,934	$9,039

Total Investment Companies (Cost $9,039)		9,039

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.15%, 5/5/11(3)	$525	$525

Total Short-Term Investments (Cost $525)		525

Total Investments - 100.7% (Cost $143,296)		152,325

Liabilities less Other Assets - (0.7)%		(1,040)

NET ASSETS - 100.0%		$151,285

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Asset Portfolio of the Northern Institutional Funds was approximately $1,727,000 with net purchases of approximately $7,312,000 during the nine months ended December 31, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$143,374

Gross tax appreciation of investments	$10,043
Gross tax depreciation of investments	(1,092)

Net tax appreciation of investments	$8,951

At December 31, 2010, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	105	$8,214	Long	3/11	$65

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established prodedures, the triggers were met on December 31, 2010, and, as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock
Advertising	$146	$—	$—	$146
Aerospace/ Defense	2,028	—	—	2,028
Agriculture	496	—	—	496
Airlines	819	—	—	819
Apparel	2,618	—	—	2,618
Auto Manufacturers	123	—	—	123
Auto Parts & Equipment	926	—	—	926
Banks	7,740	44	—	7,784
Beverages	309	—	—	309
Biotechnology	2,371	—	—	2,371
Building Materials	1,271	—	—	1,271
Chemicals	4,159	—	—	4,159
Coal	196	—	—	196
Commercial Services	8,623	—	—	8,623
Computers	3,170	—	—	3,170
Cosmetics/Personal Care	136	—	—	136
Distribution/Wholesale	1,777	6	—	1,783
Diversified Financial Services	3,249	—	—	3,249

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Electric	$2,091	$—	$—	2,091
Electrical Components & Equipment	1,641	—	—	1,641
Electronics	4,057	—	—	4,057
Energy - Alternative Sources	163	—	—	163
Engineering & Construction	886	—	—	886
Entertainment	903	—	—	903
Environment Control	887	—	—	887
Food	2,313	—	—	2,313
Forest Products & Paper	812	—	—	812
Gas	1,819	—	—	1,819
Hand/Machine Tools	245	—	—	245
Healthcare - Products	5,378	6	—	5,384
Healthcare - Services	3,152	—	—	3,152
Holding Companies - Diversified	112	—	—	112
Home Builders	605	—	—	$605
Home Furnishings	867	—	—	867
Household Products/Wares	650	—	—	650
Insurance	4,438	6	—	4,444
Internet	4,222	—	—	4,222
Investment Companies	615	—	—	615
Iron/Steel	747	—	—	747
Leisure Time	768	7	—	775
Lodging	322	—	—	322
Machinery - Construction & Mining	52	—	—	52
Machinery - Diversified	2,301	—	—	2,301
Media	1,041	—	—	1,041
Metal Fabrication/ Hardware	1,569	—	—	1,569
Mining	1,388	—	—	1,388
Miscellaneous Manufacturing	3,468	—	—	3,468
Office Furnishings	559	—	—	559
Oil & Gas	4,346	—	—	4,346
Oil & Gas Services	3,037	—	—	3,037
Packaging & Containers	734	—	—	734
Pharmaceuticals	3,348	—	—	3,348
Pipelines	34	—	—	34
Real Estate	190	—	—	190
Real Estate Investment Trust	9,635	12	—	9,647
Retail	9,901	—	—	9,901
Savings & Loans	1,698	28	—	1,726
Semiconductors	4,795	—	—	4,795
Shipbuilding	13	—	—	13
Software	6,788	—	—	6,788
Storage/Warehousing	54	—	—	54
Telecommunications	5,718	—	—	5,718
Textiles	282	—	—	282
Toys, Games & Hobbies	114	—	—	114
Transportation	3,017	—	—	3,017
Truck & Leasing	402	—	—	402
Water	318	—	—	318
Rights	—	—	—	—
Investment Companies	9,039	—	—	9,039
Short-Term Investments	—	525	—	525

Total Investments	$151,691	$634	—	$152,325

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$65	$—	$—	$65

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Advertising - 0.1%
Harte-Hanks, Inc.	99,686	$1,273
Aerospace/Defense - 2.3%
AAR Corp.*	144,886	3,980
Cubic Corp.	41,600	1,961
Ducommun, Inc.	83,652	1,822
Esterline Technologies Corp.*	184,817	12,677
Moog, Inc., Class A*	197,414	7,857
Triumph Group, Inc.	102,933	9,203
		37,500
Agriculture - 0.3%
Andersons (The), Inc.	53,074	1,929
Universal Corp.	95,701	3,895
		5,824
Airlines - 1.1%
Alaska Air Group, Inc.*	87,044	4,934
JetBlue Airways Corp.*	888,667	5,874
Skywest, Inc.	430,896	6,731
		17,539
Apparel - 0.9%
Columbia Sportswear Co.	102,703	6,193
Iconix Brand Group, Inc.*	136,881	2,643
Jones Group (The), Inc.	69,149	1,075
Oxford Industries, Inc.	48,240	1,235
Timberland (The) Co., Class A*	120,514	2,964
Unifi, Inc.*	5,800	98
		14,208
Auto Parts & Equipment - 0.6%
Cooper Tire & Rubber Co.	62,300	1,469
Exide Technologies*	46,949	442
Miller Industries, Inc.	43,680	621
Modine Manufacturing Co.*	135,400	2,099
Standard Motor Products, Inc.	7,426	102
Superior Industries International, Inc.	86,831	1,842
Titan International, Inc.	213,039	4,163
		10,738
Banks - 9.4%
Bancfirst Corp.	22,247	916
Bank Mutual Corp.	160,413	767
Bank of the Ozarks, Inc.	24,692	1,070
Cardinal Financial Corp.	71,470	831
Chemical Financial Corp.	198,020	4,386
City Holding Co.	74,861	2,712
Columbia Banking System, Inc.	34,200	720
Community Bank System, Inc.	250,418	6,954
Community Trust Bancorp, Inc.	91,251	2,643
CVB Financial Corp.	217,906	1,889
East West Bancorp, Inc.	148,665	2,906
Farmers Capital Bank Corp.*	6,958	34
Financial Institutions, Inc.	11,570	220
First Bancorp	120,783	1,849
First Commonwealth Financial Corp.	457,972	3,242
First Community Bancshares, Inc.	114,219	1,706
First Financial Bancorp	226,814	4,192
First Financial Corp.	74,349	2,613
First Merchants Corp.	61,815	548
First Midwest Bancorp, Inc.	287,698	3,314
FirstMerit Corp.	288,486	5,709
FNB Corp.	558,824	5,488
Fulton Financial Corp.	127,640	1,320
Glacier Bancorp, Inc.	56,601	855
Hancock Holding Co.	78,200	2,726
Heartland Financial USA, Inc.	52,072	909
Home Bancshares, Inc.	60,500	1,333
Iberiabank Corp.	73,590	4,351
Independent Bank Corp.	104,060	2,815
International Bancshares Corp.	299,852	6,006
Lakeland Bancorp, Inc.	164,077	1,800
Lakeland Financial Corp.	42,901	921
National Bankshares, Inc.	15,200	479
NBT Bancorp, Inc.	143,066	3,455
Old National Bancorp	371,923	4,422
Park National Corp.	33,900	2,464
Prosperity Bancshares, Inc.	243,269	9,556
Renasant Corp.	121,315	2,051
S&T Bancorp, Inc.	116,058	2,622
Sandy Spring Bancorp, Inc.	44,661	823
SCBT Financial Corp.	73,475	2,406
Sierra Bancorp	123,172	1,322
Simmons First National Corp., Class A	148,862	4,243
StellarOne Corp.	100,715	1,464
Sterling Bancorp	69,000	722
Sterling Bancshares, Inc.	281,877	1,979
Susquehanna Bancshares, Inc.	298,409	2,889
SVB Financial Group*	108,500	5,756
Texas Capital Bancshares, Inc.*	104,146	2,215
Tower Bancorp, Inc.	16,420	362

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Banks - 9.4% continued
Trico Bancshares	100,711	$1,626
Trustmark Corp.	303,449	7,538
UMB Financial Corp.	150,539	6,235
Union First Market Bankshares Corp.	85,518	1,264
United Bankshares, Inc.	180,087	5,259
Univest Corp. of Pennsylvania	5,721	110
Washington Banking Co.	39,786	545
Washington Trust Bancorp, Inc.	103,820	2,272
Webster Financial Corp.	40,700	802
WesBanco, Inc.	56,350	1,068
Wilshire Bancorp, Inc.	167,437	1,276
Wintrust Financial Corp.	29,724	982

		155,952

Biotechnology - 0.3%
American Oriental Bioengineering, Inc.*	371,332	891
Martek Biosciences Corp.*	129,002	4,038

		4,929

Building Materials - 1.5%
Apogee Enterprises, Inc.	129,329	1,742
Comfort Systems USA, Inc.	194,590	2,563
Drew Industries, Inc.	118,255	2,687
Gibraltar Industries, Inc.*	201,132	2,729
Interline Brands, Inc.*	163,369	3,720
LSI Industries, Inc.	131,798	1,115
Quanex Building Products Corp.	152,736	2,897
Simpson Manufacturing Co., Inc.	68,162	2,107
Texas Industries, Inc.	18,441	844
Universal Forest Products, Inc.	98,581	3,835

		24,239

Chemicals - 3.5%
A. Schulman, Inc.	211,843	4,849
Aceto Corp.	227,104	2,044
Arch Chemicals, Inc.	103,340	3,920
Cabot Corp.	90,054	3,390
H.B. Fuller Co.	160,059	3,284
Innophos Holdings, Inc.	48,034	1,733
Minerals Technologies, Inc.	75,274	4,924
Olin Corp.	259,109	5,317
OM Group, Inc.*	143,419	5,523
PolyOne Corp.*	305,019	3,810
Rockwood Holdings, Inc.*	81,837	3,201
Sensient Technologies Corp.	290,269	10,662
ShengdaTech, Inc.*	246,027	1,205
Westlake Chemical Corp.	112,278	4,881

		58,743

Coal - 0.4%
Cloud Peak Energy, Inc.*	13,300	309
Hallador Energy Co.	5,976	63
International Coal Group, Inc.*	433,083	3,352
James River Coal Co.*	19,400	491
Massey Energy Co.	44,040	2,363

		6,578

Commercial Services - 3.3%
ABM Industries, Inc.	149,884	3,942
Advance America Cash Advance Centers, Inc.	3,108	18
Albany Molecular Research, Inc.*	176,699	993
Barrett Business Services, Inc.	24,316	378
CDI Corp.	106,814	1,986
CRA International, Inc.*	35,683	839
Cross Country Healthcare, Inc.*	209,032	1,770
Electro Rent Corp.	143,310	2,316
Emergency Medical Services Corp., Class A*	43,293	2,797
Great Lakes Dredge & Dock Corp.	74,748	551
Heidrick & Struggles International, Inc.	96,620	2,768
Kelly Services, Inc., Class A*	66,899	1,258
Kforce, Inc.*	69,330	1,122
Korn/Ferry International*	130,457	3,015
MAXIMUS, Inc.	25,878	1,697
Multi-Color Corp.	61,534	1,197
On Assignment, Inc.*	260,238	2,121
PHH Corp.*	197,400	4,570
Rent-A-Center, Inc.	357,946	11,554
Stewart Enterprises, Inc., Class A	593,872	3,973
Towers Watson & Co.	48,299	2,514
Viad Corp.	159,386	4,060

		55,439

Computers - 1.3%
Agilysys, Inc.*	123,986	698
CACI International, Inc., Class A*	68,997	3,684
CIBER, Inc.*	625,909	2,929
Cray, Inc.*	239,969	1,716
Electronics for Imaging, Inc.*	147,669	2,113
Imation Corp.*	92,286	951
Insight Enterprises, Inc.*	277,802	3,656
Mentor Graphics Corp.*	142,728	1,713

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Computers - 1.3% continued
MTS Systems Corp.	38,807	$1,454
Ness Technologies, Inc.*	163,277	970
SRA International, Inc., Class A*	94,131	1,925

		21,809

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	3,011	69
Inter Parfums, Inc.	65,012	1,226

		1,295

Distribution/Wholesale - 0.6%
BMP Sunstone Corp.*	255,004	2,527
Core-Mark Holding Co., Inc.*	57,748	2,055
Owens & Minor, Inc.	58,558	1,724
School Specialty, Inc.*	162,112	2,258
United Stationers, Inc.*	24,943	1,592

		10,156

Diversified Financial Services - 1.7%
Calamos Asset Management, Inc., Class A	8,977	126
Encore Capital Group, Inc.*	91,865	2,154
GFI Group, Inc.	99,332	466
Investment Technology Group, Inc.*	118,838	1,945
Janus Capital Group, Inc.	94,800	1,230
JMP Group, Inc.	32,305	246
KBW, Inc.	34,600	966
Knight Capital Group, Inc., Class A*	302,918	4,177
National Financial Partners Corp.*	100,800	1,351
Nelnet, Inc., Class A	141,837	3,360
NewStar Financial, Inc.*	55,021	582
Ocwen Financial Corp.*	225,440	2,151
Oppenheimer Holdings, Inc., Class A	28,700	752
Penson Worldwide, Inc.*	137,008	670
Piper Jaffray Cos.*	17,300	606
Stifel Financial Corp.*	31,164	1,933
SWS Group, Inc.	165,553	836
Tech Data Corp.*	69,384	3,054
World Acceptance Corp.*	41,378	2,185

		28,790

Electric - 3.7%
Allete, Inc.	164,084	6,114
Avista Corp.	279,656	6,298
Black Hills Corp.	108,900	3,267
Central Vermont Public Service Corp.	145,769	3,186
Cleco Corp.	201,152	6,187
El Paso Electric Co.*	292,473	8,052
IDACORP, Inc.	271,144	10,027
NorthWestern Corp.	137,275	3,958
Otter Tail Corp.	138,150	3,114
Portland General Electric Co.	200,888	4,359
UIL Holdings Corp.	15,208	456
Unisource Energy Corp.	191,014	6,846

		61,864

Electrical Components & Equipment - 0.6%
Encore Wire Corp.	119,682	3,002
GrafTech International Ltd.*	229,377	4,551
Littelfuse, Inc.	57,233	2,693

		10,246

Electronics - 3.6%
Analogic Corp.	77,720	3,848
Bel Fuse, Inc., Class B	62,895	1,503
Benchmark Electronics, Inc.*	224,156	4,071
Brady Corp., Class A	227,953	7,434
China Security & Surveillance Technology, Inc.*	81,700	435
Coherent, Inc.*	106,210	4,794
CTS Corp.	412,287	4,560
Cymer, Inc.*	165,155	7,443
FEI Co.*	188,739	4,985
LaBarge, Inc.*	45,325	712
Newport Corp.*	53,547	930
OSI Systems, Inc.*	69,699	2,534
Park Electrochemical Corp.	60,328	1,810
Plexus Corp.*	73,258	2,267
Rofin-Sinar Technologies, Inc.*	102,585	3,636
Rogers Corp.*	82,149	3,142
Spectrum Control, Inc.*	104,557	1,567
Watts Water Technologies, Inc., Class A	131,791	4,822

		60,493

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	95,712	1,470

Engineering & Construction - 0.8%
Dycom Industries, Inc.*	198,942	2,934
EMCOR Group, Inc.*	197,263	5,717
Granite Construction, Inc.	75,283	2,065
Layne Christensen Co.*	99,448	3,423

		14,139

Entertainment - 0.5%
Churchill Downs, Inc.	104,780	4,547

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Entertainment - 0.5% continued
Speedway Motorsports, Inc.	212,547	$3,256
Vail Resorts, Inc.*	20,574	1,071

		8,874

Food - 2.0%
Chiquita Brands International, Inc.*	230,400	3,230
Dole Food Co., Inc.*	220,619	2,981
Fresh Del Monte Produce, Inc.	193,970	4,839
Hain Celestial Group (The), Inc.*	306,378	8,291
Imperial Sugar Co.	161,500	2,159
M & F Worldwide Corp.*	10,787	249
Nash Finch Co.	61,970	2,634
Pilgrim’s Pride Corp.*	204,330	1,449
Sanderson Farms, Inc.	10,286	403
Seneca Foods Corp., Class A*	37,995	1,025
TreeHouse Foods, Inc.*	93,200	4,762
Weis Markets, Inc.	35,900	1,448
Winn-Dixie Stores, Inc.*	77,141	553

		34,023

Forest Products & Paper - 0.6%
Boise, Inc.	73,336	582
Buckeye Technologies, Inc.	33,474	703
Domtar Corp.	47,258	3,588
KapStone Paper and Packaging Corp.*	24,540	375
Mercer International, Inc.*	7,870	61
P.H. Glatfelter Co.	290,542	3,565
Potlatch Corp.	38,925	1,267

		10,141

Gas - 2.0%
Laclede Group (The), Inc.	55,759	2,037
New Jersey Resources Corp.	111,100	4,790
Nicor, Inc.	145,682	7,272
Northwest Natural Gas Co.	50,877	2,364
Piedmont Natural Gas Co., Inc.	88,000	2,461
Southwest Gas Corp.	282,701	10,367
WGL Holdings, Inc.	127,493	4,560

		33,851

Healthcare - Products - 1.3%
Angiodynamics, Inc.*	131,815	2,026
Cantel Medical Corp.	87,143	2,039
CONMED Corp.*	286,886	7,582
Cooper (The) Cos., Inc.	41,725	2,351
CryoLife, Inc.*	181,808	986
Greatbatch, Inc.*	121,451	2,933
Invacare Corp.	97,670	2,946

		20,863

Healthcare - Services - 2.7%
American Dental Partners, Inc.*	64,188	867
AMERIGROUP Corp.*	123,397	5,420
Amsurg Corp.*	140,575	2,945
Capital Senior Living Corp.*	59,314	397
Centene Corp.*	113,391	2,873
Continucare Corp.*	368,824	1,726
Gentiva Health Services, Inc.*	94,277	2,508
Healthsouth Corp.*	84,224	1,744
Healthspring, Inc.*	206,486	5,478
Kindred Healthcare, Inc.*	339,866	6,243
LifePoint Hospitals, Inc.*	108,220	3,977
Medcath Corp.*	100,270	1,399
Molina Healthcare, Inc.*	108,625	3,025
RadNet, Inc.*	229,361	647
RehabCare Group, Inc.*	61,632	1,461
Triple-S Management Corp., Class B*	141,705	2,704
WellCare Health Plans, Inc.*	69,915	2,113

		45,527

Holding Companies - Diversified - 0.2%
Compass Diversified Holdings	161,367	2,855

Home Builders - 0.1%
Meritage Homes Corp.*	40,518	900

Home Furnishings - 0.2%
Audiovox Corp., Class A*	56,182	485
Ethan Allen Interiors, Inc.	64,955	1,300
Hooker Furniture Corp.	60,931	861
La-Z-Boy, Inc.*	44,288	399

		3,045

Household Products/Wares - 1.2%
American Greetings Corp., Class A	223,472	4,952
Blyth, Inc.	53,018	1,828
CSS Industries, Inc.	51,545	1,062
Ennis, Inc.	261,999	4,480
Helen of Troy Ltd.*	110,917	3,299
Prestige Brands Holdings, Inc.*	301,091	3,598

		19,219

Insurance - 6.1%
Alterra Capital Holdings Ltd.	254,500	5,507

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Insurance - 6.1% continued
American Equity Investment Life Holding Co.	132,693	$1,665
AMERISAFE, Inc.*	99,856	1,748
Amtrust Financial Services, Inc.	50,100	877
Argo Group International Holdings Ltd.	85,841	3,215
Assured Guaranty Ltd.	181,300	3,209
CNA Surety Corp.*	172,865	4,093
CNO Financial Group, Inc.*	454,800	3,084
Delphi Financial Group, Inc., Class A	284,100	8,193
Donegal Group, Inc., Class A	143,730	2,081
EMC Insurance Group, Inc.	55,697	1,261
Employers Holdings, Inc.	106,633	1,864
FBL Financial Group, Inc., Class A	169,951	4,873
First Mercury Financial Corp.	34,513	566
FPIC Insurance Group, Inc.*	86,897	3,212
Hallmark Financial Services, Inc.*	65,007	592
Harleysville Group, Inc.	162,237	5,961
Horace Mann Educators Corp.	246,752	4,451
Meadowbrook Insurance Group, Inc.	318,574	3,265
MGIC Investment Corp.*	172,582	1,759
Montpelier Re Holdings Ltd.	60,264	1,202
Navigators Group (The), Inc.*	114,733	5,777
Old Republic International Corp.	66,627	908
Phoenix (The) Cos., Inc.*	145,127	369
Platinum Underwriters Holdings Ltd.	94,100	4,232
ProAssurance Corp.*	106,460	6,451
Radian Group, Inc.	63,100	509
RLI Corp.	50,299	2,644
Safety Insurance Group, Inc.	63,045	2,999
SeaBright Holdings, Inc.	116,426	1,073
Selective Insurance Group, Inc.	374,509	6,797
State Auto Financial Corp.	41,386	721
United Fire & Casualty Co.	63,878	1,426
Unitrin, Inc.	39,555	971
Universal American Corp.	146,379	2,993
Validus Holdings Ltd.	40,427	1,237

		101,785

Internet - 0.5%
Digital River, Inc.*	67,408	2,320
Earthlink, Inc.	228,200	1,962
Infospace, Inc.*	195,793	1,625
PC-Tel, Inc.*	98,758	593
United Online, Inc.	226,753	1,497

		7,997

Investment Companies - 1.1%
American Capital Ltd.*	539,300	4,077
Apollo Investment Corp.	473,746	5,245
Ares Capital Corp.	96,497	1,590
Arlington Asset Investment Corp.	2,201	53
BlackRock Kelso Capital Corp.	160,400	1,774
Gladstone Capital Corp.	33,698	388
Hercules Technology Growth Capital, Inc.	238,558	2,472
MVC Capital, Inc.	151,179	2,207

		17,806

Iron/Steel - 0.2%
Carpenter Technology Corp.	75,520	3,039

Leisure Time - 0.6%
Arctic Cat, Inc.*	29,500	432
Callaway Golf Co.	341,583	2,757
Life Time Fitness, Inc.*	151,461	6,208

		9,397

Lodging - 0.5%
Gaylord Entertainment Co.*	109,297	3,928
Marcus Corp.	273,479	3,629

		7,557

Machinery - Diversified - 1.5%
Albany International Corp., Class A	117,954	2,794
Altra Holdings, Inc.*	122,360	2,430
Briggs & Stratton Corp.	253,873	4,999
Cascade Corp.	61,249	2,896
Chart Industries, Inc.*	57,593	1,945
Cognex Corp.	90,819	2,672
Gerber Scientific, Inc.*	261,734	2,060
Intevac, Inc.*	131,910	1,848
NACCO Industries, Inc., Class A	28,773	3,118

		24,762

Media - 0.5%
Journal Communications, Inc., Class A*	575,558	2,907
Scholastic Corp.	172,581	5,098

		8,005

Metal Fabrication/Hardware - 1.1%
A.M. Castle & Co.*	87,851	1,617
Ampco-Pittsburgh Corp.	10,618	298
CIRCOR International, Inc.	95,419	4,034
Haynes International, Inc.	36,015	1,507
Mueller Industries, Inc.	137,425	4,494
Northwest Pipe Co.*	35,266	848

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Metal Fabrication/Hardware - 1.1% continued
Olympic Steel, Inc.	46,698	$1,339
Worthington Industries, Inc.	245,830	4,523

		18,660

Mining - 1.4%
Brush Engineered Materials, Inc.*	144,648	5,589
Coeur d’Alene Mines Corp.*	196,144	5,359
Hecla Mining Co.*	695,929	7,836
Kaiser Aluminum Corp.	12,470	625
Thompson Creek Metals Co., Inc.*	265,800	3,912
USEC, Inc.*	12,800	77

		23,398

Miscellaneous Manufacturing - 2.1%
American Railcar Industries, Inc.*	165,150	3,655
Ameron International Corp.	77,384	5,910
Barnes Group, Inc.	183,633	3,796
Ceradyne, Inc.*	222,469	7,015
EnPro Industries, Inc.*	97,263	4,042
Federal Signal Corp.	232,696	1,596
Griffon Corp.*	182,441	2,324
Myers Industries, Inc.	256,409	2,497
Standex International Corp.	79,279	2,371
Tredegar Corp.	81,107	1,572

		34,778

Oil & Gas - 3.7%
Abraxas Petroleum Corp.*	16,300	74
Approach Resources, Inc.*	77,823	1,798
Berry Petroleum Co., Class A	144,852	6,330
Bill Barrett Corp.*	143,240	5,891
Clayton Williams Energy, Inc.*	57,662	4,842
Contango Oil & Gas Co.*	4,458	258
Delek US Holdings, Inc.	282,156	2,054
Georesources, Inc.*	115,121	2,557
Gran Tierra Energy, Inc.*	503,586	4,054
Kodiak Oil & Gas Corp.*	62,900	415
Parker Drilling Co.*	560,500	2,561
Penn Virginia Corp.	135,502	2,279
Petroleum Development Corp.*	123,579	5,216
Rex Energy Corp.*	15,958	218
Rosetta Resources, Inc.*	200,119	7,532
Stone Energy Corp.*	205,900	4,589
Swift Energy Co.*	145,638	5,702
Vaalco Energy, Inc.*	224,828	1,610
Venoco, Inc.*	67,900	1,253
W&T Offshore, Inc.	97,400	1,741
Warren Resources, Inc.*	29,760	135
Western Refining, Inc.*	37,300	395

		61,504

Oil & Gas Services - 1.8%
Allis-Chalmers Energy, Inc.*	31,100	220
Cal Dive International, Inc.*	227,702	1,291
Complete Production Services, Inc.*	109,900	3,248
Gulf Island Fabrication, Inc.	2,980	84
Hornbeck Offshore Services, Inc.*	169,962	3,549
Key Energy Services, Inc.*	171,448	2,225
Natural Gas Services Group, Inc.*	105,975	2,004
Newpark Resources, Inc.*	490,857	3,024
Oil States International, Inc.*	88,503	5,672
OYO Geospace Corp.*	2,600	258
T-3 Energy Services, Inc.*	170,204	6,779
Tetra Technologies, Inc.*	200,600	2,381

		30,735

Packaging & Containers - 0.2%
Graphic Packaging Holding Co.*	284,628	1,107
Rock-Tenn Co., Class A	51,781	2,794

		3,901

Pharmaceuticals - 0.6%
Caraco Pharmaceutical Laboratories Ltd.*	235,775	1,071
Nutraceutical International Corp.*	70,829	1,005
Viropharma, Inc.*	415,495	7,196

		9,272

Pipelines - 0.3%
Crosstex Energy, Inc.	194,779	1,726
Enbridge Energy Management LLC*	45,407	2,899
Enbridge Energy Management LLC (Fractional Shares) (1)*	857,196	—
Kinder Morgan Management LLC (Fractional Shares) (1)*	19,871	—

		4,625

Real Estate - 0.1%
Avatar Holdings, Inc.*	56,234	1,114
W.P. Carey & Co. LLC	45,533	1,425

		2,539

Real Estate Investment Trusts - 11.4%
Acadia Realty Trust	93,985	1,714
Agree Realty Corp.	79,544	2,083

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Real Estate Investment Trusts - 11.4% continued
Alexander’s, Inc.	2,100	$866
Alexandria Real Estate Equities, Inc.	44,368	3,250
American Campus Communities, Inc.	184,000	5,844
American Capital Agency Corp.	93,000	2,673
Anworth Mortgage Asset Corp.	333,900	2,337
BioMed Realty Trust, Inc.	567,876	10,591
Capstead Mortgage Corp.	284,163	3,578
CBL & Associates Properties, Inc.	231,150	4,045
Cedar Shopping Centers, Inc.	317,964	2,000
Colonial Properties Trust	200,393	3,617
Corporate Office Properties Trust	35,703	1,248
DiamondRock Hospitality Co.*	280,271	3,363
Duke Realty Corp.	190,712	2,376
DuPont Fabros Technology, Inc.	71,700	1,525
Entertainment Properties Trust	131,624	6,088
Equity One, Inc.	258,783	4,705
Extra Space Storage, Inc.	608,182	10,582
First Industrial Realty Trust, Inc.*	153,900	1,348
First Potomac Realty Trust	229,845	3,866
Franklin Street Properties Corp.	190,244	2,711
Gladstone Commercial Corp.	12,435	234
Hatteras Financial Corp.	130,389	3,947
Healthcare Realty Trust, Inc.	160,035	3,388
Highwoods Properties, Inc.	203,142	6,470
Home Properties, Inc.	56,910	3,158
Investors Real Estate Trust	205,495	1,843
Kilroy Realty Corp.	145,400	5,303
Kite Realty Group Trust	288,879	1,563
LaSalle Hotel Properties	184,659	4,875
LTC Properties, Inc.	165,814	4,656
Medical Properties Trust, Inc.	654,549	7,089
MFA Financial, Inc.	792,336	6,465
National Health Investors, Inc.	124,132	5,588
National Retail Properties, Inc.	442,283	11,721
Newcastle Investment Corp.*	58,471	392
NorthStar Realty Finance Corp.	597,901	2,840
One Liberty Properties, Inc.	21,633	361
Parkway Properties, Inc.	106,622	1,868
Pennsylvania Real Estate Investment Trust	153,005	2,223
Post Properties, Inc.	134,480	4,882
PS Business Parks, Inc.	41,600	2,318
Ramco-Gershenson Properties Trust	178,921	2,228
Redwood Trust, Inc.	385,500	5,756
Resource Capital Corp.	118,700	876
SL Green Realty Corp.	65,010	4,389
Sovran Self Storage, Inc.	161,891	5,959
Strategic Hotels & Resorts, Inc.*	342,942	1,814
Washington Real Estate Investment Trust	139,306	4,317
Weingarten Realty Investors	111,997	2,661

		189,594

Retail - 6.0%
Asbury Automotive Group, Inc.*	114,851	2,122
Bob Evans Farms, Inc.	120,390	3,968
Brown Shoe Co., Inc.	73,949	1,030
Cabela’s, Inc.*	167,387	3,641
Casey’s General Stores, Inc.	89,551	3,807
Cash America International, Inc.	190,194	7,024
Charming Shoppes, Inc.*	247,710	879
Collective Brands, Inc.*	240,999	5,085
Cracker Barrel Old Country Store, Inc.	70,985	3,888
Dillard’s, Inc., Class A	294,029	11,155
DSW, Inc., Class A*	47,804	1,869
Einstein Noah Restaurant Group, Inc.*	102,852	1,445
Fred’s, Inc., Class A	237,855	3,273
Genesco, Inc.*	103,782	3,891
Group 1 Automotive, Inc.	47,534	1,985
Haverty Furniture Cos., Inc.	75,763	983
Jo-Ann Stores, Inc.*	12,827	772
Kenneth Cole Productions, Inc., Class A*	60,454	755
Men’s Wearhouse (The), Inc.	284,729	7,113
Pantry (The), Inc.*	120,323	2,390
PC Connection, Inc.*	153,769	1,362
Penske Automotive Group, Inc.*	148,981	2,595
Regis Corp.	405,509	6,731
Retail Ventures, Inc.*	200,914	3,275
Ruby Tuesday, Inc.*	15,722	205
Rush Enterprises, Inc., Class A*	213,384	4,362
Shoe Carnival, Inc.*	38,409	1,037
Sonic Automotive, Inc., Class A	422,624	5,596
Stage Stores, Inc.	155,354	2,694
Systemax, Inc.*	86,431	1,219
World Fuel Services Corp.	94,400	3,414

		99,565

Savings & Loans - 2.3%
Abington Bancorp, Inc.	128,348	1,531
BankFinancial Corp.	59,331	579
Berkshire Hills Bancorp, Inc.	33,997	751

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Savings & Loans - 2.3% continued
Danvers Bancorp, Inc.	52,400	$926
Dime Community Bancshares, Inc.	225,757	3,294
First Financial Holdings, Inc.	39,514	455
First Niagara Financial Group, Inc.	59,425	831
Flushing Financial Corp.	283,630	3,971
NewAlliance Bancshares, Inc.	376,664	5,642
Northwest Bancshares, Inc.	108,616	1,277
OceanFirst Financial Corp.	55,051	709
People’s United Financial, Inc.	154,190	2,160
Provident Financial Services, Inc.	312,840	4,733
Provident New York Bancorp	231,221	2,426
United Financial Bancorp, Inc.	133,818	2,043
Washington Federal, Inc.	269,910	4,567
WSFS Financial Corp.	50,027	2,373

		38,268

Semiconductors - 1.9%
ATMI, Inc.*	67,082	1,338
Brooks Automation, Inc.*	331,406	3,006
Cabot Microelectronics Corp.*	51,440	2,132
Cohu, Inc.	89,795	1,489
Emulex Corp.*	186,376	2,173
Entegris, Inc.*	157,166	1,174
GSI Technology, Inc.*	104,930	850
Lattice Semiconductor Corp.*	612,261	3,710
MKS Instruments, Inc.*	187,275	4,587
Omnivision Technologies, Inc.*	197,168	5,838
Pericom Semiconductor Corp.*	183,521	2,015
Sigma Designs, Inc.*	111,661	1,582
Silicon Image, Inc.*	209,652	1,541

		31,435

Software - 1.4%
Accelrys, Inc.*	79,580	660
Digi International, Inc.*	216,393	2,402
JDA Software Group, Inc.*	113,055	3,166
Lawson Software, Inc.*	350,042	3,238
Quest Software, Inc.*	198,499	5,506
Schawk, Inc.	144,592	2,976
SYNNEX Corp.*	124,920	3,897
Take-Two Interactive Software, Inc.*	95,500	1,169

		23,014

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	189,996	3,741

Telecommunications - 1.8%
ADPT Corp.*	228,331	669
Aviat Networks, Inc.*	118,060	599
Black Box Corp.	81,227	3,110
CPI International, Inc.*	34,210	662
EMS Technologies, Inc.*	85,089	1,683
Extreme Networks, Inc.*	264,244	817
General Communication, Inc., Class A*	180,393	2,284
Netgear, Inc.*	65,135	2,194
Oplink Communications, Inc.*	112,532	2,078
Plantronics, Inc.	79,538	2,960
Premiere Global Services, Inc.*	273,262	1,858
Sycamore Networks, Inc.	54,407	1,120
Syniverse Holdings, Inc.*	204,140	6,298
Tekelec*	197,398	2,351
Windstream Corp.	49,891	695

		29,378

Textiles - 0.9%
G&K Services, Inc., Class A	222,801	6,887
Unifirst Corp.	157,492	8,670

		15,557

Toys, Games & Hobbies - 0.3%
Jakks Pacific, Inc.*	174,436	3,178
RC2 Corp.*	96,284	2,096

		5,274

Transportation - 1.8%
Atlas Air Worldwide Holdings, Inc.*	40,133	2,241
Bristow Group, Inc.*	139,121	6,587
Eagle Bulk Shipping, Inc.*	361,012	1,798
Genco Shipping & Trading Ltd.*	136,760	1,969
General Maritime Corp.	136,930	445
Gulfmark Offshore, Inc.*	163,801	4,980
Knightsbridge Tankers Ltd.	9,736	217
Nordic American Tanker Shipping	76,398	1,988
Overseas Shipholding Group, Inc.	68,625	2,431
PHI, Inc. (Non Voting)*	71,687	1,351
Saia, Inc.*	70,490	1,169
Ship Finance International Ltd.	195,739	4,212
Universal Truckload Services, Inc.*	8,625	137

		29,525

Trucking & Leasing - 0.5%
AMERCO, Inc.*	59,532	5,717
TAL International Group, Inc.	92,297	2,849

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Trucking & Leasing - 0.5% continued
Willis Lease Finance Corp.*	29,439	$384

		8,950

Total Common Stocks (Cost $1,334,981)		1,626,583

CONVERTIBLE PREFERRED STOCKS - 0.1%
Healthcare - Products - 0.1%
Alere, Inc.*	3,194	795

Total Convertible Preferred Stocks (Cost $723)		795

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	2,100	—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network (1) *	255	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	43,099,835	$43,100

Total Investment Companies (Cost $43,100)		43,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
United States Treasury Bill, 0.00%, 5/5/11(4)	$2,430	$2,429

Total Short-Term Investments (Cost $2,428)		2,429

Total Investments - 100.6% (Cost $1,381,232)		1,672,907

Liabilities less Other Assets - (0.6)%		(10,018)

NET ASSETS - 100.0%		$1,662,889

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $28,741,000 with net purchases of approximately $14,359,000 during the nine months ended December 31, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,383,765

Gross tax appreciation of investments	$352,902
Gross tax depreciation of investments	(63,760)

Net tax appreciation of investments	$289,142

At December 31, 2010, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	449	$35,125	Long	03/11	$866

Total					$866

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,626,583	(1)	$—	$—	$1,626,583
Convertible Prefered Stocks	795		—	—	795
Investment Companies	43,100		—	—	43,100
Short-Term Investments	—		2,429	—	2,429

Total Investments	$1,670,478		$2,429	$—	$1,672,907

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$866		$—	$—	$866

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%
Aerospace/Defense - 1.4%
Lockheed Martin Corp.	18,223	$1,274

Biotechnology - 3.9%
Celgene Corp.*	14,272	844
Gilead Sciences, Inc.*	25,858	937
Life Technologies Corp.*	16,285	904
Vertex Pharmaceuticals, Inc.*	22,487	788

		3,473

Commercial Services - 2.4%
Mastercard, Inc., Class A	5,053	1,132
SuccessFactors, Inc.*	35,724	1,035

		2,167

Computers - 23.3%
Accenture PLC, Class A	19,545	948
Apple, Inc.*	12,307	3,970
Brocade Communications Systems, Inc.*	144,239	763
Cognizant Technology Solutions Corp., Class A*	14,418	1,057
Compellent Technologies, Inc.*	33,719	930
EMC Corp.*	121,590	2,784
Hewlett-Packard Co.	51,024	2,148
International Business Machines Corp.	10,904	1,600
MICROS Systems, Inc.*	38,544	1,691
NetApp, Inc.*	28,513	1,567
Riverbed Technology, Inc.*	43,126	1,517
Seagate Technology PLC*	22,723	342
Teradata Corp.*	34,828	1,433

		20,750

Electronics - 3.2%
Dolby Laboratories, Inc., Class A*	13,113	875
Thermo Fisher Scientific, Inc.*	23,796	1,317
Waters Corp.*	8,296	645

		2,837

Healthcare - Products - 1.3%
Intuitive Surgical, Inc.*	2,296	592
Thoratec Corp.*	18,854	534

		1,126

Internet - 13.9%
Amazon.com, Inc.*	9,471	1,705
Blue Coat Systems, Inc.*	27,333	816
F5 Networks, Inc.*	17,498	2,278
Google, Inc., Class A*	6,097	3,621
GSI Commerce, Inc.*	41,528	963
j2 Global Communications, Inc.*	34,016	985
TIBCO Software, Inc.*	50,399	993
VeriSign, Inc.	33,077	1,081

		12,442

Pharmaceuticals - 2.5%
Cephalon, Inc.*	15,783	974
Novartis A.G. ADR	21,863	1,289

		2,263

Semiconductors - 14.3%
Analog Devices, Inc.	26,857	1,012
Applied Materials, Inc.	66,616	936
Broadcom Corp., Class A	24,552	1,069
Intel Corp.	79,398	1,670
KLA-Tencor Corp.	20,667	799
Marvell Technology Group Ltd.*	44,475	825
Microchip Technology, Inc.	22,989	786
National Semiconductor Corp.	64,006	881
Netlogic Microsystems, Inc.*	23,977	753
NXP Semiconductor N.V.*	37,167	778
ON Semiconductor Corp.*	87,102	860
Texas Instruments, Inc.	43,849	1,425
Xilinx, Inc.	32,314	936

		12,730

Software - 20.8%
Activision Blizzard, Inc.	139,938	1,741
Adobe Systems, Inc.*	30,407	936
Blackboard, Inc.*	22,036	910
BMC Software, Inc.*	21,247	1,002
Cerner Corp.*	9,376	888
Check Point Software Technologies Ltd.*	43,804	2,026
Citrix Systems, Inc.*	31,866	2,180
CommVault Systems, Inc.*	29,387	841
Microsoft Corp.	21,047	588
Open Text Corp.*	18,152	836
Oracle Corp.	102,092	3,195
QLIK Technologies, Inc.*	17,514	452
Red Hat, Inc.*	43,685	1,994
SolarWinds, Inc.*	52,553	1,012

		18,601

Telecommunications - 11.5%
Amdocs Ltd.*	48,152	1,323
Cisco Systems, Inc.*	137,095	2,773
Finisar Corp.*	27,754	824

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
Telecommunications - 11.5% continued
Juniper Networks, Inc.*	45,518	$1,680
Oclaro, Inc.*	33,666	443
Polycom, Inc.*	36,330	1,416
QUALCOMM, Inc.	35,558	1,760

		10,219

Total Common Stocks (Cost $83,680)		87,882

INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,445,602	$1,446

Total Investment Companies (Cost $1,446)		1,446

Total Investments - 100.1% (Cost $85,126)		89,328

Liabilities less Other Assets - (0.1)%		(91)

NET ASSETS - 100.0%		$89,237

(1)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $703,000 with net purchases of approximately $743,000 during the nine months ended December 31, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$86,380

Gross tax appreciation of investments	$5,469
Gross tax depreciation of investments	(2,521)

Net tax appreciation of investments	$2,948

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$87,882	(1)	$—	$—	$87,882
Investment Companies	1,446		—	—	1,446

Total Investments	$89,328		$—	$—	$89,328

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1%
Brazil - 7.1%
All America Latina Logistica S.A.	183,128	$1,655
Amil Participacoes S.A.	44,959	482
Anhanguera Educacional Participacoes S.A.	49,405	1,190
B2W Companhia Global Do Varejo	20,613	391
Banco Bradesco S.A. ADR	21,716	441
Banco do Brasil S.A.	238,244	4,509
Banco Santander Brasil S.A.	152,136	2,067
Banco Santander Brasil S.A. ADR	119,510	1,625
BM&F BOVESPA S.A.	814,761	6,444
BR Malls Participacoes S.A.	134,310	1,384
Brasil Telecom S.A. ADR	870	19
BRF - Brasil Foods S.A.	275,220	4,533
Brookfield, Incorporacoes S.A.	88,565	461
Centrais Eletricas Brasileiras S.A.	98,251	1,316
Cia de Concessoes Rodoviarias	85,725	2,422
Cia de Saneamento Basico do Estado de Sao Paulo	46,157	1,184
Cia Hering	53,561	871
Cia Siderurgica Nacional S.A.	319,590	5,135
Cielo S.A.	251,372	2,037
Cosan S.A. Industria e Comercio	49,347	821
CPFL Energia S.A.	38,919	966
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	120,872	1,591
Diagnosticos da America S.A.*	94,142	1,276
Duratex S.A.	102,089	1,098
EcoRodovias Infraestrutura e Logistica S.A.	69,970	539
EDP - Energias do Brasil S.A.	22,570	526
Embraer S.A.	227,662	1,618
Fibria Celulose S.A.*	66,717	1,065
Gafisa S.A.	157,846	1,145
Hypermarcas S.A.*	114,558	1,555
JBS S.A.	207,636	897
Localiza Rent A Car S.A.	44,876	727
Lojas Renner S.A.	52,139	1,771
Marfrig Alimentos S.A.	58,392	545
MMX Mineracao e Metalicos S.A.*	96,003	649
MRV Engenharia e Participacoes S.A.	117,493	1,105
Multiplan Empreendimentos Imobiliarios S.A.	27,120	603
Natura Cosmeticos S.A.	72,414	2,080
Odontoprev S.A.	36,450	551
OGX Petroleo e Gas Participacoes S.A.*	536,723	6,467
PDG Realty S.A. Empreendimentos e Participacoes	448,424	2,745
Petroleo Brasileiro S.A.	1,227,478	22,590
Petroleo Brasileiro S.A. ADR	18,373	628
Porto Seguro S.A.	50,108	854
Redecard S.A.	137,424	1,743
Rossi Residencial S.A.	69,936	623
Souza Cruz S.A.	32,248	1,756
Sul America S.A.	44,595	559
Tele Norte Leste Participacoes S.A.	21,099	411
Totvs S.A.	9,071	923
Tractebel Energia S.A.	52,838	874
Usinas Siderurgicas de Minas Gerais S.A.	72,866	937
Vale S.A.	526,062	17,534
Vale S.A. ADR	17,008	588
Vivo Participacoes S.A. ADR	1,900	62

		118,588

Chile - 1.5%
AES Gener S.A.	983,347	539
Banco de Credito e Inversiones	12,544	886
Banco Santander Chile	19,833,740	1,793
CAP S.A.	32,111	1,712
Centros Comerciales Sudamericanos S.A.	376,833	2,963
Cia Cervecerias Unidas S.A.	45,026	551
Colbun S.A.	2,838,351	813
Corpbanca	27,662,934	514
Empresa Nacional de Electricidad S.A. ADR	3,800	214
Empresa Nacional de Electricidad S.A.	1,279,756	2,397
Empresas CMPC S.A.	46,696	2,483
Empresas COPEC S.A.	192,293	3,735
Enersis S.A.	5,094,104	2,367
Enersis S.A. ADR	9,024	209
ENTEL Chile S.A.	42,913	755
Lan Airlines S.A.	47,263	1,476
Lan Airlines S.A. ADR	8,335	256
SACI Falabella	123,404	1,386
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	186
Vina Concha y Toro S.A.	195,761	471

		25,706

China - 16.7%
Agile Property Holdings Ltd.	580,000	853
Agricultural Bank of China Ltd., Class H*	7,090,962	3,553
Air China Ltd., Class H*	900,705	1,009
Alibaba.com Ltd.	509,632	914

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
China - 16.7% continued
Aluminum Corp. of China Ltd., Class H*	1,617,435	$1,475
Angang Steel Co. Ltd., Class H	436,798	668
Anhui Conch Cement Co. Ltd., Class H	356,050	1,669
Anta Sports Products Ltd.	352,432	559
Bank of China Ltd., Class H	26,142,290	13,768
Bank of Communications Co. Ltd., Class H	2,810,561	2,828
BBMG Corp., Class H	352,341	477
Beijing Capital International Airport Co. Ltd., Class H	758,000	404
Beijing Enterprises Holdings Ltd.	209,271	1,297
Belle International Holdings Ltd.	1,793,000	3,030
Bosideng International Holdings Ltd.	965,677	385
Brilliance China Automotive Holdings Ltd.*	919,944	700
Byd Co. Ltd., Class H	208,699	1,094
Chaoda Modern Agriculture Holdings Ltd.	1,166,110	873
China Agri-Industries Holdings Ltd.	664,917	753
China BlueChemical Ltd., Class H	678,851	486
China CITIC Bank Corp. Ltd., Class H	2,530,572	1,640
China Coal Energy Co. Ltd., Class H	1,484,232	2,317
China Communications Construction Co. Ltd., Class H	1,724,287	1,508
China Communications Services Corp. Ltd., Class H	723,035	430
China Construction Bank Corp., Class H	20,042,410	17,945
China COSCO Holdings Co. Ltd., Class H*	1,058,721	1,121
China Dongxiang Group Co.	1,142,752	493
China Everbright Ltd.	353,110	796
China Gas Holdings Ltd.	1,081,495	472
China High Speed Transmission Equipment Group Co. Ltd.	481,690	746
China International Marine Containers Group Co. Ltd., Class B	288,900	669
China Life Insurance Co. Ltd., Class H	3,109,544	12,681
China Longyuan Power Group Corp., Class H*	765,473	700
China Mengniu Dairy Co. Ltd.	458,000	1,214
China Merchants Bank Co. Ltd., Class H	1,645,857	4,153
China Merchants Holdings International Co. Ltd.	450,803	1,780
China Minsheng Banking Corp. Ltd., Class H	1,594,526	1,363
China Mobile Ltd.	2,511,212	24,929
China National Building Material Co. Ltd., Class H	630,000	1,444
China National Materials Co. Ltd., Class H	459,075	370
China Oilfield Services Ltd., Class H	667,558	1,444
China Overseas Land & Investment Ltd.	1,768,475	3,270
China Pacific Insurance Group Co. Ltd., Class H	334,384	1,388
China Petroleum & Chemical Corp., Class H	6,669,835	6,379
China Railway Construction Corp. Ltd., Class H	758,500	912
China Railway Group Ltd., Class H	1,635,827	1,180
China Resources Cement Holdings Ltd.*	810,720	615
China Resources Enterprise Ltd.	513,628	2,100
China Resources Land Ltd.	823,756	1,503
China Resources Power Holdings Co. Ltd.	668,200	1,210
China Rongsheng Heavy Industry Group Co. Ltd.*	718,502	619
China Shanshui Cement Group Ltd.	694,907	496
China Shenhua Energy Co. Ltd., Class H	1,423,636	5,969
China Shineway Pharmaceutical Group Ltd.	150,672	432
China Shipping Container Lines Co. Ltd., Class H*	1,360,695	601
China Shipping Development Co. Ltd., Class H	524,095	698
China Southern Airlines Co. Ltd., Class H*	767,995	469
China Taiping Insurance Holdings Co. Ltd.*	310,860	955
China Telecom Corp. Ltd., Class H	5,910,339	3,091
China Travel International Investment Hong Kong*	1,148,749	258
China Unicom Hong Kong Ltd.	2,490,494	3,552
China Vanke Co. Ltd., Class B	503,772	622
China Yurun Food Group Ltd.	566,148	1,860
China Zhongwang Holdings Ltd.	654,400	364
Citic Pacific Ltd.	453,363	1,176
CNOOC Ltd.	7,446,433	17,719
COSCO Pacific Ltd.	658,000	1,143
Country Garden Holdings Co.	1,739,439	665
CSR Corp. Ltd., Class H	843,669	1,107
Datang International Power Generation Co. Ltd., Class H	1,271,875	447
Dongfang Electric Corp. Ltd., Class H	137,200	679
Dongfeng Motor Group Co. Ltd., Class H	1,161,169	1,996
ENN Energy Holdings Ltd.	297,279	891
Evergrande Real Estate Group Ltd.	2,160,116	1,048
Fosun International	650,160	477
Franshion Properties China Ltd.	1,479,791	445
Fushan International Energy Group Ltd.	1,193,933	818

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
China - 16.7% continued
GCL Poly Energy Holdings Ltd.*	2,860,675	$1,051
Geely Automobile Holdings Ltd.	1,523,423	662
Golden Eagle Retail Group Ltd.	274,675	677
GOME Electrical Appliances Holdings Ltd.*	4,311,874	1,553
Great Wall Motor Co. Ltd., Class H	153,173	471
Greentown China Holdings Ltd.	267,651	296
Guangdong Investment Ltd.	1,004,514	517
Guangzhou Automobile Group Co. Ltd., Class H	905,760	1,249
Guangzhou R&F Properties Co. Ltd., Class H	389,214	557
Hengan International Group Co. Ltd.	311,898	2,689
Hengdeli Holdings Ltd.	901,279	537
Hidili Industry International Development Ltd.	416,465	351
Hopson Development Holdings Ltd.*	256,163	276
Huabao International Holdings Ltd.	634,000	1,026
Huaneng Power International, Inc., Class H	1,230,501	654
Industrial & Commercial Bank of China, Class H	25,336,515	18,847
Inner Mongolia Yitai Coal Co., Class B	244,988	1,747
Jiangsu Express Co. Ltd., Class H	468,000	535
Jiangxi Cooper Co. Ltd., Class H	568,000	1,861
Kingboard Chemical Holdings Ltd.	258,757	1,547
Kunlun Energy Co. Ltd.	1,021,230	1,584
KWG Property Holding Ltd.	525,635	400
Lee & Man Paper Manufacturing Ltd.	645,248	488
Lenovo Group Ltd.	1,992,000	1,276
Li Ning Co. Ltd.	275,052	583
Longfor Properties Co. Ltd.	519,731	723
Lonking Holdings Ltd.	798,873	436
Maanshan Iron & Steel, Class H	705,290	374
Metallurgical Corp. of China Ltd., Class H*	980,284	432
Nine Dragons Paper Holdings Ltd.	673,923	952
Parkson Retail Group Ltd.	515,000	793
PetroChina Co. Ltd., Class H	8,811,438	11,577
PICC Property & Casualty Co. Ltd., Class H*	1,036,849	1,500
Ping An Insurance Group Co. of China Ltd., Class H	717,953	8,025
Poly Hong Kong Investment Ltd.	808,842	791
Renhe Commercial Holdings Co. Ltd.	3,108,539	544
Semiconductor Manufacturing International Corp.*	7,291,877	528
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	302,058	857
Shanghai Electric Group Co. Ltd., Class H	1,138,000	750
Shanghai Industrial Holdings Ltd.	219,043	945
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	184,600	295
Shimao Property Holdings Ltd.	648,903	979
Shui On Land Ltd.	1,140,348	548
Sinofert Holdings Ltd.*	850,000	438
Sino-Ocean Land Holdings Ltd.	1,251,801	820
Sinopec Shanghai Petrochemical Co. Ltd., Class H	936,670	485
Sinopharm Group Co., Class H	235,738	821
Sinotruk Hong Kong Ltd.	282,430	291
Skyworth Digital Holdings Ltd.	623,741	370
Soho China Ltd.	837,778	622
Tencent Holdings Ltd.	421,314	9,153
Tingyi Cayman Islands Holding Corp.	720,435	1,844
Tsingtao Brewery Co. Ltd., Class H	119,767	626
Want Want China Holdings Ltd.	2,549,870	2,233
Weichai Power Co. Ltd., Class H	164,128	1,006
Wumart Stores, Inc., Class H	221,470	546
Yanzhou Coal Mining Co. Ltd., Class H	831,138	2,540
Yuexiu Property Co. Ltd.*	1,735,826	464
Zhaojin Mining Industry Co. Ltd., Class H	180,637	737
Zhejiang Expressway Co. Ltd., Class H	577,294	568
Zhuzhou CSR Times Electric Co. Ltd., Class H	187,930	738
Zijin Mining Group Co. Ltd., Class H	1,630,775	1,509
ZTE Corp., Class H	201,282	800

		281,258

Colombia - 0.7%
Almacenes Exito S.A.	60,780	740
BanColombia S.A.	94,003	1,444
BanColombia S.A. ADR	8,252	511
Cementos Argos S.A.	117,116	695
Corp Financiera Colombiana S.A.	28,668	513
Ecopetrol S.A.	1,703,676	3,638
Grupo de Inversiones Suramericana S.A.	95,753	1,869
Interconexion Electrica S.A.	157,289	1,155
Inversiones Argos S.A.	118,810	1,231

		11,796

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
Czech Republic - 0.3%
CEZ A.S.	67,422	$2,817
Komercni Banka A.S.	6,385	1,511
Telefonica O2 Czech Republic A.S.	49,125	1,000

		5,328

Egypt - 0.5%
Commercial International Bank Egypt S.A.E.	206,231	1,684
Egyptian Co. for Mobile Services	12,160	345
Egyptian Financial Group-Hermes Holding S.A.E.	100,368	587
Egyptian Kuwait Holding Co.	253,665	431
Elswedy Electric Co.*	17,013	158
Ezz Steel*	87,894	297
National Societe Generale Bank S.A.E	39,072	336
Orascom Construction Industries	38,295	1,894
Orascom Telecom Holding S.A.E*	1,060,428	789
Talaat Moustafa Group*	369,473	549
Telecom Egypt	138,608	432

		7,502

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	189,233	470
MOL Hungarian Oil and Gas PLC*	17,182	1,718
OTP Bank PLC*	100,115	2,421
Richter Gedeon Nyrt.	5,757	1,178

		5,787

India - 7.8%
ACC Ltd.	21,347	513
Adani Enterprises Ltd.	100,026	1,453
Aditya Birla Nuvo Ltd.	15,116	285
Ambuja Cements Ltd.	246,292	788
Axis Bank Ltd.	86,073	2,596
Bajaj Auto Ltd.	35,949	1,238
Bharat Heavy Electricals Ltd.	50,177	2,606
Bharat Petroleum Corp. Ltd.	35,020	515
Cairn India Ltd.*	156,690	1,164
Canara Bank	33,756	498
Cipla Ltd.	132,837	1,098
Coal India Ltd.*	206,170	1,450
DLF Ltd.	165,890	1,082
Dr. Reddy’s Laboratories Ltd.	30,879	1,144
Dr. Reddy’s Laboratories Ltd. ADR	12,305	455
GAIL India Ltd.	156,729	1,794
GMR Infrastructure Ltd.*	377,962	388
HCL Technologies Ltd.	65,546	669
HDFC Bank Ltd.	96,713	5,080
HDFC Bank Ltd. ADR	6,300	1,053
Hero Honda Motors Ltd.	32,536	1,446
Hindalco Industries Ltd.	475,818	2,616
Hindustan Unilever Ltd.	366,908	2,562
Housing Development & Infrastructure Ltd.*	74,538	325
Housing Development Finance Corp.	448,267	7,323
ICICI Bank Ltd.	290,299	7,419
ICICI Bank Ltd. ADR	22,771	1,153
Indiabulls Real Estate Ltd.*	129,730	404
IndusInd Bank Ltd.	127,134	752
Infosys Technologies Ltd.	164,349	12,634
Infosys Technologies Ltd. ADR	27,237	2,072
Infrastructure Development Finance Co. Ltd.	413,692	1,693
ITC Ltd.	929,957	3,630
Jaiprakash Associates Ltd.	390,385	927
Jindal Steel & Power Ltd.	158,851	2,523
JSW Steel Ltd.	34,021	897
Kotak Mahindra Bank Ltd.	111,027	1,125
Larsen & Toubro Ltd.	87,097	3,852
LIC Housing Finance Ltd.	117,130	511
Lupin Ltd.	60,557	653
Mahindra & Mahindra Ltd.	112,406	1,958
Maruti Suzuki India Ltd.	28,170	895
NTPC Ltd.	388,574	1,742
Oil & Natural Gas Corp. Ltd.	79,025	2,275
Piramal Healthcare Ltd.	37,961	399
Ranbaxy Laboratories Ltd.*	42,367	566
Reliance Capital Ltd.	39,609	593
Reliance Communications Ltd.	208,570	677
Reliance Industries Ltd.	430,249	10,180
Reliance Industries Ltd., GDR (London Exchange) (1)(2)	57,426	2,732
Reliance Infrastructure Ltd.	45,934	866
Reliance Power Ltd.*	231,194	817
Rural Electrification Corp. Ltd.	121,496	813
Satyam Computer Services Ltd.*	237,387	351
Sesa Goa Ltd.	138,849	1,019
Siemens India Ltd.	32,754	601
State Bank of India	26,102	1,640
Steel Authority of India Ltd.	183,918	749
Sterlite Industries India Ltd.	550,205	2,288
Sun Pharmaceutical Industries Ltd.	127,621	1,383

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
India - 7.8% continued
Suzlon Energy Ltd.*	276,484	$338
Tata Consultancy Services Ltd.	196,410	5,098
Tata Motors Ltd.	107,110	3,134
Tata Power Company Ltd.	40,364	1,234
Tata Steel Ltd.	118,171	1,793
Ultratech Cement Ltd.	28,131	682
Unitech Ltd.	509,213	752
United Phosphorus Ltd.	87,068	336
United Spirits Ltd.	33,048	1,081
Wipro Ltd.	170,494	1,872
Wipro Ltd. ADR	22,616	350
Zee Entertainment Enterprises Ltd.	185,853	611

		130,211

Indonesia - 2.2%
Adaro Energy Tbk PT	4,099,220	1,157
Aneka Tambang Tbk PT	1,360,000	369
Astra Agro Lestari Tbk PT	160,537	466
Astra International Tbk PT	853,076	5,158
Bank Central Asia Tbk PT	5,163,692	3,664
Bank Danamon Indonesia Tbk PT	1,191,596	753
Bank Mandiri Tbk PT	3,094,097	2,229
Bank Negara Indonesia Persero Tbk PT	3,172,909	1,363
Bank Rakyat Indonesia Persero Tbk PT	2,333,829	2,716
Bumi Resources Tbk PT	7,371,212	2,469
Charoen Pokphand Indonesia Tbk PT	3,048,935	622
Gudang Garam Tbk PT	245,415	1,088
Indo Tambangraya Megah PT	162,778	916
Indocement Tunggal Prakarsa Tbk PT	594,803	1,052
Indofood Sukses Makmur Tbk PT	1,769,371	956
Indosat Tbk PT	549,347	329
International Nickel Indonesia Tbk PT	1,002,623	542
Kalbe Farma Tbk PT	1,886,916	680
Perusahaan Gas Negara PT	4,656,112	2,284
Semen Gresik Persero Tbk PT	1,202,255	1,260
Tambang Batubara Bukit Asam Tbk PT	325,500	828
Telekomunikasi Indonesia Tbk PT	4,254,173	3,762
Unilever Indonesia Tbk PT	630,528	1,154
United Tractors Tbk PT	612,226	1,615

		37,432

Malaysia - 2.8%
AirAsia Bhd.*	500,500	410
Alliance Financial Group Bhd.	374,400	369
AMMB Holdings Bhd.	773,637	1,763
Axiata Group Bhd.*	1,046,325	1,611
Berjaya Corp. Bhd.	651,742	234
Berjaya Sports Toto Bhd.	269,357	393
British American Tobacco Malaysia Bhd.	51,900	757
Bursa Malaysia Bhd.	177,000	448
CIMB Group Holdings Bhd.	1,661,000	4,577
Digi.Com Bhd.	144,800	1,152
Gamuda Bhd.	748,700	925
Genting Bhd.	945,700	3,427
Genting Malaysia Bhd.	1,209,900	1,330
Genting Plantations Bhd.	90,700	261
Hong Leong Bank Bhd.	192,200	573
Hong Leong Financial Group Bhd.	86,700	250
IJM Corp. Bhd.	445,320	900
IOI Corp. Bhd.	1,410,840	2,656
Kuala Lumpur Kepong Bhd.	198,750	1,424
Lafarge Malayan Cement Bhd.	138,000	343
Malayan Banking Bhd.	1,306,606	3,599
Malaysian Airline System Bhd.*	336,500	228
Maxis Bhd.	926,851	1,594
MISC Bhd	457,060	1,238
MMC Corp. Bhd.	308,175	283
Parkson Holdings Bhd.	173,943	304
Petronas Chemicals Group Bhd.*	830,000	1,486
Petronas Dagangan Bhd.	100,800	382
Petronas Gas Bhd.	200,200	726
PLUS Expressways Bhd.	604,100	885
PPB Group Bhd.	167,900	940
Public Bank Bhd.	9,913	42
Public Bank Bhd. (Registered)	426,100	1,797
RHB Capital Bhd.	175,100	495
Sime Darby Bhd.	1,144,815	3,266
SP Setia Bhd.	245,300	473
Telekom Malaysia Bhd.	431,300	491
Tenaga Nasional Bhd.	801,800	2,174
UMW Holdings Bhd.	226,100	515
YTL Corp. Bhd.	277,350	756
YTL Power International Bhd.	898,699	711

		46,188

Mexico - 4.4%
Alfa S.A.B. de C.V., Class A	131,718	1,327
America Movil S.A.B. de C.V., Series L	8,285,383	23,797
Cemex S.A.B. de C.V., Series CPO*	3,932,614	4,194
Coca-Cola Femsa S.A.B. de C.V., Series L	116,245	962

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
Mexico - 4.4% continued
Compartamos S.A.B. de C.V.*	422,672	$919
Desarrolladora Homex S.A.B. de C.V.*	88,168	500
Embotelladoras Arca S.A.B de C.V.	178,817	869
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	905,967	5,085
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	218,552	891
Grupo Bimbo S.A.B. de C.V., Series A	154,157	1,316
Grupo Carso S.A.B. de C.V., Series A1	248,206	1,575
Grupo Elektra S.A. de C.V.	31,671	1,341
Grupo Financiero Banorte S.A.B. de C.V., Class O	596,755	2,844
Grupo Financiero Inbursa S.A.	350,692	1,541
Grupo Mexico S.A.B. de C.V., Series B	1,595,353	6,535
Grupo Modelo S.A.B. de C.V., Series C	266,505	1,650
Grupo Televisa S.A., Series CPO*	995,835	5,154
Industrias Penoles S.A.B. de C.V.	42,034	1,546
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	225,809	1,385
Mexichem S.A.B. de C.V.	357,873	1,281
Telefonos de Mexico S.A.B. de C.V., Series L	2,340,410	1,897
Urbi Desarrollos Urbanos S.A.B. de C.V.*	197,334	463
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,602,388	7,468

		74,540

Morocco - 0.1%
Attijariwafa Bank	11,589	565
Douja Promotion Groupe Addoha S.A.	44,312	552
Maroc Telecom	71,161	1,277

		2,394

Peru - 0.7%
Cia de Minas Buenaventura S.A. ADR	79,306	3,883
Credicorp Ltd.	28,452	3,383
Southern Copper Corp.	89,446	4,360

		11,626

Philippines - 0.5%
Aboitiz Power Corp.	757,644	537
Alliance Global Group, Inc.	1,693,024	483
Ayala Corp.	70,116	630
Ayala Land, Inc.	2,102,980	790
Banco de Oro Unibank, Inc.	322,340	430
Bank of the Philippine Islands	575,842	775
Energy Development Corp.	3,035,250	407
Globe Telecom, Inc.	13,450	246
Jollibee Foods Corp.	167,583	340
Manila Electric Co.	116,200	604
Metropolitan Bank & Trust	372,480	612
Philippine Long Distance Telephone Co.	18,880	1,100
SM Investments Corp.	74,217	920
SM Prime Holdings, Inc.	1,891,151	491

		8,365

Poland - 1.6%
Asseco Poland S.A.	24,608	441
Asseco Poland S.A.*	1,837	33
Bank Handlowy w Warszawie S.A.	13,245	419
Bank Millennium S.A.*	175,457	290
Bank Pekao S.A.	49,373	2,986
Bank Zachodni WBK S.A.	8,881	645
BRE Bank S.A.*	5,960	613
Cyfrowy Polsat S.A.	40,194	224
Enea S.A.	46,150	370
Getin Holding S.A.*	129,680	504
Globe Trade Centre S.A.*	53,177	440
Grupa Lotos S.A.*	26,411	325
ING Bank Slaski S.A.*	1,324	400
Kernel Holding S.A.*	14,810	373
KGHM Polska Miedz S.A.	59,087	3,462
PBG S.A.	4,056	292
Polska Grupa Energetyczna S.A.	268,071	2,101
Polski Koncern Naftowy Orlen S.A.*	135,687	2,102
Polskie Gornictwo Naftowe i Gazownictwo S.A.	714,685	862
Powszechna Kasa Oszczednosci Bank Polski S.A.	260,824	3,824
Powszechny Zaklad Ubezpieczen S.A.	19,962	2,398
Tauron Polska Energia S.A.*	449,157	997
Telekomunikacja Polska S.A.	300,413	1,661
TVN S.A.	61,941	358

		26,120

Russia - 6.0%
Comstar United Telesystems OJSC GDR (Registered)*	47,009	313
Federal Grid Co. Unified Energy System JSC*	126,016,982	1,537
Federal Hydrogenerating Co. JSC*	25,020,378	1,344
Federal Hydrogenerating Co. JSC ADR*	240,434	1,311
Gazprom OAO	845,172	5,409
Gazprom OAO ADR (London Exchange)	889,947	22,488

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
Russia - 6.0% continued
Gazprom OAO ADR (OTC Exchange)	7,800	$198
Inter Rao Ues OAO*	355,582,606	557
Lukoil OAO	41,490	2,379
Lukoil OAO ADR (London Exchange)	138,437	7,826
Lukoil OAO ADR (OTC Exchange)	14,973	857
Magnit OJSC GDR (Registered)	93,878	2,746
Mechel	1,951	55
Mechel ADR (New York Exchange)	57,756	1,688
MMC Norilsk Nickel	19,178	4,507
MMC Norilsk Nickel ADR (London Exchange)	8,612	204
MMC Norilsk Nickel ADR (OTC Exchange)	119,421	2,871
Mobile Telesystems OJSC ADR	210,330	4,390
NovaTek OAO GDR (Registered)	37,944	4,530
Novolipetsk Steel OJSC GDR (Registered)	37,053	1,769
OGK-4 OJSC*	6,373,589	612
Polymetal JSC*	27,412	507
Polymetal JSC GDR (Registered)*	12,547	229
Polyus Gold Co. ADR (London Exchange)	1,391	50
Polyus Gold Co. ADR (OTC Exchange)	601	22
Polyus Gold OJSC	18,419	1,059
Raspadskaya*	62,836	441
Rosneft Oil Co.	274,880	1,959
Rosneft Oil Co. GDR (Registered)	391,021	2,802
Sberbank of Russia	3,541,949	12,068
Sberbank of Russia (OTC Exchange)	56,000	191
Severstal OAO	10,843	180
Severstal OAO GDR (Registered)	72,526	1,223
Sistema JSFC GDR (Registered)	40,150	998
Surgutneftegaz OJSC	902,732	943
Surgutneftegaz OJSC ADR (London Exchange)	80,375	852
Surgutneftegaz OJSC ADR (OTC Exchange)	127,109	1,360
Tatneft	203,271	1,021
Tatneft ADR*	1,663	56
Tatneft ADR (London Exchange)	63,147	2,091
TMK OAO GDR (Registered)*	24,049	496
Uralkali	154,684	1,129
Uralkali GDR (Registered)	30,283	1,113
VTB Bank OJSC	335,975,063	1,104
VTB Bank OJSC GDR (1) (2)	11,036	69
VTB Bank OJSC GDR (Registered)	154,552	1,018
Wimm-Bill-Dann Foods OJSC ADR	24,979	824

		101,396

South Africa - 7.7%
ABSA Group Ltd.	138,591	2,946
African Bank Investments Ltd.	326,700	1,922
African Rainbow Minerals Ltd.	44,062	1,404
Anglo Platinum Ltd.*	27,670	2,913
Anglogold Ashanti Ltd.	158,475	7,870
ArcelorMittal South Africa Ltd.	72,158	867
Aspen Pharmacare Holdings Ltd.*	111,107	1,550
Aveng Ltd.	151,796	996
Bidvest Group Ltd.	128,847	3,064
Discovery Holdings Ltd.	107,023	640
Exxaro Resources Ltd.	50,656	1,047
FirstRand Ltd.	1,196,658	3,542
Foschini Group (The) Ltd.	84,839	1,159
Gold Fields Ltd.	295,107	5,400
Growthpoint Properties Ltd.	637,443	1,772
Harmony Gold Mining Co. Ltd.	163,440	2,064
Impala Platinum Holdings Ltd.	210,795	7,448
Imperial Holdings Ltd.	68,823	1,332
Investec Ltd.	96,067	818
Kumba Iron Ore Ltd.	34,244	2,205
Liberty Holdings Ltd.	40,272	443
Massmart Holdings Ltd.	81,872	1,822
MMI Holdings Ltd.	429,665	1,083
MTN Group Ltd.	691,946	14,109
Murray & Roberts Holdings Ltd.	127,369	776
Naspers Ltd., Class N	161,803	9,521
Nedbank Group Ltd.	73,160	1,448
Netcare Ltd.*	446,668	1,043
Northam Platinum Ltd.	44,011	303
Pick’n Pay Stores Ltd.	87,431	642
Pretoria Portland Cement Co. Ltd.	218,925	1,161
Redefine Properties Ltd.	1,056,889	1,279
Remgro Ltd.	185,414	3,177
Reunert Ltd.	71,757	729
RMB Holdings Ltd.	316,935	1,851
Sanlam Ltd.	795,571	3,369
Sappi Ltd.*	219,277	1,134
Sasol Ltd.	239,436	12,577
Shoprite Holdings Ltd.	171,715	2,596
Spar Group (The) Ltd.	70,445	1,045
Standard Bank Group Ltd.	497,865	8,123

NORTHERN FUNDS QUARTERLY REPORT    7     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
South Africa - 7.7% continued
Steinhoff International Holdings Ltd.*	503,709	$1,872
Telkom S.A. Ltd.	105,027	605
Tiger Brands Ltd.	66,152	1,943
Truworths International Ltd.	187,981	2,044
Vodacom Group Ltd.	159,768	1,855
Woolworths Holdings Ltd.	293,829	1,201

		128,710

South Korea - 13.0%
Amorepacific Corp.*	1,306	1,311
Busan Bank*	60,302	762
Celltrion, Inc.*	21,974	648
Cheil Industries, Inc.*	19,116	1,888
CJ CheilJedang Corp.*	3,244	620
Daegu Bank Ltd.*	50,720	697
Daelim Industrial Co. Ltd.*	12,048	1,247
Daewoo Engineering & Construction Co. Ltd.*	46,070	526
Daewoo International Corp.*	14,698	468
Daewoo Securities Co. Ltd.	53,430	1,237
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	41,260	1,347
Dongbu Insurance Co. Ltd.	17,150	680
Dongkuk Steel Mill Co. Ltd.*	15,020	464
Doosan Corp.	4,024	546
Doosan Heavy Industries and Construction Co. Ltd.*	17,318	1,321
Doosan Infracore Co. Ltd.*	33,980	838
Glovis Co. Ltd.*	4,556	605
GS Engineering & Construction Corp.*	14,639	1,496
GS Holdings*	21,772	1,250
Hana Financial Group, Inc.	80,460	3,068
Hanjin Heavy Industries & Construction Co. Ltd.*	12,724	424
Hanjin Shipping Co. Ltd.*	21,070	714
Hankook Tire Co. Ltd.*	30,750	859
Hanwha Chem Corp.*	34,002	943
Hanwha Corp.*	18,168	755
Honam Petrochemical Corp.*	6,078	1,440
Hynix Semiconductor, Inc.*	210,810	4,511
Hyosung Corp.*	9,215	867
Hyundai Department Store Co. Ltd.*	5,959	732
Hyundai Development Co.*	22,850	684
Hyundai Engineering & Construction Co. Ltd.*	27,294	1,737
Hyundai Heavy Industries Co. Ltd.*	15,900	6,201
Hyundai Merchant Marine Co. Ltd.*	18,920	642
Hyundai Mipo Dockyard*	4,448	877
Hyundai Mobis*	28,489	7,132
Hyundai Motor Co.	64,474	9,848
Hyundai Securities Co.	48,030	630
Hyundai Steel Co.*	23,513	2,577
Industrial Bank of Korea*	66,270	1,094
Kangwon Land, Inc.*	38,910	958
KB Financial Group, Inc.*	136,995	7,218
KCC Corp.	1,916	676
Kia Motors Corp.*	99,107	4,409
Korea Electric Power Corp.*	108,026	2,885
Korea Exchange Bank	105,130	1,092
Korea Gas Corp.*	9,376	402
Korea Investment Holdings Co. Ltd.	15,760	620
Korea Life Insurance Co. Ltd.	70,080	491
Korea Zinc Co. Ltd.*	3,436	837
Korean Air Lines Co. Ltd.*	14,548	900
KT Corp.*	50,999	2,091
KT Corp. ADR*	6,526	136
KT&G Corp.*	46,146	2,660
LG Chem Ltd.*	19,363	6,667
LG Corp.*	40,204	3,091
LG Display Co. Ltd.*	98,050	3,447
LG Electronics, Inc.*	39,617	4,161
LG Household & Health Care Ltd.*	3,485	1,197
LG Innotek Co. Ltd.*	4,197	495
LG Uplus Corp.*	93,532	594
Lotte Confectionery Co. Ltd.*	288	383
Lotte Shopping Co. Ltd.*	4,165	1,735
LS Corp.*	7,147	679
LS Industrial Systems Co. Ltd.*	6,045	486
Mando Corp.*	3,774	434
Mirae Asset Securities Co. Ltd.	9,297	490
NCSoft Corp.*	5,741	1,065
NHN Corp.*	17,265	3,445
OCI Co. Ltd.*	6,309	1,833
POSCO	27,310	11,696
S1 Corp.*	6,890	343
Samsung C&T Corp.*	52,661	3,724
Samsung Card Co.*	18,876	1,065
Samsung Electro-Mechanics Co. Ltd.*	25,231	2,752
Samsung Electronics Co. Ltd.	46,042	38,476
Samsung Engineering Co. Ltd.*	12,702	2,146

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
South Korea - 13.0% continued
Samsung Fire & Marine Insurance Co. Ltd.	14,958	$2,964
Samsung Heavy Industries Co. Ltd.*	66,270	2,441
Samsung Life Insurance Co. Ltd.	20,511	1,861
Samsung SDI Co. Ltd.*	14,452	2,137
Samsung Securities Co. Ltd.	20,568	1,595
Samsung Techwin Co. Ltd.*	15,104	1,376
Seoul Semiconductor Co. Ltd.*	12,951	462
Shinhan Financial Group Co. Ltd.*	168,153	7,837
Shinsegae Co. Ltd.*	5,947	3,217
SK Broadband Co. Ltd.*	58,593	279
SK C&C Co. Ltd.*	6,078	467
SK Energy Co. Ltd.*	25,144	4,287
SK Holdings Co. Ltd.*	10,698	1,314
SK Networks Co. Ltd.*	35,210	421
SK Telecom Co. Ltd.	15,482	2,367
SK Telecom Co. Ltd. ADR	10,300	192
S-Oil Corp.	18,417	1,500
STX Pan Ocean Co. Ltd.*	41,600	419
Tong Yang Securities, Inc.	32,093	281
Woongjin Coway Co. Ltd.*	20,230	718
Woori Finance Holdings Co. Ltd.*	115,030	1,570
Woori Investment & Securities Co. Ltd.	34,730	721
Yuhan Corp.*	3,371	515

		218,406

Taiwan - 11.1%
Acer, Inc.	1,077,796	3,329
Advanced Semiconductor Engineering, Inc.	2,067,336	2,390
Advantech Co. Ltd.	106,441	301
Asia Cement Corp.	745,705	825
Asustek Computer, Inc.	243,202	2,310
AU Optronics Corp.*	3,183,215	3,321
Capital Securities Corp.	500,530	269
Catcher Technology Co. Ltd.	201,111	744
Cathay Financial Holding Co. Ltd.	2,752,989	4,880
Chang Hwa Commercial Bank	1,576,000	1,399
Cheng Shin Rubber Industry Co. Ltd.	457,706	1,019
Cheng Uei Precision Industry Co. Ltd.	136,834	311
Chicony Electronics Co. Ltd.	162,455	362
Chimei Innolux Corp.*	2,014,416	2,783
China Airlines Ltd.*	833,324	737
China Development Financial Holding Corp.	3,667,518	1,616
China Life Insurance Co. Ltd.	481,374	512
China Motor Corp.	232,000	230
China Petrochemical Development Corp.*	667,000	660
China Steel Corp.	4,251,552	4,879
Chinatrust Financial Holding Co. Ltd.	3,790,570	2,781
Chunghwa Picture Tubes*	1,709,530	273
Chunghwa Telecom Co. Ltd.	1,920,617	4,880
Chunghwa Telecom Co. Ltd. ADR	5,061	128
Clevo Co.	198,782	460
CMC Magnetics Corp.*	1,033,344	282
Compal Electronics, Inc.	1,777,759	2,350
Coretronic Corp.	263,000	430
Delta Electronics, Inc.	750,521	3,667
E Ink Holdings Inc.*	315,095	638
E.Sun Financial Holding Co. Ltd.	1,306,187	898
Epistar Corp.	263,351	960
Eternal Chemical Co. Ltd.	249,817	291
Eva Airways Corp.*	600,338	757
Evergreen International Storage & Transport Corp.	188,000	184
Evergreen Marine Corp. Tawain Ltd.*	496,180	515
Everlight Electronics Co. Ltd.	116,568	337
Far Eastern Department Stores Co. Ltd.	351,372	587
Far Eastern New Century Corp.	1,167,494	1,977
Far EasTone Telecommunications Co. Ltd.	646,345	938
Farglory Land Development Co. Ltd.	99,000	266
Feng Hsin Iron & Steel Co.	176,160	336
First Financial Holding Co. Ltd.	2,052,808	1,890
Formosa Chemicals & Fibre Corp.	1,191,320	4,011
Formosa International Hotels Corp.	11,550	204
Formosa Petrochemical Corp.	471,487	1,599
Formosa Plastics Corp.	1,661,349	5,555
Formosa Taffeta Co. Ltd.	310,827	303
Foxconn Technology Co. Ltd.	269,218	1,078
Fubon Financial Holding Co. Ltd.	2,165,018	2,969
Giant Manufacturing Co. Ltd.	120,483	492
HannStar Display Corp.*	1,900,898	385
Highwealth Construction Corp.	162,000	363
Hon Hai Precision Industry Co. Ltd.	3,612,104	14,534
HTC Corp.	290,924	8,975
Hua Nan Financial Holdings Co. Ltd.	1,609,145	1,341
Inotera Memories, Inc.*	746,246	357
Inventec Co. Ltd.	779,473	441
KGI Securities Co. Ltd.	1,101,253	629
Kinsus Interconnect Technology Corp.	108,587	367
Largan Precision Co. Ltd.	40,835	1,015

NORTHERN FUNDS QUARTERLY REPORT    9     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
Taiwan - 11.1% continued
LCY Chemical Corp.	162,000	$330
Lite-On Technology Corp.	834,994	1,148
Macronix International	1,387,975	969
MediaTek, Inc.	391,549	5,587
Mega Financial Holding Co. Ltd.	3,222,655	2,481
Mitac International Corp.	428,144	206
Motech Industries, Inc.	99,678	367
Nan Kang Rubber Tire Co. Ltd.*	183,000	309
Nan Ya Plastics Corp.	1,976,695	4,928
Nan Ya Printed Circuit Board Corp.	89,743	334
Nanya Technology Corp.*	556,363	310
Novatek Microelectronics Corp. Ltd.	192,850	619
Pegatron Corp.*	597,594	860
Phison Electronics Corp.	49,608	277
Pixart Imaging, Inc.	41,227	205
Polaris Securities Co. Ltd.	819,612	534
Pou Chen Corp.	878,093	810
Powerchip Technology Corp.*	2,243,969	446
Powertech Technology, Inc.	243,062	806
President Chain Store Corp.	210,220	974
Qisda Corp.*	622,496	424
Quanta Computer, Inc.	1,012,576	2,120
Realtek Semiconductor Corp.	155,358	371
Richtek Technology Corp.	53,849	448
Ruentex Development Co. Ltd.	184,000	324
Ruentex Industries Ltd.	173,000	515
Shin Kong Financial Holding Co. Ltd.*	2,180,463	1,047
Siliconware Precision Industries Co.	1,211,480	1,454
Simplo Technology Co. Ltd.	82,200	597
Sino-American Silicon Products, Inc.	119,000	378
SinoPac Financial Holdings Co. Ltd.	2,262,000	1,043
Synnex Technology International Corp.	511,086	1,376
Tainan Spinning Co. Ltd.	383,000	285
Taishin Financial Holding Co. Ltd.*	1,671,582	988
Taiwan Business Bank*	973,440	440
Taiwan Cement Corp.	1,354,055	1,523
Taiwan Cooperative Bank	1,463,990	1,270
Taiwan Fertilizer Co. Ltd.	297,000	1,108
Taiwan Glass Industrial Corp.	337,043	420
Taiwan Mobile Co. Ltd.	764,752	1,828
Taiwan Semiconductor Manufacturing Co. Ltd.	10,261,193	24,978
Tatung Co. Ltd.*	1,907,000	515
Teco Electric and Machinery Co. Ltd.	664,000	444
Transcend Information, Inc.	76,442	207
Tripod Technology Corp.	153,516	626
TSRC Corp.	184,093	426
Tung Ho Steel Enterprise Corp.	286,271	324
U-Ming Marine Transport Corp.	173,000	377
Unimicron Technology Corp.	500,418	974
Uni-President Enterprises Corp.	1,546,505	2,293
United Microelectronics Corp.	5,227,043	2,921
Vanguard International Semiconductor Corp.	295,949	150
Walsin Lihwa Corp.*	1,341,770	850
Wan Hai Lines Ltd.*	437,310	384
Winbond Electronics Corp.*	1,109,071	327
Wintek Corp.*	439,000	754
Wistron Corp.	763,387	1,552
WPG Holdings Co. Ltd.	454,758	878
Ya Hsin Industrial Co. Ltd.*	121,548	—
Yang Ming Marine Transport Corp.*	526,415	509
Young Fast Optoelectronics Co. Ltd.	36,673	350
Yuanta Financial Holding Co. Ltd.	2,610,242	1,951
Yulon Motor Co. Ltd.	317,257	669

		186,238

Thailand - 1.6%
Advanced Info Service PCL (Registered)	194,000	542
Advanced Info Service PCL NVDR	171,899	486
Bangkok Bank PCL	62,700	306
Bangkok Bank PCL (Registered)	241,600	1,222
Bangkok Bank PCL NVDR	303,400	1,479
Bank of Ayudhya PCL (Registered)	518,654	439
Bank of Ayudhya PCL NVDR	218,500	186
Banpu PCL (Registered)	28,300	739
Banpu PCL NVDR	38,507	1,011
BEC World PCL (Registered)	196,500	207
BEC World PCL NVDR	213,187	224
Charoen Pokphand Foods PCL NVDR	1,212,509	992
CP ALL PCL (Registered)	452,600	589
CP ALL PCL NVDR	444,568	579
Glow Energy PCL (Registered)	100,200	157
Glow Energy PCL NVDR	78,602	123
Indorama Ventures PCL NVDR	445,993	854
IRPC PCL (Registered)	1,928,700	416
IRPC PCL NVDR	2,213,381	477
Kasikornbank PCL (Registered)	280,600	1,214
Kasikornbank PCL NVDR	429,197	1,785
Krung Thai Bank PCL (Registered)	559,800	327

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.1% continued
Thailand - 1.6% continued
Krung Thai Bank PCL NVDR	572,555	$328
PTT Aromatics & Refining PCL (Registered)	124,994	159
PTT Aromatics & Refining PCL NVDR	318,301	404
PTT Chemical PCL (Registered)	72,700	355
PTT Chemical PCL NVDR	73,200	357
PTT Exploration & Production PCL NVDR	215,243	1,199
PTT Exploration & Production PCL (Registered)	259,300	1,471
PTT PCL (Registered)	195,000	2,070
PTT PCL NVDR	166,400	1,765
Siam Cement PCL (Registered)	57,300	686
Siam Cement PCL NVDR	66,098	747
Siam Commercial Bank PCL (Registered)	255,900	879
Siam Commercial Bank PCL NVDR	369,276	1,266
Thai Airways International PCL	272,187	442
Thai Oil PCL (Registered)	112,300	292
Thai Oil PCL NVDR	217,595	564

		27,338

Turkey - 1.5%
Akbank T.A.S.	504,083	2,805
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	82,619	1,253
Arcelik	68,661	347
Asya Katilim Bankasi A.S.	181,833	335
BIM Birlesik Magazalar A.S.	34,576	1,177
Coca-Cola Icecek A.S.	25,807	341
Enka Insaat ve Sanayi A.S.	115,572	431
Eregli Demir ve Celik Fabrikalari T.A.S.*	160,820	532
Haci Omer Sabanci Holding A.S.	275,200	1,285
KOC Holding A.S.	248,232	1,211
Tupras Turkiye Petrol Rafinerileri A.S.	53,720	1,344
Turk Hava Yollari*	161,592	566
Turk Telekomunikasyon A.S.	212,216	895
Turkcell Iletisim Hizmet A.S.	315,241	2,157
Turkiye Garanti Bankasi A.S.	885,693	4,494
Turkiye Halk Bankasi A.S.	127,020	1,079
Turkiye Is Bankasi, Class C	664,937	2,372
Turkiye Vakiflar Bankasi Tao, Class D	302,791	767
Yapi ve Kredi Bankasi A.S.*	354,656	1,118

		24,509

Total Common Stocks (Cost $1,127,181) (3)		1,479,438

PREFERRED STOCKS - 9.1%
Brazil - 8.3%
AES Tiete S.A.	40,753	589
Banco Bradesco S.A.	762,001	14,988
Banco do Estado do Rio Grande do Sul, Class B	72,918	775
Bradespar S.A.	97,201	2,537
Brasil Telecom S.A.	104,302	754
Braskem S.A., Class A*	63,241	776
Centrais Eletricas Brasileiras S.A., Class B	83,741	1,350
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	41,051	1,714
Cia de Bebidas das Americas	309,440	9,418
Cia de Transmissao de Energia Eletrica Paulista	12,546	417
Cia Energetica de Minas Gerais	163,462	2,630
Cia Energetica de Sao Paulo, Class B	63,708	1,036
Cia Paranaense de Energia, Class B	41,444	1,036
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	35,677	690
Gerdau S.A.	278,277	3,800
Gol Linhas Aereas Inteligentes S.A.	41,856	633
Itau Unibanco Holding S.A.	949,703	22,764
Itausa - Investimentos Itau S.A.	956,417	7,605
Klabin S.A.	157,821	556
Lojas Americanas S.A.	125,650	1,159
Metalurgica Gerdau S.A.	112,799	1,821
Petroleo Brasileiro S.A.	1,677,595	27,579
Suzano Papel e Celulose S.A.	72,483	646
Tam S.A.	30,436	714
Tele Norte Leste Participacoes S.A.	101,699	1,488
Telemar Norte Leste S.A., Class A	10,623	306
Tim Participacoes S.A.	231,104	767
Ultrapar Participacoes S.A.	31,131	1,971
Usinas Siderurgicas de Minas Gerais S.A., Class A	186,644	2,154
Vale Fertilizantes S.A.*	39,434	451
Vale S.A., Class A	834,530	24,382
Vivo Participacoes S.A.	65,160	2,092

		139,598

Chile - 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	33,766	1,915

Colombia - 0.1%
BanColombia S.A.	80,770	1,259

Russia - 0.2%
Ak Transneft OAO	626	870

NORTHERN FUNDS QUARTERLY REPORT    11     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 9.1% continued
Russia - 0.2% continued
Sberbank of Russia	417,101	$1,085
Surgutneftegaz OJSC	1,356,841	678
Surgutneftegaz OJSC ADR	146,562	742

		3,375

South Korea - 0.4%
Hyundai Motor Co.*	9,148	475
Hyundai Motor Co., Class 2*	15,201	850
LG Chem Ltd.*	3,146	441
LG Electronics, Inc.*	7,056	274
Samsung Electronics Co. Ltd.	8,594	4,913

		6,953

Total Preferred Stocks (Cost $115,836) (3)		153,100

RIGHTS - 0.0%
Brazil - 0.0%
Banco Bradesco S.A.*	12,362	64

Philippines - 0.0%
Metropolitan Bank & Trust	32,982	17

Russia - 0.0%
Federal Hydrogenerating Co. JSC*	1,041,866	56

Thailand - 0.0%
Indorama Ventures PCL	49,554	32

Total Rights (Cost $121) (3)		169

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	3,754,667	$3,754
Vanguard Emerging Markets ETF	685,417	33,003
Total Investment Companies (Cost $35,065)		36,757

Total Investments - 99.4% (Cost $1,278,203)		1,669,464

Other Assets less Liabilities - 0.6%		10,666

NET ASSETS - 100.0%		$1,680,130

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of these restricted illiquid securities amounted to approximately $2,800,000 or 0.17% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd.,
GDR (London Exchange)	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,120,000 with net purchases of approximately $1,634,000 during the nine months ended December 31, 2010.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

At December 31, 2010, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Dax Index (Euro)	6	$1,388	Long	3/11	$(26)
FTSE JSE (South African Rand)	81	3,540	Long	3/11	75
Hang Seng Index (Hong Kong Dollar)	21	3,110	Long	1/11	67
MSCI Taiwan Index (U.S. Dollar)	110	3,512	Long	1/11	37
S&P/TSX 60 (Canadian Dollar)	12	1,852	Long	3/11	30
SPI 200 (Australian Dollar)	14	1,692	Long	3/11	(15)
TOPIX Index (Japanese Yen)	1	110	Long	3/11	$2

Total					$170

At December 31, 2010, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	16.8%
Brazilian Real	15.3
Korean Won	13.5
Taiwan Dollar	11.2
United States Dollar	9.9
South African Rand	7.7
Indian Rupee	7.3
All other currencies less than 5%	18.3

Total	100.0%

At December 31, 2010, the Emerging Markets Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
United States Dollar	476	Hong Kong Dollar	3,698	3/16/11	$—

At December 31, 2010, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.8%
Consumer Staples	6.6
Energy	14.0
Financials	26.5
Health Care	1.0
Industrials	7.2
Information Technology	12.7
Materials	14.6
Telecommunication Services	7.3
Utilities	3.3

Total	100.0%

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,287,393

Gross tax appreciation of investments	$411,752
Gross tax depreciation of investments	(29,681)

Net tax appreciation of investments	$382,071

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). For foreign securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2010, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$20,738	$89,293	$—	$110,031
Consumer Staples	36,469	61,571	—	98,040
Energy	35,737	166,328	—	202,065
Financials	37,099	323,916	69	361,084
Health Care	2,764	12,967	—	15,731

NORTHERN FUNDS QUARTERLY REPORT    13     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	DECEMBER 31, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Industrials	$16,221	$102,691		$—	$118,912
Information Technology	7,125	199,040		—	206,165
Materials	59,694	144,350		—	204,044
Telecommunication Services	31,786	83,876		—	115,662
Utilities	12,718	34,986		—	47,704
Preferred Stocks
Consumer Discretionary	1,159	1,600		—	2,759
Consumer Staples	11,131	—		—	11,131
Energy	30,292	1,549		—	31,841
Financials	47,392	1,084		—	48,476
Industrials	1,347	—		—	1,347
Information Technology	—	4,913		—	4,913
Materials	39,038	440		—	39,478
Telecommunication Services	5,407	—		—	5,407
Utilities	7,748	—		—	7,748
Rights
Consumer Discretionary	—	32		—	32
Financials	64	17		—	81
Utilities	—	56		—	56
Investment Companies	36,757	—		—	36,757

Total Investments	$440,686	$1,228,709		$69	$1,669,464

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$211	$—		$—	$211
Forward Foreign Currency Exchange Contracts	—	—	(1)	—	—
Liabilities
Futures Contracts	(41)	—		—	(41)

Total Other Financial Instruments	$170	$—		$—	$170

(1)	Amount rounds to less than $1.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAINS(LOSSES) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/10 (000S)
Common Stock
Financials	$59	$—	$10	$—	$—	$69

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at December 31, 2010 was approximately $10,000.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Australia - 7.5%
BGP Holdings PLC - (Fractional Shares)*	6,535,576	$—
Bunnings Warehouse Property Trust	280,408	501
CFS Retail Property Trust	1,396,989	2,513
Charter Hall Office REIT	327,124	952
Charter Hall Retail REIT	202,946	609
Commonwealth Property Office Fund	1,544,252	1,310
Dexus Property Group	3,192,228	2,593
FKP Property Group	580,839	508
Goodman Group	4,201,140	2,790
GPT Group	1,224,047	3,675
ING Industrial Fund	1,712,687	919
ING Office Fund	1,795,143	1,018
Mirvac Group	2,253,189	2,820
Stockland	1,572,036	5,780
Westfield Group	1,524,678	14,926
Westfield Retail Trust*	1,522,082	3,999

		44,913

Austria - 0.3%
CA Immobilien Anlagen A.G.*	56,807	904
Conwert Immobilien Invest S.E.	53,525	770

		1,674

Belgium - 0.5%
Befimmo SCA Sicafi	11,125	912
Cofinimmo	8,775	1,144
Intervest Offices	4,604	144
Leasinvest Real Estate SCA	1,126	95
Warehouses De Pauw SCA	6,147	301
Wereldhave Belgium N.V.	1,399	128

		2,724

Brazil - 2.9%
Aliansce Shopping Centers S.A.	68,879	569
BR Malls Participacoes S.A.	199,196	2,052
BR Properties S.A.	91,256	998
Brookfield Incorporacoes S.A.	144,979	756
Camargo Correa Desenvolvimento Imobiliario S.A.	30,958	148
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	209,052	2,752
Gafisa S.A.	283,300	2,055
General Shopping Brasil S.A.*	17,004	134
Iguatemi Empresa de Shopping Centers S.A.	25,924	648
Inpar S.A.*	143,385	298
MRV Engenharia e Participacoes S.A.	158,865	1,494
Multiplan Empreendimentos Imobiliarios S.A.	32,846	730
PDG Realty S.A. Empreendimentos e Participacoes	724,982	4,437
Rodobens Negocios Imobiliarios S.A.	16,343	164

		17,235

Canada - 3.8%
Allied Properties Real Estate Investment Trust	27,680	600
Artis Real Estate Investment Trust	49,492	657
Boardwalk Real Estate Investment Trust	31,965	1,326
Brookfield Properties Corp.	247,648	4,373
Calloway Real Estate Investment Trust	64,363	1,513
Canadian Apartment Properties Real Estate Investment Trust	44,861	773
Canadian Real Estate Investment Trust	43,606	1,362
Chartwell Seniors Housing Real Estate Investment Trust	94,657	779
Cominar Real Estate Investment Trust	40,850	856
Crombie Real Estate Investment Trust	23,040	295
Dundee Real Estate Investment Trust	27,740	843
Extendicare Real Estate Investment Trust	51,978	480
First Capital Realty, Inc.	42,595	647
H&R Real Estate Investment Trust	94,921	1,855
InnVest Real Estate Investment Trust	58,108	394
Killam Properties, Inc.	29,304	308
Morguard Real Estate Investment Trust	28,156	417
Northern Property Real Estate Investment Trust	16,651	484
Primaris Retail Real Estate Investment Trust	44,836	881
RioCan Real Estate Investment Trust	166,641	3,687

		22,530

China - 1.5%
Agile Property Holdings Ltd.	915,979	1,346
Beijing North Star Co. Ltd., Class H	477,662	130
China Merchants Property Development Co. Ltd., Class B	165,808	315
China Vanke Co. Ltd., Class B	871,656	1,077
Country Garden Holdings Co.	2,192,444	839
Guangzhou R&F Properties Co. Ltd., Class H	634,602	907
KWG Property Holding Ltd.	760,595	578
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	180,703	151

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
China - 1.5% continued
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	338,631	$542
Shimao Property Holdings Ltd.	933,869	1,409
Shui On Land Ltd.	1,712,735	823
Soho China Ltd.	1,364,256	1,013

		9,130

Egypt - 0.1%
Six of October Development & Investment Co.*	23,636	438

Finland - 0.3%
Citycon OYJ	121,204	499
Sponda OYJ	181,889	944
Technopolis OYJ	41,998	229

		1,672

France - 3.5%
Affine S.A.	2,557	58
Fonciere Des Regions	16,025	1,552
Gecina S.A.	12,050	1,326
ICADE	13,504	1,379
Klepierre	62,522	2,258
Mercialys S.A.	30,332	1,140
Societe de la Tour Eiffel	3,623	281
Societe Immobiliere de Location pour I’Industrie et le Commerce	8,535	1,057
Unibail-Rodamco S.E.	60,222	11,930

		20,981

Germany - 0.6%
Alstria Office REIT A.G.	20,327	285
Colonia Real Estate A.G.*	20,277	151
Deutsche Euroshop A.G.	34,090	1,320
Deutsche Wohnen A.G. (Bearer)*	53,801	755
DIC Asset A.G.	18,449	205
GAGFAH S.A.	59,015	529
Patrizia Immobilien A.G.*	17,710	91
TAG Immobilien A.G.*	38,718	329

		3,665

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.	12,561	100
Lamda Development S.A.*	8,746	46

		146

Hong Kong - 12.8%
Champion REIT	1,618,846	955
China Overseas Land & Investment Ltd.	2,692,542	4,979
China Resources Land Ltd.	1,421,218	2,593
Hang Lung Properties Ltd.	1,472,452	6,886
Henderson Land Development Co. Ltd.	717,441	4,885
Hongkong Land Holdings Ltd.	1,113,618	8,079
Hopson Development Holdings Ltd.*	465,505	501
Hysan Development Co. Ltd.	520,239	2,449
Kerry Properties Ltd.	471,099	2,451
Link REIT (The)	1,463,199	4,546
New World China Land Ltd.	1,115,933	419
New World Development Ltd.	1,929,767	3,617
Poly Hong Kong Investment Ltd.	1,187,000	1,160
Shenzhen Investment Ltd.	1,756,443	612
Sino Land Co. Ltd.	1,611,948	3,009
Sun Hung Kai Properties Ltd.	1,268,808	21,033
Wharf Holdings Ltd.	907,289	6,972
Yuexiu Property Co. Ltd.*	4,561,400	1,220

		76,366

India - 0.8%
Anant Raj Industries Ltd.	79,423	190
Ansal Properties & Infrastructure Ltd.	55,952	75
DLF Ltd.	336,891	2,198
IVRCL Assets & Holdings Ltd.*	19,567	33
Mahindra Lifespace Developers Ltd.	13,883	120
Orbit Corp. Ltd.	52,818	95
Parsvnath Developers Ltd.*	78,164	102
Peninsula Land Ltd.	74,147	106
Prestige Estates Projects Ltd.*	44,000	169
Sunteck Realty Ltd.	12,307	151
Unitech Ltd.	1,243,942	1,837

		5,076

Indonesia - 0.4%
Alam Sutera Realty Tbk PT	3,611,640	118
Bakrieland Development Tbk PT	26,550,143	462
Ciputra Development Tbk PT*	7,366,790	286
Ciputra Surya Tbk PT*	530,000	40
Lippo Karawaci Tbk PT	10,690,031	807
Sentul City Tbk PT*	6,778,764	82
Summarecon Agung Tbk PT	3,391,500	410

		2,205

Israel - 0.1%
Azrieli Group*	23,077	650

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Italy - 0.1%
Beni Stabili S.p.A.	630,664	$533
Immobiliare Grande Distribuzione	76,883	150

		683

Japan - 9.1%
Aeon Mall Co. Ltd.	59,797	1,604
Japan Prime Realty Investment Corp.	465	1,432
Japan Real Estate Investment Corp.	323	3,349
Japan Retail Fund Investment Corp.	1,020	1,956
Kenedix Realty Investment Corp.	154	723
Mitsubishi Estate Co. Ltd.	687,318	12,738
Mitsui Fudosan Co. Ltd.	581,562	11,584
Mori Trust Sogo REIT, Inc.	53	519
Nippon Building Fund, Inc.	358	3,671
Nomura Real Estate Holdings, Inc.	50,300	915
Nomura Real Estate Office Fund, Inc.	199	1,436
NTT Urban Development Corp.	870	857
Orix JREIT, Inc.	166	1,079
Premier Investment Corp.	87	439
Sumitomo Realty & Development Co. Ltd.	314,425	7,501
Tokyo Tatemono Co. Ltd.	215,201	996
Tokyu Land Corp.	262,556	1,318
Tokyu REIT, Inc.	84	606
Top REIT, Inc.	101	679
United Urban Investment Corp.	792	1,013

		54,415

Malaysia - 0.6%
CapitaMalls Malaysia Trust*	676,000	246
Eastern & Oriental Bhd	548,500	210
Glomac Bhd	99,000	53
IGB Corp. Bhd.	745,309	503
IJM Land Bhd	219,250	203
KLCC Property Holdings Bhd.	311,448	338
Land & General Bhd.*	426,727	66
LBS Bina Group Bhd*	193,600	36
SP Setia Bhd.	665,511	1,284
Sunway City Bhd	124,700	176
Tebrau Teguh Bhd*	337,500	81
YNH Property Bhd.	270,686	149

		3,345

Mexico - 0.5%
Consorcio ARA S.A.B. de C.V.	654,517	405
Corporacion GEO S.A.B. de C.V., Series B*	270,834	993
Desarrolladora Homex S.A.B. de C.V.*	165,685	939
Sare Holding S.A.B. de C.V., Class B*	456,005	137
Urbi Desarrollos Urbanos S.A.B. de C.V.*	323,126	758

		3,232

Netherlands - 1.4%
Corio N.V.	60,057	3,858
Eurocommercial Properties N.V.-CVA	26,551	1,223
Nieuwe Steen Investments Funds N.V.	28,671	574
Vastned Offices/Industrial N.V.	12,478	210
Vastned Retail N.V.	12,259	852
Wereldhave N.V.	14,126	1,380

		8,097

New Zealand - 0.1%
Kiwi Income Property Trust	655,128	510

Norway - 0.1%
Norwegian Property ASA*	327,992	582

Philippines - 0.5%
Ayala Land, Inc.	3,403,351	1,278
Filinvest Land, Inc.	6,415,989	192
Megaworld Corp.	6,836,101	387
Robinsons Land Corp.	726,275	270
SM Prime Holdings, Inc.	2,755,003	715
Vista Land & Lifescapes, Inc.	2,255,661	163

		3,005

Poland - 0.1%
Globe Trade Centre S.A.*	72,514	601
LC Corp. S.A.*	144,505	73

		674

Singapore - 4.5%
Allgreen Properties Ltd.	526,562	484
Ascendas Real Estate Investment Trust	1,234,753	1,991
CapitaCommercial Trust	1,395,014	1,632
CapitaLand Ltd.	2,092,915	6,074
CapitaMall Trust	1,562,715	2,374
CapitaMalls Asia Ltd.	1,025,000	1,549
CDL Hospitality Trusts	476,610	772
City Developments Ltd.	450,000	4,403
Global Logistic Properties Ltd.*	1,192,793	2,007
Keppel Land Ltd.	478,027	1,788
Mapletree Logistics Trust	1,204,722	906
Singapore Land Ltd.	108,756	629
Suntec Real Estate Investment Trust	1,215,291	1,421

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Singapore - 4.5% continued
Wing Tai Holdings Ltd.	397,380	$523
Yanlord Land Group Ltd.	379,000	496

		27,049

South Africa - 1.4%
Emira Property Fund	253,775	532
Fountainhead Property Trust	664,462	706
Growthpoint Properties Ltd.	1,038,915	2,889
Hyprop Investments Ltd.	82,658	715
Pangbourne Properties Ltd.	293,649	878
Redefine Properties Ltd.	1,786,262	2,161
SA Corporate Real Estate Fund	1,403,811	675

		8,556

Spain - 0.0%
Inmobiliaria Colonial S.A.*	2,269,862	169

Sweden - 1.0%
Castellum AB	113,351	1,553
Fabege AB	105,698	1,234
Hufvudstaden AB, Class A	97,788	1,143
Klovern AB	79,351	401
Kungsleden AB	89,914	822
Wihlborgs Fastigheter AB	24,645	715

		5,868

Switzerland - 0.9%
Allreal Holding A.G. (Registered)	4,582	668
PSP Swiss Property A.G. (Registered)*	30,548	2,451
Swiss Prime Site A.G. (Registered)*	26,925	2,009
Zueblin Immobilien Holding A.G. (Registered)*	28,699	114

		5,242

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	96,539	144

Thailand - 0.5%
Amata Corp. PCL (Registered)	204,186	98
Amata Corp. PCL NVDR	7,171	3
Asian Property Development PCL
(Registered)	439,399	88
Asian Property Development PCL NVDR	22,337	4
Central Pattana PCL (Registered)	401,563	356
Central Pattana PCL NVDR	19,942	18
Land and Houses PCL	4,769,900	1,019
Land and Houses PCL NVDR	172,603	37
LPN Development PCL (Registered)	947,603	280
LPN Development PCL NVDR	1,801	1
Property Perfect PCL (Registered)	487,301	67
Property Perfect PCL NVDR	56,627	8
Pruksa Real Estate PCL (Registered)	3,200	2
Pruksa Real Estate PCL NVDR	432,500	265
Quality Houses PCL (Registered)	1,437,210	100
Quality Houses PCL NVDR	257,265	18
SC Asset Corp. PCL (Registered)	91,400	50
SC Asset Corp. PCL NVDR	689	—
Supalai PCL (Registered)	1,117,656	382

		2,796

Turkey - 0.0%
Alarko Gayrimenkul Yatirim Ortakligi A.S.*	3,482	37
Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*	32,331	36
Is Gayrimenkul Yatirim Ortakligi A.S.	121,483	139

		212

United Arab Emirates - 0.4%
Aldar Properties PJSC	679,201	421
Emaar Properties PJSC*	1,971,883	1,905

		2,326

United Kingdom - 4.6%
A&J Mucklow Group PLC	16,075	73
Big Yellow Group PLC	87,061	476
British Land Co. PLC	583,906	4,780
Capital & Counties Properties PLC	412,082	969
Capital Shopping Centres Group PLC	456,207	2,973
CLS Holdings PLC*	15,085	126
Daejan Holdings PLC	3,274	135
Derwent London PLC	66,362	1,616
Development Securities PLC	81,259	285
Grainger PLC	206,714	341
Great Portland Estates PLC	205,458	1,156
Hammerson PLC	466,897	3,040
Helical Bar PLC	70,828	315
Invista Foundation Property Trust Ltd.	235,064	143
Land Securities Group PLC	498,476	5,244
London & Stamford Property PLC	360,823	737
Minerva PLC*	105,170	130
Primary Health Properties PLC	41,585	217
Quintain Estates & Development PLC*	344,814	226
Safestore Holdings PLC	94,162	191
Segro PLC	484,409	2,165

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United Kingdom - 4.6% continued
Shaftesbury PLC	149,269	$1,043
St. Modwen Properties PLC	100,272	258
Unite Group PLC*	105,804	320
Workspace Group PLC	752,018	276

		27,235

United States - 35.8%
Acadia Realty Trust	26,544	484
Agree Realty Corp.	6,393	167
Alexander’s, Inc.	1,357	559
Alexandria Real Estate Equities, Inc.	36,429	2,669
AMB Property Corp.	110,802	3,514
American Campus Communities, Inc.	43,955	1,396
Apartment Investment & Management Co., Class A	77,002	1,990
Ashford Hospitality Trust, Inc.*	33,970	328
Associated Estates Realty Corp.	27,187	416
AvalonBay Communities, Inc.	56,120	6,316
BioMed Realty Trust, Inc.	86,278	1,609
Boston Properties, Inc.	92,461	7,961
Brandywine Realty Trust	88,684	1,033
BRE Properties, Inc.	41,971	1,826
Camden Property Trust	45,249	2,443
Campus Crest Communities, Inc.	20,602	289
CapLease, Inc.	36,769	214
CBL & Associates Properties, Inc.	90,890	1,591
Cedar Shopping Centers, Inc.	41,154	259
Cogdell Spencer, Inc.	32,935	191
Colonial Properties Trust	51,172	924
CommonWealth REIT	47,530	1,212
CommonWealth REIT - (Fractional Shares)*	75,000	—
Corporate Office Properties Trust	44,067	1,540
Corrections Corp. of America*	73,404	1,839
Cousins Properties, Inc.	67,333	562
DCT Industrial Trust, Inc.	143,201	760
Developers Diversified Realty Corp.	168,969	2,381
DiamondRock Hospitality Co.*	101,564	1,219
Digital Realty Trust, Inc.	59,620	3,073
Douglas Emmett, Inc.	60,434	1,003
Duke Realty Corp.	165,708	2,065
DuPont Fabros Technology, Inc.	39,099	832
EastGroup Properties, Inc.	17,724	750
Education Realty Trust, Inc.	38,216	297
Entertainment Properties Trust	30,702	1,420
Equity Lifestyle Properties, Inc.	20,147	1,127
Equity One, Inc.	30,955	563
Equity Residential	185,907	9,658
Essex Property Trust, Inc.	20,651	2,359
Extra Space Storage, Inc.	57,284	997
Federal Realty Investment Trust	40,203	3,133
FelCor Lodging Trust, Inc.*	63,531	447
First Industrial Realty Trust, Inc.*	41,043	360
First Potomac Realty Trust	32,945	554
Forest City Enterprises, Inc., Class A*	89,403	1,492
Franklin Street Properties Corp.	52,520	748
General Growth Properties, Inc.	309,011	4,783
Getty Realty Corp.	14,789	463
Glimcher Realty Trust	55,619	467
Government Properties Income Trust	20,256	543
HCP, Inc.	213,288	7,847
Health Care REIT, Inc.	96,744	4,609
Healthcare Realty Trust, Inc.	42,282	895
Hersha Hospitality Trust	111,869	738
Highwoods Properties, Inc.	47,193	1,503
Home Properties, Inc.	24,718	1,372
Hospitality Properties Trust	81,403	1,876
Host Hotels & Resorts, Inc.	439,211	7,849
Inland Real Estate Corp.	57,443	505
Investors Real Estate Trust	51,978	466
Kilroy Realty Corp.	34,438	1,256
Kimco Realty Corp.	267,676	4,829
Kite Realty Group Trust	40,638	220
LaSalle Hotel Properties	48,140	1,271
Lexington Realty Trust	88,416	703
Liberty Property Trust	75,349	2,405
LTC Properties, Inc.	15,873	446
Macerich (The) Co.	85,793	4,064
Mack-Cali Realty Corp.	52,225	1,727
Medical Properties Trust, Inc.	73,602	797
Mid-America Apartment Communities, Inc.	22,574	1,433
National Health Investors, Inc.	18,397	828
National Healthcare Corp.	6,898	319
National Retail Properties, Inc.	54,916	1,455
Nationwide Health Properties, Inc.	83,323	3,031
Omega Healthcare Investors, Inc.	65,021	1,459
Orient-Express Hotels Ltd., Class A*	66,884	869
Parkway Properties, Inc.	14,446	253
Pennsylvania Real Estate Investment Trust	36,241	527

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United States - 35.8% continued
Piedmont Office Realty Trust, Inc., Class A	43,957	$885
Post Properties, Inc.	32,130	1,166
ProLogis	375,312	5,419
PS Business Parks, Inc.	12,003	669
Public Storage	84,192	8,539
Ramco-Gershenson Properties Trust	25,357	316
Realty Income Corp.	77,295	2,643
Regency Centers Corp.	53,777	2,272
Saul Centers, Inc.	9,205	436
Senior Housing Properties Trust	83,792	1,838
Simon Property Group, Inc.	193,228	19,224
SL Green Realty Corp.	51,333	3,465
Sovran Self Storage, Inc.	18,070	665
Strategic Hotels & Resorts, Inc.*	99,410	526
Sun Communities, Inc.	12,732	424
Sunstone Hotel Investors, Inc.*	77,290	798
Tanger Factory Outlet Centers, Inc.	26,491	1,356
Taubman Centers, Inc.	26,963	1,361
TravelCenters of America LLC - (Fractional Shares)*	50,000	—
UDR, Inc.	119,974	2,822
Universal Health Realty Income Trust	8,218	300
Urstadt Biddle Properties, Inc., Class A	13,639	265
U-Store-It Trust	63,151	602
Ventas, Inc.	103,200	5,416
Vornado Realty Trust	120,017	10,001
Washington Real Estate Investment Trust	42,284	1,310
Weingarten Realty Investors	78,920	1,875
Winthrop Realty Trust	13,752	176

		213,147

Total Common Stocks (Cost $509,228) (1)		576,692

INVESTMENT COMPANIES - 0.9%
F&C Commercial Property Trust Ltd.	177,485	292
ING UK Real Estate Income Trust Ltd.	234,147	195
IRP Property Investments Ltd.	63,249	81
ISIS Property Ltd.	44,449	73
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	3,371,774	3,372
ProLogis European Properties*	93,229	600
Standard Life Investment Property Income Trust PLC	89,947	91
UK Commercial Property Trust Ltd.	246,139	316

Total Investment Companies (Cost $5,123) (1)		5,020

Total Investments - 97.6% (Cost $514,351)		581,712

Other Assets less Liabilities - 2.4%		14,432

NET ASSETS - 100.0%		$596,144

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,389,000 with net purchases of approximately $1,983,000 during the nine months ended December 31, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$588,486

Gross tax appreciation of investments	$66,347
Gross tax depreciation of investments	(73,121)

Net tax depreciation of investments	$(6,774)

At December 31, 2010, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Commercial Services & Supplies	0.3%
Hotels Restaurants & Leisure	0.2
Household Durables	2.7
Healthcare Providers & Services	0.1
Real Estate	4.3
Real Estate Investment Trusts	58.1
Real Estate Management/Development	34.3

Total	100.0%

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

At December 31, 2010, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS(LOSSES) (000S)
Euro Stoxx 50 (Euro)	62	$2,315	Long	3/11	$(49)
Hang Seng Index (Hong Kong Dollar)	17	2,518	Long	1/11	54
Nikkei 225 (Japanese Yen)	4	251	Long	3/11	— (1)
SPI 200 (Australian Dollar)	17	2,055	Long	3/11	(19)
S&P MidCap 400 E-Mini (U.S. Dollar)	101	9,144	Long	3/11	141
TOPIX Index (Japanese Yen)	9	993	Long	3/11	19
Yen Nikkei (Japanese Yen)	4	251	Long	3/11	(2)

Total					$144

(1)	Amount rounds to less than one thousand.

At December 31, 2010, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	38.0%
Hong Kong Dollar	13.0
Japanese Yen	9.0
Australian Dollar	8.0
Euro	7.0
British Pound	5.0
Singapore Dollar	5.0
All other currencies less than 5%	15.0

Total	100.0%

At December 31, 2010, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	610	United States Dollar	600	3/16/11	$(18)
Australian Dollar	304	United States Dollar	300	3/16/11	(8)
British Pound	129	United States Dollar	200	3/16/11	(2)
Canadian Dollar	153	United States Dollar	150	3/16/11	(4)
Euro	2,554	United States Dollar	3,372	3/16/11	(40)
Euro	229	United States Dollar	300	3/16/11	(6)
Hong Kong Dollar	5,439	United States Dollar	700	3/16/11	— (1)
Hong Kong Dollar	3,885	United States Dollar	500	3/16/11	— (1)
Japanese Yen	33,462	United States Dollar	400	3/16/11	(12)
United States Dollar	1,345	Australian Dollar	1,385	3/16/11	58
United States Dollar	225	British Pound	143	3/16/11	(2)
United States Dollar	275	Euro	208	3/16/11	3
United States Dollar	1,767	Hong Kong Dollar	13,729	3/16/11	— (1)
United States Dollar	345	Hong Kong Dollar	2,682	3/16/11	— (1)
United States Dollar	915	Japanese Yen	76,508	3/16/11	28
United States Dollar	320	Japanese Yen	26,817	3/16/11	11
United States Dollar	21	Swiss Franc	21	3/16/11	1

Total					$9

(1)	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). For foreign securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2010, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	DECEMBER 31, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$16,205	$—	$—	$16,205
Financials	237,780	320,548	—	558,328
Health Care	319	—	—	319
Industrials	1,840	—	—	1,840
Investment Companies	3,372	1,648	—	5,020

Total Investments	$259,516	$322,196	$—	$581,712

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$214	$—	$—	$214
Forward Foreign Currency Exchange Contracts	—	101	—	101
Liabilities
Futures Contracts	(70)	—	—	(70)
Forward Foreign Currency Exchange Contracts	—	(92)	—	(92)

Total Other Financial Instruments	$144	$9	$—	$153

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Australia - 4.5%
AGL Energy Ltd.	3,261	$51
Alumina Ltd.	18,073	46
Amcor Ltd.	8,838	61
AMP Ltd.	15,035	81
Australia & New Zealand Banking Group Ltd.	19,343	461
Bendigo and Adelaide Bank Ltd.	2,609	27
Billabong International Ltd.	1,561	13
BlueScope Steel Ltd.	13,501	31
Boral Ltd.	5,213	26
Brambles Ltd.	10,305	75
CFS Retail Property Trust	18,191	33
Coca-Cola Amatil Ltd.	4,093	45
Commonwealth Bank of Australia	11,685	606
CSL Ltd.	4,166	154
CSR Ltd.	12,009	21
Dexus Property Group	34,922	28
Fortescue Metals Group Ltd.*	9,019	60
GPT Group	12,776	38
Insurance Australia Group Ltd.	15,077	60
MacArthur Coal Ltd.	1,568	20
Mirvac Group	23,664	30
National Australia Bank Ltd.	16,156	391
Newcrest Mining Ltd.	5,814	240
OneSteel Ltd.	9,639	25
Orica Ltd.	2,619	67
Origin Energy Ltd.	6,903	117
OZ Minerals Ltd.	22,617	40
Santos Ltd.	6,043	81
Sims Metal Management Ltd.	1,184	26
SP AusNet	12,257	11
Stockland	17,279	64
Suncorp Group Ltd.*	10,065	89
Transurban Group	10,491	55
Westpac Banking Corp.	22,567	512
Woolworths Ltd.	9,384	259
WorleyParsons Ltd.	1,388	38

		3,982

Austria - 0.2%
Erste Group Bank A.G.	1,370	64
OMV A.G.	1,087	45
Telekom Austria A.G.	2,544	36
Verbund A.G.	553	21
Voestalpine A.G.	795	38

		204

Belgium - 0.3%
Colruyt S.A.	545	28
Delhaize Group S.A.	731	54
Dexia S.A.*	4,303	15
KBC Groep N.V.*	1,168	40
Solvay S.A., Class A	430	46
Umicore	827	43

		226

Canada - 5.9%
Agnico-Eagle Mines Ltd.	1,278	98
Agrium, Inc.	1,190	110
ARC Energy Trust	1,154	30
Athabasca Oil Sands Corp.*	1,682	26
Bank of Nova Scotia	7,718	443
BCE, Inc.	1,849	66
Bombardier, Inc., Class B	10,442	53
Canadian National Railway Co.	3,548	237
Canadian Oil Sands Trust	1,700	45
Canadian Pacific Railway Ltd.	1,258	82
Canadian Tire Corp. Ltd., Class A	629	43
Canadian Utilities Ltd., Class A	596	33
Cenovus Energy, Inc.	5,732	192
CGI Group, Inc., Class A*	1,800	31
Crescent Point Energy Corp.	1,766	79
Empire Co. Ltd., Class A	200	11
Enbridge, Inc.	2,755	156
Finning International, Inc.	1,218	33
Gildan Activewear, Inc.*	813	23
Inmet Mining Corp.	358	28
Kinross Gold Corp.	8,543	162
Loblaw Cos. Ltd.	772	31
Metro, Inc., Class A	774	35
Nexen, Inc.	4,092	94
Open Text Corp.*	400	18
Pacific Rubiales Energy Corp.	1,914	65
Penn West Energy Trust	3,514	84
Potash Corp. of Saskatchewan, Inc.	2,265	352
Research In Motion Ltd.*	3,700	216
Rogers Communications, Inc., Class B	3,305	115
Royal Bank of Canada	10,707	563
Saputo, Inc.	1,114	44

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Canada - 5.9% continued
Suncor Energy, Inc.	11,747	$452
Talisman Energy, Inc.	7,777	173
Teck Resources Ltd., Class B	4,444	276
Tim Hortons, Inc.	1,300	54
Toronto-Dominion Bank (The)	6,545	489
TransAlta Corp.	1,543	33
Valeant Pharmaceuticals International, Inc.	2,100	60
Viterra, Inc.*	2,817	26
Yamana Gold, Inc.	5,408	69
Yellow Media, Inc.	3,700	23

		5,253

Denmark - 0.6%
Danske Bank A/S*	3,481	89
DSV A/S	1,495	33
Novo Nordisk A/S, Class B	3,154	355
Novozymes A/S, Class B	334	46
Vestas Wind Systems A/S*	1,476	47

		570

Finland - 0.6%
Kesko OYJ, Class B	482	22
Metso OYJ	926	52
Neste Oil OYJ	958	15
Nokia OYJ	28,399	294
Outokumpu OYJ	925	17
Rautaruukki OYJ	718	17
Sanoma OYJ	586	13
Stora Enso OYJ (Registered)	4,215	43
UPM-Kymmene OYJ	3,766	67

		540

France - 3.3%
Air Liquide S.A.	2,153	272
Bouygues S.A.	1,828	79
Bureau Veritas S.A.	354	27
Carrefour S.A.	4,543	187
Casino Guichard Perrachon S.A.	400	39
Christian Dior S.A.	462	66
Cie de Saint-Gobain	3,049	157
Cie Generale de Geophysique-Veritas*	1,041	32
CNP Assurances	1,085	20
Danone	4,427	278
France Telecom S.A.	14,020	293
Imerys S.A.	274	18
Lagardere S.C.A.	854	35
L’Oreal S.A.	1,811	201
LVMH Moet Hennessy Louis Vuitton S.A.	1,855	305
Peugeot S.A.*	1,100	42
Renault S.A.*	1,493	87
Schneider Electric S.A.	1,848	277
Societe BIC S.A.	190	16
Suez Environnement S.A.	1,956	41
Technip S.A.	712	66
Unibail-Rodamco S.E.	700	139
Veolia Environnement S.A.	2,736	80
Vinci S.A.	3,399	185

		2,942

Germany - 2.7%
Adidas A.G.	1,610	105
BASF S.E.	6,939	553
Bayerische Motoren Werke A.G.	2,512	197
Beiersdorf A.G.	783	43
Commerzbank A.G.*	5,133	38
Continental A.G.*	362	29
Deutsche Boerse A.G.	1,486	103
Deutsche Lufthansa A.G. (Registered)*	1,656	36
Deutsche Post A.G. (Registered)	6,522	111
Fraport A.G. Frankfurt Airport Services Worldwide	258	16
HeidelbergCement A.G.	1,019	64
Henkel A.G. & Co. KGaA	942	49
Hochtief A.G.*	328	26
K+S A.G.	1,112	84
Linde A.G.	1,292	196
Merck KGaA	467	37
Metro A.G.	940	68
Muenchener Rueckversicherungs A.G. (Registered)	1,425	216
Puma A.G. Rudolf Dassler Sport	38	13
Salzgitter A.G.	304	23
SAP A.G.	6,499	331
Suedzucker A.G.	476	13
Wacker Chemie A.G.	114	20

		2,371

Greece - 0.1%
Alpha Bank A.E.*	3,684	19
Coca Cola Hellenic Bottling Co. S.A.	1,327	35
National Bank of Greece S.A.*	6,933	56

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Greece - 0.1% continued
Public Power Corp. S.A.	988	$14

		124

Hong Kong - 0.9%
Cathay Pacific Airways Ltd.	9,000	25
Cheung Kong Infrastructure Holdings Ltd.	3,000	14
CLP Holdings Ltd.	15,099	122
Esprit Holdings Ltd.	8,400	40
Hang Seng Bank Ltd.	5,878	96
Hong Kong & China Gas Co. Ltd.	31,469	74
Hong Kong Exchanges and Clearing Ltd.	7,700	174
Hongkong Electric Holdings Ltd.	10,258	65
Li & Fung Ltd.	18,000	104
Mongolia Energy Corp. Ltd.*	22,000	7
MTR Corp.	10,096	37

		758

Ireland - 0.8%
Accenture PLC, Class A	4,800	233
CRH PLC	5,396	112
Experian PLC	7,976	99
Ingersoll-Rand PLC	2,380	112
Kerry Group PLC, Class A	981	33
Shire PLC	4,303	104
XL Group PLC	2,500	54

		747

Israel - 0.3%
Bank Hapoalim BM*	7,160	37
Bank Leumi Le-Israel BM	8,527	44
Bezeq The Israeli Telecommunication Corp. Ltd.	12,576	38
Cellcom Israel Ltd.	359	12
Delek Group Ltd.	29	7
Israel Chemicals Ltd.	3,223	55
Israel Discount Bank Ltd., Class A*	7,421	17
Mizrahi Tefahot Bank Ltd.	876	10

		220

Italy - 1.7%
A2A S.p.A.	8,006	11
Assicurazioni Generali S.p.A.	8,916	169
Atlantia S.p.A.	1,712	35
Autogrill S.p.A.*	824	12
Enel Green Power SpA*	12,393	26
ENI S.p.A.	19,660	430
Intesa Sanpaolo S.p.A.	58,239	158
Intesa Sanpaolo S.p.A. (RSP)	6,790	16
Parmalat S.p.A.	12,495	34
Pirelli & C S.p.A	1,700	14
Saipem S.p.A.	2,081	103
Snam Rete Gas S.p.A.	10,337	51
Telecom Italia S.p.A.	71,991	93
Tenaris S.A.	3,719	91
Terna Rete Elettrica Nazionale S.p.A	9,389	40
UniCredit S.p.A.	101,782	210

		1,493

Japan - 11.1%
Aeon Co. Ltd.	4,600	58
Aeon Mall Co. Ltd.	600	16
Air Water, Inc.	1,000	13
Aisin Seiki Co. Ltd.	1,400	49
Ajinomoto Co., Inc.	5,000	52
Asahi Glass Co. Ltd.	8,000	93
Asahi Kasei Corp.	10,000	65
Asics Corp.	1,000	13
Astellas Pharma, Inc.	3,400	130
Benesse Holdings, Inc.	500	23
Brother Industries Ltd.	1,700	25
Canon Marketing Japan, Inc.	400	6
Canon, Inc.	8,600	441
Casio Computer Co. Ltd.	1,700	14
Central Japan Railway Co.	11	92
Chugai Pharmaceutical Co. Ltd.	1,610	30
Chugoku Electric Power (The) Co., Inc.	2,200	45
Cosmo Oil Co. Ltd.	4,000	13
Dai Nippon Printing Co. Ltd.	4,000	54
Daicel Chemical Industries Ltd.	2,000	15
Daido Steel Co. Ltd.	2,000	12
Daikin Industries Ltd.	1,700	60
Daiwa House Industry Co. Ltd.	4,000	49
Daiwa Securities Group, Inc.	12,000	62
Denki Kagaku Kogyo K.K.	3,000	14
Denso Corp.	3,700	128
Dowa Holdings Co. Ltd.	2,000	13
East Japan Railway Co.	2,600	169
Electric Power Development Co. Ltd.	800	25
FamilyMart Co. Ltd.	500	19
FANUC CORP.	1,400	215
Fast Retailing Co. Ltd.	400	64
Fuji Electric Holdings Co. Ltd.	4,000	12

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Japan - 11.1% continued
FUJIFILM Holdings Corp.	3,600	$130
Fujitsu Ltd.	14,000	97
Hitachi Construction Machinery Co. Ltd.	700	17
Hitachi Metals Ltd.	1,000	12
Hokkaido Electric Power Co., Inc.	1,300	27
Hokuriku Electric Power Co.	1,300	32
Honda Motor Co. Ltd.	12,300	486
Ibiden Co. Ltd.	1,000	31
Idemitsu Kosan Co. Ltd.	100	11
Inpex Corp.	16	94
Isetan Mitsukoshi Holdings Ltd.	2,700	31
Ito En Ltd.	400	7
Japan Petroleum Exploration Co.	200	8
JS Group Corp.	1,800	40
JSR Corp.	1,300	24
JTEKT Corp.	1,900	22
Kaneka Corp.	2,000	14
Kansai Paint Co. Ltd.	1,000	10
Kao Corp.	4,100	110
Kawasaki Kisen Kaisha Ltd.	5,000	22
KDDI Corp.	22	127
Keikyu Corp	4,000	35
Keio Corp.	4,000	27
Kikkoman Corp.	1,000	11
Komatsu Ltd.	7,200	218
Konica Minolta Holdings, Inc.	3,500	36
Kubota Corp.	9,000	85
Kuraray Co. Ltd.	2,500	36
Kyocera Corp.	1,200	122
Lawson, Inc.	400	20
Makita Corp.	800	33
Marui Group Co. Ltd.	1,600	13
Mazda Motor Corp.	12,000	34
Minebea Co. Ltd.	3,000	19
Mitsubishi Chemical Holdings Corp.	10,000	68
Mitsubishi Electric Corp.	15,000	157
Mitsubishi Gas Chemical Co., Inc.	3,000	21
Mitsubishi UFJ Financial Group, Inc.	96,000	519
Mitsui Chemicals, Inc.	6,000	21
Mitsui Fudosan Co. Ltd.	6,000	119
Mitsui Mining & Smelting Co. Ltd.	4,000	13
Mitsui O.S.K. Lines Ltd.	9,000	61
Mizuho Financial Group, Inc.	154,633	291
Mizuho Trust & Banking Co. Ltd.*	11,000	11
NGK Insulators Ltd.	2,000	33
Nidec Corp.	800	81
Nikon Corp.	2,300	47
Nintendo Co. Ltd.	700	205
Nippon Meat Packers, Inc.	2,000	26
Nippon Steel Corp.	39,000	140
Nissan Motor Co. Ltd.	18,800	179
Nisshin Seifun Group, Inc.	1,500	19
Nisshin Steel Co. Ltd.	6,000	13
Nissin Foods Holdings Co. Ltd.	500	18
Nitto Denko Corp.	1,200	56
Nomura Holdings, Inc.	26,800	170
NSK Ltd.	3,000	27
NTN Corp.	3,000	16
NTT Data Corp.	9	31
NTT DoCoMo, Inc.	115	201
Odakyu Electric Railway Co. Ltd.	5,000	47
Olympus Corp.	1,700	51
Omron Corp.	1,500	40
Osaka Gas Co. Ltd.	14,000	54
Otsuka Corp.	100	7
Panasonic Corp.	14,900	210
Ricoh Co. Ltd.	5,000	73
Rinnai Corp.	300	18
Rohm Co. Ltd.	700	46
Santen Pharmaceutical Co. Ltd.	500	17
Secom Co. Ltd.	1,700	80
Sekisui Chemical Co. Ltd.	3,000	22
Sekisui House Ltd.	5,000	50
Seven & I Holdings Co. Ltd.	5,700	152
Sharp Corp.	8,000	82
Shikoku Electric Power Co., Inc.	1,300	38
Shimizu Corp.	4,000	17
Shin-Etsu Chemical Co. Ltd.	3,100	168
Shinsei Bank Ltd.*	5,000	7
Shiseido Co. Ltd.	2,600	57
Shizuoka Bank (The) Ltd.	5,000	46
Showa Shell Sekiyu K.K.	1,400	13
Softbank Corp.	6,100	211
Sony Corp.	7,600	274
Sumitomo Chemical Co. Ltd.	12,000	59
Sumitomo Electric Industries Ltd.	5,500	76
Sumitomo Metal Industries Ltd.	27,000	66
Sumitomo Metal Mining Co. Ltd.	4,000	70

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Japan - 11.1% continued
Sumitomo Rubber Industries Ltd.	1,200	$13
Sumitomo Trust & Banking (The) Co. Ltd.	11,000	69
T&D Holdings, Inc.	2,100	53
Taiyo Nippon Sanso Corp.	2,000	18
Takashimaya Co. Ltd.	2,000	17
Takeda Pharmaceutical Co. Ltd.	5,600	275
TDK Corp.	900	63
Teijin Ltd.	7,000	30
Tobu Railway Co. Ltd.	6,000	34
Toho Gas Co. Ltd.	3,000	15
Tokuyama Corp.	2,000	10
Tokyo Gas Co. Ltd.	19,000	84
Tokyu Corp.	8,000	37
TonenGeneral Sekiyu K.K.	2,000	22
Toppan Printing Co. Ltd.	4,000	37
Toray Industries, Inc.	12,000	72
Tosoh Corp.	4,000	13
TOTO Ltd.	2,000	14
Toyo Seikan Kaisha Ltd.	1,100	21
Toyoda Gosei Co. Ltd.	500	12
Toyota Boshoku Corp.	500	9
Toyota Industries Corp.	1,300	40
Tsumura & Co.	400	13
Ube Industries Ltd.	8,000	24
UNY Co. Ltd.	1,400	14
Ushio, Inc.	800	15
Yakult Honsha Co. Ltd.	700	20
Yamaha Corp.	1,100	14
Yamaha Motor Co. Ltd.*	2,000	33
Yamato Holdings Co. Ltd.	2,900	41
Yamato Kogyo Co. Ltd.	400	12
Yokogawa Electric Corp.	1,600	13

		9,881

Netherlands - 1.7%
Akzo Nobel N.V.	1,785	111
ASML Holding N.V.	3,324	129
Fugro N.V. - CVA	482	40
ING Groep N.V. - CVA*	28,908	282
Koninklijke Ahold N.V.	9,110	120
Koninklijke DSM N.V.	1,115	64
Koninklijke Philips Electronics N.V.	7,493	229
Randstad Holding N.V.*	798	42
TNT N.V.	2,940	78
Unilever N.V. - CVA	12,284	382
Wolters Kluwer N.V.	2,149	47

		1,524

New Zealand - 0.1%
Auckland International Airport Ltd.	6,444	11
Contact Energy Ltd.*	2,010	10
Fletcher Building Ltd.	4,733	28

		49

Norway - 0.5%
Aker Solutions ASA	1,190	20
DnB NOR ASA	7,547	106
Norsk Hydro ASA	6,467	47
Orkla ASA	5,597	55
Telenor ASA	6,422	104
Yara International ASA	1,375	80

		412

Portugal - 0.2%
Banco Comercial Portugues S.A. (Registered)	20,286	16
Banco Espirito Santo S.A. (Registered)	3,792	15
Brisa Auto-Estradas de Portugal S.A.	1,252	9
Cimpor Cimentos de Portugal SGPS S.A.	1,631	11
EDP - Energias de Portugal S.A.	14,863	49
Galp Energia SGPS S.A., Class B	1,674	32
Jeronimo Martins SGPS S.A.	1,773	27
Portugal Telecom, SGPS, S.A. (Registered)	4,212	47

		206

Singapore - 0.1%
SembCorp Industries Ltd.	7,000	28
Singapore Exchange Ltd.	7,000	46

		74

Spain - 2.1%
Abertis Infraestructuras S.A.	2,118	38
Acciona S.A.	196	14
Acerinox S.A.	704	12
ACS Actividades de Construccion y Servicios S.A.	1,021	48
Banco Bilbao Vizcaya Argentaria S.A.	32,254	326
Banco de Sabadell S.A.	8,508	34
Banco Santander S.A.	61,973	659
Bankinter S.A.	2,053	11
EDP Renovaveis S.A.*	1,604	9
Enagas	1,294	26
Ferrovial S.A.	3,187	32

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Spain - 2.1% continued
Fomento de Construcciones y Contratas S.A.	275	$7
Gas Natural SDG S.A.	2,679	42
Gestevision Telecinco S.A.	1,494	16
Iberdrola Renovables S.A.	6,180	22
Iberdrola S.A.	30,770	237
Iberia Lineas Aereas de Espana S.A.*	3,434	15
Inditex S.A.	1,660	124
Indra Sistemas S.A.	645	11
Red Electrica Corp. S.A.	784	37
Repsol YPF S.A.	5,615	157
Zardoya Otis S.A.	1,012	14

		1,891

Sweden - 2.0%
Alfa Laval AB	2,521	53
Assa Abloy AB, Class B	2,257	64
Boliden AB	1,964	40
Hennes & Mauritz AB, Class B	7,755	258
Holmen AB, Class B	383	13
Modern Times Group AB, Class B	365	24
Nordea Bank AB	24,470	266
Sandvik AB	7,808	152
Scania AB, Class B	2,323	53
Skandinaviska Enskilda Banken AB, Class A	10,899	91
Skanska AB, Class B	2,891	57
SKF AB, Class B	3,046	88
SSAB AB, Class A	1,306	22
Svenska Cellulosa AB, Class B	4,155	66
Svenska Handelsbanken AB, Class A	3,752	120
Swedbank AB, Class A*	5,173	72
TeliaSonera AB	17,104	136
Volvo AB, Class B*	10,579	188

		1,763

Switzerland - 3.6%
Adecco S.A. (Registered)	888	58
Aryzta A.G.*	611	28
Compagnie Financiere Richemont S.A.,
Class A (Bearer)	3,975	234
Garmin Ltd.	900	28
Geberit A.G. (Registered)	280	65
Givaudan S.A. (Registered)	60	65
Holcim Ltd. (Registered)	1,901	144
Lindt & Spruengli A.G. (Participation Certificate)	6	18
Lindt & Spruengli A.G. (Registered)	1	32
Noble Corp.	1,900	68
Novartis A.G. (Registered)	15,898	936
Roche Holding A.G. (Genusschein)	5,302	777
STMicroelectronics N.V.	4,602	48
Swiss Reinsurance Co. Ltd. (Registered)	2,687	146
Swisscom A.G. (Registered)	181	80
Syngenta A.G. (Registered)	721	211
Tyco International Ltd.	3,700	153
Weatherford International Ltd.*	5,700	130

		3,221

United Kingdom - 9.1%
Aggreko PLC	1,875	43
AMEC PLC	2,382	43
Antofagasta PLC	2,853	72
Associated British Foods PLC	2,575	47
Balfour Beatty PLC	5,287	26
BG Group PLC	25,531	517
British Airways PLC*	4,242	18
British Land Co. PLC	6,390	52
Bunzl PLC	2,348	26
Burberry Group PLC	3,139	55
Cairn Energy Plc*	10,124	66
Capita Group (The) PLC	4,454	48
Capital Shopping Centres Group PLC	3,369	22
Compass Group PLC	14,430	131
GlaxoSmithKline PLC	39,146	760
Home Retail Group PLC	6,566	19
HSBC Holdings PLC	132,525	1,350
International Power PLC	11,842	81
Invensys PLC	5,883	33
J. Sainsbury PLC	8,750	51
Johnson Matthey PLC	1,553	49
Kingfisher PLC	18,346	75
Land Securities Group PLC	5,578	59
Lonmin PLC*	1,172	36
Marks & Spencer Group PLC	12,264	71
National Grid PLC	26,688	233
Old Mutual PLC	41,894	81
Pearson PLC	6,365	101
Prudential PLC	19,230	201
Reckitt Benckiser Group PLC	4,659	256

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United Kingdom - 9.1% continued
Rexam PLC	6,312	$33
Royal Bank of Scotland Group PLC*	133,782	82
RSA Insurance Group PLC	24,819	48
Scottish & Southern Energy PLC	7,142	136
Segro PLC	5,368	24
Severn Trent PLC	1,707	39
Smiths Group PLC	2,815	55
Standard Chartered PLC	17,557	473
Standard Life PLC	16,368	55
Tesco PLC	60,630	402
Tullow Oil PLC	6,786	134
Unilever PLC	9,731	298
United Utilities Group PLC	4,916	45
Vodafone Group PLC	396,236	1,032
WM Morrison Supermarkets PLC	16,568	69
Wolseley PLC*	2,056	66
WPP PLC	9,738	120
Xstrata PLC	15,591	367

		8,100

United States - 45.4%
3M Co.	5,116	442
Abbott Laboratories	11,600	556
Adobe Systems, Inc.*	3,989	123
Advance Auto Parts, Inc.	600	40
Advanced Micro Devices, Inc.*	4,100	34
Aetna, Inc.	3,063	93
Aflac, Inc.	3,545	200
Agilent Technologies, Inc.*	2,560	106
Air Products & Chemicals, Inc.	1,622	148
Airgas, Inc.	590	37
Alcoa, Inc.	7,900	122
Allegheny Technologies, Inc.	700	39
Allergan, Inc.	2,337	160
Alliant Energy Corp.	800	29
AMB Property Corp.	1,200	38
American Eagle Outfitters, Inc.	1,400	20
American Express Co.	8,116	348
American Tower Corp., Class A*	3,000	155
American Water Works Co., Inc.	1,300	33
Ameriprise Financial, Inc.	1,900	109
AMETEK, Inc.	1,200	47
Annaly Capital Management, Inc.	4,800	86
Apache Corp.	2,899	346
Applied Materials, Inc.	10,291	145
Arch Capital Group Ltd.*	400	35
Assurant, Inc.	800	31
Autodesk, Inc.*	1,700	65
AutoZone, Inc.*	213	58
Avery Dennison Corp.	700	30
Avon Products, Inc.	3,300	96
Axis Capital Holdings Ltd.	900	32
Ball Corp.	670	46
Bank of New York Mellon (The) Corp.	9,138	276
Baxter International, Inc.	4,431	224
BB&T Corp.	5,240	138
Becton Dickinson & Co.	1,713	145
Bed Bath & Beyond, Inc.*	1,950	96
Best Buy Co., Inc.	2,625	90
BlackRock, Inc.	650	124
BorgWarner, Inc.*	860	62
Boston Properties, Inc.	1,070	92
Bristol-Myers Squibb Co.	12,883	341
C.H. Robinson Worldwide, Inc.	1,270	102
CA, Inc.	3,000	73
Cabot Oil & Gas Corp.	800	30
Calpine Corp.*	2,569	34
Cameron International Corp.*	1,800	91
Campbell Soup Co.	1,500	52
Capital One Financial Corp.	3,400	145
CarMax, Inc.*	1,700	54
Caterpillar, Inc.	4,714	442
Celanese Corp., Class A	1,100	45
CenterPoint Energy, Inc.	2,980	47
CenturyLink, Inc.	2,300	106
Charles Schwab (The) Corp.	7,613	130
Chesapeake Energy Corp.	5,041	131
Chubb Corp.	2,332	139
Cimarex Energy Co.	600	53
Cincinnati Financial Corp.	1,100	35
Cisco Systems, Inc.*	43,056	871
Cliffs Natural Resources, Inc.	1,000	78
Clorox Co.	1,100	70
CME Group, Inc.	473	152
Coach, Inc.	2,212	122
Coca-Cola Enterprises, Inc.	2,600	65
Colgate-Palmolive Co.	3,664	294
Comerica, Inc.	1,300	55
ConAgra Foods, Inc.	3,200	72

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United States - 45.4% continued
Concho Resources, Inc.*	673	$59
Consolidated Edison, Inc.	2,123	105
Cooper Industries PLC	1,206	70
Crown Castle International Corp.*	2,157	95
Crown Holdings, Inc.*	1,200	40
CSX Corp.	2,860	185
Cummins, Inc.	1,459	161
Danaher Corp.	4,164	196
Darden Restaurants, Inc.	1,030	48
Deere & Co.	3,254	270
Dell, Inc.*	13,239	179
Delta Air Lines, Inc.*	1,400	18
Denbury Resources, Inc.*	2,800	53
Devon Energy Corp.	3,105	244
DeVry, Inc.	500	24
Diamond Offshore Drilling, Inc.	500	33
Discover Financial Services	4,190	78
Discovery Communications, Inc., Class A*	1,000	42
Discovery Communications, Inc., Class C*	1,000	37
Dover Corp.	1,359	79
DTE Energy Co.	1,300	59
Duke Realty Corp.	1,800	22
Dun & Bradstreet Corp.	423	35
Eastman Chemical Co.	600	50
Eaton Corp.	1,250	127
Eaton Vance Corp.	900	27
Ecolab, Inc.	1,772	89
El Paso Corp.	5,100	70
EMC Corp.*	15,500	355
Emerson Electric Co.	5,655	323
EOG Resources, Inc.	1,889	173
EQT Corp.	1,005	45
Equifax, Inc.	900	32
Estee Lauder (The) Cos., Inc., Class A	900	73
Everest Re Group Ltd.	400	34
Expeditors International of Washington, Inc.	1,590	87
Fastenal Co.	1,014	61
Federal Realty Investment Trust	500	39
FedEx Corp.	2,264	211
Fifth Third Bancorp	5,802	85
Fluor Corp.	1,300	86
FMC Technologies, Inc.*	900	80
Ford Motor Co.*	22,900	384
Foster Wheeler A.G.*	900	31
Franklin Resources, Inc.	1,208	134
Frontier Communications Corp.	7,600	74
GameStop Corp., Class A*	1,100	25
Gap (The), Inc.	3,375	75
General Mills, Inc.	4,760	169
Genuine Parts Co.	1,220	63
Genworth Financial, Inc., Class A*	3,572	47
Genzyme Corp.*	1,908	136
Gilead Sciences, Inc.*	6,362	231
Google, Inc., Class A*	1,872	1,112
H.J. Heinz Co.	2,400	119
Hansen Natural Corp.*	600	31
Harley-Davidson, Inc.	1,655	57
Hasbro, Inc.	900	42
HCP, Inc.	2,500	92
Health Care REIT, Inc.	1,000	48
Hess Corp.	2,246	172
Hewlett-Packard Co.	17,583	740
Hormel Foods Corp.	500	26
Hospira, Inc.*	1,300	72
Host Hotels & Resorts, Inc.	5,029	90
Hudson City Bancorp, Inc.	3,465	44
Illinois Tool Works, Inc.	3,221	172
Integrys Energy Group, Inc.	600	29
Intel Corp.	41,895	881
IntercontinentalExchange, Inc.*	480	57
International Business Machines Corp.	9,461	1,389
International Flavors & Fragrances, Inc.	600	33
International Paper Co.	3,022	82
Intuit, Inc.*	2,200	108
Invesco Ltd.	3,500	84
Iron Mountain, Inc.	1,300	33
J.B. Hunt Transport Services, Inc.	700	29
J.C. Penney Co., Inc.	1,712	55
JM Smucker (The) Co.	900	59
Johnson & Johnson	20,701	1,280
Johnson Controls, Inc.	5,121	196
Kellogg Co.	2,000	102
KeyCorp	6,319	56
Kimberly-Clark Corp.	3,135	198
Kimco Realty Corp.	3,060	55
Kinder Morgan Management LLC*	610	41
Kohl’s Corp.*	2,200	120
Kraft Foods, Inc., Class A	13,163	415

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United States - 45.4% continued
Kroger (The) Co.	4,600	$103
Legg Mason, Inc.	1,200	44
Liberty Global, Inc., Class A*	900	32
Liberty Global, Inc., Class C*	800	27
Liberty Media Corp. - Interactive, Class A*	4,400	69
Liberty Property Trust	800	26
Life Technologies Corp.*	1,400	78
Limited Brands, Inc.	1,999	61
Lincoln National Corp.	2,430	68
Lowe’s Cos., Inc.	10,500	263
Lubrizol Corp.	500	53
M&T Bank Corp.	641	56
Macerich (The) Co.	1,000	47
Macy’s, Inc.	3,100	78
Manpower, Inc.	600	38
Marathon Oil Corp.	5,400	200
Marriott International, Inc., Class A	2,116	88
Marriott International, Inc., Class A (Fractional Shares)*	40,652	—
Marshall & Ilsley Corp.	3,600	25
Martin Marietta Materials, Inc.	275	25
Masco Corp.	2,640	33
Mattel, Inc.	2,648	67
McCormick & Co., Inc. (Non Voting)	900	42
McDonald’s Corp.	8,002	614
McKesson Corp.	2,000	141
MDU Resources Group, Inc.	1,400	28
MeadWestvaco Corp.	1,338	35
Medco Health Solutions, Inc.*	3,300	202
Medtronic, Inc.	8,200	304
Merck & Co., Inc.	23,100	833
MetroPCS Communications, Inc.*	1,837	23
Motorola Solutions, Inc.*	16,856	153
NASDAQ OMX Group (The), Inc.*	1,000	24
National Oilwell Varco, Inc.	3,212	216
New York Community Bancorp, Inc.	3,000	57
Newfield Exploration Co.*	1,000	72
NextEra Energy, Inc.	2,982	155
NII Holdings, Inc.*	1,236	55
NIKE, Inc., Class B	2,830	242
NiSource, Inc.	2,000	35
Noble Energy, Inc.	1,300	112
Nordstrom, Inc.	1,257	53
Norfolk Southern Corp.	2,807	176
Northeast Utilities	1,300	41
Northern Trust Corp.(1) (2)	1,740	96
NSTAR	800	34
Nucor Corp.	2,374	104
NYSE Euronext	2,042	61
Omnicom Group, Inc.	2,239	103
Oneok, Inc.	800	44
Oracle Corp.	30,300	948
O’Reilly Automotive, Inc.*	1,000	60
Owens-Illinois, Inc.*	1,179	36
PACCAR, Inc.	2,475	142
Pall Corp.	900	45
PartnerRe Ltd.	600	48
Pentair, Inc.	700	26
People’s United Financial, Inc.	2,647	37
Pepco Holdings, Inc.	1,600	29
PepsiCo, Inc.	11,928	779
Petrohawk Energy Corp.*	2,200	40
PetSmart, Inc.	900	36
PG&E Corp.	2,935	140
Pinnacle West Capital Corp.	800	33
Pioneer Natural Resources Co.	900	78
Pitney Bowes, Inc.	1,450	35
Plains Exploration & Production Co.*	1,000	32
PNC Financial Services Group, Inc.	3,929	239
PPL Corp.	3,711	98
Praxair, Inc.	2,344	224
Precision Castparts Corp.	1,100	153
Pride International, Inc.*	1,300	43
Principal Financial Group, Inc.	2,502	81
Procter & Gamble (The) Co.	21,368	1,375
Progressive (The) Corp.	4,771	95
ProLogis	4,270	62
QEP Resources, Inc.	1,249	45
Quanta Services, Inc.*	1,500	30
Qwest Communications International, Inc.	12,000	91
R.R. Donnelley & Sons Co.	1,617	28
Ralcorp Holdings, Inc.*	400	26
Range Resources Corp.	1,200	54
Regency Centers Corp.	600	25
Regions Financial Corp.	9,683	68
Robert Half International, Inc.	1,000	31
Rockwell Automation, Inc.	1,067	77
Roper Industries, Inc.	689	53
Safeway, Inc.	2,800	63

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United States - 45.4% continued
Salesforce.com, Inc.*	900	$119
Sara Lee Corp.	4,900	86
SBA Communications Corp., Class A*	800	33
SCANA Corp.	900	37
Sealed Air Corp.	1,200	31
SEI Investments Co.	1,000	24
Sempra Energy	1,727	91
Sigma-Aldrich Corp.	900	60
Southwest Airlines Co.	1,400	18
Southwestern Energy Co.*	2,600	97
Spectra Energy Corp.	5,000	125
Sprint Nextel Corp.*	22,652	96
SPX Corp.	338	24
Staples, Inc.	5,555	126
Starbucks Corp.	5,612	180
Starwood Hotels & Resorts Worldwide, Inc.	1,480	90
State Street Corp.	3,826	177
Sunoco, Inc.	900	36
SunTrust Banks, Inc.	3,838	113
Symantec Corp.*	5,800	97
Sysco Corp.	4,517	133
T.Rowe Price Group, Inc.	1,929	125
Target Corp.	5,171	311
Telephone & Data Systems, Inc.	400	15
Texas Instruments, Inc.	9,072	295
Thomson Reuters Corp.	2,897	109
Tiffany & Co.	967	60
Time Warner Cable, Inc.	2,700	178
TJX Cos., Inc.	3,068	136
Travelers (The) Cos., Inc.	3,497	195
U.S. Bancorp	14,405	389
Ultra Petroleum Corp.*	1,100	53
United Parcel Service, Inc., Class B	5,441	395
United States Steel Corp.	1,120	65
Ventas, Inc.	1,200	63
Verisk Analytics, Inc., Class A*	1,000	34
VF Corp.	711	61
Virgin Media, Inc.	2,300	63
Vornado Realty Trust	1,236	103
Vulcan Materials Co.	990	44
W.R. Berkley Corp.	1,000	27
W.W. Grainger, Inc.	461	64
Washington Post (The) Co., Class B	50	22
Waste Management, Inc.	3,500	129
Waters Corp.*	700	54
Wells Fargo & Co.	37,450	1,161
Whirlpool Corp.	560	50
White Mountains Insurance Group Ltd.	50	17
Whole Foods Market, Inc.*	1,100	56
Williams (The) Cos., Inc.	4,500	111
Windstream Corp.	3,490	49
Wisconsin Energy Corp.	850	50
Xcel Energy, Inc.	3,500	82
Xerox Corp.	10,531	121
Yahoo!, Inc.*	9,500	158

		40,271

Total Common Stocks (Cost $72,910) (3)		86,822

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayer Motoren Werknon A.G.	377	20
Henkel A.G. & Co. KGaA	1,366	85
Volkswagen A.G.	1,286	208

		313

Total Preferred Stocks (Cost $188) (3)		313

RIGHTS - 0.0%
Austria - 0.0%
Verbund A.G.*	553	—

Spain - 0.0%
Iberdrola S.A.*	30,734	7

Total Rights (Cost $7)		7

INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	167,353	167

Total Investment Companies (Cost $167)		167

Total Investments - 98.4% (Cost $73,272)		87,309

Other Assets less Liabilities - 1.6%		1,442

NET ASSETS - 100.0%		$88,751

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

(1)	At March 31, 2010, the value of the Fund’s investment in Northern Trust Corp. was approximately $96,000. There were no purchases, sales or change in unrealized appreciation/depreciation during the nine months ended December 31, 2010.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,472,000 with net sales of approximately $1,305,000 during the nine months ended December 31, 2010.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Euro Stoxx 50 (Euro)	8	$299	Long	3/11	$(6)
FTSE 100 Index (British Pound)	2	184	Long	3/11	2
TOPIX Index (Japanese Yen)	2	221	Long	3/11	4
E Mini S&P 500(United States Dollar)	12	752	Long	3/11	18

Total					$18

At December 31, 2010, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.0%
Euro	13.8
Japanese Yen	11.3
British Pound	9.5
Canadian Dollar	6.2
All other currencies less than 5%	12.2

Total	100.0%

At December 31, 2010, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	9.7
Energy	7.7
Financials	21.2
Health Care	9.9
Industrials	12.1
Information Technology	12.2
Materials	8.7
Telecommunication Services	3.9
Utilities	3.7

Total	100.0%

At December 31, 2010, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Canadian Dollar	218	United States Dollar	215	3/16/11	$(3)
Euro	36	United States Dollar	48	3/16/11	(1)
United States Dollar	23	Australian Dollar	24	3/16/11	1
United States Dollar	102	British Pound	65	3/16/11	(1)
United States Dollar	102	Japanese Yen	8,529	3/16/11	3

Total					$(1)

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$73,725

Gross tax appreciation of investments	$14,904
Gross tax depreciation of investments	(1,320)

Net tax appreciation of investments	$13,584

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). For foreign securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2010, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$5,063	$4,230	$—	$9,293
Consumer Staples	4,651	3,702	—	8,353
Energy	4,529	2,232	—	6,761
Financials	8,259	10,199	—	18,458
Health Care	5,017	3,640	—	8,657
Industrials	5,466	5,101	—	10,567
Information Technology	8,464	2,173	—	10,637
Materials	2,582	4,912	—	7,494
Telecommunication
Services	972	2,409	—	3,381
Utilities	1,300	1,921	—	3,221
Preferred Stocks
Consumer Discretionary	—	228	—	228
Consumer Staples	—	85	—	85
Rights
Utilities	—	7	—	7
Investment Companies	167		—	167
Total Investments	$46,470	$40,839	$—	$87,309

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$24	$—	$—	$24
Forward Foreign
Currency Exchange
Contracts	—	4	—	4
Liabilities
Futures Contracts	(6)	—	—	(6)
Forward Foreign
Currency Exchange
Contracts	—	(5)	—	(5)

Total Other Financial
Instruments	$18	$(1)	$—	$17

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Australia - 8.7%
AGL Energy Ltd.	62,983	$980
Alumina Ltd.	342,397	867
Amcor Ltd.	171,278	1,181
AMP Ltd.	287,398	1,554
Asciano Ltd.*	410,758	668
ASX Ltd.	24,174	931
Australia & New Zealand Banking Group Ltd.	355,355	8,477
AXA Asia Pacific Holdings Ltd.	144,999	935
Bendigo and Adelaide Bank Ltd.	49,127	500
BGP Holdings PLC - (Fractional Shares)*	980,773	—
BHP Billiton Ltd.	466,053	21,654
Billabong International Ltd.	27,813	232
BlueScope Steel Ltd.	255,803	588
Boral Ltd.	101,645	502
Brambles Ltd.	198,237	1,442
Caltex Australia Ltd.	19,469	286
CFS Retail Property Trust	285,849	514
Coca-Cola Amatil Ltd.	78,716	874
Cochlear Ltd.	7,927	650
Commonwealth Bank of Australia	214,977	11,151
Computershare Ltd.	62,334	686
Crown Ltd.	63,595	536
CSL Ltd.	76,031	2,816
CSR Ltd.	212,490	365
Dexus Property Group	668,979	543
Fairfax Media Ltd.	297,088	425
Fortescue Metals Group Ltd.*	174,221	1,164
Foster’s Group Ltd.	270,851	1,573
Goodman Fielder Ltd.	193,560	266
Goodman Group	878,224	583
GPT Group	242,338	728
Harvey Norman Holdings Ltd.	73,421	221
Incitec Pivot Ltd.	228,025	921
Insurance Australia Group Ltd.	291,623	1,156
James Hardie Industries N.V.*	61,315	424
Leighton Holdings Ltd.	18,891	594
Lend Lease Group	75,458	665
MacArthur Coal Ltd.	22,917	300
Macquarie Group Ltd.	47,001	1,777
MAp Group	55,895	171
Metcash Ltd.	105,824	444
Mirvac Group	465,250	582
National Australia Bank Ltd.	297,480	7,202
Newcrest Mining Ltd.	105,623	4,364
OneSteel Ltd.	186,326	493
Orica Ltd.	50,675	1,289
Origin Energy Ltd.	123,196	2,097
OZ Minerals Ltd.	442,917	776
Paladin Energy Ltd.*	95,535	481
Qantas Airways Ltd.*	161,271	419
QBE Insurance Group Ltd.	143,880	2,668
QR National Ltd.*	230,935	649
Ramsay Health Care Ltd.	17,103	311
Rio Tinto Ltd.	60,374	5,270
Santos Ltd.	116,722	1,568
Sims Metal Management Ltd.	22,986	506
Sonic Healthcare Ltd.	51,760	614
SP AusNet	192,123	171
Stockland	334,584	1,230
Suncorp Group Ltd.*	178,324	1,569
TABCORP Holdings Ltd.	94,953	690
Tatts Group Ltd.	179,414	473
Telstra Corp. Ltd.	611,038	1,742
Toll Holdings Ltd.	93,282	546
Transurban Group	171,317	896
Wesfarmers Ltd.	139,059	4,546
Wesfarmers Ltd. - PPS	21,311	703
Westfield Group	307,776	3,013
Westfield Retail Trust*	405,376	1,065
Westpac Banking Corp.	414,762	9,411
Woodside Petroleum Ltd.	86,013	3,740
Woolworths Ltd.	170,453	4,698
WorleyParsons Ltd.	26,823	733

		134,859

Austria - 0.3%
Erste Group Bank A.G.	26,527	1,246
Immofinanz A.G.*	139,273	594
OMV A.G.	21,043	875
Raiffeisen Bank International A.G.	6,395	350
Telekom Austria A.G.	46,635	656
Verbund A.G.	8,362	312
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	5,312	276
Voestalpine A.G.	15,411	735

		5,044

Belgium - 0.9%
Ageas	313,572	718

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Belgium - 0.9% continued
Anheuser-Busch InBev N.V.	100,040	$5,715
Bekaert S.A.*	5,235	602
Belgacom S.A.	21,318	716
Colruyt S.A.	10,575	538
Compagnie Nationale A Portefeuille	3,864	189
Delhaize Group S.A.	14,152	1,044
Dexia S.A.*	77,772	271
Groupe Bruxelles Lambert S.A.	11,329	954
KBC Groep N.V.*	22,600	772
Mobistar S.A.	3,775	245
Solvay S.A., Class A	8,317	887
UCB S.A.	14,150	486
Umicore	15,996	833

		13,970

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	77	679
A.P. Moller - Maersk A/S, Class B	185	1,676
Carlsberg A/S, Class B	15,020	1,503
Coloplast A/S, Class B	3,240	440
Danske Bank A/S*	63,772	1,635
DSV A/S	29,395	649
Novo-Nordisk A/S, Class B	58,057	6,535
Novozymes A/S, Class B	6,478	903
Tryg A/S	3,551	164
Vestas Wind Systems A/S*	28,603	903
William Demant Holding A/S*	3,267	241

		15,328

Finland - 1.1%
Elisa OYJ	18,682	408
Fortum OYJ	62,390	1,893
Kesko OYJ, Class B	9,461	442
Kone OYJ, Class B	21,656	1,203
Metso OYJ	17,949	1,002
Neste Oil OYJ	18,302	292
Nokia OYJ	516,457	5,346
Nokian Renkaat OYJ	15,112	555
Orion OYJ, Class B	12,359	270
Outokumpu OYJ	17,897	332
Pohjola Bank PLC	19,297	231
Rautaruukki OYJ	11,690	274
Sampo OYJ, Class A	59,004	1,582
Sanoma OYJ	11,121	241
Stora Enso OYJ, Class R	81,681	840
UPM-Kymmene OYJ	73,001	1,290
Wartsila OYJ	11,084	846

		17,047

France - 9.2%
Accor S.A.	20,596	918
Aeroports de Paris	4,115	325
Air France-KLM*	19,824	362
Air Liquide S.A.	39,073	4,942
Alcatel-Lucent*	325,560	952
Alstom S.A.	28,783	1,378
ArcelorMittal	118,817	4,520
Atos Origin S.A.*	6,262	334
AXA S.A.	237,293	3,960
BioMerieux	1,665	164
BNP Paribas	133,047	8,494
Bouygues S.A.	32,332	1,396
Bureau Veritas S.A.	6,934	526
Cap Gemini S.A.	20,531	960
Carrefour S.A.	82,579	3,407
Casino Guichard Perrachon S.A.	7,751	756
Christian Dior S.A.	8,941	1,277
CNP Assurances	20,876	377
Compagnie de Saint-Gobain	54,665	2,819
Compagnie Generale de Geophysique-Veritas*	20,141	615
Compagnie Generale des Establissements Michelin, Class B	24,455	1,759
Compagnie Generale d’Optique Essilor International S.A.	27,789	1,788
Credit Agricole S.A.	130,249	1,657
Danone	80,710	5,069
Dassault Systemes S.A.	8,275	623
Edenred*	20,596	488
EDF S.A.	36,355	1,493
Eiffage S.A.	5,581	246
Eramet	732	251
Eurazeo	4,041	300
Eutelsat Communications	13,906	509
Fonciere Des Regions	3,533	342
France Telecom S.A.	256,949	5,364
GDF Suez	171,633	6,172
Gecina S.A.	2,589	285
Groupe Eurotunnel S.A. (Registered)	66,887	589
Hermes International	1,351	284
ICADE	3,303	337

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
France - 9.2% continued
Iliad S.A.	2,265	$247
Imerys S.A.	5,295	354
JC Decaux S.A.*	9,279	286
Klepierre	12,788	462
Lafarge S.A.	28,153	1,769
Lagardere S.C.A.	16,581	683
Legrand S.A.	21,578	879
L’Oreal S.A.	33,071	3,676
LVMH Moet Hennessy Louis Vuitton S.A.	33,986	5,588
Metropole Television S.A.	8,980	217
Natixis*	122,503	574
Neopost S.A.	4,605	402
PagesJaunes Groupe	17,902	163
Pernod-Ricard S.A.	27,785	2,615
Peugeot S.A.*	21,349	810
PPR	10,666	1,697
Publicis Groupe S.A.	16,425	857
Renault S.A.*	26,983	1,571
Safran S.A.	23,419	829
Sanofi-Aventis S.A.	145,544	9,346
Schneider Electric S.A.	33,717	5,048
SCOR S.E.	23,261	591
SES S.A.	42,069	1,003
Societe BIC S.A.	3,697	318
Societe Generale	88,274	4,754
Societe Television Francaise 1	16,430	286
Sodexo	13,259	914
Suez Environnement Co.	37,826	782
Technip S.A.	13,800	1,277
Thales S.A.	12,576	441
Total S.A.	293,208	15,570
Unibail-Rodamco S.E.	12,816	2,539
Vallourec S.A.	15,071	1,583
Veolia Environnement S.A.	48,509	1,420
Vinci S.A.	61,109	3,328
Vivendi S.A.	172,534	4,665

		143,582

Germany - 7.5%
Adidas A.G.	29,384	1,919
Allianz S.E. (Registered)	63,129	7,501
Axel Springer A.G.	2,064	336
BASF S.E.	127,543	10,175
Bayer A.G. (Registered)	114,693	8,475
Bayerische Motoren Werke A.G.	45,715	3,593
Beiersdorf A.G.	14,172	786
Brenntag A.G.*	4,234	432
Celesio A.G.	10,761	268
Commerzbank A.G.*	99,520	739
Continental A.G.*	7,023	555
Daimler A.G. (Registered)*	125,215	8,485
Deutsche Bank A.G. (Registered)	129,299	6,755
Deutsche Boerse A.G.	27,384	1,895
Deutsche Lufthansa A.G. (Registered)*	32,948	720
Deutsche Post A.G. (Registered)	114,962	1,950
Deutsche Telekom A.G. (Registered)	392,459	5,068
E.ON A.G.	249,567	7,654
Fraport A.G. Frankfurt Airport Services Worldwide	5,084	321
Fresenius Medical Care A.G. & Co. KGaA	26,209	1,514
Fresenius S.E.	3,969	333
GEA Group A.G.	23,122	668
Hannover Rueckversicherung A.G. (Registered)	8,555	459
HeidelbergCement A.G.	19,747	1,238
Henkel A.G. & Co. KGaA	18,273	943
Hochtief A.G.*	6,393	500
Infineon Technologies A.G.*	152,596	1,419
K+S A.G.	20,155	1,519
Kabel Deutschland Holding A.G.*	6,549	305
Lanxess A.G.	11,349	897
Linde A.G.	23,255	3,530
MAN S.E.	14,848	1,765
Merck KGaA	9,078	727
Metro A.G.	18,212	1,311
Muenchener Rueckversicherungs A.G. (Registered)	26,007	3,945
Puma A.G. Rudolf Dassler Sport	755	250
RWE A.G.	57,775	3,854
Salzgitter A.G.	5,909	456
SAP A.G.	118,690	6,044
Siemens A.G. (Registered)	114,263	14,146
Suedzucker A.G.	9,399	250
ThyssenKrupp A.G.	45,405	1,881
TUI A.G.*	19,497	274
United Internet A.G. (Registered)	16,674	271
Volkswagen A.G.	4,132	584
Wacker Chemie A.G.	2,164	378

		117,088

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Greece - 0.2%
Alpha Bank A.E.*	71,300	$363
Bank of Cyprus Public Co. Ltd.	123,780	428
Coca Cola Hellenic Bottling Co. S.A.	25,677	665
EFG Eurobank Ergasias S.A.*	45,417	228
Hellenic Telecommunications Organization S.A.	34,437	282
National Bank of Greece S.A.*	134,265	1,087
OPAP S.A.	31,405	543
Public Power Corp. S.A.	15,977	230

		3,826

Hong Kong - 2.9%
AIA Group Ltd.*	1,075,200	3,023
ASM Pacific Technology Ltd.	27,200	344
Bank of East Asia Ltd.	214,822	899
BOC Hong Kong Holdings Ltd.	519,500	1,765
Cathay Pacific Airways Ltd.	170,000	468
Cheung Kong Holdings Ltd.	191,000	2,940
Cheung Kong Infrastructure Holdings Ltd.	62,000	284
CLP Holdings Ltd.	262,001	2,126
Esprit Holdings Ltd.	161,650	769
Foxconn International Holdings Ltd.*	297,000	207
Hang Lung Group Ltd.	113,000	743
Hang Lung Properties Ltd.	344,000	1,609
Hang Seng Bank Ltd.	107,300	1,762
Henderson Land Development Co. Ltd.	151,917	1,034
Hong Kong & China Gas Co. Ltd.	605,279	1,426
Hong Kong Exchanges and Clearing Ltd.	140,800	3,186
Hongkong Electric Holdings Ltd.	194,500	1,226
Hopewell Holdings Ltd.	79,500	249
Hutchison Whampoa Ltd.	293,000	3,015
Hysan Development Co. Ltd.	87,772	413
Kerry Properties Ltd.	100,199	521
Li & Fung Ltd.	318,800	1,848
Lifestyle International Holdings Ltd.	79,500	195
Link REIT (The)	309,254	961
Mongolia Energy Corp. Ltd.*	423,000	126
MTR Corp.	202,089	735
New World Development Ltd.	362,749	680
Noble Group Ltd.	417,618	706
NWS Holdings Ltd.	184,944	281
Orient Overseas International Ltd.	31,200	303
PCCW Ltd.	531,000	235
Sands China Ltd.*	326,128	715
Shangri-La Asia Ltd.	180,000	488
Sino Land Co. Ltd.	364,115	680
SJM Holdings Ltd.	233,683	371
Sun Hung Kai Properties Ltd.	194,000	3,216
Swire Pacific Ltd., Class A	108,000	1,773
Wharf Holdings Ltd.	193,000	1,483
Wheelock & Co. Ltd.	130,000	525
Wing Hang Bank Ltd.	24,500	338
Wynn Macau Ltd.	218,993	490
Yue Yuen Industrial Holdings Ltd.	104,000	374

		44,532

Ireland - 0.5%
Anglo Irish Bank Corp. Ltd.*	93,434	—
CRH PLC	98,018	2,033
Elan Corp. PLC*	69,820	395
Experian PLC	138,881	1,729
Governor & Co of the Bank of Ireland (The)*	477,016	240
Kerry Group PLC, Class A	19,684	657
Ryanair Holdings PLC ADR	5,370	165
Shire PLC	78,848	1,898

		7,117

Israel - 0.8%
Bank Hapoalim BM*	139,033	724
Bank Leumi Le-Israel BM	165,430	847
Bezeq Israeli Telecommunication Corp. Ltd.	242,562	740
Cellcom Israel Ltd.	6,931	226
Delek Group Ltd.	558	144
Elbit Systems Ltd.	3,251	173
Israel (The) Corp. Ltd.*	325	394
Israel Chemicals Ltd.	62,234	1,067
Israel Discount Bank Ltd., Class A*	78,615	179
Makhteshim-Agan Industries Ltd.*	33,597	172
Mizrahi Tefahot Bank Ltd.	17,160	189
NICE Systems Ltd.*	8,675	301
Partner Communications Co. Ltd.	11,913	241
Teva Pharmaceutical Industries Ltd.	130,359	6,757

		12,154

Italy - 2.6%
A2A S.p.A.	152,175	209
Assicurazioni Generali S.p.A.	160,614	3,053
Atlantia S.p.A.	33,740	689
Autogrill S.p.A.*	16,168	229
Banca Carige S.p.A.	79,449	167

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Italy - 2.6% continued
Banca Monte dei Paschi di Siena S.p.A.*	311,409	$354
Banco Popolare S.C.	89,927	408
Enel Green Power S.p.A.*	210,409	445
Enel S.p.A.	911,317	4,552
ENI S.p.A.	361,483	7,899
Exor S.p.A.	9,040	302
Fiat S.p.A.	104,044	2,142
Finmeccanica S.p.A.	56,840	646
Intesa Sanpaolo S.p.A.	1,058,354	2,870
Intesa Sanpaolo S.p.A. (RSP)	133,083	317
Luxottica Group S.p.A.	16,343	497
Mediaset S.p.A.	99,585	603
Mediobanca S.p.A.	66,578	593
Parmalat S.p.A.	242,526	664
Pirelli & C. S.p.A.	32,952	267
Prysmian S.p.A.	25,444	433
Saipem S.p.A.	35,772	1,762
Snam Rete Gas S.p.A.	200,526	997
Telecom Italia S.p.A.	1,315,137	1,700
Telecom Italia S.p.A. (RSP)	846,277	919
Tenaris S.A.	66,257	1,623
Terna Rete Elettrica Nazionale S.p.A.	182,516	771
UniCredit S.p.A.	1,862,649	3,852
Unione di Banche Italiane SCPA	85,209	746

		39,709

Japan - 21.8%
77 Bank (The) Ltd.	48,000	255
ABC-Mart, Inc.	3,500	125
Advantest Corp.	22,400	506
Aeon Co. Ltd.	84,300	1,054
Aeon Credit Service Co. Ltd.	10,900	154
Aeon Mall Co. Ltd.	11,300	303
Air Water, Inc.	20,569	263
Aisin Seiki Co. Ltd.	26,900	951
Ajinomoto Co., Inc.	93,000	969
Alfresa Holdings Corp.	5,500	244
All Nippon Airways Co. Ltd.*	120,000	448
Amada Co. Ltd.	50,000	407
Aozora Bank Ltd.	69,000	143
Asahi Breweries Ltd.	54,300	1,051
Asahi Glass Co. Ltd.	136,000	1,588
Asahi Kasei Corp.	177,000	1,155
Asics Corp.	21,000	270
Astellas Pharma, Inc.	63,500	2,419
Bank of Kyoto (The) Ltd.	45,000	427
Bank of Yokohama (The) Ltd.	172,000	891
Benesse Holdings, Inc.	9,700	447
Bridgestone Corp.	87,900	1,697
Brother Industries Ltd.	33,100	490
Canon Marketing Japan, Inc.	8,400	120
Canon, Inc.	157,900	8,094
Casio Computer Co. Ltd.	33,100	267
Central Japan Railway Co.	203	1,700
Chiba Bank (The) Ltd.	107,000	695
Chiyoda Corp.	21,746	216
Chubu Electric Power Co., Inc.	92,900	2,283
Chugai Pharmaceutical Co. Ltd.	31,455	577
Chugoku Bank (The) Ltd.	25,000	303
Chugoku Electric Power (The) Co., Inc.	41,700	847
Chuo Mitsui Trust Holdings, Inc.	140,000	581
Citizen Holdings Co. Ltd.	34,400	237
Coca-Cola West Co. Ltd.	7,700	139
Cosmo Oil Co. Ltd.	83,000	272
Credit Saison Co. Ltd.	20,800	342
Dai Nippon Printing Co. Ltd.	79,000	1,075
Daicel Chemical Industries Ltd.	38,000	277
Daido Steel Co. Ltd.	40,000	235
Daihatsu Motor Co. Ltd.	27,000	414
Dai-ichi Life Insurance (The) Co. Ltd.	1,123	1,823
Daiichi Sankyo Co. Ltd.	91,600	2,004
Daikin Industries Ltd.	32,900	1,166
Dainippon Sumitomo Pharma Co. Ltd.	22,500	204
Daito Trust Construction Co. Ltd.	10,000	684
Daiwa House Industry Co. Ltd.	67,000	821
Daiwa Securities Group, Inc.	233,000	1,198
Dena Co. Ltd.	11,400	409
Denki Kagaku Kogyo KK	68,000	323
Denso Corp.	66,400	2,289
Dentsu, Inc.	23,418	726
Dowa Holdings Co. Ltd.	34,450	226
East Japan Railway Co.	46,722	3,037
Eisai Co. Ltd.	35,400	1,281
Electric Power Development Co. Ltd.	16,400	514
Elpida Memory, Inc.*	24,800	288
FamilyMart Co. Ltd.	8,900	335
FANUC Corp.	26,500	4,065
Fast Retailing Co. Ltd.	7,400	1,177
Fuji Electric Holdings Co. Ltd.	79,000	246

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Japan - 21.8% continued
Fuji Heavy Industries Ltd.	83,000	$643
Fuji Media Holdings, Inc.	64	101
FUJIFILM Holdings Corp.	63,100	2,279
Fujitsu Ltd.	262,000	1,822
Fukuoka Financial Group, Inc.	109,000	473
Furukawa Electric Co. Ltd.	89,000	400
Gree, Inc.	12,719	162
GS Yuasa Corp.	52,000	360
Gunma Bank (The) Ltd.	56,000	307
Hachijuni Bank (The) Ltd.	60,523	338
Hakuhodo DY Holdings, Inc.	3,360	192
Hamamatsu Photonics KK	9,394	343
Hankyu Hanshin Holdings, Inc.	160,800	746
Hino Motors Ltd.	36,000	195
Hirose Electric Co. Ltd.	4,500	507
Hiroshima Bank (The) Ltd.	70,000	295
Hisamitsu Pharmaceutical Co., Inc.	9,500	400
Hitachi Chemical Co. Ltd.	14,900	308
Hitachi Construction Machinery Co. Ltd.	13,600	326
Hitachi High-Technologies Corp.	9,500	221
Hitachi Ltd.	621,000	3,313
Hitachi Metals Ltd.	23,000	276
Hokkaido Electric Power Co., Inc.	25,700	525
Hokuhoku Financial Group, Inc.	176,000	357
Hokuriku Electric Power Co.	24,700	607
Honda Motor Co. Ltd.	226,100	8,936
Hoya Corp.	61,100	1,483
Ibiden Co. Ltd.	18,000	567
Idemitsu Kosan Co. Ltd.	3,100	329
IHI Corp.	183,000	408
INPEX Corp.	301	1,761
Isetan Mitsukoshi Holdings Ltd.	52,700	612
Isuzu Motors Ltd.	167,000	758
Ito En Ltd.	7,700	128
ITOCHU Corp.	204,700	2,070
Itochu Techno-Solutions Corp.	4,000	150
Iyo Bank (The) Ltd.	34,000	272
J Front Retailing Co. Ltd.	68,200	373
Japan Petroleum Exploration Co.	3,900	148
Japan Prime Realty Investment Corp.	95	293
Japan Real Estate Investment Corp.	69	716
Japan Retail Fund Investment Corp.	222	426
Japan Steel Works (The) Ltd.	44,000	459
Japan Tobacco, Inc.	614	2,269
JFE Holdings, Inc.	62,800	2,185
JGC Corp.	29,000	630
Joyo Bank (The) Ltd.	92,000	404
JS Group Corp.	35,100	772
JSR Corp.	25,100	468
JTEKT Corp.	27,400	323
Jupiter Telecommunications Co. Ltd.	340	358
JX Holdings, Inc.	315,170	2,134
Kajima Corp.	117,000	311
Kamigumi Co. Ltd.	35,000	294
Kaneka Corp.	43,000	298
Kansai Electric Power (The) Co., Inc.	103,600	2,557
Kansai Paint Co. Ltd.	31,000	300
Kao Corp.	73,300	1,974
Kawasaki Heavy Industries Ltd.	199,000	669
Kawasaki Kisen Kaisha Ltd.	93,000	408
KDDI Corp.	398	2,298
Keikyu Corp.	66,000	583
Keio Corp.	81,000	553
Keisei Electric Railway Co. Ltd.	39,000	260
Keyence Corp.	5,660	1,636
Kikkoman Corp.	22,000	246
Kinden Corp.	19,000	175
Kintetsu Corp.	228,000	713
Kirin Holdings Co. Ltd.	117,000	1,640
Kobe Steel Ltd.	350,000	887
Koito Manufacturing Co. Ltd.	13,814	216
Komatsu Ltd.	131,000	3,960
Konami Corp.	13,100	278
Konica Minolta Holdings, Inc.	67,000	695
Kubota Corp.	162,000	1,533
Kuraray Co. Ltd.	48,500	695
Kurita Water Industries Ltd.	15,800	497
Kyocera Corp.	22,800	2,325
Kyowa Hakko Kirin Co. Ltd.	36,000	370
Kyushu Electric Power Co., Inc.	53,200	1,192
Lawson, Inc.	8,400	415
Mabuchi Motor Co. Ltd.	3,700	191
Makita Corp.	15,700	642
Marubeni Corp.	232,000	1,630
Marui Group Co. Ltd.	31,100	254
Maruichi Steel Tube Ltd.	6,600	140
Matsui Securities Co. Ltd.	16,800	119
Mazda Motor Corp.	212,000	608

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Japan - 21.8% continued
McDonald’s Holdings Co. Japan Ltd.	9,400	$236
Medipal Holdings Corp.	20,200	223
MEIJI Holdings Co. Ltd.	9,612	434
Minebea Co. Ltd.	48,000	302
Miraca Holdings, Inc.	6,805	274
Mitsubishi Chemical Holdings Corp.	169,000	1,146
Mitsubishi Corp.	188,000	5,084
Mitsubishi Electric Corp.	265,000	2,778
Mitsubishi Estate Co. Ltd.	162,000	3,002
Mitsubishi Gas Chemical Co., Inc.	55,000	391
Mitsubishi Heavy Industries Ltd.	426,000	1,599
Mitsubishi Logistics Corp.	16,000	213
Mitsubishi Materials Corp.*	156,000	497
Mitsubishi Motors Corp.*	544,000	790
Mitsubishi Tanabe Pharma Corp.	32,000	540
Mitsubishi UFJ Financial Group, Inc.	1,775,065	9,591
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,170	324
Mitsui & Co. Ltd.	239,800	3,956
Mitsui Chemicals, Inc.	123,000	440
Mitsui Engineering & Shipbuilding Co. Ltd.	99,000	262
Mitsui Fudosan Co. Ltd.	115,000	2,291
Mitsui Mining & Smelting Co. Ltd.	80,000	264
Mitsui O.S.K. Lines Ltd.	161,000	1,097
Mitsumi Electric Co. Ltd.	11,100	204
Mizuho Financial Group, Inc.	2,853,178	5,372
Mizuho Securities Co. Ltd.	79,000	226
Mizuho Trust & Banking Co. Ltd.*	208,000	215
MS&AD Insurance Group Holdings, Inc.	73,154	1,832
Murata Manufacturing Co. Ltd.	27,500	1,926
Nabtesco Corp.	13,907	296
Namco Bandai Holdings, Inc.	26,400	284
NEC Corp.	366,000	1,099
NGK Insulators Ltd.	35,000	571
NGK Spark Plug Co. Ltd.	23,000	353
NHK Spring Co. Ltd.	21,000	228
Nidec Corp.	14,600	1,472
Nikon Corp.	45,100	912
Nintendo Co. Ltd.	13,700	4,019
Nippon Building Fund, Inc.	72	738
Nippon Electric Glass Co. Ltd.	48,500	699
Nippon Express Co. Ltd.	119,000	536
Nippon Meat Packers, Inc.	26,000	340
Nippon Paper Group, Inc.	13,858	363
Nippon Sheet Glass Co. Ltd.	125,000	337
Nippon Steel Corp.	698,000	2,508
Nippon Telegraph & Telephone Corp.	71,452	3,269
Nippon Yusen Kabushiki Kaisha	215,000	953
Nishi-Nippon City Bank (The) Ltd.	94,000	286
Nissan Chemical Industries Ltd.	20,000	259
Nissan Motor Co. Ltd.	342,200	3,254
Nisshin Seifun Group, Inc.	27,000	343
Nisshin Steel Co. Ltd.	97,000	216
Nisshinbo Holdings, Inc.	18,000	197
Nissin Foods Holdings Co. Ltd.	9,100	326
Nitori Holdings Co. Ltd.	5,200	455
Nitto Denko Corp.	23,200	1,092
NKSJ Holdings, Inc.*	198,500	1,460
NOK Corp.	14,600	304
Nomura Holdings, Inc.	485,500	3,077
Nomura Real Estate Holdings, Inc.	13,400	244
Nomura Real Estate Office Fund, Inc.	38	274
Nomura Research Institute Ltd.	14,200	315
NSK Ltd.	62,000	560
NTN Corp.	67,000	355
NTT Data Corp.	177	612
NTT DoCoMo, Inc.	2,121	3,703
NTT Urban Development Corp.	166	163
Obayashi Corp.	91,000	419
Obic Co. Ltd.	1,000	206
Odakyu Electric Railway Co. Ltd.	88,000	819
OJI Paper Co. Ltd.	119,000	576
Olympus Corp.	30,500	922
Omron Corp.	28,500	755
Ono Pharmaceutical Co. Ltd.	11,900	555
Oracle Corp. Japan	5,300	260
Oriental Land Co. Ltd.	7,000	648
ORIX Corp.	14,700	1,445
Osaka Gas Co. Ltd.	273,000	1,059
Otsuka Corp.	2,300	157
Otsuka Holdings Co. Ltd.*	34,858	859
Panasonic Corp.	270,800	3,822
Rakuten, Inc.*	1,011	847
Resona Holdings, Inc.	85,310	512
Ricoh Co. Ltd.	94,000	1,376
Rinnai Corp.	5,000	305
Rohm Co. Ltd.	13,800	901
Sankyo Co. Ltd.	7,600	429
Santen Pharmaceutical Co. Ltd.	10,500	365

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Japan - 21.8% continued
Sapporo Hokuyo Holdings, Inc.	44,900	$210
Sapporo Holdings Ltd.	35,000	159
SBI Holdings, Inc.	2,356	357
Secom Co. Ltd.	28,100	1,330
Sega Sammy Holdings, Inc.	27,700	527
Seiko Epson Corp.	18,200	331
Sekisui Chemical Co. Ltd.	60,000	430
Sekisui House Ltd.	81,000	817
Senshu Ikeda Holdings, Inc.	93,257	133
Seven & I Holdings Co. Ltd.	105,700	2,823
Seven Bank Ltd.	85	180
Sharp Corp.	140,000	1,442
Shikoku Electric Power Co., Inc.	22,900	673
Shimadzu Corp.	35,000	272
Shimamura Co. Ltd.	3,100	287
Shimano, Inc.	9,300	473
Shimizu Corp.	83,000	354
Shin-Etsu Chemical Co. Ltd.	56,400	3,053
Shinko Electric Industries Co. Ltd.	9,300	104
Shinsei Bank Ltd.*	126,000	164
Shionogi & Co. Ltd.	41,900	825
Shiseido Co. Ltd.	45,800	1,000
Shizuoka Bank (The) Ltd.	85,000	784
Showa Denko KK	200,000	450
Showa Shell Sekiyu KK	26,000	238
SMC Corp.	7,200	1,232
Softbank Corp.	112,100	3,878
Sojitz Corp.	175,500	384
Sony Corp.	139,200	5,013
Sony Financial Holdings, Inc.	123	497
Square Enix Holdings Co. Ltd.	9,000	160
Stanley Electric Co. Ltd.	20,500	383
Sumco Corp.*	16,500	236
Sumitomo Chemical Co. Ltd.	221,000	1,088
Sumitomo Corp.	153,300	2,167
Sumitomo Electric Industries Ltd.	101,100	1,403
Sumitomo Heavy Industries Ltd.	77,000	494
Sumitomo Metal Industries Ltd.	472,000	1,162
Sumitomo Metal Mining Co. Ltd.	73,000	1,274
Sumitomo Mitsui Financial Group, Inc.	186,619	6,642
Sumitomo Realty & Development Co. Ltd.	50,000	1,193
Sumitomo Rubber Industries Ltd.	24,300	254
Sumitomo Trust & Banking (The) Co. Ltd.	200,000	1,260
Suruga Bank Ltd.	29,000	270
Suzuken Co. Ltd.	9,200	281
Suzuki Motor Corp.	45,700	1,124
Sysmex Corp.	4,628	321
T&D Holdings, Inc.	38,250	969
Taisei Corp.	143,000	334
Taisho Pharmaceutical Co. Ltd.	19,000	416
Taiyo Nippon Sanso Corp.	37,000	326
Takashimaya Co. Ltd.	37,000	317
Takeda Pharmaceutical Co. Ltd.	103,900	5,110
TDK Corp.	17,300	1,202
Teijin Ltd.	131,000	559
Terumo Corp.	23,700	1,333
THK Co. Ltd.	17,100	393
Tobu Railway Co. Ltd.	115,000	646
Toho Co. Ltd.	14,600	234
Toho Gas Co. Ltd.	59,000	295
Tohoku Electric Power Co., Inc.	57,000	1,271
Tokio Marine Holdings, Inc.	99,400	2,969
Tokuyama Corp.	44,000	227
Tokyo Electric Power (The) Co., Inc.	196,700	4,804
Tokyo Electron Ltd.	24,100	1,524
Tokyo Gas Co. Ltd.	345,000	1,529
Tokyo Steel Manufacturing Co. Ltd.	14,400	157
Tokyo Tatemono Co. Ltd.	55,000	254
Tokyu Corp.	160,000	733
Tokyu Land Corp.	64,000	321
TonenGeneral Sekiyu KK	40,000	437
Toppan Printing Co. Ltd.	79,000	721
Toray Industries, Inc.	202,000	1,206
Toshiba Corp.	552,000	3,004
Tosoh Corp.	71,000	231
TOTO Ltd.	38,000	275
Toyo Seikan Kaisha Ltd.	21,300	405
Toyo Suisan Kaisha Ltd.	13,000	289
Toyoda Gosei Co. Ltd.	9,100	214
Toyota Boshoku Corp.	9,300	164
Toyota Industries Corp.	25,100	779
Toyota Motor Corp.	384,000	15,121
Toyota Tsusho Corp.	29,800	524
Trend Micro, Inc.*	13,800	455
Tsumura & Co.	8,300	269
Ube Industries Ltd.	135,000	405
Unicharm Corp.	17,400	691
UNY Co. Ltd.	26,500	268

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Japan - 21.8% continued
Ushio, Inc.	14,700	$280
USS Co. Ltd.	3,250	266
West Japan Railway Co.	239	893
Yahoo! Japan Corp.	2,041	791
Yakult Honsha Co. Ltd.	13,600	392
Yamada Denki Co. Ltd.	11,530	786
Yamaguchi Financial Group, Inc.	30,000	304
Yamaha Corp.	22,000	273
Yamaha Motor Co. Ltd.*	35,900	584
Yamato Holdings Co. Ltd.	55,900	795
Yamato Kogyo Co. Ltd.	6,000	181
Yamazaki Baking Co. Ltd.	17,000	205
Yaskawa Electric Corp.	32,000	302
Yokogawa Electric Corp.	30,200	240

		339,260

Mexico - 0.0%
Fresnillo PLC	24,746	645

Netherlands - 4.5%
Aegon N.V.*	219,385	1,344
Akzo Nobel N.V.	31,470	1,959
ASML Holding N.V.	58,863	2,280
Corio N.V.	8,119	521
Delta Lloyd N.V.	10,505	212
European Aeronautic Defence and Space Co. N.V.*	57,295	1,336
Fugro N.V. - CVA	9,390	773
Heineken Holding N.V.	15,501	675
Heineken N.V.	37,318	1,829
ING Groep N.V. - CVA*	531,132	5,183
Koninklijke Ahold N.V.	162,326	2,144
Koninklijke Boskalis Westminster N.V.	9,712	464
Koninklijke DSM N.V.	21,659	1,235
Koninklijke KPN N.V.	218,986	3,198
Koninklijke Philips Electronics N.V.	136,526	4,180
Koninklijke Vopak N.V.	9,899	468
QIAGEN N.V.*	32,460	635
Randstad Holding N.V.*	15,487	818
Reed Elsevier N.V.	96,607	1,196
Royal Dutch Shell PLC, Class A (London Exchange)	492,168	16,428
Royal Dutch Shell PLC, Class B (London Exchange)	374,271	12,383
SBM Offshore N.V.	23,292	523
TNT N.V.	52,118	1,378
Unilever N.V. - CVA	226,630	7,051
Wolters Kluwer N.V.	41,144	902

		69,115

New Zealand - 0.1%
Auckland International Airport Ltd.	131,897	224
Contact Energy Ltd.*	42,805	208
Fletcher Building Ltd.	85,134	508
Sky City Entertainment Group Ltd.	81,063	204
Telecom Corp. of New Zealand Ltd.	265,953	449

		1,593

Norway - 0.8%
Aker Solutions ASA	23,058	393
DnB NOR ASA	137,191	1,925
Norsk Hydro ASA	124,867	913
Orkla ASA	108,370	1,054
Renewable Energy Corp. ASA*	68,712	210
Seadrill Ltd.	39,194	1,326
Statoil ASA	152,656	3,628
Telenor ASA	116,376	1,892
Yara International ASA	26,610	1,539

		12,880

Portugal - 0.3%
Banco Comercial Portugues S.A., Class R	395,681	308
Banco Espirito Santo S.A. (Registered)	73,780	284
Brisa Auto-Estradas de Portugal S.A.	24,997	174
Cimpor Cimentos de Portugal SGPS S.A.	28,430	193
Energias de Portugal S.A.	262,294	873
Galp Energia SGPS S.A., Class B	32,467	623
Jeronimo Martins SGPS S.A.	30,424	464
Portugal Telecom SGPS S.A. (Registered)	81,807	923

		3,842

Singapore - 1.7%
Ascendas Real Estate Investment Trust	207,213	334
CapitaLand Ltd.	358,500	1,040
CapitaMall Trust	312,600	475
CapitaMalls Asia Ltd.	187,718	284
City Developments Ltd.	77,000	753
ComfortDelGro Corp. Ltd.	260,000	314
Cosco Corp. Singapore Ltd.	144,000	239
DBS Group Holdings Ltd.	239,910	2,677
Fraser and Neave Ltd.	137,563	687
Genting Singapore PLC*	851,380	1,452

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Singapore - 1.7% continued
Global Logistic Properties Ltd.*	221,238	$372
Golden Agri-Resources Ltd.	931,787	581
Jardine Cycle & Carriage Ltd.	14,576	416
Keppel Corp. Ltd.	179,000	1,578
Keppel Land Ltd.	100,611	376
Neptune Orient Lines Ltd.*	125,750	214
Olam International Ltd.	170,381	417
Oversea-Chinese Banking Corp. Ltd.	342,798	2,638
SembCorp Industries Ltd.	136,600	547
SembCorp Marine Ltd.	118,400	495
Singapore Airlines Ltd.	76,067	907
Singapore Exchange Ltd.	120,000	787
Singapore Press Holdings Ltd.	213,000	661
Singapore Technologies Engineering Ltd.	233,000	621
Singapore Telecommunications Ltd.	1,118,600	2,658
StarHub Ltd.	86,000	176
United Overseas Bank Ltd.	169,262	2,400
UOL Group Ltd.	66,700	247
Wilmar International Ltd.	269,000	1,180
Yangzijiang Shipbuilding Holdings Ltd.	205,566	306

		25,832

Spain - 3.2%
Abertis Infraestructuras S.A.	41,658	749
Acciona S.A.	3,579	254
Acerinox S.A.	14,008	246
ACS Actividades de Construccion y Servicios S.A.	19,899	933
Amadeus IT Holding S.A., Class A*	27,455	579
Banco Bilbao Vizcaya Argentaria S.A.	593,596	6,005
Banco de Sabadell S.A.	134,972	532
Banco de Valencia S.A.	30,901	136
Banco Popular Espanol S.A.	123,463	633
Banco Santander S.A.	1,143,779	12,153
Bankinter S.A.	39,917	222
Criteria Caixacorp S.A.	118,514	631
EDP Renovaveis S.A.*	30,270	176
Enagas	25,179	502
Ferrovial S.A.	61,857	615
Fomento de Construcciones y Contratas S.A.	5,366	141
Gas Natural SDG S.A.	44,269	686
Gestevision Telecinco S.A.	18,591	205
Grifols S.A.	19,516	266
Iberdrola Renovables S.A.	119,048	423
Iberdrola S.A.	577,856	4,452
Iberia Lineas Aereas de Espana*	68,317	292
Inditex S.A.	29,808	2,234
Indra Sistemas S.A.	12,695	217
Mapfre S.A.	104,432	290
Red Electrica Corp. S.A.	15,214	715
Repsol YPF S.A.	100,510	2,803
Telefonica S.A.	571,648	12,982
Zardoya Otis S.A.	19,406	273

		50,345

Sweden - 3.2%
Alfa Laval AB	47,394	999
Assa Abloy AB, Class B	43,795	1,235
Atlas Copco AB, Class A	91,692	2,315
Atlas Copco AB, Class B	54,796	1,238
Boliden AB	38,345	780
Electrolux AB, Class B	33,695	956
Getinge AB, Class B	28,088	588
Hennes & Mauritz AB, Class B	141,486	4,714
Hexagon AB*	8,897	191
Hexagon AB, Class B	26,691	572
Holmen AB, Class B	7,354	242
Husqvarna AB, Class B	56,524	472
Industrivarden AB, Class C	15,816	278
Investor AB, Class B	63,974	1,369
Kinnevik Investment AB, Class B	30,492	621
Millicom International Cellular S.A. SDR	10,679	1,024
Modern Times Group AB, Class B	7,075	468
Nordea Bank AB	447,424	4,866
Ratos AB, Class B	14,256	528
Sandvik AB	138,224	2,692
Scania AB, Class B	44,934	1,034
Securitas AB, Class B	43,936	514
Skandinaviska Enskilda Banken AB, Class A	198,028	1,651
Skanska AB, Class B	56,015	1,111
SKF AB, Class B	54,684	1,575
SSAB AB, Class A	25,323	426
Svenska Cellulosa AB, Class B	80,287	1,267
Svenska Handelsbanken AB, Class A	66,637	2,129
Swedbank AB, Class A*	98,948	1,380
Swedish Match AB	31,176	903
Tele2 AB, Class B	43,588	911
Telefonaktiebolaget LM Ericsson, Class B	417,046	4,829

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Sweden - 3.2% continued
TeliaSonera AB	307,114	$2,435
Volvo AB, Class B*	191,381	3,411

		49,724

Switzerland - 8.1%
ABB Ltd. (Registered)*	303,876	6,787
Actelion Ltd. (Registered)*	14,210	782
Adecco S.A. (Registered)	17,282	1,131
Aryzta A.G.*	7,075	327
Aryzta A.G. (Dublin Exchange)*	4,329	202
Baloise Holding A.G. (Registered)	7,020	683
Compagnie Financiere Richemont S.A., Class A (Bearer)	72,208	4,248
Credit Suisse Group A.G. (Registered)	156,346	6,309
GAM Holdings A.G.*	29,046	480
Geberit A.G. (Registered)	5,460	1,263
Givaudan S.A. (Registered)	1,139	1,230
Holcim Ltd. (Registered)	33,586	2,538
Julius Baer Group Ltd.	29,023	1,359
Kuehne + Nagel International A.G. (Registered)	7,594	1,055
Lindt & Spruengli A.G. (Participation Certificate)	120	363
Lindt & Spruengli A.G. (Registered)	16	515
Logitech International S.A. (Registered)*	25,886	493
Lonza Group A.G. (Registered)	6,377	512
Nestle S.A. (Registered)	481,196	28,190
Novartis A.G. (Registered)	293,009	17,243
Pargesa Holding S.A. (Bearer)	3,736	317
Roche Holding A.G. (Genusschein)	97,497	14,293
Schindler Holding A.G. (Partcipation Certificate)	6,828	807
Schindler Holding A.G. (Registered)	3,021	362
SGS S.A. (Registered)	769	1,289
Sika A.G. (Bearer)	287	630
Sonova Holding A.G. (Registered)	6,441	834
STMicroelectronics N.V.	89,493	928
Straumann Holding A.G. (Registered)	1,081	247
Swatch Group (The) A.G. (Bearer)	4,185	1,866
Swatch Group (The) A.G. (Registered)	6,021	486
Swiss Life Holding A.G. (Registered)*	4,307	623
Swiss Reinsurance Co. Ltd. (Registered)	48,242	2,628
Swisscom A.G. (Registered)	3,272	1,439
Syngenta A.G. (Registered)	13,055	3,824
Synthes, Inc.	8,339	1,133
Transocean Ltd.*	44,215	3,033
UBS A.G. (Registered)*	505,465	8,297
Wolseley PLC*	39,850	1,272
Zurich Financial Services A.G.	20,252	5,246

		125,264

United Kingdom - 18.9%
3i Group PLC	136,294	699
Admiral Group PLC	28,043	663
Aggreko PLC	36,523	844
AMEC PLC	46,506	835
Anglo American PLC	183,042	9,538
Antofagasta PLC	55,356	1,395
ARM Holdings PLC	184,104	1,253
Associated British Foods PLC	50,043	921
AstraZeneca PLC	199,054	9,111
Autonomy Corp. PLC*	30,392	714
Aviva PLC	388,408	2,389
Babcock International Group PLC	50,506	450
BAE Systems PLC	467,693	2,407
Balfour Beatty PLC	97,491	476
Barclays PLC	1,588,488	6,535
BG Group PLC	469,067	9,491
BHP Billiton PLC	306,409	12,216
BP PLC	2,608,310	19,111
British Airways PLC*	81,075	345
British American Tobacco PLC	277,214	10,672
British Land Co. PLC	123,529	1,011
British Sky Broadcasting Group PLC	159,961	1,836
BT Group PLC	1,065,626	3,008
Bunzl PLC	46,078	517
Burberry Group PLC	61,024	1,070
Cable & Wireless Worldwide PLC	368,612	378
Cairn Energy PLC*	196,514	1,289
Capita Group (The) PLC	81,503	885
Capital Shopping Centres Group PLC	65,543	427
Carnival PLC	24,517	1,141
Centrica PLC	708,132	3,664
Cobham PLC	161,121	512
Compass Group PLC	262,489	2,380
Diageo PLC	347,278	6,432
Essar Energy PLC*	47,678	431
Eurasian Natural Resources Corp. PLC	36,176	592
FirstGroup PLC	68,409	425
G4S PLC	198,007	787
GlaxoSmithKline PLC	721,137	14,007

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
United Kingdom - 18.9% continued
Hammerson PLC	98,743	$643
Home Retail Group PLC	123,243	363
HSBC Holdings PLC	2,445,349	24,918
ICAP PLC	78,225	653
Imperial Tobacco Group PLC	140,822	4,320
Inmarsat PLC	61,266	644
Intercontinental Hotels Group PLC	39,226	761
International Power PLC	213,752	1,459
Intertek Group PLC	22,360	619
Invensys PLC	113,321	626
Investec PLC	59,535	490
ITV PLC*	518,651	567
J. Sainsbury PLC	169,195	993
Johnson Matthey PLC	30,144	959
Kazakhmys PLC	30,061	758
Kingfisher PLC	331,625	1,363
Land Securities Group PLC	101,402	1,067
Legal & General Group PLC	823,113	1,243
Lloyds Banking Group PLC*	5,669,197	5,814
London Stock Exchange Group PLC	20,581	269
Lonmin PLC*	21,711	667
Man Group PLC	240,386	1,111
Marks & Spencer Group PLC	222,116	1,279
National Grid PLC	487,807	4,253
Next PLC	24,346	750
Old Mutual PLC	762,609	1,465
Pearson PLC	113,896	1,799
Petrofac Ltd.	36,347	900
Prudential PLC	349,289	3,643
Randgold Resources Ltd.	12,652	1,041
Reckitt Benckiser Group PLC	85,972	4,728
Reed Elsevier PLC	170,351	1,439
Resolution Ltd.	205,742	751
Rexam PLC	123,061	638
Rio Tinto PLC	201,319	14,119
Rolls-Royce Group PLC*	253,830	2,466
Royal Bank of Scotland Group PLC*	2,374,015	1,454
RSA Insurance Group PLC	492,242	962
SABMiller PLC	131,341	4,619
Sage Group (The) PLC	184,442	787
Schroders PLC	15,709	455
Scottish & Southern Energy PLC	126,121	2,410
Segro PLC	103,163	461
Serco Group PLC	68,898	597
Severn Trent PLC	33,197	765
Smith & Nephew PLC	124,608	1,309
Smiths Group PLC	54,682	1,062
Standard Chartered PLC	323,942	8,722
Standard Life PLC	320,703	1,081
Tesco PLC	1,111,253	7,368
Thomas Cook Group PLC	120,737	358
TUI Travel PLC	77,457	297
Tullow Oil PLC	124,136	2,443
Unilever PLC	177,770	5,436
United Utilities Group PLC	95,642	884
Vedanta Resources PLC	17,111	673
Vodafone Group PLC	7,329,953	19,085
Weir Group (The) PLC	29,127	808
Whitbread PLC	24,744	691
WM Morrison Supermarkets PLC	297,800	1,243
WPP PLC	176,076	2,176
Xstrata PLC	285,439	6,720

		293,301

Total Common Stocks (Cost $1,351,403) (1)		1,526,057

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	7,249	373
Fresenius S.E.	11,316	969
Henkel A.G. & Co. KGaA	25,030	1,556
Porsche Automobil Holding S.E.	12,287	979
ProSieben Sat.1 Media A.G.	11,548	348
RWE A.G.	5,492	352
Volkswagen A.G.	23,502	3,808

		8,385

Total Preferred Stocks (Cost $5,258) (1)		8,385

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	7,317,815	$7,318

Total Investment Companies (Cost $7,318)		7,318

Total Investments - 99.3% (Cost $1,363,979)		1,541,760

Other Assets less Liabilities - 0.7%		11,448

NET ASSETS - 100.0%		$1,553,208

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,696,000 with net sales of approximately $4,378,000 during the nine months ended December 31, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Euro Stoxx 50 (Euro)	159	$5,936	Long	3/11	$(133)
FTSE 100 Index (British Pound)	56	5,145	Long	3/11	(23)
Hang Seng Index (Hong Kong Dollar)	5	740	Long	1/11	16
SPI 200 (Australian Dollar)	16	1,934	Long	3/11	(19)
TOPIX Index (Japanese Yen)	17	1,876	Long	3/11	35
Yen Denom Nikkei (Japanese Yen)	47	2,955	Long	3/11	(18)

Total					$(142)

At December 31, 2010, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.2%
Japanese Yen	22.1
British Pound	21.3
Australian Dollar	8.8
Swiss Franc	8.0
All other currencies less than 5%	10.6

Total	100.0%

At December 31, 2010, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.5%
Consumer Staples	10.0
Energy	7.9
Financials	23.8
Health Care	8.2
Industrials	12.7
Information Technology	5.0
Materials	11.5
Telecommunication Services	5.4
Utilities	5.0

Total	100.0%

At December 31, 2010, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
United States
Dollar	500	Swiss Franc	467	1/4/11	$—
Swiss Franc	500	Japanese Yen	43,538	1/5/11	1
Australian Dollar	1,065	United States Dollar	1,050	3/16/11	(29)
Australian Dollar	506	United States Dollar	500	3/16/11	(12)
Australian Dollar	201	United States Dollar	200	3/16/11	(4)
Australian Dollar	150	United States Dollar	150	3/16/11	(2)
British Pound	2,912	United States Dollar	4500	3/16/11	(38)
British Pound	781	United States Dollar	1,200	3/16/11	(16)
British Pound	389	United States Dollar	600	3/16/11	(6)
British Pound	260	United States Dollar	400	3/16/11	(6)
British Pound	159	United States Dollar	250	3/16/11	3
Euro	4,813	United States Dollar	6,300	3/16/11	(130)

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	1,375	United States Dollar	1800	3/16/11	$(37)
Euro	610	United States Dollar	800	3/16/11	(15)
Euro	381	United States Dollar	500	3/16/11	(10)
Hong Kong Dollar	1,973	United States Dollar	254	3/16/11	—
Japanese Yen	209,138	United States Dollar	2,500	3/16/11	(78)
Japanese Yen	108,554	United States Dollar	1,300	3/16/11	(38)
Japanese Yen	49,718	United States Dollar	600	3/16/11	(13)
Japanese Yen	32,972	United States Dollar	400	3/16/11	(6)
Singapore Dollar	394	United States Dollar	300	3/16/11	(7)
Swiss Franc	619	United States Dollar	630	3/16/11	(32)
Swiss Franc	476	United States Dollar	500	3/16/11	(9)
Swiss Franc	933	United States Dollar	1,000	3/16/11	—
United States Dollar	125	Australian Dollar	128	3/16/11	5
United States Dollar	350	Australian Dollar	356	3/16/11	11
United States Dollar	400	Australian Dollar	406	3/16/11	12
United States Dollar	1,600	Australian Dollar	1,612	3/16/11	34
United States Dollar	874	Australian Dollar	900	3/16/11	38
United States Dollar	4,512	British Pound	2,872	3/16/11	(36)
United States Dollar	250	British Pound	158	3/16/11	(4)
United States Dollar	200	British Pound	128	3/16/11	—
United States Dollar	300	British Pound	193	3/16/11	—
United States Dollar	400	British Pound	260	3/16/11	5
United States Dollar	3,100	British Pound	2,013	3/16/11	36
United States Dollar	300	Euro	224	3/16/11	—
United States Dollar	150	Euro	113	3/16/11	1
United States Dollar	250	Euro	189	3/16/11	2
United States Dollar	400	Euro	303	3/16/11	4
United States Dollar	400	Euro	304	3/16/11	6
United States Dollar	2,200	Euro	1,675	3/16/11	37
United States Dollar	2,000	Euro	1,531	3/16/11	46
United States Dollar	6,711	Euro	5,082	3/16/11	79
United States Dollar	120	Japanese Yen	10,033	3/16/11	4
United States Dollar	200	Japanese Yen	16,665	3/16/11	5
United States Dollar	200	Japanese Yen	16,786	3/16/11	7
United States Dollar	400	Japanese Yen	33,666	3/16/11	15
United States Dollar	3,100	Japanese Yen	256,788	3/16/11	65
United States Dollar	2,904	Japanese Yen	242,821	3/16/11	89
United States Dollar	320	Singapore Dollar	419	3/16/11	6
United States Dollar	125	Swiss Franc	121	3/16/11	4
United States Dollar	150	Swiss Franc	145	3/16/11	5
United States Dollar	450	Swiss Franc	434	3/16/11	14
United States Dollar	1,200	Swiss Franc	1,151	3/16/11	33

Total					$39

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,414,357

Gross tax appreciation of investments	$275,781
Gross tax depreciation of investments	(148,378)

Net tax appreciation of investments	$127,403

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). For foreign securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established prodedures, the triggers were met on December 31, 2010, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock
Consumer Discretionary	$—	$155,937	$—	$155,937
Consumer Staples	—	152,209	—	152,209
Energy	—	120,675	—	120,675
Financials		363,990	—	363,990
Health Care	—	124,782	—	124,782
Industrials	356	195,230	—	195,586
Information Technology	—	76,726	—	76,726
Materials	—	176,136	—	176,136
Telecommunication Services	—	83,139	—	83,139
Utilities	—	76,877	—	76,877
Preferred Stocks
Consumer Discretionary	—	5,508	—	5,508
Consumer Staples	—	1,556	—	1,556
Health Care	—	969	—	969
Utilities	—	352	—	352
Investment Companies	7,318	—	—	7,318

Total Investments	$7,674	$1,534,086	$—	$1,541,760

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$51	$—	$—	$51
Forward Foreign Currency Exchange Contracts	—	567	—	567
Liabilities
Futures Contracts	(193)	—	—	(193)
Forward Foreign Currency Exchange Contracts	—	(528)	—	(528)

Total Other Financial Instruments	$(142)	$39	$—	$(103)

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Advertising - 0.2%
Harte-Hanks, Inc.	15,543	$198
Lamar Advertising Co., Class A*	22,762	907

		1,105

Aerospace/Defense - 0.6%
Alliant Techsystems, Inc.*	13,220	984
BE Aerospace, Inc.*	40,656	1,505

		2,489

Agriculture - 0.1%
Universal Corp.	9,317	379

Airlines - 0.4%
AirTran Holdings, Inc.*	54,569	403
Alaska Air Group, Inc.*	14,543	824
JetBlue Airways Corp.*	81,009	536

		1,763

Apparel - 1.0%
Deckers Outdoor Corp.*	15,325	1,222
Hanesbrands, Inc.*	38,049	966
Timberland (The) Co., Class A*	15,286	376
Under Armour, Inc., Class A*	13,992	767
Warnaco Group (The), Inc.*	17,695	975

		4,306

Auto Manufacturers - 0.3%
Oshkosh Corp.*	36,049	1,270

Auto Parts & Equipment - 0.7%
BorgWarner, Inc.*	45,237	3,273

Banks - 3.6%
Associated Banc-Corp	68,757	1,042
BancorpSouth, Inc.	29,258	467
Bank of Hawaii Corp.	19,204	906
Cathay General Bancorp	31,381	524
City National Corp.	18,449	1,132
Commerce Bancshares, Inc.	30,867	1,226
Cullen/Frost Bankers, Inc.	24,277	1,484
East West Bancorp, Inc.	58,821	1,150
FirstMerit Corp.	43,242	856
Fulton Financial Corp.	79,041	817
International Bancshares Corp.	20,936	419
PacWest Bancorp	12,432	266
Prosperity Bancshares, Inc.	18,547	728
SVB Financial Group*	16,700	886
Synovus Financial Corp.	312,065	824
TCF Financial Corp.	50,417	747
Trustmark Corp.	22,343	555
Valley National Bancorp	64,125	917
Webster Financial Corp.	29,133	574
Westamerica Bancorporation	11,593	643

		16,163

Beverages - 0.7%
Green Mountain Coffee Roasters, Inc.*	46,098	1,515
Hansen Natural Corp.*	27,487	1,437

		2,952

Biotechnology - 1.3%
Bio-Rad Laboratories, Inc., Class A*	7,733	803
Charles River Laboratories International, Inc.*	22,937	815
United Therapeutics Corp.*	19,931	1,260
Vertex Pharmaceuticals, Inc.*	80,822	2,831

		5,709

Building Materials - 0.7%
Lennox International, Inc.	17,962	849
Louisiana-Pacific Corp.*	52,378	496
Martin Marietta Materials, Inc.	18,114	1,671

		3,016

Chemicals - 3.1%
Albemarle Corp.	36,427	2,032
Ashland, Inc.	31,339	1,594
Cabot Corp.	26,006	979
Cytec Industries, Inc.	19,634	1,042
Intrepid Potash, Inc.*	17,709	660
Lubrizol Corp.	26,062	2,786
Minerals Technologies, Inc.	7,391	483
NewMarket Corp.	3,904	482
Olin Corp.	31,599	648
RPM International, Inc.	51,262	1,133
Sensient Technologies Corp.	19,762	726
Valspar Corp.	39,161	1,350

		13,915

Coal - 0.6%
Arch Coal, Inc.	64,630	2,266
Patriot Coal Corp.*	31,496	610

		2,876

Commercial Services - 4.8%
Aaron’s, Inc.	29,009	592
Alliance Data Systems Corp.*	20,664	1,468

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Commercial Services - 4.8% continued
Career Education Corp.*	26,197	$543
Convergys Corp.*	48,362	637
CoreLogic, Inc.	41,353	766
Corporate Executive Board (The) Co.	13,631	512
Corrections Corp. of America*	43,841	1,099
Deluxe Corp.	20,516	472
FTI Consulting, Inc.*	18,437	687
Gartner, Inc.*	29,046	964
Global Payments, Inc.	31,672	1,464
ITT Educational Services, Inc.*	10,397	662
Korn/Ferry International*	18,397	425
Lender Processing Services, Inc.	36,451	1,076
Manpower, Inc.	32,441	2,036
Navigant Consulting, Inc.*	19,486	179
Pharmaceutical Product Development, Inc.	47,221	1,282
Rent-A-Center, Inc.	25,525	824
Rollins, Inc.	25,080	495
SEI Investments Co.	58,026	1,380
Service Corp. International	97,143	801
Sotheby’s	26,663	1,200
Strayer Education, Inc.	5,379	819
Towers Watson & Co., Class A	18,005	937
TravelCenters of America LLC - (Fractional Shares) (1)*	80,000	—
United Rentals, Inc.*	24,076	548

		21,868

Computers - 2.3%
Cadence Design Systems, Inc.*	106,235	878
Diebold, Inc.	26,116	837
DST Systems, Inc.	14,315	635
Jack Henry & Associates, Inc.	34,031	992
Mentor Graphics Corp.*	43,589	523
MICROS Systems, Inc.*	32,065	1,406
NCR Corp.*	63,340	974
Riverbed Technology, Inc.*	58,460	2,056
SRA International, Inc., Class A*	16,843	344
Synopsys, Inc.*	59,094	1,590

		10,235

Cosmetics/Personal Care - 0.3%
Alberto-Culver Co.	34,149	1,265

Distribution/Wholesale - 1.2%
Fossil, Inc.*	20,486	1,444
Ingram Micro, Inc., Class A*	62,301	1,189
LKQ Corp.*	57,422	1,305
Owens & Minor, Inc.	25,188	741
Watsco, Inc.	11,097	700

		5,379

Diversified Financial Services - 2.0%
Affiliated Managers Group, Inc.*	20,508	2,035
Eaton Vance Corp.	47,046	1,422
Greenhill & Co., Inc.	10,032	819
Jefferies Group, Inc.	49,171	1,310
Raymond James Financial, Inc.	39,736	1,299
Tech Data Corp.*	18,525	816
Waddell & Reed Financial, Inc., Class A	33,952	1,198

		8,899

Electric - 3.3%
Alliant Energy Corp.	44,126	1,623
Black Hills Corp.	15,402	462
Cleco Corp.	24,180	744
DPL, Inc.	47,362	1,218
Dynegy, Inc.*	41,265	232
Great Plains Energy, Inc.	53,901	1,045
Hawaiian Electric Industries, Inc.	37,472	854
IDACORP, Inc.	19,546	723
MDU Resources Group, Inc.	74,887	1,518
NSTAR	41,266	1,741
NV Energy, Inc.	93,404	1,312
OGE Energy Corp.	38,806	1,767
PNM Resources, Inc.	34,179	445
Westar Energy, Inc.	44,334	1,115

		14,799

Electrical Components & Equipment - 1.3%
AMETEK, Inc.	63,666	2,499
Energizer Holdings, Inc.*	28,063	2,046
Hubbell, Inc., Class B	23,865	1,435

		5,980

Electronics - 3.0%
Arrow Electronics, Inc.*	46,019	1,576
Avnet, Inc.*	60,405	1,995
Gentex Corp.	55,803	1,650
Itron, Inc.*	16,061	891
Mettler-Toledo International, Inc.*	13,067	1,976
National Instruments Corp.	23,348	879
Thomas & Betts Corp.*	20,623	996
Trimble Navigation Ltd.*	47,766	1,907

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Electronics - 3.0% continued
Vishay Intertechnology, Inc.*	65,549	$962
Woodward Governor Co.	23,559	885

		13,717

Engineering & Construction - 1.3%
Aecom Technology Corp.*	47,138	1,318
Granite Construction, Inc.	13,612	373
KBR, Inc.	59,896	1,825
Shaw Group (The), Inc.*	33,789	1,157
URS Corp.*	32,891	1,369

		6,042

Entertainment - 0.5%
Bally Technologies, Inc.*	21,273	897
DreamWorks Animation SKG, Inc., Class A*	28,467	839
International Speedway Corp., Class A	11,847	310
Scientific Games Corp., Class A*	25,484	254

		2,300

Environmental Control - 0.5%
Clean Harbors, Inc.*	9,128	767
Mine Safety Appliances Co.	12,418	387
Waste Connections, Inc.	45,801	1,261

		2,415

Food - 1.4%
Corn Products International, Inc.	30,073	1,383
Flowers Foods, Inc.	30,179	812
Lancaster Colony Corp.	7,651	438
Ralcorp Holdings, Inc.*	21,845	1,420
Ruddick Corp.	17,003	627
Smithfield Foods, Inc.*	65,979	1,361
Tootsie Roll Industries, Inc.	9,738	282

		6,323

Forest Products & Paper - 0.5%
Potlatch Corp.	15,912	518
Rayonier, Inc.	32,069	1,684

		2,202

Gas - 2.5%
AGL Resources, Inc.	31,054	1,113
Atmos Energy Corp.	35,975	1,122
Energen Corp.	28,606	1,381
National Fuel Gas Co.	32,707	2,146
Questar Corp.	69,440	1,209
Southern Union Co.	49,461	1,191
UGI Corp.	43,974	1,389
Vectren Corp.	32,522	825
WGL Holdings, Inc.	20,347	728

		11,104

Hand/Machine Tools - 1.0%
Baldor Electric Co.	18,745	1,182
Kennametal, Inc.	32,632	1,287
Lincoln Electric Holdings, Inc.	16,802	1,097
Regal-Beloit Corp.	15,336	1,024

		4,590

Healthcare - Products - 4.7%
Beckman Coulter, Inc.	27,535	2,072
Edwards Lifesciences Corp.*	45,418	3,672
Gen-Probe, Inc.*	19,174	1,119
Henry Schein, Inc.*	36,707	2,253
Hill-Rom Holdings, Inc.	25,072	987
Hologic, Inc.*	103,327	1,945
IDEXX Laboratories, Inc.*	22,877	1,584
Immucor, Inc.*	27,809	551
Kinetic Concepts, Inc.*	24,882	1,042
Masimo Corp.	23,437	681
ResMed, Inc.*	60,129	2,083
STERIS Corp.	23,516	857
Techne Corp.	14,762	969
Teleflex, Inc.	15,886	855
Thoratec Corp.*	23,224	658

		21,328

Healthcare - Services - 2.3%
Community Health Systems, Inc.*	36,889	1,379
Covance, Inc.*	25,771	1,325
Health Management Associates, Inc., Class A*	99,496	949
Health Net, Inc.*	38,221	1,043
Kindred Healthcare, Inc.*	15,797	290
LifePoint Hospitals, Inc.*	20,954	770
Lincare Holdings, Inc.	38,766	1,040
Mednax, Inc.*	18,946	1,275
Universal Health Services, Inc., Class B	38,648	1,678
WellCare Health Plans, Inc.*	16,884	510

		10,259

Home Builders - 1.0%
KB Home	28,632	386
MDC Holdings, Inc.	14,972	431

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Home Builders - 1.0% continued
NVR, Inc.*	2,242	$1,549
Ryland Group (The), Inc.	17,765	303
Thor Industries, Inc.	17,006	577
Toll Brothers, Inc.*	57,364	1,090

		4,336

Household Products/Wares - 1.0%
American Greetings Corp., Class A	16,261	360
Church & Dwight Co., Inc.	28,302	1,953
Scotts Miracle-Gro (The) Co., Class A	18,269	928
Tupperware Brands Corp.	25,103	1,197

		4,438

Insurance - 3.9%
American Financial Group, Inc.	31,247	1,009
Arthur J. Gallagher & Co.	42,131	1,225
Brown & Brown, Inc.	46,476	1,113
Everest Re Group Ltd.	21,717	1,842
Fidelity National Financial, Inc., Class A	90,198	1,234
First American Financial Corp.	41,020	613
Hanover Insurance Group (The), Inc.	17,953	839
HCC Insurance Holdings, Inc.	45,823	1,326
Mercury General Corp.	14,191	610
Old Republic International Corp.	101,185	1,379
Protective Life Corp.	34,003	906
Reinsurance Group of America, Inc.	29,068	1,561
StanCorp Financial Group, Inc.	18,383	830
Transatlantic Holdings, Inc.	25,140	1,298
Unitrin, Inc.	20,029	491
W.R. Berkley Corp.	47,536	1,302

		17,578

Internet - 1.3%
AOL, Inc.*	42,394	1,005
Digital River, Inc.*	15,861	546
Equinix, Inc.*	18,283	1,486
Rackspace Hosting, Inc.*	38,596	1,212
TIBCO Software, Inc.*	66,410	1,309
ValueClick, Inc.*	32,493	521

		6,079

Investment Companies - 0.2%
Apollo Investment Corp.	77,568	859

Iron/Steel - 0.8%
Carpenter Technology Corp.	17,502	704
Reliance Steel & Aluminum Co.	29,682	1,517
Steel Dynamics, Inc.	86,336	1,580

		3,801

Leisure Time - 0.6%
Life Time Fitness, Inc.*	16,608	681
Polaris Industries, Inc.	13,456	1,050
WMS Industries, Inc.*	22,935	1,037

		2,768

Lodging - 0.1%
Boyd Gaming Corp.*	22,789	242

Machinery - Construction & Mining - 1.7%
Bucyrus International, Inc.	32,223	2,881
Joy Global, Inc.	41,082	3,564
Terex Corp.*	43,308	1,344

		7,789

Machinery - Diversified - 1.9%
AGCO Corp.*	37,020	1,875
Gardner Denver, Inc.	20,867	1,436
Graco, Inc.	23,820	940
IDEX Corp.	32,555	1,274
Nordson Corp.	13,507	1,241
Wabtec Corp.	19,057	1,008
Zebra Technologies Corp., Class A*	22,485	854

		8,628

Media - 0.7%
FactSet Research Systems, Inc.	18,439	1,729
John Wiley & Sons, Inc., Class A	18,405	833
New York Times (The) Co., Class A*	46,849	459
Scholastic Corp.	9,380	277

		3,298

Metal Fabrication/Hardware - 0.8%
Commercial Metals Co.	45,727	759
Timken (The) Co.	32,044	1,529
Valmont Industries, Inc.	8,500	754
Worthington Industries, Inc.	21,729	400

		3,442

Mining - 0.3%
Compass Minerals International, Inc.	13,025	1,163

Miscellaneous Manufacturing - 2.6%
Acuity Brands, Inc.	17,135	988
Aptargroup, Inc.	26,693	1,270
Brink’s (The) Co.	18,382	494

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Miscellaneous Manufacturing - 2.6% continued
Carlisle Cos., Inc.	24,252	$964
Crane Co.	18,350	754
Donaldson Co., Inc.	30,423	1,773
Eastman Kodak Co.*	106,694	572
Harsco Corp.	32,017	907
Matthews International Corp., Class A	11,669	408
Pentair, Inc.	39,224	1,432
SPX Corp.	19,959	1,427
Trinity Industries, Inc.	31,926	849

		11,838

Office Furnishings - 0.2%
Herman Miller, Inc.	22,481	569
HNI Corp.	17,780	554

		1,123

Oil & Gas - 3.5%
Atwood Oceanics, Inc.*	22,310	834
Bill Barrett Corp.*	18,462	759
Cimarex Energy Co.	33,690	2,983
Comstock Resources, Inc.*	18,794	462
Forest Oil Corp.*	45,100	1,712
Frontier Oil Corp.*	42,006	757
Patterson-UTI Energy, Inc.	61,303	1,321
Plains Exploration & Production Co.*	55,708	1,790
Pride International, Inc.*	69,891	2,306
Quicksilver Resources, Inc.*	46,718	689
SM Energy Co.	25,085	1,478
Unit Corp.*	15,804	735

		15,826

Oil & Gas Services - 1.1%
Dril-Quip, Inc.*	13,644	1,061
Exterran Holdings, Inc.*	25,136	602
Helix Energy Solutions Group, Inc.*	41,954	509
Oceaneering International, Inc.*	21,531	1,585
Superior Energy Services, Inc.*	31,346	1,097

		4,854

Packaging & Containers - 1.3%
Greif, Inc., Class A	12,401	768
Packaging Corp. of America	40,792	1,054
Rock-Tenn Co., Class A	15,471	835
Silgan Holdings, Inc.	20,011	716
Sonoco Products Co.	40,957	1,379
Temple-Inland, Inc.	42,828	910

		5,662

Pharmaceuticals - 1.4%
Endo Pharmaceuticals Holdings, Inc.*	45,963	1,641
Medicis Pharmaceutical Corp., Class A	24,088	645
Omnicare, Inc.	46,290	1,175
Perrigo Co.	33,013	2,091
VCA Antech, Inc.*	34,201	797

		6,349

Real Estate - 0.3%
Jones Lang LaSalle, Inc.	16,965	1,424

Real Estate Investment Trusts - 6.9%
Alexandria Real Estate Equities, Inc.	22,008	1,612
AMB Property Corp.	66,963	2,123
BRE Properties, Inc.	25,496	1,109
Camden Property Trust	27,316	1,475
Corporate Office Properties Trust	26,601	930
Cousins Properties, Inc.	40,929	341
Duke Realty Corp.	100,160	1,248
Equity One, Inc.	18,320	333
Essex Property Trust, Inc.	12,473	1,425
Federal Realty Investment Trust	24,486	1,908
Highwoods Properties, Inc.	28,499	908
Hospitality Properties Trust	49,048	1,130
Liberty Property Trust	45,407	1,449
Macerich (The) Co.	51,738	2,451
Mack-Cali Realty Corp.	31,607	1,045
Nationwide Health Properties, Inc.	50,233	1,828
Omega Healthcare Investors, Inc.	39,173	879
Realty Income Corp.	46,622	1,594
Regency Centers Corp.	32,556	1,375
Senior Housing Properties Trust	55,679	1,222
SL Green Realty Corp.	31,113	2,100
UDR, Inc.	72,445	1,704
Weingarten Realty Investors	47,857	1,137

		31,326

Retail - 7.3%
99 Cents Only Stores*	18,986	303
Advance Auto Parts, Inc.	33,429	2,211
Aeropostale, Inc.*	36,710	905
American Eagle Outfitters, Inc.	77,698	1,137
AnnTaylor Stores Corp.*	23,298	638
Barnes & Noble, Inc.	15,072	213

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Retail - 7.3% continued
BJ’s Wholesale Club, Inc.*	21,703	$1,040
Bob Evans Farms, Inc.	12,108	399
Brinker International, Inc.	36,655	765
Cheesecake Factory (The), Inc.*	23,532	721
Chico’s FAS, Inc.	71,008	854
Chipotle Mexican Grill, Inc.,*	12,307	2,617
Collective Brands, Inc.*	25,787	544
Copart, Inc.*	27,702	1,035
Dick’s Sporting Goods, Inc.*	35,229	1,321
Dollar Tree, Inc.*	49,795	2,793
Dress Barn(The), Inc.*	27,484	726
Foot Locker, Inc.	61,820	1,213
Guess?, Inc.	25,232	1,194
J. Crew Group, Inc.*	25,403	1,096
MSC Industrial Direct Co., Class A	17,720	1,146
Office Depot, Inc.*	110,003	594
Panera Bread Co., Class A*	12,112	1,226
PetSmart, Inc.	46,763	1,862
Phillips-Van Heusen Corp.	26,384	1,662
Regis Corp.	22,984	382
Saks, Inc.*	63,942	684
Tractor Supply Co.	28,991	1,406
Wendy’s/Arby’s Group, Inc., Class A	127,878	591
Williams-Sonoma, Inc.	42,210	1,506

		32,784

Savings & Loans - 1.4%
Astoria Financial Corp.	32,931	458
First Niagara Financial Group, Inc.	83,095	1,162
New York Community Bancorp, Inc.	173,227	3,265
NewAlliance Bancshares, Inc.	41,715	625
Washington Federal, Inc.	44,863	759

		6,269

Semiconductors - 3.6%
Atmel Corp.*	182,260	2,245
Cree, Inc.*	43,134	2,842
Fairchild Semiconductor International, Inc.*	49,259	769
Integrated Device Technology, Inc.*	61,636	411
International Rectifier Corp.*	27,755	824
Intersil Corp., Class A	49,438	755
Lam Research Corp.*	48,903	2,532
Rovi Corp.*	41,830	2,594
Semtech Corp.*	24,799	562
Silicon Laboratories, Inc.*	17,282	795
Skyworks Solutions, Inc.*	72,898	2,087

		16,416

Software - 3.1%
ACI Worldwide, Inc.*	13,397	360
Acxiom Corp.*	31,903	547
Advent Software, Inc.*	6,335	367
Allscripts Healthcare Solutions, Inc.*	74,397	1,433
ANSYS, Inc.*	36,199	1,885
Broadridge Financial Solutions, Inc.	49,696	1,090
Concur Technologies, Inc.*	18,142	942
Fair Isaac Corp.	16,135	377
Informatica Corp.*	37,334	1,644
Mantech International Corp., Class A*	8,986	371
MSCI, Inc., Class A*	47,226	1,840
Parametric Technology Corp.*	46,877	1,056
Quest Software, Inc.*	23,678	657
Solera Holdings, Inc.	27,956	1,435

		14,004

Telecommunications - 2.2%
ADTRAN, Inc.	25,088	908
Ciena Corp.*	37,194	783
Cincinnati Bell, Inc.*	81,259	227
CommScope, Inc.*	37,785	1,180
NeuStar, Inc., Class A*	29,311	764
Plantronics, Inc.	18,939	705
Polycom, Inc.*	33,965	1,324
RF Micro Devices, Inc.*	109,256	803
Syniverse Holdings, Inc.*	27,904	861
Telephone & Data Systems, Inc.	36,513	1,334
tw telecom, inc.*	60,153	1,026

		9,915

Textiles - 0.3%
Mohawk Industries, Inc.*	22,362	1,269

Transportation - 1.9%
Alexander & Baldwin, Inc.	16,425	657
Con-way, Inc.	21,784	797
J.B. Hunt Transport Services, Inc.	35,351	1,443
Kansas City Southern*	40,805	1,953
Kirby Corp.*	21,312	939
Landstar System, Inc.	19,409	794
Overseas Shipholding Group, Inc.	10,652	377
Tidewater, Inc.	20,447	1,101

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Transportation - 1.9% continued
Werner Enterprises, Inc.	17,465	$395

		8,456

Trucking & Leasing - 0.1%
GATX Corp.	18,359	648

Water - 0.3%
Aqua America, Inc.	54,745	1,231

Total Common Stocks (Cost $362,606)		441,736

INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	6,918,931	6,919

Total Investment Companies (Cost $6,919)		6,919

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	16	$—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.00%, 5/5/11(4)	$1,330	$1,329

Total Short-Term Investments (Cost $1,329)		1,329

Total Investments - 99.8% (Cost $370,854)		449,984

Other Assets less Liabilities - 0.2%		913

NET ASSETS - 100.0%		$450,897

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $7,308,000 with net sales of approximately $389,000 during the nine months ended December 31, 2010.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P Midcap 400 E-Mini	99	$8,962	Long	3/11	$188

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$389,817

Gross tax appreciation of investments	$82,402
Gross tax depreciation of investments	(22,235)

Net tax appreciation of investments	$60,167

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$441,736	(1)	$—	$—	$441,736
Investment Companies	6,919		—	—	6,919
Short-Term Investments	—		1,329	—	1,329

Total Investments	$448,655		$1,329	$—	$449,984

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$188		$—	$—	$188

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1%
Advertising - 0.1%
APAC Customer Services, Inc.*	9,593	$58
Harte-Hanks, Inc.	12,420	159
Marchex, Inc., Class B	5,500	52

		269

Aerospace/Defense - 1.3%
AAR Corp.*	12,130	333
Aerovironment, Inc.*	4,984	134
Astronics Corp.*	3,156	66
Cubic Corp.	4,877	230
Curtiss-Wright Corp.	14,426	479
Ducommun, Inc.	3,544	77
Esterline Technologies Corp.*	9,389	644
GenCorp, Inc.*	16,919	88
HEICO Corp.	9,258	472
Herley Industries, Inc.*	4,672	81
Kaman Corp.	8,222	239
Kratos Defense & Security Solutions, Inc.*	5,803	76
LMI Aerospace, Inc.*	2,966	47
Moog, Inc., Class A*	14,325	570
National Presto Industries, Inc.	1,539	200
Orbital Sciences Corp.*	18,037	309
Teledyne Technologies, Inc.*	10,978	483
Triumph Group, Inc.	5,240	469

		4,997

Agriculture - 0.3%
Alico, Inc.	900	22
Alliance One International, Inc.*	27,557	117
Andersons (The), Inc.	5,583	203
Cadiz, Inc.*	3,684	46
Griffin Land & Nurseries, Inc.	878	28
Limoneira Co.	2,814	81
MGP Ingredients, Inc.	4,421	49
Star Scientific, Inc.*	29,693	58
Tejon Ranch Co.*	3,863	106
Universal Corp.	7,452	303
Vector Group Ltd.	14,495	251

		1,264

Airlines - 0.7%
AirTran Holdings, Inc.*	43,326	320
Alaska Air Group, Inc.*	11,257	638
Allegiant Travel Co.	4,838	238
Hawaiian Holdings, Inc.*	16,182	127
JetBlue Airways Corp.*	77,577	513
Pinnacle Airlines Corp.*	6,785	54
Republic Airways Holdings, Inc.*	14,579	107
Skywest, Inc.	17,498	273
US Airways Group, Inc.*	49,899	499

		2,769

Apparel - 1.9%
American Apparel, Inc.*	7,871	13
Carter’s, Inc.*	18,844	556
Cherokee, Inc.	2,552	48
Columbia Sportswear Co.	3,666	221
CROCS, Inc.*	27,082	464
Deckers Outdoor Corp.*	12,028	959
Delta Apparel, Inc.*	1,723	23
G-III Apparel Group Ltd.*	4,928	173
Iconix Brand Group, Inc.*	22,937	443
Joe’s Jeans, Inc.*	11,722	18
Jones Group (The), Inc.	27,749	431
K-Swiss, Inc., Class A*	8,045	100
Lacrosse Footwear, Inc.	1,360	22
Maidenform Brands, Inc.*	7,329	174
Oxford Industries, Inc.	4,053	104
Perry Ellis International, Inc.*	3,158	87
Quiksilver, Inc.*	40,396	205
R.G. Barry Corp.	2,522	28
Skechers U.S.A., Inc., Class A*	10,927	219
Steven Madden Ltd.*	7,595	317
Timberland (The) Co., Class A*	12,824	315
True Religion Apparel, Inc.*	8,207	183
Under Armour, Inc., Class A*	10,982	602
Unifi, Inc.*	4,079	69
Volcom, Inc.	6,459	122
Warnaco Group (The), Inc.*	13,913	766
Weyco Group, Inc.	2,059	51
Wolverine World Wide, Inc.	15,498	494

		7,207

Auto Manufacturers - 0.1%
Force Protection, Inc.*	22,989	127
Wabash National Corp.*	21,296	252

		379

Auto Parts & Equipment - 1.2%
American Axle & Manufacturing Holdings, Inc.*	19,389	249
Amerigon, Inc.*	6,938	75

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Auto Parts & Equipment - 1.2% continued
ArvinMeritor, Inc.*	28,742	$590
Commercial Vehicle Group, Inc.*	7,664	125
Cooper Tire & Rubber Co.	19,353	456
Dana Holding Corp.*	44,124	759
Dorman Products, Inc.*	3,641	132
Douglas Dynamics, Inc.	2,963	45
Exide Technologies*	24,484	230
Fuel Systems Solutions, Inc.*	4,993	147
Miller Industries, Inc.	2,815	40
Modine Manufacturing Co.*	14,979	232
Spartan Motors, Inc.	11,284	69
Standard Motor Products, Inc.	6,533	90
Superior Industries International, Inc.	7,045	150
Tenneco, Inc.*	18,755	772
Titan International, Inc.	11,296	221
Tower International, Inc.*	2,111	37

		4,419

Banks - 5.6%
1st Source Corp.	4,706	95
1st United Bancorp, Inc.*	6,134	42
Alliance Financial Corp.	1,519	49
American National Bankshares, Inc.	1,566	37
Ameris Bancorp*	7,581	80
Ames National Corp.	2,535	55
Arrow Financial Corp.	3,049	84
Bancfirst Corp.	2,346	97
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,353	154
Bancorp (The), Inc.*	6,851	70
Bancorp Rhode Island, Inc.	1,005	29
Bank Mutual Corp.	13,506	65
Bank of Marin Bancorp	1,489	52
Bank of the Ozarks, Inc.	4,303	187
Boston Private Financial Holdings, Inc.	24,564	161
Bridge Bancorp, Inc.	2,018	50
Bryn Mawr Bank Corp.	3,037	53
Camden National Corp.	2,434	88
Capital City Bank Group, Inc.	3,342	42
Cardinal Financial Corp.	9,579	111
Cass Information Systems, Inc.	2,703	103
Cathay General Bancorp	24,456	408
Center Financial Corp.*	11,763	89
Centerstate Banks , Inc.	7,790	62
Century Bancorp, Inc., Class A	872	23
Chemical Financial Corp.	7,830	173
Citizens & Northern Corp.	3,308	49
Citizens Republic Bancorp, Inc.*	120,962	74
City Holding Co.	5,166	187
CNB Financial Corp.	3,495	52
CoBiz Financial, Inc.	9,704	59
Columbia Banking System, Inc.	12,387	261
Community Bank System, Inc.	10,425	290
Community Trust Bancorp, Inc.	4,605	133
CVB Financial Corp.	27,871	242
Eagle Bancorp, Inc.*	5,270	76
Encore Bancshares, Inc.*	2,230	23
Enterprise Financial Services Corp.	4,663	49
Financial Institutions, Inc.	3,816	72
First BanCorp*	117,623	54
First Bancorp	4,871	75
First Bancorp, Inc.	2,287	36
First Busey Corp.	15,438	73
First Commonwealth Financial Corp.	33,217	235
First Community Bancshares, Inc.	4,715	70
First Financial Bancorp	18,581	343
First Financial Bankshares, Inc.	6,766	346
First Financial Corp.	3,748	132
First Interstate Bancsystem, Inc.	4,438	68
First Merchants Corp.	8,769	78
First Midwest Bancorp, Inc.	23,433	270
First of Long Island (The) Corp.	2,208	64
First South Bancorp, Inc.	2,300	15
FirstMerit Corp.	33,838	670
FNB Corp.	36,499	358
German American Bancorp, Inc.	3,194	59
Glacier Bancorp, Inc.	22,297	337
Great Southern Bancorp, Inc.	3,493	82
Green Bankshares, Inc.*	3,242	10
Hancock Holding Co.	9,063	316
Hanmi Financial Corp.*	28,321	33
Heartland Financial USA, Inc.	3,825	67
Heritage Financial Corp.*	2,687	37
Home Bancshares, Inc.	6,994	154
Hudson Valley Holding Corp.	4,211	104
IBERIABANK Corp.	8,408	497
Independent Bank Corp.	6,711	182
International Bancshares Corp.	16,323	327
Lakeland Bancorp, Inc.	6,735	74

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banks - 5.6% continued
Lakeland Financial Corp.	5,254	$113
MainSource Financial Group, Inc.	7,177	75
MB Financial, Inc.	16,716	290
Merchants Bancshares, Inc.	1,251	34
Metro Bancorp, Inc.*	3,917	43
Midsouth Bancorp, Inc.	2,625	40
MidWestOne Financial Group, Inc.	1,921	29
Nara Bancorp, Inc.*	12,429	122
National Bankshares, Inc.	1,961	62
National Penn Bancshares, Inc.	39,586	318
NBT Bancorp, Inc.	10,939	264
Old National Bancorp	26,857	319
OmniAmerican Bancorp, Inc.*	3,499	47
Oriental Financial Group, Inc.	14,501	181
Orrstown Financial Services, Inc.	2,166	59
Pacific Continental Corp.	5,229	53
PacWest Bancorp	9,622	206
Park National Corp.	4,055	295
Peapack Gladstone Financial Corp.	2,314	30
Penns Woods Bancorp, Inc.	1,119	45
Peoples Bancorp, Inc.	2,943	46
Pinnacle Financial Partners, Inc.*	10,257	139
Porter Bancorp, Inc.	713	7
PrivateBancorp, Inc.	16,739	241
Prosperity Bancshares, Inc.	14,752	579
Renasant Corp.	7,810	132
Republic Bancorp, Inc., Class A	3,128	74
S&T Bancorp, Inc.	7,567	171
Sandy Spring Bancorp, Inc.	7,738	143
SCBT Financial Corp.	3,911	128
Sierra Bancorp	4,091	44
Signature Bank*	12,880	644
Simmons First National Corp., Class A	5,645	161
Southside Bancshares, Inc.	5,231	110
Southwest Bancorp, Inc.*	6,683	83
State Bancorp, Inc.	4,795	44
StellarOne Corp.	7,492	109
Sterling Bancorp	9,150	96
Sterling Bancshares, Inc.	29,119	204
Suffolk Bancorp	2,767	68
Susquehanna Bancshares, Inc.	40,068	388
SVB Financial Group*	13,165	698
SY Bancorp, Inc.	3,462	85
Taylor Capital Group, Inc.*	2,560	34
Texas Capital Bancshares, Inc.*	11,715	249
Tompkins Financial Corp.	2,419	95
Tower Bancorp, Inc.	2,512	55
TowneBank	7,348	117
Trico Bancshares	4,455	72
Trustco Bank Corp.	25,277	160
Trustmark Corp.	19,359	481
UMB Financial Corp.	9,761	404
Umpqua Holdings Corp.	36,449	444
Union First Market Bankshares Corp.	5,713	84
United Bankshares, Inc.	11,979	350
United Community Banks, Inc.*	34,314	67
Univest Corp. of Pennsylvania	5,490	105
Virginia Commerce Bancorp*	5,421	34
Washington Banking Co.	4,335	59
Washington Trust Bancorp, Inc.	4,368	96
Webster Financial Corp.	20,893	412
WesBanco, Inc.	6,994	133
West Bancorporation, Inc.	4,377	34
West Coast Bancorp*	30,202	85
Westamerica Bancorporation	9,210	511
Western Alliance Bancorp*	20,343	150
Whitney Holding Corp.	30,292	429
Wilshire Bancorp, Inc.	6,609	50
Wintrust Financial Corp.	10,935	361

		21,282

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	2,668	254
Coca-Cola Bottling Co. Consolidated	1,488	83
Farmer Bros. Co.	1,862	33
Heckmann Corp.*	27,116	136
National Beverage Corp.	3,234	43
Peet’s Coffee & Tea, Inc.*	3,885	162
Primo Water Corp.*	3,019	43

		754

Biotechnology - 2.0%
Acorda Therapeutics, Inc.*	12,004	327
Aegerion Pharmaceuticals, Inc.*	1,868	26
Affymax, Inc.*	6,307	42
Alnylam Pharmaceuticals, Inc.*	10,957	108
AMAG Pharmaceuticals, Inc.*	6,951	126
Arena Pharmaceuticals, Inc.*	40,014	69
Ariad Pharmaceuticals, Inc.*	38,951	199

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Biotechnology - 2.0% continued
Arqule, Inc.*	14,578	$86
AspenBio Pharma, Inc.*	13,393	8
AVEO Pharmaceuticals, Inc.*	3,539	52
BioCryst Pharmaceuticals, Inc.*	8,605	45
Biosante Pharmaceuticals, Inc.*	18,433	30
Biotime, Inc.*	7,740	65
Cambrex Corp.*	8,284	43
Celera Corp.*	26,697	168
Celldex Therapeutics, Inc.*	9,568	39
Chelsea Therapeutics International Ltd.*	12,008	90
Clinical Data, Inc.*	3,694	59
Complete Genomics, Inc.*	1,951	15
Cubist Pharmaceuticals, Inc.*	18,388	394
Curis, Inc.*	20,601	41
Cytokinetics, Inc.*	13,035	27
CytRx Corp.*	30,945	31
Dynavax Technologies Corp.*	29,548	95
Emergent Biosolutions, Inc.*	6,369	149
Enzo Biochem, Inc.*	9,748	51
Enzon Pharmaceuticals, Inc.*	14,837	181
Exact Sciences Corp.*	14,115	84
Exelixis, Inc.*	34,961	287
Geron Corp.*	37,657	195
Halozyme Therapeutics, Inc.*	24,045	190
Immunogen, Inc.*	21,706	201
Immunomedics, Inc.*	20,830	75
Incyte Corp. Ltd.*	27,955	463
Inhibitex, Inc.*	13,638	35
Inovio Biomedical Corp.*	22,359	26
InterMune, Inc.*	14,273	520
Lexicon Pharmaceuticals, Inc.*	67,565	97
Ligand Pharmaceuticals, Inc.*	6,186	55
Martek Biosciences Corp.*	10,511	329
Maxygen, Inc.	8,963	35
Medicines (The) Co.*	16,786	237
Micromet, Inc.*	27,849	226
Momenta Pharmaceuticals, Inc.*	13,573	203
Nanosphere, Inc.*	6,059	26
Neuralstem, Inc.*	12,013	25
Novavax, Inc.*	26,292	64
NPS Pharmaceuticals, Inc.*	22,236	176
NuPathe, Inc.*	1,261	11
Nymox Pharmaceutical Corp.*	5,464	38
Omeros Corp.*	5,451	45
Pacific Biosciences of California, Inc.*	4,684	75
PDL BioPharma, Inc.	44,283	276
Peregrine Pharmaceuticals, Inc.*	20,963	48
RTI Biologics, Inc.*	18,634	50
Sangamo BioSciences, Inc.*	15,878	105
Seattle Genetics, Inc.*	25,891	387
Sequenom, Inc.*	30,254	243
StemCells, Inc.*	44,667	48
SuperGen, Inc.*	16,061	42
Transcept Pharmaceuticals, Inc.*	1,641	12
Vical, Inc.*	25,028	51
ZIOPHARM Oncology, Inc.*	17,026	79

		7,625

Building Materials - 0.7%
AAON, Inc.	3,834	108
American DG Energy, Inc.*	5,198	14
Apogee Enterprises, Inc.	9,311	126
Broadwind Energy, Inc.*	33,265	77
Builders FirstSource, Inc.*	12,244	24
Comfort Systems USA, Inc.	12,581	166
Drew Industries, Inc.	6,212	141
Gibraltar Industries, Inc.*	10,040	136
Interline Brands, Inc.*	10,157	231
Louisiana-Pacific Corp.*	39,230	371
LSI Industries, Inc.	5,488	47
NCI Building Systems, Inc.*	6,368	89
PGT, Inc.*	5,037	12
Quanex Building Products Corp.	11,746	223
Simpson Manufacturing Co., Inc.	12,140	375
Texas Industries, Inc.	6,692	306
Trex Co., Inc.*	4,722	113
Universal Forest Products, Inc.	6,055	236

		2,795

Chemicals - 2.2%
A. Schulman, Inc.	9,967	228
Aceto Corp.	8,399	76
American Vanguard Corp.	5,817	50
Arch Chemicals, Inc.	7,222	274
Balchem Corp.	8,898	301
Codexis, Inc.*	4,916	52
Ferro Corp.*	26,879	394
Georgia Gulf Corp.*	10,811	260
H.B. Fuller Co.	15,124	310

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Chemicals - 2.2% continued
Hawkins, Inc.	2,831	$126
Innophos Holdings, Inc.	6,658	240
KMG Chemicals, Inc.	1,692	28
Kraton Performance Polymers, Inc.*	3,483	108
Landec Corp.*	7,895	47
Minerals Technologies, Inc.	5,932	388
NewMarket Corp.	3,259	402
Olin Corp.	25,044	514
OM Group, Inc.*	9,530	367
Omnova Solutions, Inc.*	13,660	114
PolyOne Corp.*	28,617	357
Quaker Chemical Corp.	3,619	151
Rockwood Holdings, Inc.*	16,458	644
Sensient Technologies Corp.	15,497	569
Solutia, Inc.*	37,903	875
Spartech Corp.*	9,181	86
Stepan Co.	2,381	182
TPC Group, Inc.*	2,514	76
W.R. Grace & Co.*	22,797	801
Westlake Chemical Corp.	6,173	268
Zep, Inc.	7,112	141
Zoltek Cos., Inc.*	8,630	100

		8,529

Coal - 0.3%
Cloud Peak Energy, Inc.*	9,775	227
Hallador Energy Co.	1,335	14
International Coal Group, Inc.*	40,593	314
James River Coal Co.*	8,774	222
L&L Energy, Inc.*	6,076	66
Patriot Coal Corp.*	24,823	481

		1,324

Commercial Services - 5.3%
ABM Industries, Inc.	16,414	432
Accretive Health, Inc.*	3,213	52
Administaff, Inc.	6,746	198
Advance America Cash Advance Centers, Inc.	18,552	105
Advisory Board (The) Co.*	4,897	233
Albany Molecular Research, Inc.*	6,458	36
American Public Education, Inc.*	5,683	212
American Reprographics Co.*	11,496	87
AMN Healthcare Services, Inc.*	11,738	72
Arbitron, Inc.	8,254	343
Asset Acceptance Capital Corp.*	4,347	26
Avis Budget Group, Inc.*	32,484	506
Barrett Business Services, Inc.	2,193	34
Bridgepoint Education, Inc.*	6,358	121
Capella Education Co.*	5,161	344
Cardtronics, Inc.*	8,058	143
CBIZ, Inc.*	14,422	90
CDI Corp.	4,022	75
Cenveo, Inc.*	18,706	100
Chemed Corp.	7,122	452
Consolidated Graphics, Inc.*	2,996	145
Corinthian Colleges, Inc.*	29,211	152
Corporate Executive Board (The) Co.	10,582	397
Corvel Corp.*	2,280	110
CoStar Group, Inc.*	6,397	368
CPI Corp.	1,739	39
CRA International, Inc.*	3,757	88
Cross Country Healthcare, Inc.*	9,814	83
Deluxe Corp.	15,918	366
Dollar Financial Corp.*	7,442	213
Dollar Thrifty Automotive Group, Inc.*	9,083	429
Electro Rent Corp.	4,956	80
Euronet Worldwide, Inc.*	15,327	267
ExamWorks Group, Inc.*	3,508	65
ExlService Holdings, Inc.*	4,715	101
Forrester Research, Inc.	4,639	164
Franklin Covey Co.*	3,880	33
Geo Group (The), Inc.*	19,142	472
Global Cash Access Holdings, Inc.*	13,934	45
Grand Canyon Education, Inc.*	10,015	196
Great Lakes Dredge & Dock Corp.	17,948	132
H&E Equipment Services, Inc.*	9,154	106
Hackett Group (The), Inc.*	9,429	33
Healthcare Services Group, Inc.	20,486	333
Heartland Payment Systems, Inc.	11,945	184
Heidrick & Struggles International, Inc.	5,590	160
Hill International, Inc.*	7,022	45
HMS Holdings Corp.*	8,544	553
Hudson Highland Group, Inc.*	11,429	67
Huron Consulting Group, Inc.*	7,203	191
ICF International, Inc.*	5,414	139
K12, Inc.*	7,941	228
Kelly Services, Inc., Class A*	8,327	157
Kendle International, Inc.*	4,088	45
Kenexa Corp.*	7,432	162

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Commercial Services - 5.3% continued
Kforce, Inc.*	9,940	$161
Korn/Ferry International*	14,472	335
Landauer, Inc.	3,019	181
Learning Tree International, Inc.	2,117	20
LECG Corp.*	7,509	10
Lincoln Educational Services Corp.	5,540	86
Live Nation Entertainment, Inc.*	44,413	507
Mac-Gray Corp.	3,866	58
MAXIMUS, Inc.	5,463	358
McGrath Rentcorp	7,407	194
Medifast, Inc.*	4,403	127
MedQuist, Inc.	3,515	30
Midas, Inc.*	4,015	33
MoneyGram International, Inc.*	28,276	77
Monro Muffler Brake, Inc.	9,184	318
Multi-Color Corp.	3,766	73
National American University Holdings, Inc.	2,188	16
National Research Corp.	409	14
Navigant Consulting, Inc.*	16,744	154
On Assignment, Inc.*	11,767	96
Parexel International Corp.*	18,548	394
PDI, Inc.*	2,467	26
PHH Corp.*	17,024	394
Pre-Paid Legal Services, Inc.*	2,457	148
Princeton Review, Inc.*	5,816	7
Providence Service (The) Corp.*	4,061	65
Rent-A-Center, Inc.	20,711	669
Resources Connection, Inc.	14,894	277
Rollins, Inc.	20,271	400
RSC Holdings, Inc.*	15,189	148
Rural/Metro Corp.*	6,391	93
SFN Group, Inc.*	15,744	154
Sotheby’s	20,889	940
Standard Parking Corp.*	5,162	98
Steiner Leisure Ltd.*	4,671	218
Stewart Enterprises, Inc., Class A	25,245	169
SuccessFactors, Inc.*	19,616	568
Team Health Holdings, Inc.*	5,165	80
Team, Inc.*	6,203	150
TeleTech Holdings, Inc.*	9,415	194
TNS, Inc.*	8,278	172
Transcend Services, Inc.*	2,780	55
TrueBlue, Inc.*	13,981	252
United Rentals, Inc.*	18,681	425
Universal Technical Institute, Inc.	6,750	149
Valassis Communications, Inc.*	15,653	506
Viad Corp.	6,401	163
Volt Information Sciences, Inc.*	4,551	39
Wright Express Corp.*	12,267	564

		20,374

Computers - 2.5%
3D Systems Corp.*	5,963	188
Agilysys, Inc.*	5,484	31
CACI International, Inc., Class A*	9,342	499
Ciber, Inc.*	18,710	88
Compellent Technologies, Inc.*	7,138	197
Computer Task Group, Inc.*	4,266	46
Cray, Inc.*	12,057	86
Digimarc Corp.*	1,992	60
Echelon Corp.*	9,919	101
Electronics for Imaging, Inc.*	14,409	206
Fortinet, Inc.*	12,979	420
Hutchinson Technology, Inc.*	6,530	24
iGate Corp.	7,434	147
Imation Corp.*	8,890	92
Immersion Corp.*	8,336	56
Insight Enterprises, Inc.*	14,988	197
Integral Systems, Inc.*	5,087	50
Jack Henry & Associates, Inc.	26,483	772
Keyw Holding (The) Corp.*	3,306	49
LivePerson, Inc.*	13,706	155
Magma Design Automation, Inc.*	20,590	103
Manhattan Associates, Inc.*	7,335	224
Maxwell Technologies, Inc.*	8,181	155
Mentor Graphics Corp.*	33,865	406
Mercury Computer Systems, Inc.*	7,760	143
MTS Systems Corp.	5,051	189
NCI, Inc., Class A*	1,908	44
Netscout Systems, Inc.*	9,753	224
Quantum Corp.*	66,509	247
Radiant Systems, Inc.*	10,675	209
Radisys Corp.*	8,346	74
RealD, Inc.*	4,771	124
Rimage Corp.*	2,713	40
Riverbed Technology, Inc.*	39,628	1,394
Silicon Graphics International Corp.*	9,169	83
SMART Modular Technologies WWH, Inc.*	16,348	94

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Computers - 2.5% continued
Spansion, Inc.*	4,389	$91
SRA International, Inc., Class A*	13,365	273
STEC, Inc.*	12,764	225
Stratasys, Inc.*	6,571	214
Stream Global Services, Inc.*	2,308	9
Super Micro Computer, Inc.*	8,094	93
SYKES Enterprises, Inc.*	12,996	263
Synaptics, Inc.*	10,471	308
Syntel, Inc.	4,243	203
Tier Technologies, Inc.*	4,207	25
Unisys Corp.*	13,195	342
Virtusa Corp.*	4,311	71
Wave Systems Corp., Class A*	28,125	111
Xyratex Ltd.*	9,215	150

		9,595

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	7,772	179
Inter Parfums, Inc.	4,473	84
Revlon, Inc.*	2,899	29

		292

Distribution/Wholesale - 0.9%
Beacon Roofing Supply, Inc.*	14,616	261
BlueLinx Holdings, Inc.*	3,688	13
BMP Sunstone Corp.*	8,160	81
Brightpoint, Inc.*	22,164	193
Chindex International, Inc.*	4,476	74
Core-Mark Holding Co., Inc.*	3,576	127
Houston Wire & Cable Co.	6,166	83
MWI Veterinary Supply, Inc.*	3,797	240
Owens & Minor, Inc.	19,958	587
Pool Corp.	15,421	348
Rentrak Corp.*	3,109	94
Scansource, Inc.*	8,273	264
School Specialty, Inc.*	5,719	80
Titan Machinery, Inc.*	4,161	80
United Stationers, Inc.*	7,681	490
Watsco, Inc.	8,813	556

		3,571

Diversified Financial Services - 1.7%
Artio Global Investors, Inc.	9,145	135
Asta Funding, Inc.	3,042	25
BGC Partners, Inc., Class A	17,844	148
Calamos Asset Management, Inc., Class A	5,681	80
Cohen & Steers, Inc.	5,268	137
CompuCredit Holdings Corp.*	4,040	28
Cowen Group, Inc.*	10,169	47
Credit Acceptance Corp.*	1,799	113
Diamond Hill Investment Group, Inc.	853	62
Doral Financial Corp.*	6,337	9
Duff & Phelps Corp., Class A	8,808	149
Encore Capital Group, Inc.*	4,744	111
Epoch Holding Corp.	4,436	69
Evercore Partners, Inc., Class A	5,026	171
FBR Capital Markets Corp.*	14,746	56
Federal Agricultural Mortgage Corp., Class C	2,653	43
Financial Engines, Inc.*	3,664	73
First Marblehead (The) Corp.*	16,389	36
GAMCO Investors, Inc., Class A	2,264	109
GFI Group, Inc.	19,307	91
Gleacher & Co., Inc.*	27,173	64
Higher One Holdings, Inc.*	3,032	61
International Assets Holding Corp.*	4,272	101
Investment Technology Group, Inc.*	13,584	222
JMP Group, Inc.	4,427	34
KBW, Inc.	11,003	307
Knight Capital Group, Inc., Class A*	30,035	414
LaBranche & Co., Inc.*	11,420	41
Ladenburg Thalmann Financial Services, Inc.*	25,132	29
MarketAxess Holdings, Inc.	8,352	174
Marlin Business Services Corp.*	2,380	30
MF Global Holdings Ltd.*	35,723	299
National Financial Partners Corp.*	13,527	181
Nelnet, Inc., Class A	8,400	199
Netspend Holdings, Inc.*	9,292	119
NewStar Financial, Inc.*	8,881	94
Ocwen Financial Corp.*	23,035	220
Oppenheimer Holdings, Inc., Class A	2,953	77
optionsXpress Holdings, Inc.	13,438	211
Penson Worldwide, Inc.*	5,882	29
Piper Jaffray Cos.*	5,127	179
Portfolio Recovery Associates, Inc.*	5,256	395
Pzena Investment Management, Inc., Class A	1,914	14
Rodman & Renshaw Capital Group, Inc.*	4,777	13
Sanders Morris Harris Group, Inc.	6,170	45
SeaCube Container Leasing Ltd.	3,556	50

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Diversified Financial Services - 1.7% continued
Stifel Financial Corp.*	10,783	$669
Student Loan (The) Corp.	1,132	37
SWS Group, Inc.	8,586	43
TradeStation Group, Inc.*	13,750	93
Virtus Investment Partners, Inc.*	1,664	76
Westwood Holdings Group, Inc.	1,611	64
World Acceptance Corp.*	5,210	275

		6,551

Electric - 1.7%
Allete, Inc.	9,569	357
Ameresco, Inc., Class A*	2,446	35
Avista Corp.	17,349	391
Black Hills Corp.	12,126	364
Central Vermont Public Service Corp.	3,761	82
CH Energy Group, Inc.	5,382	263
Cleco Corp.	19,152	589
Dynegy, Inc.*	33,928	191
El Paso Electric Co.*	13,453	370
Empire District Electric (The) Co.	12,534	278
EnerNOC, Inc.*	6,223	149
IDACORP, Inc.	15,160	561
MGE Energy, Inc.	7,284	311
NorthWestern Corp.	11,180	322
Otter Tail Corp.	11,481	259
Pike Electric Corp.*	4,800	41
PNM Resources, Inc.	26,814	349
Portland General Electric Co.	23,239	504
UIL Holdings Corp.	15,610	468
Unisource Energy Corp.	11,390	408
Unitil Corp.	3,523	80

		6,372

Electrical Components & Equipment - 1.2%
A123 Systems, Inc.*	23,442	224
Advanced Battery Technologies, Inc.*	20,751	80
Advanced Energy Industries, Inc.*	11,662	159
American Superconductor Corp.*	16,137	461
Belden, Inc.	14,205	523
Capstone Turbine Corp.*	81,846	79
Coleman Cable, Inc.*	2,492	16
Encore Wire Corp.	5,695	143
Ener1, Inc.*	17,804	67
Energy Conversion Devices, Inc.*	16,317	75
EnerSys*	15,107	485
Evergreen Solar, Inc.*	53,366	31
Generac Holdings, Inc.*	6,070	98
GrafTech International Ltd.*	37,870	751
Graham Corp.	2,905	58
Insteel Industries, Inc.	5,078	63
Littelfuse, Inc.	6,833	322
Powell Industries, Inc.*	2,599	85
Power-One, Inc.*	22,392	228
PowerSecure International, Inc.*	5,223	41
Satcon Technology Corp.*	37,504	169
Universal Display Corp.*	9,583	294
Vicor Corp.	6,133	101

		4,553

Electronics - 2.5%
American Science & Engineering, Inc.	2,830	241
Analogic Corp.	4,156	206
Applied Energetics, Inc.*	20,900	18
Badger Meter, Inc.	4,679	207
Ballantyne Strong, Inc.*	3,837	30
Bel Fuse, Inc., Class B	3,284	78
Benchmark Electronics, Inc.*	19,438	353
Brady Corp., Class A	15,204	496
Checkpoint Systems, Inc.*	12,466	256
Coherent, Inc.*	7,857	355
CTS Corp.	10,553	117
Cymer, Inc.*	9,604	433
Daktronics, Inc.	10,925	174
DDi Corp.	4,051	48
Dionex Corp.*	5,558	656
Electro Scientific Industries, Inc.*	8,956	144
FARO Technologies, Inc.*	5,128	168
FEI Co.*	11,941	315
II-VI, Inc.*	7,775	360
L-1 Identity Solutions, Inc.*	23,872	284
LaBarge, Inc.*	3,517	55
Measurement Specialties, Inc.*	4,580	134
Methode Electronics, Inc.	11,304	147
Microvision, Inc.*	30,773	57
Multi-Fineline Electronix, Inc.*	3,016	80
Newport Corp.*	11,254	195
NVE Corp.*	1,610	93
OSI Systems, Inc.*	5,074	184
Park Electrochemical Corp.	6,603	198
Plexus Corp.*	12,412	384

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Electronics - 2.5% continued
Pulse Electronics Corp.	14,834	$79
Rofin-Sinar Technologies, Inc.*	9,446	335
Rogers Corp.*	4,809	184
Sanmina-SCI Corp.*	24,944	286
Sonic Solutions, Inc.*	13,503	203
Spectrum Control, Inc.*	4,159	62
SRS Labs, Inc.*	3,508	31
Stoneridge, Inc.*	5,101	81
Taser International, Inc.*	20,683	97
TTM Technologies, Inc.*	24,787	370
UQM Technologies, Inc.*	9,902	23
Viasystems Group, Inc.*	1,321	27
Watts Water Technologies, Inc., Class A	9,097	333
Woodward Governor Co.	19,196	721
X-Rite, Inc.*	10,129	46
Zygo Corp.*	5,440	66

		9,410

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	1,886	50
Clean Energy Fuels Corp.*	14,035	194
Comverge, Inc.*	7,336	51
FuelCell Energy, Inc.*	31,353	72
Green Plains Renewable Energy, Inc.*	5,662	64
Headwaters, Inc.*	19,282	88
Hoku Corp.*	4,767	13
REX American Resources Corp.*	1,981	31
Syntroleum Corp.*	24,304	45

		608

Engineering & Construction - 0.7%
Argan, Inc.*	1,846	17
Dycom Industries, Inc.*	12,240	181
EMCOR Group, Inc.*	20,705	600
Exponent, Inc.*	4,456	167
Granite Construction, Inc.	10,806	296
Insituform Technologies, Inc., Class A*	12,220	324
Layne Christensen Co.*	6,244	215
MasTec, Inc.*	16,282	238
Michael Baker Corp.*	2,458	76
Mistras Group, Inc.*	4,307	58
MYR Group, Inc.*	6,404	135
Orion Marine Group, Inc.*	8,215	95
Sterling Construction Co., Inc.*	4,589	60
Tutor Perini Corp.	8,353	179
VSE Corp.	1,121	37

		2,678

Entertainment - 0.7%
Ascent Media Corp., Class A*	4,613	179
Bluegreen Corp.*	4,080	13
Carmike Cinemas, Inc.*	3,047	24
Churchill Downs, Inc.	3,644	158
Cinemark Holdings, Inc.	17,509	302
Empire Resorts, Inc.*	8,427	9
Isle of Capri Casinos, Inc.*	4,428	45
Lions Gate Entertainment Corp.*	20,465	133
National CineMedia, Inc.	17,076	340
Pinnacle Entertainment, Inc.*	19,144	268
Scientific Games Corp., Class A*	20,863	208
Shuffle Master, Inc.*	17,358	199
Speedway Motorsports, Inc.	3,737	57
Vail Resorts, Inc.*	11,279	587
Warner Music Group Corp.*	14,932	84

		2,606

Environmental Control - 0.7%
Calgon Carbon Corp.*	17,705	268
Casella Waste Systems, Inc., Class A*	9,066	64
Clean Harbors, Inc.*	7,122	599
Darling International, Inc.*	26,220	348
Energy Recovery, Inc.*	12,507	46
EnergySolutions, Inc.	29,153	162
Fuel Tech, Inc.*	5,000	49
Metalico, Inc.*	11,382	67
Met-Pro Corp.	4,827	57
Mine Safety Appliances Co.	8,327	259
Rentech, Inc.*	71,117	87
Tetra Tech, Inc.*	19,387	486
US Ecology, Inc.	6,345	110

		2,602

Food - 1.7%
Arden Group, Inc., Class A	362	30
B&G Foods, Inc.	15,380	211
Bridgford Foods Corp.	929	13
Calavo Growers, Inc.	3,297	76
Cal-Maine Foods, Inc.	4,567	144
Chiquita Brands International, Inc.*	14,087	198
Diamond Foods, Inc.	6,966	370
Dole Food Co., Inc.*	11,675	158

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Food - 1.7% continued
Fresh Del Monte Produce, Inc.	12,200	$304
Fresh Market (The), Inc.*	4,640	191
Hain Celestial Group (The), Inc.*	12,748	345
Imperial Sugar Co.	3,535	47
Ingles Markets, Inc., Class A	4,344	83
J & J Snack Foods Corp.	4,443	214
John B. Sanfilippo & Son, Inc.*	2,274	28
Lancaster Colony Corp.	6,226	356
Lifeway Foods, Inc.*	1,174	11
M & F Worldwide Corp.*	3,063	71
Nash Finch Co.	4,113	175
Pilgrim’s Pride Corp.*	14,925	106
Ruddick Corp.	13,647	503
Sanderson Farms, Inc.	7,013	275
Seaboard Corp.	104	207
Seneca Foods Corp., Class A*	2,487	67
Senomyx, Inc.*	12,372	88
Smart Balance, Inc.*	21,835	95
Snyders-Lance, Inc.	8,242	193
Spartan Stores, Inc.	7,328	124
Tootsie Roll Industries, Inc.	7,893	229
TreeHouse Foods, Inc.*	10,933	559
United Natural Foods, Inc.*	15,216	558
Village Super Market, Class A	1,757	58
Weis Markets, Inc.	3,444	139
Winn-Dixie Stores, Inc.*	18,089	130

		6,356

Forest Products & Paper - 0.6%
Boise, Inc.	21,762	172
Buckeye Technologies, Inc.	12,295	258
Clearwater Paper Corp.*	3,573	280
Deltic Timber Corp.	3,408	192
KapStone Paper and Packaging Corp.*	11,968	183
Neenah Paper, Inc.	4,712	93
P.H. Glatfelter Co.	14,071	173
Potlatch Corp.	12,658	412
Schweitzer-Mauduit International, Inc.	5,861	369
Verso Paper Corp.*	5,017	17
Wausau Paper Corp.	16,153	139
Xerium Technologies, Inc.*	2,068	33

		2,321

Gas - 1.1%
Chesapeake Utilities Corp.	2,855	119
Laclede Group (The), Inc.	6,993	255
New Jersey Resources Corp.	12,747	549
Nicor, Inc.	14,234	711
Northwest Natural Gas Co.	8,443	392
Piedmont Natural Gas Co., Inc.	22,642	633
South Jersey Industries, Inc.	9,403	497
Southwest Gas Corp.	14,259	523
WGL Holdings, Inc.	15,943	570

		4,249

Hand/Machine Tools - 0.3%
Baldor Electric Co.	14,626	922
Franklin Electric Co., Inc.	7,235	282

		1,204

Healthcare - Products - 3.5%
Abaxis, Inc.*	7,160	192
ABIOMED, Inc.*	9,680	93
Accuray, Inc.*	15,839	107
Affymetrix, Inc.*	23,482	118
Align Technology, Inc.*	18,340	358
Alphatec Holdings, Inc.*	14,140	38
American Medical Systems Holdings, Inc.*	23,783	448
Angiodynamics, Inc.*	7,454	115
Arthrocare Corp.*	8,596	267
Atrion Corp.	498	89
BioMimetic Therapeutics, Inc.*	5,521	70
Bruker Corp.*	22,366	371
Caliper Life Sciences, Inc.*	15,187	96
Cantel Medical Corp.	4,172	98
CardioNet, Inc.*	6,774	32
Cepheid, Inc.*	19,001	432
Cerus Corp.*	15,175	37
Conceptus, Inc.*	9,393	130
CONMED Corp.*	9,338	247
CryoLife, Inc.*	7,903	43
Cutera, Inc.*	3,734	31
Cyberonics, Inc.*	8,859	275
Cynosure, Inc., Class A*	2,894	30
Delcath Systems, Inc.*	14,528	142
DexCom, Inc.*	18,986	259
Endologix, Inc.*	15,356	110
Exactech, Inc.*	2,883	54
Female Health (The) Co.	5,713	32
Genomic Health, Inc.*	4,589	98

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Healthcare - Products - 3.5% continued
Greatbatch, Inc.*	7,374	$178
Haemonetics Corp.*	7,828	495
Hanger Orthopedic Group, Inc.*	8,178	173
Hansen Medical, Inc.*	10,090	15
HeartWare International, Inc.*	2,887	253
ICU Medical, Inc.*	3,581	131
Immucor, Inc.*	22,031	437
Insulet Corp.*	13,448	208
Integra LifeSciences Holdings Corp.*	6,719	318
Invacare Corp.	9,050	273
IRIS International, Inc.*	5,135	52
Kensey Nash Corp.*	2,430	68
LCA-Vision, Inc.*	6,415	37
Luminex Corp.*	11,693	214
MAKO Surgical Corp.*	9,399	143
Masimo Corp.	16,291	474
Medical Action Industries, Inc.*	3,910	37
MELA Sciences, Inc.*	7,894	26
Merge Healthcare, Inc.*	16,817	63
Meridian Bioscience, Inc.	12,643	293
Merit Medical Systems, Inc.*	8,496	134
Natus Medical, Inc.*	9,311	132
NuVasive, Inc.*	12,264	315
NxStage Medical, Inc.*	8,328	207
OraSure Technologies, Inc.*	15,839	91
Orthofix International N.V.*	5,370	156
Orthovita, Inc.*	18,089	36
Palomar Medical Technologies, Inc.*	5,975	85
PSS World Medical, Inc.*	18,168	411
Pure Bioscience*	9,694	21
Quidel Corp.*	6,427	93
Rochester Medical Corp.*	3,007	33
Sirona Dental Systems, Inc.*	10,651	445
Solta Medical, Inc.*	21,670	66
SonoSite, Inc.*	4,407	139
Spectranetics Corp.*	9,216	48
Staar Surgical Co.*	11,392	69
Stereotaxis, Inc.*	8,253	32
STERIS Corp.	18,702	682
SurModics, Inc.*	5,193	62
Symmetry Medical, Inc.*	10,593	98
Syneron Medical Ltd.*	11,228	114
Synovis Life Technologies, Inc.*	3,203	52
TomoTherapy, Inc.*	17,330	63
Unilife Corp.*	15,232	81
Vascular Solutions, Inc.*	5,369	63
Vital Images, Inc.*	3,995	56
Volcano Corp.*	15,976	436
West Pharmaceutical Services, Inc.	10,313	425
Wright Medical Group, Inc.*	12,315	191
Young Innovations, Inc.	1,564	50
Zoll Medical Corp.*	6,679	249

		13,435

Healthcare - Services - 1.8%
Air Methods Corp.*	3,563	200
Alliance HealthCare Services, Inc.*	9,445	40
Allied Healthcare International, Inc.*	12,595	32
Almost Family, Inc.*	2,704	104
Amedisys, Inc.*	9,078	304
America Service Group, Inc.	2,790	42
American Dental Partners, Inc.*	5,506	74
AMERIGROUP Corp.*	16,261	714
Amsurg Corp.*	9,959	209
Assisted Living Concepts, Inc., Class A*	3,231	105
Bio-Reference Labs, Inc.*	7,146	158
Capital Senior Living Corp.*	8,285	55
Centene Corp.*	15,128	383
Continucare Corp.*	8,676	41
Emeritus Corp.*	6,851	135
Ensign Group (The), Inc.	4,748	118
Five Star Quality Care, Inc.*	10,209	72
Genoptix, Inc.*	5,942	113
Gentiva Health Services, Inc.*	9,128	243
Healthsouth Corp.*	29,017	601
Healthspring, Inc.*	17,897	475
Healthways, Inc.*	10,156	113
IPC The Hospitalist Co., Inc.*	4,943	193
Kindred Healthcare, Inc.*	11,858	218
LHC Group, Inc.*	5,093	153
Magellan Health Services, Inc.*	10,439	494
Medcath Corp.*	6,284	88
Metropolitan Health Networks, Inc.*	12,801	57
Molina Healthcare, Inc.*	4,673	130
National Healthcare Corp.	2,931	136
Neostem, Inc.*	6,962	10
RehabCare Group, Inc.*	7,932	188
Select Medical Holdings Corp.*	15,117	110
Skilled Healthcare Group, Inc., Class A*	6,609	59

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Healthcare - Services - 1.8% continued
Sun Healthcare Group, Inc.*	8,506	$108
Sunrise Senior Living, Inc.*	17,553	96
Triple-S Management Corp., Class B*	6,536	125
U.S. Physical Therapy, Inc.*	2,978	59
WellCare Health Plans, Inc.*	13,000	393

		6,948

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	11,182	198
Harbinger Group, Inc.*	2,123	13
Primoris Services Corp.	7,430	71

		282

Home Builders - 0.3%
Beazer Homes USA, Inc.*	22,676	122
Brookfield Homes Corp.*	2,710	26
Cavco Industries, Inc.*	2,230	104
Hovnanian Enterprises, Inc., Class A*	17,862	73
M/I Homes, Inc.*	6,231	96
Meritage Homes Corp.*	10,016	222
Ryland Group, Inc.	14,103	240
Skyline Corp.	1,910	50
Standard-Pacific Corp.*	32,267	149
Winnebago Industries, Inc.*	9,168	139

		1,221

Home Furnishings - 0.4%
American Woodmark Corp.	2,744	67
Audiovox Corp., Class A*	5,019	43
DTS, Inc.*	5,350	262
Ethan Allen Interiors, Inc.	7,893	158
Furniture Brands International, Inc.*	16,088	83
Hooker Furniture Corp.	3,099	44
Kimball International, Inc., Class B	10,911	75
La-Z-Boy, Inc.*	16,474	149
Sealy Corp.*	13,280	39
Select Comfort Corp.*	16,593	152
TiVo, Inc.*	36,739	317
Universal Electronics, Inc.*	4,226	120

		1,509

Household Products/Wares - 0.5%
ACCO Brands Corp.*	16,485	140
American Greetings Corp., Class A	12,299	272
Blyth, Inc.	1,649	57
Central Garden and Pet Co., Class A*	18,689	185
CSS Industries, Inc.	2,175	45
Ennis, Inc.	8,429	144
Helen of Troy Ltd.*	9,645	287
Kid Brands, Inc.*	3,416	29
Oil-Dri Corp. of America	1,562	34
Prestige Brands Holdings, Inc.*	12,744	152
Spectrum Brands Holdings, Inc.*	5,868	183
Standard Register (The) Co.	4,856	17
Summer Infant, Inc.*	3,051	23
WD-40 Co.	5,214	210

		1,778

Housewares - 0.0%
Libbey, Inc.*	6,148	95
Lifetime Brands, Inc.*	2,564	36

		131

Insurance - 2.9%
Alterra Capital Holdings Ltd.	30,148	652
American Equity Investment Life Holding Co.	18,919	237
American Safety Insurance Holdings Ltd.*	3,259	70
AMERISAFE, Inc.*	5,431	95
Amtrust Financial Services, Inc.	7,302	128
Argo Group International Holdings Ltd.	9,561	358
Baldwin & Lyons, Inc., Class B	2,269	53
Citizens, Inc.*	10,866	81
CNA Surety Corp.*	5,682	135
CNO Financial Group, Inc.*	70,464	478
Crawford & Co., Class B*	8,149	28
Delphi Financial Group, Inc., Class A	14,726	425
Donegal Group, Inc., Class A	3,114	45
eHealth, Inc.*	7,623	108
EMC Insurance Group, Inc.	1,400	32
Employers Holdings, Inc.	12,917	226
Enstar Group Ltd.*	2,170	184
FBL Financial Group, Inc., Class A	3,911	112
First American Financial Corp.	32,759	489
First Mercury Financial Corp.	4,781	78
Flagstone Reinsurance Holdings S.A.	16,366	206
FPIC Insurance Group, Inc.*	2,870	106
Gerova Financial Group Ltd.*	347	10
Global Indemnity Plc*	4,387	90
Greenlight Capital Re Ltd., Class A*	8,842	237
Hallmark Financial Services, Inc.*	3,705	34

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Insurance - 2.9% continued
Harleysville Group, Inc.	3,788	$139
Hilltop Holdings, Inc.*	12,767	127
Horace Mann Educators Corp.	12,394	224
Infinity Property & Casualty Corp.	3,984	246
Kansas City Life Insurance Co.	1,426	47
Life Partners Holdings, Inc.	2,128	41
Maiden Holdings Ltd.	15,951	125
Meadowbrook Insurance Group, Inc.	16,223	166
MGIC Investment Corp.*	62,892	641
Montpelier Re Holdings Ltd.	21,612	431
National Interstate Corp.	1,821	39
National Western Life Insurance Co., Class A	722	120
Navigators (The) Group,Inc.*	3,655	184
Phoenix (The) Cos., Inc.*	38,653	98
Platinum Underwriters Holdings Ltd.	12,657	569
PMI Group (The), Inc.*	43,563	144
Presidential Life Corp.	6,914	69
Primerica, Inc.	7,658	186
Primus Guaranty Ltd.*	4,364	22
ProAssurance Corp.*	9,803	594
Radian Group, Inc.	42,141	340
RLI Corp.	5,885	309
Safety Insurance Group, Inc.	4,085	194
SeaBright Holdings, Inc.	6,198	57
Selective Insurance Group, Inc.	16,709	303
State Auto Financial Corp.	4,052	71
Stewart Information Services Corp.	6,071	70
Tower Group, Inc.	12,576	322
United Fire & Casualty Co.	6,809	152
Universal American Corp.	9,480	194
Universal Insurance Holdings, Inc.	6,698	33

		10,954

Internet - 3.1%
1-800-Flowers.com, Inc., Class A*	6,700	18
AboveNet, Inc.	7,055	412
Ancestry.com, Inc.*	5,668	161
Archipelago Learning, Inc.*	3,391	33
Art Technology Group, Inc.*	50,128	300
Blue Coat Systems, Inc.*	13,322	398
Blue Nile, Inc.*	4,000	228
BroadSoft, Inc.*	2,338	56
Cogent Communications Group, Inc.*	14,597	206
comScore, Inc.*	7,174	160
Constant Contact, Inc.*	8,970	278
DealerTrack Holdings, Inc.*	12,711	255
Dice Holdings, Inc.*	4,656	67
Digital River, Inc.*	12,504	430
Drugstore.Com, Inc.*	30,666	68
Earthlink, Inc.	33,413	287
ePlus, Inc.*	887	21
eResearch Technology, Inc.*	14,911	110
Global Sources Ltd.*	7,781	74
GSI Commerce, Inc.*	20,843	484
Infospace, Inc.*	11,224	93
Internap Network Services Corp.*	15,615	95
Internet Capital Group, Inc.*	11,162	159
IntraLinks Holdings, Inc.*	3,736	70
j2 Global Communications, Inc.*	14,312	414
Keynote Systems, Inc.	3,598	53
KIT Digital, Inc.*	8,745	140
Knot (The), Inc.*	9,956	98
Limelight Networks, Inc.*	13,321	77
Lionbridge Technologies, Inc.*	20,493	76
Liquidity Services, Inc.*	4,118	58
Local.com Corp.*	4,386	28
LoopNet, Inc.*	5,416	60
Mediamind Technologies, Inc.*	1,480	20
ModusLink Global Solutions, Inc.*	14,851	100
Move, Inc.*	47,503	122
Network Engines, Inc.*	9,999	15
NIC, Inc.	18,143	176
Nutrisystem, Inc.	8,648	182
Online Resources Corp.*	7,559	35
OpenTable, Inc.*	4,880	344
Openwave Systems, Inc.*	24,120	51
Orbitz Worldwide, Inc.*	5,235	29
Overstock.com, Inc.*	4,249	70
PC-Tel, Inc.*	5,826	35
Perficient, Inc.*	6,865	86
QuinStreet, Inc.*	2,795	54
Rackspace Hosting, Inc.*	30,374	954
ReachLocal, Inc.*	1,303	26
RealNetworks, Inc.*	27,781	117
S1 Corp.*	17,364	120
Saba Software, Inc.*	9,189	56
Safeguard Scientifics, Inc.*	6,537	112
Sapient Corp.	32,657	395

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Internet - 3.1% continued
Shutterfly, Inc.*	8,648	$303
Sourcefire, Inc.*	8,692	225
SPS Commerce, Inc.*	1,381	22
Stamps.com, Inc.	3,527	47
support.com, Inc.*	15,582	101
TechTarget, Inc.*	4,576	36
TeleCommunication Systems, Inc., Class A*	13,887	65
Terremark Worldwide, Inc.*	17,806	231
TIBCO Software, Inc.*	51,898	1,023
Travelzoo, Inc.*	1,723	71
United Online, Inc.	27,732	183
US Auto Parts Network, Inc.*	4,667	39
ValueClick, Inc.*	25,679	412
VASCO Data Security International, Inc.*	8,823	72
VirnetX Holding Corp.	10,547	157
Vitacost.com, Inc.*	4,250	6
Vocus, Inc.*	5,202	144
Websense, Inc.*	13,546	274
Zix Corp.*	17,658	75

		12,052

Investment Companies - 0.9%
American Capital Ltd.*	106,545	806
Apollo Investment Corp.	60,834	674
Arlington Asset Investment Corp.	2,236	54
BlackRock Kelso Capital Corp.	22,349	247
Capital Southwest Corp.	957	99
Fifth Street Finance Corp.	17,625	214
Gladstone Capital Corp.	6,786	78
Gladstone Investment Corp.	6,247	48
Golub Capital BDC, Inc.	2,097	36
Harris & Harris Group, Inc.*	10,489	46
Hercules Technology Growth Capital, Inc.	10,945	113
Main Street Capital Corp.	4,815	88
MCG Capital Corp.	25,157	175
Medallion Financial Corp.	3,794	31
MVC Capital, Inc.	8,074	118
NGP Capital Resources Co.	7,157	66
PennantPark Investment Corp.	11,085	136
Prospect Capital Corp.	27,032	292
Solar Capital Ltd.	1,501	37
THL Credit, Inc.	2,564	33
TICC Capital Corp.	9,851	110
Triangle Capital Corp.	4,968	94

		3,595

Iron/Steel - 0.0%
Metals USA Holdings Corp.*	3,067	47
Shiloh Industries, Inc.	1,537	18
Universal Stainless & Alloy*	1,985	62

		127

Leisure Time - 0.6%
Ambassadors Group, Inc.	6,540	75
Arctic Cat, Inc.*	3,346	49
Brunswick Corp.	28,026	525
Callaway Golf Co.	21,146	171
Interval Leisure Group, Inc.*	12,698	205
Johnson Outdoors, Inc., Class A*	1,267	16
Life Time Fitness, Inc.*	13,101	537
Marine Products Corp.*	2,500	17
Multimedia Games, Inc.*	7,850	44
Polaris Industries, Inc.	9,782	763

		2,402

Lodging - 0.3%
Ameristar Casinos, Inc.	7,923	124
Boyd Gaming Corp.*	16,231	172
Gaylord Entertainment Co.*	11,051	397
Marcus Corp.	6,345	84
Monarch Casino & Resort, Inc.*	2,782	35
Morgans Hotel Group Co.*	7,036	64
Orient-Express Hotels Ltd., Class A*	32,610	424
Red Lion Hotels Corp.*	4,160	33

		1,333

Machinery - Construction & Mining - 0.0%
Astec Industries, Inc.*	6,412	208

Machinery - Diversified - 1.5%
Alamo Group, Inc.	2,047	57
Albany International Corp., Class A	8,655	205
Altra Holdings, Inc.*	8,167	162
Applied Industrial Technologies, Inc.	13,362	434
Briggs & Stratton Corp.	15,626	308
Cascade Corp.	2,942	139
Chart Industries, Inc.*	9,005	304
Cognex Corp.	12,553	369
Columbus McKinnon Corp.*	6,268	127
DXP Enterprises, Inc.*	2,428	58
Flow International Corp.*	16,679	68
Gerber Scientific, Inc.*	8,869	70
Gorman-Rupp (The) Co.	3,731	121
Intermec, Inc.*	15,377	195

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Machinery - Diversified - 1.5% continued
Intevac, Inc.*	7,079	$99
iRobot Corp.*	6,818	170
Kadant, Inc.*	3,972	94
Lindsay Corp.	3,863	230
Middleby Corp.*	5,268	445
NACCO Industries, Inc., Class A	1,856	201
Nordson Corp.	10,677	981
Presstek, Inc.*	7,658	17
Robbins & Myers, Inc.	8,625	309
Sauer-Danfoss, Inc.*	3,687	104
Tecumseh Products Co., Class A*	5,912	77
Tennant Co.	5,897	226
Twin Disc, Inc.	2,999	89

		5,659

Media - 0.7%
Acacia Research - Acacia Technologies*	10,758	279
AH Belo Corp., Class A*	6,556	57
Beasley Broadcasting Group, Inc., Class A*	2,322	14
Belo Corp., Class A*	27,886	197
Cambium Learning Group, Inc.*	4,558	16
CKX, Inc.*	16,866	68
Courier Corp.	3,419	53
Crown Media Holdings, Inc., Class A*	8,182	21
Cumulus Media, Inc., Class A*	6,013	26
Dex One Corp.*	15,094	113
DG FastChannel, Inc.*	7,799	225
Dolan (The) Co.*	9,752	136
Entercom Communications Corp., Class A*	7,865	91
Entravision Communications Corp., Class A*	13,235	34
EW Scripps Co., Class A*	9,500	96
Fisher Communications, Inc.*	2,042	45
Gray Television, Inc.*	13,339	25
Journal Communications, Inc., Class A*	12,173	61
Lee Enterprises, Inc.*	12,195	30
LIN TV Corp., Class A*	7,981	42
LodgeNet Interactive Corp.*	8,617	37
Martha Stewart Living Omnimedia, Inc., Class A*	7,829	35
McClatchy (The) Co., Class A*	19,705	92
Media General, Inc., Class A*	7,038	41
Mediacom Communications Corp., Class A*	12,417	105
Nexstar Broadcasting Group, Inc., Class A*	2,873	17
Outdoor Channel Holdings, Inc.*	3,953	28
Playboy Enterprises, Inc., Class B*	6,860	36
PRIMEDIA, Inc.	4,160	17
Radio One, Inc., Class D*	8,472	10
Scholastic Corp.	9,662	285
Sinclair Broadcast Group, Inc., Class A	15,081	123
SuperMedia, Inc.*	3,535	31
Value Line, Inc.	300	4
Westwood One, Inc.*	1,499	14
World Wrestling Entertainment, Inc., Class A	8,057	115

		2,619

Metal Fabrication/Hardware - 0.9%
A.M. Castle & Co.*	5,599	103
Ampco-Pittsburgh Corp.	2,736	77
CIRCOR International, Inc.	5,411	229
Dynamic Materials Corp.	4,366	98
Furmanite Corp.*	12,154	84
Haynes International, Inc.	3,839	161
Kaydon Corp.	10,596	431
L.B. Foster Co., Class A*	3,067	125
Ladish Co., Inc.*	5,027	244
Lawson Products, Inc.	1,040	26
Mueller Industries, Inc.	11,678	382
Mueller Water Products, Inc., Class A	50,331	210
Northwest Pipe Co.*	2,751	66
Olympic Steel, Inc.	2,904	83
Omega Flex, Inc.*	662	11
RBC Bearings, Inc.*	6,865	268
RTI International Metals, Inc.*	9,442	255
Sun Hydraulics, Corp.	4,013	152
Worthington Industries, Inc.	17,918	330

		3,335

Mining - 1.8%
Allied Nevada Gold Corp.*	23,770	625
AMCOL International Corp.	7,690	238
Brush Engineered Materials, Inc.*	6,418	248
Capital Gold Corp.*	19,970	101
Century Aluminum Co.*	20,328	316
Coeur d’Alene Mines Corp.*	27,033	739
General Moly, Inc.*	20,323	132
Globe Specialty Metals, Inc.	18,989	325

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Mining - 1.8% continued
Golden Star Resources Ltd.*	82,223	$377
Hecla Mining Co.*	80,109	902
Horsehead Holding Corp.*	13,139	171
Jaguar Mining, Inc.*	26,397	188
Kaiser Aluminum Corp.	4,869	244
Molycorp, Inc.*	7,951	397
Noranda Aluminum Holding Corp.*	4,206	62
Stillwater Mining Co.*	14,117	301
Thompson Creek Metals Co., Inc.*	51,700	761
U.S. Gold Corp.*	28,925	234
United States Lime & Minerals, Inc.*	837	35
Uranium Energy Corp.*	18,937	114
US Energy Corp. of Wyoming*	7,283	44
USEC, Inc.*	35,461	214

		6,768

Miscellaneous Manufacturing - 2.3%
A.O. Smith Corp.	11,390	434
Actuant Corp., Class A	20,642	549
Acuity Brands, Inc.	13,597	784
American Railcar Industries, Inc.*	3,190	71
Ameron International Corp.	2,875	220
AZZ, Inc.	3,961	158
Barnes Group, Inc.	15,130	313
Blount International, Inc.*	14,951	236
Brink’s (The) Co.	14,716	396
Ceradyne, Inc.*	7,927	250
CLARCOR, Inc.	15,804	678
Colfax Corp.*	7,212	133
Eastman Kodak Co.*	85,570	459
EnPro Industries, Inc.*	6,312	262
ESCO Technologies, Inc.	8,219	311
Fabrinet*	2,864	62
Federal Signal Corp.	20,030	137
FreightCar America, Inc.	3,751	109
GP Strategies Corp.*	4,413	45
Griffon Corp.*	13,602	173
Hexcel Corp.*	30,395	550
John Bean Technologies Corp.	9,168	184
Koppers Holdings, Inc.	6,425	230
LSB Industries, Inc.*	5,317	129
Lydall, Inc.*	4,749	38
Matthews International Corp., Class A	9,707	339
Metabolix, Inc.*	8,154	99
Movado Group, Inc.*	4,583	74
Myers Industries, Inc.	10,688	104
NL Industries, Inc.	1,800	20
Park-Ohio Holdings Corp.*	2,130	44
PMFG, Inc.*	4,289	70
Polypore International, Inc.*	6,717	274
Raven Industries, Inc.	4,942	236
Smith & Wesson Holding Corp.*	20,583	77
Standex International Corp.	4,085	122
STR Holdings, Inc.*	8,970	179
Sturm Ruger & Co., Inc.	6,084	93
Tredegar Corp.	8,155	158
Trimas Corp.*	4,827	99

		8,899

Office Furnishings - 0.4%
Herman Miller, Inc.	17,612	445
HNI Corp.	14,380	449
Interface, Inc., Class A	16,130	252
Knoll, Inc.	14,806	248
Steelcase, Inc., Class A	23,538	249

		1,643

Oil & Gas - 3.1%
Abraxas Petroleum Corp.*	22,463	103
Alon USA Energy, Inc.	2,500	15
Apco Oil and Gas International, Inc.	2,879	166
Approach Resources, Inc.*	5,319	123
ATP Oil & Gas Corp.*	13,916	233
Berry Petroleum Co., Class A	16,132	705
Bill Barrett Corp.*	14,402	592
BPZ Resources, Inc.*	31,813	151
Brigham Exploration Co.*	35,765	974
Callon Petroleum Co.*	9,622	57
CAMAC Energy, Inc.*	13,065	26
Carrizo Oil & Gas, Inc.*	9,942	343
Cheniere Energy, Inc.*	17,650	97
Clayton Williams Energy, Inc.*	1,878	158
Contango Oil & Gas Co.*	3,826	222
CVR Energy, Inc.*	9,617	146
Delek US Holdings, Inc.	3,900	28
Delta Petroleum Corp.*	61,703	47
Endeavour International Corp.*	6,675	92
Energy Partners Ltd.*	9,245	137
Energy XXI Bermuda Ltd.*	21,737	602
Evolution Petroleum Corp.*	4,295	28

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Oil & Gas - 3.1% continued
FX Energy, Inc.*	14,715	$91
Gastar Exploration Ltd.*	17,309	74
Georesources, Inc.*	4,356	97
GMX Resources, Inc.*	8,597	47
Goodrich Petroleum Corp.*	7,672	135
Gulfport Energy Corp.*	8,522	185
Harvest Natural Resources, Inc.*	10,336	126
Hercules Offshore, Inc.*	37,401	129
Hess Corp.	2,095	160
Houston American Energy Corp.	5,896	107
Isramco, Inc.*	200	17
Kodiak Oil & Gas Corp.*	56,722	374
Magnum Hunter Resources Corp.*	16,449	118
McMoRan Exploration Co.*	30,301	519
Miller Petroleum, Inc.*	7,103	37
Northern Oil and Gas, Inc.*	17,068	464
Oasis Petroleum, Inc.*	15,338	416
Panhandle Oil and Gas, Inc., Class A	2,061	57
Parker Drilling Co.*	35,556	163
Penn Virginia Corp.	13,972	235
Petroleum Development Corp.*	7,507	317
Petroquest Energy, Inc.*	17,838	134
Pioneer Drilling Co.*	17,564	155
RAM Energy Resources, Inc.*	15,775	29
Resolute Energy Corp.*	11,602	171
Rex Energy Corp.*	10,563	144
Rosetta Resources, Inc.*	16,070	605
Seahawk Drilling, Inc.*	3,034	27
Stone Energy Corp.*	13,220	295
Swift Energy Co.*	13,237	518
TransAtlantic Petroleum Ltd.*	44,275	147
Vaalco Energy, Inc.*	16,550	119
Vantage Drilling Co.*	51,460	105
Venoco, Inc.*	6,559	121
W&T Offshore, Inc.	10,702	191
Warren Resources, Inc.*	22,333	101
Western Refining, Inc.*	16,612	176

		11,951

Oil & Gas Services - 1.7%
Allis-Chalmers Energy, Inc.*	12,238	87
Basic Energy Services, Inc.*	7,404	122
Cal Dive International, Inc.*	30,609	174
CARBO Ceramics, Inc.	5,889	610
Complete Production Services, Inc.*	24,467	723
Dawson Geophysical Co.*	2,531	81
Dril-Quip, Inc.*	10,632	826
Global Geophysical Services, Inc.*	2,140	22
Global Industries Ltd.*	32,588	226
Gulf Island Fabrication, Inc.	4,757	134
Helix Energy Solutions Group, Inc.*	33,179	403
Hornbeck Offshore Services, Inc.*	6,982	146
ION Geophysical Corp.*	39,179	332
Key Energy Services, Inc.*	39,581	514
Lufkin Industries, Inc.	9,345	583
Matrix Service Co.*	8,797	107
Natural Gas Services Group, Inc.*	4,172	79
Newpark Resources, Inc.*	26,773	165
OYO Geospace Corp.*	1,262	125
RPC, Inc.	13,368	242
T-3 Energy Services, Inc.*	4,003	159
Tesco Corp.*	9,228	146
Tetra Technologies, Inc.*	23,740	282
Union Drilling, Inc.*	5,121	37
Willbros Group, Inc.*	15,603	153

		6,478

Packaging & Containers - 0.4%
AEP Industries, Inc.*	1,384	36
Graham Packaging Co., Inc.*	4,893	64
Graphic Packaging Holding Co.*	33,634	131
Rock-Tenn Co., Class A	12,198	658
Silgan Holdings, Inc.	16,733	599

		1,488

Pharmaceuticals - 3.1%
Acura Pharmaceuticals, Inc.*	1,968	7
Akorn, Inc.*	18,788	114
Alexza Pharmaceuticals, Inc.*	10,726	13
Alimera Sciences, Inc.*	1,800	19
Alkermes, Inc.*	29,429	361
Allos Therapeutics, Inc.*	25,564	118
Anacor Pharmaceuticals, Inc.*	3,816	21
Antares Pharma, Inc.*	19,904	34
Anthera Pharmaceuticals, Inc.*	2,463	12
Aoxing Pharmaceutical Co., Inc.*	6,515	18
Ardea Biosciences, Inc.*	4,346	113
Array Biopharma, Inc.*	17,335	52
Auxilium Pharmaceuticals, Inc.*	13,113	277
AVANIR Pharmaceuticals, Inc., Class A*	28,452	116

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Pharmaceuticals - 3.1% continued
AVI BioPharma, Inc.*	32,799	$70
Biodel, Inc.*	4,619	8
BioScrip, Inc.*	13,559	71
Biospecifics Technologies Corp.*	1,054	27
Cadence Pharmaceuticals, Inc.*	9,424	71
Caraco Pharmaceutical Laboratories Ltd.*	3,400	15
Catalyst Health Solutions, Inc.*	11,790	548
Corcept Therapeutics, Inc.*	7,111	27
Cornerstone Therapeutics, Inc.*	2,321	13
Cumberland Pharmaceuticals, Inc.*	4,296	26
Cypress Bioscience, Inc.*	13,424	87
Cytori Therapeutics, Inc.*	15,062	78
Depomed, Inc.*	16,532	105
Durect Corp.*	29,239	101
Dyax Corp.*	28,987	62
Eurand N.V.*	6,329	75
Furiex Pharmaceuticals, Inc.*	2,420	35
Hi-Tech Pharmacal Co., Inc.*	3,068	77
Idenix Pharmaceuticals, Inc.*	10,537	53
Impax Laboratories, Inc.*	19,861	399
Infinity Pharmaceuticals, Inc.*	5,201	31
Inspire Pharmaceuticals, Inc.*	19,309	162
Ironwood Pharmaceuticals, Inc.*	5,778	60
Isis Pharmaceuticals, Inc.*	29,158	295
Jazz Pharmaceuticals, Inc.*	4,920	97
Keryx Biopharmaceuticals, Inc.*	16,939	78
Lannett Co., Inc.*	3,046	17
MannKind Corp.*	20,204	163
MAP Pharmaceuticals, Inc.*	4,804	80
Medicis Pharmaceutical Corp., Class A	19,155	513
Medivation, Inc.*	11,188	170
Nabi Biopharmaceuticals*	14,199	82
Nature’s Sunshine Products, Inc.*	2,208	20
Nektar Therapeutics*	30,078	387
Neogen Corp.*	7,295	299
Neurocrine Biosciences, Inc.*	15,173	116
NeurogesX, Inc.*	3,260	21
Nutraceutical International Corp.*	2,816	40
Obagi Medical Products, Inc.*	4,888	56
Onyx Pharmaceuticals, Inc.*	19,751	728
Opko Health, Inc.*	29,252	107
Optimer Pharmaceuticals, Inc.*	10,259	116
Orexigen Therapeutics, Inc.*	9,228	75
Osiris Therapeutics, Inc.*	4,908	38
Pain Therapeutics, Inc.*	11,582	78
Par Pharmaceutical Cos., Inc.*	11,188	431
Pharmacyclics, Inc.*	14,200	86
Pharmasset, Inc.*	9,120	396
PharMerica Corp.*	10,006	115
Pozen, Inc.*	8,573	57
Progenics Pharmaceuticals, Inc.*	10,282	56
Questcor Pharmaceuticals, Inc.*	17,664	260
Rigel Pharmaceuticals, Inc.*	17,566	132
Salix Pharmaceuticals Ltd.*	17,910	841
Santarus, Inc.*	14,254	47
Savient Pharmaceuticals, Inc.*	21,693	242
Schiff Nutrition International, Inc.	3,702	34
Sciclone Pharmaceuticals, Inc.*	11,759	49
SIGA Technologies, Inc.*	10,512	147
Somaxon Pharmaceuticals, Inc.*	11,350	36
Spectrum Pharmaceuticals, Inc.*	14,833	102
Sucampo Pharmaceuticals, Inc., Class A*	2,546	10
Synta Pharmaceuticals Corp.*	8,465	52
Synutra International, Inc.*	5,678	76
Targacept, Inc.*	7,641	202
Theravance, Inc.*	19,755	495
USANA Health Sciences, Inc.*	1,745	76
Vanda Pharmaceuticals, Inc.*	8,459	80
Viropharma, Inc.*	24,043	416
Vivus, Inc.*	25,384	238
XenoPort, Inc.*	9,692	83
Zalicus, Inc.*	18,034	29
Zogenix, Inc.*	2,181	12

		11,852

Pipelines - 0.0%
Crosstex Energy, Inc.	13,331	118

Real Estate - 0.1%
Avatar Holdings, Inc.*	2,718	54
Consolidated-Tomoka Land Co.	1,575	45
Forestar Group, Inc.*	11,350	219
HFF, Inc., Class A*	5,367	52
Kennedy-Wilson Holdings, Inc.*	7,326	73
Terreno Realty Corp.*	2,541	46
Thomas Properties Group, Inc.*	9,483	40
United Capital Corp.*	480	16

		545

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	12,864	$235
Agree Realty Corp.	2,418	63
Alexander’s, Inc.	638	263
American Campus Communities, Inc.	20,647	656
American Capital Agency Corp.	15,858	456
Anworth Mortgage Asset Corp.	37,527	263
Apollo Commercial Real Estate Finance, Inc.	5,143	84
Ashford Hospitality Trust, Inc.*	11,980	116
Associated Estates Realty Corp.	13,052	200
BioMed Realty Trust, Inc.	40,969	764
Campus Crest Communities, Inc.	9,366	131
CapLease, Inc.	17,766	103
Capstead Mortgage Corp.	22,137	279
CBL & Associates Properties, Inc.	43,396	759
Cedar Shopping Centers, Inc.	15,974	100
Chatham Lodging Trust	2,349	41
Chesapeake Lodging Trust	4,397	83
Cogdell Spencer, Inc.	13,780	80
Colonial Properties Trust	24,495	442
Colony Financial, Inc.	4,478	90
Coresite Realty Corp.	6,085	83
Cousins Properties, Inc.	28,098	234
CreXus Investment Corp.	3,946	52
Cypress Sharpridge Investments, Inc.	16,252	210
DCT Industrial Trust, Inc.	66,430	353
DiamondRock Hospitality Co.*	48,539	582
DuPont Fabros Technology, Inc.	12,748	271
Dynex Capital, Inc.	7,672	84
EastGroup Properties, Inc.	8,706	368
Education Realty Trust, Inc.	18,763	146
Entertainment Properties Trust	14,676	679
Equity Lifestyle Properties, Inc.	8,220	460
Equity One, Inc.	12,327	224
Excel Trust, Inc.	5,314	64
Extra Space Storage, Inc.	27,504	479
FelCor Lodging Trust, Inc.*	31,528	222
First Industrial Realty Trust, Inc.*	19,939	175
First Potomac Realty Trust	15,296	257
Franklin Street Properties Corp.	21,385	305
Getty Realty Corp.	6,847	214
Gladstone Commercial Corp.	2,857	54
Glimcher Realty Trust	26,795	225
Government Properties Income Trust	8,687	233
Hatteras Financial Corp.	14,307	433
Healthcare Realty Trust, Inc.	19,799	419
Hersha Hospitality Trust	41,910	277
Highwoods Properties, Inc.	22,557	718
Home Properties, Inc.	11,657	647
Hudson Pacific Properties, Inc.	4,312	65
Inland Real Estate Corp.	23,205	204
Invesco Mortgage Capital, Inc.	12,536	274
Investors Real Estate Trust	24,089	216
iStar Financial, Inc.*	28,651	224
Kilroy Realty Corp.	16,836	614
Kite Realty Group Trust	16,062	87
LaSalle Hotel Properties	21,883	578
Lexington Realty Trust	31,285	249
LTC Properties, Inc.	7,922	222
Medical Properties Trust, Inc.	35,679	386
MFA Financial, Inc.	88,141	719
Mid-America Apartment Communities, Inc.	10,295	654
Mission West Properties, Inc.	5,284	35
Monmouth Real Estate Investment Corp, Class A	9,077	77
MPG Office Trust, Inc.*	12,974	36
National Health Investors, Inc.	7,839	353
National Retail Properties, Inc.	26,203	694
Newcastle Investment Corp.*	20,272	136
NorthStar Realty Finance Corp.	25,311	120
Omega Healthcare Investors, Inc.	30,940	694
One Liberty Properties, Inc.	2,919	49
Parkway Properties, Inc.	6,636	116
Pebblebrook Hotel Trust	11,800	240
Pennsylvania Real Estate Investment Trust	17,805	259
PennyMac Mortgage Investment Trust	5,039	91
Post Properties, Inc.	15,296	555
PS Business Parks, Inc.	5,945	331
RAIT Financial Trust*	31,558	69
Ramco-Gershenson Properties Trust	11,459	143
Redwood Trust, Inc.	24,874	371
Resource Capital Corp.	15,304	113
Retail Opportunity Investments Corp.	12,535	124
Sabra Healthcare REIT, Inc.	8,148	150
Saul Centers, Inc.	2,112	100
Sovran Self Storage, Inc.	8,562	315
Starwood Property Trust, Inc.	14,756	317
Strategic Hotels & Resorts, Inc.*	43,928	232
Sun Communities, Inc.	5,915	197
Sunstone Hotel Investors, Inc.*	36,398	376

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate Investment Trusts - 7.0% continued
Tanger Factory Outlet Centers, Inc.	12,716	$651
Two Harbors Investment Corp.	8,401	82
UMH Properties, Inc.	2,854	29
Universal Health Realty Income Trust	3,361	123
Urstadt Biddle Properties, Inc., Class A	7,013	136
U-Store-It Trust	29,627	282
Walter Investment Management Corp.	8,068	145
Washington Real Estate Investment Trust	20,165	625
Winthrop Realty Trust	7,107	91

		26,625

Retail - 6.1%
99 Cents Only Stores*	14,350	229
AFC Enterprises, Inc.*	8,313	116
America’s Car-Mart, Inc.*	3,203	87
AnnTaylor Stores Corp.*	18,532	508
Asbury Automotive Group, Inc.*	9,365	173
Ascena Retail Group, Inc*	18,591	491
Barnes & Noble, Inc.	12,223	173
Bebe Stores, Inc.	9,275	55
Big 5 Sporting Goods Corp.	6,437	98
Biglari Holdings, Inc.*	440	181
BJ’s Restaurants, Inc.*	7,101	252
Bob Evans Farms, Inc.	9,390	310
Body Central Corp.*	1,906	27
Bon-Ton Stores (The), Inc.*	3,191	40
Books-A-Million, Inc.	2,023	12
Borders Group, Inc.*	14,433	13
Bravo Brio Restaurant Group, Inc.*	3,545	68
Brown Shoe Co., Inc.	14,174	197
Buckle (The), Inc.	8,306	314
Buffalo Wild Wings, Inc.*	5,768	253
Build-A-Bear Workshop, Inc.*	6,306	48
Cabela’s, Inc.*	12,577	274
California Pizza Kitchen, Inc.*	6,259	108
Caribou Coffee Co., Inc.*	2,714	27
Carrols Restaurant Group, Inc.*	5,055	38
Casey’s General Stores, Inc.	11,815	502
Cash America International, Inc.	9,131	337
Casual Male Retail Group, Inc.*	11,711	56
Cato (The) Corp., Class A	8,971	246
CEC Entertainment, Inc.*	6,608	257
Charming Shoppes, Inc.*	35,100	125
Cheesecake Factory (The), Inc.*	18,766	575
Children’s Place Retail Stores (The), Inc.*	8,458	420
Christopher & Banks Corp.	10,403	64
Citi Trends, Inc.*	4,470	110
Coinstar, Inc.*	10,014	565
Coldwater Creek, Inc.*	17,772	56
Collective Brands, Inc.*	20,704	437
Conn’s, Inc.*	4,382	21
Cracker Barrel Old Country Store, Inc.	7,545	413
Denny’s Corp.*	31,477	113
Destination Maternity Corp.*	1,526	58
Dillard’s, Inc., Class A	13,552	514
DineEquity, Inc.*	5,736	283
Domino’s Pizza, Inc.*	11,165	178
DSW, Inc., Class A*	4,402	172
Einstein Noah Restaurant Group, Inc.*	1,411	20
Express, Inc.	5,339	100
Ezcorp, Inc., Class A*	14,263	387
Finish Line (The), Inc., Class A	16,254	279
First Cash Financial Services, Inc.*	9,690	300
Fred’s, Inc., Class A	12,994	179
Gaiam, Inc., Class A	4,452	34
Genesco, Inc.*	7,504	281
Gordmans Stores, Inc.*	1,676	28
Group 1 Automotive, Inc.	7,728	323
Haverty Furniture Cos., Inc.	5,462	71
hhgregg, Inc.*	4,261	89
Hibbett Sports, Inc.*	9,025	333
HOT Topic, Inc.	14,221	89
HSN, Inc.*	12,417	380
Jack in the Box, Inc.*	17,490	370
Jamba, Inc.*	16,455	37
Jo-Ann Stores, Inc.*	8,622	519
JOS. A. Bank Clothiers, Inc.*	8,458	341
Kenneth Cole Productions, Inc., Class A*	2,663	33
Kirkland’s, Inc.*	5,183	73
Krispy Kreme Doughnuts, Inc.*	19,020	133
Lithia Motors, Inc., Class A	6,716	96
Liz Claiborne, Inc.*	30,471	218
Lumber Liquidators Holdings, Inc.*	7,142	178
MarineMax, Inc.*	7,233	68
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,090	37
Men’s Wearhouse (The), Inc.	16,738	418
New York & Co., Inc.*	7,097	31
Nu Skin Enterprises, Inc., Class A	15,215	460
O’Charleys, Inc.*	5,200	37

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Retail - 6.1% continued
OfficeMax, Inc.*	26,920	$476
P.F. Chang’s China Bistro, Inc.	7,140	346
Pacific Sunwear of California, Inc.*	20,982	114
Pantry (The), Inc.*	7,569	150
Papa John’s International, Inc.*	6,592	183
PC Connection, Inc.*	2,905	26
Penske Automotive Group, Inc*	13,780	240
PEP Boys-Manny, Moe & Jack	16,251	218
PetMed Express, Inc.	7,449	133
Pier 1 Imports, Inc.*	32,368	340
Pricesmart, Inc.	4,775	182
Red Robin Gourmet Burgers, Inc.*	5,236	112
Regis Corp.	17,821	296
Retail Ventures, Inc.*	6,926	113
Rite Aid Corp.*	169,297	150
Ruby Tuesday, Inc.*	19,887	260
Rue21, Inc.*	4,539	133
Rush Enterprises, Inc., Class A*	9,975	204
Ruth’s Hospitality Group, Inc.*	8,066	37
Saks, Inc.*	42,746	457
Sally Beauty Holdings, Inc.*	29,146	423
Shoe Carnival, Inc.*	3,096	84
Sonic Automotive, Inc., Class A	12,045	159
Sonic Corp.*	19,668	199
Stage Stores, Inc.	12,198	212
Stein Mart, Inc.	8,186	76
Steinway Musical Instruments*	1,817	36
Susser Holdings Corp.*	2,336	32
Systemax, Inc.*	2,869	40
Talbots, Inc.*	22,973	196
Texas Roadhouse, Inc.*	18,095	311
Tuesday Morning Corp.*	8,082	43
Ulta Salon Cosmetics & Fragrance, Inc.*	9,833	334
Vera Bradley, Inc.*	3,874	128
Vitamin Shoppe, Inc.*	4,795	161
West Marine, Inc.*	4,096	43
Wet Seal (The), Inc., Class A*	31,326	116
Winmark Corp.	685	23
World Fuel Services Corp.	21,531	779
Zumiez, Inc.*	6,336	170

		23,271

Savings & Loans - 1.1%
Abington Bancorp, Inc.	6,246	75
Astoria Financial Corp.	27,616	384
BankFinancial Corp.	6,071	59
Beneficial Mutual Bancorp, Inc.*	10,077	89
Berkshire Hills Bancorp, Inc.	4,197	93
BofI Holding, Inc.*	1,877	29
Brookline Bancorp, Inc.	18,663	202
Clifton Savings Bancorp, Inc.	2,500	27
Danvers Bancorp, Inc.	5,680	100
Dime Community Bancshares, Inc.	8,195	120
ESB Financial Corp.	2,574	42
ESSA Bancorp, Inc.	3,894	51
First Financial Holdings, Inc.	5,447	63
Flagstar Bancorp, Inc.*	19,009	31
Flushing Financial Corp.	10,160	142
Fox Chase Bancorp, Inc.*	1,905	23
Heritage Financial Group, Inc.	932	12
Home Bancorp, Inc.*	2,565	35
Home Federal Bancorp, Inc.	5,400	66
Investors Bancorp, Inc.*	15,167	199
Kaiser Federal Financial Group, Inc.	691	8
Kearny Financial Corp.	4,839	42
Meridian Interstate Bancorp, Inc.*	2,808	33
NASB Financial, Inc.	800	13
NewAlliance Bancshares, Inc.	33,433	501
Northfield Bancorp, Inc.	5,252	70
Northwest Bancshares, Inc.	34,220	402
OceanFirst Financial Corp.	4,499	58
Oritani Financial Corp.	17,855	219
Provident Financial Services, Inc.	18,592	281
Provident New York Bancorp	12,855	135
Rockville Financial, Inc.	2,200	27
Roma Financial Corp.	2,224	24
Territorial Bancorp, Inc.	4,851	97
United Financial Bancorp, Inc.	6,242	95
ViewPoint Financial Group	4,134	48
Waterstone Financial, Inc.*	1,700	6
Westfield Financial, Inc.	10,085	93
WSFS Financial Corp.	1,939	92

		4,086

Semiconductors - 3.4%
Advanced Analogic Technologies, Inc.*	11,708	47
Alpha & Omega Semiconductor Ltd.*	1,423	18
Amkor Technology, Inc.*	32,502	240
Anadigics, Inc.*	20,672	143
Applied Micro Circuits Corp.*	20,825	222

NORTHERN FUNDS QUARTERLY REPORT    77    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Semiconductors - 3.4% continued
ATMI, Inc.*	9,587	$191
Axcelis Technologies, Inc.*	34,111	118
AXT, Inc.*	10,146	106
Brooks Automation, Inc.*	21,101	191
Cabot Microelectronics Corp.*	7,536	312
Cavium Networks, Inc.*	13,490	508
Ceva, Inc.*	6,549	134
Cirrus Logic, Inc.*	21,296	340
Cohu, Inc.	7,299	121
Conexant Systems, Inc.*	22,295	36
Diodes, Inc.*	10,411	281
DSP Group, Inc.*	7,697	63
Emulex Corp.*	26,691	311
Entegris, Inc.*	40,885	305
Entropic Communications, Inc.*	20,176	244
Exar Corp.*	12,369	86
Formfactor, Inc.*	16,027	142
FSI International, Inc.*	11,478	51
GSI Technology, Inc.*	5,486	44
GT Solar International, Inc.*	20,254	185
Hittite Microwave Corp.*	8,649	528
Ikanos Communications, Inc.*	8,591	12
Inphi Corp.*	2,176	44
Integrated Device Technology, Inc.*	47,540	317
Integrated Silicon Solution, Inc.*	8,346	67
IXYS Corp.*	8,126	94
Kopin Corp.*	22,094	92
Kulicke & Soffa Industries, Inc.*	22,248	160
Lattice Semiconductor Corp.*	36,500	221
LTX-Credence Corp.*	15,143	112
Mattson Technology, Inc.*	13,686	41
MaxLinear, Inc., Class A*	2,098	23
Micrel, Inc.	16,404	213
Microsemi Corp.*	26,214	600
Mindspeed Technologies, Inc.*	10,279	63
MIPS Technologies, Inc.*	15,381	233
MKS Instruments, Inc.*	15,513	380
Monolithic Power Systems, Inc.*	10,320	171
MoSys, Inc.*	9,565	54
Nanometrics, Inc.*	5,675	73
Netlogic Microsystems, Inc.*	19,760	621
Omnivision Technologies, Inc.*	17,654	523
Pericom Semiconductor Corp.*	7,965	88
Photronics, Inc.*	16,842	100
PLX Technology, Inc.*	12,711	46
Power Integrations, Inc.	7,621	306
Richardson Electronics Ltd.	5,244	61
Rubicon Technology, Inc.*	5,335	113
Rudolph Technologies, Inc.*	9,557	79
Semtech Corp.*	19,560	443
Sigma Designs, Inc.*	10,262	145
Silicon Image, Inc.*	23,395	172
Standard Microsystems Corp.*	7,003	202
Supertex, Inc.*	2,942	71
Tessera Technologies, Inc.*	15,752	349
TriQuint Semiconductor, Inc.*	48,560	568
Ultra Clean Holdings*	6,897	64
Ultratech, Inc.*	7,517	150
Veeco Instruments, Inc.*	12,867	553
Volterra Semiconductor Corp.*	7,856	182
Zoran Corp.*	17,393	153

		12,926

Software - 4.0%
Accelrys, Inc.*	17,939	149
ACI Worldwide, Inc.*	10,789	290
Actuate Corp.*	14,778	84
Acxiom Corp.*	21,786	374
Advent Software, Inc.*	4,945	286
American Software, Inc., Class A	6,274	43
Ariba, Inc.*	28,277	664
Aspen Technology, Inc.*	19,159	243
athenahealth, Inc.*	10,499	430
Avid Technology, Inc.*	9,318	163
Blackbaud, Inc.	14,289	370
Blackboard, Inc.*	10,649	440
Bottomline Technologies, Inc.*	9,869	214
CDC Corp., Class A*	9,097	32
CommVault Systems, Inc.*	13,748	394
Computer Programs & Systems, Inc.	3,258	153
Concur Technologies, Inc.*	12,639	656
Convio, Inc.*	1,830	15
CSG Systems International, Inc.*	10,542	200
Deltek, Inc.*	6,531	47
DemandTec, Inc.*	6,078	66
Digi International, Inc.*	7,818	87
DynaVox, Inc., Class A*	2,668	14
Ebix, Inc.*	8,591	203
Envestnet, Inc.*	2,172	37

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Software - 4.0% continued
Epicor Software Corp.*	14,965	$151
EPIQ Systems, Inc.	10,608	146
Fair Isaac Corp.	12,891	301
FalconStor Software, Inc.*	10,212	34
Global Defense Technology & Systems, Inc.*	1,915	32
Guidance Software, Inc.*	4,087	29
Innerworkings, Inc.*	6,855	45
Interactive Intelligence, Inc.*	4,157	109
JDA Software Group, Inc.*	13,945	390
Lawson Software, Inc.*	42,799	396
Mantech International Corp., Class A*	6,926	286
MedAssets, Inc.*	13,553	274
Medidata Solutions, Inc.*	6,050	145
MicroStrategy, Inc., Class A*	2,836	242
Monotype Imaging Holdings, Inc.*	7,002	78
NetSuite, Inc.*	5,993	150
Omnicell, Inc.*	10,815	156
Opnet Technologies, Inc.	4,372	117
Parametric Technology Corp.*	35,995	811
PDF Solutions, Inc.*	6,456	31
Pegasystems, Inc.	5,131	188
Progress Software Corp.*	13,340	565
PROS Holdings, Inc.*	6,359	72
QAD, Inc.*	1,160	11
QLIK Technologies, Inc.*	3,920	101
Quality Systems, Inc.	5,803	405
Quest Software, Inc.*	18,901	524
RealPage, Inc.*	4,664	144
Renaissance Learning, Inc.	3,724	44
RightNow Technologies, Inc.*	6,620	157
Rosetta Stone, Inc.*	2,955	63
Schawk, Inc.	3,748	77
Seachange International, Inc.*	8,277	71
Smith Micro Software, Inc.*	9,643	152
SolarWinds, Inc.*	11,227	216
SS&C Technologies Holdings, Inc.*	4,163	85
Synchronoss Technologies, Inc.*	7,102	190
SYNNEX Corp.*	7,157	223
Take-Two Interactive Software, Inc.*	21,679	265
Taleo Corp., Class A*	12,231	338
THQ, Inc.*	22,053	134
Trident Microsystems, Inc.*	18,475	33
Tyler Technologies, Inc.*	9,172	190
Ultimate Software Group, Inc.*	7,784	379
VeriFone Systems, Inc.*	26,737	1,031

		15,235

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	11,079	218

Telecommunications - 3.9%
Acme Packet, Inc.*	13,773	732
ADTRAN, Inc.	19,547	708
Alaska Communications Systems Group, Inc.	14,118	157
Anaren, Inc.*	4,881	102
Anixter International, Inc.	8,858	529
Applied Signal Technology, Inc.	4,384	166
Arris Group, Inc.*	40,151	450
Aruba Networks, Inc.*	23,915	499
Atlantic Tele-Network, Inc.	2,829	108
Aviat Networks, Inc.*	18,494	94
BigBand Networks, Inc.*	15,133	42
Black Box Corp.	5,511	211
Calix, Inc.*	2,160	37
Cbeyond, Inc.*	8,207	125
Cincinnati Bell, Inc.*	64,180	180
Comtech Telecommunications Corp.	8,946	248
Consolidated Communications Holdings, Inc.	8,008	155
CPI International, Inc.*	2,610	51
DigitalGlobe, Inc.*	8,491	269
EMS Technologies, Inc.*	4,805	95
Extreme Networks, Inc.*	27,069	84
FiberTower Corp.*	16,171	72
Finisar Corp.*	23,526	698
General Communication, Inc., Class A*	14,155	179
GeoEye, Inc.*	6,844	290
Global Crossing Ltd.*	8,832	114
Globalstar, Inc.*	19,600	28
Globecomm Systems, Inc.*	7,477	75
Harmonic, Inc.*	34,407	295
Hughes Communications, Inc.*	2,898	117
Hypercom Corp.*	13,769	115
ICO Global Communications Holdings Ltd.*	31,722	48
IDT Corp., Class B	4,303	110
Infinera Corp.*	27,214	281
InterDigital, Inc.	13,927	580
IPG Photonics Corp.*	8,357	264

NORTHERN FUNDS QUARTERLY REPORT    23     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Telecommunications - 3.9% continued
Iridium Communications, Inc.*	10,462	$86
Ixia*	10,438	175
Knology, Inc.*	9,948	155
KVH Industries, Inc.*	4,997	60
LogMeIn, Inc.*	4,560	202
Loral Space & Communications, Inc.*	3,456	264
Meru Networks, Inc.*	1,535	24
Motricity, Inc.*	1,460	27
Netgear, Inc.*	10,913	368
Network Equipment Technologies, Inc.*	9,916	46
Neutral Tandem, Inc.*	10,155	147
Novatel Wireless, Inc.*	10,149	97
NTELOS Holdings Corp.	8,973	171
Occam Networks, Inc.*	3,668	32
Oclaro, Inc.*	15,841	208
Oplink Communications, Inc.*	6,373	118
Opnext, Inc.*	14,724	26
PAETEC Holding Corp.*	39,946	149
Plantronics, Inc.	15,226	567
Powerwave Technologies, Inc.*	39,977	102
Preformed Line Products Co.	712	42
Premiere Global Services, Inc.*	18,645	127
RF Micro Devices, Inc.*	85,053	625
SAVVIS, Inc.*	11,654	297
Shenandoah Telecommunications Co.	7,690	144
ShoreTel, Inc.*	14,323	112
Sonus Networks, Inc.*	67,965	181
Sycamore Networks, Inc.	5,759	119
Symmetricom, Inc.*	13,937	99
Syniverse Holdings, Inc.*	21,721	670
Tekelec*	21,242	253
TeleNav, Inc.*	2,380	17
Tessco Technologies, Inc.	1,445	23
USA Mobility, Inc.	7,265	129
UTStarcom, Inc.*	32,843	68
Viasat, Inc.*	10,394	462
Vonage Holdings Corp.*	33,032	74

		14,774

Textiles - 0.1%
Culp, Inc.*	2,436	25
G&K Services, Inc., Class A	5,834	181
Unifirst Corp.	4,469	246

		452

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	9,274	169
Leapfrog Enterprises, Inc.*	9,472	52
RC2 Corp.*	6,606	144

		365

Transportation - 1.9%
Air Transport Services Group, Inc.*	17,342	137
Arkansas Best Corp.	8,200	225
Atlas Air Worldwide Holdings, Inc.*	8,118	453
Baltic Trading Ltd.	5,333	55
Bristow Group, Inc.*	11,159	528
CAI International, Inc.*	3,353	66
Celadon Group, Inc.*	6,873	102
DHT Maritime, Inc.	16,612	77
Dynamex, Inc.*	3,293	82
Eagle Bulk Shipping, Inc.*	19,882	99
Echo Global Logistics, Inc.*	3,104	37
Excel Maritime Carriers Ltd.*	12,719	72
Forward Air Corp.	9,098	258
Genco Shipping & Trading Ltd.*	9,271	134
General Maritime Corp.	24,118	78
Genesee & Wyoming, Inc., Class A*	12,192	646
Golar LNG Ltd.	11,346	170
Gulfmark Offshore, Inc., Class A*	7,521	229
Heartland Express, Inc.	15,622	250
Horizon Lines, Inc., Class A	8,509	37
HUB Group, Inc., Class A*	11,843	416
International Shipholding Corp.	1,612	41
Knight Transportation, Inc.	18,323	348
Knightsbridge Tankers Ltd.	7,652	170
Marten Transport Ltd.	5,083	109
Nordic American Tanker Shipping	14,863	387
Old Dominion Freight Line, Inc.*	12,903	413
Overseas Shipholding Group, Inc.	7,967	282
P.A.M. Transportation Services, Inc.*	1,189	13
Pacer International, Inc.*	11,440	78
Patriot Transportation Holding, Inc.*	400	37
PHI, Inc. (Non Voting)*	4,513	85
Quality Distribution, Inc.*	2,757	25
RailAmerica, Inc.*	6,820	88
Roadrunner Transportation Systems, Inc.*	2,854	41
Saia, Inc.*	5,361	89
Scorpio Tankers, Inc.*	5,479	55
Ship Finance International Ltd.	14,107	304
Teekay Tankers Ltd., Class A	9,949	123

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Transportation - 1.9% continued
Ultrapetrol Bahamas Ltd.*	6,011	$39
Universal Truckload Services, Inc.*	1,500	24
USA Truck, Inc.*	2,138	28
Werner Enterprises, Inc.	13,404	303

		7,233

Trucking & Leasing - 0.2%
Aircastle Ltd.	16,152	169
Amerco, Inc.*	2,710	260
Greenbrier Cos., Inc.*	6,005	126
TAL International Group, Inc.	5,116	158
Textainer Group Holdings Ltd.	2,936	84

		797

Water - 0.3%
American States Water Co.	5,988	207
Artesian Resources Corp., Class A	1,838	35
California Water Service Group	6,284	234
Connecticut Water Service, Inc.	2,838	79
Consolidated Water Co., Inc.	4,046	37
Middlesex Water Co.	5,821	107
Pico Holdings, Inc.*	7,197	229
SJW Corp.	3,703	98
York Water Co.	3,486	60

		1,086

Total Common Stocks (Cost $311,255)		371,353

INVESTMENT COMPANIES - 2.2%
Kayne Anderson Energy Development Co.	2,829	51
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	8,488,907	8,489

Total Investment Companies (Cost $8,546)		8,540

OTHER - 0.0%
Escrow DLB Oil & Gas (3) *	800	—
Total Other (Cost $ — )		—

RIGHTS - 0.0%
CSF Holdings, Inc.(4) *	4,212	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $3.50*	429	—
Lantronix, Inc., Exp. 2/9/11*	141	—
Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
United States Treasury Bill, 0.17%, 5/5/11(5)	$1,110	$1,109

Total Short-Term Investments (Cost $1,109)		1,109

Total Investments - 99.6% (Cost $320,910)		381,002

Other Assets less Liabilities - 0.4%		1,471

NET ASSETS - 100.0%		$382,473

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,649,000 with net purchases of approximately $2,840,000 during the nine months ended December 31, 2010.
(3)	Security listed as escrow is considered to be worthless.
(4)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    25     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

At December 31, 2010, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	144	$11,265	Long	03/11	$188

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$324,825

Gross tax appreciation of investments	$86,948
Gross tax depreciation of investments	(30,771)

Net tax appreciation of investments	$56,177

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: the Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock
Advertising	$269	$—	$—	$269
Aerospace/Defense	4,997	—	—	4,997
Agriculture	1,264	—	—	1,264
Airlines	2,769	—	—	2,769
Apparel	7,207	—	—	7,207
Auto Manufacturers	379	—	—	379
Auto Parts & Equipment	4,419	—	—	4,419
Banks	21,282	—	—	21,282
Beverages	754	—	—	754
Biotechnology	7,625	—	—	7,625
Building Materials	2,795	—	—	2,795
Chemicals	8,529	—	—	8,529
Coal	1,324	—	—	1,324
Commercial Services	20,374	—	—	20,374
Computers	9,595	—	—	9,595
Cosmetics/Personal Care	292	—	—	292
Distribution/Wholesale	3,571	—	—	3,571
Diversified Financial Services	6,551	—	—	6,551
Electric	6,372	—	—	6,372
Electrical Components & Equipment	4,553	—	—	4,553
Electronics	9,410	—	—	9,410
Energy - Alternate Sources	608	—	—	608
Engineering & Construction	2,678	—	—	2,678
Entertainment	2,606	—	—	2,606
Environmental Control	2,602	—	—	2,602
Food	6,356	—	—	6,356
Forest Products & Paper	2,321	—	—	2,321
Gas	4,249	—	—	4,249
Hand/Machine Tools	1,204	—	—	1,204
Healthcare - Products	13,435	—	—	13,435
Healthcare - Services	6,948	—	—	6,948
Holding Companies - Diversified	282	—	—	282
Home Builders	1,221	—	—	1,221
Home Furnishings	1,509	—	—	1,509
Household Products/Wares	1,778	—	—	1,778
Housewares	131	—	—	131
Insurance	10,954	—	—	10,954
Internet	12,046	—	6	12,052
Investment Companies	3,595	—	—	3,595
Iron/Steel	127	—	—	127
Leisure Time	2,402	—	—	2,402
Lodging	1,333	—	—	1,333
Machinery - Construction & Mining	208	—	—	208
Machinery - Diversified	5,659	—	—	5,659
Media	2,619	—	—	2,619
Metal Fabricate/ Hardware	3,335	—	—	3,335
Mining	6,768	—	—	6,768
Miscellaneous Manufacturing	8,899	—	—	8,899
Office Furnishings	1,643	—	—	1,643
Oil & Gas	11,951	—	—	11,951
Oil & Gas Services	6,478	—	—	6,478
Packaging & Containers	1,488	—	—	1,488
Pharmaceuticals	11,852	—	—	11,852
Pipelines	118	—	—	118
Real Estate	545	—	—	545
Real Estate Investment Trust	26,625	—	—	26,625
Retail	23,271	—	—	23,271
Savings & Loans	4,086	—	—	4,086
Semiconductors	12,926	—	—	12,926
Software	15,235	—	—	15,235
Storage/Warehousing	218	—	—	218
Pharmaceuticals	14,774	—	—	14,774
Textiles	452	—	—	452
Toys, Games & Hobbies	365	—	—	365
Transportation	7,233	—	—	7,233
Trucking & Leasing	797	—	—	797
Water	1,086	—	—	1,086
Investment Companies	8,540	—	—	8,540
Short-Term Invetments	—	1,109	—	1,109

Total Investments	$379,887	$1,109	$6	$381,002

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures	$188	$—	$—	$188

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)†*	BALANCE AS OF 12/31/10 (000S)
Common Stock
Internet	$—	$—	$(42)	$15	$33	$6

Total	$—	$—	$(42)	$15	$33	$6

†	Transferred into Level 3 due to certain securities being valued using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.
*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the period.

NORTHERN FUNDS QUARTERLY REPORT    27     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.*	76,563	$813
Omnicom Group, Inc.	47,439	2,173

		2,986

Aerospace/Defense - 2.0%
Boeing (The) Co.	115,463	7,535
General Dynamics Corp.	59,495	4,222
Goodrich Corp.	19,733	1,738
L-3 Communications Holdings, Inc.	17,774	1,253
Lockheed Martin Corp.	46,548	3,254
Northrop Grumman Corp.	46,004	2,980
Raytheon Co.	57,375	2,659
Rockwell Collins, Inc.	24,654	1,436
United Technologies Corp.	145,477	11,452

		36,529

Agriculture - 1.7%
Altria Group, Inc.	328,822	8,096
Archer-Daniels-Midland Co.	100,462	3,022
Lorillard, Inc.	23,569	1,934
Philip Morris International, Inc.	285,643	16,719
Reynolds American, Inc.	53,234	1,736

		31,507

Airlines - 0.1%
Southwest Airlines Co.	117,202	1,521

Apparel - 0.5%
Coach, Inc.	46,650	2,580
NIKE, Inc., Class B	60,231	5,145
Polo Ralph Lauren Corp.	10,158	1,127
VF Corp.	13,691	1,180

		10,032

Auto Manufacturers - 0.7%
Ford Motor Co.*	589,707	9,901
PACCAR, Inc.	57,495	3,302

		13,203

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	38,030	451
Johnson Controls, Inc.	106,185	4,056

		4,507

Banks - 8.4%
Bank of America Corp.	1,587,608	21,179
Bank of New York Mellon (The) Corp.	195,755	5,912
BB&T Corp.	109,644	2,882
Capital One Financial Corp.	71,916	3,061
Citigroup, Inc.*	4,573,824	21,634
Comerica, Inc.	28,138	1,188
Fifth Third Bancorp	125,662	1,845
First Horizon National Corp.*	37,794	445
First Horizon National Corp. (Fractional Shares)*	130,827	—
Goldman Sachs Group (The), Inc.	80,504	13,537
Huntington Bancshares, Inc.	135,889	933
JPMorgan Chase & Co.	615,737	26,120
KeyCorp	139,092	1,231
M&T Bank Corp.	19,019	1,656
Marshall & Ilsley Corp.	82,651	572
Morgan Stanley	238,111	6,479
Northern Trust Corp.(1) (2)	38,142	2,113
PNC Financial Services Group, Inc.	83,016	5,041
Regions Financial Corp.	197,384	1,382
State Street Corp.	79,041	3,663
SunTrust Banks, Inc.	78,807	2,326
U.S. Bancorp	302,645	8,162
Wells Fargo & Co.	826,711	25,620
Zions Bancorporation	28,139	682

		157,663

Beverages - 2.5%
Brown-Forman Corp., Class B	16,395	1,142
Coca-Cola (The) Co.	365,680	24,051
Coca-Cola Enterprises, Inc.	53,107	1,329
Constellation Brands, Inc., Class A*	27,919	618
Dr Pepper Snapple Group, Inc.	35,716	1,256
Molson Coors Brewing Co., Class B	24,871	1,248
PepsiCo, Inc.	249,636	16,309

		45,953

Biotechnology - 1.3%
Amgen, Inc.*	148,565	8,156
Biogen Idec, Inc.*	37,429	2,510
Celgene Corp.*	74,024	4,378
Genzyme Corp.*	40,676	2,896
Gilead Sciences, Inc.*	127,619	4,625
Life Technologies Corp.*	29,289	1,625

		24,190

Building Materials - 0.0%
Masco Corp.	56,144	711

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Chemicals - 2.0%
Air Products & Chemicals, Inc.	33,757	$3,070
Airgas, Inc.	11,744	733
CF Industries Holdings, Inc.	11,185	1,512
Dow Chemical (The) Co.	182,616	6,234
E.I. du Pont de Nemours & Co.	143,761	7,171
Eastman Chemical Co.	11,332	953
Ecolab, Inc.	36,571	1,844
FMC Corp.	11,412	912
International Flavors & Fragrances, Inc.	12,656	703
Monsanto Co.	84,372	5,876
PPG Industries, Inc.	25,716	2,162
Praxair, Inc.	48,311	4,612
Sherwin-Williams (The) Co.	14,122	1,183
Sigma-Aldrich Corp.	19,135	1,274

		38,239

Coal - 0.3%
Consol Energy, Inc.	35,504	1,730
Massey Energy Co.	16,040	861
Peabody Energy Corp.	42,464	2,717

		5,308

Commercial Services - 1.3%
Apollo Group, Inc., Class A*	19,940	787
Automatic Data Processing, Inc.	77,846	3,603
DeVry, Inc.	9,740	467
Equifax, Inc.	19,481	693
H&R Block, Inc.	48,274	575
Iron Mountain, Inc.	31,251	782
Mastercard, Inc., Class A	15,257	3,419
Monster Worldwide, Inc.*	20,259	479
Moody’s Corp.	31,945	848
Paychex, Inc.	50,750	1,569
Quanta Services, Inc.*	33,860	674
R.R. Donnelley & Sons Co.	32,241	563
Robert Half International, Inc.	23,135	708
SAIC, Inc.*	46,043	730
Total System Services, Inc.	25,461	392
Visa, Inc., Class A	76,725	5,400
Western Union (The) Co.	103,260	1,918

		23,607

Computers - 6.1%
Apple, Inc.*	144,447	46,593
Cognizant Technology Solutions Corp., Class A*	47,778	3,502
Computer Sciences Corp.	24,244	1,202
Dell, Inc.*	264,527	3,584
EMC Corp.*	324,399	7,429
Hewlett-Packard Co.	357,117	15,035
International Business Machines Corp.	195,715	28,723
Lexmark International, Inc., Class A*	12,377	431
NetApp, Inc.*	56,924	3,128
SanDisk Corp.*	36,905	1,840
Teradata Corp.*	26,343	1,084
Western Digital Corp.*	36,152	1,226

		113,777

Cosmetics/Personal Care - 2.0%
Avon Products, Inc.	67,379	1,958
Colgate-Palmolive Co.	76,045	6,112
Estee Lauder (The) Cos., Inc., Class A	17,827	1,438
Procter & Gamble (The) Co.	440,741	28,353

		37,861

Distribution/Wholesale - 0.2%
Fastenal Co.	23,314	1,397
Genuine Parts Co.	25,046	1,286
W.W. Grainger, Inc.	9,168	1,266

		3,949

Diversified Financial Services - 1.6%
American Express Co.	165,068	7,085
Ameriprise Financial, Inc.	39,073	2,249
Charles Schwab (The) Corp.	156,012	2,669
CME Group, Inc.	10,559	3,397
Discover Financial Services	85,619	1,586
E*TRADE Financial Corp.*	30,922	495
Federated Investors, Inc., Class B	14,481	379
Franklin Resources, Inc.	22,972	2,555
IntercontinentalExchange, Inc.*	11,538	1,375
Invesco Ltd.	72,701	1,749
Janus Capital Group, Inc.	28,519	370
Legg Mason, Inc.	23,823	864
NASDAQ OMX Group (The), Inc.*	22,151	525
NYSE Euronext	41,101	1,232
SLM Corp.*	76,335	961
T. Rowe Price Group, Inc.	40,455	2,611

		30,102

Electric - 2.9%
AES (The) Corp.*	103,356	1,259
Allegheny Energy, Inc.	26,285	637

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Electric - 2.9% continued
Ameren Corp.	37,587	$1,059
American Electric Power Co., Inc.	75,707	2,724
CMS Energy Corp.	38,445	715
Consolidated Edison, Inc.	45,851	2,273
Constellation Energy Group, Inc.	31,198	956
Dominion Resources, Inc.	91,396	3,904
DTE Energy Co.	26,670	1,209
Duke Energy Corp.	208,602	3,715
Edison International	51,342	1,982
Entergy Corp.	28,531	2,021
Exelon Corp.	104,150	4,337
FirstEnergy Corp.	47,922	1,774
Integrys Energy Group, Inc.	12,218	593
NextEra Energy, Inc.	65,460	3,403
Northeast Utilities	27,797	886
NRG Energy, Inc.*	38,569	754
Pepco Holdings, Inc.	35,120	641
PG&E Corp.	61,791	2,956
Pinnacle West Capital Corp.	17,152	711
PPL Corp.	76,067	2,002
Progress Energy, Inc.	46,272	2,012
Public Service Enterprise Group, Inc.	79,665	2,534
SCANA Corp.	17,994	730
Southern Co.	132,223	5,055
TECO Energy, Inc.	33,914	604
Wisconsin Energy Corp.	18,553	1,092
Xcel Energy, Inc.	72,558	1,709

		54,247

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	118,599	6,780
Molex, Inc.	21,735	494

		7,274

Electronics - 0.5%
Agilent Technologies, Inc.*	54,499	2,258
Amphenol Corp., Class A	27,492	1,451
FLIR Systems, Inc.*	24,933	742
Jabil Circuit, Inc.	30,599	615
PerkinElmer, Inc.	18,515	478
Thermo Fisher Scientific, Inc.*	62,559	3,463
Waters Corp.*	14,395	1,118

		10,125

Energy - Alternate Sources - 0.1%
First Solar, Inc.*	8,493	1,105

Engineering & Construction - 0.1%
Fluor Corp.	28,184	1,867
Jacobs Engineering Group, Inc.*	19,864	911

		2,778

Entertainment - 0.0%
International Game Technology	46,761	827

Environmental Control - 0.3%
Republic Services, Inc.	48,259	1,441
Stericycle, Inc.*	13,485	1,091
Waste Management, Inc.	74,974	2,765

		5,297

Food - 1.8%
Campbell Soup Co.	30,244	1,051
ConAgra Foods, Inc.	69,120	1,561
Dean Foods Co.*	27,875	246
General Mills, Inc.	100,899	3,591
H.J. Heinz Co.	50,669	2,506
Hershey (The) Co.	24,367	1,149
Hormel Foods Corp.	10,983	563
JM Smucker (The) Co.	18,843	1,237
Kellogg Co.	40,126	2,050
Kraft Foods, Inc., Class A	275,042	8,667
Kroger (The) Co.	100,444	2,246
McCormick & Co., Inc. (Non Voting)	21,022	978
Safeway, Inc.	58,516	1,316
Sara Lee Corp.	100,438	1,759
SUPERVALU, Inc.	32,744	315
Sysco Corp.	92,144	2,709
Tyson Foods, Inc., Class A	46,621	803
Whole Foods Market, Inc.*	23,071	1,167

		33,914

Forest Products & Paper - 0.3%
International Paper Co.	68,658	1,870
MeadWestvaco Corp.	26,497	693
Plum Creek Timber Co., Inc.	25,637	960
Weyerhaeuser Co.	84,091	1,592

		5,115

Gas - 0.2%
CenterPoint Energy, Inc.	66,560	1,046
Nicor, Inc.	7,170	358
NiSource, Inc.	43,145	760

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Gas - 0.2% continued
Sempra Energy	37,700	$1,979

		4,143

Hand/Machine Tools - 0.1%
Snap-On, Inc.	9,219	521
Stanley Black & Decker, Inc.	26,122	1,747

		2,268

Healthcare - Products - 3.1%
Baxter International, Inc.	91,711	4,642
Becton, Dickinson & Co.	36,339	3,071
Boston Scientific Corp.*	237,928	1,801
C.R. Bard, Inc.	14,720	1,351
CareFusion Corp.*	34,930	898
DENTSPLY International, Inc.	22,203	759
Hospira, Inc.*	26,339	1,467
Intuitive Surgical, Inc.*	6,177	1,592
Johnson & Johnson	432,338	26,740
Medtronic, Inc.	169,985	6,305
Patterson Cos., Inc.	15,107	463
St. Jude Medical, Inc.*	53,970	2,307
Stryker Corp.	53,756	2,887
Varian Medical Systems, Inc.*	18,742	1,298
Zimmer Holdings, Inc.*	30,989	1,664

		57,245

Healthcare - Services - 1.0%
Aetna, Inc.	62,847	1,917
CIGNA Corp.	42,654	1,564
Coventry Health Care, Inc.*	23,139	611
DaVita, Inc.*	15,351	1,067
Humana, Inc.*	26,477	1,449
Laboratory Corp. of America Holdings*	16,068	1,413
Quest Diagnostics, Inc.	22,300	1,204
Tenet Healthcare Corp.*	76,004	508
UnitedHealth Group, Inc.	173,170	6,253
WellPoint, Inc.*	61,875	3,518

		19,504

Holding Companies - Diversified - 0.0%
Leucadia National Corp.	30,814	899

Home Builders - 0.1%
D.R. Horton, Inc.	43,468	519
Lennar Corp., Class A	24,511	460
Pulte Group, Inc.*	51,936	390

		1,369

Home Furnishings - 0.1%
Harman International Industries, Inc.*	10,857	503
Whirlpool Corp.	11,951	1,061

		1,564

Household Products/Wares - 0.4%
Avery Dennison Corp.	16,912	716
Clorox Co.	21,988	1,392
Fortune Brands, Inc.	23,938	1,442
Kimberly-Clark Corp.	64,311	4,054

		7,604

Housewares - 0.0%
Newell Rubbermaid, Inc.	45,417	826

Insurance - 3.8%
ACE Ltd.	53,492	3,330
Aflac, Inc.	74,260	4,190
Allstate (The) Corp.	84,695	2,700
American International Group, Inc.*	21,930	1,264
AON Corp.	52,052	2,395
Assurant, Inc.	16,636	641
Berkshire Hathaway, Inc., Class B*	272,501	21,830
Chubb Corp.	48,131	2,870
Cincinnati Financial Corp.	25,957	823
Genworth Financial, Inc., Class A*	76,590	1,006
Hartford Financial Services Group, Inc.	69,730	1,847
Lincoln National Corp.	49,716	1,383
Loews Corp.	49,874	1,941
Marsh & McLennan Cos., Inc.	85,647	2,342
MetLife, Inc.	142,720	6,342
Principal Financial Group, Inc.	50,337	1,639
Progressive (The) Corp.	104,323	2,073
Prudential Financial, Inc.	76,419	4,487
Torchmark Corp.	12,740	761
Travelers (The) Cos., Inc.	72,338	4,030
Unum Group	49,896	1,208
XL Group PLC	50,571	1,103

		70,205

Internet - 2.9%
Akamai Technologies, Inc.*	28,698	1,350
Amazon.com, Inc.*	55,830	10,049
eBay, Inc.*	180,585	5,026
Expedia, Inc.	31,744	797
F5 Networks, Inc.*	12,265	1,596
Google, Inc., Class A*	39,272	23,326
McAfee, Inc.*	24,268	1,124

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Internet - 2.9% continued
NetFlix, Inc.*	6,578	$1,156
priceline.com, Inc.*	7,734	3,090
Symantec Corp.*	121,986	2,042
VeriSign, Inc.	27,223	889
Yahoo!, Inc.*	205,087	3,411

		53,856

Iron/Steel - 0.3%
AK Steel Holding Corp.	17,404	285
Allegheny Technologies, Inc.	15,520	856
Cliffs Natural Resources, Inc.	21,326	1,664
Nucor Corp.	49,733	2,179
United States Steel Corp.	22,563	1,318

		6,302

Leisure Time - 0.2%
Carnival Corp.	67,763	3,125
Harley-Davidson, Inc.	36,989	1,282

		4,407

Lodging - 0.3%
Marriott International, Inc., Class A	45,357	1,884
Marriott International, Inc., Class A - (Fractional Shares) *	79,497	—
Starwood Hotels & Resorts Worldwide, Inc.	29,999	1,823
Wyndham Worldwide Corp.	27,588	827
Wynn Resorts Ltd.	11,888	1,234

		5,768

Machinery - Construction & Mining - 0.5%
Caterpillar, Inc.	99,937	9,360

Machinery - Diversified - 0.7%
Cummins, Inc.	31,129	3,425
Deere & Co.	66,796	5,547
Flowserve Corp.	8,767	1,045
Rockwell Automation, Inc.	22,338	1,602
Roper Industries, Inc.	14,968	1,144

		12,763

Media - 2.9%
Cablevision Systems Corp. (New York Group), Class A	36,406	1,232
CBS Corp., Class B (Non Voting)	106,941	2,037
Comcast Corp., Class A	439,587	9,658
DIRECTV, Class A*	131,506	5,251
Discovery Communications, Inc., Class A*	44,789	1,868
Gannett Co., Inc.	37,543	566
McGraw-Hill (The) Cos., Inc.	48,298	1,758
Meredith Corp.	5,925	205
News Corp., Class A	359,660	5,237
Scripps Networks Interactive, Inc., Class A	14,303	740
Time Warner Cable, Inc.	56,130	3,706
Time Warner, Inc.	174,674	5,619
Viacom, Inc., Class B	95,320	3,776
Walt Disney (The) Co.	298,123	11,183
Washington Post (The) Co., Class B	875	385

		53,221

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	22,436	3,123

Mining - 0.9%
Alcoa, Inc.	160,546	2,471
Freeport-McMoRan Copper & Gold, Inc.	74,114	8,900
Newmont Mining Corp.	77,545	4,764
Titanium Metals Corp.*	13,822	237
Vulcan Materials Co.	20,136	893

		17,265

Miscellaneous Manufacturing - 3.8%
3M Co.	112,640	9,721
Danaher Corp.	84,502	3,986
Dover Corp.	29,435	1,720
Eaton Corp.	26,506	2,691
General Electric Co.	1,677,273	30,677
Honeywell International, Inc.	122,884	6,532
Illinois Tool Works, Inc.	78,190	4,175
Ingersoll-Rand PLC	50,941	2,399
ITT Corp.	28,859	1,504
Leggett & Platt, Inc.	23,148	527
Pall Corp.	18,139	899
Parker Hannifin Corp.	25,398	2,192
Textron, Inc.	43,019	1,017
Tyco International Ltd.	77,093	3,195

		71,235

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	32,400	784
Xerox Corp.	218,595	2,518

		3,302

Oil & Gas - 9.1%
Anadarko Petroleum Corp.	77,986	5,939
Apache Corp.	60,249	7,183

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Oil & Gas - 9.1% continued
Cabot Oil & Gas Corp.	16,243	$615
Chesapeake Energy Corp.	102,926	2,667
Chevron Corp.	317,012	28,927
ConocoPhillips	231,485	15,764
Denbury Resources, Inc.*	62,860	1,200
Devon Energy Corp.	68,106	5,347
Diamond Offshore Drilling, Inc.	10,942	732
EOG Resources, Inc.	40,004	3,657
EQT Corp.	23,429	1,051
Exxon Mobil Corp.	794,038	58,060
Helmerich & Payne, Inc.	16,741	812
Hess Corp.	47,251	3,617
Marathon Oil Corp.	111,829	4,141
Murphy Oil Corp.	30,343	2,262
Nabors Industries Ltd.*	44,807	1,051
Newfield Exploration Co.*	20,307	1,464
Noble Energy, Inc.	27,618	2,377
Occidental Petroleum Corp.	128,054	12,562
Pioneer Natural Resources Co.	18,288	1,588
QEP Resources, Inc.	27,642	1,004
Range Resources Corp.	25,137	1,131
Rowan Cos., Inc.*	19,859	693
Southwestern Energy Co.*	54,550	2,042
Sunoco, Inc.	18,901	762
Tesoro Corp.*	22,077	409
Valero Energy Corp.	88,768	2,052

		169,109

Oil & Gas Services - 1.9%
Baker Hughes, Inc.	67,923	3,883
Cameron International Corp.*	38,185	1,937
FMC Technologies, Inc.*	18,887	1,679
Halliburton Co.	143,147	5,845
National Oilwell Varco, Inc.	66,055	4,442
Schlumberger Ltd.	214,871	17,942

		35,728

Packaging & Containers - 0.2%
Ball Corp.	14,057	956
Bemis Co., Inc.	17,148	560
Owens-Illinois, Inc.*	25,724	790
Sealed Air Corp.	24,986	636

		2,942

Pharmaceuticals - 4.7%
Abbott Laboratories	243,244	11,654
Allergan, Inc.	48,223	3,312
AmerisourceBergen Corp.	42,361	1,445
Bristol-Myers Squibb Co.	268,151	7,101
Cardinal Health, Inc.	54,114	2,073
Cephalon, Inc.*	11,779	727
Eli Lilly & Co.	158,371	5,549
Express Scripts, Inc.*	82,998	4,486
Forest Laboratories, Inc.*	43,751	1,399
King Pharmaceuticals, Inc.*	14,276	201
McKesson Corp.	39,250	2,762
Mead Johnson Nutrition Co.	32,221	2,006
Medco Health Solutions, Inc.*	66,770	4,091
Merck & Co., Inc.	483,709	17,433
Mylan, Inc.*	67,007	1,416
Pfizer, Inc.	1,258,149	22,030
Watson Pharmaceuticals, Inc.*	19,152	989

		88,674

Pipelines - 0.4%
El Paso Corp.	110,803	1,525
Oneok, Inc.	16,835	934
Spectra Energy Corp.	102,146	2,553
Williams (The) Cos., Inc.	91,929	2,272

		7,284

Real Estate - 0.1%
CB Richard Ellis Group, Inc., Class A*	45,730	937

Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co., Class A	18,187	470
AvalonBay Communities, Inc.	13,450	1,514
Boston Properties, Inc.	22,072	1,900
Equity Residential	44,819	2,328
HCP, Inc.	57,352	2,110
Health Care REIT, Inc.	22,950	1,093
Host Hotels & Resorts, Inc.	104,292	1,864
Kimco Realty Corp.	63,536	1,146
ProLogis	89,092	1,287
Public Storage	22,061	2,238
Simon Property Group, Inc.	46,148	4,591
Ventas, Inc.	24,798	1,301
Vornado Realty Trust	25,595	2,133

		23,975

Retail - 5.7%
Abercrombie & Fitch Co., Class A	13,768	793

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Retail - 5.7% continued
AutoNation, Inc.*	10,017	$282
AutoZone, Inc.*	4,328	1,180
Bed Bath & Beyond, Inc.*	40,864	2,008
Best Buy Co., Inc.	51,960	1,782
Big Lots, Inc.*	11,903	363
CarMax, Inc.*	35,405	1,129
Costco Wholesale Corp.	68,186	4,924
CVS Caremark Corp.	213,947	7,439
Darden Restaurants, Inc.	21,722	1,009
Family Dollar Stores, Inc.	19,849	987
GameStop Corp., Class A*	23,687	542
Gap (The), Inc.	69,103	1,530
Home Depot (The), Inc.	258,164	9,051
J.C. Penney Co., Inc.	37,091	1,198
Kohl’s Corp.*	46,022	2,501
Limited Brands, Inc.	41,638	1,280
Lowe’s Cos., Inc.	217,255	5,449
Macy’s, Inc.	66,500	1,682
McDonald’s Corp.	166,462	12,778
Nordstrom, Inc.	26,472	1,122
O’Reilly Automotive, Inc.*	22,101	1,335
RadioShack Corp.	17,831	330
Ross Stores, Inc.	19,039	1,204
Sears Holdings Corp.*	6,784	500
Staples, Inc.	113,917	2,594
Starbucks Corp.	116,509	3,743
Target Corp.	111,554	6,708
Tiffany & Co.	19,895	1,239
TJX Cos., Inc.	62,455	2,772
Urban Outfitters, Inc.*	20,220	724
Walgreen Co.	145,773	5,679
Wal-Mart Stores, Inc.	308,716	16,649
Yum! Brands, Inc.	73,794	3,620

		106,126

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	85,565	1,090
People’s United Financial, Inc.	59,536	834

		1,924

Semiconductors - 2.4%
Advanced Micro Devices, Inc.*	89,649	733
Altera Corp.	49,214	1,751
Analog Devices, Inc.	47,120	1,775
Applied Materials, Inc.	210,489	2,957
Broadcom Corp., Class A	71,631	3,120
Intel Corp.	878,579	18,477
KLA-Tencor Corp.	26,328	1,017
Linear Technology Corp.	35,679	1,234
LSI Corp.*	96,576	579
MEMC Electronic Materials, Inc.*	35,493	400
Microchip Technology, Inc.	29,674	1,015
Micron Technology, Inc.*	134,470	1,078
National Semiconductor Corp.	37,650	518
Novellus Systems, Inc.*	14,194	459
NVIDIA Corp.*	91,156	1,404
QLogic Corp.*	16,721	285
Teradyne, Inc.*	28,423	399
Texas Instruments, Inc.	184,925	6,010
Xilinx, Inc.	40,903	1,185

		44,396

Software - 3.9%
Adobe Systems, Inc.*	79,875	2,459
Autodesk, Inc.*	35,724	1,365
BMC Software, Inc.*	27,999	1,320
CA, Inc.	60,383	1,476
Cerner Corp.*	11,227	1,064
Citrix Systems, Inc.*	29,526	2,020
Compuware Corp.*	34,566	403
Dun & Bradstreet Corp.	7,928	651
Electronic Arts, Inc.*	51,864	849
Fidelity National Information Services, Inc.	41,628	1,140
Fiserv, Inc.*	23,457	1,374
Intuit, Inc.*	44,025	2,170
Microsoft Corp.	1,185,369	33,095
Novell, Inc.*	54,690	324
Oracle Corp.	609,444	19,076
Red Hat, Inc.*	29,930	1,366
Salesforce.com, Inc.*	18,593	2,454

		72,606

Telecommunications - 5.3%
American Tower Corp., Class A*	62,997	3,253
AT&T, Inc.	930,707	27,344
CenturyLink, Inc.	47,808	2,207
Cisco Systems, Inc.*	872,596	17,653
Corning, Inc.	245,910	4,751
Frontier Communications Corp.	156,232	1,520
Harris Corp.	20,268	918

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Telecommunications - 5.3% continued
JDS Uniphase Corp.*	34,701	$503
Juniper Networks, Inc.*	82,393	3,042
MetroPCS Communications, Inc.*	40,981	518
Motorola Solutions, Inc.*	369,154	3,348
QUALCOMM, Inc.	254,673	12,604
Qwest Communications International, Inc.	273,768	2,083
Sprint Nextel Corp.*	468,249	1,981
Tellabs, Inc.	57,517	390
Verizon Communications, Inc.	445,085	15,925
Windstream Corp.	76,545	1,067

		99,107

Textiles - 0.0%
Cintas Corp.	20,009	559

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	21,551	1,017
Mattel, Inc.	56,703	1,442

		2,459

Transportation - 1.9%
C.H. Robinson Worldwide, Inc.	26,214	2,102
CSX Corp.	58,871	3,804
Expeditors International of Washington, Inc.	33,463	1,827
FedEx Corp.	49,517	4,605
Norfolk Southern Corp.	57,256	3,597
Ryder System, Inc.	8,218	433
Union Pacific Corp.	77,701	7,200
United Parcel Service, Inc., Class B	155,830	11,310

		34,878

Total Common Stocks (Cost $1,587,166)		1,799,260

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	57,823,708	57,824

Total Investment Companies (Cost $57,824)		57,824

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
United States Treasury Bill,
0.17%, 5/5/11(5)	$7,095	$7,091

Total Short-Term Investments (Cost $7,091)		7,091

Total Investments - 99.8% (Cost $1,652,081)		1,864,175

Other Assets less Liabilities - 0.2%		2,984

NET ASSETS - 100.0%		$1,867,159

(1)	Investment in affiliate.
(2)	At March 31, 2010, the value of the Fund’s investment in Northern Trust Corp. was approximately $1,901,000. There were gross purchases of approximately $207,000 and no sales during the nine months ended December 31, 2010. The change in unrealized appreciation during the nine months ended December 31, 2010, was approximately $5,000 .
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $34,208,000 with net purchases of approximately $23,616,000 during the nine months ended December 31, 2010.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500 E-mini	1,083	$67,850	Long	03/11	$1,109

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,687,797

Gross tax appreciation of investments	$279,936
Gross tax depreciation of investments	(103,558)

Net tax appreciation of investments	$176,378

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,799,260	(1)	$—	$—	$1,799,260
Investment Companies	57,824		—	—	57,824
Short-Term Investments	—		7,091	—	7,091

Total Investments	$1,857,084		$7,091	$—	$1,864,175

OTHER FINANCIAL INSTRUMENTS
Assets
Futures	$1,109		$—	$—	$1,109

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7%
California - 97.8%
ABAG Financing Authority California Revenue Corp. California Insured Senior Living Revenue VRDB, Elder Care Alliance, Series A, (Banco Santander SA LOC), 0.79%, 1/10/11	$10,755	$10,755
ABAG Financing Authority for Nonprofit Corp. California Multifamily Revenue Refunding VRDB, Housing Amber Court Apartments, Series A, (FNMA Gtd.), 0.30%, 1/10/11	6,600	6,600
Affordable Housing Agency California Multifamily Revenue VRDB, Housing Westridge Hilltop, Series A, (FNMA Insured), 0.30%, 1/10/11	4,720	4,720
Alameda County California Industrial Development Authority Revenue VRDB, Convergent Laser Techology, (Wells Fargo Bank NA LOC), 0.32%, 1/6/11	3,180	3,180
Alameda-Contra Costa California Schools Financing Authority COPS VRDB, Capital Improvements Financing Projects, Series J, (KBC Groep NV LOC), 0.33%, 1/10/11	3,850	3,850
Anaheim California Housing Authority Multifamily Housing Revenue Refunding VRDB, Heritage Village Apartments, Series A, (FNMA LOC), 0.32%, 1/10/11	4,985	4,985
California Educational Facilities Authority Revenue Bonds, University of Southern California, Series A, (United States Treasury Escrowed) 0.31%, 1/10/11 (1)	5,000	5,000
California Health Facilities Financing Authority Revenue VRDB, Kaiser Permanente, Series C, 0.30%, 1/10/11	1,000	1,000
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series L, (Citibank NA LOC), 0.30%, 1/10/11	6,400	6,400
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Amern National Red Cross, (U.S. Bank National Association LOC), 0.30%, 1/10/11	5,000	5,000
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.35%, 1/10/11	11,870	11,870
California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.35%, 1/3/11	3,100	3,100
California Infrastructure & Economic Development Bank Revenue VRDB, SRI International, (Wells Fargo Bank NA LOC), 0.37%, 1/10/11	7,400	7,400
California Municipal Finance Authority Revenue VRDB, Chevron USA Recovery Zone, (Chevron Corp. Gtd.), 0.27%, 1/3/11	6,400	6,400
California Municipal Financing Authority Pollution Control Revenue Refunding VRDB, Chevron USA Inc. Project, 0.27%, 1/3/11	4,900	4,900
California Pollution Control Financing Authority Revenue Refunding VRDB, Exxon Project, 0.18%, 1/3/11	2,100	2,100
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, (Comerica LOC), 0.38%, 1/10/11	3,140	3,140
California State Enterprise Development Authority Revenue VRDB, Sunpower Corp. Project, (Barclays PLC LOC), 0.33%, 1/10/11	6,000	6,000
California State G.O. Bonds, Series A (Bank of Montreal LOC), 0.28%, 1/3/11	3,800	3,800
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.34%, 1/10/11	10,000	10,000

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 97.8% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A (FHLB of San Francisco LOC), 0.33%, 1/10/11	$4,000	$4,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Claremont Villas, Series A (FHLB of San Francisco LOC), 0.33%, 1/10/11	4,900	4,900
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, (FHLB of San Francisco LOC), 0.32%, 1/10/11	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M, (FHLB of San Francisco LOC), 0.33%, 1/10/11	10,290	10,290
California Statewide Communities Development Authority Multifamily Revenue Refunding VRDB, Housing Chateau Project, Series C, (FNMA Insured), 0.32%, 1/10/11	6,100	6,100
California Statewide Communities Development Authority Multifamily Revenue VRDB, Housing Pine View Apartments, Series A, (Citibank N.A. LOC), 0.35%, 1/10/11	6,000	6,000
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (Federal Home Loan Bank of San Francisco LOC), 0.33%, 1/10/11	3,100	3,100
California Statewide Communities Development Authority Revenue VRDB, Series L, 0.30%, 1/10/11	9,300	9,300
California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities, Series B (Banco Santander SA LOC), 0.79%, 1/10/11	200	200
California Statewide Communities Development Authority Revenue VRDB, Goodwill of Santa Cruz, (Wells Fargo Bank N.A. LOC), 0.38%, 1/10/11	1,000	1,000
California Statewide Communities Development Authority Revenue VRDB, University Of San Diego, (BNP Paribas LOC), 0.33%, 1/10/11	15,000	15,000
California Statewide Communities Development Authority VRDB, Development at Robert Louis Stevenson, (U.S. Bancorp LOC), 0.30%, 1/10/11	6,500	6,500
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America NA LOC), 0.30%, 1/10/11	5,000	5,000
Castaic Lake Water Agency California Revenue COPS 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.28%, 1/10/11	4,600	4,600
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.32%, 1/10/11	8,230	8,230
Escondido California Community Development Multifamily Revenue Refunding VRDB, Housing Heritage Park Apartments, Series A, (FNMA LOC), 0.32%, 1/10/11	4,250	4,250
Fremont California COPS VRDB, Capital Improvements Financing Project, (Bank of Nova Scotia LOC), 0.33%, 1/10/11	2,800	2,800
Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A (FNMA LOC), 0.32%, 1/10/11	18,400	18,400
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series A (AGM Corp. Insured), 0.38%, 1/10/11 (1)	10,105	10,105

NORTHERN FUNDS QUARTERLY REPORT    2    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 97.8% continued
Grand Terrace California Community Redevelopment Agency Multifamily Housing Revenue Bonds, Mt. Vernon Villas, (FNMA LOC), 0.29%, 1/10/11	$13,470	$13,470
Lemon Grove California Multifamily Revenue Refunding VRDB, Housing Hillside Terrace, Series A, (FNMA Insured), 0.37%, 1/10/11	5,455	5,455
Livermore California Housing Authority Multifamily Revenue Refunding VRDB, Housing Richards Manor, Series A, (FNMA LOC), 0.33%, 1/10/11	4,770	4,770
Livermore California Multifamily Revenue Refunding VRDB, Diablo Vista Apartments, (FNMA LOC), 0.30%, 1/10/11	4,200	4,200
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-6, 0.29%, 1/10/11	1,300	1,300
Los Angeles California G.O. TRANS, 2.00%, 5/31/11	7,500	7,537
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.34%, 1/10/11	8,140	8,140
Los Angeles California Wastewater System Revenue Refunding VRDB, Subseries C, (Bank of Nova Scotia LOC), 0.32%, 1/10/11	5,660	5,660
Subseries G, (Bank of America N.A. LOC), 0.34%, 1/10/11	3,000	3,000
Los Angeles County California G.O. TRANS, 2.00%, 6/30/11	6,600	6,637
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior, Series A1 0.36%, 1/10/11	5,980	5,980
Los Angeles, California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4 0.32%, 1/10/11	10,400	10,400
Manteca California Redevelopment Agency Tax Allocation Refunding VRDB, Sub Amended Merged Project, (State Street Corp. LOC), 0.32%, 1/3/11	9,225	9,225
Metropolitan Water District Southern California Waterworks Revenue VRDB, Series B-2, 0.45%, 1/10/11	4,425	4,425
Northern California Power Agency Revenue Refunding VRDB, Hydroelectric Project 1, Series A, (Dexia Credit Local LOC), 0.32%, 1/10/11	11,500	11,500
Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.30%, 1/10/11	7,435	7,435
Orange County California Apartment Development Revenue Refunding VRDB, WLCO LF-Issue G, Series 3, (FNMA LOC), 0.29%, 1/10/11	10,900	10,900
Riverside County California COPS Aces-Riverside County Public Facilities, Series B, (State Street Corp. LOC), 0.34%, 1/10/11	6,050	6,050
Series C, (State Street Corp. LOC), 0.34%, 1/10/11	1,600	1,600
Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.32%, 1/10/11	7,200	7,200
Roseville California Electric System Revenue Refunding COPS VRDB, Series A, (Dexia Credit Local LOC), 0.39%, 1/10/11	1,100	1,100
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.29%, 1/10/11	6,000	6,000
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Bent Tree Apartments, Series A, (FNMA Gtd.), 0.32%, 1/10/11	6,900	6,900

MONEY MARKET FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 97.8% continued
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.32%, 1/10/11	$7,000	$7,000
Sacramento County California Multifamily Housing Revenue Refunding VRDB, Woodbridge Apartments, Series B, (FNMA Gtd.), 0.32%, 1/10/11	7,200	7,200
Sacramento County California Sanitation District Financing Authority Revenue Refunding VRDB, Sub Lien-Sanitation District, Series E, (U.S. Bank National Association LOC), 0.32%, 1/10/11	7,600	7,600
Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (The Bank of New York Mellon Corp. LOC), 0.31%, 1/10/11	7,770	7,770
San Bernardino County California Flood Control District Judgement Obligation Refunding VRDB,
(UBS AG LOC),
0.32%, 1/10/11	5,600	5,600
San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Alta Loma Heritage, Series A, (FHLB of San Francisco LOC), 0.31%, 1/10/11	7,264	7,264
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.30%, 1/10/11	7,110	7,110
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB,
Series A,
0.33%, 1/10/11	12,100	12,100
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Towers, Series A (FHLMC Insured), 0.29%, 1/10/11	9,200	9,200
San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments, Series A, (FHLMC LOC), 0.29%, 1/10/11	7,750	7,750
San Leandro California Multifamily Revenue VRDB, Parkside, Series A, (FNMA Collateralized) 0.34%, 1/10/11	8,900	8,900
Santa Clara County California Housing Authority Multifamily Housing Revenue VRDB, Fountains Project, Series A, (Citibank N.A. LOC), 0.35%, 1/10/11	2,400	2,400
Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A (Union Bank N.A. LOC), 0.36%, 1/10/11	3,000	3,000
Tahoe Forest California Hospital District Revenue VRDB, Health Facilities, (U.S. Bank National Association LOC), 0.32%, 1/3/11	1,620	1,620
Torrance California Revenue VRDB, Torrance Memorial Medical Center, Series B (Citibank N.A. LOC), 0.29%, 1/5/11	8,600	8,600
Upland California Apartment Development Revenue Refunding VRDB, Mountain Springs Issue A, (FNMA Insured), 0.29%, 1/10/11	6,000	6,000
Westlands California Water District Revenue Refunding COPS,
Series A, (Dexia Credit Local LOC),
0.32%, 1/10/11	6,500	6,500

		499,473

NORTHERN FUNDS QUARTERLY REPORT    4    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Puerto Rico - 1.9%
Puerto Rico Commonwealth Refunding VRDB, Public Improvements, Series A-2, (AGM Corp. Insured), 0.28%, 1/10/11	$10,000	$10,000

Total Municipal Investments (Cost $509,473)		509,473

Total Investments - 99.7% (Cost $509,473) (2)		509,473

Other Assets less Liabilities - 0.3%		1,415

NET ASSETS - 100.0%		$510,888

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $509,473.

Percentages shown are based on Net Assets.

At December 31, 2010, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	12.5%
Educational Services	6.5
Executive, Legislative and General Government	18.3
Urban and Community Development, Housing Programs and Social Services	31.3
Water Services	13.3
All other sectors less than 5%	18.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at fair value, as of December 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$509,473	(1)	$—	$509,473

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guarantee Municipal Corporation

COPS - Certificates of Participation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed
LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 0.4%
Auto Receivables - 0.4%
Chrysler Financial Auto Securitization,
Series 2010-A, Class A1,
0.57%, 10/11/11(1) (2)	$27,485	$27,485

Total Asset-Backed Securities (Cost $27,485)		27,485

CERTIFICATES OF DEPOSIT - 32.9%
Non-U.S. Depository Institutions - 32.8%
Bank of Montreal, Chicago Branch,
0.23%, 1/4/11	115,000	115,000
0.25%, 3/8/11	45,000	45,000
Bank of Nova Scotia, Houston,
0.26%, 1/3/11, FRCD	45,000	45,000
0.28%, 1/3/11, FRCD	45,000	44,998
0.35%, 1/3/11, FRCD	30,000	30,000
0.37%, 1/3/11, FRCD	33,000	33,000
0.35%, 6/1/11	30,000	30,000
Barclays Bank PLC,
0.56%, 1/13/11, FRCD	60,000	60,000
Barclays Bank PLC, New York Branch,
0.35%, 3/7/11, FRCD	25,000	25,000
0.54%, 8/1/11	41,100	41,100
BNP Paribas S.A., Chicago Branch,
0.36%, 3/14/11	5,000	5,000
BNP Paribas S.A., London Branch,
0.30%, 1/10/11	40,000	40,000
0.30%, 1/20/11	67,000	67,000
0.41%, 5/16/11	20,000	20,000
Commonwealth Bank of Australia,
0.35%, 1/5/11, FRCD	40,000	40,000
Credit Agricole CIB, New York,
0.28%, 1/3/11, FRCD	70,000	70,000
Credit Agricole S.A., London Branch,
0.32%, 1/4/11	20,000	20,000
Credit Suisse, New York,
0.29%, 3/29/11	50,000	50,000
Deutsche Bank,
0.29%, 3/29/11	20,000	20,000
Deutsche Bank, New York Branch,
0.27%, 2/1/11	65,000	65,000
0.29%, 3/9/11	50,000	50,000
DNB Norway Bank A.S.A., London Branch,
0.27%, 1/21/11	45,000	45,000
DNB Norway Bank A.S.A., New York Branch,
0.27%, 3/21/11	85,000	85,000
HSBC Bank PLC, London Branch,
0.33%, 5/19/11	55,000	55,000
Lloyds Bank PLC,
0.29%, 2/1/11, FRCD	70,000	70,000
Mitsubishi UFJ Financial Group, Inc.,
0.32%, 1/13/11	65,000	65,000
National Australia Bank, London Branch,
0.27%, 1/18/11	50,000	50,000
0.36%, 2/9/11	20,000	20,000
0.40%, 6/30/11	25,000	25,001
National Australia Bank, New York Branch,
0.30%, 1/6/11, FRCD	60,000	60,000
0.29%, 1/15/11, FRCD	50,000	50,000
0.29%, 1/23/11, FRCD	25,000	25,000
Nordea Bank Finland, New York,
0.28%, 3/3/11	25,000	25,000
0.28%, 3/29/11	20,000	20,000
0.28%, 3/31/11	85,000	85,000
Rabobank Nederland N.V., New York,
0.26%, 1/10/11, FRCD	40,000	40,000
0.28%, 1/19/11, FRCD	40,000	40,000
Rabobank Nederland N.V., New York Branch,
0.33%, 3/7/11	20,000	20,000
0.33%, 3/31/11	50,000	50,001
0.34%, 4/1/11	70,000	70,000
Royal Bank of Canada, New York Branch,
0.39%, 1/1/11, FRCD	50,000	50,000
Royal Bank of Scotland PLC,
0.31%, 1/4/11	50,000	50,000
Royal Bank of Scotland, Connecticut Branch,
0.29%, 1/25/11, FRCD	70,000	70,000
Societe Generale, London Branch,
0.30%, 1/10/11	50,000	50,000
0.37%, 3/1/11	20,000	20,000
Societe Generale, New York Branch,
0.30%, 1/21/11	40,000	40,000
0.37%, 3/1/11	22,250	22,250
Svenska Handelsbanken, N.V.,
0.28%, 3/14/11	30,000	30,000
Svenska Handelsbanken, New York,
0.27%, 3/7/11	35,000	35,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.9% continued
Non-U.S. Depository Institutions - 32.8% continued
Toronto Dominion Bank,
0.33%, 1/28/11, FRCD	$20,000	$20,000
0.32%, 2/16/11	33,710	33,710
Toronto Dominion Bank, New York,
0.26%, 1/10/11, FRCD	25,000	25,000
0.30%, 5/10/11	20,000	20,000
Westpac Banking Corp., New York,
0.29%, 1/3/11, FRCD	60,000	60,000
0.31%, 1/3/11, FRCD	40,000	40,000
0.37%, 1/3/11, FRCD	30,000	30,000
0.40%, 1/3/11, FRCD	40,000	40,000

		2,452,060

U.S. Depository Institutions - 0.1%
Bank of America N.A.,
0.31%, 3/21/11	10,000	10,000

Total Certificates of Deposit (Cost $2,462,060)		2,462,060

COMMERCIAL PAPER - 19.3%
Foreign Agency and Regional Governments - 2.7%
Caisse Damortissement De La Dette Socia,
0.45%, 5/2/11	23,015	22,980
Societe De Prise Participation DeL’Etat,
0.32%, 3/24/11	40,000	39,971
0.32%, 3/29/11	100,000	99,923
0.30%, 4/7/11	40,000	39,968

		202,842

Multi-Seller Conduits - 16.1%
Alpine Securitization,
0.25%, 1/7/11	95,000	94,996
Amstel Funding Corp.,
0.36%, 1/11/11	20,000	19,998
0.36%, 1/28/11	15,124	15,120
Chariot Funding LLC,
0.26%, 1/12/11	35,535	35,532
0.25%, 1/14/11	36,735	36,732
0.25%, 1/18/11	23,260	23,257
Charta Corp.,
0.27%, 1/26/11	20,000	19,996
0.29%, 2/11/11	7,885	7,882
0.29%, 2/17/11	11,825	11,821
0.30%, 2/22/11	14,825	14,819
CRC Funding LLC,
0.30%, 1/6/11	8,035	8,035
Gemini Securitization,
0.29%, 1/28/11	33,600	33,593
Gotham Funding Corp.,
0.28%, 1/6/11	20,220	20,219
0.28%, 1/7/11	5,160	5,160
0.27%, 1/10/11	19,645	19,644
0.27%, 1/13/11	7,365	7,364
0.28%, 1/13/11	5,160	5,160
Govco LLC,
0.27%, 1/5/11	17,235	17,234
0.29%, 1/14/11	21,910	21,908
0.29%, 1/21/11	14,635	14,633
0.29%, 2/9/11	15,100	15,095
0.29%, 3/14/11	18,280	18,269
Jupiter Securitization Company LLC,
0.26%, 1/12/11	33,960	33,957
0.25%, 1/14/11	36,735	36,732
Kells Funding LLC,
0.30%, 3/17/11	50,000	49,969
0.30%, 3/18/11	8,885	8,879
LMA Americas LLC,
0.25%, 1/7/11	23,775	23,774
Old Line Funding LLC,
0.27%, 3/14/11	46,318	46,293
Regency Markets, Inc.,
0.26%, 1/18/11	26,750	26,747
Salisbury Receivables Company LLC,
0.26%, 1/18/11	35,000	34,996
0.26%, 1/20/11	40,000	39,995
0.26%, 2/8/11	25,000	24,993
0.26%, 2/16/11	37,000	36,988
Sheffield Receivables Corp.,
0.30%, 1/4/11	50,000	49,999
0.28%, 2/2/11	50,000	49,988
0.27%, 2/18/11	30,000	29,989
0.29%, 3/25/11	10,000	9,993
Straight-A Funding LLC,
0.25%, 1/24/11	10,000	9,998
0.25%, 2/2/11	50,000	49,989
Thames Asset Global Securitization Number 1, Inc.,
0.27%, 1/7/11	12,980	12,979

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 19.3% continued
Multi-Seller Conduits - 16.1% continued
Thames Asset Globalization Securitization
Number 1, Inc.,
0.28%, 1/12/11	$70,000	$69,994
Victory Receivables Corp.,
0.27%, 1/3/11	7,455	7,455
0.27%, 1/5/11	36,730	36,729
0.27%, 1/10/11	6,079	6,079
0.28%, 1/11/11	8,900	8,899
0.26%, 1/13/11	19,750	19,748
0.28%, 1/18/11	4,425	4,424
0.28%, 1/27/11	9,120	9,118

		1,205,171

Non-U.S. Depository Institutions - 0.5%
Westpac Banking Corp.,
0.31%, 1/27/11	40,000	40,000

Total Commercial Paper (Cost $1,448,013)		1,448,013

CORPORATE NOTES/BONDS - 8.0%
Bank Holding Companies - 2.7%
Citigroup, Inc., FDIC Gtd.,
0.21%, 2/7/11, FRN (3)	100,000	100,000
JPMorgan Chase & Co., FDIC Gtd.,
0.42%, 1/3/11, FRN (3)	100,000	100,000

		200,000

Foreign Agency and Regional Governments - 0.4%
Eksportfinans,
0.33%, 8/26/11	14,600	14,600
5.13%, 10/26/11	5,025	5,212
KFW,
1.88%, 3/15/11	11,925	11,962

		31,774

General Merchandise Stores - 0.9%
Wal-Mart Stores,
5.48%, 6/1/11	67,000	68,319

Insurance Carriers - 0.6%
Berkshire Hathaway, Inc.,
0.27%, 2/10/11, FRN	45,000	45,000

Non-U.S. Depository Institutions - 0.4%
Westpac Banking Corp.,
0.30%, 1/3/11, FRN (1)	30,000	30,000

Supranational - 3.0%
European Investment Bank,
3.25%, 2/15/11	1,945	1,952
International Bank for Reconstruction and Development,
0.31%, 1/13/11, FRN	70,000	70,000
0.73%, 6/10/11	100,000	100,000
International Finance Corp.,
0.26%, 1/18/11, FRN	50,000	50,000

		221,952

Total Corporate Notes/Bonds (Cost $597,045)		597,045

EURODOLLAR TIME DEPOSITS - 12.2%
Non-U.S. Depository Institutions - 9.6%
BNP Paribas S.A., Paris Branch,
0.30%, 1/3/11	150,000	150,000
Credit Agricole S.A., Grand Cayman Branch,
0.12%, 1/3/11	75,000	75,000
HSBC Bank PLC, Paris Branch,
0.30%, 1/3/11	150,000	150,000
0.27%, 1/4/11	70,000	70,000
Lloyds Bank PLC, London Branch,
0.25%, 1/3/11	200,000	200,000
UBS, Cayman Islands,
0.10%, 1/3/11	73,439	73,439

		718,439

U.S. Depository Institutions - 2.6%
Citibank, Bahamas Branch,
0.19%, 1/3/11	200,000	200,000

Total Eurodollar Time Deposits (Cost $918,439)		918,439

U.S. GOVERNMENT AGENCIES - 12.0% (4)
Federal Farm Credit Bank - 1.3%
FFCB FRN,
0.29%, 1/3/11	30,000	29,985
0.29%, 1/20/11	32,000	31,989
0.18%, 1/28/11	40,000	40,000

		101,974

Federal Home Loan Bank - 8.4%
FHLB Bonds,
0.50%, 5/5/11	40,000	40,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 12.0% (4) continued
Federal Home Loan Bank - 8.4% continued
0.40%, 11/18/11	$35,000	$35,000
0.40%, 11/25/11	30,000	30,000
0.40%, 12/2/11	30,000	29,992
0.40%, 12/9/11	85,000	84,992
0.45%, 12/14/11	11,800	11,800
0.50%, 12/28/11	35,000	35,000
0.50%, 1/13/12	20,000	20,000
FHLB Discount Note,
0.51%, 5/17/11	25,000	24,953
FHLB FRN,
0.25%, 1/3/11	135,000	134,991
0.30%, 1/3/11	55,000	55,000
0.17%, 1/12/11	25,000	24,994
0.17%, 1/31/11	50,000	49,990
0.25%, 2/7/11	50,000	49,982

		626,694

Federal Home Loan Mortgage Corporation - 1.6%
FHLMC Discount Note,
0.29%, 4/26/11	35,000	34,968
FHLMC FRN,
0.22%, 1/19/11	50,000	49,978
0.23%, 1/26/11	35,000	34,984

		119,930

Federal National Mortgage Association - 0.7%
FNMA Discount Note,
0.51%, 3/29/11	15,000	14,982
FNMA FRN,
0.28%, 1/23/11	35,000	34,989

		49,971

Total U.S. Government Agencies (Cost $898,569)		898,569

U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury Bills - 0.4%
0.45%, 4/7/11	30,000	29,965

U.S. Treasury Notes - 4.6%
4.25%, 1/15/11	50,000	50,071
0.88%, 1/31/11	110,000	110,033
5.00%, 2/15/11	35,000	35,198
0.88%, 2/28/11	25,000	25,018
0.88%, 5/31/11	20,000	20,038
4.88%, 5/31/11	40,000	40,729
1.00%, 8/31/11	17,000	17,074
1.00%, 10/31/11	25,000	25,146
1.13%, 12/15/11	20,000	20,159

		343,466

Total U.S. Government Obligations (Cost $373,431)		373,431

Investments, at Amortized Cost ($6,725,042)		6,725,042

REPURCHASE AGREEMENTS - 10.4%
Joint Repurchase Agreements - 1.0%(5)
Bank of America Securities LLC, dated 12/31/10, repurchase price $17,420
0.18%, 1/3/11	17,420	17,420
Morgan Stanley & Co., Inc., dated 12/31/10, repurchase price $17,419
0.10%, 1/3/11	17,419	17,419
Societe Generale, New York Branch, dated 12/31/10, repurchase price $17,420
0.20%, 1/3/11	17,419	17,419
UBS Securities LLC, dated 12/31/10, repurchase price $26,129
0.22%, 1/3/11	26,129	26,129

		78,387

Repurchase Agreements - 9.4%(6)
Deutsche Bank Seurities, Inc., dated 12/31/10, repurchase price $25,001
0.28%, 1/3/11	25,000	25,000
JPMorgan Securities, dated 12/31/10, repurchase price $675,017
0.30%, 1/3/11	675,000	675,000

		700,000

Total Repurchase Agreements (Cost $778,387)		778,387

Total Investments - 100.2% (Cost $7,503,429)(7)		7,503,429

Liabilities less Other Assets - (0.2)%		(14,313)

NET ASSETS - 100.0%		$7,489,116

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	Restricted security has been deemed illiquid. At December 31, 2010, the value of this restricted illiquid security amounted to approximately $27,485,000 or 0.4% of net assets. Additional information on this restricted, illiquid security is as follows:

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Chrysler Financial Auto Securitization, 0.57%, 10/11/11	9/24/10	$27,485

(3)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$37,620	2.38% -6.25%	8/15/23 -1/15/27
U.S. Treasury Notes	$41,830	0.75% - 3.50%	1/15/11 -7/15/19

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$721,000	0.28% - 7.00%	1/3/11 -10/1/50

(7)	The cost for federal income tax purposes was $7,503,429.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at fair value, as of December 31, 2010.

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$7,503,429	(1)	$—	$7,503,429

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3%
Alabama - 0.5%
Dothan Alabama Downtown Redevelopment Authority VRDB,
Northside Mall Project, (Wells Fargo Bank NA LOC),
0.36%, 1/10/11	$12,000	$12,000
West Jefferson Alabama Industrial Development Board Pollution Control Revenue Refunding Bonds,
Alabama Power Co. Project,
0.37%, 1/10/11	20,000	20,000

		32,000

Alaska - 0.1%
Valdez Alaska Marine Term Revenue Exxon Pipeline Co. Project,
(Exxon Gtd.),
0.23%, 1/3/11	6,380	6,380

Arizona - 1.3%
Arizona Health Facilities Authority Revenue VRDB,
Banner Health, (Bank of Nova Scotia LOC),
0.32%, 1/10/11	885	885
Phoenix Arizona Industrial Development Authority Multifamily Housing Revenue Refunding VRDB,
Southwest Village Apartments Project, (FNMA Gtd.),
0.32%, 1/10/11	6,400	6,400
Pima County Arizona Industrial Development Authority Multifamily Revenue Refunding VRDB,
Housing Eastside Place Apartments, (FNMA LOC),
0.32%, 1/10/11	6,790	6,790
Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue Salt River Project,
0.34%, 1/10/11(1)	8,700	8,700
Sun Devil Energy Center LLC Arizona Revenue Refunding Bonds,
Arizona State University Project, (AGM Corp. Insured),
0.33%, 1/10/11	41,935	41,935
Tucson Arizona Industrial Development Authority VRDB,
Housing Family Housing Resource Projects, (FNMA LOC),
0.33%, 1/10/11	16,820	16,820
Yavapai County Arizona Industrial Development Authority Hospital Facilities Revenue Refunding VRDB, Yavapai Regional Medical Center, (UBS AG LOC), 0.34%, 1/10/11	3,400	3,400

		84,930

California - 5.9%
ABAG Financial Authority For Nonprofit Corp. California Revenue VRDB,
Sharp Healthcare, (Citibank NA LOC),
0.30%, 1/10/11	11,000	11,000
ABAG Financing Authority California Revenue Corp. California Insured Senior Living Revenue VRDB,
Elder Care Alliance, (Banco Santander SA LOC),
0.79%, 1/10/11	10,315	10,315
California Educational Facilities Authority Revenue VRDB,
California Institute of Technology,
0.35%, 1/10/11	20,000	20,000
California Infrastructure & Economic Development Bank Revenue VRDB,
California Academy,
(Wells Fargo Bank NA LOC),
0.26%, 1/3/11	26,500	26,500
California Municipal Finance Authority Revenue VRDB,
Chevron USA Recovery Zone,
0.27%, 1/3/11	33,000	33,000
California Municipal Finance Authority Revenue VRDB,
Chevron USA Recovery Zone,
(Chevron Corp. Gtd.),
0.27%, 1/3/11	6,600	6,600
California State Department of Water Resource Power Supply Revenue VRDB,
(AGM Insured),
0.38%, 1/10/11	8,720	8,720
California State G.O. Bonds,
(Bank of Montreal LOC),
0.28%, 1/3/11	10,800	10,800
California State G.O. Bonds,
(Citibank NA LOC),
0.32%, 1/10/11	11,850	11,850
California State G.O. VRDB,
(Societe Generale LOC),
0.34%, 1/10/11(1)	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 5.9% continued
California Statewide Communities Development Authority Gas Supply Revenue VRDB,
0.34%, 1/10/11	$15,000	$15,000
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, (JPMorgan Chase Bank NA LOC),
0.44%, 1/10/11(1)	15,000	15,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB,
Broadway Studios Apartments, (FHLB of San Francisco LOC),
0.33%, 1/10/11	6,000	6,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB,
Highlander Pointe Apartments, (FHLB of San Francisco LOC),
0.32%, 1/10/11	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB,
Amern Baptist Homes West, (Bank of America NA LOC),
0.30%, 1/10/11	18,100	18,100
California Statewide Communities Development Authority Revenue VRDB,
Front Porch Communities, (Banco Santander SA LOC),
0.79%, 1/10/11	11,600	11,600
California Statewide Communities Development Authority Revenue VRDB,
Sweep Loan Program,
(Citibank NA LOC),
0.30%, 1/10/11	6,800	6,800
California Statewide Communities Development Corp. COPS VRDB,
Covenant Retirement Communities, (Bank of America NA LOC),
0.30%, 1/10/11	5,700	5,700
East Bay California Municipal Utilities District Water Systems Revenue Refunding VRDB,
0.34%, 1/10/11	24,625	24,625
Fremont California COPS VRDB, Capital Improvement Financing Project,
(Bank of Nova Scotia LOC),
0.33%, 1/10/11	6,000	6,000
Livermore California COPS VRDB,
Capital Projects, (U.S. Bank National Association LOC),
0.33%, 1/10/11	13,180	13,180
Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB,
Grand Promenade Project, (FHLMC Gtd.),
0.32%, 1/10/11	10,500	10,500
Los Angeles California G.O. Bonds, TRANS,
2.00%, 4/21/11	25,000	25,105
Los Angeles California TRANS,
2.00%, 5/31/11	5,600	5,627
Los Angeles California Wastewater System Revenue Refunding VRDB,
(Bank of Nova Scotia LOC),
0.32%, 1/10/11	7,400	7,400
Los Angeles County California Housing Authority Multifamily Housing Revenue VRDB, Sand Canyon Villas,
(FHLMC LOC),
0.37%, 1/10/11	8,500	8,500
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB,
Property A 1st Tier Senior,
0.36%, 1/10/11	6,945	6,945
Metropolitan Water District Southern California Waterworks Revenue VRDB,
0.36%, 1/10/11	27,300	27,300
Salinas California Economic Development Revenue VRDB,
Monterey County Public Building,
(The Bank of New York Mellon Corp.
LOC),
0.31%, 1/10/11	10,300	10,300
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB,
Post Towers,
(FHLMC Insured),
0.29%, 1/10/11	5,400	5,400
San Jose California Multifamily Housing Revenue Refunding VRDB,
Kimberly Woods Apartments,
(FHLMC LOC),
0.29%, 1/10/11	6,300	6,300

		399,167

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Colorado - 2.8%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Rent Housing Hunters Run, (FHLMC LOC), 0.34%, 1/10/11	$9,330	$9,330
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue Event Center Project, (BNP Paribas LOC), 0.34%, 1/10/11	10,335	10,335
Centerra Metropolitan District No. 1 Revenue Refunding VRDB, (BBVA LOC), 0.32%, 1/10/11	18,800	18,800
Colorado Educational & Cultural Facilities Authority Revenue Bear Creek School Project, (US Bank National Association LOC), 0.29%, 1/10/11	680	680
Colorado Educational & Cultural Facilities Authority Revenue Concordia University Irvine Project, (US Bank National Association LOC), 0.34%, 1/3/11	6,615	6,615
Colorado Educational & Cultural Facilities Authority Revenue Gaston Christian Schools, (Banco Santander SA LOC), 0.80%, 1/10/11	9,395	9,395
Colorado Educational & Cultural Facilities Authority Revenue Immanuel Lutheran School Project, (Bank of America NA LOC), 0.34%, 1/3/11	350	350
Colorado Educational & Cultural Facilities Authority Revenue Refunding Bonds, Nampa Christian Schools, (US Bank National Association LOC), 0.34%, 1/10/11	5,085	5,085
Colorado Health Facilities Authority Revenue Frasier Meadows Manor Project, (JPMorgan Chase Bank NA LOC), 0.31%, 1/10/11	13,055	13,055
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement, (Bank of America NA LOC), 0.31%, 1/10/11	10,945	10,945
Colorado Health Facilities Authority Revenue Senior Living Facilities Eaton Terrace, (U.S. Bank National Association LOC), 0.29%, 1/10/11	3,265	3,265
Colorado Health Facilities Authority Revenue VRDB, Bethesda Adult Communities, (BBVA LOC), 0.66%, 1/10/11	7,500	7,500
Colorado Housing & Financial Authority Single Family Mortgage, 0.33%, 1/10/11	8,955	8,955
Colorado Springs Colorado Utilities Revenue VRDB, Systems-Improvement, 0.33%, 1/10/11	71,810	71,810
Fitzsimons Redevelopment Authority Colorado Revenue VRDB, University Physicians, Inc., (US Bancorp LOC), 0.34%, 1/10/11	3,960	3,960
Lowry Economic Redevelopment Authority Colorado Revenue Refunding Bonds, (BBVA LOC), 1.00%, 1/10/11	6,100	6,100

		186,180

Connecticut - 1.6%
Connecticut State G.O. BANS, 2.00%, 5/19/11	47,000	47,275
Connecticut State Health & Education Facilities Authority Revenue VRDB, Yale University, 0.25%, 1/10/11	38,450	38,450
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Kent School, (Bank of America NA LOC), 0.45%, 1/10/11	5,755	5,755
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Yale University, 0.24%, 1/3/11	17,230	17,230

		108,710

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Delaware - 0.3%
Delaware State Health Facilities Authority Revenue VRDB, Christiana Care, 0.27%, 1/3/11	$17,300	$17,300

District of Columbia - 0.7%
District Columbia Revenue VRDB, D.C. Preparatory Academy, (M&T Bank Corp. LOC), 0.39%, 1/10/11	5,120	5,120
District Columbia Revenue VRDB, Henry J Kaiser Foundation, 0.34%, 1/10/11	10,100	10,100
District Columbia Water & Sewer Authority Public Utility Revenue, (AGM Corp. Insured), 0.34%, 1/10/11(1)	11,590	11,590
District of Columbia G.O. TRANS, 2.00%, 9/30/11	20,000	20,241

		47,051

Florida - 9.5%
Alachua County Florida Health Facilities Authority Continuing Care VRDB, Oak Hammock University Florida Project, (Bank of Scotland PLC LOC), 0.34%, 1/3/11	7,500	7,500
Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank NA LOC), 0.43%, 1/10/11	10,800	10,800
Brevard County Florida Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep NV LOC), 0.33%, 1/10/11	13,000	13,000
Broward County Florida Revenue VRDB, Maimonides Shalom Academy, (Comerica Bank LOC), 0.35%, 1/10/11	9,840	9,840
Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, (FNMA LOC), 0.35%, 1/10/11	10,000	10,000
Citizens Property Insurance Corp. Florida High Risk Senior Secured Notes, 2.00%, 4/21/11	40,000	40,086
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., (Bank of America NA LOC), 0.26%, 1/3/11	1,500	1,500
0.26%, 1/3/11	1,600	1,600
Florida Housing Financial Agency, (FNMA Insured), 0.36%, 1/10/11	8,500	8,500
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Housing Charleston, (FHLMC Insured), 0.33%, 1/10/11	8,050	8,050
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Housing Island Club, (FHLMC Gtd.), 0.33%, 1/10/11	1,940	1,940
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Mortgage Monterey Lake, (FHLMC LOC), 0.32%, 1/10/11	5,815	5,815
Florida State Board of Education Public Education G.O. Bonds, Capital Outlay, 0.33%, 1/10/11(1)	7,000	7,000
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, (US Bank National Association LOC), 0.29%, 1/10/11	10,740	10,740
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, (AGM Corp. Insured), 0.33%, 1/10/11	41,045	41,045
Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/Sunbelt, (Adventist Hlt Sys/Sunbelt LOC), 0.32%, 1/10/11	24,890	24,890
Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/Sunbelt, (FHLB of Atlanta LOC), 0.31%, 1/10/11	21,825	21,825

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Florida - 9.5% continued
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, 0.29%, 1/10/11	$10,000	$10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, (Credit Agricole Corp. LOC), (Credit Agricole Corporate & Investment LOC), 0.32%, 1/10/11	23,575	23,575
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, (Harris Bankcorp, Inc. LOC), 0.31%, 1/10/11	31,520	31,520
Jacksonville Florida Transportation Revenue VRDB, (Wachovia Bank NA LOC), 0.33%, 1/10/11	55,000	55,000
Jea Florida Electric Systems Revenue VRDB, 0.38%, 1/10/11	12,000	12,000
Jea Florida Water & Sewer Systems Revenue VRDB, 0.29%, 1/10/11	9,600	9,600
Lake County Florida Capital Improvement Revenue, (Deutsche Bank AG LOC), 0.34%, 1/10/11(1)	20,135	20,135
Lee County Florida Industrial Development Authority Health Care Facilities Revenue VRDB, Shell Point Village Project, (Bank of America NA LOC), 0.31%, 1/10/11	16,525	16,525
Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center, (Wachovia Bank NA LOC), 0.31%, 1/10/11	5,080	5,080
Miami-Dade County Florida Health Facilities Authority Hospital Revenue Miami Children’s Hospital Project, (Wachovia Bank NA LOC), 0.33%, 1/10/11	22,975	22,975
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, (BB&T Corp. LOC), 0.33%, 1/10/11	4,500	4,500
Orange County Florida Housing Financial Authority Multifamily Revenue Refunding Bonds, Housing Post Lake Apartments Project, (FNMA Insured), 0.34%, 1/10/11	28,000	28,000
Orange County Florida Housing Financial Authority Multifamily Revenue Refunding VRDB, Housing Heather Glen, (FNMA Insured), 0.32%, 1/10/11	10,000	10,000
Orange County Florida School Board COPS VRDB, (AGM Corp. Insured), 0.32%, 1/10/11	60,400	60,400
Orlando & Orange County Expressway Authority Florida Expressway Revenue VRDB, (AGM Corp. Insured), 0.49%, 1/10/11	16,125	16,125
Orlando Florida Utilities Commission Utilities Systems Revenue VRDB, 0.50%, 1/10/11	7,000	7,000
Palm Beach County Florida Solid Waste Authority Revenue Bonds, (United States Treasury Escrowed), 1.00%, 1/12/12	60,000	60,356
Pembroke Pines Florida Charter School Revenue VRDB, (AGM Corp. Insured), 0.33%, 1/10/11	10,000	10,000
Volusia County Florida Industrial Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep NV LOC), 0.33%, 1/10/11	13,590	13,590

		640,512

Georgia - 1.7%
Clayton County Georgia Housing Authority Multifamily Housing Revenue Rivers Edge Development, (FHLMC Gtd.), 0.35%, 1/10/11	3,960	3,960
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.36%, 1/10/11	4,300	4,300

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Georgia - 1.7% continued
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, (FNMA Collaterized) 0.36%, 1/10/11	$14,900	$14,900
Fulton County Georgia Residential Care Facilities Elderly Authority Revenue VRDB, First Mortgage Lenbrook Project, (Bank of Scotland Plc LOC), 0.30%, 1/10/11	7,600	7,600
Georgia Municipal Gas Authority, Gas Revenue Refunding Bonds, Gas Portfolio III, 2.00%, 11/16/11	635	643
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.36%, 1/10/11	7,360	7,360
Main Street National Gas Inc. Georgia Gas Project Revenue VRDB, 0.34%, 1/10/11	25,000	25,000
Marietta Georgia Housing Authority Multifamily Revenue Refunding Bonds, Housing Wood Glen, (FHLMC Insured), 0.35%, 1/10/11	6,000	6,000
Municipal Electric Authority Georgia VRDB, Project 1, (Dexia Credit Local LOC), 0.38%, 1/10/11	15,000	15,000
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Chambrel Roswell, (FNMA Gtd.), 0.35%, 1/10/11	10,000	10,000
Smyrna Georgia Housing Authority Multifamily Housing Revenue F & M Villages Project, (FNMA Gtd.), 0.32%, 1/10/11	3,400	3,400
Smyrna Georgia Housing Authority Multifamily Housing Revenue VRDB, Gardens Post Village Project, (FNMA Gtd.), 0.32%, 1/10/11	11,200	11,200
Smyrna Georgia Housing Authority Multifamily Housing Revenue VRDB, Hills of Post Village Project, (FNMA Gtd.), 0.32%, 1/10/11	4,400	4,400

		113,763

Idaho - 0.3%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, (Harris Bankcorp Inc. LOC), 0.33%, 1/10/11	12,000	12,000
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, (Wells Fargo Bank NA LOC), 0.33%, 1/10/11	8,000	8,000

		20,000

Illinois - 10.8%
Chicago Illinois Board of Education Refunding VRDB, (JPMorgan Chase Bank NA LOC), 0.28%, 1/3/11	10,550	10,550
Chicago Illinois G.O. Refunding VRDB,
0.80%, 1/3/11	20,000	20,000
1.30%, 1/3/11	7,025	7,025
0.80%, 1/1/11	53,500	53,500
Chicago Illinois G.O. Refunding VRDB,
(AGM Corp. Insured),
(AGM Corp. Insured),
0.44%, 1/6/11	63,160	63,160
Chicago Illinois G.O. VRDB, Neighborhoods Alive, (Bank of America NA LOC), 0.32%, 1/1/11	43,800	43,800
Chicago Illinois G.O. VRDB, Neighborhoods Alive, (The Bank of New York Mellon Corp. LOC), (The Bank of New York Mellon Corp. LOC), 0.29%, 1/1/11	12,140	12,140
Chicago Illinois O’Hare International Airport Revenue VRDB, (Societe Generale LOC), 0.32%, 1/10/11	4,215	4,215

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Illinois - 10.8% continued
Chicago Illinois O’Hare International Airport Revenue VRDB, 3rd Lien, (Dexia Credit Local LOC), 0.32%, 1/10/11	$25,000	$25,000
Chicago Illinois Water Revenue VRDB, 0.31%, 1/3/11	19,200	19,200
Chicago Illinois Water Revenue VRDB, (State Street Corp. LOC), 0.36%, 1/10/11	3,185	3,185
Illinois Development Financial Authority Industrial Development Revenue VRDB, Institution Gas Technology Project, (Harris Bankcorp Inc. LOC), 0.35%, 1/10/11	1,400	1,400
Illinois Development Financial Authority Industrial Development Revenue VRDB, United Methodist Homes, (Harris Bankcorp Inc. LOC), 0.35%, 1/10/11	1,260	1,260
Illinois Development Financial Authority Revenue Bonds Carmel High School Project, (Bank of America NA LOC), 0.43%, 1/10/11	6,200	6,200
Illinois Development Financial Authority Revenue VRDB, Evanston Northwestern, 0.29%, 1/3/11	29,130	29,130
Illinois Development Financial Authority Revenue VRDB, Jewish Council Youth Services, (Harris Bankcorp Inc. LOC), 0.35%, 1/10/11	2,755	2,755
Illinois Development Financial Authority Revenue VRDB, Learn Charter School Project, (Harris Bankcorp Inc. LOC), 0.35%, 1/10/11	2,830	2,830
Illinois Development Financial Authority Revenue VRDB, Wheaton Academy Project, (Harris Bankcorp Inc. LOC), 0.39%, 1/10/11	9,000	9,000
Illinois Educational Facilities Authority Revenue Bonds Aurora University, (Harris Bankcorp Inc. LOC), 0.34%, 1/10/11	12,200	12,200
Illinois Educational Facilities Authority Revenues University Chicago, 0.46%, 5/4/11	10,000	10,000
Illinois Educational Facilities Authority Student Housing Revenue IIT State, (Harris Bankcorp Inc. LOC), 0.39%, 1/10/11	19,195	19,195
Illinois Finance Authority Revenue VRDB, (Lloyds Banking Group Plc LOC), 0.80%, 1/10/11	10,000	10,000
Illinois Financial Authority Multifamily Revenue VRDB, Housing Villagebrook Apartments Project, (FHLMC LOC), 0.36%, 1/10/11	5,200	5,200
Illinois Financial Authority Pollution Control Revenue Refunding VRDB, Commonwealth Edison Co., (JPMorgan Chase Bank NA LOC), 0.40%, 1/10/11	8,305	8,305
Illinois Financial Authority Revenue All Saints Catholic, (Harris Bankcorp Inc. LOC), 0.34%, 1/10/11	10,000	10,000
Illinois Financial Authority Revenue Northwestern University, 0.32%, 3/1/11	14,900	14,900
Illinois Financial Authority Revenue Rest Haven Christian Service, (Banco Santander SA LOC), 0.80%, 1/10/11	2,200	2,200
Illinois Financial Authority Revenue Robert Morris College, (JPMorgan Chase Bank NA LOC), 0.31%, 1/10/11	9,140	9,140
Illinois Financial Authority Revenue VRDB, Community Action Partnership, (Citibank NA LOC), 0.39%, 1/10/11	5,440	5,440
Illinois Financial Authority Revenue VRDB, Landing At Plymouth Place, (Bank of America NA LOC), 0.31%, 1/10/11	18,230	18,230
Illinois Financial Authority Revenue VRDB, Loyola University Health Systems, (Harris Bankcorp Inc. LOC), 0.29%, 1/10/11	34,000	34,000
Illinois Financial Authority Revenue VRDB, The Clare at Water Project, (Bank of America NA LOC), 0.39%, 1/10/11	25,000	25,000

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Illinois - 10.8% continued
Illinois Financial Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (Bank of America NA LOC), 0.44%, 1/10/11	$21,750	$21,750
Illinois Financing Authority Revenue VRDB, Benedictine University Project, (US Bank National Association LOC), 0.29%, 1/10/11	5,900	5,900
Illinois Financing Authority Revenue VRDB, Mercy Alliance Project, (US Bank National Association LOC), 0.29%, 1/10/11	7,675	7,675
Illinois Housing Development Authority Multifamily Housing Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp Inc. LOC), 0.35%, 1/10/11	7,025	7,025
Illinois State Toll Highway Authority Toll Highway Revenue Refunding VRDB, Senior Priority, 0.34%, 1/10/11	30,000	30,000
0.39%, 1/6/11	17,000	17,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, 0.35%, 1/10/11	50,000	50,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Senior Priority, 0.35%, 1/10/11	21,500	21,500
Kane County Illinois Revenue Glenwood School For Boys, (Harris Bankcorp Inc. LOC), 0.35%, 1/10/11	5,700	5,700
Lisle Illinois Multifamily Revenue Housing Ashley of Lisle Project, (FHLMC LOC), 0.32%, 1/10/11	26,525	26,525
Quad Cities Regional Economic Development Authority Illinois Revenue Augustana College, (Harris Bankcorp Inc. LOC), 0.34%, 1/10/11	14,500	14,500
University Illinois University Revenues Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank NA LOC), 0.33%, 1/10/11	9,500	9,500
University Illinois University Revenues VRDB, Auxiliary Facilities Systems, 0.31%, 1/10/11	8,025	8,025

		723,260

Indiana - 0.7%
Davies County Industrial Economic Development Revenue VRDB, Reform & Improvement Davies Community, (Key Bank LOC), 0.65%, 1/6/11	365	365
Indiana Financial Authority Hospital Revenue Community Foundation Northwest Indiana, (Harris Bankcorp Inc. LOC), 0.29%, 1/10/11	6,600	6,600
Indiana Health & Educational Facilities Financing Authority Revenue Refunding VRDB, Community Village Hartsfield, (Harris Bankcorp Inc. LOC), 0.29%, 1/10/11	6,730	6,730
Indiana Health & Educational Facilities Financing Authority Revenue VRDB, Clarian Health, (BB&T Corp. LOC), 0.32%, 1/10/11	7,900	7,900
Indiana Health Facilities Financing Authority Revenue VRDB, Senior Living-Greencroft Obligation, (Bank of America NA LOC), 0.31%, 1/10/11	10,194	10,194
Indiana Municipal Power Agency Power Supply Systems Revenue Bonds, (Berkshire Hathaway Inc. Insured), 0.42%, 1/10/11(1)	15,340	15,340

		47,129

Iowa - 0.4%
Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project, (U.S. Bancorp LOC), 0.33%, 1/1/11	2,600	2,600
Iowa Financial Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (US Bank National Association LOC), 0.34%, 1/10/11	2,645	2,645

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Iowa - 0.4% continued
Iowa Financial Authority Private College Revenue VRDB, Drake University Project, (Wells Fargo Bank NA LOC), 0.33%, 1/3/11	$1,200	$1,200
Iowa Financial Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank National Association LOC), 0.33%, 1/1/11	3,200	3,200
Iowa Financial Authority Retirement Community Revenue VRDB, Edgewater A Wesley, (Banco Santander SA LOC), 0.80%, 1/10/11	8,890	8,890
Urbandale Iowa Industrial Development Revenue Aurora Bus Park, 0.37%, 1/10/11	9,000	9,000

		27,535

Kansas - 0.1%
Kansas State Development Financial Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, (JPMorgan Chase Bank NA LOC), 0.33%, 1/10/11	10,000	10,000

Kentucky - 1.2%
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (BB&T Corp. LOC), 0.34%, 1/10/11	13,900	13,900
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, (U.S. Bank National Association LOC), 0.31%, 1/7/11	8,850	8,850
Henderson County Kentucky Revenue Refunding VRDB, Murray Calloway Hospital, (BB&T Corp. LOC), 0.38%, 1/10/11	2,165	2,165
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Ashland Hospital Corp., (BB&T Corp. LOC), 0.32%, 1/10/11	1,900	1,900
Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, (BB&T Corp. LOC), 0.32%, 1/10/11	24,000	24,000
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep NV LOC), 0.33%, 1/10/11	7,705	7,705
0.33%, 1/10/11	4,015	4,015
Kentucky Rural Water Finance Corp. Public Project Revenue Bonds, 1.50%, 12/1/11	10,000	10,077
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, (US Bank National Association LOC), 0.33%, 1/10/11	8,800	8,800

		81,412

Louisiana - 1.1%
East Baton Rouge Parish Louisiana Inc. Industrial Development Board Revenue VRDB, Exxonmobil Project, 0.23%, 1/3/11	7,000	7,000
Louisiana Public Facilities Authority Revenue VRDB, Commcare Corp Project, (JPMorgan Chase Bank NA LOC), 0.34%, 1/10/11	14,860	14,860
Louisiana State G.O. Refunding VRDB, (BNP Paribas LOC), 0.30%, 1/10/11	46,200	46,200
Louisiana State Offshore Term Authority Deepwater Port Revenue Refunding Bonds, (JPMorgan Chase Bank NA LOC), 0.33%, 1/10/11	5,700	5,700

		73,760

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, (KBC Groep NV LOC), 0.38%, 1/10/11	28,130	28,130

Maryland - 2.9%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, (M&T Bank Corp. LOC), 0.34%, 1/10/11(1)	9,095	9,095

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Maryland - 2.9% continued
Baltimore County Maryland Housing Revenue Weekly Refunding Bonds, Mortgage GNMA-Spring Hill, (KBC Groep NV LOC), 0.36%, 1/10/11	$10,020	$10,020
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, (M&T Bank Corp. LOC), 0.39%, 1/10/11	3,885	3,885
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (M&T Bank Corp. LOC), 0.39%, 1/10/11	4,760	4,760
Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial, Inc., (M&T Bank Corp. LOC), 0.34%, 1/10/11	2,640	2,640
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (M&T Bank Corp. LOC), 0.39%, 1/10/11	5,785	5,785
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding VRDB, Adventist Healthcare, (M&T Bank Corp. LOC), 0.31%, 1/10/11	37,725	37,725
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Health Care, (M&T Bank Corp. LOC), 0.31%, 1/10/11	9,970	9,970
0.43%, 1/10/11	8,200	8,200
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, (Bank of America NA LOC), 0.33%, 1/10/11	19,750	19,750
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (BB&T Corp. LOC), 0.33%, 1/5/11	40,860	40,860
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, (BB&T Corp. LOC), 0.31%, 1/10/11	3,120	3,120
0.31%, 1/10/11	3,800	3,800
Montgomery County Maryland Economic Development Revenue VRDB, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.31%, 1/10/11	31,910	31,910
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, (Bank of America NA LOC), 0.31%, 1/10/11	2,470	2,470

		193,990

Massachusetts - 4.2%
Massachusetts State Development Finance Agency Revenue VRDB, Edgewood Retirement Community, (Bank of America NA LOC), 0.30%, 1/5/11	5,000	5,000
Massachusetts State Development Financial Agency Revenue Massachusetts Credit-Wilber School Apartment, (FHLB of Atlanta LOC), 0.32%, 1/10/11	6,000	6,000
Massachusetts State Development Financial Agency Revenue Seven Hills Foundation, (TD Banknorth Inc. LOC), 0.33%, 1/10/11	3,900	3,900
Massachusetts State Development Financial Agency Revenue VRDB, Briarwood Retirement, (Banco Santander SA LOC), 0.78%, 1/10/11	8,125	8,125
Massachusetts State Development Financial Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Banknorth Inc. LOC), 0.32%, 1/10/11	4,700	4,700
Massachusetts State Development Financial Agency Revenue VRDB, Groton School, 0.32%, 1/10/11	7,500	7,500

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Massachusetts - 4.2% continued
Massachusetts State Development Financial Agency Revenue VRDB, Linden Ponds,Inc., (Banco Santander SA LOC), 0.78%, 1/10/11	$6,740	$6,740
Massachusetts State Development Financial Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank NA LOC), 0.34%, 1/10/11	63,855	63,855
Massachusetts State Development Financial Agency Revenue VRDB, Phillips Academy, 0.31%, 1/10/11	19,600	19,600
Massachusetts State Development Financial Agency Revenue VRDB, Seashore Point-Deaconess, Inc., (Banco Santander SA LOC), 0.78%, 1/10/11	5,600	5,600
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts, (HSBC Bank USA NA LOC), 0.37%, 1/6/11	1,500	1,500
Massachusetts State Water Resource Authority Refunding VRDB, 0.32%, 1/5/11	70,800	70,800
Revere Massachusetts Housing Authority Multifamily Mortgage Revenue Refunding VRDB, Waters Edge Apartments Project, (AGM Corp. Insured), 0.37%, 1/10/11	23,990	23,990
University Massachusetts Building Authority Revenue Refunding VRDB, Senior-Community, 0.30%, 1/10/11	58,335	58,335

		285,645

Michigan - 1.9%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Glacier Hills, Inc. Project, (JPMorgan Chase Bank NA LOC), 0.31%, 1/6/11	12,360	12,360
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Refunding Bonds, Glacier Hills Project, (JPMorgan Chase Bank NA LOC), 0.31%, 1/10/11	4,495	4,495
Kentwood Michigan Economic Development VRDB, Ltd. Obligation-Holland Home, (Bank of America NA LOC), 0.31%, 1/10/11	935	935
Michigan Finance Authority State Aid Notes,
2.00%, 8/19/11	11,500	11,586
2.00%, 8/22/11	10,000	10,102
Michigan State G.O. Bonds,
2.00%, 9/30/11	45,000	45,525
Michigan State Hospital Finance Authority Revenue VRDB, Covenant Retirement, (Bank of America NA LOC), 0.31%, 1/10/11	7,630	7,630
Michigan State Hospital Financial Authority Revenue Refunding VRDB, McLaren Health Care, (JPMorgan Chase Bank NA LOC), 0.31%, 1/10/11	7,500	7,500
Michigan State Strategic Fund Ltd. Obligations Revenue Lansing St. Vincent Home Project, (Comerica Bank Insured), 0.33%, 1/10/11	3,305	3,305
Michigan State Strategic Fund Ltd. Obligations Revenue Refunding VRDB, Consumers Energy Co., (Wells Fargo Bank NA LOC), 0.31%, 1/10/11	21,100	21,100
Michigan State Strategic Fund Ltd. Obligations Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank NA LOC), 0.34%, 1/10/11	3,945	3,945

		128,483

Minnesota - 1.9%
Austin Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue Refunding Bonds VRDB, Cedars Austin Project, (Bank of America NA LOC), 0.44%, 1/10/11	4,320	4,320
Burnsville Minnesota Housing Revenue VRDB, Provence LLC Project, (Bank of America NA LOC), 0.35%, 1/10/11	15,650	15,650

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Minnesota - 1.9% continued
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (US Bancorp LOC), 0.35%, 1/10/11	$4,300	$4,300
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (US Bank National Association LOC), 0.35%, 1/10/11	6,900	6,900
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, (FNMA Insured), 0.34%, 1/10/11	8,400	8,400
Maple Grove Minnesota Economic Development Revenue Heritage Christian Academy, (US Bank National Association LOC), 0.29%, 1/10/11	5,040	5,040
Minneapolis Minnesota Revenue VRDB, People Serving People Project, (US Bank National Association LOC), 0.33%, 1/3/11	1,795	1,795
Minnesota Rural Water Financial Authority Public Projects Construction Notes, 0.65%, 4/15/11	5,000	5,000
Minnesota State G.O. Refunding Bonds, 0.37%, 1/10/11(1)	25,900	25,900
RBC Municipal Products, Inc. Trust Various States, (Royal Bank of Canada LOC), 0.34%, 1/10/11(1)	10,000	10,000
Robbinsdale Minnesota Revenue Refunding VRDB, North Memorial, (Wells Fargo Bank NA LOC), 0.33%, 1/3/11	5,500	5,500
0.32%, 1/10/11	12,000	12,000
St Paul Minnesota Housing & Redevelopment Authority Revenue VRDB, Minnesota Public Radio Project, (JPMorgan Chase Bank NA LOC), 0.35%, 1/3/11	7,065	7,065
St. Paul Minnesota Housing & Redevelopment Authority Revenue Science Museum of Minnesota, (U.S. Bank National Association LOC), 0.31%, 1/5/11	14,900	14,900

		126,770

Mississippi - 2.7%
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.26%, 1/3/11	10,500	10,500
0.28%, 1/3/11	2,100	2,100
0.28%, 1/3/11	24,100	24,100
0.28%, 1/3/11	19,000	19,000
Mississippi Business Financial Corp. Health Care Facilities Corp. VRDB, Rush Medical Foundation Project, (US Bank National Association LOC), 0.31%, 1/10/11	13,500	13,500
Mississippi Business Financial Corp. Mississippi Revenue VRDB, Edgewater Retail Partners, (BBVA LOC), 1.00%, 1/10/11	17,000	17,000
Mississippi Business Financial Corp. Mississippi Revenue VRDB, Fondren Place Development Co., (FHLB of Dallas LOC), 0.36%, 1/10/11	10,825	10,825
Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, 0.28%, 1/3/11	5,000	5,000
0.28%, 1/3/11	34,000	34,000
0.28%, 1/3/11	10,000	10,000
0.28%, 1/10/11	10,000	10,000
Mississippi Development Bank Special Obligation Refunding VRDB, Magnolia Regional Health Project, (FHLB of Atlanta LOC), 0.34%, 1/10/11	15,000	15,000
Perry County Mississippi Pollution Control Revenue Refunding Bonds, Leaf River Forest Production Project, (Bank of America NA LOC), 0.41%, 1/10/11	13,000	13,000

		184,025

Missouri - 2.4%
Florissant Missouri Industrial Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep NV LOC), 0.33%, 1/10/11	6,845	6,845

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Missouri - 2.4% continued
Kansas City Missouri Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments, (FHLMC LOC), 0.35%, 1/6/11	$8,000	$8,000
Kansas City Missouri Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.35%, 1/10/11	4,045	4,045
Missouri Joint Municipal Electrical Utility Community Power Project Revenue Prairie State Project, (Berkshire Hathaway Inc. Insured), 0.35%, 1/10/11(1)	20,430	20,430
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Missouri, (Bank of America NA LOC), 0.34%, 1/3/11	17,750	17,750
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Saint Louis Priory School Project, (US Bank National Association LOC), 0.40%, 1/10/11	3,160	3,160
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Lutheran Senior Services, (U.S. Bank National Association LOC), 0.29%, 1/5/11	23,570	23,570
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, 0.28%, 1/10/11	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (US Bank National Association LOC), 0.29%, 1/10/11	13,650	13,650
Missouri State Public Utilities Community Revenue, 2.00%, 8/1/11	6,330	6,376
Platte County Missouri Industrial Development Authority Multifamily Revenue Refunding Bonds, Housing Wexford Place Project, (FHLMC Gtd.), 0.32%, 1/10/11(1)	7,455	7,455
St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.34%, 1/10/11	6,170	6,170
St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.34%, 1/6/11	19,000	19,000
St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.34%, 1/10/11	10,700	10,700
St. Louis County Missouri Industrial Development Authority Revenue Refunding VRDB, Friendship Village, (Bank of America NA LOC), 0.31%, 1/10/11	3,715	3,715

		159,466

Montana - 0.1%
Forsyth Montana Pollution Control Revenue Refunding VRDB, Pacificorp Project, (BNP Paribas LOC), 0.33%, 1/3/11	6,190	6,190

Nebraska -0.8%
Douglas County Nebraska Hospital Authority Revenue Refunding VRDB, Children’s Health Facilities, (US Bank National Association LOC), 0.33%, 1/3/11	5,120	5,120
Nebraska Educational Financial Authority Revenue Refunding Bonds, Creighton University Projects, (JPMorgan Chase Bank NA LOC), 0.28%, 1/3/11	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Nebraska - 0.8% continued
Omaha Public Power District Nebraska Separate Electrical Revenue, (Berkshire Hathaway Inc. Insured), 0.35%, 1/10/11(1)	$27,760	$27,760

		52,880

Nevada - 0.5%
Carson City Nevada Hospital Revenue VRDB, Carson-Tahoe Hospital Project, (U.S. Bank National Association LOC), 0.29%, 1/6/11	3,600	3,600
Las Vegas Nevada Economic Development Revenue VRDB, Keep Memory Alive Project, (The Bank of New York Mellon Corp. LOC), 0.33%, 1/10/11	20,000	20,000
Las Vegas Valley Nevada Water District Water Improvement, 0.37%, 1/3/11	2,525	2,525
0.37%, 1/3/11	7,600	7,600

		33,725

New Hampshire - 1.1%
New Hampshire Health & Education Facilities Authority Hospital Revenue VRDB, Catholic Medical Center, (FHLB of Boston LOC), 0.32%, 1/10/11	15,500	15,500
New Hampshire Health & Education Facilities Authority Revenue VRDB, Tilton School, (Banco Santander SA LOC), 0.59%, 1/10/11	4,805	4,805
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, (FHLB of Boston LOC), 0.33%, 1/10/11	10,770	10,770
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, (FHLB of Boston LOC), 0.32%, 1/10/11	3,305	3,305
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.34%, 1/10/11	25,000	25,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, Southern New Hampshire University, (TD Banknorth Inc. LOC), 0.29%, 1/10/11	8,900	8,900
New Hampshire Higher Educational & Health Facilities Authority Revenue Riverwoods At Exeter, (Bank of America NA LOC), 0.35%, 1/10/11	8,250	8,250

		76,530

New Jersey - 0.8%
JPMorgan Chase Putters Drivers Trust Various States, 0.29%, 1/3/11(1)	24,400	24,400
New Jersey Economic Development Authority Economic Development Revenue Passaic Hebrew Institution, (Banco Santander SA LOC), 0.77%, 1/10/11	6,150	6,150
New Jersey Economic Development Authority Economic Development Revenue VRDB, Frisch School Project, (Banco Santander SA LOC), 0.77%, 1/10/11	2,500	2,500
New Jersey Economic Development Authority Revenue Refunding VRDB, Cranes Mill Project, (TD Banknorth Inc. LOC), 0.31%, 1/10/11	300	300
New Jersey Economic Development Authority Revenue VRDB, Cranes Mill Project, (TD Banknorth Inc. LOC), 0.31%, 1/6/11	3,005	3,005
New Jersey Economic Development Authority Revenue VRDB, Presbyterian Homes Assistance, (TD Banknorth Inc. LOC), 0.29%, 1/10/11	1,500	1,500
New Jersey Economic Development Authority School Revenue VRDB, (Lloyds Banking Group PLC LOC), 0.27%, 1/3/11	7,545	7,545

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
New Jersey - 0.8% continued
New Jersey Health Care Facilities Financing Authority Revenue VRDB, RWJ Health Care Corp., (The Toronto-Dominion Bank LOC), 0.29%, 1/10/11	$7,300	$7,300

		52,700

New Mexico - 1.2%
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDB, 0.34%, 1/10/11	45,000	45,000
New Mexico State Hospital Equipment Loan Council Hospital Revenue VRDB, Presbyterian Healthcare, 0.32%, 1/10/11	20,800	20,800
0.33%, 1/10/11	17,700	17,700

		83,500

New York - 5.5%
BB&T Municipal Trust Various States, (BB&T Corp. LOC), 0.45%, 1/10/11(1)	12,495	12,495
Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, (JPMorgan Chase Bank NA LOC), 0.32%, 1/10/11	10,600	10,600
Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding VRDB, 0.36%, 1/10/11	27,285	27,285
Metropolitan Transportation Authority New York Revenue Refunding Bonds, (Berkshire Hathaway Inc. Insured), 0.35%, 1/10/11(1)	31,680	31,680
Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project, (M&T Bank Corp. LOC), 0.39%, 1/10/11	2,000	2,000
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.34%, 1/10/11	50,000	50,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue Bonds, 0.27%, 1/3/11	29,050	29,050
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (M&T Bank Corp. LOC), 0.39%, 1/6/11	2,000	2,000
New York G.O. Bonds, (Dexia Credit Local LOC), 0.29%, 1/3/11	9,200	9,200
New York G.O. VRDB, (US Bank National Association LOC), 0.29%, 1/3/11	7,200	7,200
New York Liberty Development Corp., Liberty Revenue VRDB, World Trade Center, 0.32%, 1/5/11	75,000	75,000
New York New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Related-Monterey, (FNMA Collateralized), 0.31%, 1/10/11	5,200	5,200
New York State Dormitory Authority Revenues Non-State Supported Debt VRDB, Samaritan Medical Center, (HSBC Bank USA NA LOC), 0.31%, 1/10/11	9,990	9,990
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Loan, (FNMA Insured), 0.30%, 1/5/11	1,900	1,900
New York State Urban Development Corp. Revenue Personal Income Tax, (United States Treasury Escrowed), 0.34%, 1/10/11(1)	19,500	19,500
New York State Urban Development Corp. Revenue Various State Facilities, 0.40%, 1/6/11	9,200	9,200
New York, New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Elliott Chelsea Development, (Citibank NA LOC), 0.36%, 1/6/11	3,020	3,020
Oneida County New York Industrial Development Agency Revenue VRDB, Preswick Glen Civic Facility, (Banco Santander SA LOC), 0.78%, 1/6/11	16,000	16,000

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
New York - 5.5% continued
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (M&T Bank Corp. LOC), 0.39%, 1/10/11	$6,875	$6,875
Triborough Bridge & Tunnel Authority New York Revenue VRDB, (JPMorgan Chase Bank NA LOC), 0.29%, 1/10/11	24,400	24,400
Triborough Bridge & Tunnel Authority New York Revenues VRDB, 0.39%, 1/10/11	4,310	4,310
Westchester County New York Industrial Development Agency Continuing Care Retirement Refunding VRDB, Hebrew Hospital Senior Housing, Inc., (M&T Bank Corp. LOC), 0.39%, 1/10/11	12,465	12,465

		369,370

North Carolina - 3.7%
Guilford County North Carolina G.O. VRDB, 0.31%, 1/10/11	4,600	4,600
0.31%, 1/6/11	15,555	15,555
Mecklenburg County North Carolina COPS VRDB, 0.60%, 1/10/11	37,715	37,715
0.35%, 1/10/11	17,940	17,940
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Campbell University, (BB&T Corp. LOC), 0.35%, 1/10/11	5,800	5,800
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, (BB&T Corp. LOC), 0.35%, 1/10/11	6,100	6,100
North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, (Wachovia Bank NA LOC), 0.46%, 1/10/11	14,200	14,200
North Carolina Capital Facilities Financing Agency Revenue Bonds, Duke University Project, 0.34%, 1/10/11(1)	12,000	12,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, (BB&T Corp. LOC), 0.31%, 1/10/11	4,800	4,800
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, (Wachovia Bank NA LOC), 0.33%, 1/10/11	15,650	15,650
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, 0.33%, 1/10/11	24,350	24,350
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Person Memorial Hospital, (BB&T Corp. LOC), 0.35%, 1/10/11	9,190	9,190
North Carolina Medical Care Commission Hospital Revenue Aces-Pooled Equipment Financing Project, (KBC Groep NV LOC), 0.32%, 1/10/11	7,500	7,500
Person County North Carolina Industrial Facilities & Pollution Control Financing Authority VRDB, Certainteed Gypsum, Inc., 0.39%, 1/6/11	9,625	9,625
Raleigh North Carolina COPS VRDB, 0.34%, 1/10/11	18,000	18,000
Raleigh North Carolina Enterprise System Revenue, 0.34%, 1/10/11(1)	10,960	10,960
University of North Carolina Chapel Hill Revenue Refunding Bonds, 0.34%, 1/10/11(1)	5,800	5,800
Wake County North Carolina G.O. VRDB, 0.37%, 1/6/11	15,950	15,950
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, 0.32%, 1/10/11	11,205	11,205

		246,940

Ohio - 2.0%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, (JPMorgan Chase Bank NA LOC), 0.32%, 1/10/11	12,650	12,650

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Ohio - 2.0% continued
Athens County Ohio Port Authority Housing Revenue University Housing for Ohio, Inc. Project, (Wachovia Bank NA LOC), 0.32%, 1/10/11	$28,195	$28,195
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (US Bank National Association LOC), 0.33%, 1/10/11	3,000	3,000
Cuyahoga County Ohio Health Care & Independent Living Facilities Revenue VRDB, Eliza Jennings Senior Care, (Banco Santander SA LOC), 0.80%, 1/10/11	21,660	21,660
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement-Metrohealth Systems Project, (PNC Bancorp Inc. LOC), 0.32%, 1/10/11	23,785	23,785
Franklin County Ohio Hospital Revenue Refunding Bonds, Facilities Ohiohealth Corp., 0.31%, 1/10/11	15,480	15,480
Lancaster Port Authority Ohio Gas Revenue VRDB, 0.34%, 1/10/11	5,800	5,800
Montgomery County Ohio Economic Development Revenue, The Dayton Art Institute, (US Bank National Association LOC), 0.33%, 1/10/11	5,100	5,100
Ohio Housing Financial Agency Multifamily Revenue VRDB, Housing Chambrel At Montrose, (FNMA LOC), 0.35%, 1/10/11	6,451	6,451
Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, (JPMorgan Chase Bank NA LOC), 0.35%, 1/10/11	3,565	3,565
Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (US Bank National Association LOC), 0.33%, 1/10/11	3,900	3,900
Washington County Ohio Hospital Revenue VRDB, Marietta Area Health Project, (JPMorgan Chase Bank NA LOC), 0.33%, 1/10/11	2,535	2,535

		132,121

Oklahoma - 0.6%
Oklahoma State Turnpike Authority Revenue Refunding VRDB, 0.28%, 1/1/11	34,900	34,900
Oklahoma State Turnpike Authority Turnpike Revenue Refunding VRDB, 0.29%, 1/3/11	4,400	4,400

		39,300

Oregon - 0.9%
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, (US Bancorp LOC), 0.35%, 1/10/11	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, (FNMA LOC), 0.32%, 1/10/11	28,830	28,830
Oregon State G.O. TANS, 2.00%, 6/30/11	16,750	16,882
Oregon State Health Housing Educational & Cultural Facilities Authority VRDB, The Evangelical Lutheran, (U.S. Bank National Association LOC), 0.35%, 1/7/11	2,300	2,300
Yamhill County Oregon Hospital Authority Revenue Refunding VRDB, Friendsview Community, (US Bank National Association LOC), 0.33%, 1/3/11	8,425	8,425

		60,137

Pennsylvania - 2.7%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue VRDB, First Energy Nuclear, (Citibank NA LOC), 0.29%, 1/10/11	11,700	11,700
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue Refunding VRDB, First Energy, (Bank of Nova Scotia LOC), 0.31%, 1/10/11	13,525	13,525

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Pennsylvania - 2.7% continued
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue Refunding VRDB, First Energy, (Royal Bank of Scotland NV LOC), 0.32%, 1/10/11	$10,000	$10,000
Berks County Pennsylvania Municipal Authority Revenue Reading Hospital & Medical Center Project, (Royal Bank of Canada LOC), 0.34%, 1/10/11(1)	10,000	10,000
Berks County Pennsylvania Municipal Authority Revenue VRDB, Phoebe-Devitt Homes Project, (Banco Santander SA LOC), 0.80%, 1/6/11	4,045	4,045
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, (Bank of America NA LOC), 0.31%, 1/10/11	2,490	2,490
Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Asbury Obligated Group, (KBC Groep NV LOC), 0.33%, 1/10/11	19,800	19,800
Haverford Township Pennsylvania School District, (TD Banknorth Inc. LOC), 0.34%, 1/10/11	8,000	8,000
Horizon Hospital Systems Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior-St. Paul Homes Project, (M&T Bank Corp. LOC), 0.39%, 1/10/11	7,585	7,585
Lancaster Pennsylvania Industrial Development Authority Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.39%, 1/7/11	3,000	3,000
Lower Merion Pennsylvania School District VRDB, Capital Project, (State Street Corp. LOC), 0.31%, 1/10/11	13,500	13,500
Lower Merion Pennsylvania School District VRDB, Capital Project, (US Bank National Association LOC), 0.31%, 1/10/11	12,000	12,000
Montgomery County Pennsylvania 0.28%, 1/3/11	38,275	38,275
Pennsylvania Housing Financial Agency Multifamily Housing Revenue VRDB, Special Ltd. Obligation-Foxwood, (Bank of America NA LOC), 0.32%, 1/10/11	4,300	4,300
Pennsylvania State Turnpike Community Turnpike Revenue Refunding Bonds, 0.35%, 1/10/11	18,200	18,200
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (M&T Bank Corp. LOC), 0.34%, 1/10/11(1)	8,370	8,370

		184,790

Puerto Rico - 0.3%
Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds, (BB&T Corp. LOC), 0.45%, 1/10/11(1)	20,780	20,780

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue Refunding VRDB, Bryant University, (TD Banknorth Inc. LOC), 0.32%, 1/10/11	12,170	12,170

South Carolina - 1.2%
Columbia, South Carolina Waterworks & Sewer Systems Revenue VRDB, (US Bank National Association LOC), 0.38%, 1/3/11	17,000	17,000
Piedmont Municipal Power Agency South Carolina Electric Revenue VRDB, (AGM Corp. Insured), 0.40%, 1/10/11	20,900	20,900
South Carolina Educational Facilities Authority For Private Non-profit Institutions VRDB, Coker College, (Wachovia Bank NA LOC), 0.43%, 1/10/11	5,595	5,595
South Carolina Jobs Economic Development Authority Health Facilities Revenue VRDB, Carolina Village, (BB&T Corp. LOC), 0.35%, 1/10/11	11,645	11,645

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
South Carolina - 1.2% continued
South Carolina Jobs Economic Development Authority Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., (Wachovia Bank NA LOC), 0.33%, 1/10/11	$9,000	$9,000
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental-Franklin Square, (FHLMC LOC), 0.36%, 1/10/11	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, (FHLMC Gtd.), 0.32%, 1/10/11	5,000	5,000

		78,940

Tennessee - 3.0%
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (BB&T Corp. LOC), 0.35%, 1/10/11	4,985	4,985
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily Timberlake Project, (FNMA Insured), 0.36%, 1/10/11	1,150	1,150
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, (FHLMC Gtd.), 0.35%, 1/10/11	5,525	5,525
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily Housing Spinnaker, (FNMA Gtd.), 0.36%, 1/10/11	13,655	13,655
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue VRDB, Multifamily Housing-Arbor Knoll, (FNMA LOC), 0.26%, 1/7/11	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (BB&T Corp. LOC), 0.35%, 1/6/11	8,620	8,620
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing VRDB, Gateway Projects, (FNMA Gtd.), 0.33%, 1/10/11	5,575	5,575
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Hutchison School Project, (Bank of America NA LOC), 0.36%, 1/10/11	9,400	9,400
Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue Wellmont Health Systems Project, (Bank of America NA LOC), 0.31%, 1/6/11	54,790	54,790
Tennergy Corp Tennessee Gas Revenue VRDB, (BNP Paribas LOC), 0.39%, 1/10/11(1)	78,580	78,580
Tennessee State Local Development Authority Revenue Student Loan Program, BANS, 2.00%, 6/24/11	6,400	6,447

		202,127

Texas - 9.9%
Austin Texas Water & Wastewater Systems Revenue Refunding VRDB, (Dexia Credit Local LOC), 0.39%, 1/10/11	14,600	14,600
Bexar County Texas Revenue Venue Project, 0.37%, 1/10/11(1)	13,291	13,291
Capital Area Housing Financial Corp. Texas VRDB, Encino Pointe Apartments, (Bank of America NA LOC), 0.35%, 1/10/11	15,700	15,700
Carroll Texas Independent School District G.O. Bonds, School Building, 0.32%, 1/10/11	15,000	15,000
City of Houston, Texas, (Barclays Plc LOC), 0.30%, 1/11/11	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Texas - 9.9% continued
Crawford Texas Education Facilities Corp. Revenue Prince of Peace Christian, (Wachovia Bank NA LOC), 0.31%, 1/10/11	$5,290	$5,290
Crawford Texas Education Facilities Corp. Revenue Prince Peace Christian School, (Wachovia Bank NA LOC), 0.31%, 1/10/11	4,785	4,785
Dallas Texas Waterworks & Sewer Systems Revenue Refunding Bonds, 0.39%, 1/10/11(1)	20,000	20,000
Gulf Coast Waste Disposal Authority Texas Pollution Control Revenue Refunding VRDB, Exxon Project, 0.23%, 1/3/11	22,150	22,150
Harris County Texas Hospital District Revenue Refunding VRDB, (JPMorgan Chase Bank NA LOC), 0.34%, 1/10/11	20,900	20,900
HFDC of Central Texas Inc. Retirement Facilities Revenue VRDB, Sears Caprock Corp. Project, (Banco Santander SA LOC), 0.80%, 1/10/11	3,245	3,245
Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays Plc LOC), 0.29%, 1/6/11	12,000	12,000
Houston Texas Independent School District VRDB, Schoolhouse, 0.34%, 1/6/11	36,480	36,480
JPMorgan Chase Putters & Drivers Trust Various States Revenue Notes, 0.29%, 1/3/11(1)	20,000	20,000
Katy Texas Independent School District G.O. VRDB, Cash Building, 0.35%, 1/10/11	49,100	49,100
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, (JPMorgan Chase Bank NA LOC), 0.33%, 1/10/11	10,500	10,500
Lubbock Texas Independent School District G.O. VRDB, School Building, 0.33%, 1/6/11	7,750	7,750
Nueces County Texas Health Facilities Development Corp. Revenue Driscoll Children’s Foundation, (JPMorgan Chase Bank NA LOC), 0.33%, 1/10/11	500	500
Plano Texas Health Facilities Development Corp. Revenue YMCA of Metropolitan Dallas Project, (Bank of America NA LOC), 0.35%, 1/10/11	7,250	7,250
Port Arthur Texas Naval District Environmental Facilities Revenue VRDB, Motiva Enterprises Project, 0.27%, 1/3/11	5,000	5,000
Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, (Motiva Gtd.), 0.29%, 1/1/11	2,700	2,700
0.29%, 1/1/11	23,200	23,200
Port Arthur Texas Navy District of Environmental Facilities Revenue VRDB, Motiva Enterprises, 0.29%, 1/3/11	10,000	10,000
Port Arthur, Texas Navy District Environmental Facilities Revenue Refunding VRDB, Motiva Enterprises, 0.29%, 1/1/11	2,300	2,300
Rockwall Texas Independent School District G.O. VRDB, School Building, 0.39%, 1/10/11	16,000	16,000
Tarrant County Texas Cultural Education Facilities Finance Corp. Revenue VRDB, Texas Health Resources, 0.30%, 1/10/11	6,500	6,500
Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing Gateway Apartments, (FNMA Gtd.), 0.32%, 1/10/11	8,045	8,045
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, 0.49%, 1/10/11(1)	33,340	33,340
Texas State G.O. Bonds, Transportation Community Mobility Fund, 0.34%, 1/10/11(1)	60,990	60,990
Texas State G.O. Refunding Bonds, Veterans Housing Assistance Fund I, 0.28%, 1/10/11	4,500	4,500

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Texas - 9.9% continued
Texas State Revenue Bonds, TANS, 2.00%, 8/31/11	$135,000	$136,455
Texas State Transportation Commission Revenue VRDB, First Tier, 0.57%, 1/5/11	33,200	33,200
Texas State Turnpike Authority Central Revenue Bonds, (Berkshire Hathaway Inc. Insured), 0.36%, 1/10/11(1)	12,480	12,480
Texas State Turnpike Authority Central Texas Turnpike System Revenue Bonds, (Berkshire Hathaway Inc. Insured), 0.36%, 1/10/11(1)	15,840	15,840
Trinity Texas Higher Educational Facilities Corp. Revenue VRDB, Houston-Tillotson University Project, (FHLB LOC), 0.34%, 1/10/11	4,900	4,900
Tyler Texas Independent School District G.O. VRDB, School Building, 0.39%, 1/10/11	9,300	9,300

		665,291

Utah - 0.4%
Emery County Utah Pollution Control Revenue PacifiCorp, (Wells Fargo Bank NA LOC), 0.33%, 1/10/11	10,000	10,000
Intermountain Power Agency Utah Power Supply Revenue Refunding, (AGM Corp. Insured), 0.36%, 1/10/11(1)	8,360	8,360
Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank NA LOC), 0.33%, 1/10/11	3,380	3,380
Utah Housing Corp. Single Family Mortgage Revenue Refunding VRDB, 0.32%, 1/10/11	5,600	5,600

		27,340

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, (TD Banknorth Inc. LOC), 0.29%, 1/10/11	5,000	5,000

Virginia - 1.1%
Charlottesville Virginia Industrial Development Authority Educational Facilities Revenue University of Virginia Foundation Projects, (Wachovia Bank NA LOC), 0.33%, 1/10/11	10,375	10,375
Fredericksburg Virginia Economic Development Authority Student Housing Facilities Revenue Refunding VRDB, UMW Apartments Project, (Bank of America NA LOC), 0.40%, 1/10/11	9,950	9,950
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.35%, 1/10/11	12,510	12,510
Harrisonburg Virginia Industrial Development Authority Revenue Refunding Bonds, Virginia Mennonite Retirement-B, (Banco Santander SA LOC), 0.80%, 1/10/11	13,250	13,250
Lynchburg Virginia Industrial Development Authority Revenue Refunding VRDB, Hospital Centra Health, (FHLB of Atlanta LOC), 0.32%, 1/10/11	7,400	7,400
0.32%, 1/10/11	6,900	6,900
Prince William County Virginia COPS VRDB, Prince William County Facilities, (Wachovia Bank NA LOC), 0.30%, 1/10/11	1,375	1,375
Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank NA LOC), 0.33%, 1/10/11	9,000	9,000

		70,760

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Washington - 1.3%
Bremerton Washington Revenue Kitsap Regional Conference, (Bank of America NA LOC), 0.54%, 1/10/11	$2,270	$2,270
Everett Washington Public Facilities District Project Revenue VRDB, 1.00%, 1/3/11	1,400	1,400
Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.33%, 1/10/11	4,500	4,500
Washington State G.O. Refunding Bonds, 0.39%, 1/10/11(1)	14,740	14,740
Washington State G.O., 0.34%, 1/10/11(1)	20,600	20,600
Washington State Health Care Facilities Authority Revenue VRDB, Association Community Migrant Health, (US Bank National Association LOC), 0.34%, 1/10/11	1,900	1,900
Washington State Health Care Facilities Authority Revenue VRDB, Multicare Health Systems, (Wells Fargo Bank NA LOC), 0.32%, 1/6/11	2,400	2,400
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Living Care Center Project, (Wells Fargo Bank NA LOC), 0.30%, 1/6/11	7,455	7,455
Washington State Housing Financial Commission Nonprofit Revenue VRDB, District Council No. 5, (Wells Fargo Bank NA LOC), 0.43%, 1/10/11	3,060	3,060
Washington State Housing Financial Commission Nonprofit Revenue VRDB, Skyline At First Hill Project, (Bank of America NA LOC), 0.31%, 1/10/11	23,590	23,590
Washington State Housing Financial Commission Nonprofit Revenue VRDB, St. Thomas School Project, (Bank of America NA LOC), 0.33%, 1/10/11	4,900	4,900
Washington State Housing Financial Commission Nonprofit Revenue VRDB, University Prep Academy Project, (Bank of America NA LOC), 0.54%, 1/10/11	3,500	3,500

		90,315

West Virginia - 0.5%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank NA LOC), 0.53%, 1/10/11	2,845	2,845
Monongalia County West Virginia Building Commission Hospital Revenue Refunding Bonds, Monongalia Elder Services, Inc., (JPMorgan Chase Bank NA LOC), 0.36%, 1/10/11	12,205	12,205
West Virginia State Hospital Finance Authority Hospital Revenue Refunding VRDB, West Virginia United Health, (BB&T Corp. LOC), 0.35%, 1/10/11	15,200	15,200

		30,250

Wisconsin - 3.0%
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University Wisconsin-Kenilworth Project, (US Bank National Association LOC), 0.34%, 1/10/11	12,705	12,705
Wauwatosa Wisconsin Housing Authority Revenue Refunding Bonds, San Camillo, Inc., (US Bank National Association LOC), 0.29%, 1/10/11	5,500	5,500
Wisconsin Scholl Districts Cash Flow Administration Program, TRANS, 1.25%, 10/17/11	2,400	2,416
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Aurora Health Care, (US Bank National Association LOC), 0.30%, 1/3/11	5,400	5,400
Wisconsin State G.O. Bonds TANS, 2.00%, 6/15/11	50,000	50,339
Wisconsin State G.O. Refunding Bonds, 0.39%, 1/10/11(1)	25,000	25,000

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Wisconsin - 3.0% continued
Wisconsin State Health & Educational Facilities Authority Revenue Mequon Jewish Project, (JPMorgan Chase Bank NA LOC), 0.45%, 1/10/11	$5,960	$5,960
Wisconsin State Health & Educational Facilities Authority Revenue Mercy Alliance, Inc., (US Bank National Association LOC), 0.29%, 1/10/11	4,000	4,000
Wisconsin State Health & Educational Facilities Authority Revenue Newcastle Place, Inc., (Bank of America NA LOC), 0.31%, 1/10/11	10,470	10,470
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., (KBC Groep NV LOC), 0.34%, 1/10/11	600	600
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., (US Bank National Association LOC), 0.34%, 1/10/11	6,490	6,490
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, (US Bank National Association LOC), 0.29%, 1/10/11	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., (US Bank National Association LOC), 0.33%, 1/3/11	3,700	3,700
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Riverview Hospital Association, (US Bank National Association LOC), 0.33%, 1/3/11	5,145	5,145
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, United Lutheran Program Aging, (Wells Fargo Bank NA LOC), 0.31%, 1/10/11	5,950	5,950
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc., (JPMorgan Chase Bank NA LOC), 0.31%, 1/10/11	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, WHA Capital Access-Meriter, (KBC Groep NV LOC), 0.33%, 1/3/11	6,895	6,895
Wisconsin State Transportation Revenue Refunding Bonds, 0.39%, 1/10/11(1)	21,745	21,745

		202,315

Wyoming - 0.5%
Lincoln County Wyoming Pollution Control Revenue VRDB, Exxon Project, (Exxon Gtd.), 0.23%, 1/3/11	10,355	10,355
Platte County Pollution Control Revenue Tri-State Generation & Transmission, (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.46%, 1/3/11	24,400	24,400

		34,755

Municipal States Pooled Securities - 2.5%
BB&T Municipal Trust Various States Floaters-Ser 2020, (BB&T Corp. LOC), 0.45%, 1/10/11(1)	12,455	12,455
BB&T Municipal Trust Various States, (BB&T Corp. LOC), 0.49%, 1/10/11(1)	16,260	16,260
0.49%, 1/10/11(1)	5,800	5,800
0.49%, 1/10/11(1)	32,535	32,535
0.49%, 1/10/11(1)	20,660	20,660
0.47%, 1/10/11(1)	25,800	25,800
0.64%, 1/10/11(1)	40,145	40,145
0.46%, 1/10/11(1)	16,445	16,445

		170,100

Total Municipal Investments (Cost $6,673,924)		6,673,924

Total Investments - 99.3% (Cost $6,673,924) (2)		6,673,924
Other Assets less Liabilities - 0.7%		47,650

NET ASSETS - 100.0%		$6,721,574

NORTHERN FUNDS QUARTERLY REPORT    23    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	DECEMBER 31, 2010 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $6,673,924.

Percentages shown are based on Net Assets.

At December 31, 2010, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	9.8%
Educational Services	11.4%
Electric Services, Gas and Combined Utilities	6.1%
Executive, Legislative and General Government	27.1%
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	11.0%
Health Services and Residential Care	12.4%
Urban and Community Development, Housing Programs and Social Services	12.2%
All other sectors less than 5%	10.0%

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuatuions based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at fair value, as of December 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$6,673,924	(1)	$—	$6,673,924

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guarantee Municipal Corporation

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. – Guaranteed

LOC - Letter of Credit

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5%(1)
Federal Farm Credit Bank - 11.5%
FFCB Bonds,
6.00%, 3/7/11	$1,015	$1,026
1.20%, 7/13/11	2,500	2,512
5.38%, 7/18/11	1,000	1,027
3.50%, 10/3/11	1,000	1,024
4.70%, 10/3/11	1,250	1,292
FFCB Discount Notes,
0.22%, 3/10/11	5,000	4,998
0.22%, 3/11/11	5,000	4,998
0.20%, 4/29/11	5,000	4,997
0.20%, 5/2/11	5,000	4,997
0.28%, 5/17/11	5,000	4,995
0.30%, 6/10/11	5,000	4,993
0.44%, 7/8/11	5,000	4,989
0.24%, 7/11/11	5,000	4,994
0.42%, 7/14/11	5,000	4,989
0.27%, 8/5/11	5,000	4,992
0.23%, 8/10/11	5,000	4,992
0.28%, 8/10/11	5,000	4,992
0.32%, 8/12/11	3,000	2,994
0.25%, 8/31/11	5,000	4,991
0.30%, 9/13/11	3,000	2,994
0.25%, 10/13/11	5,000	4,990
0.25%, 10/14/11	5,000	4,990
0.28%, 10/27/11	5,000	4,988
0.24%, 11/2/11	5,000	4,990
0.23%, 11/4/11	5,000	4,990
0.28%, 12/2/11	5,000	4,987
0.33%, 12/28/11	5,000	4,983
FFCB FRN,
0.24%, 1/3/11	10,000	10,000
0.27%, 1/3/11	5,000	5,000
0.29%, 1/3/11	5,000	5,000
0.33%, 1/3/11	3,475	3,477
0.62%, 1/4/11	2,600	2,600
0.19%, 1/9/11	5,000	5,000
0.35%, 1/18/11	6,600	6,603
0.19%, 1/19/11	5,000	5,000
0.28%, 1/20/11	9,725	9,725
0.50%, 1/20/11	22,400	22,401
0.26%, 1/27/11	5,000	5,000
0.20%, 3/15/11	2,300	2,300

		194,810

Federal Home Loan Bank - 13.5%
FHLB Bonds,
0.75%, 1/18/11	1,710	1,710
1.00%, 2/7/11	2,505	2,507
4.00%, 2/15/11	1,000	1,005
4.63%, 2/18/11	3,225	3,243
2.63%, 3/11/11	5,000	5,023
4.88%, 3/11/11	1,695	1,710
1.63%, 3/16/11	5,250	5,264
0.50%, 5/5/11	1,000	1,001
0.80%, 5/6/11	1,000	1,002
0.19%, 5/12/11	5,000	5,000
2.63%, 5/20/11	2,755	2,780
0.58%, 6/3/11	5,000	5,000
1.13%, 6/3/11	1,750	1,756
3.13%, 6/10/11	6,490	6,572
4.25%, 6/10/11	2,500	2,543
5.25%, 6/10/11	3,275	3,347
5.38%, 6/10/11	5,700	5,828
3.38%, 6/24/11	3,260	3,308
3.63%, 7/1/11	9,300	9,455
0.75%, 7/8/11	8,200	8,221
0.76%, 7/19/11	2,135	2,140
1.63%, 7/27/11	12,825	12,925
0.45%, 7/28/11	2,000	2,000
1.38%, 8/11/11	4,000	4,027
4.38%, 8/15/11	1,200	1,230
3.75%, 9/9/11	4,000	4,095
5.00%, 9/9/11	2,200	2,271
0.26%, 9/30/11	5,000	5,001
0.33%, 9/30/11	15,000	15,007
5.00%, 10/13/11	1,600	1,658
0.30%, 10/14/11	4,000	4,001
0.28%, 10/25/11	7,000	7,002
0.30%, 10/27/11	2,025	2,026
0.24%, 10/28/11	5,000	4,997
4.88%, 11/15/11	5,810	6,038
4.88%, 11/18/11	4,630	4,813
0.75%, 11/21/11	2,000	2,007
0.26%, 11/22/11	3,000	2,999
0.26%, 11/29/11	2,660	2,658
4.75%, 12/9/11	1,665	1,733
FHLB Discount Notes,
0.28%, 5/27/11	2,000	1,998

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (1) continued
Federal Home Loan Bank - 13.5% continued
0.28%, 6/3/11	$1,000	$999
0.33%, 12/5/11	5,500	5,483
FHLB FRN,
0.22%, 1/3/11	4,000	3,999
0.24%, 1/3/11	19,050	19,047
0.35%, 1/3/11	1,215	1,216
0.37%, 1/3/11	2,335	2,336
0.17%, 1/12/11	7,000	6,998
0.18%, 1/15/11	5,000	4,999
0.21%, 1/15/11	1,175	1,175
0.17%, 1/20/11	2,500	2,499
0.18%, 1/26/11	7,000	6,998
0.16%, 2/1/11	3,000	2,999
FHLB Note,
5.38%, 8/19/11	2,240	2,311

		227,960

Federal Home Loan Mortgage Corporation - 7.1%
FHLMC Bond,
4.75%, 1/18/11	6,050	6,063
FHLMC Discount Notes,
0.25%, 8/29/11	3,180	3,175
0.28%, 9/16/11	1,000	998
FHLMC FRN,
0.18%, 1/3/11	3,500	3,498
0.35%, 1/3/11	3,700	3,702
0.27%, 1/16/11	22,197	22,197
0.23%, 1/26/11	2,075	2,075
0.34%, 1/28/11	4,700	4,701
0.17%, 2/5/11	6,070	6,069
0.37%, 3/9/11	27,924	27,935
FHLMC Notes,
3.40%, 2/15/11	1,000	1,004
4.13%, 2/24/11	2,000	2,011
3.25%, 2/25/11	3,801	3,818
4.51%, 2/28/11	2,800	2,819
4.00%, 4/8/11	1,000	1,010
2.75%, 4/11/11	2,740	2,759
1.13%, 6/1/11	2,300	2,308
6.00%, 6/15/11	10,480	10,752
5.25%, 7/18/11	5,103	5,241
1.25%, 8/15/11	2,100	2,113
5.50%, 9/15/11	1,487	1,541
1.13%, 12/15/11	4,450	4,482

		120,271

Federal National Mortgage Association - 5.0%
FNMA Bonds,
5.05%, 2/7/11	3,375	3,391
2.75%, 4/11/11	2,765	2,783
5.13%, 4/15/11	3,175	3,218
4.68%, 6/15/11	3,000	3,060
FNMA Discount Notes,
0.10%, 1/5/11	1,100	1,100
0.20%, 1/12/11	2,445	2,445
0.29%, 1/18/11	5,000	4,999
0.20%, 1/19/11	2,475	2,475
0.18%, 2/17/11	1,000	1,000
0.28%, 4/18/11	1,200	1,199
0.38%, 4/25/11	2,500	2,497
0.24%, 4/28/11	1,500	1,499
0.33%, 7/1/11	4,150	4,143
0.30%, 7/7/11	4,000	3,994
FNMA FRN,
0.22%, 1/19/11	6,780	6,779
FNMA Notes,
4.50%, 2/15/11	5,979	6,010
5.50%, 3/15/11	5,767	5,828
1.75%, 3/23/11	10,454	10,489
1.38%, 4/28/11	2,098	2,105
6.00%, 5/15/11	7,096	7,245
3.63%, 8/15/11	4,200	4,286
5.38%, 11/15/11	4,274	4,462

		85,007

Tennessee Valley Authority - 1.4%
Tennessee Valley Authority Bond,
5.63%, 1/18/11	23,775	23,834

Total U.S. Government Agencies (Cost $651,882)		651,882

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury Bills - 9.5%
0.08%, 1/6/11	$50,000	$49,999
0.34%, 1/13/11	10,000	9,999
0.08%, 1/20/11	100,000	99,996

		159,994

U.S. Treasury Notes - 1.3%
0.88%, 2/28/11	10,000	10,009
4.50%, 2/28/11	2,000	2,014
0.88%, 4/30/11	5,000	5,010
4.88%, 7/31/11	5,000	5,133

		22,166

Total U.S. Government Obligations (Cost $182,160)		182,160

Investments, at Amortized Cost ($834,042)		834,042

REPURCHASE AGREEMENTS - 50.6%
Joint Repurchase Agreements - 3.7% (2)
Bank of America Securities LLC, dated 12/31/10,
repurchase price $13,754
0.18%, 1/3/11	13,754	13,754
Morgan Stanley & Co., Inc., dated 12/31/10,
repurchase price $13,754
0.10%, 1/3/11	13,754	13,754
Societe Generale, New York Branch, dated 12/31/10,
repurchase price $13,754
0.20%, 1/3/11	13,754	13,754
UBS Securities LLC, dated 12/31/10, repurchase price $20,631
0.22%, 1/3/11	20,630	20,630

		61,892

Repurchase Agreements - 46.9% (3)
Bank of America Securities LLC, dated 12/31/10,
repurchase price $115,002
0.25%, 1/3/11	115,000	115,000
BNP Paribas Securities Corp., dated 12/31/10,
repurchase price $150,002
0.19%, 1/3/11	150,000	150,000
Citigroup Global Markets, Inc., dated 12/31/10,
repurchase price $271,118
0.28%, 1/3/11	271,111	271,111
JPMorgan Securities, Inc., dated 12/31/10, repurchase price $235,006
0.30%, 1/3/11	235,000	235,000
Merrill Lynch & Co., dated 12/31/10, repurchase price $22,838
0.10%, 1/3/11	22,838	22,838

		793,949

Total Repurchase Agreements (Cost $855,841)		855,841

Total Investments - 99.9% (Cost $1,689,883) (4)		1,689,883

Other Assets less Liabilities - 0.1%		2,264

NET ASSETS - 100.0%		$1,692,147

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$29,703	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$33,028	0.75% - 3.50%	1/15/11 - 7/15/19

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$88,264	2.16% - 6.00%	5/1/35 - 9/1/40
FNMA	$626,358	2.56% - 6.00%	12/1/20 - 1/1/41
GNMA	$79,627	4.50% - 5.00%	9/15/39 - 11/20/40
U.S. Treasury Strips	$23,295	0.10%	1/3/11

(4)	The cost for federal income tax purposes was $1,689,883.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND continued	DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market particpiants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at fair value, as of December 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,689,883	(1)	$—	$1,689,883

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.1% (1)
Federal Farm Credit Bank - 28.9%
FFCB Bonds,
0.45%, 1/4/11	$5,233	$5,233
1.60%, 1/12/11	12,000	12,004
4.88%, 2/18/11	10,605	10,668
3.00%, 3/3/11	5,990	6,017
0.75%, 3/24/11	3,500	3,504
2.63%, 4/21/11	1,271	1,280
4.80%, 4/25/11	2,000	2,029
5.38%, 7/18/11	7,440	7,644
0.38%, 8/2/11	2,000	2,002
3.88%, 8/25/11	2,450	2,507
0.55%, 9/30/11	1,000	1,002
FFCB Discount Notes,
0.01%, 1/3/11	47,237	47,237
0.02%, 1/4/11	25,000	25,000
0.11%, 1/4/11	10,000	10,000
0.13%, 1/4/11	5,000	5,000
0.02%, 1/5/11	25,000	25,000
0.13%, 1/6/11	10,000	10,000
0.10%, 1/7/11	5,000	5,000
0.12%, 1/7/11	15,000	15,000
0.10%, 1/11/11	5,000	5,000
0.25%, 1/11/11	25,000	24,998
0.24%, 1/13/11	5,000	5,000
0.12%, 1/14/11	10,000	9,999
0.24%, 1/14/11	5,000	5,000
0.07%, 1/25/11	10,000	9,999
0.23%, 1/25/11	5,000	4,999
0.26%, 1/25/11	30,000	29,996
0.22%, 1/27/11	10,000	9,998
0.08%, 1/28/11	20,000	19,999
0.23%, 2/3/11	10,000	9,998
0.22%, 2/17/11	5,000	4,999
0.24%, 2/18/11	5,000	4,998
0.23%, 2/22/11	5,000	4,998
0.30%, 3/3/11	5,000	4,997
0.25%, 3/4/11	10,000	9,996
0.23%, 3/14/11	5,000	4,998
0.23%, 3/15/11	5,000	4,998
0.14%, 3/16/11	15,000	14,994
0.22%, 3/16/11	5,000	4,998
0.25%, 3/16/11	10,000	9,996
0.30%, 3/21/11	25,000	24,984
0.25%, 3/30/11	10,000	9,994
0.26%, 3/30/11	10,000	9,994
0.20%, 3/31/11	15,000	14,993
0.21%, 4/1/11	5,000	4,997
0.32%, 4/6/11	20,000	19,983
0.20%, 4/15/11	10,000	9,994
0.28%, 4/18/11	10,000	9,992
0.22%, 5/2/11	15,000	14,989
0.30%, 5/4/11	10,000	9,990
0.22%, 5/31/11	5,000	4,995
0.24%, 5/31/11	15,000	14,985
0.20%, 6/3/11	5,000	4,996
0.21%, 6/15/11	10,000	9,990
0.22%, 6/24/11	5,000	4,995
0.20%, 6/27/11	5,000	4,995
0.21%, 6/27/11	4,500	4,495
0.20%, 6/28/11	5,000	4,995
0.20%, 6/29/11	5,000	4,995
0.21%, 7/8/11	10,000	9,989
0.24%, 7/11/11	10,000	9,987
0.23%, 7/27/11	5,000	4,993
0.19%, 7/29/11	5,000	4,994
0.27%, 8/5/11	10,000	9,984
0.23%, 8/10/11	10,000	9,984
0.28%, 8/10/11	20,000	19,968
0.25%, 8/31/11	10,000	9,983
0.25%, 10/13/11	20,000	19,960
0.25%, 10/14/11	15,000	14,970
0.24%, 11/2/11	10,000	9,980
0.23%, 11/4/11	10,000	9,980
0.35%, 12/23/11	15,000	14,949
FFCB FRN,
0.25%, 1/3/11	15,000	15,000
0.29%, 1/3/11	20,000	19,999
0.74%, 1/3/11	25,000	25,000
0.62%, 1/4/11	9,000	9,000
0.19%, 1/9/11	20,000	20,000
0.20%, 1/14/11	20,000	20,000
0.17%, 1/15/11	5,580	5,578
0.35%, 1/18/11	1,500	1,501
0.19%, 1/19/11	15,000	14,999
0.28%, 1/20/11	20,000	20,000
0.50%, 1/20/11	50,000	50,000
0.75%, 1/24/11	4,000	4,004
0.26%, 1/27/11	15,000	15,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.1% (1) continued
Federal Farm Credit Bank - 28.9% continued
0.60%, 1/27/11	$4,500	$4,505
0.30%, 1/31/11	10,000	10,001

		974,744

Federal Home Loan Bank - 46.5%
FHLB Bonds,
3.15%, 1/3/11	2,000	2,000
0.40%, 1/4/11	2,500	2,500
0.38%, 1/6/11	2,700	2,700
0.38%, 1/7/11	4,075	4,075
0.26%, 1/12/11	5,725	5,725
0.26%, 1/13/11	20,000	20,000
0.75%, 1/18/11	7,580	7,582
0.85%, 1/20/11	10,000	10,004
0.88%, 1/20/11	4,000	4,001
1.63%, 1/21/11	16,555	16,568
0.95%, 2/3/11	1,000	1,001
5.88%, 2/15/11	3,200	3,222
4.63%, 2/18/11	11,260	11,324
0.25%, 2/25/11	1,160	1,160
1.00%, 2/28/11	3,000	3,004
2.88%, 3/11/11	2,900	2,914
3.25%, 3/11/11	9,300	9,355
5.00%, 3/11/11	16,825	16,981
1.63%, 3/16/11	29,485	29,574
0.75%, 3/18/11	5,400	5,405
0.75%, 3/25/11	5,000	5,007
0.35%, 4/1/11	5,000	5,000
0.30%, 4/21/11	5,000	5,001
0.35%, 4/25/11	5,900	5,900
0.20%, 4/29/11	10,000	10,000
0.85%, 5/4/11	2,075	2,079
2.63%, 5/20/11	5,250	5,297
0.58%, 6/3/11	25,000	24,999
0.58%, 6/10/11	12,625	12,638
3.13%, 6/10/11	18,340	18,573
5.25%, 6/10/11	1,040	1,063
0.63%, 6/15/11	4,155	4,162
3.38%, 6/24/11	3,600	3,654
3.63%, 7/1/11	23,025	23,396
0.75%, 7/8/11	8,750	8,774
1.63%, 7/27/11	11,785	11,876
1.38%, 8/11/11	1,375	1,384
0.26%, 9/30/11	10,000	10,001
0.33%, 9/30/11	15,000	15,007
0.30%, 10/5/11	1,250	1,250
0.33%, 10/7/11	19,000	19,002
5.00%, 10/13/11	16,350	16,949
3.35%, 10/14/11	1,480	1,515
0.28%, 10/25/11	20,000	20,004
0.30%, 10/27/11	13,370	13,370
0.24%, 10/28/11	10,000	9,995
5.63%, 11/15/11	2,890	3,023
0.29%, 11/18/11	9,500	9,494
4.88%, 11/18/11	12,065	12,546
0.30%, 11/23/11	1,750	1,749
FHLB Discount Notes,
0.00%, 1/3/11	275,000	275,000
0.15%, 1/3/11	2,700	2,700
0.04%, 1/4/11	25,000	25,000
0.14%, 1/4/11	12,200	12,200
0.02%, 1/5/11	39,000	39,000
0.04%, 1/5/11	25,400	25,400
0.07%, 1/5/11	5,000	5,000
0.09%, 1/5/11	27,250	27,250
0.01%, 1/6/11	50,000	50,000
0.14%, 1/6/11	6,319	6,319
0.17%, 1/6/11	8,500	8,500
0.01%, 1/7/11	5,000	5,000
0.12%, 1/7/11	1,200	1,200
0.14%, 1/7/11	4,500	4,500
0.15%, 1/7/11	22,802	22,801
0.20%, 1/7/11	3,665	3,665
0.02%, 1/10/11	45,000	45,000
0.11%, 1/10/11	1,350	1,350
0.12%, 1/10/11	1,400	1,400
0.15%, 1/10/11	3,650	3,650
0.00%, 1/11/11	41,400	41,400
0.03%, 1/12/11	120,000	119,998
0.09%, 1/12/11	2,700	2,700
0.10%, 1/12/11	16,000	16,000
0.05%, 1/14/11	4,526	4,526
0.15%, 1/14/11	9,793	9,793
0.03%, 1/18/11	10,000	10,000
0.12%, 1/18/11	1,500	1,500
0.05%, 1/19/11	1,300	1,300
0.07%, 1/19/11	6,176	6,176
0.10%, 1/19/11	1,158	1,158

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.1% (1) continued
Federal Home Loan Bank - 46.5% continued
0.11%, 1/19/11	$1,800	$1,800
0.16%, 1/19/11	7,000	7,000
0.10%, 1/20/11	1,300	1,300
0.07%, 1/21/11	23,055	23,054
0.10%, 1/21/11	4,869	4,869
0.11%, 1/21/11	1,595	1,595
0.12%, 1/21/11	1,200	1,200
0.16%, 1/21/11	3,215	3,215
0.10%, 1/26/11	10,300	10,299
0.11%, 1/26/11	1,650	1,650
0.12%, 1/26/11	1,090	1,090
0.15%, 1/26/11	2,000	2,000
0.04%, 1/28/11	3,525	3,524
0.11%, 1/28/11	3,550	3,550
0.17%, 1/28/11	8,450	8,449
0.19%, 1/28/11	4,748	4,748
0.12%, 2/2/11	2,875	2,875
0.15%, 2/2/11	1,325	1,325
0.14%, 2/9/11	15,400	15,398
0.15%, 2/9/11	3,000	3,000
0.15%, 2/16/11	2,550	2,550
0.13%, 2/23/11	4,300	4,299
0.14%, 2/24/11	6,244	6,243
0.21%, 2/25/11	10,300	10,297
0.20%, 2/28/11	3,150	3,149
0.16%, 3/2/11	2,000	1,999
0.15%, 3/7/11	25,000	24,993
0.20%, 3/9/11	1,400	1,399
0.16%, 3/11/11	10,863	10,860
0.18%, 3/11/11	2,300	2,299
0.20%, 3/23/11	1,207	1,206
0.25%, 5/6/11	2,220	2,218
0.19%, 5/24/11	10,500	10,492
0.25%, 7/15/11	4,000	3,995
0.33%, 12/5/11	10,000	9,969
FHLB FRN,
0.22%, 1/3/11	30,000	29,999
0.24%, 1/3/11	12,000	11,998
0.32%, 1/3/11	5,000	5,002
0.37%, 1/3/11	5,000	5,002
0.23%, 1/6/11	1,000	1,000
0.16%, 1/11/11	39,795	39,789
0.17%, 1/12/11	15,000	14,995
0.21%, 1/15/11	4,000	3,999
0.09%, 1/26/11	5,000	5,000
0.18%, 1/26/11	18,000	17,994
FHLB Notes,
1.38%, 5/16/11	6,000	6,026
5.38%, 8/19/11	8,340	8,609

		1,568,611

Tennessee Valley Authority - 0.7%
Tennessee Valley Authority Bond,
5.63%, 1/18/11	21,684	21,737

Total U.S. Government Agencies (Cost $2,565,092)		2,565,092

U.S. GOVERNMENT OBLIGATIONS - 23.8%
U.S. Treasury Bills - 23.1%
0.00%, 1/6/11	25,000	25,000
0.01%, 1/6/11	100,000	99,999
0.02%, 1/6/11	50,000	49,999
0.07%, 1/6/11	25,000	25,000
0.11%, 1/6/11	25,000	25,000
0.13%, 1/6/11	150,000	149,998
0.19%, 1/6/11	20,000	20,000
0.03%, 1/13/11	100,000	99,997
0.08%, 1/13/11	100,000	99,998
0.09%, 1/13/11	50,000	49,999
0.10%, 1/13/11	10,000	10,000
0.34%, 1/13/11	2,000	2,000
0.19%, 2/3/11	10,000	9,998
0.13%, 2/10/11	25,000	24,996
0.19%, 2/10/11	7,000	6,999
0.18%, 2/24/11	5,000	4,999
0.17%, 3/3/11	75,000	74,978

		778,960

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 23.8% continued
U.S. Treasury Notes - 0.7%
0.88%, 2/28/11	$5,000	$5,004
4.50%, 2/28/11	10,000	10,069
0.88%, 3/31/11	9,000	9,015

		24,088

Total U.S. Government Obligations (Cost $803,048)		803,048

Investments, at Amortized Cost ($3,368,140)		3,368,140

Total Investments - 99.9% (Cost $3,368,140)(2)		3,368,140

Other Assets less Liabilities - 0.1%		3,465

NET ASSETS - 100.0%		$3,371,605

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $3,368,140.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at fair value, as of December 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,368,140	(1)	$—	$3,368,140

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 3.2%
Automobile - 0.1%
Ally Auto Receivables Trust, Series 2010-3, Class A3,
1.11%, 10/15/14	$300	$299
Ally Auto Receivables Trust, Series 2010-3, Class A4,
1.55%, 8/17/15	100	99
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A3,
1.14%, 4/8/15	150	150
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3,
0.91%, 8/8/13	125	125
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B,
1.65%, 11/8/13	50	50
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class C,
2.00%, 1/8/14	50	50
Honda Auto Receivables Owner Trust, Series 2010-3, Class A3,
0.70%, 4/21/14	100	99
Honda Auto Receivables Owner Trust, Series 2010-3, Class A4,
0.94%, 12/21/16	75	74
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A3,
0.87%, 7/15/14	200	200
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A4,
1.31%, 9/15/16	150	149
USAA Auto Owner Trust, Series 2009-1, Class A4,
4.77%, 9/15/14	570	603
USAA Auto Owner Trust, Series 2009-2, Class A4,
2.53%, 7/15/15	200	206

		2,104

Commercial Mortgage Services - 2.9%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3,
5.12%, 7/11/43	190	196
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	371
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,
4.56%, 11/10/41	750	763
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.20%, 9/10/47	325	320
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	805	864
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM,
5.68%, 7/10/46	400	403
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class AM,
5.39%, 10/10/45	500	492
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	330	344
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.16%, 2/10/51	500	538
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	250	267
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,
4.68%, 8/13/39	500	528
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	538
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AJ,
5.76%, 9/11/38	575	551
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	708
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,
5.54%, 10/12/41	250	269
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4,
5.47%, 1/12/45	1,000	1,067
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	750	812
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	265
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.73%, 3/15/49	240	260

NORTHERN FUNDS QUARTERLY REPORT    1     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 3.2% continued
Commercial Mortgage Services - 2.9% continued
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ,
5.73%, 3/15/49	$600	$565
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	534
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.22%, 7/15/44	1,825	1,964
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	534
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,
4.08%, 6/10/38	625	649
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,
4.72%, 3/10/39	500	527
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	1,070
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	521
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.54%, 2/15/39	500	538
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3,
5.47%, 9/15/39	500	524
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	600	625
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,
5.80%, 9/15/39	989	1,018
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 11/15/36	440	459
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,
3.94%, 5/15/38	1,000	1,038
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,
4.90%, 12/15/36	800	850
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	1,063
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	641
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	376
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2,
6.07%, 6/10/38	500	513
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4,
4.11%, 7/5/35	470	489
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	539
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Clas AM,
5.88%, 7/10/38	500	515
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,
5.74%, 12/10/49	600	634
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3,
4.61%, 1/10/40	200	210
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	322
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.81%, 8/10/45	525	549
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	19	19
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,
4.99%, 1/12/37	500	527
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A2,
4.92%, 10/15/37	1,400	1,485
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,
5.32%, 12/15/44	370	335

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 3.2% continued
Commercial Mortgage Services - 2.9% continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class AJ,
5.87%, 4/15/45	$500	$454
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	519
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4,
5.44%, 6/12/47	600	629
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,
5.74%, 2/12/49	850	903
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
5.82%, 6/15/49	1,063	1,112
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	1,000	1,040
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	805	860
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	564
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	541
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	1,049
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	187
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	856
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	500	529
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	500	516
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	500	542
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35	800	848
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	19	19
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	113	116
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	77	78
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.83%, 6/12/50	650	692
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
5.96%, 8/12/49	500	538
Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	500	533
Morgan Stanley Capital I, Series 2004-IQ8, Class A3,
4.50%, 6/15/40	77	77
Morgan Stanley Capital I, Series 2006-T23, Class A4,
5.81%, 8/12/41	1,000	1,098
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,488
Morgan Stanley Capital I, Series 2005-HQ5, Class A4,
5.17%, 1/14/42	500	535
Morgan Stanley Capital I, Series 2005-HQ7, Class A4,
5.20%, 11/14/42	520	560
Morgan Stanley Capital I, Series 2006-HQ8, Class A2,
5.37%, 3/12/44	156	155
Morgan Stanley Capital I, Series 2006-HQ8, Class AJ,
5.47%, 3/12/44	600	540
Morgan Stanley Capital I, Series 2006-IQ11, Class A4,
5.73%, 10/15/42	500	549

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 3.2% continued
Commercial Mortgage Services - 2.9% continued
Morgan Stanley Capital I, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	$505	$535
Morgan Stanley Capital I, Series 2007-T25, Class AJ,
5.57%, 11/12/49	625	586
Morgan Stanley Capital I, Series 2007-T27, Class A4,
5.65%, 6/11/42	1,200	1,303
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	1,000	1,047
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2,
4.74%, 11/13/36	205	214
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35	500	534
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4,
4.96%, 11/15/35	700	746
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4,
5.03%, 1/15/41	500	513
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	1,047
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.32%, 12/15/44	250	256
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	512
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
6.00%, 6/15/45	450	465
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	524

		55,598

Credit Card - 0.1%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	207
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	142
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	387
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	189
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	121
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6,
6.30%, 6/20/14	350	370
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,
4.90%, 6/23/16	500	551
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5,
2.30%, 12/23/14	400	409
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	340
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1,
4.45%, 8/15/16	120	128

		2,844

Utilities - 0.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	182	185
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	500	513
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	500	514
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	104

		1,316

Total Asset-Backed Securities (Cost $56,025)		61,862

CORPORATE BONDS - 15.5%
Aerospace/Defense - 0.3%
Boeing (The) Co.,
5.13%, 2/15/13	550	595

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Aerospace/Defense - 0.3% continued
3.75%, 11/20/16	$400	$419
6.13%, 2/15/33	135	149
6.63%, 2/15/38	100	117
5.88%, 2/15/40	75	82
General Dynamics Corp.,
4.25%, 5/15/13	235	253
5.38%, 8/15/15	150	169
Goodrich Corp.,
3.60%, 2/1/21	250	236
L-3 Communications Corp.,
5.20%, 10/15/19	250	254
Lockheed Martin Corp.,
7.65%, 5/1/16	100	122
4.25%, 11/15/19	500	508
8.50%, 12/1/29	75	101
6.15%, 9/1/36	275	298
Northrop Grumman Corp.,
1.85%, 11/15/15	200	192
5.05%, 8/1/19	170	182
Raytheon Co.,
4.40%, 2/15/20	510	521
United Technologies Corp.,
6.10%, 5/15/12	300	322
4.88%, 5/1/15	275	304
5.38%, 12/15/17	390	441
4.50%, 4/15/20	450	472
6.05%, 6/1/36	100	113
6.13%, 7/15/38	175	201

		6,051

Agriculture - 0.2%
Altria Group, Inc.,
9.70%, 11/10/18	950	1,253
9.25%, 8/6/19	250	326
9.95%, 11/10/38	150	211
10.20%, 2/6/39	100	145
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	362
5.38%, 9/15/35	175	177
6.45%, 1/15/38	50	57
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	105
8.50%, 6/15/19	60	70
Philip Morris International, Inc.,
4.88%, 5/16/13	90	98
5.65%, 5/16/18	625	705
4.50%, 3/26/20	250	258
6.38%, 5/16/38	280	325
Reynolds American, Inc.,
7.63%, 6/1/16	150	174

		4,266

Airlines - 0.0%
Continental Airlines, Inc., Series 2009-2, Class A, Pass Through Trust,
7.25%, 11/10/19	365	407

Apparel - 0.0%
VF Corp.,
6.45%, 11/1/37	30	34

Auto Manufacturers - 0.1%
Daimler Finance N.A. LLC,
6.50%, 11/15/13	850	962
8.50%, 1/18/31	175	234

		1,196

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
5.00%, 3/30/20	155	165

Banks - 3.4%
Ally Financial, Inc.,
2.20%, 12/19/12	2,000	2,057
American Express Bank FSB,
5.50%, 4/16/13	350	377
Bank of America Corp.,
6.25%, 4/15/12	350	369
5.38%, 9/11/12	150	158
4.88%, 9/15/12	250	261
4.88%, 1/15/13	300	313
4.90%, 5/1/13	350	365
5.38%, 6/15/14	50	53
5.13%, 11/15/14	400	419
4.50%, 4/1/15	65	66
4.75%, 8/1/15	325	335
5.75%, 8/15/16	100	102
5.63%, 10/14/16	200	207
6.00%, 9/1/17	250	262
5.75%, 12/1/17	865	900
5.65%, 5/1/18	450	460
7.63%, 6/1/19	540	622

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Banks - 3.4% continued
5.88%, 1/5/21	$440	$455
6.50%, 9/15/37	25	24
Bank of America N.A.,
5.30%, 3/15/17	1,075	1,089
6.00%, 10/15/36	250	236
Bank of New York Mellon (The) Corp.,
6.38%, 4/1/12	100	107
4.95%, 11/1/12	450	483
4.50%, 4/1/13	120	128
4.30%, 5/15/14	200	213
2.95%, 6/18/15	200	203
5.50%, 12/1/17	100	107
5.45%, 5/15/19	75	82
Bank One Corp.,
7.75%, 7/15/25	54	62
BB&T Capital Trust II,
6.75%, 6/7/36	75	74
BB&T Corp.,
4.75%, 10/1/12	100	106
5.20%, 12/23/15	600	645
3.95%, 4/29/16	250	258
Capital One Financial Corp.,
7.38%, 5/23/14	775	882
5.50%, 6/1/15	250	268
Citigroup, Inc.,
6.00%, 2/21/12	550	577
5.25%, 2/27/12	600	625
2.13%, 4/30/12	3,000	3,061
5.50%, 4/11/13	1,000	1,065
6.50%, 8/19/13	100	110
5.13%, 5/5/14	200	212
5.00%, 9/15/14	1,300	1,345
5.30%, 1/7/16	800	849
5.50%, 2/15/17	225	233
6.00%, 8/15/17	100	109
6.13%, 11/21/17	1,075	1,178
6.13%, 5/15/18	350	383
8.50%, 5/22/19	500	621
6.63%, 6/15/32	100	100
6.00%, 10/31/33	350	328
6.88%, 3/5/38	150	166
8.13%, 7/15/39	360	458
Fifth Third Bancorp,
6.25%, 5/1/13	100	108
5.45%, 1/15/17	75	77
8.25%, 3/1/38	275	317
FleetBoston Financial Corp.,
6.88%, 1/15/28	100	100
Goldman Sachs Group (The), Inc.,
6.60%, 1/15/12	100	106
5.70%, 9/1/12	400	427
5.45%, 11/1/12	500	535
4.75%, 7/15/13	350	373
5.25%, 10/15/13	150	162
6.00%, 5/1/14	650	716
5.50%, 11/15/14	150	162
5.13%, 1/15/15	500	537
5.35%, 1/15/16	1,100	1,182
5.75%, 10/1/16	250	272
5.63%, 1/15/17	300	317
6.25%, 9/1/17	300	331
5.95%, 1/18/18	835	906
6.15%, 4/1/18	815	898
5.38%, 3/15/20	295	305
5.95%, 1/15/27	150	144
6.75%, 10/1/37	1,165	1,191
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	443
4.88%, 8/24/20	300	298
7.00%, 1/15/39	100	114
JPMorgan Chase & Co.,
6.63%, 3/15/12	275	292
2.13%, 6/22/12	3,000	3,067
5.75%, 1/2/13	325	352
4.75%, 5/1/13	275	294
5.13%, 9/15/14	1,100	1,171
5.25%, 5/1/15	350	373
5.15%, 10/1/15	1,050	1,111
6.13%, 6/27/17	100	110
6.00%, 1/15/18	1,110	1,240
4.95%, 3/25/20	375	385
4.40%, 7/22/20	300	295
6.40%, 5/15/38	554	628
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	219
6.00%, 10/1/17	150	166

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Banks - 3.4% continued
KeyBank N.A.,
5.80%, 7/1/14	$250	$268
5.45%, 3/3/16	100	105
KeyCorp,
3.75%, 8/13/15	250	251
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	130	132
M&T Bank Corp.,
5.38%, 5/24/12	100	105
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	281
Mellon Funding Corp.,
5.00%, 12/1/14	100	108
Morgan Stanley,
5.63%, 1/9/12	250	261
2.25%, 3/13/12	1,000	1,020
6.60%, 4/1/12	225	240
5.30%, 3/1/13	250	266
4.75%, 4/1/14	1,300	1,331
4.20%, 11/20/14	280	286
4.10%, 1/26/15	500	507
6.00%, 4/28/15	1,025	1,110
5.38%, 10/15/15	200	210
5.45%, 1/9/17	325	337
6.25%, 8/28/17	350	377
5.95%, 12/28/17	175	185
6.63%, 4/1/18	850	922
7.30%, 5/13/19	645	726
5.63%, 9/23/19	475	484
6.25%, 8/9/26	100	103
National City Corp.,
4.90%, 1/15/15	200	214
PNC Bank N.A.,
4.88%, 9/21/17	100	103
PNC Funding Corp.,
4.25%, 9/21/15	250	262
6.70%, 6/10/19	600	691
4.38%, 8/11/20	500	494
State Street Corp.,
4.30%, 5/30/14	345	369
SunTrust Bank,
7.25%, 3/15/18	125	139
US Bancorp,
2.00%, 6/14/13	200	203
1.38%, 9/13/13	300	300
1.13%, 10/30/13	70	69
3.15%, 3/4/15	215	221
2.45%, 7/27/15	70	70
US Bank N.A.,
6.30%, 2/4/14	300	335
4.95%, 10/30/14	250	273
4.80%, 4/15/15	100	108
Wachovia Bank N.A.,
5.85%, 2/1/37	250	252
6.60%, 1/15/38	300	330
Wachovia Corp.,
5.50%, 5/1/13	525	571
4.88%, 2/15/14	250	263
5.25%, 8/1/14	150	160
5.63%, 10/15/16	550	598
5.75%, 6/15/17	350	388
5.75%, 2/1/18	600	666
Wells Fargo & Co.,
5.13%, 9/1/12	150	158
4.38%, 1/31/13	1,030	1,090
4.95%, 10/16/13	700	750
4.63%, 4/15/14	415	436
5.00%, 11/15/14	100	106
3.63%, 4/15/15	250	259
5.13%, 9/15/16	475	507
5.63%, 12/11/17	445	493
5.38%, 2/7/35	125	127
Wells Fargo Bank N.A.,
4.75%, 2/9/15	250	265
Wells Fargo Capital X,
5.95%, 12/15/36	100	97

		64,874

Beverages - 0.3%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	188
5.50%, 1/15/18	375	412
5.95%, 1/15/33	100	107
6.45%, 9/1/37	50	57
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 3/26/13	100	102
4.13%, 1/15/15	500	527
5.38%, 1/15/20	450	488

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Beverages - 0.3% continued
Bottling Group LLC,
5.50%, 4/1/16	$675	$769
Coca-Cola (The) Co.,
3.15%, 11/15/20	115	108
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	250	248
Coca-Cola Refreshments USA, Inc.,
7.38%, 3/3/14	125	146
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	60	61
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	55
PepsiCo, Inc.,
5.15%, 5/15/12	75	79
4.65%, 2/15/13	140	151
3.10%, 1/15/15	450	469
5.00%, 6/1/18	650	717
4.50%, 1/15/20	300	315
4.88%, 11/1/40	165	160

		5,159

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	193
5.85%, 6/1/17	375	428
4.50%, 3/15/20	165	171
6.38%, 6/1/37	100	115
6.40%, 2/1/39	100	115
Genentech, Inc.,
4.75%, 7/15/15	150	165
Life Technologies Corp.,
3.50%, 1/15/16	250	249

		1,436

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	107
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	107

		214

Chemicals - 0.3%
Dow Chemical (The) Co.,
6.00%, 10/1/12	50	54
7.60%, 5/15/14	1,000	1,153
5.70%, 5/15/18	100	108
7.38%, 11/1/29	100	120
9.40%, 5/15/39	50	73
E.I. Du Pont de Nemours & Co.,
5.00%, 1/15/13	16	17
3.25%, 1/15/15	350	363
5.25%, 12/15/16	400	447
6.00%, 7/15/18	615	707
6.50%, 1/15/28	100	116
Monsanto Co.,
5.13%, 4/15/18	240	261
5.50%, 8/15/25	50	54
PPG Industries, Inc.,
1.90%, 1/15/16	50	48
6.65%, 3/15/18	220	253
7.70%, 3/15/38	50	62
Praxair, Inc.,
3.95%, 6/1/13	275	292
4.50%, 8/15/19	400	421
Rohm and Haas Co.,
6.00%, 9/15/17	250	274
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	309

		5,132

Commercial Services - 0.1%
R.R. Donnelley & Sons Co.,
5.50%, 5/15/15	225	230
7.63%, 6/15/20	250	268
Western Union (The) Co.,
5.93%, 10/1/16	355	398
6.20%, 11/17/36	50	49
6.20%, 6/21/40	70	69

		1,014

Computers - 0.3%
Computer Sciences Corp.,
5.50%, 3/15/13	250	267
Dell, Inc.,
2.30%, 9/10/15	350	341
5.65%, 4/15/18	180	197
5.88%, 6/15/19	100	109
6.50%, 4/15/38	50	53
Hewlett-Packard Co.,
6.50%, 7/1/12	75	81

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Computers - 0.3% continued
4.50%, 3/1/13	$850	$910
4.75%, 6/2/14	700	767
2.13%, 9/13/15	200	198
2.20%, 12/1/15	250	246
International Business Machines Corp.,
4.75%, 11/29/12	75	81
1.00%, 8/5/13	550	548
5.70%, 9/14/17	1,450	1,664
8.38%, 11/1/19	50	67
6.50%, 1/15/28	100	118
5.60%, 11/30/39	275	300

		5,947

Cosmetics/Personal Care - 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	175	188
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	108
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,347
4.70%, 2/15/19	200	217
5.80%, 8/15/34	100	110
5.55%, 3/5/37	50	54

		2,024

Diversified Financial Services - 1.9%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	188
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	1,000	1,089
American Express Co.,
4.88%, 7/15/13	675	722
6.15%, 8/28/17	800	902
7.00%, 3/19/18	300	349
8.13%, 5/20/19	550	684
8.15%, 3/19/38	170	230
American Express Credit Corp.,
5.88%, 5/2/13	100	109
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	89
5.30%, 3/15/20	95	100
Bear Stearns (The) Cos. LLC,
5.35%, 2/1/12	200	209
6.95%, 8/10/12	200	218
5.30%, 10/30/15	850	922
5.55%, 1/22/17	50	53
6.40%, 10/2/17	150	171
7.25%, 2/1/18	535	634
BlackRock, Inc.,
3.50%, 12/10/14	275	285
5.00%, 12/10/19	130	136
Boeing Capital Corp.,
6.50%, 2/15/12	350	371
Capital One Capital V,
10.25%, 8/15/39	350	375
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	450	478
6.13%, 2/17/14	100	112
4.75%, 2/17/15	275	300
5.85%, 9/1/17	592	667
5.45%, 4/15/18	300	329
Charles Schwab (The) Corp.,
4.95%, 6/1/14	120	131
4.45%, 7/22/20	250	249
Citigroup Funding, Inc.,
1.88%, 10/22/12	2,000	2,040
Credit Suisse USA, Inc.,
6.50%, 1/15/12	800	845
5.50%, 8/15/13	450	493
4.88%, 1/15/15	375	404
5.38%, 3/2/16	75	82
7.13%, 7/15/32	50	60
General Electric Capital Corp.,
5.88%, 2/15/12	600	631
6.00%, 6/15/12	900	962
2.13%, 12/21/12	2,000	2,055
2.80%, 1/8/13	100	102
5.45%, 1/15/13	1,725	1,855
5.90%, 5/13/14	370	410
3.75%, 11/14/14	750	775
4.88%, 3/4/15	350	374
5.00%, 1/8/16	100	107
5.63%, 9/15/17	1,175	1,288
5.63%, 5/1/18	2,575	2,808
5.50%, 1/8/20	200	214
6.75%, 3/15/32	150	170
6.15%, 8/7/37	150	158
5.88%, 1/14/38	600	623
6.88%, 1/10/39	550	636

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Diversified Financial Services - 1.9% continued
Goldman Sachs Capital II,
5.79%, 6/1/12	$100	$85
HSBC Finance Corp.,
7.00%, 5/15/12	375	402
6.38%, 11/27/12	250	271
4.75%, 7/15/13	325	343
5.50%, 1/19/16	650	706
IBM International Group Capital LLC,
5.05%, 10/22/12	100	108
Jefferies Group, Inc.,
8.50%, 7/15/19	350	400
John Deere Capital Corp.,
7.00%, 3/15/12	350	376
4.95%, 12/17/12	200	216
5.10%, 1/15/13	125	135
2.95%, 3/9/15	350	360
5.75%, 9/10/18	200	227
Lehman Brothers Holdings Capital Trust VII,
5.86%, 5/31/12(1) *	50	—
Merrill Lynch & Co., Inc.,
6.05%, 8/15/12	400	424
5.45%, 2/5/13	425	448
6.15%, 4/25/13	705	756
5.45%, 7/15/14	330	347
6.05%, 5/16/16	500	515
5.70%, 5/2/17	150	151
6.40%, 8/28/17	200	211
6.88%, 4/25/18	505	553
6.88%, 11/15/18	275	296
6.11%, 1/29/37	150	135
7.75%, 5/14/38	175	182
National Rural Utilities Cooperative Finance Corp.,
7.25%, 3/1/12	275	295
5.50%, 7/1/13	300	328
1.90%, 11/1/15	250	241
5.45%, 2/1/18	300	331
8.00%, 3/1/32	50	63
SLM Corp.,
5.00%, 10/1/13	650	652
Toyota Motor Credit Corp.,
1.38%, 8/12/13	500	502
4.50%, 6/17/20	300	314

		37,567

Electric - 1.5%
Alabama Power Co.,
4.85%, 12/15/12	25	27
6.13%, 5/15/38	50	55
American Electric Power Co., Inc.,
5.25%, 6/1/15	300	329
Appalachian Power Co.,
7.00%, 4/1/38	75	87
Arizona Public Service Co.,
6.50%, 3/1/12	100	106
Carolina Power & Light Co.,
5.13%, 9/15/13	540	592
CenterPoint Energy Houston Electric LLC,
5.70%, 3/15/13	150	163
7.00%, 3/1/14	200	229
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	267
Commonwealth Edison Co.,
5.95%, 8/15/16	125	143
6.15%, 9/15/17	225	257
5.80%, 3/15/18	300	336
4.00%, 8/1/20	410	403
6.45%, 1/15/38	200	225
Consolidated Edison Co. of New York, Inc.,
4.88%, 2/1/13	350	375
4.45%, 6/15/20	250	259
5.85%, 3/15/36	100	105
6.20%, 6/15/36	200	220
6.75%, 4/1/38	100	119
5.50%, 12/1/39	85	89
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	104
7.60%, 4/1/32	100	113
Consumers Energy Co.,
5.50%, 8/15/16	125	140
6.13%, 3/15/19	200	229
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	135
5.70%, 10/1/37	50	52
Dominion Resources, Inc.,
6.25%, 6/30/12	200	215
5.15%, 7/15/15	50	55
6.00%, 11/30/17	100	113
6.40%, 6/15/18	20	23
5.25%, 8/1/33	250	275

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Electric - 1.5% continued
5.95%, 6/15/35	$250	$266
7.00%, 6/15/38	20	24
DTE Energy Co.,
6.38%, 4/15/33	50	52
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	112
5.25%, 1/15/18	200	221
5.10%, 4/15/18	65	71
6.45%, 10/15/32	106	121
6.10%, 6/1/37	150	166
6.00%, 1/15/38	35	39
6.05%, 4/15/38	25	28
5.30%, 2/15/40	400	406
Duke Energy Corp.,
6.25%, 6/15/18	100	114
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	350	380
6.45%, 4/1/39	250	292
Duke Energy Ohio, Inc.,
2.10%, 6/15/13	245	250
Entergy Louisiana LLC,
6.50%, 9/1/18	100	115
5.40%, 11/1/24	150	158
Entergy Texas, Inc.,
7.13%, 2/1/19	250	291
Exelon Corp.,
5.63%, 6/15/35	75	71
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	235
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	380	368
Florida Power & Light Co.,
5.55%, 11/1/17	225	255
5.65%, 2/1/37	350	370
5.95%, 2/1/38	150	166
5.69%, 3/1/40	400	429
Florida Power Corp.,
5.80%, 9/15/17	50	57
5.65%, 6/15/18	225	254
6.35%, 9/15/37	50	57
6.40%, 6/15/38	285	331
Georgia Power Co.,
4.25%, 12/1/19	500	515
Metropolitan Edison Co.,
4.88%, 4/1/14	200	210
MidAmerican Energy Co.,
5.30%, 3/15/18	500	555
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	325	351
6.13%, 4/1/36	350	378
6.50%, 9/15/37	200	226
Midamerican Funding LLC,
6.93%, 3/1/29	50	58
Nevada Power Co.,
6.65%, 4/1/36	100	112
NextEra Energy Capital Holdings, Inc.,
5.35%, 6/15/13	75	81
6.65%, 6/15/67	25	25
Nisource Finance Corp.,
6.15%, 3/1/13	35	38
5.25%, 9/15/17	450	473
5.45%, 9/15/20	200	206
Northern States Power Co.,
6.25%, 6/1/36	100	115
5.35%, 11/1/39	65	67
NSTAR Electric Co.,
4.88%, 4/15/14	200	218
Ohio Power Co.,
5.50%, 2/15/13	50	54
6.60%, 2/15/33	100	111
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	263
7.25%, 1/15/33	200	237
7.50%, 9/1/38	145	176
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	242
5.63%, 11/30/17	660	743
6.05%, 3/1/34	450	493
5.80%, 3/1/37	100	106
5.40%, 1/15/40	160	162
PacifiCorp,
6.25%, 10/15/37	275	312
6.00%, 1/15/39	60	66
Peco Energy Co.,
5.35%, 3/1/18	25	28
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	325

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Electric - 1.5% continued
PPL Electric Utilities Corp.,
6.25%, 5/15/39	$125	$141
PPL Energy Supply LLC,
5.40%, 8/15/14	250	268
6.50%, 5/1/18	100	111
Progress Energy, Inc.,
7.75%, 3/1/31	50	63
6.00%, 12/1/39	450	476
PSEG Power LLC,
2.50%, 4/15/13	100	102
5.50%, 12/1/15	175	192
Public Service Co. of Colorado,
7.88%, 10/1/12	300	334
4.88%, 3/1/13	325	349
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	134
Public Service Electric & Gas Co.,
5.13%, 9/1/12	100	107
5.30%, 5/1/18	575	643
5.38%, 11/1/39	250	255
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	25
6.27%, 3/15/37	75	81
5.80%, 3/15/40	250	250
San Diego Gas & Electric Co.,
6.13%, 9/15/37	50	56
4.50%, 8/15/40	150	135
Sierra Pacific Power Co.,
5.45%, 9/1/13	275	300
6.00%, 5/15/16	250	283
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	128
6.05%, 1/15/38	265	286
Southern California Edison Co.,
5.00%, 1/15/14	150	163
5.50%, 8/15/18	100	113
6.65%, 4/1/29	300	345
6.00%, 1/15/34	100	110
5.55%, 1/15/37	125	130
5.95%, 2/1/38	100	110
6.05%, 3/15/39	50	56
5.50%, 3/15/40	150	156
Southern Co.,
2.38%, 9/15/15	250	246
Southern Power Co.,
6.25%, 7/15/12	600	645
4.88%, 7/15/15	150	162
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	431
6.20%, 3/15/40	200	201
Southwestern Public Service Co.,
6.00%, 10/1/36	100	98
Union Electric Co.,
6.40%, 6/15/17	400	453
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	474
6.00%, 1/15/36	50	55
8.88%, 11/15/38	300	435
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	158
Xcel Energy, Inc.,
4.70%, 5/15/20	100	103
6.50%, 7/1/36	100	112

		27,960

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	110
5.38%, 10/15/17	100	112
5.25%, 10/15/18	325	361
6.00%, 8/15/32	25	28
6.13%, 4/15/39	50	57

		668

Electronics - 0.0%
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	327

Environmental Control - 0.1%
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	125	148
Republic Services, Inc.,
5.50%, 9/15/19	120	131
5.00%, 3/1/20	400	421
5.25%, 11/15/21	500	527
Waste Management, Inc.,
6.38%, 11/15/12	100	109
5.00%, 3/15/14	100	108
6.10%, 3/15/18	250	280

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Environmental Control - 0.1% continued
7.10%, 8/1/26	$125	$144
6.13%, 11/30/39	400	428

		2,296

Food - 0.4%
Campbell Soup Co.,
5.00%, 12/3/12	150	162
ConAgra Foods, Inc.,
7.00%, 4/15/19	300	346
7.00%, 10/1/28	100	112
General Mills, Inc.,
6.00%, 2/15/12	100	106
5.20%, 3/17/15	500	552
5.40%, 6/15/40	70	71
H.J. Heinz Co.,
5.35%, 7/15/13	200	219
H.J. Heinz Finance Co.,
6.75%, 3/15/32	50	55
Kellogg Co.,
5.13%, 12/3/12	200	214
4.15%, 11/15/19	335	341
7.45%, 4/1/31	100	125
Kraft Foods, Inc.,
6.25%, 6/1/12	101	108
2.63%, 5/8/13	480	494
5.25%, 10/1/13	125	137
6.50%, 8/11/17	150	175
6.13%, 2/1/18	815	931
6.13%, 8/23/18	50	57
6.50%, 11/1/31	150	167
7.00%, 8/11/37	100	117
6.88%, 2/1/38	100	116
6.88%, 1/26/39	100	117
6.50%, 2/9/40	250	280
Kroger (The) Co.,
6.75%, 4/15/12	275	294
5.50%, 2/1/13	175	189
3.90%, 10/1/15	80	84
6.15%, 1/15/20	25	28
7.50%, 4/1/31	200	242
6.90%, 4/15/38	100	115
Safeway, Inc.,
5.80%, 8/15/12	225	242
6.35%, 8/15/17	275	307
5.00%, 8/15/19	385	396
3.95%, 8/15/20	350	331
Sara Lee Corp.,
3.88%, 6/15/13	200	209
Sysco Corp.,
6.63%, 3/17/39	200	242
Unilever Capital Corp.,
5.90%, 11/15/32	125	140

		7,821

Forest Products & Paper - 0.1%
International Paper Co.,
5.30%, 4/1/15	100	108
7.95%, 6/15/18	325	387
7.50%, 8/15/21	350	413
7.30%, 11/15/39	45	51

		959

Gas - 0.1%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	45
KeySpan Corp.,
5.80%, 4/1/35	175	177
Sempra Energy,
6.15%, 6/15/18	400	458
Southern California Gas Co.,
5.75%, 11/15/35	150	160
Southern Union Co.,
8.25%, 11/15/29	25	27

		867

Healthcare - Products - 0.1%
Baxter International, Inc.,
1.80%, 3/15/13	80	81
4.63%, 3/15/15	100	109
5.38%, 6/1/18	225	252
6.25%, 12/1/37	30	34
Becton Dickinson and Co.,
3.25%, 11/12/20	230	216

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Healthcare - Products - 0.1% continued
Johnson & Johnson,
5.55%, 8/15/17	$350	$411
5.15%, 7/15/18	200	228
6.95%, 9/1/29	100	126
5.95%, 8/15/37	100	117
Medtronic, Inc.,
3.00%, 3/15/15	250	257
4.75%, 9/15/15	200	221
6.50%, 3/15/39	100	116

		2,168

Healthcare - Services - 0.1%
Aetna, Inc.,
3.95%, 9/1/20	375	360
6.75%, 12/15/37	150	169
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	110
4.75%, 1/30/20	340	336
UnitedHealth Group, Inc.,
5.00%, 8/15/14	6	7
6.63%, 11/15/37	350	393
6.88%, 2/15/38	100	116
WellPoint Health Networks, Inc.,
6.38%, 1/15/12	100	105
WellPoint, Inc.,
5.25%, 1/15/16	150	165
5.88%, 6/15/17	350	391
5.85%, 1/15/36	600	619

		2,771

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	250	266

Household Products/Wares - 0.1%
Clorox Co.,
5.00%, 3/1/13	350	374
5.00%, 1/15/15	75	81
5.95%, 10/15/17	25	28
Fortune Brands, Inc.,
5.38%, 1/15/16	475	491
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	109
6.13%, 8/1/17	50	59
6.25%, 7/15/18	150	177
6.63%, 8/1/37	350	420

		1,739

Housewares - 0.0%
Newell Rubbermaid, Inc.,
4.70%, 8/15/20	350	347

Insurance - 0.7%
ACE INA Holdings, Inc.,
5.90%, 6/15/19	355	394
6.70%, 5/15/36	50	59
Aflac, Inc.,
6.90%, 12/17/39	80	86
Allstate (The) Corp.,
5.55%, 5/9/35	50	50
6.13%, 5/15/37	100	100
6.50%, 5/15/57	225	226
American International Group, Inc.,
4.95%, 3/20/12	375	387
5.05%, 10/1/15	100	103
5.85%, 1/16/18	225	232
8.25%, 8/15/18	150	173
6.25%, 5/1/36	100	96
AON Corp.,
5.00%, 9/30/20	350	353
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	271
4.85%, 1/15/15	575	629
5.40%, 5/15/18	300	329
5.75%, 1/15/40	255	268
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	516
Chubb Corp.,
5.75%, 5/15/18	325	361
6.00%, 5/11/37	50	54
6.50%, 5/15/38	85	97
Genworth Financial, Inc.,
5.75%, 6/15/14	175	181
6.52%, 5/22/18	50	51
7.20%, 2/15/21	500	512
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	79
5.38%, 3/15/17	150	153
5.50%, 3/30/20	250	254
5.95%, 10/15/36	75	71

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Insurance - 0.7% continued
Lincoln National Corp.,
6.15%, 4/7/36	$150	$148
6.30%, 10/9/37	100	101
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	520	560
MetLife, Inc.,
2.38%, 2/6/14	450	452
5.00%, 6/15/15	825	893
6.75%, 6/1/16	170	197
5.70%, 6/15/35	200	204
6.40%, 12/15/36	150	141
Principal Life Income Funding Trusts,
5.30%, 4/24/13	150	162
5.10%, 4/15/14	231	249
Progressive (The) Corp.,
6.38%, 1/15/12	350	366
Protective Life Corp.,
7.38%, 10/15/19	300	325
8.45%, 10/15/39	200	215
Prudential Financial, Inc.,
4.50%, 7/15/13	125	132
5.10%, 9/20/14	40	43
3.88%, 1/14/15	200	206
6.00%, 12/1/17	425	472
7.38%, 6/15/19	500	589
5.38%, 6/21/20	175	183
5.75%, 7/15/33	50	49
6.63%, 12/1/37	200	222
6.20%, 11/15/40	75	79
Swiss Re Solutions Holding Corp.,
6.45%, 3/1/19	575	614
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	168
5.80%, 5/15/18	375	420
6.25%, 6/15/37	375	417
5.35%, 11/1/40	25	25
Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	108

		13,825

Internet - 0.0%
eBay, Inc.,
1.63%, 10/15/15	250	240

Iron/Steel - 0.0%
Nucor Corp.,
5.85%, 6/1/18	200	226
6.40%, 12/1/37	150	174

		400

Lodging - 0.0%
Marriott International, Inc.,
5.63%, 2/15/13	200	214

Machinery - Construction & Mining - 0.0%
Caterpillar, Inc.,
5.70%, 8/15/16	50	58
7.30%, 5/1/31	25	32
6.05%, 8/15/36	50	56

		146

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	203
8.10%, 5/15/30	100	135

		338

Media - 0.9%
CBS Corp.,
5.63%, 8/15/12	18	19
5.75%, 4/15/20	250	266
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	100	114
Comcast Corp.,
5.30%, 1/15/14	150	163
5.85%, 11/15/15	450	506
6.50%, 1/15/17	1,500	1,729
5.70%, 5/15/18	400	440
6.45%, 3/15/37	175	187
6.95%, 8/15/37	200	226
6.40%, 5/15/38	600	641
6.40%, 3/1/40	95	102
COX Communications, Inc.,
7.13%, 10/1/12	200	219
4.63%, 6/1/13	100	107
DIRECTV Holdings LLC,
3.55%, 3/15/15	400	406
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6.38%, 6/15/15	200	207

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Media - 0.9% continued
5.88%, 10/1/19	$500	$543
6.00%, 8/15/40	250	251
Discovery Communications LLC,
3.70%, 6/1/15	250	259
6.35%, 6/1/40	125	135
McGraw-Hill (The) Cos., Inc.,
5.90%, 11/15/17	75	81
NBC Universal, Inc.,
2.10%, 4/1/14(2) (3)	200	199
3.65%, 4/30/15(2) (3)	115	118
5.15%, 4/30/20(2) (3)	200	207
4.38%, 4/1/21(2) (3)	400	388
6.40%, 4/30/40(2)	115	122
News America, Inc.,
5.30%, 12/15/14	450	497
6.90%, 3/1/19	300	360
6.40%, 12/15/35	125	134
6.65%, 11/15/37	550	609
6.90%, 8/15/39	310	355
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	250
5.85%, 5/1/17	1,325	1,479
8.75%, 2/14/19	300	382
5.00%, 2/1/20	365	376
4.13%, 2/15/21	250	238
7.30%, 7/1/38	350	409
6.75%, 6/15/39	325	359
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	94
Time Warner, Inc.,
5.88%, 11/15/16	1,150	1,298
4.88%, 3/15/20	160	167
6.50%, 11/15/36	600	656
6.20%, 3/15/40	55	59
6.10%, 7/15/40	200	210
Viacom, Inc.,
6.25%, 4/30/16	585	666
Walt Disney (The) Co.,
6.38%, 3/1/12	150	160
5.88%, 12/15/17	300	347
5.50%, 3/15/19	400	454

		17,194

Mining - 0.1%
Alcoa, Inc.,
6.00%, 1/15/12	150	157
5.55%, 2/1/17	475	493
6.75%, 7/15/18	80	87
5.90%, 2/1/27	75	73
5.95%, 2/1/37	100	94
Barrick North America Finance LLC,
6.80%, 9/15/18	175	211
7.50%, 9/15/38	100	125
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	725	802
Newmont Mining Corp.,
5.13%, 10/1/19	315	346
5.88%, 4/1/35	100	105
Southern Copper Corp.,
7.50%, 7/27/35	100	111
6.75%, 4/16/40	90	93

		2,697

Miscellaneous Manufacturing - 0.2%
3M Co.,
4.38%, 8/15/13	200	217
5.70%, 3/15/37	350	383
Danaher Corp.,
5.63%, 1/15/18	200	226
General Electric Co.,
5.00%, 2/1/13	1,105	1,181
5.25%, 12/6/17	250	270
Honeywell International, Inc.,
5.30%, 3/15/17	200	221
5.30%, 3/1/18	290	323
5.70%, 3/15/36	50	54
5.70%, 3/15/37	125	137
Textron, Inc.,
5.60%, 12/1/17	125	131

		3,143

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.,
4.63%, 10/1/12	100	105
Xerox Corp.,
5.50%, 5/15/12	375	396
6.75%, 2/1/17	500	578
5.63%, 12/15/19	120	129

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Office/Business Equipment - 0.1% continued
6.75%, 12/15/39	$60	$68

		1,276

Oil & Gas - 0.5%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	484
6.38%, 9/15/17	190	207
6.95%, 6/15/19	500	561
Apache Corp.,
5.63%, 1/15/17	250	285
6.00%, 1/15/37	400	440
5.25%, 2/1/42	100	99
Chevron Corp.,
3.95%, 3/3/14	500	534
4.95%, 3/3/19	200	224
ConocoPhillips,
4.60%, 1/15/15	420	458
5.75%, 2/1/19	1,150	1,311
6.50%, 2/1/39	525	624
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	356
ConocoPhillips Holding Co.,
6.95%, 4/15/29	150	184
Devon Energy Corp.,
6.30%, 1/15/19	500	588
EOG Resources, Inc.,
2.95%, 6/1/15	250	252
5.63%, 6/1/19	215	237
4.10%, 2/1/21	500	492
Hess Corp.,
7.13%, 3/15/33	75	89
6.00%, 1/15/40	150	157
5.60%, 2/15/41	500	496
Marathon Oil Corp.,
6.00%, 10/1/17	185	210
7.50%, 2/15/19	84	104
6.60%, 10/1/37	75	86
Pemex Project Funding Master Trust,
5.75%, 3/1/18	925	989
6.63%, 6/15/35	200	204
Rowan Cos., Inc.,
5.00%, 9/1/17	200	202
Valero Energy Corp.,
4.50%, 2/1/15	230	239
7.50%, 4/15/32	50	53
6.63%, 6/15/37	325	330

		10,495

Oil & Gas Services - 0.0%
Baker Hughes, Inc.,
5.13%, 9/15/40	175	171
Halliburton Co.,
5.90%, 9/15/18	350	395
6.70%, 9/15/38	75	88
7.45%, 9/15/39	100	128

		782

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	71
Sonoco Products Co.,
5.75%, 11/1/40	150	145

		216

Pharmaceuticals - 0.7%
Abbott Laboratories,
5.15%, 11/30/12	300	324
5.88%, 5/15/16	225	260
5.60%, 11/30/17	600	686
6.15%, 11/30/37	50	57
5.30%, 5/27/40	250	257
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	221
5.45%, 5/1/18	340	385
5.88%, 11/15/36	23	25
6.13%, 5/1/38	5	6
Cardinal Health, Inc.,
5.80%, 10/15/16	100	112
Eli Lilly & Co.,
5.20%, 3/15/17	775	859
Express Scripts, Inc.,
7.25%, 6/15/19	440	521
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	108
5.65%, 5/15/18	800	915
5.38%, 4/15/34	150	155
6.38%, 5/15/38	380	449
McKesson Corp.,
5.70%, 3/1/17	275	305

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Pharmaceuticals - 0.7% continued
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	$250	$264
5.90%, 11/1/39	50	52
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	352
Merck & Co., Inc.,
5.30%, 12/1/13	100	111
4.75%, 3/1/15	375	413
6.00%, 9/15/17	350	409
5.00%, 6/30/19	725	799
5.75%, 11/15/36	50	55
5.85%, 6/30/39	100	112
Novartis Capital Corp.,
1.90%, 4/24/13	210	213
4.40%, 4/24/20	185	194
Pfizer, Inc.,
4.50%, 2/15/14	250	272
5.35%, 3/15/15	335	377
6.20%, 3/15/19	1,000	1,171
7.20%, 3/15/39	200	259
Pharmacia Corp.,
6.60%, 12/1/28	125	144
Teva Pharmaceutical Finance Co. LLC,
5.55%, 2/1/16	100	113
6.15%, 2/1/36	45	51
Wyeth,
5.50%, 2/1/14	815	906
5.50%, 2/15/16	425	481
5.95%, 4/1/37	225	249

		12,642

Pipelines - 0.4%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	94
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	170
6.00%, 5/15/18	85	94
6.63%, 11/1/37	50	55
El Paso Natural Gas Co.,
5.95%, 4/15/17	350	375
8.38%, 6/15/32	100	118
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	100
7.50%, 4/15/38	50	60
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	385
9.00%, 4/15/19	400	501
7.50%, 7/1/38	50	58
Enterprise Products Operating LLC,
5.65%, 4/1/13	350	377
5.60%, 10/15/14	250	276
6.30%, 9/15/17	335	378
5.25%, 1/31/20	300	312
6.88%, 3/1/33	50	56
7.55%, 4/15/38	50	60
Kinder Morgan Energy Partners L.P.,
5.13%, 11/15/14	250	271
5.95%, 2/15/18	495	545
6.85%, 2/15/20	70	80
5.80%, 3/1/21	300	321
7.40%, 3/15/31	250	280
7.30%, 8/15/33	100	111
6.95%, 1/15/38	150	163
6.55%, 9/15/40	100	105
ONEOK Partners L.P.,
6.15%, 10/1/16	200	225
8.63%, 3/1/19	350	437
Oneok, Inc.,
5.20%, 6/15/15	200	215
Panhandle Eastern Pipeline Co. L.P.,
6.20%, 11/1/17	100	106
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	220
6.50%, 5/1/18	300	336
5.75%, 1/15/20	200	213
Spectra Energy Capital LLC,
6.25%, 2/15/13	150	163
5.90%, 9/15/13	125	137
6.20%, 4/15/18	100	111
7.50%, 9/15/38	50	59
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	53
Williams (The) Cos., Inc.,
8.75%, 3/15/32	93	114
Williams Partners L.P.,
5.25%, 3/15/20	180	187

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Pipelines - 0.4% continued
4.13%, 11/15/20	$300	$284
6.30%, 4/15/40	130	135

		8,340

Real Estate - 0.0%
AMB Property L.P,
4.50%, 8/15/17	85	85
Regency Centers L.P,
5.88%, 6/15/17	25	27

		112

Real Estate Investment Trusts - 0.2%
Boston Properties LP,
6.25%, 1/15/13	24	26
5.88%, 10/15/19	500	542
Brandywine Operating Partnership L.P,
5.70%, 5/1/17	150	149
CommonWealth REIT,
6.25%, 6/15/17	75	77
6.65%, 1/15/18	50	52
ERP Operating L.P,
6.63%, 3/15/12	100	106
4.75%, 7/15/20	335	338
HCP, Inc.,
6.00%, 1/30/17	150	157
Hospitality Properties Trust,
6.70%, 1/15/18	75	79
Liberty Property L.P,
6.63%, 10/1/17	50	57
Simon Property Group L.P,
4.20%, 2/1/15	85	89
5.10%, 6/15/15	250	271
5.25%, 12/1/16	200	216
6.13%, 5/30/18	870	978
4.38%, 3/1/21	250	247

		3,384

Retail - 0.6%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	285
CVS Caremark Corp.,
5.75%, 6/1/17	700	779
4.75%, 5/18/20	250	259
6.25%, 6/1/27	250	275
6.13%, 9/15/39	175	187
Home Depot (The), Inc.,
5.25%, 12/16/13	75	82
5.40%, 3/1/16	800	896
5.88%, 12/16/36	350	364
Kohl’s Corp.,
6.88%, 12/15/37	150	173
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	361
4.63%, 4/15/20	100	105
5.80%, 10/15/36	100	105
5.80%, 4/15/40	200	212
McDonald’s Corp.,
4.30%, 3/1/13	175	186
5.80%, 10/15/17	750	866
6.30%, 10/15/37	75	88
Nordstrom, Inc.,
6.25%, 1/15/18	325	366
7.00%, 1/15/38	50	57
Target Corp.,
5.88%, 3/1/12	430	453
5.38%, 5/1/17	575	644
3.88%, 7/15/20	195	194
6.50%, 10/15/37	125	146
7.00%, 1/15/38	325	398
Walgreen Co.,
5.25%, 1/15/19	525	584
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	403
4.55%, 5/1/13	1,050	1,134
7.25%, 6/1/13	175	201
2.88%, 4/1/15	225	231
3.63%, 7/8/20	200	195
5.88%, 4/5/27	250	278
5.25%, 9/1/35	175	176
6.20%, 4/15/38	275	313
5.63%, 4/1/40	155	165
4.88%, 7/8/40	90	86
5.00%, 10/25/40	350	340
Yum! Brands, Inc.,
6.25%, 4/15/16	150	170
6.88%, 11/15/37	50	57

		11,814

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Savings & Loans - 0.0%
Golden West Financial Corp.,
4.75%, 10/1/12	$75	$79

Software - 0.2%
Adobe Systems, Inc.,
3.25%, 2/1/15	350	357
Fiserv, Inc.,
6.13%, 11/20/12	138	149
3.13%, 10/1/15	250	248
Microsoft Corp.,
4.20%, 6/1/19	250	262
3.00%, 10/1/20	330	309
5.20%, 6/1/39	200	209
4.50%, 10/1/40	210	197
Oracle Corp.,
4.95%, 4/15/13	400	436
5.25%, 1/15/16	375	422
5.00%, 7/8/19	530	575
3.88%, 7/15/20(2) (3)	300	298
6.50%, 4/15/38	550	641
6.13%, 7/8/39	100	112

		4,215

Telecommunications - 1.0%
AT&T Corp.,
8.00%, 11/15/31	165	207
AT&T, Inc.,
5.88%, 2/1/12	100	105
5.10%, 9/15/14	1,450	1,586
2.50%, 8/15/15	200	199
5.60%, 5/15/18	175	195
5.80%, 2/15/19	900	1,013
6.15%, 9/15/34	125	129
6.80%, 5/15/36	50	55
6.30%, 1/15/38	175	185
6.40%, 5/15/38	425	452
6.55%, 2/15/39	625	680
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,201
5.20%, 12/15/16	1,300	1,430
BellSouth Telecommunications, Inc.,
6.38%, 6/1/28	75	79
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	472	521
8.50%, 11/15/18	1,100	1,439
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,056
4.45%, 1/15/20	335	351
5.90%, 2/15/39	500	554
5.50%, 1/15/40	195	204
Embarq Corp.,
7.08%, 6/1/16	750	829
8.00%, 6/1/36	400	437
Harris Corp.,
6.38%, 6/15/19	50	57
New Cingular Wireless Services, Inc.,
8.13%, 5/1/12	150	164
8.75%, 3/1/31	150	203
Qwest Corp.,
8.38%, 5/1/16	880	1,043
6.88%, 9/15/33	125	123
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,457
5.50%, 2/15/18	535	588
6.10%, 4/15/18	175	199
6.35%, 4/1/19	650	750
7.35%, 4/1/39	650	800
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	217
7.75%, 12/1/30	500	620
Verizon New York, Inc.,
7.38%, 4/1/32	150	168
Verizon Virginia, Inc.,
4.63%, 3/15/13	450	475

		19,771

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	150	152

Transportation - 0.3%
Burlington Northern Santa Fe LLC,
5.65%, 5/1/17	500	557
6.15%, 5/1/37	100	108
5.75%, 5/1/40	250	259
CSX Corp.,
5.50%, 8/1/13	200	218
6.25%, 4/1/15	250	284
6.00%, 10/1/36	100	104
6.15%, 5/1/37	150	161

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.5% continued
Transportation - 0.3% continued
Federal Express Corp.,
9.65%, 6/15/12	$75	$84
FedEx Corp.,
8.00%, 1/15/19	40	49
Norfolk Southern Corp.,
5.26%, 9/17/14	200	221
5.90%, 6/15/19	320	362
7.25%, 2/15/31	500	599
Ryder System, Inc.,
3.60%, 3/1/16	85	85
Union Pacific Corp.,
6.50%, 4/15/12	50	53
7.00%, 2/1/16	100	118
5.75%, 11/15/17	625	702
7.88%, 1/15/19	250	312
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	66
United Parcel Service, Inc.,
5.50%, 1/15/18	775	880
3.13%, 1/15/21	250	232
6.20%, 1/15/38	150	176

		5,630

Water - 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	75	80

Total Corporate Bonds (Cost $277,000)		300,860

FOREIGN ISSUER BONDS - 6.5%
Banks - 1.5%
Bank of Nova Scotia,
2.38%, 12/17/13	300	309
3.40%, 1/22/15	500	519
2.05%, 10/7/15	100	98
Barclays Bank PLC,
5.45%, 9/12/12	300	322
6.75%, 5/22/19	1,300	1,468
5.13%, 1/8/20	190	194
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13	250	249
Credit Suisse,
5.00%, 5/15/13	900	969
3.50%, 3/23/15	250	256
6.00%, 2/15/18	190	204
5.30%, 8/13/19	300	317
Credit Suisse A.G.,
5.40%, 1/14/20	500	511
Deutsche Bank A.G.,
2.38%, 1/11/13	100	101
4.88%, 5/20/13	400	429
3.45%, 3/30/15	500	512
6.00%, 9/1/17	1,225	1,372
HSBC Holdings PLC,
5.25%, 12/12/12	700	744
6.50%, 9/15/37	300	314
6.80%, 6/1/38	150	162
Korea Development Bank,
5.30%, 1/17/13	205	217
4.38%, 8/10/15	245	252
Kreditanstalt fuer Wiederaufbau,
4.75%, 5/15/12	2,000	2,110
3.25%, 3/15/13	2,700	2,830
3.50%, 5/16/13	225	238
4.00%, 10/15/13	1,200	1,289
3.50%, 3/10/14	250	266
4.13%, 10/15/14	500	544
2.63%, 3/3/15	1,000	1,028
4.88%, 1/17/17	200	223
4.38%, 3/15/18	375	406
4.00%, 1/27/20	1,500	1,555
2.75%, 9/8/20	500	465
13.85%, 6/29/37(4)	500	133
Landwirtschaftliche Rentenbank,
3.25%, 3/15/13	350	366
3.13%, 7/15/15	525	543
5.13%, 2/1/17	900	1,011
Oesterreichische Kontrollbank A.G.,
4.75%, 10/16/12	850	907
1.75%, 3/11/13	200	203
3.63%, 6/17/13	170	180
4.50%, 3/9/15	650	709
5.00%, 4/25/17	100	111
Royal Bank of Canada,
2.63%, 12/15/15	180	180
Royal Bank of Scotland (The) PLC,
4.88%, 3/16/15	200	205

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.5% continued
Banks - 1.5% continued
3.95%, 9/21/15	$270	$265
Royal Bank of Scotland Group PLC,
5.00%, 10/1/14	400	385
6.40%, 10/21/19	200	201
UBS A.G.,
5.88%, 7/15/16	450	484
5.88%, 12/20/17	640	704
5.75%, 4/25/18	125	136
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	223
Westpac Banking Corp.,
3.00%, 8/4/15	250	251
3.00%, 12/9/15	200	200
4.88%, 11/19/19	1,000	1,051

		28,921

Beverages - 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	26
5.50%, 9/30/16	150	168
5.75%, 10/23/17	850	964
Diageo Finance B.V.,
5.50%, 4/1/13	225	246

		1,404

Building Materials - 0.0%
Lafarge S.A.,
6.50%, 7/15/16	225	240

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	310
6.50%, 5/15/19	135	156
5.88%, 12/1/36	50	52

		518

Diversified Financial Services - 0.1%
ConocoPhillips Canada Funding Co.,
5.95%, 10/15/36	250	269
Credit Suisse,
5.86%, 5/15/17	150	142
MUFG Capital Finance 1 Ltd.,
6.35%, 7/25/16	500	504
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	245

		1,160

Electric - 0.1%
Hydro-Quebec,
8.00%, 2/1/13	250	284
9.40%, 2/1/21	200	287
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	170
Scottish Power Ltd.,
5.38%, 3/15/15	100	106
TransAlta Corp.,
4.75%, 1/15/15	370	391

		1,238

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
4.63%, 3/11/13	200	214
6.88%, 3/11/38	225	268

		482

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	300	341
6.55%, 10/15/37	25	30

		371

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	111
Insurance - 0.0%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	111
AXA S.A.,
8.60%, 12/15/30	75	84
XL Group PLC,
6.50%, 4/15/17	50	43

		238

Iron/Steel - 0.0%
ArcelorMittal,
5.38%, 6/1/13	50	53
6.13%, 6/1/18	500	533
9.85%, 6/1/19	250	316
7.00%, 10/15/39	150	156

		1,058

Media - 0.0%
Thomson Reuters Corp.,
5.95%, 7/15/13	375	416

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.5% continued
Media - 0.0% continued
5.85%, 4/15/40	$150	$159

		575

Mining - 0.2%
Barrick Gold Corp.,
6.95%, 4/1/19	300	368
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	325
5.50%, 4/1/14	300	332
5.25%, 12/15/15	250	278
5.40%, 3/29/17	100	111
6.50%, 4/1/19	200	238
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	100	107
5.20%, 1/15/14	100	107
6.13%, 12/15/33	100	107
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	675	787
9.00%, 5/1/19	575	772
Teck Resources Ltd.,
3.85%, 8/15/17	35	35
6.00%, 8/15/40	45	48
Vale Overseas Ltd.,
6.25%, 1/23/17	775	864
5.63%, 9/15/19	55	59
6.88%, 11/21/36	275	302
6.88%, 11/10/39	125	138

		4,978

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	221
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	57
7.13%, 10/1/37	50	57
Tyco International Finance S.A.,
4.13%, 10/15/14	55	58
3.38%, 10/15/15	100	102
8.50%, 1/15/19	50	64
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	500	602

		1,161

Multi-National - 1.2%
Asian Development Bank,
4.50%, 9/4/12	1,000	1,062
1.63%, 7/15/13	500	507
5.50%, 6/27/16	600	693
5.59%, 7/16/18	50	58
Corp. Andina de Fomento,
5.20%, 5/21/13	100	108
5.75%, 1/12/17	100	105
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	202
1.63%, 9/3/15	500	488
European Investment Bank,
1.75%, 9/14/12	250	255
1.63%, 3/15/13	200	203
3.25%, 5/15/13	1,025	1,076
3.38%, 6/12/13	750	790
4.25%, 7/15/13	1,800	1,937
1.25%, 9/17/13	400	400
2.38%, 3/14/14	2,500	2,572
4.63%, 5/15/14	750	825
2.88%, 1/15/15	550	570
2.75%, 3/23/15	500	515
1.63%, 9/1/15	500	488
1.38%, 10/20/15	500	480
4.88%, 1/17/17	800	892
5.13%, 5/30/17	350	395
2.88%, 9/15/20	500	469
4.88%, 2/15/36	200	204
Inter-American Development Bank,
4.38%, 9/20/12	1,200	1,274
3.50%, 7/8/13	200	212
1.63%, 7/15/13	150	152
4.25%, 9/10/18	400	435
3.88%, 9/17/19	600	625
3.88%, 2/14/20	500	524
International Bank for Reconstruction & Development,
2.00%, 4/2/12	1,300	1,326
1.75%, 7/15/13	500	511
2.38%, 5/26/15	375	384
5.00%, 4/1/16	450	506
9.25%, 7/15/17	100	137
4.75%, 2/15/35	25	26

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.5% continued
Multi-National - 1.2% continued
International Finance Corp.,
4.75%, 4/25/12	$25	$26
3.50%, 5/15/13	300	319
Nordic Investment Bank,
2.50%, 7/15/15	900	914
5.00%, 2/1/17	100	112

		22,777

Oil & Gas - 0.7%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	86
Anadarko Finance Co.,
7.50%, 5/1/31	75	83
BP Capital Markets PLC,
3.13%, 10/1/15	200	200
4.75%, 3/10/19	1,200	1,237
4.50%, 10/1/20	200	199
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	256
5.90%, 2/1/18	250	285
6.25%, 3/15/38	150	166
6.75%, 2/1/39	50	60
Cenovus Energy, Inc.,
4.50%, 9/15/14	50	54
6.75%, 11/15/39	65	76
Devon Financing Corp. ULC,
7.88%, 9/30/31	200	264
EnCana Corp.,
5.90%, 12/1/17	725	825
6.50%, 5/15/19	75	89
6.63%, 8/15/37	75	82
6.50%, 2/1/38	100	108
Marathon Global Funding Corp.,
6.00%, 7/1/12	200	214
Nexen, Inc.,
5.05%, 11/20/13	250	266
6.20%, 7/30/19	60	65
7.88%, 3/15/32	75	83
7.50%, 7/30/39	330	359
Noble Holding International Ltd.,
3.45%, 8/1/15	200	204
Petrobras International Finance Co.,
5.75%, 1/20/20	665	690
6.88%, 1/20/40	395	415
Petro-Canada,
4.00%, 7/15/13	200	210
6.05%, 5/15/18	50	57
5.95%, 5/15/35	100	103
6.80%, 5/15/38	50	57
Petroleos Mexicanos,
6.00%, 3/5/20	550	583
Shell International Finance B.V.,
1.88%, 3/25/13	255	259
3.10%, 6/28/15	400	411
4.30%, 9/22/19	1,450	1,512
6.38%, 12/15/38	600	711
Statoil ASA,
3.13%, 8/17/17	250	248
5.25%, 4/15/19	750	835
7.75%, 6/15/23	100	125
Suncor Energy, Inc.,
6.10%, 6/1/18	275	316
7.15%, 2/1/32	100	112
5.95%, 12/1/34	50	51
6.50%, 6/15/38	100	111
Talisman Energy, Inc.,
7.75%, 6/1/19	175	216
Total Capital S.A.,
3.00%, 6/24/15	250	255
2.30%, 3/15/16	500	488
Transocean, Inc.,
4.95%, 11/15/15	500	517
6.00%, 3/15/18	225	236
6.80%, 3/15/38	200	205

		13,984

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	212
6.00%, 3/15/18	725	781
9.63%, 3/1/19	100	128
6.50%, 8/1/36	125	128

		1,249

Pharmaceuticals - 0.1%
AstraZeneca PLC,
5.40%, 9/15/12	450	485
5.90%, 9/15/17	800	927
6.45%, 9/15/37	50	59

FIXED INCOME FUNDS    24     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.5% continued
Pharmaceuticals - 0.1% continued
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	$850	$940
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	351

		2,762

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	83
TransCanada PipeLines Ltd.,
6.50%, 8/15/18	465	549
5.85%, 3/15/36	275	288
6.20%, 10/15/37	50	55
7.63%, 1/15/39	295	381
6.10%, 6/1/40	150	165
6.35%, 5/15/67	100	99

		1,620

Regional - 0.4%
Province of British Columbia Canada,
4.30%, 5/30/13	100	108
2.85%, 6/15/15	200	206
7.25%, 9/1/36	175	241
Province of Manitoba Canada,
2.63%, 7/15/15	120	122
4.90%, 12/6/16	200	223
9.25%, 4/1/20	150	208
Province of Nova Scotia Canada,
5.75%, 2/27/12	100	106
8.25%, 7/30/22	200	274
Province of Ontario Canada,
4.38%, 2/15/13	250	267
3.50%, 7/15/13	100	105
2.95%, 2/5/15	400	413
2.70%, 6/16/15	450	458
4.75%, 1/19/16	200	220
5.45%, 4/27/16	350	398
4.95%, 11/28/16	650	721
4.00%, 10/7/19	835	858
4.40%, 4/14/20	500	523
Province of Quebec Canada,
5.13%, 11/14/16	250	280
4.63%, 5/14/18	350	379
7.50%, 7/15/23	300	394
7.13%, 2/9/24	100	128
7.50%, 9/15/29	375	515
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	279

		7,426

Sovereign - 1.2%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,414
8.00%, 1/15/18	333	390
8.88%, 10/14/19	1,075	1,419
8.88%, 4/15/24	600	828
7.13%, 1/20/37	250	298
11.00%, 8/17/40	835	1,123
5.63%, 1/7/41	135	134
Canada Government International Bond,
2.38%, 9/10/14	240	247
Eksportfinans ASA,
5.00%, 2/14/12	250	262
1.88%, 4/2/13	500	506
2.00%, 9/15/15	300	293
5.50%, 5/25/16	100	113
5.50%, 6/26/17	200	224
Export Development Canada,
3.50%, 5/16/13	670	708
Hungary Government International Bond,
6.25%, 1/29/20	175	169
Israel Government International Bond,
5.50%, 11/9/16	225	255
5.13%, 3/26/19	250	268
Japan Bank for International Cooperation,
4.25%, 6/18/13	200	215
Japan Finance Corp.,
2.13%, 11/5/12	1,000	1,018
2.88%, 2/2/15	500	512
1.88%, 9/24/15	250	244
Mexico Government International Bond,
6.38%, 1/16/13	875	956
6.63%, 3/3/15	500	575
5.63%, 1/15/17	770	852
8.13%, 12/30/19	400	509
5.13%, 1/15/20	360	375
7.50%, 4/8/33	100	123
6.75%, 9/27/34	750	844
6.05%, 1/11/40	370	378

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.5% continued
Sovereign - 1.2% continued
Peruvian Government International Bond,
8.38%, 5/3/16	$350	$432
7.35%, 7/21/25	250	304
6.55%, 3/14/37	250	274
5.63%, 11/18/50	350	324
Poland Government International Bond,
3.88%, 7/16/15	110	112
5.00%, 10/19/15	475	505
6.38%, 7/15/19	400	448
Republic of Italy,
5.63%, 6/15/12	400	420
5.25%, 9/20/16	1,000	1,032
5.38%, 6/12/17	1,675	1,718
5.38%, 6/15/33	175	165
Republic of Korea,
4.25%, 6/1/13	100	105
4.88%, 9/22/14	400	427
5.13%, 12/7/16	125	134
7.13%, 4/16/19	150	179
South Africa Government International Bond,
7.38%, 4/25/12	250	269
6.88%, 5/27/19	275	322
Svensk Exportkredit AB,
5.13%, 3/1/17	500	555

		22,977

Telecommunications - 0.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	400	443
6.13%, 11/15/37	200	214
British Telecommunications PLC,
5.95%, 1/15/18	575	629
9.88%, 12/15/30	100	133
Deutsche Telekom International Finance B.V.,
5.88%, 8/20/13	775	854
5.75%, 3/23/16	525	588
8.75%, 6/15/30	400	538
France Telecom S.A.,
2.13%, 9/16/15	125	122
5.38%, 7/8/19	500	555
8.50%, 3/1/31	175	238
Nokia OYJ,
5.38%, 5/15/19	325	343
Rogers Communications, Inc.,
6.80%, 8/15/18	600	721
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	495
5.25%, 10/1/15	675	691
6.38%, 11/15/33	50	43
7.72%, 6/4/38	450	446
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	347
6.42%, 6/20/16	900	984
5.13%, 4/27/20	170	164
7.05%, 6/20/36	450	460
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 1/27/15	125	135
Vodafone Group PLC,
5.00%, 12/16/13	850	925
5.00%, 9/15/15	450	491
5.63%, 2/27/17	225	251
6.15%, 2/27/37	375	401

		11,211

Transportation - 0.0%
Canadian National Railway Co.,
4.40%, 3/15/13	450	479
6.90%, 7/15/28	25	30
6.20%, 6/1/36	25	28
6.38%, 11/15/37	50	58
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	57
5.95%, 5/15/37	50	52

		704

Total Foreign Issuer Bonds (Cost $120,079)		127,165

U.S. GOVERNMENT AGENCIES - 39.2% (5)
Fannie Mae - 18.4%
6.13%, 3/15/12	900	960
1.88%, 4/20/12	9,000	9,161
1.75%, 8/10/12	3,000	3,056
4.38%, 9/15/12	3,000	3,191
0.63%, 9/24/12	2,100	2,102
4.75%, 11/19/12	2,775	2,986
0.38%, 12/28/12	1,000	994
3.63%, 2/12/13	2,800	2,969
4.38%, 3/15/13	3,300	3,556
3.25%, 4/9/13	950	1,003
3.88%, 7/12/13	1,900	2,041

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.4% continued
1.00%, 9/23/13	$3,000	$2,995
4.63%, 10/15/13	3,200	3,512
2.75%, 3/13/14	4,000	4,181
3.00%, 9/16/14	1,000	1,053
1.63%, 10/26/15	1,000	975
5.00%, 3/15/16	500	565
5.00%, 5/11/17	1,000	1,121
5.38%, 6/12/17	3,000	3,454
5.80%, 2/9/26	3,670	3,686
6.63%, 11/15/30	200	252
6.00%, 4/18/36	2,000	2,161
5.63%, 7/15/37	1,000	1,124
Pool #255376,
6.00%, 8/1/19	147	160
Pool #255695,
2.80%, 3/1/35	44	46
Pool #256675,
5.00%, 4/1/27	293	308
Pool #256677,
6.00%, 4/1/27	205	223
Pool #256792,
6.50%, 6/1/22	201	219
Pool #256925,
6.00%, 10/1/37	489	532
Pool #256959,
6.00%, 11/1/37	2,137	2,326
Pool #256985,
7.00%, 11/1/37	470	532
Pool #257057,
5.00%, 1/1/28	981	1,032
Pool #257106,
4.50%, 1/1/28	143	148
Pool #257237,
4.50%, 6/1/28	417	432
Pool #257239,
5.50%, 6/1/28	517	554
Pool #257243,
7.00%, 6/1/38	1,188	1,343
Pool #257367,
5.50%, 9/1/28	1,148	1,231
Pool #357630,
5.00%, 10/1/19	204	218
Pool #707791,
5.00%, 6/1/33	1,482	1,568
Pool #709239,
5.00%, 7/1/18	1,020	1,092
Pool #720049,
5.50%, 7/1/33	493	531
Pool #722424,
2.67%, 7/1/33	77	80
Pool #725185,
5.00%, 2/1/19	246	264
Pool #725425,
5.50%, 4/1/34	487	523
Pool #730811,
4.50%, 8/1/33	646	668
Pool #735222,
5.00%, 2/1/35	271	287
Pool #735358,
5.50%, 2/1/35	1,050	1,130
Pool #735502,
6.00%, 4/1/35	139	153
Pool #737853,
5.00%, 9/1/33	2,333	2,467
Pool #745418,
5.50%, 4/1/36	534	575
Pool #745754,
5.00%, 9/1/34	2,290	2,422
Pool #745826,
6.00%, 7/1/36	2,731	2,977
Pool #746272,
4.00%, 10/1/18	825	861
Pool #747383,
5.50%, 10/1/33	916	987
Pool #753678,
2.33%, 12/1/33	295	307
Pool #755632,
5.00%, 4/1/34	1,388	1,466
Pool #766083,
4.50%, 2/1/34	20	21
Pool #772730,
5.00%, 4/1/34	1,098	1,162
Pool #773287,
2.52%, 3/1/35	343	357
Pool #790406,
6.00%, 9/1/34	503	553
Pool #793666,
5.50%, 9/1/34	541	583

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.4% continued
Pool #796250,
5.50%, 11/1/34	$382	$411
Pool #800471,
5.50%, 10/1/34	2,084	2,243
Pool #807701,
4.50%, 12/1/19	205	217
Pool #811944,
4.50%, 1/1/20	336	355
Pool #815639,
2.60%, 6/1/35	56	59
Pool #817795,
6.00%, 8/1/36	475	518
Pool #820998,
2.63%, 4/1/35	138	143
Pool #821912,
2.34%, 6/1/35	633	656
Pool #822455,
2.69%, 4/1/35	145	152
Pool #826057,
5.00%, 7/1/35	496	527
Pool #826368,
5.09%, 7/1/35	342	361
Pool #826585,
5.00%, 8/1/35	1,433	1,513
Pool #828523,
5.00%, 7/1/35	650	686
Pool #831676,
6.50%, 8/1/36	198	222
Pool #832628,
5.50%, 9/1/20	186	203
Pool #833067,
5.50%, 9/1/35	2,306	2,480
Pool #835517,
4.92%, 8/1/35	121	129
Pool #840577,
5.00%, 10/1/20	156	167
Pool #844909,
4.50%, 10/1/20	167	176
Pool #845425,
6.00%, 2/1/36	2,263	2,467
Pool #846600,
5.00%, 1/1/36	670	702
Pool #847921,
5.50%, 11/1/20	545	591
Pool #850614,
5.48%, 1/1/36	152	163
Pool #863759,
4.00%, 12/1/20	214	222
Pool #864435,
4.50%, 12/1/20	535	565
Pool #866109,
2.99%, 12/1/35	60	62
Pool #869217,
5.11%, 2/1/36	247	260
Pool #869710,
6.00%, 4/1/36	972	1,060
Pool #871135,
6.00%, 1/1/37	324	355
Pool #880505,
6.00%, 8/1/21	126	138
Pool #881818,
6.50%, 8/1/36	1,522	1,704
Pool #882055,
5.47%, 6/1/36	203	214
Pool #884776,
5.54%, 10/1/36	382	403
Pool #885769,
6.00%, 6/1/36	152	166
Pool #885866,
6.00%, 6/1/36	477	523
Pool #887019,
5.75%, 6/1/36	410	431
Pool #887111,
5.50%, 5/1/20	111	120
Pool #888100,
5.50%, 9/1/36	1,810	1,949
Pool #888152,
5.00%, 5/1/21	418	447
Pool #888205,
6.50%, 2/1/37	391	438
Pool #888318,
5.56%, 2/1/37	205	217
Pool #888447,
4.00%, 5/1/21	243	252
Pool #889224,
5.50%, 1/1/37	2,343	2,519
Pool #889390,
6.00%, 3/1/23	402	439

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.4% continued
Pool #889401,
6.00%, 3/1/38	$1,834	$2,000
Pool #889415,
6.00%, 5/1/37	4,833	5,299
Pool #889630,
6.50%, 3/1/38	415	462
Pool #889886,
7.00%, 12/1/37	457	517
Pool #889970,
5.00%, 12/1/36	1,722	1,819
Pool #892536,
6.50%, 9/1/36	225	251
Pool #892968,
6.50%, 8/1/21	49	54
Pool #893363,
5.00%, 6/1/36	407	430
Pool #893366,
5.00%, 4/1/35	577	610
Pool #894453,
5.93%, 9/1/36	926	988
Pool #898089,
5.50%, 7/1/26	367	395
Pool #898417,
6.00%, 10/1/36	568	619
Pool #899079,
5.00%, 3/1/37	811	854
Pool #902188,
5.65%, 11/1/36	32	33
Pool #902414,
5.50%, 11/1/36	1,522	1,632
Pool #905090,
5.50%, 10/1/21	273	294
Pool #905759,
5.85%, 12/1/36	90	95
Pool #906090,
5.50%, 1/1/37	1,539	1,659
Pool #906237,
5.71%, 1/1/37	212	224
Pool #907818,
5.64%, 1/1/37	40	42
Pool #910147,
5.00%, 3/1/22	501	532
Pool #910338,
5.62%, 3/1/37	60	64
Pool #912414,
4.50%, 1/1/22	650	684
Pool #914522,
5.73%, 3/1/37	29	30
Pool #915499,
5.00%, 3/1/37	920	978
Pool #915870,
7.00%, 4/1/37	109	123
Pool #918515,
5.00%, 6/1/37	806	848
Pool #918832,
6.00%, 4/1/37	3,215	3,499
Pool #919461,
5.69%, 4/1/37	55	59
Pool #920457,
4.87%, 8/1/36	33	34
Pool #920988,
5.80%, 11/1/36	13	13
Pool #923023,
6.44%, 1/1/37	760	805
Pool #923123,
5.00%, 4/1/36	266	281
Pool #923166,
7.50%, 1/1/37	156	177
Pool #928261,
4.50%, 3/1/36	387	399
Pool #928584,
6.50%, 8/1/37	1,817	2,034
Pool #928909,
6.00%, 12/1/37	21	22
Pool #928915,
6.00%, 11/1/37	196	213
Pool #930606,
4.00%, 2/1/39	4,242	4,225
Pool #931195,
4.50%, 5/1/24	1,865	1,956
Pool #931665,
4.50%, 7/1/24	4,401	4,616
Pool #932023,
5.00%, 1/1/38	1,584	1,672
Pool #932741,
4.50%, 4/1/40	1,806	1,864
Pool #934466,
5.50%, 9/1/23	1,390	1,495

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.4% continued
Pool #940623,
5.50%, 8/1/37	$719	$770
Pool #943388,
6.00%, 6/1/37	1,595	1,736
Pool #943617,
6.00%, 8/1/37	1,454	1,594
Pool #945868,
5.50%, 8/1/37	3,845	4,117
Pool #945876,
5.50%, 8/1/37	531	568
Pool #946527,
7.00%, 9/1/37	281	318
Pool #947216,
6.00%, 10/1/37	429	470
Pool #949391,
5.50%, 8/1/22	109	117
Pool #953018,
6.50%, 10/1/37	1,478	1,644
Pool #953910,
6.00%, 11/1/37	919	1,000
Pool #955771,
6.50%, 10/1/37	1,861	2,070
Pool #959604,
6.50%, 11/1/37	221	246
Pool #959880,
5.50%, 11/1/37	1,040	1,114
Pool #962343,
5.00%, 3/1/38	3,468	3,649
Pool #962687,
5.00%, 4/1/38	1,772	1,864
Pool #963735,
4.50%, 6/1/23	563	591
Pool #965389,
6.00%, 10/1/23	560	609
Pool #966660,
6.00%, 12/1/37	55	59
Pool #968037,
6.00%, 1/1/38	1,457	1,586
Pool #969632,
6.50%, 1/1/38	327	364
Pool #970013,
4.50%, 6/1/38	895	919
Pool #971734,
4.50%, 4/1/37	497	511
Pool #972452,
5.50%, 3/1/38	3,138	3,359
Pool #975365,
5.00%, 6/1/23	469	498
Pool #976699,
5.00%, 4/1/28	334	352
Pool #976963,
5.50%, 2/1/38	10,302	11,079
Pool #981704,
5.00%, 6/1/23	1,377	1,462
Pool #981823,
4.99%, 6/1/38	460	486
Pool #981854,
5.50%, 7/1/38	2,393	2,562
Pool #984075,
4.50%, 6/1/23	890	935
Pool #986760,
5.50%, 7/1/38	4,938	5,317
Pool #987114,
5.50%, 9/1/23	114	123
Pool #987115,
5.50%, 9/1/23	475	511
Pool #992472,
6.00%, 10/1/38	780	848
Pool #992491,
4.50%, 10/1/23	559	587
Pool #993055,
5.50%, 12/1/38	904	967
Pool #995018,
5.50%, 6/1/38	1,261	1,352
Pool #995266,
5.00%, 12/1/23	4,071	4,321
Pool #995879,
6.00%, 4/1/39	1,646	1,791
Pool #AA0451,
6.00%, 12/1/23	465	506
Pool #AA2939,
4.50%, 4/1/39	2,208	2,281
Pool #AA4482,
4.00%, 4/1/39	3,890	3,876
Pool #AA4562,
4.50%, 9/1/39	1,738	1,795
Pool #AA8978,
4.50%, 7/1/39	458	473

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.4% continued
Pool #AA9357,
4.50%, 8/1/39	$3,972	$4,081
Pool #AB1048,
4.50%, 5/1/40	3,712	3,820
Pool #AC2947,
5.50%, 9/1/39	3,149	3,382
Pool #AC2969,
5.00%, 9/1/39	8,866	9,383
Pool #AC3263,
4.50%, 9/1/29	928	962
Pool #AC3312,
4.50%, 10/1/39	4,701	4,831
Pool #AC4861,
4.50%, 11/1/24	2,098	2,213
Pool #AC5040,
4.00%, 10/1/24	1,588	1,638
Pool #AC6118,
4.50%, 11/1/39	1,585	1,628
Pool #AC6742,
4.50%, 1/1/40	3,820	3,943
Pool #AC9581,
5.50%, 1/1/40	4,357	4,691
Pool #AD0585,
4.50%, 12/1/39	1,878	1,944
Pool #AD0639,
6.00%, 12/1/38	1,864	2,028
Pool #AD5241,
4.50%, 7/1/40	2,347	2,411
Pool #AD5525,
5.00%, 6/1/40	1,914	2,022
Pool #AD5556,
4.00%, 6/1/25	1,789	1,849
Pool #AD7859,
5.00%, 6/1/40	1,423	1,497
Pool #MA0361,
4.00%, 3/1/30	1,797	1,820
Pool TBA,
4.00%, 1/1/19(6)	8,850	9,114
3.50%, 2/15/26(6)	2,500	2,510
4.00%, 2/1/36(6)	8,000	7,935
4.00%, 1/15/40(6)	8,070	8,027
4.50%, 1/15/40(6)	22,600	23,197
6.00%, 1/15/40(6)	3,200	3,478
5.00%, 12/31/40(6)	15,850	16,662

		356,424

Federal Home Loan Bank - 1.1%
1.88%, 6/20/12	1,000	1,020
1.63%, 11/21/12	2,000	2,036
3.38%, 2/27/13	3,750	3,958
1.88%, 6/21/13	5,000	5,117
4.00%, 9/6/13	2,000	2,154
5.50%, 8/13/14	1,000	1,144
5.38%, 5/18/16	3,500	4,015
4.75%, 12/16/16	1,000	1,118

		20,562

Freddie Mac - 6.1%
4.75%, 3/5/12	1,800	1,890
2.13%, 3/23/12	2,000	2,040
1.75%, 6/15/12	4,000	4,070
5.13%, 7/15/12	5,125	5,479
5.50%, 8/20/12	6,300	6,800
2.13%, 9/21/12	1,900	1,949
4.50%, 1/15/13	3,300	3,550
3.75%, 6/28/13	2,000	2,142
4.50%, 1/15/14	7,000	7,695
3.00%, 7/28/14	1,000	1,053
4.38%, 7/17/15	900	993
5.13%, 10/18/16	5,450	6,181
5.00%, 2/16/17	500	563
4.88%, 6/13/18	1,000	1,118
6.75%, 3/15/31	200	256
1.13%, 7/27/12	1,000	1,009
0.88%, 10/28/13	3,000	2,984
3.75%, 3/27/19	1,000	1,035
4.63%, 10/25/12	850	911
5.25%, 4/18/16	500	572
Pool #1B2125,
2.53%, 3/1/35	573	596
Pool #1B2934,
5.25%, 3/1/36	1,065	1,113
Pool #1B3264,
5.88%, 2/1/37	395	422
Pool #1B7328,
5.78%, 4/1/37	85	90

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac - 6.1% continued
Pool #1B7359,
5.65%, 5/1/37	$158	$169
Pool #1G0321,
2.87%, 9/1/35	173	180
Pool #1G0911,
5.39%, 4/1/36	407	428
Pool #1G1506,
5.53%, 1/1/37	95	101
Pool #1G1623,
5.70%, 4/1/37	125	135
Pool #1G1763,
2.55%, 11/1/35	69	72
Pool #1G1790,
2.92%, 11/1/35	95	99
Pool #1G2620,
5.76%, 11/1/36	57	60
Pool #1G2638,
6.05%, 9/1/36	49	52
Pool #1G2675,
5.85%, 2/1/38	599	643
Pool #1G3611,
5.95%, 4/1/37	63	66
Pool #1H1348,
5.79%, 10/1/36	67	71
Pool #1H2569,
2.74%, 9/1/35	742	778
Pool #1H2605,
5.62%, 4/1/36	463	494
Pool #1J0345,
5.67%, 3/1/37	42	44
Pool #1J0355,
5.73%, 3/1/37	34	36
Pool #1J0365,
5.74%, 4/1/37	174	185
Pool #1J1390,
5.84%, 12/1/36	75	80
Pool #1J1634,
6.17%, 12/1/36	360	381
Pool #1L0078,
5.15%, 6/1/35	73	77
Pool #1L1214,
4.93%, 12/1/35	2,231	2,311
Pool #1L1480,
2.76%, 12/1/33	105	105
Pool #1N0243,
6.39%, 8/1/36	32	34
Pool #1N1746,
5.79%, 9/1/37	368	391
Pool #781274,
4.75%, 2/1/34	33	34
Pool #782905,
4.91%, 12/1/34	52	55
Pool #847755,
5.42%, 5/1/37	170	180
Pool TBA,
5.50%, 1/30/30(6)	10,350	11,029
6.50%, 1/1/32(6)	5,400	5,986
4.00%, 2/15/39(6)	3,500	3,464
4.00%, 1/15/40(6)	9,700	9,629
4.50%, 1/15/40(6)	9,478	9,712
6.00%, 1/15/40(6)	7,750	8,394
4.00%, 12/31/49(6)	7,000	7,193

		117,179

Freddie Mac Gold - 7.3%
Pool #A16753,
5.00%, 11/1/33	266	280
Pool #A17665,
5.00%, 1/1/34	777	820
Pool #A27950,
5.50%, 11/1/34	2,241	2,404
Pool #A31136,
5.50%, 1/1/35	413	446
Pool #A39306,
5.50%, 11/1/35	1,867	2,002
Pool #A46224,
5.00%, 7/1/35	224	237
Pool #A48104,
5.00%, 1/1/36	527	556
Pool #A51296,
6.00%, 8/1/36	352	385
Pool #A54897,
6.50%, 8/1/36	178	201
Pool #A56110,
5.50%, 12/1/36	567	607
Pool #A58690,
6.00%, 3/1/37	68	74
Pool #A58718,
5.50%, 3/1/37	262	280

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac Gold - 7.3% continued
Pool #A59081,
5.50%, 4/1/37	$2,795	$2,982
Pool #A60942,
5.00%, 5/1/37	483	507
Pool #A61560,
5.50%, 10/1/36	3,253	3,492
Pool #A61573,
5.00%, 9/1/34	2,240	2,376
Pool #A61597,
5.50%, 12/1/35	326	350
Pool #A64474,
5.50%, 9/1/37	238	254
Pool #A68761,
5.50%, 9/1/37	1,147	1,223
Pool #A69169,
4.50%, 12/1/37	793	814
Pool #A69303,
6.00%, 11/1/37	595	645
Pool #A73778,
5.00%, 2/1/38	2,013	2,112
Pool #A78507,
5.00%, 6/1/38	4,046	4,259
Pool #A81606,
6.00%, 9/1/38	648	702
Pool #A83008,
5.50%, 11/1/38	4,000	4,279
Pool #A84432,
4.50%, 2/1/39	752	771
Pool #A88476,
4.50%, 9/1/39	5,248	5,399
Pool #A88566,
5.00%, 9/1/39	3,201	3,379
Pool #A89346,
4.50%, 10/1/39	5,320	5,456
Pool #A90749,
4.50%, 1/1/40	2,748	2,827
Pool #A91541,
5.00%, 3/1/40	950	1,003
Pool #A91626,
4.50%, 3/1/40	1,532	1,582
Pool #A91942,
4.50%, 4/1/40	1,442	1,484
Pool #B10630,
4.50%, 11/1/18	564	595
Pool #B17658,
4.50%, 1/1/20	25	27
Pool #B18502,
5.50%, 6/1/20	85	91
Pool #B18931,
4.50%, 3/1/20	96	101
Pool #C91009,
5.00%, 11/1/26	127	135
Pool #C91020,
5.50%, 3/1/27	275	294
Pool #C91247,
5.00%, 4/1/29	1,060	1,112
Pool #D97197,
5.00%, 2/1/27	183	195
Pool #D97498,
6.00%, 12/1/27	790	856
Pool #D97524,
5.50%, 1/1/28	1,012	1,080
Pool #D97564,
5.00%, 1/1/28	809	849
Pool #D98301,
4.50%, 7/1/29	1,483	1,541
Pool #E99030,
4.50%, 9/1/18	1,064	1,123
Pool #G01907,
4.50%, 8/1/34	345	356
Pool #G01974,
5.00%, 12/1/35	3,844	4,050
Pool #G02064,
5.00%, 2/1/36	1,607	1,693
Pool #G02069,
5.50%, 3/1/36	297	318
Pool #G02386,
6.00%, 11/1/36	3,819	4,151
Pool #G02391,
6.00%, 11/1/36	108	117
Pool #G02540,
5.00%, 11/1/34	575	606
Pool #G02649,
6.00%, 1/1/37	214	234
Pool #G02702,
6.50%, 1/1/37	348	389
Pool #G02911,
6.00%, 4/1/37	195	213

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac Gold - 7.3% continued
Pool #G02973,
6.00%, 6/1/37	$398	$433
Pool #G03121,
5.00%, 6/1/36	1,469	1,548
Pool #G03134,
5.50%, 8/1/36	521	558
Pool #G03176,
5.00%, 8/1/37	611	641
Pool #G03218,
6.00%, 9/1/37	456	494
Pool #G03351,
6.00%, 9/1/37	738	806
Pool #G03513,
6.00%, 11/1/37	1,142	1,238
Pool #G03600,
7.00%, 11/1/37	337	381
Pool #G03696,
5.50%, 1/1/38	1,487	1,586
Pool #G03936,
5.50%, 1/1/38	3,214	3,436
Pool #G03938,
6.00%, 2/1/38	2,477	2,686
Pool #G04287,
5.00%, 5/1/38	1,495	1,569
Pool #G04459,
5.50%, 6/1/38	1,527	1,629
Pool #G04611,
6.00%, 7/1/38	2,807	3,057
Pool #G04650,
6.50%, 9/1/38	2,430	2,696
Pool #G05082,
5.00%, 3/1/38	2,052	2,163
Pool #G05167,
4.50%, 2/1/39	2,867	2,940
Pool #G05725,
4.50%, 11/1/39	1,683	1,739
Pool #G05733,
5.00%, 11/1/39	1,793	1,893
Pool #G05870,
4.50%, 4/1/40	1,920	1,975
Pool #G05876,
4.50%, 4/1/40	4,250	4,392
Pool #G08189,
7.00%, 3/1/37	118	133
Pool #G08192,
5.50%, 4/1/37	757	807
Pool #G08341,
5.00%, 4/1/39	10,117	10,617
Pool #G11776,
4.50%, 9/1/20	219	231
Pool #G12571,
4.00%, 1/1/22	528	546
Pool #G12673,
5.00%, 9/1/21	418	445
Pool #G12837,
4.50%, 4/1/22	678	715
Pool #G12868,
5.00%, 11/1/22	945	998
Pool #G12869,
5.00%, 9/1/22	766	813
Pool #G13136,
4.50%, 5/1/23	1,099	1,149
Pool #G13151,
6.00%, 3/1/23	775	846
Pool #G13201,
4.50%, 7/1/23	722	756
Pool #G13433,
5.50%, 1/1/24	638	684
Pool #G18220,
6.00%, 11/1/22	77	84
Pool #G30327,
4.50%, 1/1/27	212	223
Pool #J00991,
4.00%, 1/1/21	221	228
Pool #J02541,
4.00%, 9/1/20	221	229
Pool #J03041,
6.00%, 7/1/21	250	275
Pool #J03736,
5.50%, 11/1/21	239	259
Pool #J05307,
4.50%, 8/1/22	219	230
Pool #J06175,
5.00%, 5/1/21	189	202
Pool #J06465,
6.00%, 11/1/22	84	93
Pool #J06476,
5.50%, 11/1/22	284	304

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac Gold - 7.3% continued
Pool #J08098,
5.50%, 6/1/23	$205	$220
Pool #J08202,
5.00%, 7/1/23	429	453
Pool #J08454,
5.00%, 8/1/23	810	855
Pool #J08913,
5.50%, 10/1/23	335	359
Pool #J09148,
5.00%, 12/1/23	550	581
Pool #J09305,
5.00%, 2/1/24	890	950
Pool #J09463,
5.00%, 3/1/24	646	687
Pool #J11136,
4.00%, 11/1/24	462	475
Pool #J12098,
4.50%, 4/1/25	4,453	4,659

		142,280

Government National Mortgage Association - 1.8%
Pool TBA,
5.00%, 1/1/34(6)	13,800	14,669
4.00%, 1/15/40(6)	1,500	1,510
4.00%, 1/15/40(6)	2,000	2,006
4.50%, 1/15/40(6)	4,200	4,360
4.50%, 1/15/40(6)	9,900	10,277
4.00%, 12/31/49(6)	2,500	2,506

		35,328

Government National Mortgage Association I - 3.2%
Pool #510835,
5.50%, 2/15/35	234	254
Pool #597889,
5.50%, 6/15/33	659	716
Pool #614169,
5.00%, 7/15/33	284	303
Pool #617739,
6.00%, 10/15/37	146	161
Pool #634431,
6.00%, 9/15/34	69	76
Pool #641416,
5.50%, 4/15/35	389	425
Pool #646341,
6.00%, 11/15/36	286	316
Pool #648538,
5.00%, 12/15/35	502	535
Pool #651753,
5.50%, 3/15/36	196	212
Pool #658560,
6.50%, 8/15/36	823	930
Pool #661917,
7.00%, 4/15/37	181	203
Pool #670114,
6.50%, 7/15/37	250	282
Pool #675211,
6.50%, 3/15/38	256	289
Pool #675484,
5.50%, 6/15/38	923	999
Pool #676360,
6.50%, 10/15/37	183	206
Pool #682899,
6.00%, 9/15/40	1,394	1,543
Pool #687824,
5.50%, 8/15/38	1,310	1,418
Pool #687900,
5.00%, 9/15/38	416	443
Pool #687901,
5.00%, 9/15/38	1,175	1,250
Pool #688461,
6.00%, 5/15/38	872	960
Pool #692309,
6.00%, 1/15/39	553	608
Pool #695635,
7.00%, 10/15/38	40	45
Pool #697645,
5.50%, 10/15/38	1,087	1,176
Pool #698336,
4.50%, 5/15/39	5,853	6,085
Pool #699277,
6.00%, 9/15/38	454	500
Pool #700972,
5.50%, 11/15/38	547	591
Pool #701196,
6.00%, 10/15/38	669	737
Pool #703677,
5.50%, 6/15/39	844	913
Pool #704185,
5.50%, 1/15/39	873	944

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Government National Mortgage Association I - 3.2% continued
Pool #710130,
7.00%, 1/15/39	$322	$358
Pool #717175,
4.50%, 6/15/39	2,296	2,400
Pool #723231,
4.00%, 10/15/39	926	935
Pool #723339,
5.00%, 9/15/39	902	965
Pool #726085,
4.00%, 11/15/24	933	970
Pool #728629,
4.50%, 1/15/40	2,858	2,987
Pool #733663,
4.50%, 5/15/40	4,826	5,017
Pool #737286,
4.50%, 5/15/40	1,965	2,054
Pool #781939,
6.00%, 7/15/34	1,226	1,345
Pool #782131,
5.50%, 12/15/36	526	571
Pool #782150,
5.50%, 4/15/37	515	558
Pool #782259,
5.00%, 2/15/36	705	750
Pool #782272,
5.50%, 2/15/38	1,198	1,297
Pool #782498,
6.00%, 12/15/38	630	694
Pool #782565,
5.00%, 2/15/39	13,812	14,708
Pool #782584,
5.00%, 3/15/39	1,099	1,169
Pool #782675,
4.50%, 6/15/24	853	902
Pool #782831,
6.00%, 12/15/39	426	470

		61,270

Government National Mortgage Association II - 1.2%
Pool #3570,
6.00%, 6/20/34	253	280
Pool #3665,
5.50%, 1/20/35	813	879
Pool #3852,
6.00%, 5/20/36	187	205
Pool #3879,
6.00%, 7/20/36	671	737
Pool #3910,
6.00%, 10/20/36	343	378
Pool #3994,
5.00%, 6/20/37	284	302
Pool #4018,
6.50%, 8/20/37	664	746
Pool #4026,
5.00%, 9/20/37	336	358
Pool #4027,
5.50%, 9/20/37	202	218
Pool #4040,
6.50%, 10/20/37	146	164
Pool #4098,
5.50%, 3/20/38	1,076	1,159
Pool #4116,
6.50%, 4/20/38	285	320
Pool #4170,
6.00%, 6/20/38	789	866
Pool #4194,
5.50%, 7/20/38	2,458	2,648
Pool #4243,
5.00%, 9/20/38	679	722
Pool #4244,
5.50%, 9/20/38	656	707
Pool #4245,
6.00%, 9/20/38	394	432
Pool #4269,
6.50%, 10/20/38	386	434
Pool #4290,
5.50%, 11/20/38	485	522
Pool #4344,
6.00%, 1/20/39	664	728
Pool #4345,
6.50%, 1/20/39	404	454
Pool #4425,
5.50%, 4/20/39	980	1,055
Pool #4559,
5.00%, 10/20/39	2,039	2,168
Pool #4617,
4.50%, 1/20/40	472	490
Pool #4619,
5.50%, 1/20/40	1,717	1,849

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Government National Mortgage Association II - 1.2% continued
Pool #4713,
4.50%, 6/20/40	$1,465	$1,523
Pool #4747,
5.00%, 7/20/40	1,457	1,550
Pool #654804,
6.00%, 5/20/36	257	283
Pool #782433,
6.00%, 10/20/38	1,314	1,442

		23,619

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	692
5.25%, 9/15/39	1,650	1,744

		2,436

Total U.S. Government Agencies (Cost $735,800)		759,098

U.S. GOVERNMENT OBLIGATIONS - 33.8%
U.S. Treasury Bonds - 5.9%
8.75%, 8/15/20	1,450	2,118
7.88%, 2/15/21	1,550	2,162
8.00%, 11/15/21	2,125	3,006
7.13%, 2/15/23	2,000	2,686
6.25%, 8/15/23	11,550	14,517
7.63%, 2/15/25	165	234
6.00%, 2/15/26	6,750	8,346
5.38%, 2/15/31	1,000	1,167
4.50%, 2/15/36	475	492
4.75%, 2/15/37	7,335	7,883
5.00%, 5/15/37	4,575	5,105
4.38%, 2/15/38	8,890	8,984
4.50%, 5/15/38	1,700	1,752
3.50%, 2/15/39	6,000	5,170
4.25%, 5/15/39	12,250	12,068
4.50%, 8/15/39	8,000	8,215
4.38%, 11/15/39	7,000	7,037
4.63%, 2/15/40	7,250	7,594
4.38%, 5/15/40	6,000	6,029
3.88%, 8/15/40	10,000	9,211

		113,776

U.S. Treasury Notes - 27.9%
4.25%, 1/15/11	3,000	3,004
0.88%, 1/31/11	6,000	6,003
0.88%, 2/28/11	20,000	20,021
4.50%, 2/28/11	3,000	3,020
4.88%, 4/30/11	5,750	5,837
4.63%, 8/31/11	5,450	5,606
4.63%, 10/31/11	1,750	1,812
1.75%, 11/15/11	8,000	8,099
0.75%, 11/30/11	5,000	5,020
1.13%, 1/15/12	7,000	7,056
4.63%, 2/29/12	1,350	1,416
1.38%, 4/15/12	29,000	29,370
4.63%, 7/31/12	6,850	7,300
4.25%, 9/30/12	2,250	2,397
3.38%, 11/30/12	1,000	1,054
3.63%, 12/31/12	3,500	3,712
2.88%, 1/31/13	9,500	9,951
1.38%, 3/15/13	25,000	25,365
3.13%, 4/30/13	4,000	4,226
1.13%, 6/15/13	25,000	25,205
3.38%, 7/31/13	8,000	8,533
0.75%, 8/15/13	15,000	14,970
4.25%, 8/15/13	425	463
3.13%, 8/31/13	2,000	2,122
3.13%, 9/30/13	9,700	10,290
2.75%, 10/31/13	17,500	18,396
2.00%, 11/30/13	4,700	4,839
1.75%, 3/31/14	5,000	5,098
1.88%, 4/30/14	15,000	15,341
2.63%, 6/30/14	10,500	10,988
2.63%, 7/31/14	3,000	3,138
4.25%, 8/15/14	2,000	2,206
2.38%, 8/31/14	2,500	2,590
2.38%, 9/30/14	17,000	17,608
2.38%, 10/31/14	30,000	31,052
2.13%, 11/30/14	5,000	5,122
2.63%, 12/31/14	25,000	26,068
2.25%, 1/31/15	8,000	8,213
4.00%, 2/15/15	2,000	2,191
2.50%, 3/31/15	24,000	24,842
1.75%, 7/31/15	10,000	9,968
4.50%, 11/15/15	2,000	2,239
5.13%, 5/15/16	3,000	3,456
3.25%, 6/30/16	10,000	10,543
4.63%, 11/15/16	2,600	2,929
4.63%, 2/15/17	2,500	2,815
3.13%, 4/30/17	7,000	7,253

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 33.8% continued
U.S. Treasury Notes - 27.9% continued
4.50%, 5/15/17	$1,850	$2,070
4.75%, 8/15/17	2,400	2,722
4.25%, 11/15/17	2,950	3,252
3.50%, 2/15/18	6,250	6,575
3.88%, 5/15/18	3,300	3,551
4.00%, 8/15/18	20,750	22,486
3.75%, 11/15/18	2,300	2,446
2.75%, 2/15/19	13,000	12,832
3.63%, 8/15/19	3,000	3,134
3.38%, 11/15/19	18,000	18,376
3.50%, 5/15/20	5,000	5,122
2.63%, 8/15/20	8,000	7,584
2.63%, 11/15/20	23,000	21,696

		540,593

Total U.S. Government Obligations (Cost $640,688)		654,369

MUNICIPAL BONDS - 0.6%
Arizona - 0.0%
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	101

California - 0.2%
Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F2, Build America Bonds,
6.26%, 4/1/49	225	229
Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	152
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	139
7.30%, 10/1/39	920	933
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	427
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	609
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	100	100
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	90	94
6.75%, 8/1/49	150	155
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	316
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	102
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	78
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	250	237
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	139
University of California Revenue Bonds,
Build America Bonds, Regents University,
6.27%, 5/15/31	200	197

		3,907

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	252

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	167
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	200	209

		376

District of Columbia - 0.0%
District of Columbia Income TRB, Series E, Build America Bonds,
5.59%, 12/1/34	30	30

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Georgia - 0.0%
Municipal Electric Authority of Georgia TRB, Series PL, Build America Bonds,
6.64%, 4/1/57	$70	$69

Illinois - 0.1%
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	129
Chicago Transit Authority Transfer Tax Receipt Revenue Bonds, Series A,
6.90%, 12/1/40	300	300
Illinois State G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	250	231
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	101
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	771

		1,532

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	230

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	97

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	359

New Jersey - 0.1%
New Jersey EDA State Pension Funding Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	107
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	463
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	138
Rutger-State University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	145

		853

New York - 0.1%
Metropolitan Transportation Authority Dedicated TRB, Build America Bonds,
7.34%, 11/15/39	75	83
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds,
6.67%, 11/15/39	250	254
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	101
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	62
New York City Municipal Finance Authority Water & Sewer Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	199
5.72%, 6/15/42	250	250
New York City Transitional Finance Authority TRB, Future Tax Secured, Build America Bonds,
5.77%, 8/1/36	300	302
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	100
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	125	128
New York Taxable G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	83
Port Authority of New York & New Jersey TRB, Consolidated 164th (G.O. of Authority Insured),
5.65%, 11/1/40	350	335

		1,897

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	200

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Ohio - 0.1% continued
American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects,
8.08%, 2/15/50	$300	$323
Northeast Regional Sewer District Wastewater Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	144
Ohio State University General Receipts TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	173
Ohio State Water Development Authority Pollution Control TRB, Series B2, Loan Fund,
4.88%, 12/1/34	90	85

		925

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Sub Lien, Series A, Build America Bonds,
5.83%, 11/15/34	200	205

Texas - 0.0%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	161
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	209
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	123
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	150	150
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	186

		829

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	45	41
Washington - 0.0%
Washington State G.O. Unlimted Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	97

Total Municipal Bonds (Cost $12,004)		11,800

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.7%
Northern Institutional Funds - Diversified Assets Portfolio (7) (8)	187,746,261	$187,746

Total Investment Companies (Cost $187,746)		187,746

Total Investments - 108.5% (Cost $2,029,342)		2,102,900

Liabilities less Other Assets - (8.5)%		(165,401)

NET ASSETS - 100.0%		$1,937,499

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of the restricted illiquid security amounted to approximately $1,211,000 or 0.06% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
NBC Universal, Inc.,
2.10%, 4/1/14	9/27/10	$200
NBC Universal, Inc.,
3.65%, 4/30/15	4/27/10	115
NBC Universal, Inc.,
5.15%, 4/30/20	4/27/10	200
NBC Universal, Inc.,
4.38%, 4/1/21	9/27/10	400
Oracle Corp.,
3.88%, 7/15/20	7/12/10	299

(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)

The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	When-Issued Security.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(8)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $205,037,000 with net sales of approximately $17,291,000 during the nine months ended December 31, 2010.
*	Non-Income Producing Security

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$2,029,424

Gross tax appreciation of investments	$79,667
Gross tax depreciation of investments	(6,191)

Net tax appreciation of investments	$73,476

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$61,862	(1)	$—	$61,862
Corporate Bonds	—	300,860	(1)	—	300,860
Foreign Issuer Bonds	—	127,165	(1)	—	127,165
U.S. Government Agencies	—	759,098	(1)	—	759,098
U.S. Government Obligations	—	654,369	(1)	—	654,369
Municipal Bonds	—	11,800	(1)	—	11,800
Investment Companies	187,746	—		—	187,746

Total Investments	$187,746	$1,915,154		$—	$2,102,900

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	DECEMBER 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)†*	BALANCE AS OF 12/31/10 (000S)
Foreign Issuer Bonds
Multi-National	$200	$—	$2	$—	$(202)	$—
Oil & Gas	564	—	(21)	(543)	—	—

Total	$764	$—	$(19)	$(543)	$(202)	$—

†	Transferred out of Level 3 due to securities having evaluated prices in observable markets from multiple pricing vendors.
*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the period.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EDA - Economic Development Authority

G.O. - General Obligation

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 3.1%
Commercial Mortgage Services - 3.1%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$8,256	$8,491
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	4,515	4,725
Banc of America Commercial Mortgage,Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	1,717	1,740
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	7,000	7,479
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	1,675	1,682
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	2,967	2,978
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	6,720	6,811

		33,906

Total Asset-Backed Securities (Cost $33,455)		33,906

CORPORATE BONDS - 26.2%
Aerospace/Defense - 0.5%
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	6,150	5,651

Agriculture - 1.0%
Altria Group, Inc.,
10.20%, 2/6/39	2,580	3,729
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	1,535	1,800
Lorillard Tobacco Co.,
8.13%, 6/23/19	5,350	5,953

		11,482

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	4,315	4,480

Auto Parts & Equipment - 0.5%
BorgWarner, Inc.,
4.63%, 9/15/20	2,750	2,715
Johnson Controls, Inc.,
5.00%, 3/30/20	2,870	3,049

		5,764

Banks - 1.9%
Bank of America Corp.,
5.88%, 1/5/21	2,845	2,943
Citigroup, Inc.,
4.59%, 12/15/15	3,900	4,066
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	5,230	5,530
JPMorgan Chase & Co.,
2.60%, 1/15/16	3,365	3,265
Morgan Stanley,
3.45%, 11/2/15	5,685	5,543

		21,347

Beverages - 0.2%
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	2,250	2,303

Biotechnology - 0.8%
Genzyme Corp.,
3.63%, 6/15/15	4,565	4,687
5.00%, 6/15/20	710	745
Life Technologies Corp.,
5.00%, 1/15/21	2,830	2,803

		8,235

Chemicals - 0.8%
Dow Chemical (The) Co.,
2.50%, 2/15/16	1,100	1,057
Eastman Chemical Co.,
4.50%, 1/15/21	2,855	2,798
Mosaic (The) Co.,
7.63%, 12/1/16(2)	4,345	4,675

		8,530

Diversified Financial Services - 3.1%
Capital One Capital V,
10.25%, 8/15/39	3,195	3,419
Countrywide Financial Corp.,
6.25%, 5/15/16	3,485	3,574
Crown Castle Towers LLC,
4.88%, 8/15/20(1) (2)	3,700	3,556

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.2% continued
Diversified Financial Services - 3.1% continued
ERAC USA Finance LLC,
5.25%, 10/1/20(1) (2)	$3,515	$3,574
7.00%, 10/15/37(1) (2)	2,595	2,794
FMR LLC,
6.45%, 11/15/39(1) (2)	5,250	4,993
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	6,375	6,375
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	5,375	5,628
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	359	359

		34,272

Electric - 0.7%
CMS Energy Corp.,
5.05%, 2/15/18	4,980	4,924
N.V. Energy, Inc.,
6.25%, 11/15/20	2,815	2,829

		7,753

Electronics - 1.0%
Agilent Technologies, Inc.,
6.50%, 11/1/17	6,030	6,683
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	2,630	2,675
3.25%, 11/20/14(2)	1,050	1,080

		10,438

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16	4,695	4,495

Forest Products & Paper - 0.3%
Georgia-Pacific LLC,
5.40%, 11/1/20(1) (2)	3,240	3,203

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(2)	3,180	3,363

Insurance - 2.7%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	2,609	2,714
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	1,255	1,351
2.50%, 9/29/15(1) (2)	7,200	7,095
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	5,555	5,974
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	5,735	6,358
Protective Life Corp.,
8.45%, 10/15/39	5,605	6,024

		29,516

Iron/Steel - 0.5%
Nucor Corp.,
4.13%, 9/15/22	1,000	973
Steel Dynamics, Inc.,
7.75%, 4/15/16	4,720	4,968

		5,941

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	4,580	5,007

Media - 1.3%
DIRECTV Holdings LLC,
5.20%, 3/15/20	4,615	4,784
Time Warner Cable, Inc.,
5.88%, 11/15/40	6,050	5,986
Time Warner, Inc.,
6.10%, 7/15/40	3,115	3,268

		14,038

Metal Fabrication/Hardware - 0.4%
Commercial Metals Co.,
7.35%, 8/15/18	4,845	4,929

Office/Business Equipment - 0.4%
Xerox Corp.,
4.25%, 2/15/15	3,770	3,945

Oil & Gas - 2.8%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	2,500	2,686
6.38%, 9/15/17	5,540	6,035
6.20%, 3/15/40	2,500	2,440
Apache Corp.,
5.10%, 9/1/40	2,615	2,541
EOG Resources, Inc.,
4.10%, 2/1/21	830	816

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.2% continued
Oil & Gas - 2.8% continued
Newfield Exploration Co.,
7.13%, 5/15/18	$2,235	$2,352
6.88%, 2/1/20	1,905	2,005
Pioneer Natural Resources Co.,
6.88%, 5/1/18	3,690	3,923
Pride International, Inc.,
8.50%, 6/15/19	3,160	3,595
QEP Resources, Inc.,
6.88%, 3/1/21	3,595	3,775

		30,168

Packaging & Containers - 0.7%
Ball Corp.,
7.13%, 9/1/16	2,245	2,419
Temple-Inland, Inc.,
6.88%, 1/15/18	5,500	5,742

		8,161

Pharmaceuticals - 0.2%
Express Scripts, Inc.,
5.25%, 6/15/12	2,515	2,654

Pipelines - 1.1%
El Paso Pipeline Partners Operating Co. LLC,
4.10%, 11/15/15	4,250	4,207
Enterprise Products Operating LLC,
6.45%, 9/1/40	4,455	4,809
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	2,605	2,849

		11,865

Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.,
3.95%, 1/15/21	2,775	2,647
Boston Properties L.P.,
4.13%, 5/15/21	2,835	2,688

		5,335

Software - 0.7%
Oracle Corp.,
5.38%, 7/15/40(1) (2)	7,050	7,139

Telecommunications - 2.5%
American Tower Corp.,
4.50%, 1/15/18	2,825	2,800
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	4,530	4,949
Frontier Communications Corp.,
8.25%, 4/15/17	7,860	8,627
Qwest Corp.,
7.63%, 6/15/15	5,775	6,511
Windstream Corp.,
8.13%, 8/1/13	3,975	4,373

		27,260

Total Corporate Bonds (Cost $281,622)		287,274

FOREIGN ISSUER BONDS - 9.3%
Banks - 2.5%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1) (2)	5,290	5,376
Bank of Nova Scotia,
1.65%, 10/29/15(1) (2)	8,470	8,096
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	1,000	988
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	3,515	3,234
Toronto-Dominion Bank (The),
2.20%, 7/29/15(1) (2)	4,750	4,673
Westpac Banking Corp.,
3.00%, 12/9/15	5,135	5,125

		27,492

Beverages - 0.3%
SABMiller PLC,
6.50%, 7/1/16(1) (2)	2,634	3,050

Diversified Financial Services - 0.9%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	2,990	3,265
6.00%, 1/14/20(1) (2)	6,875	6,902

		10,167

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	3,030	3,205

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Insurance - 1.2%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	$3,990	$4,418
5.50%, 11/15/20	1,675	1,609
XL Capital PLC,
6.50%, 4/15/17	8,200	7,052

		13,079

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	5,245	5,560

Miscellaneous Manufacturing - 0.8%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	5,942	6,389
Tyco International Finance S.A.,
4.13%, 10/15/14	1,970	2,089

		8,478

Oil & Gas - 0.9%
Nexen, Inc.,
6.40%, 5/15/37	2,650	2,568
Petroleos Mexicanos,
5.50%, 1/21/21	4,935	4,997
Shell International Finance B.V.,
3.10%, 6/28/15	2,390	2,454

		10,019

Oil & Gas Services - 0.6%
Weatherford International Ltd. Bermuda,
9.63%, 3/1/19	3,350	4,299
6.75%, 9/15/40	1,910	2,006

		6,305

Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	5,050	5,138

Telecommunications - 0.3%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	3,740	3,589

Transportation - 0.6%
Kansas City Southern de Mexico S.A. de CV,
7.38%, 6/1/14	2,635	2,753
6.63%, 12/15/20(1) (2)	3,550	3,559

		6,312

Total Foreign Issuer Bonds (Cost $102,509)		102,394

U.S. GOVERNMENT AGENCIES - 39.1% (3)
Fannie Mae - 30.7%
Pool #190371,
6.50%, 7/1/36	876	976
Pool #255452,
5.50%, 10/1/19	3,266	3,526
Pool #255498,
5.50%, 12/1/34	1,619	1,742
Pool #257314,
5.00%, 8/1/23	3,654	3,878
Pool #535714,
7.50%, 1/1/31	122	139
Pool #545003,
8.00%, 5/1/31	6	7
Pool #545437,
7.00%, 2/1/32	238	271
Pool #545556,
7.00%, 4/1/32	159	181
Pool #555189,
7.00%, 12/1/32	952	1,085
Pool #581806,
7.00%, 7/1/31	364	415
Pool #735893,
5.00%, 10/1/35	14,301	15,098
Pool #796457,
6.00%, 9/1/34	5,364	5,884
Pool #797773,
5.00%, 3/1/20	875	935
Pool #802793,
5.50%, 11/1/34	1,411	1,519
Pool #829125,
5.50%, 10/1/35	9,272	9,974
Pool #831810,
6.00%, 9/1/36	9,509	10,425
Pool #845182,
5.50%, 11/1/35	8,756	9,421

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.1% (3) continued
Fannie Mae - 30.7% continued
Pool #871232,
6.00%, 4/1/36	$6,204	$6,763
Pool #888538,
5.50%, 1/1/37	2,457	2,642
Pool #890001,
5.00%, 2/1/38	8,125	8,578
Pool #890009,
5.50%, 9/1/36	9,526	10,268
Pool #893082,
5.79%, 9/1/36	3,474	3,654
Pool #919638,
5.50%, 9/1/37	8,153	8,729
Pool #946869,
6.00%, 9/1/37	2,217	2,412
Pool #955782,
6.50%, 10/1/37	1,283	1,436
Pool #985560,
6.00%, 6/1/38	5,753	6,258
Pool #988916,
5.00%, 8/1/23	1,838	1,963
Pool #991529,
6.00%, 11/1/38	7,849	8,585
Pool #993739,
6.00%, 9/1/38	4,664	5,075
Pool #995976,
6.00%, 4/1/38	3,776	4,109
Pool #AB1470,
4.50%, 9/1/40	9,167	9,419
Pool #AC6767,
4.50%, 1/1/40	4,604	4,744
Pool #AC9581,
5.50%, 1/1/40	7,743	8,336
Pool #AD0915,
5.50%, 12/1/38	625	674
Pool #AD6929,
5.00%, 6/1/40	7,906	8,349
Pool #AE6415,
4.00%, 10/1/40	7,996	7,972
Pool #AH1166,
4.50%, 12/1/40	16,745	17,144
Pool TBA,
3.50%, 1/15/26(4)	2,700	2,719
6.50%, 1/1/30(4)	2,525	2,806
4.00%, 1/15/40(4)	17,080	16,989
4.50%, 1/15/40(4)	61,643	63,271
5.00%, 12/31/40(4)	34,321	36,080
5.50%, 12/31/64(4)	20,570	22,007

		336,458

Freddie Mac - 2.0%
Pool #1B3575,
6.02%, 9/1/37	3,525	3,789
Pool #1G2296,
6.18%, 11/1/37	7,119	7,690
Pool #1J0365,
5.74%, 4/1/37	2,249	2,385
Pool #1J2840,
5.90%, 9/1/37	2,233	2,367
Pool #848076,
5.51%, 6/1/38	5,183	5,547

		21,778

Freddie Mac Gold - 5.4%
Pool #A62213,
6.00%, 6/1/37	6,862	7,561
Pool #A65182,
6.50%, 9/1/37	9,761	10,832
Pool #C00910,
7.50%, 1/1/30	393	450
Pool #C02790,
6.50%, 4/1/37	4,702	5,256
Pool #C02838,
5.50%, 5/1/37	7,083	7,604
Pool #C03517,
4.50%, 9/1/40	11,294	11,584
Pool #G01954,
5.00%, 11/1/35	6,573	6,926
Pool #G02869,
5.00%, 11/1/35	8,006	8,437

		58,650

Ginnie Mae I Pool - 0.2%
Pool #627123,
5.50%, 3/15/34	2,176	2,387

Ginnie Mae II - 0.5%
Pool #82581,
4.00%, 7/20/40	5,026	5,284

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.1% (3) continued
Government National Mortgage Association - 0.3%
Series 2008, Class 8A,
3.61%, 11/16/27	$3,696	$3,772
Total U.S. Government Agencies
(Cost $414,439)		428,329
U.S. GOVERNMENT OBLIGATIONS - 19.0%
U.S. Treasury Bonds - 2.8%
4.38%, 5/15/40	4,840	4,863
3.88%, 8/15/40	28,125	25,906

		30,769

U.S. Treasury Notes - 16.2%
0.75%, 12/15/13	56,102	55,703
2.13%, 12/31/15	14,277	14,353
2.75%, 12/31/17	62,572	62,709
2.63%, 11/15/20	47,854	45,140

		177,905
Total U.S. Government Obligations
(Cost $209,145)		208,674
MUNICIPAL BONDS - 0.5%
Ohio - 0.5%
American Municipal Power Ohio, Inc. Taxable Revenue Bonds, Series B, Comb Hydroelec Project,
7.83%, 2/15/41	5,365	5,811

Total Municipal Bonds (Cost $5,365)		5,811

	NUMBER OF S HARES	VALUE (000S)
INVESTMENT COMPANIES - 16.7%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	183,185,530	$183,186
Total Investment Companies
(Cost $183,186)		183,186

SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.18%, 6/16/11(7)	2,150	2,148
Total Short-Term Investments
(Cost $2,148)		2,148

Total Investments - 114.1%
(Cost $1,231,869)		1,251,722

Liabilities less Other Assets - (14.1)%		(154,782)
NET ASSETS - 100.0%		$1,096,940

(1)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of these restricted illiquid securities amounted to approximately $111,930,000 or 10.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13	1/29/10	$5,288

Bank of Nova Scotia,
1.65%, 10/29/15	10/21/10	8,455

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	4,841

Crown Castle Towers LLC,
4.88%, 8/15/20	10/6/10	3,863

Erac USA Finance LLC,
5.25%, 10/1/20	6/24/10	3,493

Erac USA Finance LLC,
7.00%, 10/15/37	10/10/07	2,573

FMR LLC,
6.45%, 11/15/39	1/6/10	4,985

Georgia-Pacific LLC,
5.40%, 11/1/20	10/28/10	3,221

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	4,574

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	998

Kansas City Southern de Mexico S.A. de CV,
6.63%, 12/15/20	12/14/10	3,550

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09 - 1/5/10	2,410

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	3,494

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10	6,869

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10 -12/15/10	3,264

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09 -11/17/09	6,174

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	1,338

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	7,196

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	5,903

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	4,297

Oracle Corp.,
5.38%, 7/15/40	7/12/10	6,968

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	359

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	5,723

SABMiller PLC,
6.50%, 7/1/16	10/28/10	3,151

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	3,741

Toronto-Dominion Bank (The),
2.20%, 7/29/15	7/22/10	4,743

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $87,345,000 with net purchases of approximately $95,841,000 during the nine months ended December 31, 2010.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,234,229

Gross tax appreciation of investments	$26,353
Gross tax depreciation of investments	(8,860)

Net tax appreciation of investments	$17,493

At December 31, 2010, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Five Year U.S. Treasury Note	49	$5,768	Short	3/11	$(31)

Ten Year U.S. Treasury Note	90	10,839	Short	3/11	(110)

Two Year U.S. Treasury Note	13	2,846	Short	3/11	(7)

Total					$(148)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2010, and, as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: the Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$33,906	$—	$33,906
Corporate Bonds
Aerospace/Defense	—	5,651	—	5,651
Agriculture	—	11,482	—	11,482
Auto Manufacturers	—	4,480	—	4,480
Auto Parts & Equipment	—	5,764	—	5,764
Banks	—	21,347	—	21,347
Beverages	—	2,303	—	2,303
Biotechnology	—	8,235	—	8,235

FIXED INCOME FUNDS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Chemicals	$—	$8,530	$—	$8,530
Diversified Financial Services	—	30,716	3,556	34,272
Electric	—	7,753	—	7,753
Electronics	—	10,438	—	10,438
Food	—	4,495	—	4,495
Forest Products & Paper	—	3,203	—	3,203
Household Products/Wares	—	3,363	—	3,363
Insurance	—	29,516	—	29,516
Iron/Steel	—	5,941	—	5,941
Lodging	—	5,007	—	5,007
Media	—	14,038	—	14,038
Metal Fabricate/ Hardware	—	4,929	—	4,929
Office/Business Equipment	—	3,945	—	3,945
Oil & Gas	—	30,168	—	30,168
Packaging & Containers	—	8,161	—	8,161
Pharmaceuticals	—	2,654	—	2,654
Pipelines	—	11,865	—	11,865
Real Estate Investment Trusts	—	5,335	—	5,335
Software	—	7,139	—	7,139
Telecommunications	—	27,260	—	27,260
Foreign Issuer Bonds Banks	—	27,492	—	27,492
Beverages	—	3,050	—	3,050
Diversified Financial Services	—	10,167	—	10,167
Electric	—	3,205	—	3,205
Insurance	—	13,079	—	13,079
Leisure Time	—	5,560	—	5,560
Miscellaneous Manufacturing	—	8,478	—	8,478
Oil & Gas	—	10,019	—	10,019
Oil & Gas Services	—	6,305	—	6,305
Pharmaceuticals	—	5,138	—	5,138
Telecommunications	—	3,589	—	3,589
Transportation	—	2,753	3,559	6,312
U.S. Government Agencies	—	428,329	—	428,329
U.S. Government Obligations	—	208,674	—	208,674
Municipal Bonds	—	5,811	—	5,811
Investment Companies	183,186	—	—	183,186
Short-Term Investments	—	2,148	—	2,148

Total Investments	$183,186	$1,061,421	$7,115	$1,251,722

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(148)	$—	$—	$(148)

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)†*	BALANCE AS OF 12/31/10 (000S)
Corporate Bonds
Diversified Financial Services	$5,291	$17	$(300)	$3,541	$(4,993)	$3,556
Foreign Issuer Bonds
Banks	17,960	129	194	(12,907)	(5,376)	—
Miscellaneous Manufacturing	5,944	(1)	(41)	(5,902)	—	—
Transportation	—	—	9	3,550	—	3,559
Warrants	—	(5)	5	—	—	—

Total	$29,195	$140	$(133)	$(11,718)	$(10,369)	$7,115

†	Transferred out of Level 3 due to securities having evaluated prices in observable markets from multiple pricing vendors.
*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the period.

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at December 31, 2010 was approximately $(300,000).

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
GLOBAL FIXED INCOME FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 95.6%
British Pound Sterling - 6.5%
Treasury of Great Britain,
4.00%, 9/7/16	$275	$462
4.75%, 3/7/20	200	345
4.75%, 12/7/30	150	254
4.25%, 3/7/36	450	707
4.75%, 12/7/38	280	478

		2,246

Canadian Dollar - 4.7%
Government of Canada,
5.00%, 6/1/14	1,230	1,356
8.00%, 6/1/23	190	281

		1,637

Danish Krone - 1.2%
Government of Denmark,
4.00%, 11/15/12	100	19
4.00%, 11/15/19	2,125	410

		429

Euro - 26.3%
Bundesobligation,
2.25%, 4/10/15	672	919
Buoni Poliennali Del Tesoro,
5.00%, 3/1/25	550	733
5.25%, 11/1/29	200	268
Deutschland Bundesrepublik,
3.00%, 7/4/20	260	349
6.25%, 1/4/24	285	502
5.63%, 1/4/28	200	340
5.50%, 1/4/31	95	162
4.75%, 7/4/40	150	248
Government of Belgium,
5.00%, 9/28/12	360	506
4.25%, 9/28/14	502	705
Government of France O.A.T.,
5.00%, 10/25/16	385	583
3.75%, 10/25/19	525	730
3.75%, 4/25/21	63	87
6.00%, 10/25/25	29	50
5.50%, 4/25/29	44	71
Government of Netherlands,
3.75%, 7/15/14	400	576
4.00%, 7/15/18	250	361
4.00%, 7/15/19	250	359
3.50%, 7/15/20	622	856
5.50%, 1/15/28	23	39
4.00%, 1/15/37	25	37
Government of Spain,
5.00%, 7/30/12	242	332
3.30%, 10/31/14	260	338

		9,151

Japanese Yen - 29.2%
European Investment Bank,
1.40%, 6/20/17	40,000	512
Government of Japan Five Year Bonds,
0.40%, 9/20/15	36,000	444
Government of Japan Ten Year Bonds,
1.00%, 12/20/12	50,000	626
1.50%, 9/20/15	44,300	574
1.50%, 12/20/17	110,000	1,429
1.30%, 12/20/18	40,000	510
1.30%, 9/20/19	18,500	234
1.00%, 9/20/20	19,000	232
Government of Japan Thirty Year Bonds,
2.50%, 9/20/37	41,000	560
2.20%, 9/20/39	19,000	244
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	108,000	1,429
1.80%, 6/20/23	50,000	649
1.80%, 6/20/30	90,000	1,093
Government of Japan Two Year Bonds,
0.20%, 4/15/12	50,000	616
Landwirtschaftliche Rentenbank,
1.38%, 4/25/13	80,000	1,009

		10,161

United States Dollar - 27.7%
Freddie Mac,
5.13%, 7/15/12	750	802
U.S. Treasury Bonds,
8.75%, 5/15/17	300	412
6.25%, 8/15/23	400	503
7.63%, 2/15/25	200	284
6.63%, 2/15/27	350	460
6.38%, 8/15/27	140	180
6.13%, 8/15/29	50	63
5.38%, 2/15/31	40	47

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 95.6% continued
United States Dollar - 27.7% continued
4.50%, 2/15/36	$265	$274
4.25%, 5/15/39	500	492
U.S. Treasury Notes,
1.88%, 4/30/14	130	133
2.63%, 6/30/14	750	785
4.88%, 8/15/16	1,000	1,140
3.13%, 10/31/16	600	626
4.25%, 11/15/17	322	355
3.50%, 5/15/20	800	819
2.63%, 8/15/20	1,600	1,517
2.63%, 11/15/20	800	755

		9,647

Total Debt Obligations (Cost $31,228)		33,271

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	1,141,653	$1,142

Total Investment Companies (Cost $1,142)		1,142

Total Investments - 98.9% (Cost $32,370)		34,413

Other Assets less Liabilities - 1.1%		385

NET ASSETS - 100.0%		$34,798

(1)	Principal amounts stated in local currencies.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $111,000 with net purchases of approximately $1,031,000 during the nine months ended December 31, 2010.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2010, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Canadian Dollar	518	United States Dollar	512	2/25/11	$(9)
Canadian Dollar	152	United States Dollar	150	2/25/11	(3)
Danish Krone	396	United States Dollar	70	2/25/11	(1)
Euro	378	United States Dollar	500	2/25/11	(5)
Japanese Yen	66,400	United States Dollar	792	2/25/11	(26)
Japanese Yen	21,549	United States Dollar	257	2/25/11	(8)
Japanese Yen	56,102	United States Dollar	690	2/25/11	(1)
United States Dollar	453	Australian Dollar	466	2/25/11	21
United States Dollar	430	Euro	327	2/25/11	7
United States Dollar	2,629	Japanese Yen	217,913	2/25/11	56
United States Dollar	266	Swedish Krona	1,845	2/25/11	7

Total					$38

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$32,370

Gross tax appreciation of investments	$2,738
Gross tax depreciation of investments	(695)

Net tax appreciation of investments	$2,043

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations	$—	$33,271	$—	$33,271
Investment Companies	1,142	—	—	1,142

Total Investments	$1,142	$33,271	$—	$34,413

OTHER FINANCIAL INSTRUMENTS

Assets
Forward Foreign Currency Exchange Contracts	$—	$91	$—	$91
Liabilities
Forward Foreign Currency Exchange Contracts	—	(52)	—	(52)

Total Other Financial Instruments	$—	$39	$—	$39

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)†*	BALANCE AS OF 12/31/10 (000S)
Japanese Yen	$12,978	$(1,561)	$2,938	$(8,051)	$(6,304)	$—

†	Transferred out of Level 3 due to securities having evaluated prices in observable markets from multiple pricing vendors.
*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the period.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%
Diversified Financial Services - 0.5%
Glen Meadow Pass-Through Trust,
6.51%, 2/12/67(1)	$21,675	$17,990

Total Asset-Backed Securities (Cost $17,192)		17,990

CORPORATE BONDS - 74.3%
Aerospace/Defense - 1.3%
BE Aerospace, Inc.,
8.50%, 7/1/18	13,414	14,688
Esterline Technologies Corp.,
7.00%, 8/1/20(1)	15,450	15,914
TransDigm, Inc.,
7.75%, 12/15/18(1)	18,975	19,639

		50,241

Agriculture - 0.4%
Alliance One International, Inc.,
10.00%, 7/15/16	15,810	16,205

Airlines - 0.9%
Delta Air Lines, Inc.,
11.75%, 3/15/15(1)	21,050	23,734
United Air Lines, Inc.,
9.88%, 8/1/13(1)	9,764	11,691

		35,425

Apparel - 1.2%
Hanesbrands, Inc.,
6.38%, 12/15/20(1)	17,250	16,388
Levi Strauss & Co.,
7.63%, 5/15/20	19,725	20,366
Phillips-Van Heusen Corp.,
7.38%, 5/15/20	5,925	6,295

		43,049

Auto Manufacturers - 1.1%
Ford Motor Co.,
7.45%, 7/16/31	20,700	22,175
Navistar International Corp.,
8.25%, 11/1/21	18,466	19,851

		42,026

Auto Parts & Equipment - 1.2%
ArvinMeritor, Inc.,
8.13%, 9/15/15	15,275	15,981
Goodyear Tire & Rubber (The) Co.,
10.50%, 5/15/16	14,800	16,872
Tenneco, Inc.,
6.88%, 12/15/20(1)	12,825	13,114

		45,967

Banks - 1.5%
Ally Financial, Inc.,
7.50%, 9/15/20(1)	14,775	15,495
CIT Group, Inc.,
7.00%, 5/1/16	39,400	39,548

		55,043

Chemicals - 0.4%
Huntsman International LLC,
8.63%, 3/15/20	15,275	16,611

Commercial Services - 3.2%
Brickman Group Holdings, Inc.,
9.13%, 11/1/18(1)	17,250	17,466
Hertz (The) Corp.,
7.50%, 10/15/18(1)	11,050	11,464
7.38%, 1/15/21(1)	7,875	7,954
Interactive Data Corp.,
10.25%, 8/1/18(1)	16,750	18,111
Iron Mountain, Inc.,
8.75%, 7/15/18	11,525	12,101
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19	14,750	16,446
Service Corp. International,
7.50%, 4/1/27	24,315	23,282
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding,
10.25%, 12/1/17	12,149	12,787

		119,611

Cosmetics/Personal Care - 0.5%
Revlon Consumer Products Corp.,
9.75%, 11/15/15	19,025	20,119

Distribution/Wholesale - 1.0%
ACE Hardware Corp.,
9.13%, 6/1/16(1) (2)	18,475	19,768
American Tire Distributors, Inc.,
9.75%, 6/1/17	17,725	19,143

		38,911

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Diversified Financial Services - 2.9%
E*Trade Financial Corp.,
7.38%, 9/15/13	$17,520	$17,432
12.50%, 11/30/17	6,195	7,279
Ford Motor Credit Co. LLC,
8.13%, 1/15/20	31,525	36,677
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
8.00%, 1/15/18	19,700	19,700
International Lease Finance Corp.,
8.63%, 9/15/15(1)	9,850	10,589
8.25%, 12/15/20(1)	14,775	15,218

		106,895

Electric - 3.8%
AES (The) Corp.,
9.75%, 4/15/16	26,900	30,061
Calpine Corp.,
7.88%, 7/31/20(1)	9,850	9,973
7.50%, 2/15/21(1)	6,900	6,796
Energy Future Holdings Corp.,
10.00%, 1/15/20(1)	33,989	34,967
N.V. Energy, Inc.,
6.25%, 11/15/20	11,825	11,884
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16(1) (2)	12,775	14,180
NRG Energy, Inc.,
8.25%, 9/1/20(1)	19,700	20,193
Puget Energy, Inc.,
6.50%, 12/15/20(1)	14,775	14,531

		142,585

Electronics - 0.5%
Viasystems, Inc.,
12.00%, 1/15/15(1)	16,500	18,439

Energy - Alternate Sources - 0.2%
Covanta Holding Corp.,
7.25%, 12/1/20	7,900	8,009

Engineering & Construction - 0.8%
American Residential Services LLC,
12.00%, 4/15/15(1) (2)	9,850	10,293
MasTec, Inc.,
7.63%, 2/1/17(2)	21,230	21,124

		31,417

Entertainment - 0.9%
AMC Entertainment, Inc.,
8.75%, 6/1/19	16,750	17,881
Diamond Resorts Corp.,
12.00%, 8/15/18(1)	17,390	17,390

		35,271

Environmental Control - 0.5%
Casella Waste Systems, Inc.,
11.00%, 7/15/14	8,600	9,514
Liberty Tire Recycling,
11.00%, 10/1/16(1)	9,850	10,564

		20,078

Food - 2.8%
Ingles Markets, Inc.,
8.88%, 5/15/17	15,175	16,237
New Albertsons, Inc.,
8.00%, 5/1/31	21,675	16,256
Pilgrim’s Pride Corp.,
7.88%, 12/15/18(1)	10,850	10,796
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	9,125	9,502
8.25%, 9/1/17(1)	6,900	7,055
Tops Holding Corp./Tops Markets LLC,
10.13%, 10/15/15	14,775	15,181
US Foodservice,
10.25%, 6/30/15(1)	27,101	28,050

		103,077

Forest Products & Paper - 0.4%
P.H. Glatfelter Co.,
7.13%, 5/1/16	13,402	13,888

Gaming - 2.6%
Midwest Gaming Borrower LLC/Midwest Finance Corp.,
11.63%, 4/15/16(1)	17,150	17,750
Peninsula Gaming LLC,
10.75%, 8/15/17	16,725	18,021
Scientific Games International, Inc.,
9.25%, 6/15/19	19,928	20,576
Seminole Indian Tribe of Florida,
7.75%, 10/1/17(1)	18,725	19,334
Yonkers Racing Corp.,
11.38%, 7/15/16(1)	17,967	19,786

		95,467

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Gas Distribution - 1.5%
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.13%, 10/1/17	$15,685	$17,254
6.50%, 5/1/21(1)	4,925	4,802
Inergy L.P./Inergy Finance Corp.,
8.25%, 3/1/16	18,499	19,285
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 3/15/20	12,800	13,664

		55,005

Hand/Machine Tools - 0.4%
Thermadyne Holdings Corp.,
9.00%, 12/15/17(1)	15,275	15,752

Healthcare-Products - 1.0%
Accellent, Inc.,
10.00%, 11/1/17(1)	18,725	17,695
DJO Finance LLC/DJO Finance Corp.,
9.75%, 10/15/17(1)	17,750	18,283

		35,978

Healthcare-Services - 3.4%
HCA Holdings, Inc.,
7.75%, 5/15/21(1)	15,775	15,775
HCA, Inc.,
8.50%, 4/15/19	29,550	32,357
Healthsouth Corp.,
8.13%, 2/15/20	17,000	18,275
LifePoint Hospitals, Inc.,
6.63%, 10/1/20(1)	17,100	16,972
Multiplan, Inc.,
9.88%, 9/1/18(1)	17,050	18,116
Res-Care, Inc.,
10.75%, 1/15/19(1)	5,900	6,077
Tenet Healthcare Corp.,
6.88%, 11/15/31	24,775	19,820

		127,392

Home Builders - 1.5%
Beazer Homes USA, Inc.,
9.13%, 6/15/18	19,200	18,624
9.13%, 5/15/19(1)	4,925	4,679
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16	16,750	17,169
Meritage Homes Corp.,
7.15%, 4/15/20	15,725	15,646

		56,118

Household Products/Wares - 0.7%
Jarden Corp.,
7.50%, 1/15/20	9,275	9,669
Prestige Brands, Inc.,
8.25%, 4/1/18	15,615	16,162

		25,831

Insurance - 1.8%
CNO Financial Group, Inc.,
9.00%, 1/15/18(1)	7,875	8,190
Crum & Forster Holdings Corp.,
7.75%, 5/1/17	19,495	20,275
Liberty Mutual Group, Inc.,
10.75%, 6/15/58(1)	22,384	27,084
Symetra Financial Corp.,
8.30%, 10/15/37(1)	11,825	11,234

		66,783

Internet - 0.7%
GXS Worldwide, Inc.,
9.75%, 6/15/15	6,705	6,621
Terremark Worldwide, Inc.,
12.00%, 6/15/17	17,405	19,929

		26,550

Iron/Steel - 1.0%
AK Steel Corp.,
7.63%, 5/15/20	18,725	18,772
Ryerson Holding Corp.,
24.15%, 2/1/15	44,213	19,785

		38,557

Lodging - 1.1%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	14,875	16,734
12.75%, 4/15/18(1)	9,825	9,874
Marina District Finance Co., Inc.,
9.50%, 10/15/15(1)	7,875	7,737
9.88%, 8/15/18(1)	6,900	6,797

		41,142

Machinery - Diversified - 0.4%
CNH America, LLC,
7.25%, 1/15/16	14,435	15,590

Media - 3.8%
Bresnan Broadband Holdings LLC,
8.00%, 12/15/18(1)	14,750	15,193

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Media - 3.8% continued
Cablevision Systems Corp.,
8.63%, 9/15/17	$11,825	$12,874
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	9,850	9,998
7.88%, 4/30/18	7,900	8,176
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15(1)	19,725	20,366
Clear Channel Communications, Inc.,
6.25%, 3/15/11	26,622	26,555
McClatchy (The) Co.,
11.50%, 2/15/17	18,339	20,608
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50%, 10/15/15	13,525	13,593
Univision Communications, Inc.,
8.50%, 5/15/21(1)	13,900	14,074

		141,437

Miscellaneous Manufacturing - 0.5%
FGI Holding Co., Inc.,
11.75%, 10/1/15(1)	20,208	19,349

Oil & Gas - 3.9%
BreitBurn Energy Partners L.P.,
8.63%, 10/15/20(1)	16,750	16,834
Chesapeake Energy Corp.,
9.50%, 2/15/15	19,675	22,183
Denbury Resources, Inc.,
8.25%, 2/15/20	18,681	20,269
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.75%, 11/1/15(1)	17,250	17,811
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20(1)	8,875	9,563
7.75%, 2/1/21(1)	7,400	7,585
Petrohawk Energy Corp.,
7.25%, 8/15/18	19,725	19,922
QEP Resources, Inc.,
6.88%, 3/1/21	12,300	12,915
Swift Energy Co.,
7.13%, 6/1/17	18,205	18,250

		145,332

Oil & Gas Services - 0.9%
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	15,171	15,550
Exterran Holdings, Inc.,
7.25%, 12/1/18(1)	17,750	17,661

		33,211

Oil Refining & Marketing - 0.7%
Citgo Petroleum Corp.,
11.50%, 7/1/17(1)	21,857	24,480

Packaging & Containers - 2.5%
Ball Corp.,
5.75%, 5/15/21	14,775	14,295
Berry Plastics Corp.,
9.75%, 1/15/21(1)	19,725	19,528
Graham Packaging Co. L.P./GPC Capital Corp. I,
8.25%, 1/1/17	13,863	14,418
8.25%, 10/1/18	4,925	5,171
Plastipak Holdings, Inc.,
8.50%, 12/15/15(1)	9,847	10,142
10.63%, 8/15/19	9,350	10,507
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 5/15/18(1)	4,925	4,950
7.13%, 4/15/19(1)	7,900	8,038
9.00%, 4/15/19(1)	7,900	8,186

		95,235

Pharmaceuticals - 1.3%
Mylan, Inc.,
7.63%, 7/15/17(1)	14,750	15,690
7.88%, 7/15/20(1)	4,000	4,310
QHP Royalty Sub LLC,
10.25%, 3/15/15(1) (2)	6,690	6,746
Valeant Pharmaceuticals International,
6.75%, 10/1/17(1)	13,050	12,985
6.88%, 12/1/18(1)	7,875	7,816

		47,547

Pipelines - 2.3%
Energy Transfer Equity L.P.,
7.50%, 10/15/20	17,385	17,907
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 12/15/18(1)	16,750	16,666
Holly Energy Partners L.P.,(Holly Energy Finance Corp.),
8.25%, 3/15/18(1)	15,750	16,459

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Pipelines - 2.3% continued
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18	$16,750	$17,252
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	9,565	10,091
7.88%, 10/15/18(1)	6,900	7,245

		85,620

Real Estate Investment Trusts - 1.2%
Host Hotels & Resorts, Inc.,
6.00%, 11/1/20(1)	14,775	14,554
Omega Healthcare Investors, Inc.,
7.50%, 2/15/20(1)	13,880	14,591
6.75%, 10/15/22(1)	5,950	5,898
Sabra Health Care L.P./Sabra Capital Corp.,
8.13%, 11/1/18(1)	9,850	10,170

		45,213

Retail - 5.4%
CKE Restaurants, Inc.,
11.38%, 7/15/18	18,975	21,015
Landry’s Restaurants, Inc.,
11.63%, 12/1/15	15,750	16,813
11.63%, 12/1/15(1)	4,925	5,257
Michaels Stores, Inc.,
7.75%, 11/1/18(1)	15,775	15,736
NPC International, Inc.,
9.50%, 5/1/14	15,550	15,900
Pantry (The), Inc.,
7.75%, 2/15/14	12,075	12,135
Rite Aid Corp.,
7.50%, 3/1/17	9,850	9,468
9.50%, 6/15/17	14,855	12,627
Sears Holdings Corp.,
6.63%, 10/15/18(1)	19,700	18,370
Sonic Automotive, Inc.,
9.00%, 3/15/18	17,725	18,656
Susser Holdings LLC/Susser Finance Corp.,
8.50%, 5/15/16	19,275	20,672
Toys R US - Delaware, Inc.,
7.38%, 9/1/16(1)	14,775	15,514
Wendy’s/Arby’s Restaurants LLC,
10.00%, 7/15/16	19,450	21,103

		203,266

Savings & Loans - 0.3%
Washington Mutual, Inc.,
5.25%, 9/15/17	9,850	10,860

Semiconductors - 1.2%
Advanced Micro Devices, Inc.,
7.75%, 8/1/20(1)	16,750	17,378
Amkor Technology, Inc.,
7.38%, 5/1/18	14,809	15,401
Freescale Semiconductor, Inc.,
9.25%, 4/15/18(1)	10,850	11,935

		44,714

Telecommunications - 7.3%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	21,150	16,709
Avaya, Inc.,
10.13%, 11/1/15	19,700	20,192
Buccaneer Merger Sub, Inc.,
9.13%, 1/15/19(1)	3,950	4,078
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15(1)	10,325	11,125
12.00%, 12/1/17(1)	8,875	9,186
DigitalGlobe, Inc.,
10.50%, 5/1/14	13,750	15,692
Frontier Communications Corp.,
9.00%, 8/15/31	16,801	17,263
GCI, Inc.,
8.63%, 11/15/19	14,275	15,453
Level 3 Financing, Inc.,
9.25%, 11/1/14	10,850	10,769
NII Capital Corp.,
8.88%, 12/15/19	18,725	20,176
PAETEC Holding Corp.,
9.50%, 7/15/15	8,270	8,559
9.88%, 12/1/18(1)	4,925	5,060
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	27,725	28,002
Sprint Capital Corp.,
6.90%, 5/1/19	17,250	17,034
8.75%, 3/15/32	24,809	25,057
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
10.25%, 8/15/16(1)	17,750	17,573
West Corp.,
8.63%, 10/1/18(1)	14,775	15,662

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Telecommunications - 7.3% continued
Windstream Corp.,
8.13%, 9/1/18	$14,300	$15,015

		272,605

Transportation - 1.4%
AMGH Merger Sub, Inc.,
9.25%, 11/1/18(1)	14,500	15,225
Overseas Shipholding Group, Inc.,
8.13%, 3/30/18	21,395	21,449
Quality Distribution LLC/QD Capital Corp.,
9.88%, 11/1/18(1)	14,775	14,664

		51,338

Total Corporate Bonds (Cost $2,666,529)		2,783,239

FOREIGN ISSUER BONDS - 18.0%
Aerospace/Defense - 0.6%
Bombardier, Inc.,
7.50%, 3/15/18(1)	12,800	13,728
7.75%, 3/15/20(1)	9,850	10,614

		24,342

Chemicals - 1.4%
Ineos Finance PLC,
9.00%, 5/15/15(1)	14,775	15,717
Nova Chemicals Corp.,
8.63%, 11/1/19	15,750	17,207
Rhodia S.A.,
6.88%, 9/15/20(1)	18,725	18,982

		51,906

Computers - 0.5%
Seagate HDD Cayman,
6.88%, 5/1/20(1)	19,700	18,814

Diversified Financial Services - 0.5%
National Money Mart Co.,
10.38%, 12/15/16	19,035	20,558

Electric - 0.5%
Intergen N.V.,
9.00%, 6/30/17(1)	16,821	17,830

Electronics - 0.2%
NXP B.V./NXP Funding LLC,
9.50%, 10/15/15	7,438	7,959

Food - 0.5%
JBS Finance II Ltd.,
8.25%, 1/29/18(1)	17,450	17,537

Forest Products & Paper - 0.3%
Sino-Forest Corp.,
6.25%, 10/21/17(1)	9,625	9,709

Insurance - 1.9%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	17,910	15,671
Stoneheath RE,
6.87%, 10/15/11	32,750	27,183
White Mountains Re Group Ltd.,
7.51%, 6/30/17(1)	33,200	28,845

		71,699

Leisure Time - 0.5%
NCL Corp. Ltd.,
11.75%, 11/15/16	9,850	11,487
9.50%, 11/15/18(1)	5,425	5,588

		17,075

Lodging - 0.3%
MCE Finance Ltd.,
10.25%, 5/15/18	10,065	11,537

Media - 0.5%
UPC Holding B.V.,
9.88%, 4/15/18(1)	17,842	19,537

Mining - 1.2%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15(1)	15,775	16,169
Novelis, Inc.,
8.38%, 12/15/17(1)	9,850	10,195
Vedanta Resources PLC,
9.50%, 7/18/18(1)	18,850	20,617

		46,981

Oil&Gas - 1.2%
Compton Petroleum Finance Corp.,
10.00%, 9/15/11	5,677	5,677
Gibson Energy ULC/GEP Midstream
Finance Corp.,
10.00%, 1/15/18	9,825	9,973
Lukoil International Finance B.V.,
6.13%, 11/9/20(1)	16,750	16,770

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.0% continued
Oil & Gas - 1.2% continued
OPTI Canada, Inc.,
8.25%, 12/15/14	$15,575	$11,097

		43,517

Oil & Gas Services - 0.5%
Offshore Group Investments Ltd.,
11.50%, 8/1/15(1)	17,750	19,259

Pharmaceuticals - 0.5%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
7.75%, 9/15/18(1)	19,700	19,897

Telecommunications - 5.1%
Columbus International, Inc.,
11.50%, 11/20/14(1)	17,700	19,647
Digicel Group Ltd.,
8.88%, 1/15/15(1)	4,925	4,974
10.50%, 4/15/18(1)	13,800	15,180
Global Crossing Ltd.,
9.00%, 11/15/19(1)	14,775	14,627
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	19,960	21,756
11.50%, 2/4/17	45,535	50,316
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17(1)	16,750	17,253
Virgin Media Finance PLC,
9.50%, 8/15/16	14,300	16,159
Wind Acquisition Finance S.A.,
7.25%, 2/15/18(1)	7,400	7,530
Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17(1)	20,486	23,764

		191,206

Transportation - 1.3%
CHC Helicopter S.A.,
9.25%, 10/15/20(1)	17,750	18,371
Kansas City Southern de Mexico S.A.de C.V.,
6.63%, 12/15/20(1)	10,850	10,877
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.63%, 11/1/17(1)	8,875	9,075
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17	9,785	10,592

		48,915

Trucking & Leasing - 0.5%
AWAS Aviation Capital Ltd.,
7.00%, 10/15/16(1)	17,725	17,570

Total Foreign Issuer Bonds (Cost $640,628)		675,848

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 1.3%
Ally Financial, Inc.(1) *	39,400	$37,237
Santander Finance Preferred S.A. Unipersonal*	442,500	12,328

Total Preferred Stocks (Cost $44,096)		49,565

INVESTMENT COMPANIES - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	154,732,027	154,732

Total Investment Companies (Cost $154,732)		154,732

Total Investments - 98.2% (Cost $3,523,177)		3,681,374
Other Assets less Liabilities - 1.8%		66,653

NET ASSETS - 100.0%		$3,748,027

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of these restricted illiquid securities amounted to approximately $87,783,000 or 2.34% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ACE Hardware Corp.,
9.13%, 6/1/16	1/30/09 - 11/10/10	$16,951

American Residential Services LLC,
12.00%, 4/15/15	4/9/10 - 4/12/10	9,805

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	4/29/09 - 3/9/10	12,669

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
MasTec, Inc.,
7.63%, 2/1/17	1/31/07-11/3/10	20,141

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	9/22/09-1/5/10	12,801

QHP Royalty Sub LLC,
10.25%, 3/15/15	10/27/09	6,690

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $167,569,000 with net sales of approximately $12,837,000 during the nine months ended December 31, 2010.
*	Non-Income Producing Security

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,525,822

Gross tax appreciation of investments	$172,406
Gross tax depreciation of investments	(16,854)

Net tax appreciation of investments	$155,552

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$17,990	$—	$17,990
Corporate Bonds
Aerospace/Defense	—	50,241	—	50,241
Agriculture	—	16,205	—	16,205
Airlines	—	35,425	—	35,425
Apparel	—	43,049	—	43,049
Auto Manufacturers	—	42,026	—	42,026
Auto Parts & Equipment	—	45,967	—	45,967
Banks	—	55,043	—	55,043
Chemicals	—	16,611	—	16,611
Commerical Services	—	101,500	18,111	119,611
Cosmetics/Personal Care	—	20,119	—	20,119
Distribution/Wholesale	—	19,143	19,768	38,911
Diversified Financial Services	—	106,895	—	106,895
Electric	—	142,585	—	142,585
Electronics	—	18,439	—	18,439
Energy-Alternate Sources	—	8,009		8,009
Engineering & Construction	—	—	31,417	31,417
Entertainment	—	35,271	—	35,271
Environmental Control	—	20,078	—	20,078
Food	—	103,077	—	103,077
Forest Products & Paper	—	13,888	—	13,888
Gaming	—	95,467	—	95,467
Gas Distribution	—	55,005	—	55,005
Hand/Machine Tools	—	15,752	—	15,752
Healthcare - Products	—	35,978	—	35,978
Healthcare - Services	—	127,392	—	127,392
Home Builders	—	56,118	—	56,118
Household Products/ Wares	—	25,831	—	25,831
Insurance	—	66,783	—	66,783

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Internet	$—	$26,550	$—	$26,550
Iron/Steel	—	38,557	—	38,557
Lodging	—	41,142	—	41,142
Machinery-Diversified	—	15,590	—	15,590
Media	—	141,437	—	141,437
Miscellaneous
Manufacturing	—	19,349	—	19,349
Oil & Gas	—	145,332	—	145,332
Oil & Gas Services	—	33,211	—	33,211
Oil Refining & Marketing	—	24,480	—	24,480
Packaging & Containers	—	95,235	—	95,235
Pharmaceuticals	—	40,801	6,746	47,547
Pipelines	—	85,620	—	85,620
Real Estate Investment
Trusts	—	45,213	—	45,213
Retail	—	203,266	—	203,266
Savings & Loans	—	10,860	—	10,860
Semiconductors	—	44,714	—	44,714
Telecommunications	—	272,605	—	272,605
Transportation	—	51,338	—	51,338
Foreign Issuer Bonds
Aerospace/Defense	—	24,342	—	24,342
Chemicals	—	51,906	—	51,906
Computers	—	18,814	—	18,814
Diversified Financial Services	—	20,558	—	20,558
Electric	—	17,830	—	17,830
Electronics	—	7,959	—	7,959
Food	—	17,537	—	17,537
Forest Products & Paper	—	9,709	—	9,709
Insurance	—	44,516	27,183	71,699
Leisure Time	—	17,075	—	17,075
Lodging	—	11,537	—	11,537
Media	—	19,537	—	19,537
Mining	—	46,981	—	46,981
Oil & Gas	—	37,840	5,677	43,517
Oil & Gas Services	—	19,259	—	19,259
Pharmaceuticals	—	19,897	—	19,897
Telecommunications	—	191,206	—	191,206
Transportation	—	48,915	—	48,915
Trucking & Leasing	—	17,570	—	17,570
Preferred Stocks
Banks	12,328	37,237	—	49,565
Investment Companies	154,732	—	—	154,732

Total Investments	$167,060	$3,405,412	$108,902	$3,681,374

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	DECEMBER 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*		BALANCE AS OF 12/31/10 (000S)
Asset Backed Securities	$29,913	$(628)	$(1,117)	$(10,178)	$(17,990	)†	$—
Corporate Bonds
Aerospace/Defense	9,825	182	(127)	(9,880)	—		—
Commercial Services	13,872	852	44	3,343	—		18,111
Distribution/Wholesale	15,900	—	(92)	3,960	—		19,768
Engineering & Construction	—	(14)	960	11,527	18,944	†	31,417
Forest Products & Paper	9,850	485	(165)	(10,170)	—		—
Gaming	15,128	(24)	247	2,399	(17,750	)†	—
Iron/Steel	21,173	(950)	857	(21,080)	—		—
Oil & Gas	11,796	(309)	(116)	(11,371)	—		—
Pharmaceuticals	9,514	—	(46)	(2,722)	—		6,746
Pipelines	7,929	(314)	(78)	(7,537)	—		—
Foreign Issuer Bonds
Insurance	26,180	(839)	(1,653)	3,495	—		27,183
Oil & Gas	—	—	5,677	—	—		5,677

Total	$171,080	$(1,559)	$4,391	$(48,214)	$(16,796)		$108,902

†	Transferred into Level 3 due to certain securities being valued using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source. Transferred out of Level 3 due to securities having evaluated prices in observable markets from multiple pricing vendors.
*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the period.

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at December 31, 2010 was approximately $(1,319,000).

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.6% (1)
Fannie Mae - 27.1%
0.55%, 11/1/12	$11,875	$11,837
2.13%, 1/25/13	7,950	7,957
1.80%, 3/15/13	2,250	2,256
2.00%, 4/15/13	8,000	8,031
0.50%, 10/28/13	15,575	15,501
1.25%, 12/20/13	5,635	5,593
2.63%, 11/20/14	7,600	7,889
3.00%, 2/17/15	9,850	9,887
1.50%, 11/23/15	700	676
1.60%, 11/23/15	13,010	12,616
2.25%, 3/2/17	12,100	12,308
Pool #190371,
6.50%, 7/1/36	5,051	5,632
Pool #257042,
6.50%, 1/1/38	5,488	6,104
Pool #555649,
7.50%, 10/1/32	127	146
Pool #745148,
5.00%, 1/1/36	14,563	15,376
Pool #893082,
5.80%, 9/1/36	1,381	1,453
Pool #AH1166,
4.50%, 12/1/40(2)	5,490	5,641
Pool TBA,
3.50%, 1/15/26(2)	11,000	11,076
4.50%, 1/15/40(2)	37,100	38,080
6.00%, 1/15/40(2)	18,970	20,618
3.50%, 12/31/40(2)	24,400	25,650
5.50%, 12/31/64(2)	44,000	47,073
Series 2007, Class 26C,
5.50%, 3/25/33	5,617	5,968

		277,368

Federal Home Loan Bank - 0.7%
1.63%, 11/21/12	7,500	7,636

Freddie Mac - 3.1%
1.40%, 7/26/13	8,300	8,304
1.50%, 7/26/13	2,000	2,001
3.00%, 7/28/14	8,500	8,948
Pool #1J0365,
5.74%, 4/1/37	800	849
Pool #1J2840,
5.90%, 9/1/37	2,233	2,367
Pool #1Q0323,
5.31%, 5/1/37	6,033	6,373
Pool #410092,
2.54%, 11/1/24	12	12
Series 2944, Class WD,
5.50%, 11/15/28	2,688	2,731

		31,585

Government National Mortgage Association - 4.5%
Pool TBA,
4.50%, 1/15/40(2)	27,150	28,185
Series 2006, Class 67A,
3.95%, 11/16/30	3,825	3,970
Series 2007, Class 15A,
4.51%, 10/16/28	4,703	4,859
Series 2007, Class 4A,
4.21%, 6/16/29	1,876	1,938
Series 2008, Class 14AC,
4.46%, 12/16/30	4,292	4,572
Series 2008, Class 8A,
3.61%, 11/16/27	2,112	2,155

		45,679

Government National Mortgage Association I - 0.9%
Pool #737270,
5.00%, 5/15/40	8,420	8,957

Government National Mortgage Association II - 1.3%
Pool #82581,
4.00%, 7/20/40	12,665	13,315

Total U.S. Government Agencies (Cost $382,469)		384,540

U.S. GOVERNMENT OBLIGATIONS - 53.2%
U.S. Treasury Inflation Indexed Notes - 2.0%
3.00%, 7/15/12	7,900	10,207
1.88%, 7/15/13	8,000	10,158

		20,365

U.S. Treasury Notes - 51.2%
0.63%, 12/31/12	184,350	184,451
0.50%, 11/15/13	18,000	17,768
2.00%, 11/30/13	27,646	28,462
0.75%, 12/15/13	130,348	129,421
1.50%, 12/31/13	27,646	28,043
1.75%, 1/31/14	31,646	32,309
2.63%, 7/31/14	44,982	47,045

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT continued	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 53.2% continued
U.S. Treasury Notes - 51.2% continued
2.13%, 12/31/15	$26,693	$26,835
4.50%, 2/15/16	22,176	24,832
2.63%, 11/15/20	5,250	4,952

		524,118

Total U.S. Government Obligations (Cost $544,190)		544,483

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 26.0%
Northern Institutional Funds - Government Portfolio (3) (4)	265,511,016	$265,511

Total Investment Companies (Cost $265,511)		265,511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.18%, 6/16/11	$1,000	$999

Total Short-Term Investments (Cost $999)		999

Total Investments - 116.9% (Cost $1,193,169)		1,195,533

Liabilities less Other Assets - (16.9)%		(172,997)

NET ASSETS - 100.0%		$1,022,536

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2010, the value of the fund’s investment in the Government Portfolio of the Northern Institutional Funds was apprximately $78,759,000 with the net purchases of approximately $186,752,000 during the nine months ended December 31, 2010
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,193,717

Gross tax appreciation of investments	$4,861
Gross tax depreciation of investments	(3,045)

Net tax appreciation of investments	$1,816

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$384,540	(1)	$—	$384,540
U.S. Government Obligations	—	544,483	(1)	—	544,483
Investment Companies	265,511	—		—	265,511
Short-Term Investments	—	999		—	999

Total Investments	$265,511	$930,022		$—	$1,195,533

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.9%
Auto Manufacturers - 0.7%
Daimler Finance North America LLC,
7.75%, 1/18/11	$2,500	$2,506
Nissan Motor Acceptance Corp.,
3.25%, 1/30/13(1)	2,000	2,041

		4,547

Auto Parts & Equipment - 0.4%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,670	2,869

Banks - 2.4%
American Express Bank FSB,
5.55%, 10/17/12	2,100	2,246
Citigroup, Inc.,
2.29%, 8/13/13	5,500	5,593
Goldman Sachs Group (The), Inc.,
6.60%, 1/15/12	2,000	2,115
5.25%, 10/15/13	1,000	1,082
JPMorgan Chase & Co.,
1.65%, 9/30/13	3,500	3,503
Morgan Stanley,
5.63%, 1/9/12	1,000	1,044

		15,583

Beverages - 0.7%
Anheuser-Busch Cos., Inc.,
4.70%, 4/15/12	1,000	1,044
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12	1,349	1,392
2.50%, 3/26/13	2,000	2,047

		4,483

Chemicals - 1.0%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	3,295	3,461
Praxair, Inc.,
2.13%, 6/14/13	3,000	3,065

		6,526

Computers - 1.5%
Hewlett-Packard Co.,
1.25%, 9/13/13	5,000	4,999
International Business Machines Corp.,
1.00%, 8/5/13	5,000	4,982

		9,981

Cosmetics/Personal Care - 0.8%
Avon Products, Inc.,
4.80%, 3/1/13	3,020	3,243
Procter & Gamble (The) Co.,
1.38%, 8/1/12	2,000	2,022

		5,265

Diversified Financial Services - 2.2%
American Express Credit Corp.,
5.88%, 5/2/13	2,000	2,175
ERAC USA Finance LLC,
5.80%, 10/15/12(1)	2,509	2,690
2.75%, 7/1/13(1)	2,000	2,036
General Electric Capital Corp.,
2.80%, 1/8/13	1,000	1,022
5.45%, 1/15/13	1,000	1,075
National Rural Utilities Cooperative Finance Corp.,
2.63%, 9/16/12	500	514
PACCAR Financial Corp.,
1.95%, 12/17/12	1,000	1,018
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	4,000	4,093

		14,623

Electronics - 0.5%
Agilent Technologies, Inc.,
2.50%, 7/15/13	1,000	1,012
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	2,000	2,034

		3,046

Food - 1.5%
General Mills, Inc.,
6.00%, 2/15/12	2,200	2,320
H.J. Heinz Co.,
5.35%, 7/15/13	4,090	4,484
Kraft Foods, Inc.,
5.63%, 11/1/11	349	363
Safeway, Inc.,
5.80%, 8/15/12	2,623	2,823

		9,990

Healthcare - Services - 0.2%
WellPoint, Inc.,
6.80%, 8/1/12	1,000	1,086

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.9% continued
Household Products/Wares - 0.8%
Clorox Co.,
5.00%, 3/1/13	$5,000	$5,341

Insurance - 1.9%
Berkshire Hathaway, Inc.,
1.40%, 2/10/12	5,000	5,037
MetLife, Inc.,
1.54%, 8/6/13	3,500	3,554
Metropolitan Life Global Funding I,
2.88%, 9/17/12(1)	1,000	1,025
Prudential Financial, Inc.,
3.63%, 9/17/12	1,000	1,038
2.75%, 1/14/13	700	713
5.15%, 1/15/13	1,000	1,066

		12,433

Media - 0.9%
Comcast Cable Communications,
6.75%, 1/30/11	1,157	1,161
Comcast Corp.,
5.50%, 3/15/11	1,207	1,219
Time Warner Cable, Inc.,
5.40%, 7/2/12	3,000	3,185

		5,565

Office/Business Equipment - 1.2%
Pitney Bowes, Inc.,
3.88%, 6/15/13	2,500	2,595
Xerox Corp.,
5.50%, 5/15/12	5,000	5,281

		7,876

Oil & Gas - 0.9%
Murphy Oil Corp.,
6.38%, 5/1/12	4,640	4,920
Occidental Petroleum Corp.,
6.75%, 1/15/12	1,000	1,059

		5,979

Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance III LLC,
1.50%, 6/15/12	1,850	1,867

Retail - 1.1%
Darden Restaurants, Inc.,
5.63%, 10/15/12	4,900	5,245
Target Corp.,
5.13%, 1/15/13	2,000	2,165

		7,410

Semiconductors - 0.3%
Broadcom Corp.,
1.50%, 11/1/13(1)	2,000	1,986

Toys, Games & Hobbies - 0.8%
Mattel, Inc.,
5.63%, 3/15/13	5,000	5,375
Transportation - 0.8%
Union Pacific Corp.,
5.45%, 1/31/13	5,000	5,401

Total Corporate Bonds (Cost $136,666)		137,232

FOREIGN ISSUER BONDS - 4.4%
Banks - 2.5%
ANZ National International Ltd.,
2.38%, 12/21/12(1)	2,000	2,031
Bank of Montreal,
2.13%, 6/28/13	2,200	2,239
Bank of Nova Scotia,
2.25%, 1/22/13	2,300	2,342
Bank of Scotland PLC,
5.00%, 11/21/11(1) (2)	3,480	3,584
Cie de Financement Foncier,
1.04%, 7/23/12(1)	2,000	1,997
2.13%, 4/22/13(1)	1,500	1,513
Westpac Banking Corp.,
2.10%, 8/2/13	3,000	3,030

		16,736

Mining - 0.7%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	4,000	4,421

Miscellaneous Manufacturing - 0.3%
Tyco International Finance S.A.,
6.75%, 2/15/11	2,000	2,014

Oil & Gas - 0.2%
Shell International Finance B.V.,
1.88%, 3/25/13	1,000	1,015

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 4.4% continued
Pharmaceuticals - 0.2%
AstraZeneca PLC,
5.40%, 9/15/12	$1,319	$1,422

Telecommunications - 0.5%
Telefonica Emisiones S.A.U,
5.86%, 2/4/13	1,880	2,007
Vodafone Group PLC,
5.50%, 6/15/11	1,000	1,022
		3,029

Total Foreign Issuer Bonds (Cost $28,501)		28,637

MUNICIPAL BONDS - 55.7%
Alabama - 0.5%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue Bonds, Series A-1,
5.00%, 6/1/12	1,350	1,422
Alabama State Public School & College Authority Improvement Revenue Refunding Bonds, Series A,
5.00%, 5/1/13	1,000	1,088
Alabama Water Pollution Control Authority Revenue Refunding Bonds, Series B, Revolving Fund Loan,
2.00%, 8/15/13	1,010	1,010

		3,520

Alaska - 0.1%
Anchorage Water Revenue Refunding Bonds,
5.00%, 5/1/12	400	423

Arizona - 1.0%
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A, Water Quality,
4.00%, 10/1/11	500	514
Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A, Arizona Public Service Navajo,
3.63%, Mandatory Put 7/13/13	2,000	1,999
Phoenix G.O. Limited Refunding Bonds, Series C,
2.00%, 7/1/11	1,000	1,008
2.00%, 7/1/12	1,000	1,021
Pinal County Revenue Obligations Revenue Refunding Bonds,
2.50%, 8/1/12	1,190	1,213
Arizona - 1.0% continued
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series C, Salt River Project,
5.00%, 1/1/12	1,000	1,044

		6,799

California - 5.7%
Burbank Redevelopment Agency Tax Allocation Golden RMKT (FGIC Insured), Prerefunded,
5.63%, 12/1/13	1,000	1,123
California Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric,
2.25%, Mandatory Put 4/2/12	1,200	1,203
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/12	1,400	1,476
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
2.50%, 7/1/11	2,000	2,018
California State Revenue Anticipation Notes, Series A-2,
3.00%, 6/28/11	6,000	6,045
Contra Costa Water District Revenue Bonds, Series A, Notes,
1.00%, 10/1/12	3,000	3,012
Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11	4,000	4,031
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election 2004 (AGM Insured),
4.50%, 7/1/12	3,500	3,676
Riverside County Redevelopment Agency Tax Allocation, Jupura Valley Project Area (AMBAC Insured), Prerefunded,
5.13%, 10/1/11	6,235	6,578
San Joaquin County Transportation Authority Sales TRB, Measure K Senior Notes,
5.00%, 4/1/11	3,000	3,032
Tobacco Securitization Authority Settlement Revenue Bonds, Series A, Asset Backed Bonds, Prerefunded,
5.63%, 6/1/12	5,000	5,337

		37,531

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7% continued
Colorado - 0.8%
Colorado Health Facilities Authority Revenue Bonds, Series B, Sisters Leavenworth,
2.00%, 1/1/12	$1,000	$1,010
Colorado Springs Utilities System Revenue Bonds, Series A-1,
3.00%, 11/15/12	1,200	1,248
Denver City & Country G.O.Unlimited Bonds, Series D, Better Denver,
5.00%, 8/1/13	1,000	1,103
Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space,
2.00%, 11/15/13	1,070	1,082
Regional Transportation District Sales Tax Revenue Refunding Bonds,
5.00%, 11/1/12	800	861

		5,304

Connecticut - 2.8%
Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project,
1.40%, Mandatory Put 4/1/11	3,000	3,000
Connecticut State G.O Unlimited Bonds Anticipation Notes, Series A,
2.00%, 5/19/11	3,000	3,019
Connecticut State G.O. Unlimited Bonds Anticipation Notes, Series B,
4.00%, 6/1/11	1,500	1,523
Connecticut State G.O. Unlimited Bonds, Series D, Economic Recovery,
5.00%, 1/1/13	1,000	1,082
Connecticut State G.O. Unlimited Refunding Bonds, Series E,
5.50%, 11/15/12	950	1,035
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A3, Yale University,
4.00%, Mandatory Put 2/7/13	8,450	8,972

		18,631

Delaware - 0.2%
Delaware State Economic Development Authority Variable Revenue Refunding Bonds, Series C, Exmit Facility RMKT,
1.80%, Mandatory Put 6/1/12	1,200	1,199
District of Columbia - 0.4%
District of Columbia Income Tax Revenue Bonds, Secured Series D,
5.00%, 12/1/12	1,230	1,327
District of Columbia Income Tax Revenue Refunding Bonds,Secured Series C,
5.00%, 12/1/11	1,000	1,041

		2,368

Florida - 4.8%
Citizens Property Insurance Corp. Revenue Bonds, Secured Series A-1, High Risk Account,
5.00%, 6/1/13	1,200	1,260
Citizens Property Insurance Corp. Revenue Notes, Senior Secured Series A2, High Risk Senior Secured (Go Of Corp Insured),
2.00%, 4/21/11	4,000	4,014
Citizens Property Insurance Corp. Revenue Refunding Bonds Senior Secured Series A, High Risk Account (NATL-RE Insured),
5.00%, 3/1/12	1,000	1,039
Citizens Property Insurance Corp. Senior Secured Revenue Refunding Bonds, Series A, High Risk Account (NATL-RE Insured),
5.00%, 3/1/11	500	504
Escambia County PCR Refunding Bonds, Gulf Power Co. Project,
1.75%, Mandatory Put 6/15/12	1,440	1,443
Escambia County Solid Waste Disposal System Revenue Bonds, First Series, Gulf Power Co. Project,
2.00%, Mandatory Put 4/3/12	1,000	1,005
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/12	1,250	1,306
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, (NATL-RE-IBC Insured),
5.00%, 7/1/11	1,000	1,017
Florida State Board of Education Lottery Revenue Bonds, Series A,
5.00%, 7/1/12	1,470	1,559
Florida State Division Bond Finance Department General Services Revenue Refunding Bonds, Series 2000-A, Environment Protection- Preservation (AGM Insured),
6.00%, 7/1/11	685	703

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7% continued
Florida - 4.8% continued
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
3.00%, 7/1/11	$3,440	$3,484
Florida Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/13	1,000	1,096
Jacksonville Sales Tax Revenue Refunding Bonds (NATL-RE Unsured), Local Government,
5.50%, 10/1/12	1,000	1,077
Jacksonville Special Revenue Bonds, Series C-1,
4.00%, 10/1/12	750	787
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
3.00%, 7/1/13	1,000	1,036
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/11	2,000	2,064
Miami-Dade County Water & Sewer System Revenue Bonds,
2.00%, 10/1/12	935	948
Polk County Industrial Development Authority Solid Waste Display Facilities Revenue Refunding Bonds, Tempa Electric Company Project,
1.50%, Mandatory Put 3/1/11	6,200	6,199
Tampa Revenue Bonds, Baycare Health Systems,
5.00%, 11/15/11	1,010	1,040

		31,581

Georgia - 3.1%
Atlanta Tax Allocation Bonds, Station Project, Prerefunded,
7.90%, 12/1/11	1,000	1,078
Bartow County G.O Unlimited Bonds, Sales Tax (NATL-RE Insured),
5.00%, 8/1/12	2,000	2,133
Bibb County School District G.O. Unlimited Bonds, (State Aid Withholding),
3.00%, 4/1/12	1,620	1,668
Georgia Municipal Gas Authority Revenue Refunding Bonds, Gas Portfolio III Project-I (G.O of Authority Insured),
2.00%, 5/17/11	2,000	2,012
Georgia Municipal Gas Authority Revenue Refunding Bonds, Series J, Gas Portfolio III (G.O of Authority Insured),
2.00%, 11/16/11	3,000	3,035
Glynn County School G.O.Unlimited Bonds, Sales Tax (State Aid Withholding),
4.00%, 9/1/12	3,400	3,583
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/11	2,000	2,008
5.00%, 2/1/13	2,300	2,498
Monroe County Development Authority PCR Bonds, Power Co. Plant Scherer Project,
0.80%, Mandatory Put 1/7/11	2,000	2,000

		20,015

Hawaii - 0.6%
Hawaii County Improvement G.O. Unlimited Bonds, Series A (NATL-RE-FGIC Insured),
5.60%, 5/1/13	1,000	1,103
Hawaii State G.O Umlimited Bonds, Series CZ (AGM Insured), Prerefunded,
5.25%, 7/1/12	1,580	1,688
Hawaii State Highway Revenue Bonds, Series B (AGM Insured),
5.00%, 7/1/12	500	531
Honolulu Hawaii City & County G.O.Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 3/1/13	810	885

		4,207

Idaho - 0.4%
Idaho Housing & Finance Association Revenue Bonds, Series A, Grant Anticipation Federal Highway Trust (Assured Gauranty),
5.00%, 7/15/11	600	615
Idaho State Revenue Tax Anticipation Notes,
2.00%, 6/30/11	1,730	1,744

		2,359

Illinois - 1.0%
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien,
4.00%, 1/1/12	2,200	2,264

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7% continued
Illinois - 1.0% continued
Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Bremen Community (Assured Gty Insured),
3.00%, 12/15/11	$1,000	$1,024
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Advancement Fund- University Centre Project, Prerefunded,
6.63%, 5/1/12	1,000	1,089
Illinois Finance Authority Northwest University Adjustable Revenue Bonds, Subordinate Series B,
0.32%, Mandatory Put 3/1/11	1,000	1,000
Skokie Park District G.O. Unlimited Refunding Bonds, Series A,
2.50%, 12/1/11	1,100	1,113

		6,490

Indiana - 0.6%
Indiana Bond Bank Revenue Notes, Series A, Advance Funding Program,
2.00%, 1/6/11	1,000	1,000
Indiana State Finance Authority Revenue Bonds, Series A, Wabash Valley Correctional Facilities,
5.00%, 7/1/11	1,600	1,636
Indianapolis Thermal Energy System Revenue Refunding Bonds,
3.00%, 10/1/12	1,000	1,027

		3,663

Iowa - 0.5%
Iowa City Sewerage Revenue Bonds, Series A, Capital Loan Notes,
3.00%, 7/1/11	1,480	1,497
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,
3.00%, 1/1/13	2,000	2,021

		3,518

Kansas - 0.5%
Wichita G.O.Unlimited Temporary Notes, Series 240,
0.45%, 9/15/11	3,000	3,000

Kentucky - 0.5%
Kentucky Rural Water Finance Corp. Public Project Revenue Notes, Series C-1, Public Project Construction Notes,
1.50%, 12/1/11	3,000	3,028

Louisiana - 1.1%
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/13	1,275	1,381
Louisiana State Office Facilities Corp. Lease Revenue Refunding Bonds, Capitol Complex Program,
2.50%, 3/1/11(1)	1,000	1,003
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Bonds, Series B-1, Loop LLC Project,
1.60%, Mandatory Put 10/1/12	2,000	1,986
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B, Loop LLC Project,
1.88%, Mandatory Put 10/1/13	3,000	2,963

		7,333

Maine - 0.2%
Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series F,
3.70%, 11/15/12	1,035	1,078

Maryland - 0.8%
Harford County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 7/1/12	3,000	3,196
Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
4.00%, 6/1/11	1,000	1,015
4.00%, 6/1/12	1,000	1,049

		5,260

Massachusetts - 0.8%
Massachusetts State Department of Transportation Revenue Bonds, Senior Series B, Highway System,
5.00%, 1/1/13	3,000	3,206
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series K-2, Amrest College,
2.75%, Mandatory Put 1/5/12	1,000	1,021

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7%	continued
Massachusetts - 0.8% continued
Massachusetts State Special Obligation Loan Revenue Refunding Anticipation Notes,
4.00%, 6/15/12	$1,000	$1,048

		5,275

Michigan - 1.1%
Michigan Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured),
5.00%, 5/1/12	1,165	1,218
Michigan State G.O. Unlimited Notes, Series A,
2.00%, 9/30/11	3,000	3,033
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F-1, Ascension Health,
1.50%, Mandatory Put 6/1/12	2,970	2,974

		7,225

Minnesota - 3.1%
Bemidji G.O Unlimited Bonds, Temp Sales Tax,
4.50%, 2/1/12	700	702
Bloomington Port Authority Recoveryzone Facilities Revenue Bonds, Radisson Blu Moa LLC,
0.60%, Mandatory Put 3/1/11	6,000	6,000
Bloomington Port Authority Special Tax Allocation Revenue Refunding Bonds, Mall America Project,
2.00%, 2/1/11	515	516
2.00%, 2/1/12	445	450
Hennepin County G.O. Unlimited Taxable Bonds, Series E, Senior Sales,
4.00%, 12/15/13	1,500	1,631
Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/11	2,000	2,048
Minnesota State G.O. Unlimited Refunding Bonds, Series I, Trunk Highway,
5.00%, 11/1/12	1,385	1,495
Minnesota State G.O. Unlimited Refunding Variable Purpose Bonds, Series H,
5.00%, 11/1/11	3,900	4,050
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 7-A, University St. Thomas (G.O. Of University Insured),
2.00%, 10/1/11	400	403
2.00%, 10/1/12	400	404
Minnesota State Public Facilities Authority Revolving Fund Revenue Bonds, Series A,
5.00%, 3/1/12	2,745	2,890

		20,589

Mississippi - 0.5%
Mississippi Development Bank Special Obligation Revenue Bonds, Series A, Desoto County Highway,
3.00%, 1/1/12	1,000	1,024
Mississippi State G.O. Unlimited Bonds, Capital Improvement (FGIC Insured),
5.25%, 11/1/12	2,000	2,158

		3,182

Nevada - 0.1%
Clark County School District G.O. Limited Bonds, Series A (NATL -RE Insured),
7.00%, 6/1/11	550	565
Washoe County Highway TRB, Motor Vehicle Fuel,
3.00%, 2/1/12	293	300

		865

New Hampshire - 0.3%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
2.00%, 6/1/12	2,250	2,290

New Jersey - 1.6%
New Jersey Economic Development Authority Various Amt Revenue Refunding Bonds, AMT PSE & G,
1.20%, Mandatory Put 12/1/11	2,000	1,998
New Jersey State G.O Unlimited Refunding Bonds, Series H,
5.25%, 7/1/12	1,000	1,066
New Jersey State G.O Unlimited Refunding Bonds, Series S,
5.00%, 2/15/13	1,000	1,081
New Jersey State Transportation Trust Fund Authority Systems Revenue Bonds, Series B, (NATL-RE FGIC Insured),
5.25%, 12/15/12	1,755	1,882
New Jersey State Transportation Trust Fund Authority Systems Revenue Bonds, Series C, Escrowed To Maturity,
5.00%, 6/15/12	2,000	2,124

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7% continued
New Jersey - 1.6% continued
Ocean County G.O. Unlimited Refunding Bonds,
3.00%, 8/1/13	$1,000	$1,054
Salem County Pollution Control Financing Authority Revenue Refunding Bonds, Elective Gas-A-Mkt,
0.95%, Mandatory Put 11/1/11	1,400	1,398

		10,603

New Mexico - 0.2%
Albuquerque Municipal School District No 12, G.O. Unlimited Bonds, Series A, School Building (State Aid Withholding),
2.00%, 8/1/12	1,000	1,021

New York - 6.1%
Metropolitan Transportation Authority Revenue Bonds, Transportation B-Mandatory Tender,
5.00%, Mandatory Put 11/15/11	2,000	2,065
Nassau County G.O. Unlimited Refunding Revenue Bonds, Series E,
4.00%, 6/1/12	1,250	1,301
Nassau County G.O.Unlimited Anticipation Notes, Series B,
1.25%, 4/15/11	3,000	3,005
New York City Transitional Finance Authority Revenue Bonds, Series C,
5.50%, 2/15/12	1,220	1,286
New York City Transitional Finance Authority Revenue Bonds, Subseries C-1, Future Tax Secured,
3.00%, 8/1/11	1,000	1,015
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,038
New York G.O. Unlimited Bonds, Series A-1, Fiscal 2008,
5.00%, 8/1/12	1,000	1,066
New York G.O. Unlimited Bonds, Series E,
3.00%, 8/1/11	1,500	1,522
3.00%, 8/1/12	950	982
New York G.O. Unlimited Bonds, Sub Series H-2,
4.00%, 6/1/12	2,010	2,101
New York G.O.Unlimited Bonds, Series B,
4.00%, 8/1/12	1,000	1,050
New York Liberty Development Corp. Variable Revenue Bonds, Series A-2, World Trade Center,
0.32%, Mandatory Put 5/5/11	5,000	5,000
New York State Dormitory Authority Revenue Bonds, Series B, Standard University Educational Facilities- Third G,
5.25%, Mandatory Put 5/15/12	5,200	5,438
New York State Dormitory Authority Revenue Bonds, Series B, State University Educational Facilities FSA Credit (AGM-CR Insured),
5.25%, 5/15/11	2,000	2,036
New York State Dormitory Authority State Personal Income Tax Revenue Bonds, Series A,
5.00%, 2/15/11	500	503
New York State Dormitory Authority State Personal Income TRB, Series G,
2.50%, 3/15/11	550	552
New York State G.O. Unlimited Refunding Bonds, Series C,
2.00%, 2/1/11	1,000	1,001
3.00%, 2/1/12	1,000	1,028
New York State Thruway Authority General Revenue Bond Anticipation Notes,
4.00%, 7/15/11	500	510
New York State Urban Development Corp. Revenue Refunding Bonds, Series B,
5.00%, 1/1/12	1,000	1,043
Onondaga County G. O. Unlimited Bonds, Series A,
4.00%, 6/15/12	825	867
Tobacco Settlement Financing Corporation Revenue Bonds Asset-Backed, Series B,
5.00%, 6/1/12	1,100	1,163
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A-1,
4.00%, Mandatory Put 11/15/12	3,150	3,332
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series A-1,
5.00%, 11/15/11	900	935

		39,839

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7% continued
North Carolina - 1.2%
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, Duke University Health System,
0.64%, Mandatory Put 12/1/11	$3,650	$3,650
North Carolina Medical Care Commission Revenue Refunding Bonds, Baptist Hospital,
2.00%, 6/1/11	1,000	1,006
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series B,
3.00%, 11/1/12	3,075	3,180

		7,836

Ohio - 2.3%
Columbus City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FGIC Insured), Prerefunded,
5.00%, 6/1/13	3,000	3,289
Columbus Ohio G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/15/12	390	414
Columbus Ohio G.O. Unlimited Various Purpose Bonds, Series A,
5.00%, 9/1/12	1,000	1,073
Miami University General Receipts Revenue Bonds, Series B,
5.00%, 9/1/13	1,000	1,089
Ohio Air Quality Development Authority PCR Variable Refunding Bonds, First Energy Projects,
2.25%, Mandatory Put 6/3/13	3,000	2,956
Ohio State G.O. Unlimited Bonds, Series F, Infrastructure Improvement, Prerefunded,
5.00%, 2/1/13	2,000	2,160
Ohio State G.O. Unlimited Bonds, Series 1, Highway Capital Improvement,
5.00%, 5/1/12	500	529
Ohio State Water Development Authority Facilities PCR Bonds, Series B, First Energy Nuclear,
2.75%, Mandatory Put 12/2/11	1,000	1,000
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
3.00%, 12/1/11	1,000	1,024
Ohio State Water Development Authority Revenue Bonds, Series A-1, Water Development Fresh Water,
4.00%, 12/1/12	1,670	1,770

		15,304

Oklahoma - 0.5%
Oklahoma County Independent School District No. 012 G.O. Unlimited Bonds,
1.00%, 7/1/12	3,030	3,044

Oregon - 0.8%
Oregon State G.O. Limited Tax Anticipation Notes Series A,
2.00%, 6/30/11	4,000	4,033
Portland G.O. Limited Bonds, Series A, Limited Tax Improvement,
2.00%, 6/1/12	1,345	1,371

		5,404

Pennsylvania - 1.2%
Allegheny County Hospital Development Authority Revenue Bonds, Series A, University Pittsburgh Medical Center,
5.00%, 9/1/12	1,000	1,062
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series A,
0.20%, Mandatory Put 4/1/11	2,500	2,500
Pennsylvania Intergovernmental Cooperation Authority Special Tax Refunding Bonds, Philadelphia Funding Program,
5.00%, 6/15/12	1,000	1,061
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, Philadelphia Funding Program,
4.00%, 6/15/11	1,200	1,220
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series A, Temple University,
4.00%, 4/1/12	500	519
State Public School Building Authority Revenue Bonds, Lease Pennsylvania School District Project, Prerefunded,
5.25%, 6/1/13	1,305	1,437

		7,799

Rhode Island - 0.2%
Rhode Island Depositors Economic Protection Corp. Special Obligation Revenue Refunding Bonds, Series B, (NATL-RE Insured), Escrowed To Maturity,
5.80%, 8/1/12	1,000	1,078

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7% continued
South Carolina - 1.0%
Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
2.50%, 3/1/12	$1,000	$1,022
Renewable Water Resources Sewer System Revenue Refunding Bonds, Series A,
4.00%, 1/1/12	1,000	1,033
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B, Santee Cooper,
5.00%, 1/1/13	1,000	1,080
Sumter County G.O. Unlimited Bonds,
3.00%, 3/1/12	2,000	2,057
York County School District No 003 Rock Hill G.O.Unlimited Bonds, Series A,
4.00%, 3/1/13	1,000	1,065

		6,257

South Dakota - 0.5%
Huron School District Number 02-2 G.O. Unlimited Refunding Bonds (AGM Insured),
2.00%, 12/15/12	435	441
2.00%, 6/15/13	440	447
Sioux Falls Sales Tax Revenue Refunding Bonds, Series A,
3.00%, 11/15/12	2,000	2,081

		2,969

Tennessee - 0.3%
Knox County G.O. Unlimited Bonds, Series C,
2.50%, 4/1/12	1,885	1,931

Texas - 2.9%
Austin G.O. Limited Bonds, Series A, Public Improvement,
2.00%, 9/1/13	2,000	2,050
Collin County Tax G.O. Limited Refunding Bonds, Series A,
2.00%, 2/15/11	1,055	1,057
Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B, RMKT-08/15/09 (PSF-GTD Insured),
1.50%, 2/15/12	350	354
Dallas G.O. Limited Bonds, Equipment Acquisition,
4.00%, 8/15/12	1,000	1,053
Fort Worth Certificates G.O. Limited Bonds,
3.00%, 3/1/11	550	553
Harris County G.O. Unlimited Refunding Bonds, Toll Road Sub Lien (NATL-RE FGIC Insured),
6.00%, 8/1/12	2,000	2,165
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
3.00%, 3/1/11	500	502
3.00%, 3/1/12	360	369
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/12	1,000	1,056
Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Bonds, Series A, Republic Services Incorporate,
1.85%, Mandatory Put 4/1/11	1,500	1,500
San Antonio Electric & Gas System Revenue Bond, Junior Lien,
1.15%, Mandatory Put 12/3/12	700	697
San Antonio G.O. Limited Notes, Series A,
2.50%, 8/1/12	2,000	2,056
Tarrant Regional Water District Revenue Refunding & Improvement Bonds (AGM Insured),
5.00%, 3/1/12	1,500	1,576
Temple G.O. Limited Refunding Bonds,
2.00%, 8/1/12	1,000	1,017
Texas A&M University Revenue Bonds, Series D, Financing System,
4.00%, 5/15/11	1,000	1,014
Texas City Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-GTD Insured),
4.00%, 8/15/12	1,000	1,054
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/12	1,000	1,075

		19,148

Utah - 0.3%
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries B,
4.00%, 7/1/12	1,000	1,047

FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 55.7% continued
Utah - 0.3% continued
Utah State G.O. Unlimited Bonds, Series C,
3.00%, 7/1/12	$1,000	$1,036

		2,083

Virginia - 1.4%
Norfolk Virginia Capital Improvement G.O. Unlimited Revenue Refunding Bonds, Series A,
5.00%, 3/1/12	1,665	1,752
Prince William County Public Improvement G.O. Unlimited Refunding Bonds, Series A, Public Improvement,
4.00%, 8/1/12	1,480	1,560
Richmond G.O. Unlimited Refunding Bonds, Series C, Public Importance (State Aid Withholding),
2.00%, 7/15/12	1,200	1,226
Virginia College Building Authority Education Facilities Revenue Bonds, Series D, 21st Century College & Equipment,
5.00%, 2/1/11	1,000	1,004
Virginia Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Notes,
5.00%, 9/27/12	1,330	1,430
Virginia Housing Development Authority Home Ownership Mortagage Revenue Bonds, Series B (Go Of Authority Insured),
0.85%, 3/1/12	1,000	998
0.95%, 9/1/12	1,500	1,497

		9,467

Washington - 0.9%
Chelan County School District No 246 Wenatchee G.O. Unlimited Bonds, (AGM School Board Guaranty Insured),
5.50%, 1/6/12	3,000	3,204
King County G.O. Limited Tax Refunding Bonds, Series D,
4.00%, 12/1/11	1,535	1,586
University of Washington Revenue Refunding Bonds, Series A,
4.00%, 10/1/13	1,000	1,078

		5,868

West Virginia - 0.3%
West Virginia Housing Development Fund Series A, (Go of Corp Insured),
1.60%, 11/1/12	1,825	1,822
Wisconsin - 2.5%
Madison Capital Improvement G.O. Unlimited Refunding Promissory Notes, Series A,
3.00%, 10/1/12	1,000	1,041
Madison G.O. Unlimited Promisory Notes, Series E,
4.00%, 10/1/13	1,350	1,461
Madison G.O. Unlimited Refunding Promisory Notes Bonds, Series A, Capital Improvement,
3.00%, 10/1/11	1,500	1,530
Milwaukee G.O. Unlimited Promisory Notes, Series N1,
4.00%, 2/1/13	1,000	1,065
Platteville Wisconsin Water & Sewer System Revenue Bonds, Anticipation Notes,
2.00%, 6/1/12	1,600	1,605
Wisconsin School Districts Cash Flow Administration Program Tax And Revenue Anticipation Promissory Notes, Series A,
1.25%, 10/17/11	2,050	2,063
Wisconsin State Certificates of Participation, Series B, Master Lease,
4.00%, 9/1/12	2,020	2,123
Wisconsin State G.O. Unlimited Bonds, Series C,
3.00%, 5/1/12	1,075	1,109
Wisconsin State Revenue Tax Anticipation Notes,
2.00%, 6/15/11	2,900	2,921
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/12	1,600	1,702

		16,620

Total Municipal Bonds (Cost $365,279)		364,826

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	725,417	$725

Total Investment Companies (Cost $725)		725

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.7%
Alexandria Industrial Development Authority Headquarters Facilities TRB VRDB, Series A, (Sun Trust Bank LOC),
1.10%, 1/6/11	$350	$350
Apache County Industrial Development Authority Revenue Bonds VRDB, Series-83-A, Tucson Electric Power, (U.S. Bank N.A. LOC),
0.22%, 1/12/11	1,100	1,100
Austin Texas Water & Waste Water Sysyem Revenue Refunding Bonds VRDB, (Dexia Credit Local LOC),
0.39%, 1/6/11	1,450	1,450
California Pollution Control Financing Authority Environmental Improvement Revenue VRDB, Series 2/2, Air Products,
1.35%, 1/5/11	2,200	2,200
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (AGM Insured),
0.38%, 1/6/11	1,000	1,000
Chicago G.O. Unlimited Refunding Bonds VRDB, Series F,
0.10%, 1/5/11	6,000	6,000
Citizens Property Insurance Corp. Revenue Bonds VRDB, Series A3, High Risk,
1.98%, 1/13/11	3,000	3,004
Colorado Educational & Cultural Facilities Authority Revenue Bonds, First Academy Inc Project, (Fifth Third Bank LOC),
0.70%, 1/6/11	2,050	2,050
Denver City & County School District No. 1 COP VRDB Taxable Bonds VRDB (AGM Insured),
0.40%, 1/5/11	1,700	1,700
District of Columbia Income Tax Revenue Refunding VRDB, Secured Series C,
0.58%, 1/5/11	4,000	4,000
District of Columbia Revenue Bonds VRDB, Series 3-A, Tranche (Bank Of America N.A. LOC),
0.32%, 1/13/11	1,150	1,150
DuPage County Forest Preserve District,
0.90%, 11/1/11(5)	2,000	1,989
Elgin Educational Facilities Revenue Bonds VRDB, Harvest Christian Academy (Fifth Third Bank LOC),
0.71%, 1/6/11	700	700
Federal Home Loan Mortgage Corp. Family Variable Rate Certificates Revenue Bonds VRDB, (Freddie Mac Insured),
0.31%, 1/5/11	4,995	4,995
Florida Housing Finance Corp Multi Family Revenue Refunding Bonds VRDB, Project J Housing South Pointe, (FANNIE MAE Insured),
0.34%, 1/5/11	3,900	3,900
Illinois Development Finance Authority Industrial Development Authority Revenue Bonds VRDB, Katlaw Tretam & Co Project, (JP Morgan Chase & Co LOC),
0.59%, 1/3/11	2,760	2,760
Illinois Development Finance Authority Revenue Bonds VRDB, Evanston Northwest-B-Convertable,
0.13%, 1/5/11	2,000	2,000
Illinois Finance Authority Revenue Bonds VRDB, Series D, The Clare Water Project (Bank Of America N.A. LOC),
0.39%, 1/6/11	4,000	4,000
Illinois Housing Development Authority Multi Family Housing Revenue Bonds VRBD, Alden Gardens Bloomingdale (Harris N.A. LOC),
0.35%, 1/5/11	2,325	2,325
Illinois State Toll Highway Authority Revenue Bonds VRDB, Series A2, Senior Priority (AGM Insured),
0.39%, 1/6/11	1,300	1,300
Lakeland Energy System Revenue Refunding Bonds VRDB,
0.98%, 1/13/11	3,000	3,000
Louisiana Public Facilities Authority Revenue VRDB, Air Products & Chemicals Project,
1.35%, 1/12/11	2,100	2,100
Louisiana Public Facilities Authority Revenue VRDB, Project C, Air Products Chemicals,
0.17%, 1/5/11	2,100	2,100

FIXED INCOME FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.7% continued
Lowell Michigan Limited Obligation Industrial Development Revenue Bonds VRDB, Litehouse Inc. Project (Fifth Third Bank LOC),
0.75%, 1/6/11	$1,245	$1,245
Massachusetts State G.O. Unlimited Bonds VRDB, Series A,
0.61%, 1/13/11	3,900	3,902
Massachusetts State Industrial Finance Agency Industrial Revenue VRDB, Tamasi Family Issue, (RBS Citizens N.A. LOC),
1.50%, 1/6/11	600	600
Michigan State Housing Development Authority Revenue VRDB, Series C (G.O. of Authority Insured),
0.24%, 1/12/11	2,580	2,580
Mississippi Business Finance Corp. Gulf Oppurtunity Zone Revenue VRDB, (Federal Home Loan Bank LOC),
0.32%, 1/5/11	2,000	2,000
Mobile Ala Industrial Development Board PCR VRDB, Alabama Power Barry Plant 1st Series,
0.18%, 1/5/11	1,700	1,700
Montana Board of Investments Revenue VRDB, Municipal Financial Consolidated Intercap,
0.50%, 3/1/11	1,000	1,000
Municipal Electric Authority of Georgia Revenue VRDB, Sub Series B Project 1, (Dexia Credit Local LOC),
0.30%, 1/12/11	5,000	5,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue VRDB, Series AA3, 2nd General Resolution,
0.41%, 1/6/11	6,000	6,000
Noblesville Indiana Economic Development Revenue Bonds VRDB, Series A, Princeton Lakes Apartments (Lasalle Bank N.A. LOC),
0.38%, 1/3/11	2,500	2,500
Ohio State Solid Waste Revenue Refunding VRDB, Public Services Incorporation Project,
2.25%, 11/1/35	1,200	1,200
Orange County Health Facilities Authority Revenue VRDB, Adventist Long Terminal Care, (Sun Trust Bank LOC),
0.75%, 1/6/11	1,050	1,050
Pennsylvania State Higher Educational Facilities Authority College & University Revenue VRDB, College of Optometry (Wells Fargo Bank N.A. LOC),
0.33%, 1/6/11	940	940
Pennsylvania Turnpike Commission Revenue Refunding VRDB , Series A-1, Multi Modal,
0.35%, 1/6/11	6,000	6,000
Port of Arthur Navigation District Industrial Development Corp. Exemption Facilities Revenue VRDB, Air Products & Chemicals Incoporation Project,
1.70%, 1/12/11	2,000	2,000
Robbinsdale Revenue Refunding VRDB, Series A-2, North Memorial (Wells Fargo Bank N.A. LOC),
0.15%, 1/5/11	1,550	1,550
Roswell Housing Authority Multi Family Revenue Refunding VRDB, Housing Wood Crossing Project (Freddie Mac Insured),
0.35%, 1/3/11	500	500
Savannah Economic Development Authority Revenue VRDB, Calvary Day School Project (Suntrust Bank LOC),
1.08%, 1/5/11	1,000	1,000
Springfield Industrial Development Authority Revenue VRDB, DMP Properties LLC Project (Guaranty Bank LOC),
0.47%, 1/3/11	1,735	1,735
0.47%, 1/3/11	1,275	1,275
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Term Care (Suntrust Bank LOC),
0.75%, 1/6/11	2,665	2,665
Texas State G.O. Unlimited VRDB, Texas Veterans Housing Assistant FD II,
0.22%, 1/12/11	1,960	1,960
Traer Creek Metropolitan District Revenue VRDB, Avon (BNP Paribas LOC),
0.60%, 1/5/11	4,000	4,000
Vermont Industrial Development Authority Hydro Electric VRDB, Public Services Corp. (TD Bank N.A. LOC),
0.35%, 1/15/11	1,000	1,000
Volusia County Industrial Development Authority Revenue VRDB, Series B, Taxable Convertable Intelletec, (LaSalle Bank Midwest LOC),
0.85%, 10/28/11	1,000	1,000

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.7% continued
Washington State Health Care Facilities Authority Revene VRDB, Series B, Catholic Health,
0.22%, 3/1/32	$1,000	$1,000
Washington State Housing Finance Commission Non Profit Revenue Refunding VRDB, Judson Pk Project (Sovereign Bank FSB),
0.80%, 1/6/11	3,000	3,000
Washington State Housing Finance Commission Revenue VRDB, Series VR-2A (AMT), Single Family Program (GNMA/FNMA/FHLMC Insured),
0.36%, 1/6/11	1,150	1,150
Westchester County Industrial Development Agency Civic Factory Revenue VRDB , Catherine Field Home, (Sovereign Bank LOC),
0.78%, 1/6/11	4,665	4,665
Winston-Salem NC Water and Sewer System, Revenue VRDB, Series B,
0.23%, 1/12/11	1,000	1,000
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Series B, Lindengrove Incorporation, (Bank One N.A. LOC),
0.31%, 1/6/11	2,415	2,415

Total Short-Term Investments (Cost $122,810)		122,805

Total Investments - 99.8% (Cost $653,981)		654,225

Other Assets less Liabilities - 0.2%		1,242

NET ASSETS - 100.0%		$655,467

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accor- dance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of the restricted illiquid security amounted to approximately $3,584,000 or 0.55% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Scotland PLC,
5.00%, 11/21/2011	07/22/10	$3,625

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $25,451,000 with net sales of approximately $24,726,000 during the nine months ended December 31, 2010.
(5)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$653,981

Gross tax appreciation of investments	$1,442
Gross tax depreciation of investments	(1,198)

Net tax appreciation of investments	$244

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$137,232	(1)	$—	$137,232
Foreign Issuer Bonds Banks	—	13,152		3,584	16,736
Mining	—	4,421		—	4,421
Miscellaneous Manufacturing	—	2,014		—	2,014
Oil & Gas	—	1,015		—	1,015
Pharmeceuticals	—	1,422		—	1,422
Telecommunications	—	3,029		—	3,029
Municipal Bonds	—	364,826	(1)	—	364,826
Investment Companies	725	—		—	725
Short-Term Investments	—	117,810		4,995	122,805

Total Investments	$725	$644,921		$8,579	$654,225

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

FIXED INCOME FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/10 (000S)
Foreign Issuer Bond
Banks	$—	$—	$(41)	$3,625	$—	$3,584
Short-Term Investments	—	—	—	4,995	—	4,995

Total	$—	$—	$(41)	$8,620	$—	$8,579

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

CR - Custodial Receipts

FHLMC - Freddie Mac

FNMA - Fannie Mae

FSB - Federal Savings Bank

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

NATL-RE - National Public Finance Gurantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qulaified- School Bond Loan Fund

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 12.4%
Automobile - 7.8%
Ally Auto Receivables Trust, Series 2009-A, Class A2,
1.32%, 3/15/12(1)	$184	$184
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12(1)	592	593
Ally Auto Receivables Trust, Series 2010-2, Class A2,
0.89%, 9/17/12	1,100	1,102
Americredit Prime Automobile Receivable, Series 2009-1, Class A3,
2.21%, 1/15/14	500	507
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(1)	583	587
BMW Vehicle Owner Trust, Series 2010-A, Class A3,
1.39%, 4/25/14	2,000	2,015
CarMax Auto Owner Trust, Series 2009-2, Class A3,
1.74%, 4/15/14	1,500	1,516
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	442	449
Chrysler Financial Auto Securitization Trust, Series 2009-B, Class A2,
1.15%, 11/8/11	575	576
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2,
0.69%, 1/8/13	2,000	2,000
Ford Credit Auto Owner Trust, Series 2009-D, Class A2,
1.21%, 1/15/12	56	56
Ford Credit Auto Owner Trust, Series 2009-E, Class A3,
1.51%, 1/15/14	500	504
Ford Credit Auto Owner Trust, Series 2010-A, Class A2,
0.72%, 9/15/12	492	492
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3,
2.62%, 3/15/14	500	506
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,
1.74%, 9/15/13	1,000	1,008
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13	477	483
Honda Auto Receivables Owner Trust, Series 2010-1, Class A2,
0.62%, 2/21/12	1,033	1,034
Hyundai Auto Receivables Trust, Series 2009-A, Class A3,
2.03%, 8/15/13	1,000	1,011
Hyundai Auto Receivables Trust, Series 2010-A, Class A3,
1.50%, 10/15/14	1,000	1,010
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	1,000	1,010
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,
1.42%, 8/15/14	1,000	1,009
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2,
0.55%, 3/15/13	2,000	1,999
Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3,
1.27%, 12/16/13	2,000	2,014
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3,
1.04%, 2/18/14	1,000	1,004
USAA Auto Owner Trust, Series 2009-1, Class A3,
3.02%, 6/17/13	600	607
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	1,000	1,007
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3,
1.31%, 1/20/14	1,500	1,508
World Omni Auto Receivables Trust, Series 2010-A, Class A3,
1.34%, 12/16/13	1,350	1,359

		27,150

Credit Card - 2.9%
American Express Credit Account Master Trust, Series 2010-1, Class A,
0.51%, 11/16/15	2,050	2,050
BA Credit Card Trust, Series 2010-A1, Class A1,
0.56%, 9/15/15	2,500	2,499
Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,
2.70%, 6/24/13	500	506

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 12.4% continued
Credit Card - 2.9% continued
Discover Card Master Trust, Series 2009-A2, Class A,
1.56%, 2/17/15	$600	$609
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A,
3.69%, 7/15/15	600	623
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A,
2.54%, 9/15/14	500	506
Gracechurch Card Funding PLC, Series 2010-1A, Class A,
0.87%, 11/15/14(1)	3,000	3,000

		9,793

Equipment - 1.7%
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	1,300	1,311
CNH Equipment Trust, Series 2010-A, Class A2,
0.81%, 8/15/12	399	399
0.83%, 4/15/13	1,000	1,000
John Deere Owner Trust, Series 2009-B, Class A3,
1.57%, 10/15/13	1,500	1,510
Volvo Financial Equipment LLC, Series 2010-1A, Class A2,
1.06%, 6/15/12(1)	1,700	1,703

		5,923

Total Asset-Backed Securities (Cost $42,641)		42,866

CORPORATE BONDS - 54.9%
Aerospace/Defense - 0.4%
Boeing (The) Co.,
1.88%, 11/20/12	1,500	1,527

Auto Manufacturers - 0.8%
Daimler Finance N.A. LLC,
7.75%, 1/18/11	1,500	1,503
Nissan Motor Acceptance Corp.,
3.25%, 1/30/13(1)	1,400	1,429

		2,932

Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,600	2,794

Banks - 6.1%
American Express Bank FSB,
5.55%, 10/17/12	1,300	1,390
Citigroup, Inc.,
2.29%, 8/13/13	3,000	3,051
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	500	501
3.63%, 8/1/12	1,000	1,032
4.75%, 7/15/13	2,000	2,131
JPMorgan Chase & Co.,
5.38%, 10/1/12	800	858
1.05%, 9/30/13	2,000	2,006
1.65%, 9/30/13	2,000	2,001
Morgan Stanley,
0.54%, 1/9/12	1,500	1,499
2.79%, 5/14/13	2,000	2,073
PNC Funding Corp.,
1.88%, 6/22/11	1,500	1,512
US Bancorp,
1.13%, 10/30/13	3,000	2,971

		21,025

Beverages - 3.9%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12	1,000	1,032
1.03%, 3/26/13	700	706
2.50%, 3/26/13	1,000	1,023
Coca-Cola (The) Co.,
0.34%, 5/15/12	1,000	1,001
0.75%, 11/15/13	2,000	1,974
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	2,500	2,476
Dr Pepper Snapple Group, Inc.,
1.70%, 12/21/11	2,800	2,825
PepsiCo, Inc.,
0.32%, 7/15/11	1,500	1,500
0.88%, 10/25/13	1,100	1,087

		13,624

Chemicals - 2.2%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	3,000	3,151
EI du Pont de Nemours & Co.,
4.75%, 11/15/12	1,000	1,066
PPG Industries, Inc.,
5.75%, 3/15/13	1,125	1,221

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 54.9% continued
Chemicals - 2.2% continued
Praxair, Inc.,
1.75%, 11/15/12	$1,500	$1,520
2.13%, 6/14/13	600	613

		7,571

Computers - 2.0%
Hewlett-Packard Co.,
1.34%, 5/27/11	1,500	1,506
1.25%, 9/13/13	1,500	1,500
International Business Machines Corp.,
0.33%, 6/15/12	3,000	3,001
1.00%, 8/5/13	1,000	996

		7,003

Cosmetics/Personal Care - 1.5%
Avon Products, Inc.,
4.80%, 3/1/13	3,000	3,221
Procter & Gamble (The) Co.,
1.38%, 8/1/12	2,000	2,022

		5,243

Diversified Financial Services - 8.9%
American Express Credit Corp.,
5.88%, 5/2/13	1,000	1,087
American Honda Finance Corp.,
2.38%, 3/18/13(1)	1,300	1,322
1.63%, 9/20/13(1)	1,800	1,804
BlackRock, Inc.,
2.25%, 12/10/12	1,000	1,023
Boeing Capital Corp.,
5.80%, 1/15/13	1,000	1,091
Caterpillar Financial Services Corp.,
0.51%, 7/24/12	2,000	2,000
2.00%, 4/5/13	1,000	1,017
1.55%, 12/20/13	1,000	1,001
ERAC USA Finance LLC,
5.80%, 10/15/12(1)	1,500	1,608
2.75%, 7/1/13(1)	1,000	1,018
General Electric Capital Corp.,
2.80%, 1/8/13	1,000	1,022
1.14%, 1/15/13	1,000	1,003
1.88%, 9/16/13	2,000	2,001
John Deere Capital Corp.,
0.99%, 1/18/11	2,205	2,206
1.88%, 6/17/13	1,600	1,619
MassMutual Global Funding II,
0.80%, 9/27/13(1)	3,000	2,996
National Rural Utilities Cooperative Finance Corp.,
2.63%, 9/16/12	500	514
PACCAR Financial Corp.,
1.95%, 12/17/12	1,000	1,018
0.71%, 4/5/13	1,500	1,500
2.05%, 6/17/13	1,000	1,018
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	2,800	2,865

		30,733

Electric - 1.0%
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	2,000	2,060
Southern Co.,
0.69%, 10/21/11	1,500	1,505

		3,565

Electronics - 0.8%
Agilent Technologies, Inc.,
2.50%, 7/15/13	1,000	1,012
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	1,600	1,627

		2,639

Food - 3.9%
General Mills, Inc.,
6.00%, 2/15/12	1,500	1,582
HJ Heinz Co.,
5.35%, 7/15/13	3,000	3,289
Kellogg Co.,
6.60%, 4/1/11	1,000	1,015
4.25%, 3/6/13	1,450	1,539
Kraft Foods, Inc.,
6.25%, 6/1/12	652	697
6.00%, 2/11/13	1,000	1,095
Kroger (The) Co.,
5.00%, 4/15/13	2,200	2,370
Safeway, Inc.,
6.50%, 3/1/11	2,000	2,016

		13,603

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 54.9% continued
Healthcare - Products - 0.3%
Baxter International, Inc.,
1.80%, 3/15/13	$1,000	$1,016

Healthcare - Services - 0.3%
WellPoint, Inc.,
5.00%, 1/15/11	1,200	1,201

Household Products/Wares - 0.6%
Clorox Company.,
5.00%, 3/1/13	2,100	2,243

Insurance - 3.2%
Berkshire Hathaway, Inc.,
0.72%, 2/11/13	1,600	1,608
2.13%, 2/11/13	1,600	1,634
MetLife Institutional Funding II,
0.70%, 3/27/12(1)	1,600	1,599
MetLife, Inc.,
1.54%, 8/6/13	2,500	2,538
Metropolitan Life Global Funding I,
2.88%, 9/17/12(1)	1,000	1,025
Prudential Financial, Inc.,
3.63%, 9/17/12	1,000	1,038
5.15%, 1/15/13	1,500	1,600

		11,042

Internet - 0.5%
eBay, Inc.,
0.88%, 10/15/13	1,700	1,683

Media - 1.2%
Comcast Cable Communications LLC,
6.75%, 1/30/11	1,000	1,004
Comcast Corp.,
5.50%, 3/15/11	1,000	1,010
Time Warner Cable, Inc.,
5.40%, 7/2/12	2,000	2,123

		4,137

Miscellaneous Manufacturing - 1.8%
3M Company.,
4.50%, 11/1/11	1,500	1,553
Dover Corp.,
6.50%, 2/15/11	1,495	1,505
Honeywell International, Inc.,
6.13%, 11/1/11	1,600	1,677
4.25%, 3/1/13	1,325	1,417

		6,152

Office/Business Equipment - 1.3%
Pitney Bowes, Inc.,
3.88%, 6/15/13	1,500	1,557
Xerox Corp.,
5.50%, 5/15/12	2,800	2,957

		4,514

Oil & Gas - 1.9%
Marathon Oil Corp.,
6.13%, 3/15/12	1,000	1,057
Murphy Oil Corp.,
6.38%, 5/1/12	3,000	3,181
Occidental Petroleum Corp.,
6.75%, 1/15/12	2,100	2,224

		6,462

Pharmaceuticals - 1.6%
Abbott Laboratories,
5.60%, 5/15/11	1,200	1,224
Novartis Capital Corp.,
1.90%, 4/24/13	2,100	2,133
Teva Pharmaceutical Finance III LLC,
0.70%, 12/19/11	2,200	2,209

		5,566

Retail - 5.6%
AutoZone, Inc.,
5.88%, 10/15/12	2,100	2,258
CVS Caremark Corp.,
5.75%, 8/15/11	2,100	2,165
Darden Restaurants, Inc.,
5.63%, 10/15/12	2,800	2,997
Home Depot (The), Inc.,
5.20%, 3/1/11	2,100	2,115
McDonald’s Corp.,
8.88%, 4/1/11	1,550	1,582
5.75%, 3/1/12	1,000	1,052
Target Corp.,
4.00%, 6/15/13	2,000	2,136
Walgreen Co.,
4.88%, 8/1/13	2,000	2,185
Wal-Mart Stores, Inc.,
0.75%, 10/25/13	3,000	2,973

		19,463

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 54.9% continued
Semiconductors - 0.6%
Broadcom Corp.,
1.50%, 11/1/13(1)	$2,000	$1,986

Software - 0.8%
Microsoft Corp.,
0.88%, 9/27/13	2,325	2,312
Oracle Corp.,
5.00%, 1/15/11	500	501

		2,813

Telecommunications - 0.6%
Cellco Partnership/Verizon Wireless Capital LLC,
2.88%, 5/20/11	1,500	1,515
3.75%, 5/20/11	500	506

		2,021

Toys, Games & Hobbies - 0.9%
Mattel, Inc.,
5.63%, 3/15/13	3,000	3,225

Transportation - 1.4%
Union Pacific Corp.,
5.45%, 1/31/13	3,020	3,262
United Parcel Service, Inc.,
4.50%, 1/15/13	1,539	1,646

		4,908

Total Corporate Bonds (Cost $190,083)		190,691

COVERED BONDS - 2.8%
Banks - 2.8%
Bank of Nova Scotia,
1.45%, 7/26/13(1)	1,300	1,300
Bank of Scotland PLC,
5.00%, 11/21/11(1) (2)	4,000	4,120
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13(1)	1,400	1,425
Cie de Financement Foncier,
1.04%, 7/23/12(1)	2,000	1,997
2.13%, 4/22/13(1)	1,000	1,008

		9,850

Total Covered Bonds (Cost $9,810)		9,850

FOREIGN ISSUER BONDS - 13.6%
Agency - 0.4%
Kreditanstalt fuer Wiederaufbau,
0.28%, 2/22/13	1,500	1,497

Banks - 5.5%
ANZ National International Ltd.,
2.38%, 12/21/12(1)	750	762
Australia & New Zealand Banking Group Ltd.,
0.59%, 10/21/11(1)	1,500	1,502
Bank of Montreal,
2.13%, 6/28/13	2,500	2,544
Bank of Nova Scotia,
0.55%, 3/5/12	1,500	1,503
Credit Suisse (New York),
3.45%, 7/2/12	500	518
HSBC Bank PLC,
0.94%, 8/12/13(1)	2,000	1,998
National Australia Bank Ltd.,
0.77%, 1/8/13(1) (2)	1,500	1,501
1.06%, 12/10/13(1)	2,500	2,496
Rabobank Nederland N.V.,
0.49%, 1/26/12(1)	1,000	1,000
2.65%, 8/17/12(1)	600	616
Westpac Banking Corp.,
2.25%, 11/19/12	1,500	1,535
2.10%, 8/2/13	1,200	1,212
1.03%, 12/9/13	2,000	2,008

		19,195

Beverages - 0.7%
Diageo Capital PLC,
5.13%, 1/30/12	1,000	1,044
SABMiller PLC,
6.20%, 7/1/11(1)	1,500	1,539

		2,583

Chemicals - 0.7%
Potash Corp. of Saskatchewan, Inc.,
7.75%, 5/31/11	2,200	2,264

Healthcare - Products - 0.6%
Covidien International Finance S.A.,
1.88%, 6/15/13	2,000	2,024

Healthcare - Services - 0.3%
Roche Holdings, Inc.,
2.29%, 2/25/11(1)	1,000	1,003

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.6% continued
Mining - 1.4%
BHP Billiton Finance USA Ltd.,
5.13%, 3/29/12	$1,500	$1,578
4.80%, 4/15/13	1,000	1,083
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	2,000	2,210

		4,871

Miscellaneous Manufacturing - 1.8%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	1,000	1,106
Tyco Electronics Group S.A.,
6.00%, 10/1/12	2,000	2,150
Tyco International Finance S.A.,
6.00%, 11/15/13	2,800	3,106

		6,362

Pharmaceuticals - 0.5%
AstraZeneca PLC,
5.40%, 9/15/12	1,500	1,618

Regional - 0.6%
Province of Ontario Canada,
0.45%, 5/7/13	2,000	1,998

Telecommunications - 1.1%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	2,500	2,669
Vodafone Group PLC,
5.50%, 6/15/11	1,000	1,022

		3,691

Total Foreign Issuer Bonds (Cost $46,956)		47,106

U.S. GOVERNMENT AGENCIES - 4.1% (3)
Fannie Mae - 0.9%
1.00%, 11/23/11	1,000	1,006
1.25%, 6/22/12	2,000	2,021

		3,027

Federal Farm Credit Bank - 1.6%
1.14%, 5/17/12	2,200	2,207
0.24%, 7/16/12	2,000	1,999
0.23%, 1/25/13	1,500	1,499

		5,705

Federal Home Loan Bank - 0.4%
0.17%, 8/5/11	1,400	1,399

Freddie Mac - 1.2%
0.22%, 2/16/12	2,100	2,099
1.75%, 6/15/12	2,000	2,035

		4,134

Total U.S. Government Agencies (Cost $14,211)		14,265

U.S. GOVERNMENT OBLIGATIONS - 0.3%
U.S. Treasury Notes - 0.3%
0.88%, 5/31/11	1,000	1,003

Total U.S. Government Obligations (Cost $999)		1,003

MUNICIPAL BONDS - 2.8%
California - 0.9%
California State Revenue Anticipatory Notes, Series A-2,
3.00%, 6/28/11	3,000	3,023

Florida - 1.5%
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account,
2.00%, 4/21/11	1,700	1,706
Florida Hurricane Catastrophe Fund Finance Corp. Floating Rates Notes Revenue Bonds, Series A,
1.04%, 10/15/12	3,500	3,422

		5,128

New York - 0.3%
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,037

Virginia - 0.1%
Virginia State G.O. Unlimited Bonds, Build America Bonds, Series E-1,
1.20%, 6/1/11	500	501

Total Municipal Bonds (Cost $9,679)		9,689

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	6,033,219	$6,033

Total Investment Companies (Cost $6,033)		6,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.6%
Alexandria Industrial Development Authority Headquarters Facilities Taxable VRDB, Series A, (Suntrust Bank LOC),
1.10%, 1/6/11	$3,000	$3,000
Denver City & County School District No. 1 COP, Variable Taxable Bond, Series B (AGM Insured),
0.40%, 1/5/11	3,000	3,000
Federal Home Loan Bank Discount Notes,
0.20%, 3/7/11(6)	4,000	3,999
Freddie Mac Discount Notes,
0.21%, 3/15/11(6)	5,000	4,999
0.23%, 4/5/11(6)	5,000	4,999
New York State Housing Finance Agency Variable TRB, Series B, 455 West 37th Street (Landes Bank LOC),
0.34%, 1/5/11	2,100	2,100
Texas State G.O. Unlimited Refunding VRDB, Adjustable Tax Rate, Series B, Vets Housing Project,
0.34%, 1/5/11	950	950

Total Short-Term Investments (Cost $23,043)		23,047

Total Investments - 99.2% (Cost $343,455)		344,550

Other Assets less Liabilities - 0.8%		2,686

NET ASSETS - 100.0%		$347,236

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of these restricted illiquid securities amounted to approximately $5,621,000 or 1.62% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Scotland PLC,
5.00%, 11/21/11	7/22/10	$4,167

National Australia Bank Ltd.,
0.77%, 1/8/13	1/5/10	1,500

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,095,000 with net sales of approximately $62,000 during the nine months ended December 31, 2010.
(6)	Zero coupon bond reflects effective yield on the date of purchase.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$343,455

Gross tax appreciation of investments	$1,505
Gross tax depreciation of investments	(410)

Net tax appreciation of investments	$1,095

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities
Automobile	$—	$27,150		$—	$27,150
Credit Card	—	6,793		3,000	9,793
Equipment	—	5,923		—	5,923
Corporate Bonds	—	190,691	(1)	—	190,691
Covered Bonds
Banks	—	5,730		4,120	9,850
Foreign Issuer Bonds	—	47,106	(1)	—	47,106
U.S. Government Agencies	—	14,265	(1)	—	14,265
U.S. Government Obligations	—	1,003		—	1,003
Municipal Bonds	—	9689	(1)	—	9,689
Investment Companies	6,033	—		—	6,033
Short-Term Investments	—	23,047		—	23,047

Total Investments	$6,033	$331,397		$7,120	$344,550

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/10 (000S)
Asset-Back Securities
Credit Card	$—	$—	$—	$3,000	$—	$3,000
Corporate Bonds
Beverages	701	—	(1)	(700)	—	—
Covered Bonds
Banks	—	—	(47)	4,167	—	4,120

Total	$701	$—	$(48)	$6,467	$—	$7,120

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at December 31, 2010 was approximately $(47,000).

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

COP - Certificate of Participation

G.O. - General Obligation

LOC - Letter of Credit

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.7%(1)
Fannie Mae - 31.3%
0.55%, 11/1/12	$1,100	$1,096
2.13%, 1/25/13	1,000	1,001
2.00%, 4/15/13	1,000	1,004
0.50%, 10/28/13	1,175	1,169
2.63%, 11/20/14	1,000	1,038
3.00%, 2/17/15	1,200	1,204
1.60%, 11/23/15	1,075	1,043
2.25%, 3/2/17	1,000	1,017
Pool #190371,
6.50%, 7/1/36	871	971
Pool #555649,
7.50%, 10/1/32	208	239
Pool #745148,
5.00%, 1/1/36	1,489	1,572
Pool #893082,
5.79%, 9/1/36	498	524
Pool #AH1166,
4.50%, 12/1/40(2)	389	400
Pool TBA,
0.01%, 1/15/26(2)	1,245	1,254
4.50%, 1/15/40(2)	2,936	3,014
6.00%, 1/15/40(2)	1,500	1,630
3.50%, 12/31/40(2)	1,930	2,029
5.50%, 12/31/64(2)	3,000	3,210
Series 2007, Class 26C,
5.50%, 3/25/33	913	971

		24,386

Federal Home Loan Bank - 1.7%
1.63%, 11/21/12	1,300	1,323

Freddie Mac - 5.7%
1.40%, 7/26/13	900	900
3.00%, 7/28/14	750	790
Pool #1J0365,
5.74%, 4/1/37	617	654
Pool #1J2840,
5.90%, 9/1/37	1,204	1,277
Pool #410092,
2.54%, 11/1/24	49	51
Series 2944, Class WD,
5.50%, 11/15/28	789	802

		4,474

Government National Mortgage Association - 6.6%
Pool TBA,
4.50%, 1/15/40(2)	2,440	2,533
Series 2007, Class 15A,
4.51%, 10/16/28	731	755
Series 2007, Class 4A,
4.21%, 6/16/29	422	436
Series 2008, Class 14AC,
4.46%, 12/16/30	681	726
Series 2008, Class 8A,
3.61%, 11/16/27	704	718

		5,168

Government National Mortgage Association I - 1.2%
Pool #268360,
10.00%, 4/15/19	20	23
Pool #270288,
10.00%, 6/15/19	21	24
Pool #737270,
5.00%, 5/15/40	816	868

		915

Government National Mortgage Association II - 1.2%
Pool #82581,
4.00%, 7/20/40	854	898

Total U.S. Government Agencies (Cost $36,830)		37,164

U.S. GOVERNMENT OBLIGATIONS - 51.4%
U.S. Treasury Inflation Indexed Notes - 2.1%
3.00%, 7/15/12	625	808
1.88%, 7/15/13	650	825

		1,633

U.S. Treasury Notes - 49.3%
0.63%, 12/31/12	5,500	5,503
0.50%, 11/15/13	1,700	1,678
0.75%, 12/15/13	4,668	4,635
2.13%, 12/31/15	2,449	2,462
4.50%, 2/15/16	2,300	2,575
3.00%, 2/28/17	2,564	2,644
2.50%, 6/30/17	275	274
2.75%, 12/31/17	9,264	9,284
3.50%, 2/15/18	750	789

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 51.4 % continued
U.S. Treasury Notes - 49.3% continued
3.38%, 11/15/19	$4,675	$4,773
2.63%, 11/15/20	4,033	3,804

		38,421

Total U.S. Government Obligations (Cost $40,027)		40,054

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES -18.4%
Northern Institutional Funds - Government Portfolio (3) (4)	14,287,421	$14,287

Total Investment Companies (Cost $14,287)		14,287

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS- 0.3%
U.S. Treasury Bill,
0.18%, 6/16/11	$250	$250

Total Short-Term Investments (Cost $250)		250

Total Investments - 117.8% (Cost $91,394)		91,755

Liabilities less Other Assets - (17.8)%		(13,868)

NET ASSETS - 100.0%		$77,887

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2010, the value of the Fund’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $3,687,000 with net purchases of approximately $10,600,000 during the nine months ended December 31, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$91,584

Gross tax appreciation of investments	$651
Gross tax depreciation of investments	(480)

Net tax appreciation of investments	$171

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices) Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$37,164	(1)	$—	$37,164
U.S. Government Obligations	—	40,054	(1)	—	40,054
Investment Companies	14,287	—		—	14,287
Short-Term Investments	—	250		—	250

Total Investments	$14,287	$77,468		$—	$91,755

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%
Arizona - 94.3%
Arizona School Facilities Board COP,
5.25%, 9/1/23	$2,000	$2,037
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured),
5.00%, 7/1/18	1,500	1,605
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/28	1,770	1,816
Arizona State University COP, Research Infrastructure Project (AMBAC Insured),
5.00%, 9/1/30	2,000	1,922
Arizona State University System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,431
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A, Water Quality,
5.00%, 10/1/30	2,000	2,046
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured),
5.00%, 7/1/23	1,000	1,019
Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona G.O. Unlimited Bonds, Series B, School Improvement Project 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,445
Coconino County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/18	650	727
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,032
Glendale G.O. Unlimited Bonds,
2.00%, 7/1/18	2,600	2,433
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),
5.00%, 7/1/25	2,000	2,070
Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured),
5.00%, 7/1/28	2,000	2,004
Goodyear G.O. Unlimited Bonds (NATL-RE Insured),
5.00%, 7/1/16	1,300	1,462
5.00%, 7/1/18	640	706
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	1,908
5.25%, 8/1/31	1,005	995
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A,
4.13%, 8/1/19	630	635
Maricopa County Community College District G.O. Unlimitied Bonds, Series C,
3.00%, 7/1/22	2,000	1,866
Maricopa County Elementary School District No. 1 Phoenix Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2010,
4.00%, 7/1/16	1,500	1,621
Maricopa County Elementary School District No. 1 Phoenix Elementary G.O. Unlimited Bonds, Series B, School Improvement Project 2006,
4.50%, 7/1/21	1,190	1,226
Maricopa County Elementary School District No.8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	680	758
Maricopa County School District No. 8 Osborn G.O. Limited Refunding Bonds, Bank Qualified (NATL-RE FGIC Insured),
4.70%, 7/1/14	1,000	1,084
Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	260
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/17	1,000	1,081
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,001
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	187

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
Arizona - 94.3% continued
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured),
5.25%, 7/1/15	$1,000	$1,103
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	504
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	150	168
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,055
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,110
5.00%, 7/1/23	1,000	1,048
Northern Arizona University COP, University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	378
Northern Arizona University System Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.25%, 6/1/15	1,000	1,111
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
3.00%, 7/1/18	1,000	962
4.00%, 7/1/19	600	605
3.50%, 7/1/20	1,300	1,230
5.00%, 7/1/34	3,435	3,214
5.00%, 7/1/40	2,500	2,392
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B, Senior Lien (AMT),
5.25%, 7/1/16	1,000	1,104
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (NATL-RE Insured),
4.75%, 7/1/24	1,250	1,264
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/29	1,010	1,015
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,924
5.50%, 7/1/21	1,080	1,213
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured),
5.50%, 7/1/17	3,500	3,712
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	1,000	1,087
5.00%, 7/1/23	1,000	1,075
5.00%, 7/1/39	530	521
Phoenix G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/20	3,000	3,312
Phoenix G.O. Refunding Limited Bonds, Series C,
3.00%, 7/1/20	1,000	975
Phoenix Various Purpose G.O. Unlimited Bonds, Series B, Partially Prerefunded,
5.38%, 7/1/20	1,000	1,050
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	1,963
4.00%, 7/1/23	500	487
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,095
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,129
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Salt River Project,
5.00%, 1/1/37	5,005	4,991
Scottsdale Municipal Property Corp. Excise Refunding TRB,
5.00%, 7/1/30	1,655	1,734
Scottsdale Municipal Property Corp. Excise TRB, Water & Sewer Improvement Project,
4.00%, 7/1/24	1,775	1,727
Scottsdale Preserve Authority Excise Refunding TRB,
5.25%, 7/1/21	2,000	2,229

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
Arizona - 94.3% continued
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/21	$1,195	$1,283
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,075
Tucson COP (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,004
5.00%, 7/1/29	1,000	978
Tucson Water Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,638
Tucson Water Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	2,085	2,125
Tucson Water System Revenue Bonds, Series A,
4.40%, 7/1/24	2,400	2,360
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,029
5.00%, 7/1/28	1,945	1,929
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured),
5.00%, 7/1/17	1,100	1,196

		99,481

Puerto Rico - 2.9%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,524
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriated (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,350	1,569

		3,093

Total Municipal Bonds (Cost $101,889)		102,574

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Tax-Exempt Portfolio (1) (2)	498,107	$498

Total Investment Companies (Cost $498)		498

Total Investments - 97.7% (Cost $102,387)		103,072

Other Assets less Liabilities - 2.3%		2,380

NET ASSETS - 100.0%		$105,452

(1)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,562,000 with net sales of approximately $1,064,000 during the nine months ended December 31, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages	shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$102,387

Gross tax appreciation of investments	$2,239
Gross tax depreciation of investments	(1,554)

Net tax appreciation of investments	$685

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	DECEMBER 31, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$102,574	(1)	$—	$102,574
Investment Companies	498	—		—	498

Total Investments	$498	$102,574		$—	$103,072

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%
California - 95.7%
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	$3,500	$3,583
5.00%, 8/1/17	2,405	2,490
Bay Area Toll Authority Bridge Revenue Bonds,
5.00%, 10/1/27	2,035	1,999
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	1,500	1,503
California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University,
5.25%, 12/1/32	2,500	2,556
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.50%, 10/1/17	1,100	1,247
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,074
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,000
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,073
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded,
5.38%, 5/1/12	745	798
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,569
California State Department of Water Resources Power Supply Revenue Bonds, Series M,
4.00%, 5/1/16	2,010	2,168
5.00%, 5/1/18	5,000	5,620
4.00%, 5/1/19	3,230	3,355
California State Department of Water Resources Power Supply Revenue Bonds, Unrefunded Balance, Series A (AMBAC Insured),
5.50%, 5/1/13	500	535
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/19	5,000	5,451
California State G.O. Unlimited Bonds,
4.00%, 11/1/16	380	396
5.00%, 11/1/16	740	812
5.00%, 11/1/21	340	349
California State G.O. Unlimited Bonds, Unrefunded Balance, (NATL-RE FGIC Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Bonds, Unrefunded Balance, Series-2007 (FGIC Insured),
5.38%, 6/1/26	2,255	2,255
California State Public Works Board Lease Revenue Bonds, Series A, Department Mental Health-Coalinga,
5.25%, 6/1/13	4,835	5,113
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,011
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,250	1,308
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,551
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,057
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,332
California State Revenue Anticipation Notes, Series A-2,
3.00%, 6/28/11	5,000	5,038

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7% continued
California - 95.7% continued
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	$4,750	$4,784
6.00%, 11/1/35	5,000	5,123
California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.00%, 8/1/12	1,775	1,838
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (NATL-RE Insured),
5.50%, 8/15/12	1,745	1,811
Carlsbad Unified School District Capital Appreciation G.O. Unlimited Bonds,
6.10%, 5/1/19(1)	1,250	841
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (NATL-RE Insured),
5.25%, 8/1/32	1,500	1,527
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,204
Corona-Norca Unified School District Capital Appreciation G.O. Unlimited Bonds, (Assured Guaranty Insured),
8.90%, 8/1/24(1)	1,000	437
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity,
6.88%, 10/1/11	950	996
Eastern Municipal Water District Water & Sewer Revenue COP, Series H,
5.00%, 7/1/33	2,000	1,952
El Dorado Irrigation District & Water Agency COP, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,215	1,281
6.25%, 8/1/29	3,500	3,659
Escondido Revenue COP (AMBAC Insured),
4.00%, 9/1/17	500	517
Foothill-Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity,
4.92%, 1/1/20(1)	2,150	1,566
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.38%, 8/1/11	1,350	1,403
5.38%, 8/1/11	625	649
Gilroy Unified School District G.O. Unlimited Bonds, Anticipation Notes,
5.00%, 4/1/13	2,000	2,112
Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured), Prerefunded,
5.38%, 9/1/11	1,000	1,034
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	1,000	991
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed (AMBAC Insured), Prerefunded,
5.00%, 6/1/13	2,500	2,717
Hillsborough School District G.O. Unlimited Bonds, Anticipation Notes,
3.88%, 9/1/13(1)	2,000	1,835
Kern Community College District Refunding COP,
4.00%, 4/1/14	4,000	4,107
Long Beach G.O. Limited Tax & Revenue Anticipation Notes,
2.00%, 9/30/11	4,895	4,953
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/27	850	886
Los Altos Elementary School District G.O. Unlimited Refunding Bonds (AMBAC Insured),
5.00%, 8/1/19	2,000	2,155
Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11	100	101
Los Angeles Department of Airports Revenue Bonds, Subseries B,
5.00%, 5/15/22	955	975

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7% continued
California - 95.7% continued
Los Angeles Department of Water & Power Revenue Bonds, Series A, Subseries A-2,
5.00%, 7/1/30	$2,000	$1,997
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B,
5.00%, 7/1/17	1,565	1,790
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 7/1/29	1,000	1,003
Los Angeles G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 9/1/25	1,340	1,360
Los Angeles G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11	10,000	10,019
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	600
Los Angeles Unified School District G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.75%, 7/1/17	5,635	6,571
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
6.00%, 6/1/21	1,185	1,420
Metropolitan Water District of Southern California Authorization Waterworks Revenue Bonds, Series B-2 (NATL-RE FGIC Insured),
5.00%, 10/1/26	2,000	2,073
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,081
Mojave Water Agency COP, Series A,
5.00%, 6/1/20	355	378
5.00%, 6/1/23	665	676
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (AGM Insured),
7.86%, 8/1/24(1)	2,430	1,061
Northern California Power Agency Capital Facilities Revenue Refunding Bonds, Series A,
5.25%, 8/1/24	1,500	1,536
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,671
Orange County Public Financing Authority Lease Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 7/1/16	2,610	2,928
Orange County Water District Revenue COP, Series B (NATL-RE Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,115
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,000	1,848
Poway Unified School District G.O. Unlimited Bonds, Series A, Election 2008, Improvement District No. 2007-1,
6.83%, 8/1/20(1)	3,280	1,953
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	149
5.00%, 7/1/29	1,000	987
Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/37	2,000	1,936
Rescue Union School District COP, (Assured Guaranty Insured), Escrowed to Maturity,
4.38%, 10/1/13	2,775	3,024
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	471
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,441
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,394
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,092
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Project,
3.25%, 3/1/16	2,195	2,183

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7% continued
California - 95.7% continued
4.00%, 3/1/19	$1,150	$1,128
4.25%, 3/1/20	1,130	1,104
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,522
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series B,
5.00%, 5/15/20	5,000	5,434
5.00%, 5/15/21	1,205	1,289
San Diego Public Facilities Financing Authority Water Refunding Bonds, Series A,
5.25%, 8/1/27	5,880	6,118
San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex,
4.00%, 2/1/19	3,615	3,764
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,599
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.50%, 5/1/26	2,500	2,586
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series 34F (Assured Guaranty Insured),
5.00%, 5/1/16	2,000	2,211
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (FSA Insured),
4.00%, 5/1/18	2,500	2,579
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series D (AGM Insured),
5.00%, 5/1/19	4,000	4,340
San Francisco City & County COP, Series B, Multiple Capital Improvement Projects,
4.75%, 4/1/30	1,500	1,382
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 11/1/25	2,750	2,761
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 11/1/12	4,000	4,309
San Francisco City and County COP, Series A, Multiple Capital Improvement Projects,
5.00%, 4/1/15	2,740	2,982
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, California State and San Francisco Civic Center (NATL-RE FGIC Insured),
5.00%, 12/1/15	2,000	2,137
San Francisco Unified School District G.O. Unlimited Bonds, Series E, Election 2006,
5.00%, 6/15/22	2,615	2,874
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/18	180	189
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Bonds, Senior Lien, Escrowed to Maturity,
5.99%, 1/1/23(1)	5,000	3,043
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	1,000	1,005
San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/15	3,070	3,288
San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured),
4.25%, 8/1/15	5,000	5,156
San Marcos PFA Revenue Bonds, Custom Receipts, Escrowed to Maturity,
6.74%, 7/1/11(1)	1,000	997
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured),
5.00%, 9/1/21	1,000	1,051
San Mateo County Transportation District Sales Refunding TRB, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,810

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7% continued
California - 95.7% continued
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.50%, 8/1/30	$2,000	$2,046
Santa Rosa City Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,270
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	1,500	1,494
South Orange County Public Financing Authority Special Refunding TRB, Series A, Foothill Area (NATL-RE FGIC Insured),
5.25%, 8/15/14	1,295	1,422
5.25%, 8/15/18	2,500	2,631
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project,
7.86%, 7/1/14(1)	1,000	908
Southern California Public Power Authority Power Project Revenue Bonds,
6.75%, 7/1/12	1,700	1,840
Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy,
5.00%, 7/1/22	3,565	3,787
5.00%, 7/1/25	5,740	5,880
Southern California Public Power Authority Revenue Bonds, Windy Flats Project,
5.00%, 7/1/25	5,000	5,122
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	1,580	1,556
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,250	1,187
University of California Revenue Bonds, Series E, Limited Project,
4.00%, 5/15/18	1,100	1,162
3.00%, 5/15/20	3,975	3,730
University of California Revenue Bonds, Series F (AGM Insured),
4.75%, 5/15/24	200	200
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,125	2,137
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002,
6.76%, 8/1/17(1)	1,615	1,229
7.34%, 8/1/18(1)	1,635	1,150
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	1,000	1,029
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B,
4.56%, 8/1/16(1)	1,115	917
Western Riverside County Water & Wastewater Financing Authority Revenue Bonds, Western Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,636

		279,530

Puerto Rico - 3.0%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,524
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series ZZ,
5.00%, 7/1/17	5,000	5,395
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,550	1,801

		8,720

Total Municipal Bonds (Cost $288,213)		288,250

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Funds - California Municipal Money Market Fund (2) (3)	$780,227	$780

Total Investment Companies (Cost $780)		780

Total Investments - 99.0% (Cost $288,993)		289,030

Other Assets less Liabilities - 1.0%		3,014

NET ASSETS - 100.0%		$292,044

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	The Fund had approximately $780,000 of net purchases in the California Municipal Money Market Fund of the Northern Funds during the nine months ended December 31, 2010.
(3)	Investment in affiliated fund.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$288,993

Gross tax appreciation of investments	$4,352
Gross tax depreciation of investments	(4,315)

Net tax appreciation of investments	$37

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$288,250	(1)	$—	$288,250
Investment Companies	780	—		—	780

Total Investments	$780	$288,250		$—	$289,030

(1) Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AGM - Assured Guarantee Municipal Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

PFA - Public Finance Authority

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%
California - 95.9%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	$1,000	$1,015
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (NATL-RE Insured),
10.97%, 8/1/28(1)	575	178
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	2,500	2,588
Bay Area Toll Authority Bridge Revenue Bonds,
5.00%, 10/1/27	500	491
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,000	1,045
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	1,500	1,503
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	250
California Infrastructure & Economic Development Bank Revenue Bonds, USC-SOTO Office Building Project,
4.00%, 12/1/28	640	557
4.13%, 12/1/29	990	864
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.13%, 6/1/24	25	25
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,448
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Projects (AMBAC Insured),
5.63%, 3/1/16	1,000	1,002
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	500	514
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded,
5.50%, 10/1/12	500	542
5.50%, 10/1/12	500	542
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	9,930	10,000
California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.63%, 8/1/34	1,000	887
Corona-Norca Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured),
5.50%, 8/1/39	500	504
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	2,000	1,912
El Dorado Irrigation District and Water Agency COP, Series A (Assured Guaranty Insured),
6.25%, 8/1/29	1,500	1,568
Hartnell Community College District G.O. Unlimited Bonds, Series B, Election of 2002 (AGM Insured),
5.00%, 6/1/31	1,470	1,422
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	209
Long Beach Unified School District G.O Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/27	1,000	1,042
Los Angeles Community College District G.O. Unlimited Bonds, Series C, Election 2008,
5.25%, 8/1/39	1,300	1,296
Los Angeles Department of International Airports Revenue Bonds, Series A,
5.00%, 5/15/40	1,800	1,723
Los Angeles Department of International Airports Revenue Bonds, Sub Series B,
5.00%, 5/15/30	3,000	2,913
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1, Power Systems (AMBAC Insured),
5.00%, 7/1/39	1,500	1,473

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
Los Angeles Department of Water & Power Water Works System Revenue Bonds, Series A,
5.00%, 7/1/28	$1,375	$1,401
Los Angeles G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 9/1/25	1,000	1,015
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	30	36
Los Angeles Unified School District G.O. Unlimited Bonds, Series D,
5.20%, 7/1/29	2,000	2,001
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured),
4.50%, 1/1/28	1,700	1,523
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/39	2,000	1,961
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	1,500	1,563
6.00%, 10/1/39	2,000	2,087
Modesto Irrigation District Capital Improvements Refunding COP, Series B,
5.30%, 7/1/22	1,355	1,359
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured),
5.00%, 6/1/24	1,025	1,041
Mount Diablo Unified School District No. 202 G.O. Unlimited Bonds, Election of 2002 (NATL-RE Insured),
5.00%, 6/1/31	5,000	4,695
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured),
5.00%, 9/1/27	1,000	911
New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.75%, 8/1/20	320	339
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/19	1,000	1,103
Oceanside Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,500	1,516
Palomar Pomerado Health Convertable Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
3.52%, 8/1/38(1)	5,000	2,919
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,490	2,301
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured),
11.05%, 9/1/26(1)	1,000	357
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, 2002 Election (NATL-RE FGIC Insured),
5.50%, 8/1/27	1,500	1,558
Poway Unified School District Improvement No. 2007-1 G.O. Unlimited Bonds, Series A, Election 2008,
10.24%, 8/1/25(1)	5,000	2,029
Rio Hondo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 8/1/14	1,000	1,138
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	880
Sacramento County Airport Systems Revenue Bonds, Series B,
5.00%, 7/1/23	985	993
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	1,500	1,497
San Diego County Water Authority Revenue COP, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	1,942
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
5.00%, 9/1/28	2,885	2,668
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
5.00%, 5/15/28	1,500	1,534
San Diego Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2008,
12.17%, 7/1/31(1)	5,000	1,318

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
San Francisco City & County COP, Series B, Multiple Capital Improvement Projects,
4.75%, 4/1/30	$2,500	$2,304
San Francisco City & County International Airports Commission Revenue Bonds, Second Series Issue 15B (NATL-RE Insured),
4.50%, 5/1/28	1,250	1,114
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	2,675	2,771
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/19	200	210
5.38%, 8/1/20	225	236
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	440	442
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (AGM Insured),
5.38%, 8/1/19	500	517
San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election 2005,
5.00%, 9/1/38	2,000	1,965
San Mateo County Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Youth Service Campus,
5.00%, 7/15/36	1,300	1,203
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,007
San Mateo Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects,
5.25%, 7/15/24	1,000	1,045
Santa Monica Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004,
9.76%, 8/1/24(1)	3,200	1,484
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 9/1/16	35	38
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	2,000	1,992
Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy,
5.00%, 7/1/26	6,030	6,117
5.00%, 7/1/30	2,345	2,333
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,742
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	512
University of California General Revenue Bonds, Series J (AGM Insured),
4.50%, 5/15/35	2,470	2,165
University of California Revenue Bonds, Series L, Regents University,
4.75%, 5/15/33	2,500	2,336
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,500	2,514
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	2,065	2,124
Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/16	100	106
5.38%, 8/1/17	190	201
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
7.20%, 2/1/16	785	837
Western Riverside County Water and Wastewater Financing Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	1,989

Total Municipal Bonds (Cost $122,874)		121,502

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.4%
Northern Funds - California Municipal Money Market Fund (2) (3)	3,052,838	$3,053

Total Investment Companies (Cost $3,053)		3,053

Total Investments - 98.3% (Cost $125,927)		124,555

Other Assets less Liabilities - 1.7%		2,111

NET ASSETS - 100.0%		$126,666

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	The Fund had approximately $3,053,000 of net purchases in the California Municipal Money Market Fund of the Northern Funds during the nine months ended December 31, 2010.
(3)	Investment in affiliated fund.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components if investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$125,927

Gross tax appreciation of investments	$2,769
Gross tax depreciation of investments	(4,141)

Net tax depreciation of investments	$(1,372)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$121,502	$—	$121,502
Investment Companies	3,053	—	—	3,053

Total Investments	$3,053	$121,502	$—	$124,555

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AGM - Assured Guarantee Municipal Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

NORTHERN FUNDS QUARTERLY REPORT     4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%
Alabama - 1.1%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$6,845	$6,543
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project,
5.75%, 9/1/28	1,000	890
Camden Industrial Development Board Exempt Facilities Revenue Bonds, Series A, Weyerhaeuser Company, Prerefunded,
6.13%, 12/1/13	1,000	1,139
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper Co. Project,
5.80%, 5/1/34	1,000	969

		9,541

Alaska - 0.1%
Alaska Industrial Development & Export Authority Community Provider Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27(1)	1,500	825

Arizona - 3.8%
Arizona Health Care Facilities Authority Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,800	2,071
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	3,000	2,309
Glendale IDA Revenue Bonds, Midwestern University,
5.13%, 5/15/40	4,000	3,556
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Company of New Mexico Palo Verde Project,
6.25%, 1/1/38	4,000	4,047
Navajo County Pollution Control Corp. Revenue Bonds, Series B, Arizona Public Service Company,
5.50%, Mandatory Put 6/1/14	3,550	3,774
Navajo County Pollution Control Corp. Revenue Bonds, Series C, Arizona Public Service Company,
5.50%, Mandatory Put 6/1/14	1,150	1,223
Navajo County Pollution Control Corp. Revenue Bonds, Series E, Arizona Public Service Company,
5.75%, Mandatory Put 6/1/16	3,250	3,488
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	485
Pima County IDA Revenue Bonds, Series A Tucson Electric Power Co.,
5.25%, 10/1/40	1,000	868
Pima County IDA Revenue Bonds, Tucson Electric Power Co.,
5.75%, 9/1/29	5,000	5,034
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/33	3,000	2,996
5.00%, 1/1/38	3,250	3,221

		33,072

Arkansas - 0.1%
Little Rock Hotel & Restaurant Gross Receipts Tax Revenue Refunding Bonds,
7.38%, 8/1/15	430	477

California - 6.8%
California Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	818
5.00%, 12/1/36	2,000	1,657
California Municipal Finance Authority COP, Community Hospitals of Central California,
5.50%, 2/1/39	2,000	1,691
California Municipal Finance Authority Revenue Bonds, Series A, University of La Vern,
6.13%, 6/1/30	3,300	3,225
6.25%, 6/1/40	1,000	970
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/20	4,000	4,271
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections,
5.50%, 6/1/15	1,000	1,058
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	2,500	2,518
6.00%, 4/1/38	2,500	2,548

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
California - 6.8% continued
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	$2,000	$1,668
Chula Vista IDR Bonds, Series D, San Diego Gas,
5.88%, 1/1/34	3,000	3,286
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A1,
5.75%, 6/1/47	9,675	6,504
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Series A,
5.00%, 6/1/45	2,000	1,678
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Series A-5, Prerefunded,
7.88%, 6/1/13	500	578
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B, Prerefunded,
5.50%, 6/1/13	1,000	1,100
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.25%, 5/15/39	3,165	3,123
San Francisco City & County International Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,236
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B,
5.00%, 11/1/39	5,000	4,822
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project-1,
5.00%, 7/1/30	6,000	6,022
University of California Revenue Bonds, Series O,
5.25%, 5/15/39	5,590	5,650

		58,423

Colorado - 2.9%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	500	530
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds,
5.85%, 12/1/26	2,000	1,481
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	5,000	4,930
Denver City & County G.O. Unlimited Bonds, Series A, Better Denver & Zoo,
5.00%, 8/1/24	2,500	2,706
E-470 Public Highway Authority Revenue Bonds, Series C1 (NATL-RE Insured),
5.50%, 9/1/24	2,000	2,006
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary G.O. Limited Bonds, Series A,
5.40%, 12/15/31	5,000	3,843
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	7,100	6,945
Stone Ridge Metropolitan District No. 2 G.O. Limited Tax Convertible Unlimited Bonds,
7.25%, 12/1/31	3,500	2,830

		25,271

Delaware - 0.8%
Delaware State Economic Development Authority Exempt Facilities Revenue Bonds, Indian River Power Gtd. NRG Energy Inc,
5.38%, 10/1/45	2,000	1,761
Delaware State Economic Development Authority Revenue Refunding Bonds, Gas Facilities Delmarva Power & Light Company,
5.40%, 2/1/31	5,000	4,880

		6,641

District of Columbia - 0.5%
District of Columbia Revenue Bonds, Methodist Home Issue,
6.00%, 1/1/20	400	377
District of Columbia University Revenue Bonds, Series C, Georgetown University,
5.25%, Mandatory Put 4/1/23	3,500	3,603

		3,980

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Florida - 9.2%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	$3,430	$3,597
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	4,980	5,005
Capital Trust Agency Revenue Refunding Bonds, Series A, Air Cargo Aero Miami FX-A,
5.35%, 7/1/29	6,430	5,926
Citizens Property Insurance Corp. Revenue Bonds, Senior Secured Series A-1, High Risk Account,
5.25%, 6/1/17	3,500	3,658
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	400	404
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.75%, 10/1/27	3,290	3,516
Halifax Hospital Medical Center Revenue Refunding & Improvement Bonds, Series A,
5.25%, 6/1/26	2,300	2,215
5.38%, 6/1/46	4,500	3,970
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded,
6.00%, 11/15/11	1,250	1,321
Hillsborough County IDA PCR Bonds, Tampa Electric Co. Project,
5.10%, 10/1/13	1,000	1,044
Hillsborough County IDA PCR Variable Bonds, Series A, Tampa Electric Co. Project,
5.65%, 5/15/18	3,425	3,725
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution,
6.00%, 9/1/17	4,580	4,590
Lee County IDA IDR Bonds, Series A, Lee Charter Foundation,
5.25%, 6/15/27	2,000	1,666
5.38%, 6/15/37	2,000	1,542
Miami-Dade County Aviation Revenue Bonds, Series B,
5.00%, 10/1/41	3,000	2,685
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/40	7,395	6,961
Miami-Dade County Miami International Airport Aviation Revenue Bonds, Series A,
5.50%, 10/1/41	4,000	3,867
Orlando & Orange County Expressway Authority Revenue Bonds, Series A,
5.00%, 7/1/35	6,000	5,567
Orlando Utilities Commission System Revenue Refunding Bonds, Series B,
5.00%, 10/1/33	3,000	3,008
Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A,
5.13%, 10/1/17(2) (3)	4,000	3,864
Seminole Tribe Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22(2) (3)	1,000	981
5.25%, 10/1/27(2) (3)	2,000	1,764
Sterling Hill Community Development District Capital Improvement Special Asessment Bonds, Series B,
5.50%, 11/1/10(1)	160	56
Tampa Bay Water A Regional Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	6,000	5,894
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project,
5.00%, 11/1/12	685	513
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure,
6.00%, 5/1/23	2,045	1,868

		79,207

Georgia - 3.3%
Athens-Clarke County Unified Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	3,500	3,589
Atlanta Tax Allocation Bonds, Princeton Lakes Project,
5.50%, 1/1/31	1,035	892

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Georgia - 3.3% continued
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.00%, 11/1/23	$1,400	$1,559
6.25%, 11/1/34	3,500	3,721
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp. Project,
6.50%, 6/1/31	3,950	3,941
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/19	6,000	6,976
Metropolitan Atlanta Rapid Transit Authority Sales TRB, 3rd Series,
5.25%, 7/1/36	5,400	5,474
Municipal Electric Authority Revenue Bonds, Subordinate Series D, Project One,
6.00%, 1/1/23	1,500	1,651
5.50%, 1/1/26	1,000	1,042

		28,845

Illinois - 6.7%
Illinois Development Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Public Service Company,
5.95%, 8/15/26	3,000	2,885
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded,
6.00%, 5/15/11	500	515
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	750	813
Illinois Finance Authority Revenue Bonds, Navistar International-Recovery Zone,
6.50%, 10/15/40	6,300	6,308
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare,
5.63%, 1/1/37	6,000	5,251
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology,
5.00%, 4/1/20	3,000	2,869
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	978
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project,
5.75%, 5/15/38	2,950	2,333
Illinois Finance Authority Revenue Bonds, Series A, Provena Health,
6.00%, 5/1/28	2,500	2,327
7.75%, 8/15/34	3,500	3,802
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project,
5.88%, 2/15/26	1,000	934
5.88%, 2/15/38	4,000	3,465
Illinois Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers,
6.88%, 8/15/38	4,000	4,254
7.00%, 8/15/44	2,000	2,136
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	3,000	2,386
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund Inc,
5.25%, 5/1/34	4,480	3,774
Illinois Finance Authority Water Facility Revenue Bonds, American Water Capital Corp. Project,
5.25%, 5/1/40	6,500	5,880
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,094
Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds,
5.50%, 6/1/23	3,000	2,918
6.00%, 6/1/28	3,000	2,943

		57,865

Indiana - 3.1%
Indiana Finance Authority Hospital Revenue Bonds, Kings Daughters Hospital & Health Project,
5.50%, 8/15/40	8,000	6,699
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana,
5.50%, 3/1/37	2,400	2,130
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation of Northwest Indiana,
5.50%, 3/1/27	3,000	2,756

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Indiana - 3.1% continued
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation Northwest Indiana,
6.00%, 3/1/34	$1,000	$1,005
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded,
6.38%, 8/1/11	375	391
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Unrefunded Balance,
6.38%, 8/1/31	125	126
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,042
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Indiana Project,
6.00%, 8/1/39	2,000	2,083
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33(1)	750	262
Petersburg PCR Bonds (AMT), Indianapolis Power & Light Company Project,
6.38%, 11/1/29	3,050	3,025
Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Co. Project,
6.25%, Mandatory Put 6/2/14	3,265	3,565
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(2) (3)	2,000	1,731
5.75%, 9/1/42(2) (3)	1,500	1,293

		27,108

Iowa - 0.9%
Des Moines Independent Community School District Infrastructure Revenue Bonds,
5.00%, 6/1/28	5,270	5,264
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project,
6.75%, 11/15/37	3,000	2,687

		7,951

Louisiana - 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Hospital Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	6,000	5,560
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp. Projects,
6.50%, 8/1/29	2,000	1,987
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects,
6.75%, 11/1/32	4,500	4,512
Louisiana Local Government Environmental Facilities & Community Revenue Bonds, Series A-1, Westlake Chemical Corp. Projects,
6.50%, 11/1/35	2,000	1,938
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	4,947
New Orleans Aviation Board Passenger Facility Charge Gulf Opportunity Zone Revenue Bonds, Series A,
5.25%, 1/1/41	6,585	6,153
St. John The Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp.,
5.13%, 6/1/37	6,000	5,396

		30,493

Maryland - 3.2%
Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project,
5.35%, 7/1/34	1,000	842
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	3,585	3,336
Howard County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 2/15/18	3,925	4,580
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,111

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Maryland - 3.2% continued
Maryland State G.O. Unlimited Refunding Bonds, Series C, State & Local Facilities Loan,
5.00%, 11/1/18	$6,000	$6,990
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital,
5.75%, 7/1/38	7,000	6,282
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center,
5.00%, 7/1/37	2,750	2,329
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,121
Maryland State Industrial Development Financing Authority Economic Development Revenue Bonds, Series A, Our Lady of Good Counsel School,
6.00%, 5/1/35	1,000	919

		27,510

Massachusetts - 1.5%
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	5,208
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College,
5.70%, 10/1/34	1,000	982
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton,
5.75%, Mandatory Put 5/1/19	2,000	2,084
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System,
6.25%, 10/1/31	500	503
Massachusetts State Turnpike Authority Revenue Bonds, Series A (FGIC-TCRS Insured), Escrowed to Maturity,
5.00%, 1/1/20	3,700	4,272

		13,049

Michigan - 1.7%
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center,
6.00%, 7/1/20	880	852
Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Series B-1, Dow Chemical Project,
6.25%, 6/1/14	7,125	7,833
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital,
8.25%, 9/1/39	2,000	2,294
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital,
6.00%, 8/1/39	4,000	3,761

		14,740

Minnesota - 1.1%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	750	743
Minnesota State Municipal Power Agency Electric Revenue Bonds, Series A,
5.00%, 10/1/25	5,000	5,000
Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany Project,
7.38%, 12/1/41	3,500	3,537

		9,280

Mississippi - 1.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series A, South Mississippi Electric Power Association Refunding,
5.00%, 5/1/37	6,000	5,633
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (NATL-RE FGIC Insured),
5.00%, 1/1/16	3,000	3,413
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co. Projects,
5.80%, 5/1/34	2,530	2,501

		11,547

Missouri - 1.2%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,513
6.75%, 9/1/34	1,750	1,728

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Missouri - 1.2% continued
Manchester Tax Increment & Transportation Tax Allocation Refunding Bonds, Highway 141/Manchester Road Project,
6.00%, 11/1/25	$4,000	$3,919
Saint Louis County IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors,
6.38%, 12/1/41	3,005	2,626

		10,786

Montana - 0.7%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Company,
5.00%, 5/1/33	6,000	5,668

Nebraska - 0.5%
Lancaster County Hospital Authority No. 1 Health Facilities Revenue Bonds, Immanuel Obligated Group,
5.63%, 1/1/40	4,710	4,589

New Hampshire - 0.5%
New Hampshire State Business Finance Authority Revenue Bonds, Series A, Elliot Hospital Obligation Group (G.O. of Hospital Insured),
6.13%, 10/1/39	4,145	4,065

New Jersey - 2.1%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax,
5.75%, 6/15/29	5,500	5,075
New Jersey Economic Development Authority Revenue Bonds, MSU Student Housing Project, Provident Group - Montclair LLC,
5.88%, 6/1/42	6,000	5,961
New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System,
6.00%, 7/1/18	600	620
6.63%, 7/1/38	4,000	4,034
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University,
6.00%, 7/1/25	1,000	1,014
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	569
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A,
5.00%, 6/1/41	2,000	1,188

		18,461

New Mexico - 1.2%
Farmington PCR Refunding Bonds, Series D, Public Service Co. of New Mexico San Juan Project,
5.90%, 6/1/40	4,000	3,886
New Mexico State G.O. Unlimited Bonds, Capital Projects,
5.00%, 3/1/18	6,000	6,960

		10,846

New York - 5.3%
Chautauqua County IDA Exempt Facilities Revenue Bonds, NRG Dunkirk Power Project,
5.88%, 4/1/42	5,700	5,655
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.25%, 11/15/27	5,000	5,135
New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds, Series GG-2, Second General Resolution,
5.25%, 6/15/40	4,455	4,491
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(1)	2,200	—
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center,
6.13%, 12/1/29	3,235	3,187
6.25%, 12/1/37	2,000	1,905
New York State Dormitory Authority Non State Supported Debt School Districts Revenue Bonds, Series C, Financing Program (State Aid Withholding),
5.00%, 10/1/21	5,000	5,392
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A,
5.25%, 6/15/27	4,000	4,264
New York State Thruway Authority Personal Income TRB, Series A,
5.00%, 3/15/27	4,000	4,118

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
New York - 5.3% continued
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O.of Authority),
5.00%, 11/15/38	$4,460	$4,420
Westchester County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/18	6,000	7,039

		45,606

North Carolina - 2.1%
Guilford County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/18	5,000	5,831
North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,013
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A,
5.50%, 1/1/26	670	686
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F,
5.38%, 1/1/13	1,000	1,063
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield,
6.13%, 11/1/38	2,000	1,904
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.00%, 1/1/30	1,000	976
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Unrefunded Balance,
5.50%, 1/1/13	680	728
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/17	1,500	1,682
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.50%, 1/1/13	320	349

		18,232

Ohio - 3.6%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Prairie State Energy Campus Project,
5.25%, 2/15/25	5,000	5,155
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Senior Turbo Series A-2,
5.75%, 6/1/34	3,510	2,371
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes,
7.00%, 11/1/45	5,000	4,872
Ohio State Air Quality Development Authority Pollution Variable Revenue Refunding Bonds, Series B, FirstEnergy Project,
5.25%, Mandatory Put 3/1/11	1,000	1,005
Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp.,
5.63%, 10/1/19	5,000	5,130
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co.,
5.80%, 12/1/38	5,800	5,641
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Project,
5.75%, Mandatory Put 6/1/16	1,000	1,060
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	5,075	5,551

		30,785

Oklahoma - 0.3%
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project,
5.13%, 12/1/36	2,840	2,382

Oregon - 0.4%
Oregon Health Sciences University Revenue Bonds, Series A,
5.75%, 7/1/39	3,250	3,342

Pennsylvania - 5.7%
Allegheny County Hospital Development Authority Revenue Bonds, Series A, West Penn Allegheny Health System,
5.00%, 11/15/28	4,000	2,825

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Pennsylvania - 5.7% continued
5.38%, 11/15/40	$2,000	$1,333
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,763
Beaver County IDA PCR Refunding Bonds, Series C (AMT), FirstEnergy Generation Corp. Project,
7.13%, Mandatory Put 6/1/11	2,000	2,034
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,304
Clarion County IDA Water Facilities Variable Revenue Refunding Bonds, American Water Company Project,
5.50%, 12/1/39	3,000	2,878
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	1,450	1,325
Lycoming County Authority Health System Revenue Bonds, Series A, Susquehanna Health Systems Project,
5.75%, 7/1/39	5,500	5,394
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,400	1,419
6.38%, 11/1/41	2,000	2,013
Pennsylvania Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, Series A, Exelon Generation Co.,
5.00%, Mandatory Put 6/1/12	1,000	1,039
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facilities,
6.25%, 1/1/32	2,000	2,071
Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, American Water Co. Project,
6.20%, 4/1/39	2,000	2,078
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 4/15/20	5,000	5,630
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University,
5.88%, 7/1/38	1,400	1,339
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University,
5.25%, 6/1/32	1,250	1,139
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University,
5.40%, 7/15/36	750	743
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	490	453
Pennsylvania State Higher Educational Facilties Authority Revenue Bonds, Edinboro University Foundation,
6.00%, 7/1/43	2,500	2,394
Philadelphia Gas Works Revenue Bonds, Ninth Series,
5.25%, 8/1/40	2,250	2,076
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems,
5.50%, 7/1/30	3,000	2,692
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.25%, 1/1/36	2,975	2,890
Washington County Redevelopment Authority Tax Allocation Bonds, Series A, Victory Centre Project - Tanger,
5.45%, 7/1/35	1,000	809

		49,641

Rhode Island - 0.3%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A,
6.25%, 6/1/42	3,000	2,671

South Carolina - 0.7%
Lancaster County Special Assessment Bonds, Series B, Edenmoor Improvement District,
5.38%, 12/1/16(1)	1,740	609

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
South Carolina - 0.7% continued
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	$5,000	$5,176

		5,785

Tennessee - 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Sumner Regional Health Systems, Inc.,
5.50%, 11/1/37(1)	375	21

Texas - 10.6%
Austin Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded,
6.70%, 1/1/11	700	700
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,322
Dallas County Flood Control District G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,030
Dallas Independent School District G.O. Unlimited Revenue Refunding Bonds, Series B, (PSF-GTD Insured),
5.50%, 2/15/18	5,000	5,932
Dickinson Independent School District G.O. Unlimited Bonds (PSF Gtd.),
5.00%, 2/15/27	3,460	3,565
Grand Prairie Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF Gtd.),
5.00%, 2/15/37	3,540	3,566
Harris County Toll Road Authority Revenue Bonds, Series A, Senior Lien,
5.00%, 8/15/31	2,500	2,510
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend,
5.75%, 11/1/36	3,000	2,331
Love Field Airport Modernization Corp. Special Facilities Revenue Bonds, Southwest Airlines Co. Project,
5.25%, 11/1/40	5,000	4,450
Lower Colorado River Authority Revenue Refunding Bonds,
5.63%, 5/15/39	2,000	2,030
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems of East Texas,
5.50%, 2/15/37	2,820	2,436
Lufkin Health Facilities Development Corp. Health Systems Revenue Refunding Bonds, Memorial Health Systems of East Texas,
6.25%, 2/15/37	3,500	3,348
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Project,
5.60%, 3/1/27	3,000	3,048
Matagorda County Navigation District No. 1 PCR Refunding Bonds, Series A, Central Power & Light Co. Project,
6.30%, 11/1/29	1,000	1,059
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
6.00%, Mandatory Put 8/1/13	2,000	2,120
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project,
5.20%, 4/1/18	3,500	3,527
Pharr San Juan Alamo Independent School District G.O. Unlimited Bonds, School Building (PSF Gtd.),
5.00%, 2/1/38	5,240	5,305
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/21	500	507
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/26	4,535	4,696
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Air Force Village Obligated Group Project,
5.13%, 5/15/37	3,000	2,419
6.38%, 11/15/44	1,000	944
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series A, Mirador Project,
8.13%, 11/15/39	5,000	4,975
Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure Project,
7.00%, 6/30/40	3,000	3,014

NORTHERN FUNDS QUARTERLY REPORT    10    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Texas - 10.6% continued
Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	$7,000	$6,978
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series A, Cosmos Foundation Inc.,
6.20%, 2/15/40	5,000	4,798
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	999
7.13%, 11/1/40	2,000	2,002
Tyler Health Facilities Development Corp. Hospital Revenue Refunding & Improvement Bonds, Series A, East Texas Medical Center,
5.38%, 11/1/37	6,000	4,839
University of Texas Permanent Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	5,432

		91,882

Virginia - 2.8%
Charles City & County IDA Solid Waste Disposal Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12	500	520
Chesapeake Hospital Authority Facilities Revenue Refunding Bonds, Series A, Chesapeake General Hospital,
5.25%, 7/1/18	1,500	1,579
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc.,
5.13%, 10/1/37	2,000	1,790
5.13%, 10/1/42	1,000	878
Richmond Public Utilities Revenue Refunding Bonds,
5.00%, 1/15/40	2,000	2,000
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Prerefunded,
5.63%, 6/1/15	4,530	5,275
Tobacco Settlement Financing Corp. Revenue Bonds, Senior Series B1,
5.00%, 6/1/47	1,000	588
Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series B, Public Higher Education Financing,
5.00%, 9/1/20	5,000	5,636
Virginia State Public School Authority Revenue Bonds, Series B1, School Financing 1997 (State Aid Withholding),
5.00%, 8/1/28	3,345	3,477
Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding),
5.00%, 8/1/23	2,000	2,183

		23,926

Washington - 4.0%
FYI Properties Lease Revenue Bonds, Washington State District Project,
5.50%, 6/1/39	3,000	3,075
Pend Oreille County Public Utility District No. 001 Box Canyon Revenue Bonds,
5.25%, 1/1/41	8,000	7,846
Snohomish County School District No. 201 G.O. Unlimited Bonds (School Board Guaranty),
5.25%, 12/1/21	5,000	5,585
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services,
7.00%, 7/1/39	6,000	6,241
Washington State Health Care Facilities Authority Revenue Bonds, Kadlec Regional Medical Center,
5.50%, 12/1/39	5,185	4,458
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project,
5.25%, 1/1/17	2,000	1,738
5.63%, 1/1/27	1,000	694
5.63%, 1/1/38	1,000	629
Washington State Various Purpose G.O. Unlimited Bonds, Series E,
5.00%, 2/1/28	3,850	3,984

		34,250

Wisconsin - 1.3%
Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project,
5.60%, 5/1/19	2,000	1,914

TAX-EXEMPT FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Wisconsin - 1.3% continued
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals,
6.75%, 8/15/34	$1,000	$964
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc.,
7.63%, 9/15/39	750	772
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare, Inc. Project,
5.10%, 3/1/25	1,000	909
5.25%, 3/1/35	2,650	2,266
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare,
5.00%, 5/1/32	5,655	4,577

		11,402

Wyoming - 1.7%
Sweetwater County PCR Refunding Bonds, Idaho Power Co. Project,
5.25%, 7/15/26	4,740	4,756
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	6,005	5,390
Wyoming Municipal Power Supply Agency Revenue Bonds, Series A,
5.00%, 1/1/42	5,020	4,698

		14,844

Total Municipal Bonds (Cost $860,107)		835,009

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.4%
Northern Institutional Funds- Tax Exempt Portfolio (4) (5)	20,323,875	$20,324

Total Investment Companies (Cost $20,324)		20,324

Total Investments - 99.0% (Cost $880,431)		855,333

Other Assets less Liabilities - 1.0%		8,987

NET ASSETS - 100.0%		$864,320

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of these restricted illiquid securities amounted to approximately $9,633,000 or 1.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A,
5.13%, 10/1/17	11/4/10	$4,000

Seminole Tribe Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22	9/27/07	1,039

Seminole Tribe Special Obligation Revenue Bonds, Series A,
5.25%, 10/1/27	9/27/07-12/12/07	1,909

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/15/08-7/25/08	1,748

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.75%, 9/1/42	6/27/07-1/21/10	1,408

(4)	At March 31, 2010, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $51,215,000 with net sales of approximately $30,891,000 during the nine months ended December 31, 2010.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    12    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	DECEMBER 31, 2010 (UNAUDITED)

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$880,431

Gross tax appreciation of investments	$13,424
Gross tax depreciation of investments	(38,522)

Net tax depreciation of investments	$(25,098)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$835,009	(1)	$—	$835,009
Investment Companies	20,324	—		—	20,324

Total Investments	$20,324	$835,009		$—	$855,333

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General obligations Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7%
Arizona - 3.4%
Arizona School Facilities Board COP,
5.25%, 9/1/23	$10,000	$10,184
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project,
5.25%, 7/1/20	10,000	11,391
5.00%, 7/1/21	4,000	4,456
Chandler G.O. Unlimited Bonds,
4.25%, 7/1/27	5,345	5,083
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	5,000	5,455
Phoenix Civic Improvement Corp., Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,104
Pinal County Obligations Revenue Refunding Bonds,
5.00%, 8/1/18	1,705	1,883
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured),
5.75%, 7/15/18	4,725	5,440
Scottsdale Preserve Authority Excise Refunding TRB,
5.25%, 7/1/23	5,755	6,255
5.25%, 7/1/24	5,990	6,433

		59,684

California - 9.2%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	2,450	2,677
Berkeley G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11	10,000	10,085
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	5,000	5,011
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/18	300	337
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	5,000	5,220
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State Variable G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	135	135
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
5.38%, 8/1/26	2,500	2,567
Contra Costa Water District Revenue Refunding Bonds, Series O (AMBAC Insured),
5.00%, 10/1/29	3,060	3,089
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,085
Fontana Unified School District G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured),
13.77%, 8/1/31(1)	5,000	1,280
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	2,000	1,981
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,011
Long Beach Unified School District G.O. Unilimited Bonds, Series F, Election 1999 (NATL-RE Insured),
5.00%, 8/1/33	2,230	2,174
Los Angeles Community College District G.O. Unlimited Bonds, Series C, 2008 Election,
5.25%, 8/1/39	5,000	4,985
Los Angeles Community College District G.O. Unlimited Bonds, Series E, 2003 Elections (AGM Insured),
5.00%, 8/1/22	4,035	4,181
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured),
5.00%, 10/1/21	4,000	4,183

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California - 9.2% continued
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	$4,650	$4,925
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured),
4.50%, 7/1/25	3,000	2,847
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries A (NATL-RE Insured),
5.00%, 6/1/27	14,000	14,031
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,052
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,028
Port Oakland Revenue Bonds, Series K (AMT), Unrefunded Balance (NATL-RE FGIC Insured),
5.75%, 11/1/15	2,070	2,075
San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002 (AGM Insured),
5.00%, 8/1/31	5,000	4,837
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
5.25%, 3/1/22	5,000	5,148
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series A,
5.25%, 5/15/24	5,000	5,407
San Diego Unified School District G.O. Unlimited Tax & Revenue Anticipation Notes, Series A,
2.00%, 6/30/11	5,000	5,037
San Francisco Bay Area Rapid Transit District Sales Refunding TRB,
5.00%, 7/1/28	7,455	7,596
San Francisco City & County International Airports Commission Revenue Bonds, Second Series F,
5.00%, 5/1/35	6,000	5,562
San Francisco City & County International Airports Commission Revenue Bonds, Series A,
4.90%, 5/1/29	8,000	7,458
San Francisco City & County International Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,428
San Francisco Community College District G.O. Unlimited Bonds, Series D, Election 2005,
5.00%, 6/15/28	2,090	2,088
5.00%, 6/15/29	2,090	2,078
San Mateo Foster City School District Convertible Capital Appreciation G.O. Unlimited Bonds,
5.34%, 8/1/32(1)	1,970	827
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008,
5.00%, 7/1/32	4,980	4,865
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,100	1,134
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,440
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,624
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,456
University of California Revenue Bonds, Series B, Limited Project,
4.75%, 5/15/38	8,235	7,463
University of California Revenue Bonds, Series Q, Multiple Purpose Projects (AGM Insured), Prerefunded,
5.00%, 9/1/11	1,000	1,041

		160,523

Colorado - 1.6%
Denver City & County Excise Refunding TRB, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	5,550	6,206
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,874

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Colorado - 1.6% continued
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 12/1/21	$14,085	$15,955

		28,035

Connecticut - 0.3%
Connecticut State Refunding G.O. Unlimited Bonds, Series E,
5.50%, 11/15/12	5,000	5,446

District of Columbia - 1.0%
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
6.00%, 10/1/35	5,000	5,407
5.50%, 10/1/39	7,500	7,743
Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 10/1/35	5,000	4,696

		17,846

Florida - 7.3%
Broward County School Board COP, Series A (AGC-ICC FGIC Insured),
5.00%, 7/1/20	9,105	9,555
Citizens Property Insurance Corp. Revenue Bonds, Senior Secured Series A-1, High Risk Account,
5.25%, 6/1/17	5,000	5,226
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	200	202
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/14	800	856
5.00%, 7/1/15	1,000	1,075
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	12,475	12,707
Florida State Department of Transportation Turnpike Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	10,000	11,072
Florida State Department of Transportation Turnpike Revenue Bonds, Series A (AGM Insured),
4.75%, 7/1/23	5,000	5,154
Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.25%, 10/1/19	5,000	5,369
Gainesville Utility Systems Revenue Bonds, Series A,
5.25%, 10/1/15	1,065	1,188
5.25%, 10/1/16	1,120	1,250
Lee County School Board COP, Series A (AGM Insured),
5.00%, 8/1/24	2,000	2,011
Lee County Transportation Facilities Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/14	900	928
Marco Island Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/15	2,520	2,699
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), Miami International Airport (Assured Guaranty Insured),
5.50%, 10/1/25	6,000	6,003
Miami-Dade County Aviation Revenue Bonds, Miami International Airport (NATL-RE FGIC Insured),
5.75%, 10/1/20	1,950	2,006
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (NATL-RE Insured),
5.25%, 10/1/18	1,645	1,685
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 7/1/25	2,525	2,551
Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured),
5.00%, 11/1/31	2,500	2,406
Miami-Dade County Transit Sales Surtax Revenue Bonds (XLCA Insured),
5.00%, 7/1/31	14,910	14,759
Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,374
5.25%, 10/1/22	2,500	2,743

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Florida - 7.3% continued
Orlando & Orange County Expressway Authority Revenue Refunding Bonds, Series B (AGM Insured),
4.00%, 7/1/21	$5,000	$4,958
4.25%, 7/1/24	3,905	3,780
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured),
5.38%, 10/1/21	1,000	1,027
Osceola County Sales Refunding TRB (Assured Guaranty Insured),
5.00%, 10/1/22	3,520	3,676
5.00%, 10/1/23	1,250	1,293
5.00%, 10/1/24	3,505	3,592
Palm Coast Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/21	1,000	1,031
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,374
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,865	6,358
Tampa Bay Regulatory Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/25	5,000	5,155

		127,063

Georgia - 2.7%
Athens-Clarke County Union Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	10,000	10,253
Atlanta Water & Wastewater Revenue Bonds (AGM Insured),
5.75%, 11/1/30	5,000	5,174
DeKalb County Water & Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/32	2,810	2,889
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/17	5,000	5,850
5.00%, 7/1/18	5,000	5,845
5.00%, 7/1/19	5,000	5,814
5.00%, 7/1/20	10,000	11,593

		47,418

Hawaii - 1.3%
Hawaii State G.O. Unlimited Refunding Bonds, Series DR,
5.00%, 6/1/17	10,000	11,503
Hawaii State G.O. Unlimited Refunding Bonds, Series DT,
5.00%, 11/1/18	5,000	5,767
Honolulu City & County G.O. Unlimited Bonds, Series B,
5.00%, 12/1/31	5,140	5,208

		22,478

Illinois - 6.7%
Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 12/1/30	3,000	3,058
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured),
5.38%, 1/1/18	2,625	2,658
5.38%, 1/1/19	2,765	2,800
5.25%, 1/1/20	2,915	2,952
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	1,823
Chicago O’Hare International Airport Revenue Bonds, Series A, General Third Lien (NATL-RE Insured),
5.25%, 1/1/26	5,000	5,022
Chicago O’Hare International Airport Revenue Bonds, Series B (AGM Insured),
5.00%, 1/1/19	7,500	7,925
Chicago O’Hare International Airport Revenue Bonds, Series B-2, General Third Lien (XLCA Insured),
6.00%, 1/1/29	4,000	4,086
Chicago O’Hare International Airport Revenue Refunding Bonds, General Second Lien (AMBAC Insured),
5.50%, 1/1/18	10,000	10,078
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, General Third Lien (NATL-RE Insured),
5.00%, 1/1/28	6,280	5,929

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Illinois - 6.7% continued
Chicago O’Hare International Airport Revenue Refunding Bonds, Series D (AMT), General Third Lien,
5.25%, 1/1/16	$1,250	$1,356
5.25%, 1/1/17	1,000	1,087
5.25%, 1/1/18	750	807
5.25%, 1/1/19	2,000	2,127
Cook County G.O. Unlimited Refunding Bonds, Series A,
5.25%, 11/15/22	10,000	10,518
Illinois Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum of Natural History Project,
4.60%, Mandatory Put 11/1/15	4,250	4,504
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	811
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	4,000	3,844
Illinois Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 2/1/25	2,000	2,017
Illinois State Sales TRB,
5.25%, 6/15/23	9,735	9,844
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A,
4.13%, 1/1/20	5,000	4,924
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/18	10,000	10,539
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured),
5.13%, 11/1/24	1,000	1,025
Madison Macoupin Etc Counties Community College District No. 536 G.O. Unlimited Bonds, Lewis & Clark Community College (AGM Insured),
4.75%, 11/1/26	1,645	1,623
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	5,000	4,618
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority),
6.00%, 7/1/33	10,000	10,453

		116,428

Indiana - 1.8%
Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
4.50%, 6/1/29	5,000	4,695
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/42	5,250	4,840
Indiana Municipal Power Agency Power Supply System, Series A (AMBAC Insured),
5.00%, 1/1/24	13,060	13,397
Indiana University Revenue Bonds, Student Fee, Series R (AMBAC Insured),
5.00%, 8/1/17	5,745	6,538
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
5.25%, 7/15/26	1,000	1,013
Porter County Jail Building Corp. Revenue Refunding Bonds, First Mortgage (AGM Insured),
5.50%, 7/10/21	1,000	1,109

		31,592

Iowa - 0.2%
Des Moines Independent Community School District Infrastructure Revenue Bonds,
5.00%, 6/1/22	2,900	3,050
Kansas - 0.7%
Wichita G.O. Unlimited Refunding Bonds, Series B,
3.00%, 9/1/12	3,195	3,317
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
5.25%, 11/15/15	1,385	1,425
6.25%, 11/15/18	1,600	1,670
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured),
5.25%, 10/1/18	4,000	4,328

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Kansas - 0.7% continued
Wyandotte County-Kansas City Unified Government Improvement G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	$2,000	$2,050

		12,790

Louisiana - 1.3%
Louisiana State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/15/19	5,000	5,697
Louisiana State Gas & Fuels TRB, Series A (AGM Insured),
5.00%, 5/1/31	12,500	12,358
Louisiana State Gas & Fuels TRB, Series A (NATL-RE FGIC Insured),
5.00%, 5/1/41	5,000	4,930

		22,985

Maryland - 3.0%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/19	3,500	4,071
Baltimore County Consolidated Public Improvements G.O. Unlimited Bonds, Series A,
5.00%, 11/1/17	14,000	16,429
Howard County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/15/17	5,030	5,896
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Series C,
5.00%, 11/1/18	12,325	14,359
5.00%, 11/1/19	10,000	11,647

		52,402

Massachusetts - 5.5%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A,
5.25%, 7/1/30	7,055	7,556
Massachusetts Bay Transportation Authority Sales Refunding TRB, Series B,
5.25%, 7/1/22	10,000	11,431
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/20	7,500	8,700
5.00%, 10/15/28	10,000	10,636
Massachusetts State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/16	1,000	1,153
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1,Partners Healthcare System,
5.25%, 7/1/29	5,000	5,100
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured),
5.00%, 8/15/22	15,000	15,811
5.00%, 8/15/30	10,025	10,123
Massachusetts State Special Obligation Revenue Bonds Consolidated Loan, Series A, (AGM Insured),
5.50%, 6/1/18	500	590
5.50%, 6/1/21	500	591
Massachusetts State Water Pollution Abatement Revenue Refunding Bonds, New Bedford Program, Series A, (NATL-RE FGIC Insured),
4.75%, 2/1/26	1,555	1,555
Massachusetts State Water Pollution Abatement Revolving Trust Fund Revenue Bonds, Series 14,
5.00%, 8/1/26	10,000	10,690
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/32	1,000	1,040
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority),
5.00%, 8/1/26	10,865	11,483

		96,459

Michigan - 0.5%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured),
5.00%, 5/1/20	1,140	1,180
Wayne County Airport Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	4,250	4,344
5.00%, 12/1/18	3,500	3,506

		9,030

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Minnesota - 1.3%
Minneapolis & St Paul Metropolitan Airports Commission Revenue Refunding Bonds, Series B (AMT),
5.00%, 1/1/22	$2,500	$2,535
Minnesota State G.O. Unlimited Bonds, Unrefunded Balance, Prerefunded,
5.25%, 11/1/12	470	509
Minnesota State Housing Finance Agency Revenue Bonds, Series A, Single Family Mortgage (NATL-RE Insured),
5.35%, 7/1/17	350	363
Minnesota State Public Facilities Authority Revenue Bonds, Series C, State Revolving Funds,
3.25%, 3/1/24	5,000	4,586
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D,
2.00%, 8/1/11	6,785	6,851
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series K,
5.00%, 11/1/19	6,850	7,955

		22,799

Mississippi - 0.0%
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	75	78

Missouri - 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/22	5,060	5,671

Nebraska - 0.3%
Lincoln Electric Systems Revenue Bonds,
5.00%, 9/1/31	5,500	5,554

Nevada - 0.7%
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	8,524
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,518

		12,042

New Jersey - 5.0%
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, 2005 Series A (AGM Insured),
5.75%, 11/1/28	1,500	1,686
Gloucester County G.O. Unlimited Bonds,
3.00%, 9/15/21	1,070	1,002
3.00%, 9/15/22	995	909
3.00%, 9/15/23	2,430	2,169
New Jersey Economic Development Authority Refunding TRB, NJ Performing,
3.50%, 6/15/15	1,180	1,178
4.15%, 6/15/16	3,310	3,357
New Jersey G.O. Unlimited Refunding Bonds, Series Q,
5.00%, 8/15/19	25,810	28,893
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	481
New Jersey State Higher Education Student Loan Assistance Authority Revenue Bonds, Series A,
5.50%, 6/1/27	5,000	5,003
New Jersey State Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C, Transportation System (AMBAC Insured),
8.33%, 12/15/26(1)	17,150	6,414
New Jersey State Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C, Transportation System (NATL-RE FGIC Insured),
9.87%, 12/15/31(1)	2,500	634
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series D, Transportation System,
5.00%, 12/15/23	15,000	15,422
5.25%, 12/15/23	10,000	10,473
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Unrefunded Balance, Series D, Transportation System (AMBAC Insured),
5.00%, 6/15/18	9,000	9,482

		87,103

New Mexico - 0.1%
New Mexico State TRANS,
2.00%, 6/30/11	2,225	2,243

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
New York - 12.8%
Long Island Power Authority Electric System Revenue Bonds, Series A,
6.25%, 4/1/33	$6,780	$7,323
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/19	3,000	3,218
5.25%, 11/15/26	10,000	10,216
Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B,
1.25%, 4/15/11	5,000	5,008
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B,
5.00%, 6/15/22	4,000	4,199
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series B,
5.00%, 11/1/18	5,000	5,727
New York City Transitional Finance Authority TRB, Subseries F-3,
3.07%, 2/1/15	2,295	2,310
New York State Dormitory Authority Non State Supported Debt Revenue Bond, Series C, Columbia University,
5.00%, 7/1/25	6,965	7,430
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University,
5.25%, 7/1/34	3,000	3,053
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School District Financing Program (Assured Guaranty State Aid Withholding),
5.25%, 10/1/23	5,000	5,368
New York State Dormitory Authority Personal Education Income Refunding TRB, Series B (AMBAC Insured),
5.50%, 3/15/25	1,565	1,767
5.50%, 3/15/30	3,000	3,226
New York State Dormitory Authority Personal Education Income TRB, Series B,
5.75%, 3/15/36	12,480	13,328
New York State Dormitory Authority Personal Education Income TRB, Series C,
5.00%, 3/15/17	10,000	11,458
New York State Dormitory Authority Personal Income TRB, Series A,
5.25%, 2/15/23	1,000	1,085
New York State Dormitory Authority Personal Income TRB, Series C,
5.00%, 3/15/26	10,000	10,373
New York State Dormitory Authority Personal Income TRB, Series E, General Purpose,
5.00%, 2/15/19	3,130	3,546
5.00%, 2/15/22	5,000	5,452
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance,
6.00%, 6/15/16	1,315	1,321
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds, Municipal Water Project,
5.25%, 6/15/15	1,000	1,057
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance,
5.00%, 6/15/25	5,000	5,247
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	10,572
New York State G.O. Unlimited Bonds, Fiscal 2008, Subseries C-1,
5.00%, 10/1/22	10,000	10,566
New York State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/26	5,000	5,107
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured G.O. of Corp.),
5.00%, 4/1/21	5,000	5,551
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC Insured G.O. of Corp.),
5.50%, 4/1/17	4,425	5,199
New York State Thruway Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,476
5.00%, 3/15/22	10,000	10,949

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
New York - 12.8% continued
New York State Urban Development Corp. Personal Income TRB, Series A,
5.00%, 3/15/19	$20,000	$22,662
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,005
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (HUD 236 Insured G.O. of Corp.),
5.50%, 7/1/16	1,070	1,074
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	4,235	4,243
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,100	5,608
5.00%, 10/15/24	2,000	2,079
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed, Series B-1C,
5.25%, 6/1/13	1,820	1,826
5.50%, 6/1/15	5,000	5,017
5.50%, 6/1/19	2,500	2,694
Triborough Bridge & Tunnel Authority General Purpose Revenue Bonds, Series A (G.O. of Authority), Prerefunded,
4.75%, 1/1/16	5,000	5,689
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured),
5.50%, 11/15/21	5,000	5,770

		223,799

North Carolina - 4.5%
Mecklenburg County G.O. Unlimited Refunding Bonds,
5.00%, 2/1/19	10,000	11,646
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/19	5,000	5,464
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,186
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/17	3,000	3,506
North Carolina State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/18	10,000	11,699
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 5/1/21	11,000	12,688
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/11	7,125	7,181
5.00%, 5/1/21	5,000	5,704
5.00%, 5/1/22	6,000	6,757
Wake County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/22	10,450	11,992

		78,823

Ohio - 1.2%
Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured),
5.00%, 12/1/33	5,000	4,828
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	2,000	2,014
Monroe Local School District G.O. Unlimited Refunding Bonds (AMBAC Insured),
5.50%, 12/1/24	1,000	1,099
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C, Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	420	421
Ohio State University General Receipts Revenue Bonds, Series A,
4.75%, 6/1/30	6,200	6,061
Ohio State Water Development Authority PCR Bonds, Series B, Loan Fund, Unrefunded Balance,
5.00%, 6/1/23	935	943
University of Cincinnati General Receipts Revenue Bonds, Series F,
5.00%, 6/1/25	5,000	5,070

		20,436

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Oregon - 2.4%
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	$4,480	$4,924
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/11	4,070	4,216
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	11,074
Oregon State G.O. Limited Tax Anticipation Notes, Series A,
2.00%, 6/30/11	7,000	7,059
Washington County School District No. 1J West Union Multnomah & Yamhill G.O. Unlimited Bonds, Hillsboro (NATL-RE Insured),
5.00%, 6/15/21	12,745	13,793

		41,066

Pennsylvania - 0.9%
Centennial School District Bucks County G.O. Limited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/25	2,135	2,291
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A, Amtrak Project,
6.13%, 11/1/21	1,200	1,216
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT),
5.10%, 10/1/22	675	677
Pennsylvania State Higher Educational Facilties Authority Revenue Refunding Bonds, Series AK,
4.00%, 6/15/20	2,925	3,002
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,472
Pittsburgh School District G.O. Unlimited Bonds, Series A, (AGM State Aid Withholding),
5.00%, 9/1/19	2,390	2,631

		15,289

Puerto Rico - 0.3%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, First Subseries A,
6.38%, 8/1/39	5,000	5,313

South Carolina - 2.2%
Berkeley County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/14	2,720	3,021
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,000	5,198
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured),
5.00%, 1/1/17	2,250	2,476
Richland County School District No. 1 G.O. Unlimited Bonds (AGM SCSDE Insured),
4.75%, 3/1/21	2,000	2,063
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	5,000	5,210
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A,
5.25%, 10/1/40	10,000	9,778
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	10,592

		38,338

Tennessee - 0.5%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured),
6.25%, 3/1/15	700	705
Rutherford County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/14(2)	6,505	7,255

		7,960

Texas - 5.7%
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured),
5.00%, 12/1/21	3,000	3,192

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Texas - 5.7% continued
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	$1,000	$1,036
Fort Worth Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/25	1,750	1,842
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), Prerefunded,
6.50%, 8/15/12	1,535	1,678
Harris County G.O. Limited Refunding Bonds, Series C, Prerefunded,
5.75%, 10/1/18	4,260	5,100
Harris County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	5,000	5,465
Houston Independent School District G.O. Limited Bonds, Schoolhouse Project (PSF Gtd. Insured),
5.00%, 2/15/25	10,000	10,543
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,691
Houston Water & Sewer System Revenue Refunding Bonds, Series B, Junior Lien, Escrowed to Maturity (NATL-RE Insured),
5.50%, 12/1/29	2,500	2,853
Lower Colorado River Authority Revenue Refunding Bonds,
5.50%, 5/15/33	2,000	2,023
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
6.50%, 5/15/37	10,000	10,518
Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	500	526
Round Rock Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 8/1/20	5,000	5,739
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,040
6.00%, 10/1/21	1,250	1,268
Spring Independent School District G.O. Unlimited Bonds, Schoolhouse (FGIC Insured),
5.00%, 8/15/25	4,680	4,770
Tarrant Regional Water District Revenue Bonds, Water Control & Improvement District (NATL-RE FGIC Insured),
4.45%, 3/1/23	3,305	3,351
5.00%, 3/1/25	6,750	7,144
Texas A&M Permanent University Fund Revenue Bonds, Series A,
5.00%, 7/1/30	10,000	10,345
Texas State G.O. Unlimited Bonds, Series II-A, Housing Assistance Program Fund,
5.25%, 12/1/23	3,000	3,305
Texas State Transportation Commission Revenue Bonds, Series A, First Tier,
5.00%, 4/1/23	2,050	2,195
5.00%, 4/1/23	10,000	10,710

		100,334

Utah - 0.9%
Utah State G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 7/1/18	12,000	14,004
Utah State Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 7/1/11	1,000	1,022

		15,026

Virginia - 2.8%
Hampton Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 1/15/21	1,000	1,123
Norfolk G.O. Unlimited Refunding Bonds, Series G,
5.00%, 10/1/20	5,950	6,826
Virginia College Building Authority Education Facilities Revenue Bonds, 21st Century Build America Bonds,
3.88%, 2/1/17	3,675	3,749

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
Virginia - 2.8% continued
Virginia Commonwealth Transportation Board Federal Highway Revenue Reimbursement Notes,
5.00%, 9/27/12	$5,550	$5,966
Virginia State G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 6/1/12	2,630	2,721
5.00%, 6/1/14	6,155	6,932
Virginia State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/21	5,000	5,641
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A,
3.65%, 3/1/18	2,200	2,201
3.70%, 9/1/18	4,280	4,286
Virginia State Public Building Authority Revenue Refunding Bonds, Series B-3,
4.00%, 8/1/21	10,000	10,331

		49,776

Washington - 2.3%
Pierce County School District No. 403 G.O. Unlimited Refunding Bonds (NATL-RE Insured School Board Guaranty), Prerefunded,
5.13%, 6/1/11	6,140	6,259
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,062
Washington State Board Community & Technology College COP, Series F,
4.70%, 7/1/26	2,240	2,190
Washington State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	5,000	5,064
Washington State Motor Vehicle Fuel G.O. Unlimited Refunding Bonds,
5.00%, 7/1/18	10,000	11,531
4.00%, 7/1/25	10,000	9,513
4.00%, 7/1/26	5,300	4,995

		40,614

Total Municipal Bonds (Cost $1,607,378)		1,585,493

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.7%
Northern Institutional Funds - Tax- Exempt Portfolio (3) (4)	134,298,111	$134,298

Total Investment Companies (Cost $134,298)		134,298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series Y, Harvard University Issue,
0.26%, 1/6/11	$10,000	$10,000

Total Short-Term Investments (Cost $10,000)		10,000

Total Investments - 99.0% (Cost $1,751,676)		1,729,791

Other Assets less Liabilities - 1.0%		17,443

NET ASSETS - 100.0%		$1,747,234

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $242,400,000 with net sales of approximately $108,102,000 during the nine months ended December 31, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,752,284

Gross tax appreciation of investments	$15,707
Gross tax depreciation of investments	(38,200)

Net tax depreciation of investments	$(22,493)

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,585,493	(1)	$—	$1,585,493
Investment Companies	134,298	—		—	134,298
Short-Term Investments	—	10,000		—	10,000

Total Investments	$134,298	$1,595,493		$—	$1,729,791

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC-CR - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

SCSDE - South Carolina School District Enhancement

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9%
Alabama - 0.1%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.50%, 2/1/11	$2,000	$2,028

Alaska - 0.3%
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,780

Arizona - 3.3%
Arizona Board Regents State University Systems Revenue Bonds, Tempe Campus Projects, Series A,
3.00%, 7/1/11	500	506
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,201
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,677
Arizona Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A,
4.00%, 10/1/14	755	826
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/13	1,845	1,968
4.00%, 7/1/14	1,910	2,059
Glendale Union High School District Refunding G.O. Limited Bonds (AGM Insured),
4.38%, 7/1/11	300	306
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,099
4.00%, 7/1/16	1,000	1,104
Maricopa County Unified School District No 4-Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/14	3,505	3,775
Maricopa County Unified School District No 97-Deer Valley, G.O. Unlimited Bonds, Series A, School Improvement Project of 2008 (AGM Insured),
2.50%, 7/1/14	225	229
4.25%, 7/1/14	5,000	5,378
Phoenix City G.O. Unlimited Bonds, Series B,
5.00%, 7/1/16	5,000	5,643
Pima County Street & Highway Revenue Bonds (NATL-RE FGIC Insured),
4.25%, 7/1/11	835	838
Pinal County Obligations Revenue Refunding Bonds,
3.00%, 8/1/15	1,820	1,862
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue Bonds, Series B,
4.00%, 1/1/16	13,000	14,218
Tucson Water Systems Revenue Bonds,
5.00%, 7/1/16	1,275	1,448

		48,137

California - 7.1%
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	552
California State Department of Water Resources & Power Supply Revenue Bonds, Series L,
5.00%, 5/1/15	10,000	11,213
California State Department of Water Resources & Power Supply Revenue Bonds, Series M,
5.00%, 5/1/16	4,500	5,082
California State Revenue Anticipation Notes, Series A-2,
3.00%, 6/28/11	10,000	10,076
California Statewide Communities Development Authority Revenue Bonds, Series 1A, Receivables Program,
5.00%, 6/15/13	10,000	10,602
Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11	20,000	20,156
Los Angeles G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11	15,000	15,029
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,567
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/16	5,000	5,719

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
California - 7.1% continued
San Bernardino County Transportation Authority Sales TRB, Series A,
5.00%, 5/1/12	$5,250	$5,522
San Diego Unified School District G.O. Unlimited Tax & Revenue Anticipation Notes, Series A,
2.00%, 6/30/11	5,000	5,037
San Joaquin County Transportation Authority Sales TRB, Measure K Senior Notes,
5.00%, 4/1/11	3,000	3,032
University of California Revenue Bonds, Series P, Regents University of California,
5.00%, 5/15/13	5,085	5,551

		103,138

Colorado - 0.8%
Colorado Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured),
5.50%, 6/15/12	1,000	1,070
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	5,684
Jefferson County School District R-1 G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 12/15/13	585	649
Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured),
5.00%, 12/1/16	1,590	1,750
Regional Transportation District Refunding COP, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/11	1,750	1,779

		10,932

Connecticut - 1.8%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A,
5.00%, 1/1/13	450	487
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/14	10,000	11,085
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien Transportation Infrastructure,
5.00%, 2/1/17	2,500	2,849
State of Connecticut G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,420	6,258
State of Connecticut Special Tax Obligation Revenue Refunding Bonds, Series C, Transportation Infrastructure,
5.00%, 11/1/18	5,230	5,950

		26,629

Delaware - 1.4%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	17,331
University of Delaware Revenue Refunding Bonds, Series B,
4.00%, 11/1/14	1,250	1,372
5.00%, 11/1/15	1,000	1,153

		19,856

Florida - 5.8%
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account (G.O. of Corp. Insured),
2.00%, 4/21/11	14,000	14,048
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,164
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	5,000	5,300
5.00%, 7/1/15	10,000	10,749
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured),
5.25%, 6/1/12	1,000	1,063
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,430	6,150
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Guaranteed NATL-RE Insured),
5.00%, 6/1/15	5,750	6,290
Florida State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 6/1/12	1,575	1,669

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Florida - 5.8% continued
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B,
6.38%, 7/1/14	$1,500	$1,741
Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,352
Jacksonville Excise TRB, Series B (AMBAC Insured),
5.38%, 10/1/18	2,350	2,490
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Project,
5.00%, 7/1/15	5,000	5,582
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/13	3,500	3,816
Orlando Capital Improvement Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/11	1,000	1,033
Osceola County G.O. Limited Bonds (Assured Guaranty Insured),
3.00%, 10/1/11	1,260	1,282
Palm Beach County School Board Refunding COP, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,599
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,663
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/11	1,510	1,561
5.00%, 10/1/12	1,440	1,538
5.00%, 10/1/14	2,535	2,779
Tallahassee Blueprint 2000 Intergov-ernmental Agency Revenue Bonds (NATL-RE Insured),
5.00%, 10/1/14	500	545

		84,414

Georgia - 2.4%
Augusta Sales Tax G.O. Unlimited Bonds (XLCA Insured),
4.00%, 3/1/11	500	503
Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/12	2,845	3,008
County of Spalding Sales Tax G.O. Unlimited Bonds (Assured Guaranty Insured),
4.00%, 3/1/11	850	855
De Kalb County School District G.O. Unlimited (State Aid Withholding),
5.00%, 2/1/11	1,000	1,004
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project,
5.00%, 11/1/15	2,250	2,488
5.00%, 11/1/16	2,280	2,529
Georgia State G.O. Unlimited Bonds, Series F,
5.00%, 11/1/14	5,000	5,682
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,699
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured),
5.00%, 6/1/13	3,000	3,282
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,069
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured),
5.00%, 7/1/15	4,000	4,510
Municipal Electric Authority Revenue Bonds, Subseries A, Project One,
5.00%, 1/1/13	2,000	2,125
Municipal Electric Authority Revenue Bonds, Subseries D, Project One,
5.00%, 1/1/13	1,710	1,831
5.00%, 1/1/14	1,045	1,142

		35,727

Hawaii - 0.5%
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured),
5.25%, 9/1/16	5,000	5,479

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Hawaii - 0.5% continued
Honolulu Hawaii City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	$2,000	$2,283

		7,762

Idaho - 0.1%
University of Idaho Adjustable Revenue Refunding Bonds, Series A (AGM Insured),
4.38%, Mandatory Put 4/1/11	750	756

Illinois - 2.6%
City of State Charles G.O. Unlimited Refunding Bonds, Corporation Purpose, Series B,
2.00%, 12/1/11	300	303
County of Du Page Transportation Revenue Bonds (AGM Insured),
5.50%, 1/1/11	4,285	4,285
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,283
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.00%, 3/1/15	4,000	4,393
Illinois State Certificates G.O. Unlimited Notes,
3.00%, 5/20/11	15,000	15,082
Illinois State Sales TRB,
5.38%, 6/15/16	2,010	2,030
Illinois State Toll Highway Authority Revenue Bonds, Series A2 (AGM Insured), Prerefunded,
5.00%, 7/1/16	8,075	9,436
Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,079

		37,891

Indiana - 0.9%
Indiana State Finance Authority Revenue Refunding Bonds,
5.00%, 7/1/14	3,485	3,846
Indiana Transportation Finance Authority Highway Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,777
Indiana University Revenue Bonds, Series O, Student Fee (NATL-RE FGIC Insured),
5.00%, 8/1/11	600	616
Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,646
Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding),
4.00%, 1/15/13	500	530
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
4.00%, 1/15/14	1,805	1,935

		13,350

Kansas - 0.2%
Wichita Kansas Water & Sewerage Utilities Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 10/1/19	2,000	2,125
Kentucky - 1.3%
Jefferson County School District Finance Corp. Revenue Refunding Bonds, Series A (AGM Insured),
5.15%, 1/1/11	750	750
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	6,485
Kentucky State Property & Buildings Commission Revenue Refunding Bonds,
5.00%, 11/1/12	4,475	4,790
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured),
5.25%, 2/1/17	3,000	3,426
Louisville & Jefferson County Metropolitan Government G.O. Unlimited Refunding Bonds, Series D,
3.00%, 10/1/18	2,935	2,975

		18,426

Louisiana - 0.1%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded,
5.00%, 4/1/12	1,000	1,055

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Maryland - 2.3%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	$5,425	$6,347
Frederick County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 12/1/15	6,375	7,063
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	17,489
Maryland State Department of Transportation Revenue Bonds,
4.50%, 2/15/12	1,850	1,933
Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 5/1/12	1,000	1,059

		33,891

Massachusetts - 1.4%
Massachusetts State Department Transportation Metropolitan Highway System Senior Revenue Bonds, Series B,
5.00%, 1/1/15	3,500	3,854
Massachusetts State G.O. Limited Bonds, Series C (NATL-RE FGIC Insured G.O. of Commonwealth),
5.50%, 11/1/14	1,875	2,148
Massachusetts State G.O. Unlimited Refunding Bonds, Series A,
6.00%, 11/1/11	1,275	1,334
Massachusetts State Revenue Anticipation G.O. Limited Notes, Series C,
2.00%, 6/23/11	10,000	10,080
Quincy G.O. Limited Anticipation Notes,
2.00%, 7/29/11	2,500	2,521

		19,937

Michigan - 0.5%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded,
5.25%, 7/1/13	1,000	1,102
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Project (NATL-RE Insured), Prerefunded,
5.00%, 10/15/13	5,000	5,542

		6,644

Minnesota - 2.9%
Bemidji G.O Unlimited Bonds, Temp Sales Tax,
4.50%, 2/1/12	3,000	3,010
Minnesota Public Facilities Authority Revolving Revenue Bonds, Series C,
5.00%, 3/1/17	5,000	5,837
Minnesota Public Facilities Authority Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,053
Minnesota State G.O. Unlimited Bonds, Series C,
5.00%, 8/1/13	5,000	5,516
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/16	10,000	11,636
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	11,053
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/12	2,190	2,278
5.00%, 1/1/14	2,320	2,525

		42,908

Mississippi - 0.2%
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,620	2,892
Mississippi State G.O. Unlimited Refunding Bonds,
5.75%, 12/1/11	510	535

		3,427

Nebraska - 0.1%
Nebraska Public Power District Revenue Bonds, Series B,
5.00%, 1/1/14	1,730	1,900

Nevada - 0.8%
Clark County School District G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,231
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/18	2,000	2,188
Clark County School District G.O. Limited Bonds, Series C (NATL-RE Insured),
5.00%, 6/15/12	2,350	2,494

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Nevada - 0.8% continued
Clark County School District G.O. Limited Tax Bonds, Series B,
5.00%, 6/15/11	$500	$510
Clark County Water Reclamation District G.O. Limited Bonds, Series B,
4.00%, 7/1/13	1,225	1,306
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 6/1/13	1,600	1,734
Las Vegas Valley Water District G.O. Limited TRB, Series D,
5.00%, 6/1/15	770	858

		11,321

New Hampshire - 0.5%
Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded,
5.50%, 6/1/13	1,400	1,540
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems,
5.00%, 7/1/14	3,000	3,313
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 5/1/12	2,500	2,648

		7,501

New Jersey - 4.0%
New Jersey Economic Development Authority Revenue Bonds, School Facilities Construction, Sub-Series T-3 (AGM Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,747
New Jersey Economic Development Authority Revenue Refunding Bonds, School Facilities Construction, Sub-Series DD-1,
5.00%, 12/15/16	10,000	11,065
New Jersey State G.O. Unlimited Refunding Bonds, Series D (FGIC-TCRS), Escrowed to Maturity,
6.00%, 2/15/11	4,500	4,531
New Jersey State G.O. Unlimited Refunding Bonds, Series D, Escrowed to Maturity,
6.00%, 2/15/11	4,250	4,279
New Jersey State G.O. Unlimited Refunding Bonds, Series J (NATL-RE FGIC-TCRS Insured),
5.00%, 7/15/11	750	768
New Jersey State G.O. Unlimited Refunding Bonds, Series Q,
5.00%, 8/15/17	10,000	11,385
New Jersey State Tax & Revenue Anticipation Notes,
2.00%, 6/23/11	15,000	15,115
New Jersey State Transit Corp. COP, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,177
New Jersey Transportation Trust Fund Authority Revenue Bonds, Unrefunded Balance, Series D, Transportation System (AMBAC Insured),
5.00%, 6/15/18	4,000	4,214
Ocean County Utilities Authority Wastewater Revenue Refunding Bonds (NATL-RE Insured County Gtd.),
5.00%, 1/1/11	1,350	1,350
Wayne Township School District G.O. Unlimited Bonds (AGM Insured School Board Resource Fund),
3.25%, 7/15/11	1,500	1,524

		59,155

New Mexico - 1.0%
Albuquerque City G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,678
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds,
4.00%, 6/1/13	1,000	1,067
New Mexico Finance Authority Revenue Bonds, Series A,
2.00%, 6/1/11	350	352
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	11,515

		14,612

New York - 8.7%
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,434
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured),
5.00%, 11/15/12	4,000	4,257
Nassau County G.O. Unlimited Revenue Anticipatory Notes, Series B,
1.25%, 4/15/11	15,000	15,024

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
New York - 8.7% continued
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp.),
5.00%, 2/15/13	$5,000	$5,360
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,
5.00%, 11/1/15	5,000	5,713
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured,
5.25%, 8/1/18	5,035	5,520
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Future Tax Secured,
5.00%, 11/1/15	8,400	9,619
New York G.O. Unlimited Bonds, Series C,
5.25%, 8/1/11	3,250	3,341
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/11	1,450	1,488
New York G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,642
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,138
5.00%, 10/1/17	2,880	3,221
New York State Dormitory Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,449
New York State Dormitory Authority State Supported Debt City University System Consolidated Fifth General Resolution Revenue Bonds, Series B,
5.00%, 7/1/14	1,370	1,513
New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement (State Appropriation Insured),
5.00%, 2/15/13	5,000	5,367
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured),
5.00%, 2/15/14	2,810	3,080
New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project,
5.25%, 6/15/21	6,510	6,895
New York State Thruway Authority General Revenue Bonds, Anticipatory Notes,
3.00%, 7/15/11	1,150	1,164
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A,
5.00%, 4/1/14	1,000	1,104
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,312
New York State Thruway Authority Services Contract Revenue Bonds, Local Highway & Bridge Service Contract,
5.00%, 4/1/15	4,500	5,049
New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract,
5.00%, 4/1/13	3,000	3,243
New York State Urban Development Corp. Revenue Bonds, Series B-1, State Personal Income Tax,
5.00%, 3/15/16	2,075	2,378
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,353
Suffolk County Tax Anticipation G.O. Unlimited Notes,
2.00%, 9/13/11	20,000	20,233
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority),
5.25%, 11/15/18	5,000	5,323

		127,220

North Carolina - 1.1%
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	11,601
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	2,550	2,684

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 74.9% continued
North Carolina - 1.1% continued
Winston-Salem Water & Sewer System Revenue Bonds, Series A,
3.00%, 6/1/17	$1,660	$1,734

		16,019

Ohio - 2.6%
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 6/1/15	2,500	2,851
Ohio State Common School G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,833
Ohio State Common School G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/14	2,500	2,809
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	7,500	8,406
Ohio State University General Receipts Revenue Bonds, Series A, Prerefunded,
5.00%, 12/1/20	2,035	2,201
Ohio State University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/14	5,000	5,579
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
5.00%, 12/1/14	2,250	2,543
University of Akron General Receipts Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/15	2,500	2,768
University of Cincinnati General Receipts Revenue Bonds, Series C (Assured Guaranty Insured),
5.00%, 6/1/13	2,110	2,287
5.00%, 6/1/14	1,795	1,979

		38,256

Oklahoma - 0.4%
Oklahoma State Municipal Power Authority Power Supply System Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,748
Tulsa County Independent School District No. 1 Combined Purpose, G.O. Unlimited Bonds, Series A,
2.00%, 6/1/14	4,170	4,185

		5,933

Oregon - 1.2%
Multnomah-Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (AGM Insured School Board Guaranty), Prerefunded,
5.50%, 6/15/11	1,000	1,024
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,760
Oregon State Department of Administrative Services COP, Series C,
5.00%, 11/1/14	2,895	3,222
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/14	5,670	6,311
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,672
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 6/1/12	1,800	1,912

		17,901

Pennsylvania - 2.1%
Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,112
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	17,129
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,780
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University),
5.00%, 9/15/14	6,000	6,721

		30,742

Rhode Island - 0.0%
Rhode Island Clean Water Finance Agency PCR Refunding Bonds, Sub-Series A,
5.00%, 10/1/14	150	169

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
South Carolina - 0.1%
Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded,
5.50%, 12/1/12	$1,140	$1,250
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured),
5.25%, 10/1/11	245	254
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (XLCA Insured),
5.00%, 10/1/11	575	594

		2,098

Tennessee - 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University),
5.25%, 10/1/15	5,000	5,774
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University),
5.00%, 10/1/12	1,600	1,719
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/15	5,000	5,688
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,719
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program,
4.00%, 5/1/14	1,030	1,121

		20,021

Texas - 5.9%
Bell County G.O. Limited Tax Notes, Prerefunded,
5.00%, 2/15/12	1,095	1,149
Bell County G.O. Limited Tax Notes, Unrefunded Balance,
5.00%, 2/15/15	905	945
Corpus Christi G.O. Limited Certificates (AGM Insured), Prerefunded,
5.75%, 3/1/11	1,000	1,009
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.),
3.13%, 2/15/17	7,140	7,470
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
3.25%, 2/15/17	7,000	7,373
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.),
5.50%, 2/15/17	10,000	11,810
Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/11	3,435	3,554
Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,074
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,691
Irving Improvement G.O. Limited Refunding Bonds,
5.00%, 9/15/11	1,000	1,033
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/13	1,000	1,086
5.00%, 5/15/15	1,580	1,767
Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance 2010 (FSA Insured),
6.00%, 5/15/12	1,075	1,079
Lower Colorado River Authority Transmission Contract Revenue Bonds (AGM Insured),
5.38%, 5/15/14	1,235	1,303
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,074
North Texas Tollway Authority Revenue Refunding Bonds, Series H, First Tier,
5.00%, Mandatory Put 1/1/11	3,000	3,000
Plano Independent School District G.O. Unlimited Bonds, Series A, School Building,
5.00%, 2/15/12	1,000	1,050
San Antonio Electric & Gas Systems Revenue Refunding Bonds, Series A,
5.50%, 2/1/12	1,350	1,423

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 74.9% continued
Texas - 5.9% continued
San Antonio General Improvement G.O. Limited Refunding Bonds,
4.00%, 8/1/12	$1,585	$1,669
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	8,025
Texas State PFA G.O. Unlimited Refunding Bonds,
5.50%, 10/1/12	2,260	2,449
Texas State Tax & Revenue Anticipation Notes,
2.00%, 8/31/11	20,000	20,220

		86,253

Utah - 3.1%
Alpine School District G.O. Unlimited Bonds (School Board Guaranty), Prerefunded,
5.25%, 9/15/11	2,000	2,069
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 7/1/12	10,000	10,616
5.50%, 7/1/14	3,500	3,805
Nebo School District G.O. Unlimited Refunding Bonds, Series A, School Building (School Board Guaranty),
2.50%, 7/1/11	500	505
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	650	704
Utah State G.O Unlimited Bonds, Series A,
5.00%, 7/1/15	10,160	11,673
5.00%, 7/1/16	7,500	8,730
Utah State G.O. Unlimited Bonds, Series C,
5.00%, 7/1/14	5,000	5,636
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,072

		44,810

Virginia - 2.3%
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,583
Fairfax County G.O. Unlimited Refunding Bonds, Series C, Public Improvement Project (State Aid Withholding),
5.00%, 10/1/15	10,235	11,825
Loudoun County G.O. Unlimited Bonds, Series B, Public Improvement Project (State Aid Withholding),
5.00%, 12/1/13	1,000	1,116
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, 21st Century College & Equipment,
5.00%, 2/1/11	4,600	4,618
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B,
5.00%, 8/1/16	5,000	5,767
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/12	1,355	1,447
Virginia State Public School Authority School Financing Revenue Bonds, Series B-1 (State Aid Witholding),
5.00%, 8/1/16	1,000	1,157
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program,
5.00%, 11/1/15	4,025	4,627

		34,140

Washington - 2.1%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/14	3,500	3,923
5.50%, 7/1/14	1,200	1,365
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
5.00%, 7/1/15	5,000	5,693
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3,
5.00%, 7/1/12	150	160
Franklin County Public Utility District No. 1 Electric Revenue Refunding Bonds (NATL-RE Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,082
King County G.O. Limited Tax Anticipation Notes,
2.00%, 6/15/11	2,000	2,015
King County School District No. 1 Seattle G.O. Limited Bonds, Series A (School Board Guaranty Insured),
4.00%, 6/1/11	400	406

NORTHERN FUNDS QUARTERLY REPORT    10    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 74.9% continued
Washington - 2.1% continued
King County Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.50%, 1/1/15	$1,500	$1,566
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	3,000	3,311
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded,
5.25%, 12/1/11	3,000	3,131
Washington State G.O. Unlimited Refunding Bonds, Series R-2011A,
5.00%, 1/1/18	5,200	5,987
Washington State Various Purpose G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured), Prerefunded,
5.25%, 1/1/11	2,000	2,000

		30,639

Wisconsin - 1.3%
Milwaukee City G.O. Unlimited Promissory Notes, Series N1,
5.00%, 2/15/16	4,300	4,949
Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured),
5.00%, 2/15/12	2,575	2,705
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,317
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	5,252
Wisconsin State G.O. Unlimited Bonds, Series F (AGM Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,065

		19,288

Wyoming - 0.2%
Campbell County Recreation Project Board Lease Revenue Bonds,
5.00%, 6/15/12	3,000	3,171

Total Municipal Bonds (Cost $1,074,052)		1,094,962

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 13.4%
AIM Tax-Free Cash Reserve Portfolio	95,875	$96
Northern Institutional Funds - Tax- Exempt Portfolio (1) (2)	196,321,176	196,321

Total Investment Companies (Cost $196,417)		196,417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 10.4%
Bethlehem Area School District G.O. Unlimited VRDB (AGM Insured State Aid Withholding),
0.48%, 1/6/11	$14,495	$14,495
Broward County School Board COP VRDB, Series B (AGM Insured),
0.33%, 1/6/11	15,000	15,000
Chicago Board of Education G.O. Unlimited VRDB, Series B (AGM Insured),
0.45%, 1/6/11	18,855	18,855
Colorado Springs Utilities Revenue Refunding VRDB, Series A, Subordinate Lien,
0.38%, 1/6/11	5,400	5,400
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series A, Memorial Hermann Healthcare (AGM Insured),
0.35%, 1/5/11	20,000	20,000
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A2, Senior Priority (AGM Insured),
0.39%, 1/6/11	2,750	2,750
Illinois State Toll Highway Authority Revenue VRDB, Series A2, Senior Priority,
0.35%, 1/6/11	10,000	10,000
Long Island Power Authority Electric System Revenue VRDB, Series J (FSA Insured),
0.30%, 1/3/11	11,120	11,120
Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB, Football Stadium Issue,
0.39%, 1/6/11	4,900	4,900
Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series B (AGM Insured),
0.39%, 1/6/11	20,000	20,000

TAX-EXEMPT FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 10.4% continued
Nazareth Area School District G.O Limited VRDB (AGM Insured State Aid Witholding),
0.48%, 1/6/11	$10,990	$10,990
North Penn Water Authority Revenue VRDB (AGM Insured),
0.48%, 1/6/11	8,300	8,300
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C1 (AGM Insured),
0.39%, 1/6/11	5,000	5,000
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C3 (AGM Insured),
0.33%, 1/6/11	5,420	5,420

Total Short-Term Investments (Cost $152,230)		152,230

Total Investments - 98.7% (Cost $1,422,699)		1,443,609

Other Assets less Liabilities - 1.3%		19,482

NET ASSETS - 100.0%		$1,463,091

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $259,314,000 with net sales of approximately $62,993,000 during the nine months ended December 31, 2010.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,422,699

Gross tax appreciation of investments	$23,336
Gross tax depreciation of investments	(2,426)

Net tax appreciation of investments	$20,910

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$—	$1,094,962	(1)	$—	$1,094,962
Investment Companies	196,417	—		—	196,417
Short-Term Investments	—	152,230		—	152,230

Total Investments	$196,417	$1,247,192		$—	$1,443,609

(1) Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    12    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

TCRS - Transferable Custody Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7%
Alabama - 0.2%
Birmingham Waterworks Board Revenue Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/39	$2,000	$1,957

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	3,000	3,006

Arizona - 1.0%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,290
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A,
5.00%, 10/1/30	1,000	1,023
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/34	3,515	3,289

		9,602

California - 16.5%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	10,000	10,926
Anaheim Public Financing Authority Revenue Bonds, Series A, Electric System Distribution Facilities (AGM Insured),
5.00%, 10/1/31	3,500	3,352
Berkeley G.O. Unlimited Tax and Revenue Anticipation Notes,
2.00%, 6/30/11	10,000	10,085
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,567
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	2,955
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	130	130
California State University Revenue Bonds Systemwide, Series A,
5.50%, 11/1/39	5,000	5,120
Carlsbad Unified School District Convertible Capital Appreciation G.O. Unlimited Bonds, Series B,
3.19%, 5/1/34(1)	2,500	1,388
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured),
10.88%, 2/1/32(1)	5,800	1,325
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	5,000	5,057
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,085
Fontana Unified School District G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured),
13.77%, 8/1/31(1)	5,380	1,377
Hartnell Community College District, Appreciation G.O. Unlimited Bonds, Series D, Election of 2002,
5.71%, 8/1/34(1)	4,500	2,127
Kern High School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
6.60%, 2/1/17	1,845	1,889
6.60%, 8/1/17	1,825	1,869
Long Beach Airports Revenue Bonds, Series A,
5.00%, 6/1/40	4,000	3,582
Long Beach Harbour Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,011
Los Angeles Community College District G.O. Unlimited Bonds Series C Election 2008,
5.25%, 8/1/39	5,000	4,985
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured),
5.00%, 10/1/21	1,000	1,046
Los Angeles Department of Airports Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	1,933
Los Angeles Department of Airports Revenue Bonds, Subseries B,
5.00%, 5/15/40	5,000	4,651

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
California - 16.5% continued
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	$4,525	$4,528
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2, Series A,
5.00%, 7/1/30	6,600	6,592
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured),
4.50%, 1/1/28	2,000	1,791
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured),
4.50%, 7/1/25	4,050	3,843
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,052
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,139
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	7,020	7,314
New Haven Unified High School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured),
11.89%, 8/1/31(1)	1,270	325
12.58%, 8/1/32(1)	1,285	306
Palomar Pomerado Health Convertible Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
3.54%, 8/1/38(1)	10,000	5,839
Paramount Unified School District G.O. Unlimited Bonds, Election 2006 (AGM Insured),
5.25%, 8/1/32	5,000	4,981
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/40	10,000	9,045
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	5,000	4,988
San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002, (AGM Insured),
5.00%, 8/1/31	5,000	4,837
San Diego County Regional Airport Authority Revenue Bonds, Subseries A,
5.00%, 7/1/40(1)	4,000	3,581
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Project,
5.25%, 3/1/22	3,155	3,249
San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series F,
5.00%, 5/1/40	5,000	4,583
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A,
4.90%, 5/1/29	2,000	1,865
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	4,856
San Joaquin County Transportation Authority Sales TRB, Measure K-Senior Notes,
4.00%, 4/1/11	1,000	1,008
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,624
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.50%, 8/1/30	5,375	5,414
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	5,000	5,143

		165,363

Colorado - 0.6%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	1,000	1,061
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,027
Denver City & County Special Facilities Airport Revenue Bonds, Series A, Rental Car Project (NATL-RE Insured),
6.00%, 1/1/14	2,275	2,282

		6,370

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Connecticut - 0.1%
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	$805	$824

Delaware - 0.3%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), SFM (AGM Insured),
5.80%, 7/1/35	3,130	3,292

District of Columbia - 2.1%
District of Columbia University Revenue Bonds, Series D, Georgetown University, ( BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,045
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
5.50%, 10/1/39	15,000	15,486
Metropolitan Washington Airports Authority Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 10/1/35	5,000	4,696

		21,227

Florida - 7.7%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	800	807
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	1,235	1,359
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
9.13%, 6/1/14	325	401
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	12,750	14,889
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	15,000	15,279
Florida State Municipal Power Agency Revenue Bonds, Series A, All Requirements Power,
5.25%, 10/1/19	2,000	2,148
6.25%, 10/1/31	3,000	3,250
Jea Electric Systems Revenue Bonds, Subseries A,
5.50%, 10/1/39	5,000	5,014
Miami-Dade County Aviation Revenue Bonds, Series A, International,
5.50%, 10/1/29	2,500	2,482
Miami-Dade County Aviation Revenue Bonds, Series A, International Airports,,
5.38%, 10/1/35	5,000	4,843
Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured),
5.00%, 11/1/31	2,500	2,406
Miami-Dade County Transit Sales Surtax Revenue Bonds, (XLCA Insured),
5.00%, 7/1/31	10,000	9,899
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity,
6.75%, 10/1/17	7,700	8,989
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	4,875	5,285

		77,051

Georgia - 1.9%
Athens-Clarke County Unified Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	7,500	7,690
Atlanta Water& Wastewater Revenue Bonds (AGM Insured),
5.75%, 11/1/30	5,000	5,174
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities - Lanier Village,
7.25%, 11/15/29	2,000	2,015
Georgia Municipal Electric Authority Power Revenue Bonds, Series B, Non Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,645
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	1,000	999

		18,523

Hawaii - 2.7%
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,023

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Hawaii - 2.7% continued
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured),
5.00%, 7/1/35	$21,045	$21,104
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,084

		27,211

Illinois - 13.4%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B Unrefunded Balance (NATL-RE Insured),
13.34%, 1/1/33(1)	505	120
Chicago Board of Education G.O. Refunding Unlimited Bonds, Series A, (AMBAC Insured),
5.50%, 12/1/30	2,990	3,048
Chicago G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance (NATL-RE Insured),
5.00%, 1/1/34	5,000	4,438
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	1,823
Chicago O’Hare International Airport Second Lien General Revenue Refunding Bonds, (AMBAC Insured),
5.50%, 1/1/18	5,000	5,039
Chicago O’Hare International Airport Third Lien General Revenue Bonds, Series B-2 (XLCA Insured),
6.00%, 1/1/29	11,000	11,235
Chicago O’Hare International Airport Third Lien General Revenue Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/28	5,000	4,721
Chicago O’Hare International Airports Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/27	5,000	4,871
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/38	9,955	10,014
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	811
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	3,500	3,628
5.25%, 3/1/40	5,000	4,805
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 2/1/27	5,000	5,041
Illinois State Sales TRB,
5.25%, 6/15/24	5,000	5,041
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	6,500	6,504
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,003
Metropolitan Pier & Exposition Authority Dedicated Sales Refunding TRB Capital Appreciation, Series B, McCormick Place Expansion (AGM Insured),
8.99%, 6/15/26(1)	10,000	3,933
Metropolitan Pier & Exposition Authority Dedicated Sales Refunding TRB, Series B, McCormick Place Expansion (AGM Insured),
5.00%, 6/15/50	12,500	11,132
Metropolitan Pier & Exposition Authority Dedicated Sales Refunding TRB, Series B-2, McCormick Place Expansion,
5.00%, 6/15/50	3,000	2,650
5.25%, 6/15/50	5,000	4,611
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion,
5.50%, 6/15/50	7,000	6,781
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	10,000	9,235
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	3,900	4,017
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority),
6.00%, 7/1/33	15,000	15,679

		134,180

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Indiana - 3.4%
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds,
7.25%, 8/1/13	$4,200	$4,659
Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
4.50%, 6/1/29	5,000	4,696
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/42	5,000	4,609
Indiana State Office Building Commission Capital Complex Revenue Bonds, Series B (NATL-RE Insured),
7.40%, 7/1/15	5,620	6,561
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured),
3.50%, 6/1/18	3,280	3,368
Indianapolis Local Public Improvement Bank Revenue Bonds, Series B, Airports Authority Project (NATL-RE Insured),
4.75%, 1/1/33	5,600	4,697
Indianapolis Local Public Improvement Bank Revenue Bonds, Series F, Airports Authority Project (AMBAC Insured),
5.00%, 1/1/36	1,500	1,330
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (AGM Insured),
6.00%, 5/1/29	2,000	2,001
Porter County Jail Building Corp. Revenue Refunding Bonds, First Mortgage (AGM Insured),
5.50%, 1/10/24	1,815	1,965

		33,886

Kansas - 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,685	1,759

Kentucky - 1.0%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (NATL-RE Insured),
5.50%, 5/15/34	10,000	10,171

Louisiana - 1.0%
East Baton Rouge Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	5,026
Louisiana State Gas & Fuels TRB, Series A (NATL-RE FGIC Insured),
5.00%, 5/1/41	5,000	4,930

		9,956

Maine - 0.1%
Maine State Housing Authority Mortgage Purpose Revenue Bonds, Series B2,
4.10%, 11/15/25	1,250	1,169

Maryland - 0.6%
Maryland State Transportation Authority Revenue Bonds, Transportation Facilities Project,
5.00%, 7/1/21	4,000	4,405
Montgomery County Housing Opportunites Commission, Revenue Bonds, Series A, Housing Development,
6.10%, 7/1/30	1,500	1,501

		5,906

Massachusetts - 3.6%
Massachusetts Bay Transportation Authority Sales Refunding TRB, Series A-1,
5.25%, 7/1/29	5,945	6,308
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University),
5.00%, 7/1/19	5,000	5,636
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,100
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured),
5.00%, 8/15/30	5,000	5,049
Massachusetts State Water Pollution Abatement Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,684
Massachusetts State Water Pollution Abatement Revolving Fund Revenue Bonds, Series 14,
5.00%, 8/1/27	10,000	10,615

		36,392

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Michigan - 0.1%
Wayne Charter County Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured),
5.38%, 12/1/15	$1,000	$1,081

Minnesota - 1.0%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School (AGM School District Credit Program),
5.00%, 2/1/26	5,000	5,033
Minnesota Public Facilities Authority Revolving Fund Revenue Bonds, Series C,
3.25%, 3/1/24	4,390	4,026
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	345	358
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	540	545

		9,962

Mississippi - 0.0%
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (Collateralized by GNMA/FNMA/FHLMC Securities),
5.40%, 6/1/38	35	36

Nevada - 0.5%
Clark County Passenger Facilities Charge Revenue Bonds, Series A, Las Vegas Maccarran International Airport,
5.00%, 7/1/30	5,000	4,772

New Hampshire - 1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	10,890	11,180

New Jersey - 3.3%
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series 2005-A, (AGM Insured),
5.75%, 11/1/28	1,445	1,624
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	481
New Jersey State G.O. Unlimited Revenue Refunding Bonds, Series Q,
5.00%, 8/15/19	5,000	5,597
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Bonds, Series A,
5.50%, 6/1/27	5,000	5,003
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
2.10%, 1/1/35(1)	5,000	3,824
New Jersey Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C (AMBAC Insured),
8.43%, 12/15/26(1)	850	318
New Jersey Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C (NATL-RE FGIC Insured),
9.87%, 12/15/31(1)	2,500	634
New Jersey Transportation Trust Fund Authority System Revenue Bonds, Series D,
5.00%, 12/15/23	10,000	10,282
5.25%, 12/15/23	5,000	5,236

		32,999

New Mexico - 0.4%
New Mexico Mortgage Finance Authority Revenue Bonds, Series C-2, SFM Class 1 (Collateralized by GNMA/FNMA/ FHLMC Securities),
5.00%, 9/1/26	3,845	3,863

New York - 13.2%
Long Island Power Authority Electric System General Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,400
6.00%, 5/1/33	10,000	10,667
Metropolitan Transportation Authority Dedicated TRB, Series A,
5.50%, 11/15/39	10,000	10,295
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	10,000	10,216
Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B,
1.25%, 4/15/11	5,000	5,008

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
New York - 13.2% continued
New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	$1,900	$2,019
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B,
5.00%, 6/15/22	1,000	1,050
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series EE, Fiscal 2009,
5.25%, 6/15/40	3,000	3,053
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (NATL-RE FGIC Insured),
5.25%, 2/1/17(1)	5,000	5,398
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Court Facilities Lease (AMBAC Insured),
5.50%, 5/15/28	5,000	5,147
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University,
5.25%, 7/1/34	2,500	2,545
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School District Financing Program (Assured Guarantee State Aid Witholding),
5.25%, 10/1/23	5,000	5,368
New York State Dormitory Authority State Personal Education Income Refunding TRB, Series B (AMBAC Insured),
5.50%, 3/15/25	5,200	5,870
5.50%, 3/15/30	5,000	5,377
New York State Dormitory Authority State Personal Education Income TRB, Series B,
5.75%, 3/15/36	10,000	10,679
New York State Dormitory Authority State Personal Income Refunding TRB , Series E, General Pourpose,
5.00%, 2/15/22	2,680	2,922
New York State Thruway Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,476
New York State Urban Development Corp. Personal Income TRB, Series A,
5.00%, 3/15/20	11,000	12,316
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	5,000	5,010
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,498
5.00%, 10/15/24	10,000	10,394
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C, Asset Backed,
5.50%, 6/1/19	2,500	2,694

		132,402

North Carolina - 3.5%
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,349
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series B,
5.00%, 1/1/26	2,250	2,245
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	6,921
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 5/1/21	10,000	11,534
Wake Countuy G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/22	10,000	11,476

		35,525

Ohio - 2.1%
Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured),
5.00%, 12/1/33	5,000	4,828
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	3,000	3,020
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	430	431

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Ohio - 2.1% continued
Ohio State University General Reciepts Revenue Bonds, Series D,
5.00%, 12/1/28	$5,000	$5,174
Plain Local School District G.O. Unlimited Bonds Unrefunded Balance, (NATL-RE FGIC Insured),
6.00%, 12/1/25	190	192
University of Cincinnati General Reciepts Revenue Bonds, Series F,
4.00%, 6/1/27	8,000	7,119

		20,764

Oklahoma - 0.5%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured),
6.00%, 1/1/13	3,270	3,386
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded,
6.38%, 6/1/11	2,000	2,050

		5,436

Pennsylvania - 0.7%
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.13%, 2/15/23	5,000	5,461
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,363

		6,824

Puerto Rico - 1.1%
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series ZZ,
5.25%, 7/1/19	2,200	2,389
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation Bond (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	2,500	2,905
Puerto Rico Sales Tax Financing Corp. Sales TRB, First Subordinate Series A,
6.38%, 8/1/39	5,000	5,313

		10,607

South Carolina - 3.8% Charleston Waterworks & Sewer Capital Improvement Revenue Refunding Bonds,
5.00%, 1/1/41	10,000	10,181
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,995	6,232
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	11,500	11,983
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A,
5.25%, 10/1/40	10,000	9,778

		38,174

South Dakota - 0.3%
Rapid City Water Revenue Bonds,
5.25%, 11/1/39	2,500	2,524

Texas - 3.8%
Dallas Independent School District G.O. Unlimited Bonds (PSF Gtd.),
6.38%, 2/15/34	5,000	5,661
Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Joint Improvement,
5.25%, 11/1/38	7,000	6,790
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	835	865
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds,
14.33%, 8/15/29(1)	12,505	3,945
Houston Independent School District G.O. Unlimited Bonds, School House (PSF Gtd.),
5.00%, 2/15/25	5,000	5,272
Houston Water & Sewer Systems Revenue Refunding Bonds, Series B, Junior Lien, Escrowed to Maturity (NATL-RE Insured),
5.50%, 12/1/29	2,500	2,853
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.25%, 5/15/31	10,000	10,724

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Texas - 3.8% continued
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	$1,000	$1,040
6.00%, 10/1/21	1,250	1,268

		38,418

Utah - 0.5%
Utah Transit Authority Sales Refunding TRB, Series C (AGM Insured),
5.25%, 6/15/29	5,000	5,408

Washington - 3.0%
King County Sewer Revenue Refunding Bonds,
5.00%, 1/1/50	15,000	14,380
Washington State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	5,000	5,064
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	6,084
Washington State G.O. Unlimited Refunding Bonds, Series C, Motor Vehicle Fuel,
4.00%, 7/1/25	5,000	4,756

		30,284

West Virginia - 0.1%
West Virginia Housing Development Fund G.O. Unlimited Bonds, Series A (AMT), Housing Finance (G.O. of Corp. Insured),
4.75%, 11/1/27	1,000	959

Total Municipal Bonds (Cost $966,999)		959,063

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Tax Exempt Portfolio (2) (3)	33,615,874	$33,616

Total Investment Companies (Cost $33,616)		33,616

Total Investments - 99.0% (Cost $1,000,615)		992,679

Other Assets less Liabilities - 1.0%		9,557

NET ASSETS - 100.0%		$1,002,236

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $51,837,000 with net sales of approximately $18,221,000 during the nine months ended December 31, 2010.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,000,615

Gross tax appreciation of investments	$19,632
Gross tax depreciation of investments	(27,568)

Net tax depreciation of investments	$(7,936)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	DECEMBER 31, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$—	$959,063	(1)	$—	$959,063
Investment Companies	33,616	—		—	33,616

Total Investments	$33,616	$959,063		$—	$992,679

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

SCSDE - South Corolina School District Enhancement

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0%
Australia - 0.3%
Centamin Egypt Ltd.*	2,734,700	$7,646

Brazil - 11.0%
Banco Bradesco S.A. ADR	1,310,986	26,600
Banco do Brasil S.A.	258,536	4,893
Banco Santander Brasil S.A.	503,671	6,850
BR Malls Participacoes S.A.	570,400	5,876
Brasil Telecom S.A.	46,918	434
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	522,600	7,430
Cia de Concessoes Rodoviarias	209,190	5,910
Cia Hering	407,500	6,628
Cielo S.A.	94,837	768
Cosan Ltd.	598,100	8,146
Cosan S.A. Industria e Comercio	185,826	3,091
EcoRodovias Infraestrutura e Logistica S.A.	1,113,200	8,570
Embraer S.A. ADR	221,500	6,512
Energias do Brasil S.A.	118,128	2,755
Equatorial Energia S.A.	87,382	600
Fibria Celulose S.A.*	1,349,800	21,540
Gafisa S.A. ADR	358,558	5,210
Gerdau S.A. ADR	360,387	5,042
HRT Participacoes em Petroleo S.A.*	10,220	9,789
Hypermarcas S.A.*	457,800	6,213
Light S.A.	115,376	1,767
Localiza Rent a Car S.A.	745,035	12,073
MRV Engenharia e Participacoes S.A.	780,453	7,339
OGX Petroleo e Gas Participacoes S.A.*	584,500	7,042
PDG Realty S.A. Empreendimentos e Participacoes	1,331,900	8,152
Petroleo Brasileiro S.A.	422,428	7,774
Petroleo Brasileiro S.A. ADR	979,237	37,054
Petroleo Brasileiro S.A. ADR	466,243	15,932
Souza Cruz S.A.	62,790	3,419
Sul America S.A.	93,125	1,167
Tractebel Energia S.A.	195,667	3,236
Vale S.A.	98,525	3,284
Vale S.A. ADR	1,018,759	35,219

		286,315

Canada - 0.7%
Pacific Rubiales Energy Corp.	556,800	18,899

Chile - 0.6%
Banco Santander Chile ADR	71,698	6,701
Compania Cervecerias Unidas S.A.	112,666	1,378
Enersis S.A. ADR	127,892	2,970
ENTEL Chile S.A.	32,747	576
Lan Airlines S.A. ADR	158,855	4,889

		16,514

China - 13.4%
Agricultural Bank of China Ltd.*	8,864,000	4,442
AIA Group Ltd.*	2,044,700	5,748
Anhui Conch Cement Co. Ltd., Class H	934,672	4,381
Baidu, Inc. ADR*	95,334	9,203
Bank of China Ltd., Class H	16,589,000	8,737
Belle International Holdings Ltd.	4,483,260	7,577
Bosideng International Holdings Ltd.	5,688,000	2,268
Central China Real Estate Ltd.	1,520,883	452
Cheung Kong Holdings Ltd.	159,000	2,447
China Coal Energy Co. Ltd., Class H	1,557,000	2,431
China Communications Construction Ltd. Co. Ltd.	3,052,974	2,670
China Construction Bank Corp., Class H	28,703,546	25,699
China COSCO Holdings Co. Ltd., Class H*	857,590	908
China High Speed Transmission Equipment Group Co. Ltd.	1,386,009	2,146
China Merchants Bank Co. Ltd., Class H	2,797,500	7,059
China Mobile Ltd.	4,090,492	40,606
China Mobile Ltd. ADR	86,107	4,273
China Petroleum & Chemical Corp., Class H	6,522,000	6,238
China Pharmaceutical Group Ltd.	4,634,000	2,585
China Shenhua Energy Co. Ltd., Class H	2,747,994	11,522
China Unicom Hong Kong Ltd.	1,512,000	2,156
CNOOC Ltd.	13,923,270	33,131
CNOOC Ltd. ADR	48,871	11,649
Cosco International Holdings Ltd.	3,348,000	1,963
Dongfeng Motor Group Co. Ltd., Class H	5,476,991	9,416
Fosun International	858,256	630
Fushan International Energy Group Ltd.	7,210,709	4,943
Great Wall Motor Co. Ltd., Class H	959,000	2,951
Guangzhou Automobile Group Co. Ltd., Class H	15,151,421	20,888
GZI Real Estate Investment Trust	449,000	251
Harbin Power Equipment Co. Ltd., Class H	818,000	1,290
Hengan International Group Co. Ltd.	188,000	1,621
Hopson Development Holdings Ltd.*	1,680,168	1,808
Huabao International Holdings Ltd.	3,120,027	5,047
Industrial & Commercial Bank of China, Class H	13,410,234	9,975

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
China - 13.4% continued
Lianhua Supermarket Holdings Co. Ltd., Class H	463,560	$2,214
Mindray Medical International Ltd. ADR	97,000	2,561
Nine Dragons Paper Holdings Ltd.	3,765,780	5,318
Parkson Retail Group Ltd.	1,453,653	2,239
PetroChina Co. Ltd. ADR	65,035	8,551
PetroChina Co. Ltd., Class H	1,865,529	2,451
Renhe Commercial Holdings Co. Ltd.	36,688,553	6,418
Shenzhen Investment Ltd.	6,732,000	2,347
Sina Corp.*	135,001	9,291
Sinolink Worldwide Holdings Ltd.	3,475,274	505
Sinotrans Shipping Ltd.	2,454,927	927
Soho China Ltd.	3,954,500	2,937
Tencent Holdings Ltd.	562,594	12,222
TPV Technology Ltd.	2,972,000	1,895
Weichai Power Co. Ltd., Class H	1,018,526	6,246
Yangzijiang Shipbuilding Holdings Ltd.	3,450,148	5,133
Yanzhou Coal Mining Co. Ltd., Class H	2,890,788	8,834
Zhaojin Mining Industry Co. Ltd. Class H	1,744,000	7,119
Zhejiang Expressway Co. Ltd., Class H	2,368,600	2,331

		348,650

Colombia - 0.4%
BanColombia S.A. ADR	119,271	7,384
Ecopetrol S.A.	619,793	1,324
Inversiones Argos S.A.	43,621	452

		9,160

Czech Republic - 1.3%
Central European Media Enterprises Ltd., Class A*	422,547	8,599
Komercni Banka A/S	106,476	25,197

		33,796

Egypt - 1.6%
Commercial International Bank Egypt S.A.E.	3,593,952	29,346
Orascom Construction Industries	75,036	3,711
Orascom Constuction Industries GDR	166,000	8,102

		41,159

Hungary - 0.3%
Egis Gyogyszergyar Nyrt	2,693	260
OTP Bank PLC*	262,451	6,349

		6,609

India - 5.5%
Allahabad Bank	458,013	2,312
Andhra Bank	683,549	2,298
Balrampur Chini Mills Ltd.	1,414,012	2,785
Bank of Baroda	198,787	3,974
Bank of India	175,456	1,770
Bharti Airtel Ltd.	735,452	5,897
Canara Bank	278,148	4,103
Chambal Fertilizers & Chemicals Ltd.	415,057	837
Corp Bank	42,576	608
Dena Bank	440,266	1,146
Dr. Reddy’s Laboratories Ltd. ADR	186,900	6,908
Grasim Industries Ltd.	31,253	1,636
Great Eastern Shipping (The) Co. Ltd.	157,527	1,212
HDFC Bank Ltd. ADR	46,364	7,748
Hindalco Industries Ltd.	732,498	4,028
Housing Development Finance Corp.	239,627	3,915
ICICI Bank Ltd. ADR	147,200	7,454
IDBI Bank Ltd.	703,547	2,595
Indian Bank	466,967	2,581
Indian Overseas Bank	536,469	1,757
Infosys Technologies Ltd. ADR	82,187	6,253
IRB Infrastructure Developers Ltd.	474,889	2,394
Oil & Natural Gas Corp. Ltd.	145,503	4,189
Oriental Bank Of Commerce	333,776	3,033
Patni Computer Systems Ltd.	57,444	612
Power Finance Corp. Ltd.	541,073	3,752
Punjab National Bank Ltd.	56,236	1,540
State Bank of India Ltd. GDR	65,008	8,427
Sterlite Industries India Ltd.	1,576,867	6,557
Tata Chemicals Ltd.	170,626	1,505
Tata Motors Ltd. ADR	194,000	5,692
Union Bank Of India	286,586	2,223
Unitech Ltd.	2,944,918	4,349
Vijaya Bank	682,564	1,553
Wipro Ltd.	2,331,684	25,598

		143,241

Indonesia - 1.9%
Astra International Tbk PT	1,002,000	6,058
Bank Mandiri Tbk PT	3,457,889	2,492
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT*	31,823,500	5,116
Bank Rakyat Indonesia Persero Tbk PT	4,335,835	5,046
Charoen Pokphand Indonesia Tbk PT	2,972,500	606
Indika Energy Tbk PT	8,129,000	4,259
Indo Tambangraya Megah PT	398,000	2,240

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Indonesia - 1.9% continued
Indocement Tunggal Prakarsa Tbk PT	857,000	$1,515
Kalbe Farma Tbk PT	10,596,695	3,818
Semen Gresik Persero Tbk PT	8,851,000	9,274
United Tractors Tbk PT	3,776,125	9,962

		50,386

Israel - 0.3%
Israel Chemicals Ltd.	408,311	7,002

Luxembourg - 1.6%
Tenaris S.A. ADR	653,117	31,990
Ternium S.A.	199,800	8,473

		40,463

Malaysia - 1.7%
Axiata Group Bhd.*	4,857,900	7,479
CIMB Group Holdings Bhd.	2,823,154	7,779
Genting Malayasia Bhd.	1,855,000	2,038
Hong Leong Bank Bhd.	675,300	2,014
Hong Leong Financial Group Bhd.	404,700	1,167
KLCC Property Holdings Bhd.	185,822	202
Kuala Lumpur Kepong Bhd.	1,107,600	7,935
Lafarge Malayan Cement Bhd.	451,800	1,124
Malayan Banking Bhd.	1,509,500	4,158
PLUS Expressways Bhd.	1,677,421	2,456
Public Bank Bhd.	533,302	2,251
RHB Capital Bhd.	1,191,700	3,369
Tenaga Nasional Bhd.	162,040	439
Top Glove Corp. Bhd.	999,528	1,614

		44,025

Mexico - 6.6%
Alfa S.A.B. de C.V., Class A	370,210	3,729
America Movil S.A.B. de C.V. Series L ADR	998,298	57,242
America Movil S.A.B. de C.V., Series L	1,162,186	3,338
Corporacion GEO S.A.B. de C.V., Series B*	5,019,876	18,406
Desarrolladora Homex S.A.B. de C.V. ADR*	170,284	5,757
Embotelladoras Arca S.A.B. de C.V.	1,605,945	7,803
Fomento Economico Mexicano S.A.B. de C.V. ADR	102,473	5,730
Genomma Lab Internacional S.A.B. de C.V.*	3,582,200	8,575
Grupo Bimbo S.A.B. de C.V., Series A	826,868	7,059
Grupo Carso S.A.B. de C.V., Series A1	105,758	671
Grupo Continental S.A.B. de C.V.	138,235	394
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,144,434	14,987
Grupo Financiero Galicia S.A.*	451,000	6,905
Grupo Mexico S.A.B. de C.V., Series B	3,148,126	12,896
Grupo Televisa S.A. ADR*	529,074	13,719
Industrias C.H. S.A.B. de C.V., Series B*	223,856	872
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	127,666	783
Telefonos de Mexico S.A.de C.V. ADR, Series L	129,672	2,093

		170,959

Panama - 0.3%
Copa Holdings S.A., Class A	119,700	7,043

Peru - 0.5%
Banco Continental S.A.	224,470	616
Credicorp Ltd.	91,668	10,900
Intergroup Financial Services Corp.	17,234	622
Sociedad Minera Cerro Verde SAA	15,278	827

		12,965

Philippines - 0.4%
Metropolitan Bank & Trust	4,385,384	7,205
SM Investments Corp.	220,114	2,727

		9,932

Poland - 0.6%
KGHM Polska Miedz S.A.	99,778	5,846
Polska Grupa Energetyczna S.A.	112,397	881
Polski Koncern Naftowy Orlen S.A.*	264,873	4,104
Powszechna Kasa Oszczednosci Bank Polski S.A.	402,705	5,904

		16,735

Portugal - 0.2%
Jeronimo Martins SGPS S.A.	267,791	4,085

Russia - 5.6%
Federal Grid Co. Unified Energy System JSC*	256,398,267	3,128
Gazprom OAO ADR	908,850	22,965
Lukoil OAO ADR	242,906	13,732
Magnit OAO	264,236	7,729
Magnitogorsk Iron & Steel Works GDR (Registered)	215,413	3,129
Mechel ADR	355,500	10,391
MMC Norilsk Nickel ADR	315,746	7,479
Mobile Telesystems OJSC ADR	278,267	5,807
NovaTek OAO GDR (Registered)	121,201	14,468

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Russia - 5.6% continued
Novolipetsk Steel OJSC
GDR (Registered)	138,427	$6,609
Rosneft Oil Co. GDR (Registered)	1,201,119	8,607
Sberbank of Russia	7,463,619	25,429
Severstal OAO (Registered)	214,044	3,610
Surgutneftegaz OJSC ADR	231,675	2,457
TMK OAO GDR (Registered)*	507,447	10,474

		146,014

Singapore - 0.1%
China Yuchai International Ltd.	103,629	3,284

South Africa - 7.2%
ABSA Group Ltd.(1)	572,431	12,168
ArcelorMittal South Africa Ltd.	83,660	1,005
Aspen Pharmacare Holdings Ltd.(1) *	677,714	9,457
Barloworld Ltd.	1,930,589	19,623
Emira Property Fund	256,828	539
Exxaro Resources Ltd.	462,771	9,563
FirstRand Ltd.	1,069,486	3,165
Fountainhead Property Trust	967,349	1,027
Gold Fields Ltd.	110,489	2,022
Grindrod Ltd.	203,859	586
Imperial Holdings Ltd.	193,104	3,736
Investec Ltd.	263,070	2,241
Kumba Iron Ore Ltd.	39,569	2,548
Massmart Holdings Ltd.	669,957	14,906
MMI Holdings Ltd.	1,086,062	2,738
MTN Group Ltd.(1)	762,719	15,552
Naspers Ltd., Class N (1)	375,962	22,122
Netcare Ltd.*	733,300	1,712
Sanlam Ltd.	1,045,043	4,426
Standard Bank Group Ltd.	1,210,106	19,743
Truworths International Ltd.	3,582,591	38,951

		187,830

South Korea - 13.2%
Busan Bank*	187,940	2,375
Celltrion, Inc.*	217,140	6,406
Daegu Bank Ltd.*	60,242	828
Daelim Industrial Co. Ltd.*	33,974	3,516
Daishin Securities Co. Ltd.	53,607	781
Daum Communications Corp.*	57,595	3,907
Dongbu Insurance Co. Ltd.	33,119	1,312
Halla Climate Control Corp.*	79,685	1,402
Hana Financial Group, Inc.	112,230	4,280
Hankook Tire Co. Ltd.*	535,411	14,965
Hanwha Chem Corp.*	213,320	5,919
Honam Petrochemical Corp.*	27,074	6,413
Hyundai Department Store Co. Ltd.*	10,114	1,243
Hyundai Marine & Fire Insurance Co. Ltd.	105,520	2,430
Hyundai Motor Co.*	124,898	19,078
Kangwon Land, Inc.*	113,290	2,790
KB Financial Group, Inc. ADR*	305,343	16,150
Korea Exchange Bank	188,110	1,955
KP Chemical Corp.*	113,630	1,816
KT Corp.*	38,997	1,599
LG Chem Ltd.*	33,383	11,495
LG Corp.*	51,087	3,928
LG Display Co. Ltd.*	110,700	3,892
LG Electronics, Inc.*	34,500	3,623
LG Household & Health Care Ltd.*	21,504	7,387
MegaStudy Co. Ltd.*	19,372	3,007
NCSoft Corp.*	241,215	44,766
Neowiz Games Corp.*	43,475	1,757
NHN Corp.*	43,449	8,670
POSCO	4,047	1,733
Samsung Electronics Co. Ltd.	107,350	89,709
Samsung Engineering Co. Ltd.*	44,827	7,574
Samsung Heavy Industries Co. Ltd.*	164,780	6,068
Shinhan Financial Group Co. Ltd.*	663,953	30,945
Shinsegae Co. Ltd.*	20,760	11,230
SK Energy Co. Ltd.*	14,019	2,390
Woongjin Coway Co. Ltd.*	187,639	6,658

		343,997

Taiwan - 8.5%
Acer, Inc.	2,061,496	6,367
Asustek Computer, Inc.	333,080	3,163
Cheng Shin Rubber Industry Co. Ltd.	1,265,000	2,816
Chunghwa Telecom Co. Ltd.	1,058,153	2,689
Coretronic Corp.	578,000	944
Delta Electronics, Inc.	2,629,385	12,849
Eternal Chemical Co. Ltd.	1,859,550	2,168
Fubon Financial Holding Co. Ltd.	1,701,548	2,334
HON HAI Precision Industry Co. Ltd.	6,443,105	25,926
Largan Precision Co. Ltd.	594,296	14,770
Lite-On Technology Corp.	2,327,675	3,200
Macronix International	2,078,665	1,451
MediaTek, Inc.	200,484	2,861
Novatek Microelectronics Corp. Ltd.	247,034	793

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Taiwan - 8.5% continued
Pegatron Corp.*	659,636	$950
POU Chen Corp.	3,232,000	2,982
President Chain Store Corp.	4,845,408	22,451
Ralink Technology Corp.	298,000	1,047
Silitech Technology Corp.	570,566	1,765
Soft-World International Corp.	187,935	896
Synnex Technology International Corp.	2,108,098	5,678
Taiwan Cement Corp.	12,042,868	13,544
Taiwan Semiconductor Manufacturing Co. Ltd.	15,209,270	37,022
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	933,477	11,706
Teco Electric and Machinery Co. Ltd.	4,389,000	2,934
U-Ming Marine Transport Corp.	1,210,360	2,635
Unimicron Technology Corp.	2,381,761	4,638
Uni-President Enterprises Corp.	2,528,068	3,749
United Microelectronics Corp.	7,407,000	4,139
Wintek Corp.*	5,400,399	9,273
Wistron Corp.	1,420,832	2,888
WPG Holdings Ltd.	838,924	1,619
Yageo Corp.	17,432,000	8,566

		220,813

Thailand - 2.3%
Bangkok Bank PCL (Registered)	1,240,749	6,273
Bangkok Bank PCL NVDR	456,707	2,226
Banpu PCL (Registered)	449,403	11,743
Banpu PLC NVDR	81,500	2,140
Charoen Pokphand Foods PCL (Registered)	5,764,924	4,724
Kasikornbank PCL (Registered)	1,771,129	7,660
Kasikornbank PCL NVDR	2,711,135	11,274
Krung Thai Bank PCL (Registered)	1,387,034	810
Land and Houses PCL (Registered)	683,300	146
Land and Houses PCL NVDR	33,622,221	7,183
Siam Cement PCL NVDR	239,506	2,708
Thanachart Capital PCL (Registered)	600,045	717
Total Access Communication PCL NVDR	1,136,000	1,584

		59,188

Turkey - 2.7%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	178,908	2,714
BIM Birlesik Magazalar A.S.	180,900	6,156
Ford Otomotiv Sanayi A.S.	905,380	7,660
Haci Omer Sabanci Holding A.S.	1,101,263	5,143
KOC Holding A.S.	169,753	828
Tofas Turk Otomobil Fabrikasi A.S.	261,900	1,352
Tupras Turkiye Petrol Rafinerileri A.S.	813,781	20,367
Turk Hava Yollari*	2,059,889	7,212
Turkiye Garanti Bankasi A.S.	2,322,383	11,784
Turkiye Halk Bankasi A.S.	250,561	2,129
Turkiye Is Bankasi, Class C	440,222	1,571
Turkiye Sise ve Cam Fabrikalari A.S.*	1,746,201	3,080

		69,996

United Kingdom - 1.6%
Anglo American PLC	544,914	28,346
BHP Billiton PLC (1)	185,843	7,482
Evraz Group S.A. GDR (Registered)*	61,437	2,198
SABMiller PLC (1)	105,682	3,774

		41,800

United States - 0.6%
Cognizant Technology Solutions Corp., Class A*	110,600	8,106
First Cash Financial Services, Inc.*	267,300	8,283

		16,389

Total Common Stocks (Cost $1,845,899) (2)		2,364,895

PREFERRED STOCKS - 4.0%
Brazil - 4.0%
Banco Bradesco S.A.	437,997	8,615
Bradespar S.A.	99,597	2,599
Brasil Telecom S.A.	164,287	1,188
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	46,596	1,945
Cia de Bebidas das Americas ADR	244,160	7,576
Confab Industrial S.A.	376,788	1,385
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	105,344	2,038
Itau Unibanco Holding S.A.	21,644	519
Itau Unibanco Holding S.A. ADR	1,881,664	45,179
Klabin S.A.	993,722	3,502
Marcopolo S.A.	87,180	367
Metalurgica Gerdau S.A.	218,536	3,528
Petroleo Brasileiro S.A.	618,767	10,172
Suzano Papel e Celulose S.A.	307,076	2,734
Tam S.A.	62,636	1,470
Tele Norte Leste Participacoes S.A. ADR	120,928	1,778
Telecomunicacoes de Sao Paulo S.A.	47,353	1,199

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 4.0% continued
Brazil - 4.0% continued
Usinas Siderurgicas de Minas Gerais S.A., Class A	236,618	$2,731
Vale S.A., Class A	204,303	5,969

		104,494

Total Preferred Stocks (Cost $84,738) (2)		104,494

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 1.1%
United Kingdom - 0.7%
Delta Electronics, Inc., Exp 8/31/20*	2,298,900	$11,160
UBS A.G. London, Exp. 5/8/12*	585,060	6,196
United States - 0.4%
HTC Corp., Exp 11/1/13*	374,000	11,488

Total Warrants (Cost $20,344)		28,844

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Brazil - 0.0%
Banco Bradesco S.A.*	900	$5
Philippines - 0.0%
Metropolitan Bank & Trust	402,863	202

Total Rights (Cost $72)		207

INVESTMENT COMPANIES - 3.7%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	96,215,139	96,215

Total Investment Companies (Cost $96,215)		96,215

Total Investments - 99.8% (Cost $2,047,268)		2,594,655

Other Assets less Liabilities - 0.2%		4,293

NET ASSETS - 100.0%		$2,598,948

(1)	When-Issued Security.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,266,000 with net purchases of approximately $14,949,000 during the nine months ended December 31, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	6.4
Energy	14.2
Financials	24.6
Health Care	1.8
Industrials	6.9
Information Technology	15.7
Materials	12.8
Telecommunication Services	6.3
Utilities	0.7

Total	100.0%

At December 31, 2010, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	28.2%
South Koeran Won	13.1
Hong Kong Dollar	11.9
South African Rand	9.1
Taiwan Dollar	8.4
Brazilian Real	7.6
All other currencies less than 5%	21.7

Total	100.0%

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,051,817

Gross tax appreciation of investments	$564,810
Gross tax depreciation of investments	(21,972)

Net tax appreciation of investments	$542,838

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

At December 31, 2010, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Hong Kong Dollar	2,695	United States Dollar	346	1/3/11	$—
Mexican Peso	510	United States Dollar	41	1/3/11	—
United States Dollar	574	Hong Kong Dollar	4,470	1/3/11	1
United States Dollar	100	South Korean Won	113,544	1/3/11	—
United States Dollar	677	South African Rand	4,549	1/3/11	13
Mexican Peso	1,259	United States Dollar	102	1/4/11	—
United States Dollar	66	Hong Kong Dollar	510	1/4/11	—
United States Dollar	584	Polish Zolty	1,733	1/4/11	1
United States Dollar	517	South African Rand	3,440	1/4/11	4

Total					$19

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). For foreign securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2010, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$73,810	$188,901	$—	$262,711
Consumer Staples	44,016	104,067	—	148,083
Energy	150,004	189,953	—	339,957
Financials	140,567	413,985	—	554,552
Healthcare	18,043	25,852	—	43,895
Industrials	58,375	109,638	—	168,013
Information Technology	45,326	342,069	—	387,395
Materials	106,641	186,548	—	293,189
Telecommunication Services	73,763	77,562	—	151,325
Utilities	11,328	4,448	—	15,776
Preferred Stocks
Consumer Staples	9,522	—	—	9,522
Energy	10,172	—	—	10,172
Financials	54,312	—	—	54,312
Industrials	1,837	—	—	1,837
Materials	22,448	—	—	22,448
Telecommunication Services	4,164	—	—	4,164
Utilities	2,038	—	—	2,038
Rights
Financials	5	202	—	207
Warrants
Health Care	6,196	—	—	6,196
Information Technology	11,488	11,160	—	22,648
Investment Companies	96,215	—	—	96,215

Total Investments	$940,270	$1,654,385	$—	$2,594,655

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$19	$—	$19

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6%
Australia - 6.4%
BGP Holdings PLC - (Fractional Shares)*	3,277,404	$—
Dexus Property Group	3,045,657	2,474
FKP Property Group	1,064,259	930
Goodman Group	7,978,009	5,298
GPT Group	3,317,062	9,960
ING Office Fund	2,885,600	1,637
Mirvac Group	2,819,225	3,528
Stockland	3,549,557	13,051
Westfield Group	903,219	8,842
Westfield Retail Trust*	1,098,351	2,886

		48,606

Brazil - 0.8%
BR Malls Participacoes S.A.	251,719	2,593
BR Properties S.A.	205,861	2,252
MRV Engenharia e Participacoes S.A.	166,596	1,567

		6,412

Canada - 1.9%
Boardwalk Real Estate Investment Trust	39,427	1,636
Calloway Real Estate Investment Trust	71,100	1,671
Canadian Real Estate Investment Trust	12,900	403
Cominar Real Estate Investment Trust	30,700	643
Dundee Real Estate	15,648	470
Dundee Real Estate Investment Trust	22,705	689
H&R Real Estate Investment Trust	44,200	864
Primaris Retail Real Estate Investment Trust	143,514	2,820
RioCan Real Estate Investment Trust	251,546	5,565

		14,761

China - 1.4%
Agile Property Holdings Ltd.	2,002,200	2,943
Guangzhou R&F Properties Co. Ltd., Class H	2,397,800	3,429
KWG Property Holding Ltd.	2,045,889	1,556
Longfor Properties Co. Ltd.	491,000	683
Shimao Property Holdings Ltd.	1,366,000	2,061

		10,672

Finland - 0.4%
Sponda OYJ	563,370	2,922

France - 4.6%
Fonciere Des Regions	2,964	287
ICADE	30,100	3,073
Klepierre	122,548	4,426
Mercialys S.A.	35,709	1,342
Nexity	23,950	1,094
Societe Immobiliere de Location pour I’Industrie et le Commerce	6,300	780
Unibail-Rodamco S.E.	122,654	24,297

		35,299

Germany - 0.2%
Deutsche Wohnen A.G. (Bearer)*	93,705	1,315

Hong Kong - 16.7%
Cheung Kong Holdings Ltd.	58,100	894
China Overseas Land & Investment Ltd.	7,239,440	13,386
Glorious Property Holdings Ltd.	3,116,144	1,069
Great Eagle Holdings Ltd.	142,900	443
Hang Lung Properties Ltd.	3,057,200	14,296
Hongkong Land Holdings Ltd.	2,664,000	19,327
Hysan Development Co. Ltd.	2,121,852	9,989
Kerry Properties Ltd.	2,073,100	10,784
Lifestyle International Holdings Ltd.	3,294,400	8,096
Link REIT (The)	510,300	1,585
New World Development Ltd.	1,724,949	3,233
Shangri-La Asia Ltd.	2,860,741	7,755
Sino Land Co. Ltd.	915,437	1,709
Sun Hung Kai Properties Ltd.	1,433,885	23,770
Swire Pacific Ltd., Class A	104,000	1,707
Wharf Holdings Ltd.	1,193,982	9,175

		127,218

Japan - 8.2%
Aeon Mall Co. Ltd.	315,000	8,452
Daiwa House Industry Co. Ltd.	500,000	6,127
Frontier Real Estate Investment Corp.	71	678
Japan Logistics Fund, Inc.	95	896
Japan Real Estate Investment Corp.	227	2,354
Japan Retail Fund Investment Corp.	448	859
Kenedix Realty Investment Corp.	159	747
Mitsubishi Estate Co. Ltd.	785,680	14,561
Mitsui Fudosan Co. Ltd.	1,106,596	22,042
Nippon Accommodations Fund, Inc.	64	495
Nippon Building Fund, Inc.	50	513
Nomura Real Estate Holdings, Inc.	41,900	762
Sumitomo Realty & Development Co. Ltd.	122,300	2,917
United Urban Investment Corp.	804	1,028

		62,431

Netherlands - 0.8%
Corio N.V.	54,989	3,533

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Netherlands - 0.8% continued
Eurocommercial Properties N.V.	58,500	$2,695

		6,228

Norway - 0.3%
Norwegian Property ASA*	1,070,169	1,899

Philippines - 0.3%
SM Prime Holdings, Inc.	9,787,643	2,541

Singapore - 6.2%
Ascendas Real Estate Investment Trust	1,032,000	1,664
CapitaCommercial Trust	3,818,558	4,468
CapitaLand Ltd.	4,813,900	13,970
CapitaMall Trust	1,168,100	1,775
CapitaMalls Asia Ltd.	974,000	1,472
City Developments Ltd.	1,037,900	10,155
Frasers Centrepoint Trust	280,500	328
Global Logistic Properties Ltd.*	2,015,400	3,391
Keppel Land Ltd.	2,342,320	8,759
Suntec Real Estate Investment Trust	660,000	771

		46,753

Spain - 0.8%
Sol Melia S.A.	624,000	5,795

Sweden - 1.0%
Castellum AB	266,572	3,653
Fabege AB	266,677	3,114
Hufvudstaden AB, Class A	79,110	924

		7,691

Switzerland - 0.2%
Swiss Prime Site A.G. (Registered)*	18,200	1,358

Thailand - 0.6%
Central Pattana PCL NVDR	5,250,000	4,657

United Kingdom - 5.3%
British Land Co. PLC	592,255	4,848
Capital Shopping Centres Group PLC	191,100	1,245
Derwent London PLC	357,553	8,709
Grainger PLC	239,450	395
Great Portland Estates PLC	1,364,874	7,681
Hammerson PLC	560,612	3,650
Land Securities Group PLC	792,121	8,332
Safestore Holdings PLC	330,300	670
Segro PLC	466,885	2,087
Shaftesbury PLC	390,000	2,726

		40,343

United States - 40.5%
Alexandria Real Estate Equities, Inc.	34,300	2,513
AMB Property Corp.	192,300	6,098
American Campus Communities, Inc.	143,200	4,548
Apartment Investment & Management Co., Class A	164,643	4,254
AvalonBay Communities, Inc.	120,353	13,546
Boston Properties, Inc.	209,631	18,049
BRE Properties, Inc.	77,050	3,352
Brookdale Senior Living, Inc.*	62,775	1,344
Brookfield Properties Corp.	144,100	2,526
CBL & Associates Properties, Inc.	132,601	2,321
Developers Diversified Realty Corp.	440,872	6,212
Digital Realty Trust, Inc.	83,700	4,314
Douglas Emmett, Inc.	242,500	4,025
Duke Realty Corp.	113,770	1,418
DuPont Fabros Technology, Inc.	40,028	851
Equity Residential	269,229	13,986
Essex Property Trust, Inc.	68,000	7,767
Federal Realty Investment Trust	125,100	9,749
Forest City Enterprises, Inc., Class A*	195,793	3,268
General Growth Properties, Inc.	447,210	6,923
HCP, Inc.	204,600	7,527
Hersha Hospitality Trust	206,238	1,361
Highwoods Properties, Inc.	42,300	1,347
Host Hotels & Resorts, Inc.	1,048,330	18,734
Hyatt Hotels Corp., Class A*	52,691	2,411
Kimco Realty Corp.	270,679	4,883
Liberty Property Trust	162,432	5,185
Macerich (The) Co.	160,396	7,598
Nationwide Health Properties, Inc.	179,400	6,527
Pebblebrook Hotel Trust	30,800	626
Post Properties, Inc.	107,913	3,917
ProLogis	638,055	9,213
PS Business Parks, Inc.	20,461	1,140
Public Storage	163,561	16,588
Regency Centers Corp.	80,800	3,413
Simon Property Group, Inc.	365,918	36,405
SL Green Realty Corp.	164,149	11,082
Starwood Hotels & Resorts Worldwide, Inc.	107,800	6,552
Sunstone Hotel Investors, Inc.*	237,919	2,458
Tanger Factory Outlet Centers, Inc.	23,000	1,177
Taubman Centers, Inc.	118,200	5,967
UDR, Inc.	119,922	2,821
Ventas, Inc.	292,678	15,360

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
United States - 40.5% continued
Vornado Realty Trust	199,968	$16,663
Weingarten Realty Investors	92,830	2,206

		308,225

Total Common Stocks (Cost $540,197) (1)		735,126

INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	25,161,792	25,162

Total Investment Companies (Cost $25,162)		25,162

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co. Ltd; Exp. 6/1/11, Strike 58.00 HKD*	40,600	$9

Total Warrants (Cost $ — )		9

Total Investments - 99.9% (Cost $565,359)		760,297

Other Assets less Liabilities - 0.1%		569

NET ASSETS - 100.0%		$760,866

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,244,000 with net sales of approximately $4,082,000 during the nine months ended December 31, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Healthcare Providers & Services	0.2%
Hotel Restaurants & Leisure	3.1
Household Durables	0.4
MultiLine Retail	1.1
Real Estate	6.2
Real Estate Investment Trusts	55.2
Real Estate Management/Development	33.8

Total	100.0%

At December 31, 2010, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	44.6%
Hong Kong Dollar	16.1
Japanese Yen	8.5
Euro	7.0
Australian Dollar	6.6
Singapore Dollar	6.4
British Pound	5.5
All other currencies less than 5%	5.3

Total	100.0%

At December 31, 2010, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	11	United States Dollar	14	1/3/11	$—
Singopore Dollar	45	United States Dollar	35	1/3/11	—
United States Dollar	16	Euro	12	1/3/11	—
United States Dollar	136	Hong Knog Dollar	1059	1/3/11	—
United States Dollar	160	Singapore Dollar	207	1/3/11	1
Australian Dollar	17	United States Dollar	18	1/4/11	—
Australian Dollar	27	United States Dollar	27	1/4/11	—
Euro	82	United States Dollar	109	1/4/11	(1)
Singapore Dollar	92	United States Dollar	71	1/4/11	—
United States Dollar	11	Euro	8	1/4/11	—
United States Dollar	87	Hong Kong Dollar	677	1/4/11	—

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ES TATE FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
United States Dollar	133	Hong Kong Dollar	1032	1/4/11	$—
United States Dollar	26	Japanese Yen	2,094	1/4/11	—
United States Dollar	121	Singapore Dollar	155	1/4/11	—
Australian Dollar	340	United States Dollar	346	1/5/11	(1)
Euro	48	United States Dollar	65	1/5/11	—
Japanese Yen	47,380	United States Dollar	581	1/5/11	(2)
Singapore Dollar	41	United States Dollar	32	1/5/11	—
United States Dollar	26	Canadian Dollar	26	1/5/11	—
Japanese Yen	19,615	United States Dollar	241	1/6/11	(1)
United States Dollar	391	Australian Dollar	384	1/6/11	1
United States Dollar	21	Japanese Yen	1675	1/6/11	—

Total					$(3)

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$572,241

Gross tax appreciation of investments	$191,976
Gross tax depreciation of investments	(3,920)

Net tax appreciation of investments	$188,056

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). For foreign securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2010, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$10,530	$14,644	$—	$25,174
Financials	313,028	395,110	470	708,608
Health Care	1,344	—	—	1,344
Investment Companies	25,162	—	—	25,162
Warrants
Financials	9	—	—	9

Total Investments	$350,073	$409,754	$470	$760,297

OTHER FINANCIAL INSTRUMENTS	$—	$—	$—	$—

Liabilities
Forward Foreign
Currency Exchange
Contracts	$—	$(3)	$—	$(3)

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/10 (000S)
Common Stocks
Financials	$—	$—	$11	$459	$—	$470

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Australia - 2.3%
Alumina Ltd.	5,528,232	$14,001
Australia & New Zealand Banking
Group Ltd.	515,600	12,300
Incitec Pivot Ltd.	3,175,983	12,822
Mount Gibson Iron Ltd.*	3,387,535	7,311
Newcrest Mining Ltd.	376,999	15,576
Telstra Corp. Ltd.	4,642,400	13,236

		75,246

Belgium - 1.2%
Anheuser-Busch InBev N.V.	122,701	7,010
Belgacom S.A.	308,677	10,375
Colruyt S.A.	58,207	2,962
Delhaize Group S.A.	251,300	18,531

		38,878

Brazil - 4.2%
Banco Bradesco S.A. ADR	617,500	12,529
BM&FBovespa S.A.	191,800	1,517
BR Malls Participacoes S.A.	138,200	1,424
BR Properties S.A.	141,500	1,548
Centrais Eletricas Brasileiras S.A.	540,772	7,245
Cia de Concessoes Rodoviarias	59,600	1,684
Cia de Saneamento Basico do Estado de Sao Paulo ADR	478,900	25,324
Cia Hering	67,376	1,096
Cia Paranaense de Energia ADR	763,200	19,210
Diagnosticos da America S.A.	653,117	8,852
Drogasil S.A.	66,360	540
Embraer S.A.	1,095,490	7,787
Iochpe Maxion S.A.	62,600	909
Localiza Rent a Car S.A.	77,900	1,262
Lojas Renner S.A.	63,504	2,158
Mills Estruturas e Servicos de Engenharia S.A.	106,960	1,327
Natura Cosmeticos S.A.	161,700	4,645
Odontoprev S.A.	111,715	1,688
OGX Petroleo e Gas Participacoes S.A.*	363,677	4,382
PDG Realty S.A. Empreendimentos e Participacoes	1,416,900	8,672
Petroleo Brasileiro S.A. ADR	314,700	11,908
SLC Agricola S.A.	57,100	757
Vale S.A. ADR	296,175	10,239

		136,703

Canada - 7.0%
Agrium, Inc.	174,890	16,046
Barrick Gold Corp.	405,154	21,546
Brookfield Asset Management, Inc., Class A	244,200	8,129
Canadian National Railway Co.	42,700	2,849
Canadian Natural Resources Ltd.	248,100	11,066
Canadian Western Bank	49,700	1,418
Cenovus Energy, Inc.	182,719	6,116
EnCana Corp.	201,759	5,903
Home Capital Group, Inc.	11,522	600
Inmet Mining Corp.	31,858	2,475
Kinross Gold Corp.	791,345	15,004
Lundin Mining Corp.*	859,500	6,275
Magna International, Inc.	63,349	3,294
Nexen, Inc.	1,320,824	30,247
Pacific Rubiales Energy Corp.	100,499	3,411
Pan American Silver Corp.	63,540	2,618
PetroBakken Energy Ltd., Class A	108,178	2,362
Royal Bank of Canada	196,900	10,360
Saputo, Inc.	55,056	2,192
Suncor Energy, Inc.	474,908	18,184
Teck Resources Ltd., Class B	227,100	14,112
Tim Hortons, Inc.	48,254	1,995
TMX Group, Inc.	165,380	6,147
Toronto-Dominion Bank (The)	168,600	12,529
TransCanada Corp.	142,100	5,406
Yamana Gold, Inc.	1,156,710	14,806

		225,090

Chile - 0.2%
Banco Santander Chile ADR	32,189	3,009
Lan Airlines S.A.	71,815	2,242

		5,251

China - 2.3%
361 Degrees International Ltd.	4,353,000	3,130
AAC Acoustic Technology Holdings, Inc.	212,000	565
Agile Property Holdings Ltd.	3,720,000	5,469
Baidu, Inc. ADR*	118,000	11,390
China National Building Material Co. Ltd., Class H	2,852,000	6,535
China Shenhua Energy Co. Ltd., Class H	986,000	4,134
China Yurun Food Group Ltd.	309,000	1,015
CSR Corp. Ltd., Class H	6,055,000	7,942
Dongfang Electric Corp. Ltd., Class H	1,889,000	9,354
Dongfeng Motor Group Co. Ltd., Class H	4,548,331	7,820
Focus Media Holding Ltd. ADR*	294,200	6,452

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
China - 2.3% continued
Great Wall Motor Co. Ltd., Class H	352,500	$1,085
Haitian International Holdings Ltd.	96,000	100
Huaneng Power International, Inc., Class H	10,892,000	5,793
Lonking Holdings Ltd.	1,962,000	1,070
Minth Group Ltd.	322,000	529
Shanghai Electric Group Co. Ltd., Class H	2,708,000	1,785
Zhuzhou CSR Times Electric Co. Ltd., Class H	132,000	519

		74,687

Colombia - 0.0%
Petrominerales Ltd.*	29,799	994

Denmark - 0.8%
Coloplast A/S, Class B	19,601	2,664
FLSmidth & Co. A/S	74,529	7,112
Novo-Nordisk A/S, Class B	107,361	12,084
Novozymes A/S, Class B	11,463	1,597
SimCorp A/S	4,718	757

		24,214

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	188,731	1,541
Egyptian Financial Group-Hermes Holding	150,604	880

		2,421

Finland - 1.1%
Kone OYJ, Class B	82,414	4,579
Nokia Corp. ADR	1,789,962	18,472
Nokia OYJ	1,053,901	10,909
Nokian Renkaat OYJ	70,477	2,587

		36,547

France - 5.4%
Air Liquide S.A.	46,213	5,845
Alcatel-Lucent*	2,749,806	8,038
Areva S.A.	136,870	6,684
AXA S.A.	195,525	3,263
BNP Paribas	209,536	13,377
Carrefour S.A.	462,366	19,075
Compagnie Generale des Establissements Michelin, Class B	51,556	3,708
Compagnie Generale d’Optique Essilor International S.A.	47,263	3,042
EDF Energies Nouvelles S.A.	46,815	1,982
EDF S.A.	221,553	9,100
France Telecom S.A.	883,803	18,451
L’Oreal S.A.	107,017	11,897
Sanofi-Aventis S.A.	268,298	17,228
Schneider Electric S.A.	37,427	5,603
Societe Generale	100,818	5,429
Thales S.A.	333,535	11,684
Total S.A.	227,726	12,093
UBISOFT Entertainment*	532,301	5,683
Valeo S.A.*	62,106	3,528
Vinci S.A.	134,040	7,300

		173,010

Germany - 3.8%
Adidas A.G.	89,780	5,864
Aixtron S.E.	40,504	1,496
Allianz S.E. (Registered)	139,870	16,620
BASF S.E.	116,815	9,319
Daimler A.G. (Registered)*	44,365	3,006
Dialog Semiconductor PLC*	349,350	7,944
E.ON A.G.	379,980	11,654
Fielmann A.G.	14,490	1,378
GEA Group A.G.	238,340	6,885
Lanxess A.G.	31,173	2,464
MTU Aero Engines Holding A.G.	3,059	207
SAP A.G.	267,643	13,628
Siemens A.G. (Registered)	285,381	35,331
Symrise A.G.	203,515	5,582
Wincor Nixdorf A.G.	22,075	1,800

		123,178

Greece - 0.0%
National Bank of Greece S.A.*	198,989	1,611

Hong Kong - 1.8%
Cheung Kong Holdings Ltd.	485,607	7,475
China Everbright Ltd.	1,862,000	4,198
CNOOC Ltd.	5,655,522	13,458
Fushan International Energy Group Ltd.	10,330,000	7,081
Hong Kong Exchanges and Clearing Ltd.	514,400	11,638
Li & Fung Ltd.	480,153	2,784
Noble Group Ltd.	1,743,000	2,946
Shangri-La Asia Ltd.	2,090,000	5,665
Sun Hung Kai Properties Ltd.	217,000	3,597

		58,842

India - 1.2%
HDFC Bank Ltd. ADR	27,337	4,568
ICICI Bank Ltd. ADR	219,000	11,090

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
India - 1.2% continued
Infosys Technologies Ltd. ADR	112,883	$8,588
Tata Motors Ltd. ADR	476,700	13,987

		38,233

Indonesia - 0.8%
Astra International Tbk PT	2,007,500	12,137
Bank Rakyat Indonesia Persero Tbk PT	2,837,637	3,303
Indo Tambangraya Megah PT	77,500	436
Indofood Sukses Makmur Tbk PT	3,961,000	2,141
Kalbe Farma Tbk PT	3,468,000	1,249
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,198,500	1,707
United Tractors Tbk PT	1,292,500	3,410

		24,383

Ireland - 1.2%
Covidien PLC	544,190	24,848
CRH PLC	329,210	6,888
Experian PLC	381,990	4,755
Paddy Power PLC	28,946	1,187

		37,678

Israel - 0.6%
Israel Chemicals Ltd.	220,681	3,785
Teva Pharmaceutical Industries Ltd. ADR	279,954	14,594

		18,379

Italy - 1.4%
Ansaldo STS S.p.A.	89,073	1,276
DiaSorin S.p.A.	29,810	1,283
ENI S.p.A.	251,572	5,497
ERG S.p.A.	169,957	2,374
Saipem S.p.A.	324,923	16,008
Saras S.p.A.*	166,783	351
Telecom Italia S.p.A. (RSP)	16,326,938	17,726

		44,515

Japan - 19.2%
Amada Co. Ltd.	405,609	3,298
Asahi Glass Co. Ltd.	1,204,600	14,063
Bank of Yokohama (The) Ltd.	2,427,399	12,577
Canon, Inc.	476,864	24,445
Coca-Cola West Co. Ltd.	1,057,800	19,157
CyberAgent, Inc.	346	754
Dai Nippon Printing Co. Ltd.	1,444,000	19,650
Dena Co. Ltd.	83,800	3,005
Disco Corp.	123,400	7,491
Exedy Corp.	35,900	1,164
FANU Corp.	102,654	15,747
FCC Co. Ltd.	39,300	915
Fuji Heavy Industries Ltd.	798,500	6,190
FUJIFILM Holdings Corp.	362,600	13,098
Fujitsu Ltd.	852,000	5,924
Gree, Inc.	102,600	1,304
Inpex Corp.	1,510	8,832
Isuzu Motors Ltd.	1,870,000	8,490
JS Group Corp.	459,000	10,097
Kakaku.com, Inc.	222	1,320
Kao Corp.	243,000	6,544
Keyence Corp.	43,285	12,513
Komatsu Ltd.	278,800	8,427
K’s Holdings Corp.	49,600	1,349
Mabuchi Motor Co. Ltd.	237,200	12,216
Makino Milling Machine Co. Ltd.*	1,121,000	9,224
Miraca Holdings, Inc.	32,100	1,292
MISUMI Group, Inc.	60,800	1,514
Mitsubishi Corp.	664,752	17,976
Mitsubishi UFJ Financial Group, Inc.	754,433	4,076
Mitsui & Co. Ltd.	778,600	12,846
MS&AD Insurance Group Holdings, Inc.	723,784	18,128
Murata Manufacturing Co. Ltd.	51,900	3,634
Nabtesco Corp.	65,000	1,385
Nintendo Co. Ltd.	80,214	23,532
Nippon Telegraph & Telephone Corp. ADR	868,234	19,917
Nippon Yusen Kabushiki Kaisha	2,912,000	12,901
Nissan Motor Co. Ltd.	720,600	6,853
Nitori Holdings Co. Ltd.	29,900	2,615
Nitto Denko Corp.	334,100	15,721
NKSJ Holdings, Inc.*	1,205,366	8,868
Nomura Research Institute Ltd.	196,796	4,369
NTT DoCoMo, Inc.	1,678	2,930
Osaka Securities Exchange Co. Ltd.	201	1,013
Panasonic Corp.	455,800	6,434
Point, Inc.	25,000	1,099
Rohm Co. Ltd.	139,800	9,124
Sankyo Co. Ltd.	175,800	9,923
Sawai Phamaceutical Co. Ltd.	11,900	973
Secom Co. Ltd.	122,619	5,802
Sekisui House Ltd.	1,037,000	10,464
Seven & I Holdings Co. Ltd.	970,341	25,916
Shiseido Co. Ltd.	518,000	11,309

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Japan - 19.2% continued
SMC Corp.	60,912	$10,426
Softbank Corp.	259,600	8,981
Sony Financial Holdings, Inc.	1,074	4,342
Sugi Holdings Co. Ltd.	271,749	6,542
Sumitomo Metal Mining Co. Ltd.	606,268	10,581
Sumitomo Mitsui Financial Group, Inc.	353,000	12,564
Sumitomo Trust & Banking (The) Co. Ltd.	3,629,926	22,876
Suzuki Motor Corp.	544,901	13,408
Takeda Pharmaceutical Co. Ltd.	62,800	3,089
Terumo Corp.	20,500	1,153
THK Co. Ltd.	736,850	16,921
Toshiba Corp.	787,000	4,284
Toyota Motor Corp. ADR	133,630	10,507
USS Co. Ltd.	17,440	1,426
Wacoal Holdings Corp.	886,000	12,719
West Japan Railway Co.	187	699
Yahoo! Japan Corp.	19,413	7,528
Yamada Denki Co. Ltd.	42,120	2,872

		619,326

Malaysia - 0.3%
Genting Bhd.	90,700	329
Kuala Lumpur Kepong Bhd.	293,600	2,103
Malayan Banking Bhd.	1,027,600	2,831
Sime Darby Bhd.	996,805	2,844
Top Glove Corp. Bhd.	354,900	573

		8,680

Mexico - 0.9%
America Movil S.A.B. de C.V. ADR, Series L	92,827	5,323
Coca-Cola Femsa S.A.B de C.V.	150,500	12,406
Compartamos S.A.B. de C.V.*	779,600	1,695
Fomento Economico Mexicano S.A.B. de C.V. ADR	117,900	6,593
Genomma Lab Internacional S.A.B. de C.V., Series B*	416,900	998
Grupo Mexico S.A.B. de C.V., Series B	732,000	2,998

		30,013

Netherlands - 2.9%
ASML Holding N.V.	174,631	6,765
Fugro N.V. - CVA	70,172	5,776
Gemalto N.V.	73,000	3,109
Heineken N.V.	223,104	10,935
Koninklijke KPN N.V.	632,490	9,237
Koninklijke Philips Electronics N.V. (Registered)	120,500	3,699
Royal Dutch Shell PLC ADR	263,211	17,548
Royal Dutch Shell PLC, Class A (Amsterdam Exchange)	564,600	18,658
Royal Dutch Shell PLC, Class A (London Exchange)	212,405	7,090
Wolters Kluwer N.V.	425,019	9,317

		92,134

Norway - 1.6%
Frontline Ltd.	216,600	5,495
Norwegian Air Shuttle A/S*	48,200	971
Statoil ASA	1,600,086	38,031
Yara International ASA	127,396	7,370

		51,867

Peru - 0.1%
Credicorp Ltd.	23,123	2,750

Philippines - 0.1%
Megaworld Corp.	62,794,000	3,552

Portugal - 0.1%
Energias de Portugal S.A.	1,262,369	4,202

Russia - 1.3%
Gazprom OAO ADR	299,811	7,576
LSR Group GDR (Registered)*	357,800	3,296
Mechel ADR	416,400	12,171
NovaTek OAO GDR (Registered)	61,485	7,340
VTB Bank OJSC GDR (Registered)	1,516,638	9,988

		40,371

Singapore - 1.6%
Biosensors International Group Ltd.*	6,182,000	5,442
CapitaLand Ltd.	1,111,000	3,224
CapitaMalls Asia Ltd.	2,120,000	3,204
DBS Group Holdings Ltd.	650,287	7,255
Global Logistic Properties Ltd.*	883,000	1,486
Golden Agri-Resources Ltd.	24,209,000	15,085
Midas Holdings Ltd.	741,000	529
Olam International Ltd.	940,000	2,299
United Overseas Bank Ltd.	883,700	12,530

		51,054

South Africa - 2.1%
Adcock Ingram Holdings Ltd.	90,219	820
AngloGold Ashanti Ltd. ADR	325,787	16,038

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
South Africa - 2.1% continued
Aspen Pharmacare Holdings Ltd.*	449,144	$6,267
Clicks Group Ltd.	225,392	1,482
Gold Fields Ltd.	781,049	14,293
Impala Platinum Holdings Ltd.	231,837	8,191
Sasol Ltd. ADR	365,000	18,998
Shoprite Holdings Ltd.	98,031	1,482
Wilson Bayly Holmes-Ovcon Ltd.	61,161	1,290

		68,861

South Korea - 3.1%
Halla Climate Control Corp.*	32,980	580
Hankook Tire Co. Ltd.*	48,930	1,368
Hyundai Heavy Industries Ltd.*	18,181	7,090
Hyundai Mobis*	53,252	13,332
Hyundai Motor Co.*	28,222	4,311
Korea Electric Power Corp. ADR*	808,849	10,928
LG Chem Ltd.*	30,325	10,442
POSCO ADR	113,700	12,244
Samsung Electronics Co. Ltd.	10,591	8,850
SK Telecom Co. Ltd. ADR	1,716,417	31,977

		101,122

Spain - 0.9%
Banco Santander S.A.	779,853	8,286
Inditex S.A.	101,046	7,572
Prosegur, CIA de Securidad S.A.
(Registered)	36,108	2,033
Tecnicas Reunidas S.A.	33,837	2,154
Telefonica S.A.	350,131	7,952

		27,997

Sweden - 1.6%
Atlas Copco AB, Class A	180,805	4,566
Autoliv, Inc.	41,200	3,252
Elekta AB, Class B	44,262	1,703
Hexagon AB*	23,975	515
Hexagon AB., Class B	71,035	1,523
Skandinaviska Enskilda Banken AB, Class A	812,365	6,775
SKF AB, Class B	106,209	3,059
Svenska Cellulosa AB, Class B	804,300	12,690
Telefonaktiebolaget LM Ericsson, Class B	639,241	7,402
Volvo AB, Class B*	518,090	9,234

		50,719

Switzerland - 5.5%
Compagnie Financiere Richemont S.A.,
Class A	202,214	11,897
Credit Suisse Group A.G. (Registered)	110,349	4,453
Dufry Group*	14,644	1,971
GAM Holding A.G.*	224,595	3,711
Geberit A.G. (Registered)	9,184	2,124
Julius Baer Group Ltd.	38,647	1,810
Kuehne + Nagel International A.G. (Registered)	15,049	2,091
Nestle S.A. (Registered)	599,208	35,103
Noble Corp.	192,630	6,890
Novartis A.G. (Registered)	327,912	19,297
Orascom Development Holding A.G.*	24,457	1,464
Partners Group Holding A.G.	15,816	3,002
Roche Holding A.G. (Genusschein)	99,540	14,593
SGS S.A. (Registered)	2,360	3,957
Sika A.G. (Bearer)	839	1,841
Swatch Group (The) A.G.(Registered)	86,188	6,951
Temenos Group A.G. (Registered)*	101,494	4,227
UBS A.G.*	418,973	6,901
Xstrata PLC	746,857	17,582
Zurich Financial Services A.G.	98,972	25,636

		175,501

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR	1,094,200	13,721

Thailand - 0.5%
Bangkok Bank PCL (Registered)	495,985	2,508
CP ALL PCL (Registered)	1,303,700	1,698
Italian-Thai Development PCL (Registered)*	24,279,700	3,737
Kasikornbank PCL (Registered)	531,500	2,299
Thanachart Capital PCL (Registered)	3,617,900	4,321

		14,563

Turkey - 0.6%
Petkim Petrokimya Holding A.S.*	3,731,750	5,759
Tekfen Holding A.S.	803,165	3,364
Tofas Turk Otomobil Fabrikasi A.S.	219,891	1,135
Turkcell Iletisim Hizmet A.S. ADR	343,700	5,888
Turkiye Garanti Bankasi A.S.	554,867	2,815
Turkiye Halk Bankasi A.S.	220,335	1,872

		20,833

United Kingdom - 13.7%
Abcam PLC	211,358	1,063

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
United Kingdom - 13.7% continued
Acergy S.A.	322,371	$7,858
Admiral Group PLC	90,161	2,131
Afren PLC*	3,378,527	7,782
Aggreko PLC	71,709	1,658
AMEC PLC	159,127	2,856
Amlin PLC	318,398	2,031
Anglo American PLC	191,181	9,962
Antofagasta PLC	179,793	4,530
AstraZeneca PLC	628,518	28,769
Aveva Group PLC	68,222	1,718
Babcock International Group PLC	401,501	3,576
BAE Systems PLC	2,349,400	12,090
Barclays PLC	1,519,513	6,251
Berkeley Group Holdings PLC*	124,951	1,735
BG Group PLC	502,425	10,166
BHP Billiton PLC	255,261	10,177
BP PLC ADR	153,054	6,760
British American Tobacco PLC	317,900	12,238
Britvic PLC	188,263	1,389
Burberry Group PLC	94,977	1,666
Carphone Warehouse Group PLC*	164,122	1,011
Centrica PLC	1,313,541	6,796
Chemring Group PLC	39,817	1,803
Compass Group PLC	1,723,071	15,620
Diageo PLC	1,255,727	23,258
Dunelm Group PLC	74,666	595
EnQuest PLC*	396,232	863
GlaxoSmithKline PLC	2,535,389	49,248
HSBC Holdings PLC	770,806	7,855
IG Group Holdings PLC	214,271	1,705
Intertek Group PLC	61,951	1,715
Johnson Matthey PLC	100,366	3,193
Lancashire Holdings Ltd.	157,876	1,362
Lloyds Banking Group PLC*	5,299,658	5,435
Marks & Spencer Group PLC	1,024,200	5,896
Meggitt PLC	200,440	1,157
Michael Page International PLC	287,977	2,493
Next PLC	93,617	2,885
Ocado Group PLC*	424,217	1,181
Pearson PLC	751,300	11,869
Petrofac Ltd.	156,696	3,882
Reckitt Benckiser Group PLC	147,070	8,088
Reed Elsevier PLC	1,306,369	11,035
Rio Tinto PLC	194,147	13,616
Rolls-Royce Group PLC*	420,488	4,085
Rotork PLC	68,330	1,949
RPS Group PLC	309,347	1,112
Sage Group (The) PLC	1,397,300	5,961
Scottish & Southern Energy PLC	300,306	5,738
Serco Group PLC	239,656	2,076
Spirax-Sarco Engineering PLC	57,622	1,739
Standard Chartered PLC	759,244	20,442
Telecity Group PLC*	134,624	988
Tullow Oil PLC	237,858	4,682
Ultra Electronics Holdings PLC	67,048	1,774
Unilever PLC	408,800	12,501
Victrex PLC	62,935	1,456
Vodafone Group PLC	10,907,943	28,401
Vodafone Group PLC ADR	404,596	10,693
Weir Group (The) PLC	102,485	2,845
Willis Group Holdings PLC	309,675	10,724
WPP PLC	328,962	4,065

		440,198

United States - 2.9%
Axis Capital Holdings Ltd.	637,837	22,885
Bunge Ltd.	118,590	7,770
Copa Holdings S.A., Class A	112,300	6,608
Foster Wheeler A.G.*	352,165	12,157
Hollysys Automation Technologies Ltd.*	13,352	202
Philip Morris International, Inc.	105,496	6,175
RenaissanceRe Holdings Ltd.	292,700	18,642
Schlumberger Ltd.	75,390	6,295
Woori Finance Holdings Co. Ltd. ADR*	162,500	6,752
Yanzhou Coal Mining Co. Ltd.	211,600	6,475

		93,961

Total Common Stocks (Cost $2,705,279) (1)		3,051,285

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.4%
Brazil - 0.2%
Centrais Eletricas Brasileiras S.A. ADR	144,684	$2,411
Itau Unibanco Holding S.A. ADR	190,432	4,572

		6,983

Germany - 0.2%
Henkel A.G. & Co. KGaA	89,498	5,562

Total Preferred Stocks (Cost $7,062) (1)		12,545

RIGHTS - 0.2%
Russia - 0.2%
Sberbank of Russia*	1,981,142	6,716

Total Rights (Cost $6,929)		6,716

INVESTMENT COMPANIES - 4.2%
Northern Institutional Funds -
Diversified Assets Portfolio (2) (3)	134,607,085	134,607
Total Investment Companies (Cost $134,607)		134,607

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
United States Treasury Bill,
0.00%, 5/5/11(4)	$7,995	$7,991
Total Short-Term Investments (Cost $7,990)		7,991

Total Investments - 99.9% (Cost $2,861,867)		3,213,144

Other Assets less Liabilities - 0.1%		4,705

NET ASSETS - 100.0%		$3,217,849

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $111,659,000 with net purchases of approximately $22,948,000 during the nine months ended December 31, 2010.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
E-Mini MSCI
EAFE Index	712	$59,132	Long	3/11	$863

At December 31, 2010, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.8%
Consumer Staples	10.0
Energy	11.6
Financials	15.8
Health Care	7.3
Industrials	14.2
Information Technology	8.5
Materials	13.0
Telecommunication Services	6.2
Utilities	3.6

Total	100.0%

At December 31, 2010, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	23.8%
Japanese Yen	19.2
Euro	16.6
British Pound	14.1
All other currencies less than 5%	26.3

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

At December 31, 2010, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)(000S)
Euro	35	United States Dollar	47	1/3/11	$—
Hong Kong Dollar	519	United States Dollar	67	1/3/11	—
Swiss Franc	740	United States Dollar	789	1/3/11	(2)
United States Dollar	1,865	Euro	1,412	1/3/11	21
United States Dollar	58	Hong Kong Dollar	454	1/3/11	—
British Pound	489	United States Dollar	757	1/4/11	(4)
Euro	61	United States Dollar	81	1/4/11	—
Hong Kong Dollar	363	United States Dollar	47	1/4/11	—
Hong Kong Dollar	285	United States Dollar	37	1/4/11	—
Norwegian Krone	4,179	United States Dollar	709	1/4/11	(7)
United States Dollar	118	British Pound	76	1/4/11	1
United States Dollar	192	British Pound	124	1/4/11	1
United States Dollar	404	British Pound	261	1/4/11	2
United States Dollar	902	British Pound	582	1/4/11	5
United States Dollar	921	British Pound	594	1/4/11	5
United States Dollar	926	British Pound	597	1/4/11	5
United States Dollar	955	British Pound	616	1/4/11	5
United States Dollar	466	British Pound	303	1/4/11	6
United States Dollar	2,435	British Pound	1,571	1/4/11	14
United States Dollar	10	Hong Kong Dollar	80	1/4/11	—
United States Dollar	61	Hong Kong Dollar	471	1/4/11	—
United States Dollar	131	Japanese Yen	10,794	1/4/11	1
United States Dollar	843	Singapore Dollar	1,086	1/4/11	3
United States Dollar	262	British Pound	170	1/5/11	3
United States Dollar	822	British Pound	533	1/5/11	10
Japanese Yen	143,998	United States Dollar	1,766	1/6/11	(8)
Japanese Yen	86,403	United States Dollar	1,060	1/6/11	(5)
Japanese Yen	44,612	United States Dollar	547	1/6/11	(2)
Japanese Yen	60,708	United States Dollar	747	1/6/11	(1)
United States Dollar	557	British Pound	357	1/6/11	(1)
United States Dollar	270	British Pound	173	1/6/11	—
United States Dollar	549	Japanese Yen	44,612	1/6/11	—
United States Dollar	700	Japanese Yen	57,039	1/6/11	3

Total					$55

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,906,954

Gross tax appreciation of investments	$383,332
Gross tax depreciation of investments	(77,142)

Net tax appreciation of investments	$306,190

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices), For foreign securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2010, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$37,426	$263,352	$—	$300,778
Consumer Staples	41,077	259,984	—	301,061
Energy	168,439	187,896	—	356,335
Financials	145,217	333,914	—	479,131
Health Care	50,981	171,833	—	222,814
Industrials	55,027	379,691	—	434,718
Information Technology	52,375	208,408	—	260,783
Materials	146,575	250,032	—	396,607
Telecommunication
Services	73,798	117,289	—	191,087
Utilities	62,706	45,265	—	107,971
Preferred Stocks
Consumer Staples	—	5,562	—	5,562

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Financials	4,572	—	—	4,572
Utilities	2,411	—	—	2,411
Investment Companies	134,607	—	—	134,607
Rights
Financials	$6,716	$—	$—	$6,716
Short-Term Investments	—	7,991	—	7,991

Total Investments	$981,927	$2,231,217	$—	$3,213,144

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$863	$—	$—	$863
Forward Foreign Currency Exchange Contracts	—	85	—	85
Liabilities
Forward Foreign Currency Exchange Contracts	—	(30)	—	(30)

Total Other Financial Instruments	$863	$55	$—	$918

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/10 (000S)
Common Stocks
Energy	$366	$(121)	$228	$(473)	$—	$—

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.5%
Aerospace/Defense - 3.0%
Boeing (The) Co.	99,962	$6,524
General Dynamics Corp.	67,044	4,758
Northrop Grumman Corp.	196,100	12,703
United Technologies Corp.	22,615	1,780

		25,765

Agriculture - 0.8%
Archer-Daniels-Midland Co.	237,400	7,141

Apparel - 2.5%
Coach, Inc.	44,914	2,484
NIKE, Inc., Class B	125,785	10,745
Polo Ralph Lauren Corp.	74,046	8,213

		21,442

Auto Manufacturers - 0.4%
Bayerische Motoren Werke A.G. ADR	28,712	749
Ford Motor Co.*	141,099	2,369

		3,118

Banks - 8.0%
Banco Santander S.A. ADR	390,948	4,164
Bank of America Corp.	277,000	3,695
Bank of New York Mellon (The) Corp.	246,600	7,447
Citigroup, Inc.*	1,099,447	5,200
East-West Bancorp, Inc.	156,307	3,056
Goldman Sachs Group (The), Inc.	52,672	8,857
JPMorgan Chase & Co.	120,000	5,090
M&T Bank Corp.	53,500	4,657
Mitsubishi UFJ Financial Group, Inc. ADR	706,000	3,820
Morgan Stanley	31,538	858
PNC Financial Services Group, Inc.	83,599	5,076
U.S. Bancorp	269,303	7,263
Wells Fargo & Co.	148,521	4,603
Zions Bancorporation	163,000	3,950

		67,736

Beverages - 0.8%
Anheuser-Busch InBev N.V. ADR	41,504	2,370
Diageo PLC ADR	61,000	4,534

		6,904

Biotechnology - 0.8%
Celgene Corp.*	46,388	2,743
Gilead Sciences, Inc.*	22,356	810
Illumina, Inc.*	30,786	1,950
Vertex Pharmaceuticals, Inc.*	42,119	1,476

		6,979

Chemicals - 5.0%
Dow Chemical (The) Co.	420,196	$14,346
E.I. du Pont de Nemours & Co.	145,000	7,233
Monsanto Co.	134,755	9,384
PPG Industries, Inc.	57,431	4,828
Praxair, Inc.	69,050	6,592

		42,383

Commercial Services - 0.6%
Mastercard, Inc., Class A	13,955	3,128
Visa, Inc., Class A	21,617	1,521

		4,649

Computers - 6.5%
Apple, Inc.*	76,038	24,527
Cognizant Technology Solutions Corp., Class A*	11,859	869
EMC Corp.*	263,000	6,023
Hewlett-Packard Co.	4,882	205
International Business Machines Corp.	131,841	19,349
NetApp, Inc.*	69,474	3,818

		54,791

Cosmetics/Personal Care - 0.4%
Estee Lauder (The) Cos., Inc., Class A	41,334	3,336

Diversified Financial Services - 0.5%
Charles Schwab (The) Corp.	257,493	4,406

Electric - 2.3%
Dominion Resources, Inc.	29,410	1,256
Edison International	183,600	7,087
NextEra Energy, Inc.	78,500	4,081
Progress Energy, Inc.	164,600	7,157

		19,581

Electronics - 0.4%
Agilent Technologies, Inc.*	77,760	3,222

Entertainment - 0.0%
Warner Music Group Corp.*	8,300	47

Environmental Control - 0.9%
Waste Management, Inc.	195,300	7,201

Food - 5.0%
ConAgra Foods, Inc.	197,500	4,460
H.J. Heinz Co.	95,000	4,699
Hershey (The) Co.	97,000	4,574
Kraft Foods, Inc., Class A	298,525	9,406
Kroger (The) Co.	25,000	559

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.5% continued
Food - 5.0% continued
Safeway, Inc.	464,262	$10,441
Unilever N.V. (Registered)	115,000	3,611
Unilever PLC ADR	56,709	1,751
Whole Foods Market, Inc.*	52,542	2,658

		42,159

Gas - 0.2%
Questar Corp.	104,390	1,817

Healthcare - Products - 2.7%
Baxter International, Inc.	222,800	11,278
Hospira, Inc.*	86,000	4,789
Johnson & Johnson	113,800	7,039

		23,106

Healthcare - Services - 0.9%
Quest Diagnostics, Inc.	138,100	7,453

Holding Companies - Diversified - 0.0%
LVMH Moet Hennessy Louis Vuitton S.A. ADR	10,288	341

Household Products/Wares - 0.9%
Kimberly-Clark Corp.	114,200	7,199

Insurance - 2.6%
Allstate (The) Corp.	230,700	7,355
Marsh & McLennan Cos., Inc.	263,300	7,198
Travelers (The) Cos., Inc.	130,100	7,248

		21,801

Internet - 5.0%
Amazon.com, Inc.*	90,500	16,290
Baidu, Inc. ADR*	85,747	8,277
eBay, Inc.*	185,000	5,149
F5 Networks, Inc.*	7,541	982
Google, Inc., Class A*	8,199	4,870
Mail.ru Group Ltd. GDR (1) (2) *	21,254	730
priceline.com, Inc.*	12,066	4,821
Tencent Holdings Ltd. ADR	53,861	1,181

		42,300

Lodging - 0.4%
Marriott International, Inc., Class A	72,521	3,012
Marriott International, Inc., Class A - Fractional Shares*	9,000	—

		3,012

Machinery - Diversified - 1.3%
Cummins, Inc.	23,533	2,589
Deere & Co.	102,897	8,545

		11,134

Media - 2.0%
Comcast Corp., Class A	332,800	7,312
Time Warner, Inc.	160,000	5,147
Walt Disney (The) Co.	126,697	4,752

		17,211

Metal Fabrication/Hardware - 0.7%
Precision Castparts Corp.	43,267	6,023

Mining - 1.2%
BHP Billiton PLC ADR	89,214	7,182
Freeport-McMoRan Copper & Gold, Inc.	23,382	2,808

		9,990

Miscellaneous Manufacturing - 1.5%
Danaher Corp.	74,035	3,492
Eaton Corp.	21,227	2,155
Ingersoll-Rand PLC	47,624	2,243
SPX Corp.	70,000	5,004

		12,894

Office/Business Equipment - 0.8%
Xerox Corp.	590,700	6,805

Oil & Gas - 6.2%
Anadarko Petroleum Corp.	82,787	6,305
Apache Corp.	17,496	2,086
Chevron Corp.	81,600	7,446
ConocoPhillips	193,600	13,184
EOG Resources, Inc.	38,453	3,515
Hess Corp.	80,000	6,123
Marathon Oil Corp.	204,800	7,584
Occidental Petroleum Corp.	38,932	3,819
QEP Resources, Inc.	77,500	2,814

		52,876

Oil & Gas Services - 2.2%
Halliburton Co.	39,275	1,603
National-Oilwell Varco, Inc.	114,300	7,687
Schlumberger Ltd.	62,536	5,222
Weatherford International Ltd.*	191,000	4,355

		18,867

Pharmaceuticals - 5.4%
Abbott Laboratories	108,430	5,195
Allergan, Inc.	28,470	1,955

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.5% continued
Pharmaceuticals - 5.4% continued
Cardinal Health, Inc.	190,300	$7,290
Eli Lilly & Co.	75,900	2,660
Express Scripts, Inc.*	56,451	3,051
Mead Johnson Nutrition Co.	54,464	3,390
Medco Health Solutions, Inc.*	36,439	2,233
Merck & Co., Inc.	195,600	7,049
Pfizer, Inc.	461,365	8,079
Shire PLC ADR	29,393	2,128
Teva Pharmaceutical Industries Ltd. ADR	48,420	2,524

		45,554

Pipelines - 0.9%
Williams (The) Cos., Inc.	304,600	7,530

Retail - 7.5%
Chipotle Mexican Grill, Inc.*	7,648	1,626
Costco Wholesale Corp.	35,946	2,596
CVS Caremark Corp.	215,100	7,479
Dollar General Corp.*	59,941	1,838
Home Depot (The), Inc.	158,000	5,539
J.C. Penney Co., Inc.	91,000	2,940
Lowe’s Cos., Inc.	301,000	7,549
McDonald’s Corp.	123,663	9,492
Nordstrom, Inc.	137,836	5,842
Phillips-Van Heusen Corp.	17,353	1,093
Starbucks Corp.	99,178	3,187
Target Corp.	41,029	2,467
Tiffany & Co.	87,421	5,444
TJX Cos., Inc.	86,532	3,841
Urban Outfitters, Inc.*	7,302	262
Yum! Brands, Inc.	54,546	2,676

		63,871

Semiconductors - 2.3%
Broadcom Corp., Class A	167,173	7,281
Intel Corp.	338,200	7,112
Marvell Technology Group Ltd.*	17,259	320
Texas Instruments, Inc.	147,500	4,794

		19,507

Software - 4.3%
Intuit, Inc.*	106,000	5,226
Oracle Corp.	584,575	18,297
Red Hat, Inc.*	35,722	1,631
Salesforce.com, Inc.*	55,937	7,383
VMware, Inc., Class A*	38,400	3,414

		35,951

Telecommunications - 4.7%
American Tower Corp., Class A*	82,607	4,266
AT&T, Inc.	246,500	7,242
Cisco Systems, Inc.*	117,853	2,384
Juniper Networks, Inc.*	96,715	3,571
Motorola, Inc.*	841,500	7,632
QUALCOMM, Inc.	58,471	2,894
Verizon Communications, Inc.	208,600	7,463
Vodafone Group PLC ADR	178,500	4,718

		40,170

Transportation - 1.9%
C.H. Robinson Worldwide, Inc.	11,070	888
Expeditors International of Washington, Inc.	15,954	871
FedEx Corp.	27,775	2,583
Union Pacific Corp.	111,197	10,304
United Parcel Service, Inc., Class B	14,153	1,027

		15,673

Total Common Stocks (Cost $625,578)		791,945

PREFERRED STOCKS - 0.5%
Banks - 0.5%
Itau Unibanco Holding S.A. ADR	134,200	3,222
Wells Fargo & Co. (Depository Shares)*	34,675	943

		4,165

Total Preferred Stocks (Cost $3,039)		4,165

INVESTMENT COMPANIES - 6.7%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	56,508,142	56,508

Total Investment Companies (Cost $56,508)		56,508

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.00%, 5/5/11(5)	$1,525	$1,524

Total Short-Term Investments (Cost $1,524)		1,524

Total Investments - 100.9% (Cost $686,649)		854,142

Liabilities less Other Assets - (0.9)%		(7,662)

NET ASSETS - 100.0%		$846,480

(1)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of the restricted illiquid security amounted to approximately $730,000 or 0.1% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Mail.ru Group Ltd.GDR	11/8/10-11/17/10	$741

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. (3) At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $32,643,000 with net purchases of approximately $23,865,000 during the nine months ended December 31, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500	32	$10,024	Long	3/11	$316

Federal Tax Information:

At December 31, 2010, the components of investments for federal income taxpurposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$700,937

Gross tax appreciation of investments	$157,773
Gross tax depreciation of investments	(4,568)

Net tax appreciation of investments	$153,205

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$791,945	(1)	$—	$—	$791,945
Preferred Stocks	4,165		—	—	4,165
Investment Companies	56,508		—	—	56,508
Short-Term Investments	—		1,524	—	1,524

Total Investments	$852,618		$1,524	$—	$854,142

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$316		$—	$—	$316

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%
Aerospace/Defense - 1.4%
Aerovironment, Inc.*	114,285	$3,066
BE Aerospace, Inc.*	41,759	1,547
L-3 Communications Holdings, Inc.	38,700	2,728
Northrop Grumman Corp.	51,100	3,310
Teledyne Technologies, Inc.*	39,000	1,715
Triumph Group, Inc.	15,100	1,350

		13,716

Agriculture - 0.5%
Archer-Daniels-Midland Co.	98,100	2,951
Reynolds American, Inc.	69,000	2,251

		5,202

Airlines - 0.1%
Skywest, Inc.	68,200	1,065

Apparel - 1.3%
Coach, Inc.	77,735	4,299
Deckers Outdoor Corp.*	44,490	3,548
Gildan Activewear, Inc.*	98,000	2,792
Jones Group (The), Inc.	42,900	667
Timberland (The) Co., Class A*	51,100	1,256

		12,562

Auto Parts & Equipment - 1.6%
Autoliv, Inc.	48,000	3,789
Cooper Tire & Rubber Co.	91,000	2,146
Lear Corp.*	70,000	6,909
TRW Automotive Holdings Corp.*	57,300	3,020

		15,864

Banks - 2.8%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,069
Capital One Financial Corp.	52,916	2,252
City Holding Co.	26,800	971
City National Corp.	28,679	1,760
Credicorp Ltd.	15,176	1,805
Fifth Third Bancorp	396,875	5,826
First Republic Bank*	8,600	250
FNB Corp.	80,300	789
Huntington Bancshares, Inc.	288,700	1,983
International Bancshares Corp.	55,300	1,108
KeyCorp	705,200	6,241
PrivateBancorp, Inc.	68,300	982
Regions Financial Corp.	111,000	777
State Street Corp.	28,300	1,311

		27,124

Beverages - 1.1%
Coca-Cola Enterprises, Inc.	71,700	1,795
Constellation Brands, Inc., Class A*	251,000	5,560
Green Mountain Coffee Roasters, Inc.*	115,775	3,804

		11,159

Biotechnology - 1.6%
Biogen Idec, Inc.*	59,100	3,963
Dendreon Corp.*	76,000	2,654
Genzyme Corp.*	53,000	3,774
Human Genome Sciences, Inc.*	85,247	2,036
Medicines (The) Co.*	62,900	889
Vertex Pharmaceuticals, Inc.*	67,900	2,378

		15,694

Chemicals - 3.0%
Agrium, Inc.	44,800	4,110
Arch Chemicals, Inc.	26,500	1,005
Ashland, Inc.	40,500	2,060
CF Industries Holdings, Inc.	26,200	3,541
Eastman Chemical Co.	13,000	1,093
Huntsman Corp.	360,775	5,632
Lubrizol Corp.	32,300	3,452
NewMarket Corp.	18,300	2,258
PolyOne Corp.*	112,700	1,408
Sigma-Aldrich Corp.	47,485	3,160
Stepan Co.	18,790	1,433

		29,152

Coal - 0.2%
Cloud Peak Energy, Inc.*	105,000	2,439

Commercial Services - 4.7%
Advance America Cash Advance
Centers, Inc.	116,100	655
Alliance Data Systems Corp.*	55,300	3,928
Capella Education Co.*	52,200	3,475
China Real Estate Information Corp. ADR*	206,855	1,986
Convergys Corp.*	203,200	2,676
Gartner, Inc.*	52,003	1,727
Green Dot Corp., Class A*	62,900	3,569
Hertz Global Holdings, Inc.*	435,000	6,303
Pre-Paid Legal Services, Inc.*	11,700	705
R.R. Donnelley & Sons Co.	64,900	1,134
Resources Connection, Inc.	234,600	4,361

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Commercial Services - 4.7% continued
Robert Half International, Inc.	136,300	$4,171
SAIC, Inc.*	50,900	807
SEI Investments Co.	167,300	3,980
Strayer Education, Inc.	38,285	5,828

		45,305

Computers - 3.2%
Cognizant Technology Solutions Corp., Class A*	73,780	5,407
Computer Sciences Corp.	43,200	2,143
IHS, Inc., Class A*	78,580	6,317
Lexmark International, Inc., Class A*	41,000	1,428
MICROS Systems, Inc.*	116,239	5,098
NCR Corp.*	69,200	1,064
NetApp, Inc.*	54,910	3,018
Seagate Technology PLC*	155,700	2,340
Smart Technologies, Inc., Class A*	317,300	2,995
Western Digital Corp.*	45,600	1,546

		31,356

Distribution/Wholesale - 1.2%
Fastenal Co.	66,020	3,955
Ingram Micro, Inc., Class A*	55,300	1,056
LKQ Corp.*	161,396	3,667
United Stationers, Inc.*	41,247	2,632

		11,310

Diversified Financial Services - 4.3%
Affiliated Managers Group, Inc.*	28,595	2,837
Ameriprise Financial, Inc.	140,375	8,079
Discover Financial Services	290,000	5,374
Eaton Vance Corp.	53,800	1,626
GFI Group, Inc.	158,800	745
IntercontinentalExchange, Inc.*	28,560	3,403
Invesco Ltd.	259,000	6,232
Janus Capital Group, Inc.	319,900	4,149
Knight Capital Group, Inc., Class A*	80,200	1,106
LPL Investment Holdings, Inc.*	6,200	225
Raymond James Financial, Inc.	75,000	2,452
T.Rowe Price Group, Inc.	69,100	4,460
Tech Data Corp.*	25,700	1,131

		41,819

Electric - 3.4%
Ameren Corp.	71,300	2,010
American Electric Power Co., Inc.	61,700	2,220
CMS Energy Corp.	404,100	7,516
DPL, Inc.	95,600	2,458
DTE Energy Co.	37,400	1,695
El Paso Electric Co.*	74,500	2,051
GenOn Energy, Inc.*	396,049	1,509
MDU Resources Group, Inc.	131,000	2,655
Pepco Holdings, Inc.	176,000	3,212
Portland General Electric Co.	151,700	3,292
PPL Corp.	86,300	2,271
Public Service Enterprise Group, Inc.	77,700	2,472

		33,361

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	78,090	3,065

Electronics - 2.2%
Amphenol Corp., Class A	74,555	3,935
Benchmark Electronics, Inc.*	34,600	628
Dolby Laboratories, Inc., Class A*	34,360	2,292
FLIR Systems, Inc.*	79,915	2,377
Gentex Corp.	65,140	1,926
Pulse Electronics Corp.	33,600	179
Thomas & Betts Corp.*	27,400	1,323
Trimble Navigation Ltd.*	81,090	3,238
Tyco Electronics Ltd.	85,400	3,023
Vishay Intertechnology, Inc.*	76,700	1,126
Waters Corp.*	17,563	1,365

		21,412

Engineering & Construction - 0.9%
KBR, Inc.	102,400	3,120
McDermott International, Inc.*	155,200	3,211
Tutor Perini Corp.	98,100	2,101

		8,432

Environmental Control - 0.5%
Stericycle, Inc.*	57,480	4,651

Food - 1.4%
Cal-Maine Foods, Inc.	24,000	758
Chiquita Brands International, Inc.*	65,800	922
ConAgra Foods, Inc.	126,600	2,859
Dean Foods Co.*	88,200	780
Del Monte Foods Co.	99,200	1,865
Fresh Del Monte Produce, Inc.	42,800	1,068
Hain Celestial Group (The), Inc.*	86,000	2,327
Safeway, Inc.	99,700	2,242

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Food - 1.4% continued
SUPERVALU, Inc.	67,800	$653

		13,474

Forest Products & Paper - 0.2%
Rayonier, Inc.	33,500	1,760

Gas - 1.1%
Atmos Energy Corp.	53,400	1,666
NiSource, Inc.	300,500	5,295
Questar Corp.	162,000	2,821
Southern Union Co.	43,800	1,054

		10,836

Hand/Machine Tools - 0.2%
Lincoln Electric Holdings, Inc.	26,125	1,705

Healthcare - Products - 2.8%
C.R. Bard, Inc.	22,635	2,077
Dentsply International, Inc.	54,820	1,873
Idexx Laboratories, Inc.*	51,320	3,552
Intuitive Surgical, Inc.*	14,388	3,708
Kinetic Concepts, Inc.*	27,600	1,156
Masimo Corp.	114,500	3,329
ResMed, Inc.*	125,374	4,343
Varian Medical Systems, Inc.*	60,930	4,221
Volcano Corp.*	111,700	3,051

		27,310

Healthcare - Services - 1.6%
Aetna, Inc.	111,100	3,390
CIGNA Corp.	23,200	850
Coventry Health Care, Inc.*	55,400	1,463
Health Management Associates, Inc., Class A*	536,000	5,113
Health Net, Inc.*	163,100	4,451

		15,267

Home Furnishings - 0.7%
Harman International Industries, Inc.*	82,528	3,821
Whirlpool Corp.	37,600	3,340

		7,161

Household Products/Wares - 0.6%
American Greetings Corp., Class A	31,900	707
Blyth, Inc.	12,175	420
Central Garden and Pet Co., Class A*	99,100	979
Church & Dwight Co., Inc.	54,243	3,744

		5,850

Housewares - 0.3%
Newell Rubbermaid, Inc.	144,600	2,629

Insurance - 4.7%
ACE Ltd.	72,000	4,482
Aflac, Inc.	13,700	773
Allied World Assurance Co. Holdings Ltd.	11,890	707
Allstate (The) Corp.	55,200	1,760
American Financial Group, Inc.	49,800	1,608
Aspen Insurance Holdings Ltd.	30,700	878
Assurant, Inc.	83,000	3,197
Chubb Corp.	59,400	3,542
Endurance Specialty Holdings Ltd.	53,153	2,449
Everest Re Group Ltd.	37,750	3,202
Genworth Financial, Inc., Class A*	35,900	472
Hartford Financial Services Group, Inc.	195,100	5,168
Lincoln National Corp.	96,900	2,695
Montpelier Re Holdings Ltd.	33,200	662
PartnerRe Ltd.	10,700	860
Presidential Life Corp.	44,400	441
Principal Financial Group, Inc.	19,250	627
Tower Group, Inc.	139,500	3,568
Unum Group	100,500	2,434
Validus Holdings Ltd.	32,200	986
W.R. Berkley Corp.	45,900	1,257
XL Group PLC	191,100	4,170

		45,938

Internet - 2.7%
Akamai Technologies, Inc.*	138,210	6,503
Baidu, Inc. ADR*	37,500	3,620
Ctrip.com International Ltd. ADR*	66,253	2,680
E-Commerce China Dangdang, Inc. ADR*	119,988	3,248
F5 Networks, Inc.*	23,420	3,049
Symantec Corp.*	138,000	2,310
TIBCO Software, Inc.*	103,103	2,032
Youku.com, Inc.*	86,180	3,017

		26,459

Leisure Time - 0.2%
Royal Caribbean Cruises Ltd.*	47,259	2,221

Lodging - 0.4%
Marriott International, Inc., Class A- (Fractional Shares)*	34,801	—
Wyndham Worldwide Corp.	143,500	4,299

		4,299

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Machinery - Diversified - 2.1%
AGCO Corp.*	40,500	$2,052
Flowserve Corp.	37,700	4,495
Gardner Denver, Inc.	25,755	1,772
IDEX Corp.	54,835	2,145
NACCO Industries, Inc., Class A	7,929	859
Rockwell Automation, Inc.	51,000	3,657
Roper Industries, Inc.	66,041	5,048

		20,028

Media - 1.5%
CBS Corp., Class B (Non Voting)	174,000	3,315
DISH Network Corp., Class A*	47,700	938
FactSet Research Systems, Inc.	39,195	3,675
Gannett Co., Inc.	130,900	1,975
Viacom, Inc., Class B	124,275	4,922

		14,825

Metal Fabrication/Hardware - 0.3%
Timken (The) Co.	54,000	2,577

Mining - 0.6%
Alcoa, Inc.	304,000	4,679
Contango ORE, Inc.*	3,175	33
USEC, Inc.*	172,000	1,035

		5,747

Miscellaneous Manufacturing - 1.8%
Crane Co.	80,700	3,314
Eaton Corp.	37,100	3,766
EnPro Industries, Inc.*	42,200	1,754
Griffon Corp.*	67,300	857
ITT Corp.	41,100	2,142
Parker Hannifin Corp.	15,500	1,338
Pentair, Inc.	110,500	4,034

		17,205

Office/Business Equipment - 0.8%
Xerox Corp.	643,500	7,413

Oil & Gas - 5.8%
Atwood Oceanics, Inc.*	56,300	2,104
Brigham Exploration Co.*	124,600	3,394
Chesapeake Energy Corp.	142,400	3,690
Concho Resources, Inc.*	46,240	4,054
Frontier Oil Corp.*	30,600	551
Hess Corp.	47,200	3,613
Murphy Oil Corp.	36,300	2,706
Newfield Exploration Co.*	101,645	7,330
Noble Corp.	71,000	2,540
Noble Energy, Inc.	13,443	1,157
Plains Exploration & Production Co.*	152,900	4,914
Range Resources Corp.	49,135	2,210
Tesoro Corp.*	260,200	4,824
Ultra Petroleum Corp.*	65,700	3,139
Valero Energy Corp.	185,600	4,291
W&T Offshore, Inc.	164,600	2,941
Whiting Petroleum Corp.*	22,700	2,660

		56,118

Oil & Gas Services - 3.7%
Complete Production Services, Inc.*	50,575	1,494
Core Laboratories N.V.	60,000	5,343
FMC Technologies, Inc.*	69,200	6,153
Helix Energy Solutions Group, Inc.*	54,500	662
Hornbeck Offshore Services, Inc.*	29,800	622
Oceaneering International, Inc.*	93,255	6,866
Oil States International, Inc.*	126,885	8,132
SEACOR Holdings, Inc.	11,500	1,163
Superior Energy Services, Inc.*	158,050	5,530

		35,965

Packaging & Containers - 0.3%
Ball Corp.	28,925	1,968
Sonoco Products Co.	21,700	731

		2,699

Pharmaceuticals - 2.4%
AmerisourceBergen Corp.	119,500	4,078
Cephalon, Inc.*	37,200	2,296
Endo Pharmaceuticals Holdings, Inc.*	41,700	1,489
Forest Laboratories, Inc.*	63,600	2,034
Ironwood Pharmaceuticals, Inc.*	83,600	865
King Pharmaceuticals, Inc.*	48,200	677
McKesson Corp.	39,400	2,773
Mylan, Inc.*	209,038	4,417
Par Pharmaceutical Cos., Inc.*	42,200	1,625
SXC Health Solutions Corp.*	71,420	3,061

		23,315

Real Estate Investment Trusts - 3.8%
Annaly Capital Management, Inc.	84,600	1,516
BioMed Realty Trust, Inc.	201,000	3,749
Brandywine Realty Trust	89,400	1,042
Capstead Mortgage Corp.	67,400	849
CBL & Associates Properties, Inc.	235,675	4,124

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Real Estate Investment Trusts - 3.8% continued
CommonWealth REIT	81,875	$2,089
DuPont Fabros Technology, Inc.	77,000	1,638
HCP, Inc.	67,500	2,483
Home Properties, Inc.	100,850	5,596
Hospitality Properties Trust	127,700	2,942
Lexington Realty Trust	254,500	2,023
MFA Financial, Inc.	289,700	2,364
Parkway Properties, Inc.	53,600	939
Vornado Realty Trust	65,300	5,441

		36,795

Retail - 7.4%
Bob Evans Farms, Inc.	22,700	748
Brinker International, Inc.	93,600	1,954
Cabela’s, Inc.*	70,000	1,523
CarMax, Inc.*	121,800	3,883
Cheesecake Factory (The), Inc.*	40,230	1,233
Children’s Place Retail Stores (The), Inc.*	30,700	1,524
Chipotle Mexican Grill, Inc.*	16,015	3,406
Copart, Inc.*	78,690	2,939
Dick’s Sporting Goods, Inc.*	118,680	4,450
Dillard’s, Inc., Class A	53,900	2,045
Dollar Tree, Inc.*	29,805	1,671
GameStop Corp., Class A*	53,300	1,220
Gap (The), Inc.	147,100	3,257
Macy’s, Inc.	151,000	3,820
Nu Skin Enterprises, Inc., Class A	81,000	2,451
O’Reilly Automotive, Inc.*	77,550	4,686
Panera Bread Co., Class A*	43,660	4,419
Phillips-Van Heusen Corp.	98,829	6,227
RadioShack Corp.	109,800	2,030
Ruby Tuesday, Inc.*	71,600	935
Rue21, Inc.*	141,233	4,140
Signet Jewelers Ltd.*	55,250	2,398
Tractor Supply Co.	103,310	5,010
Urban Outfitters, Inc.*	84,541	3,027
Williams-Sonoma, Inc.	83,354	2,975

		71,971

Savings & Loans - 0.9%
First Niagara Financial Group, Inc.	514,025	7,186
Hudson City Bancorp, Inc.	132,000	1,682

		8,868

Semiconductors - 2.3%
Altera Corp.	54,964	1,955
ARM Holdings PLC ADR	223,200	4,631
Atmel Corp.*	469,125	5,780
Cavium Networks, Inc.*	108,805	4,100
Fairchild Semiconductor International, Inc.*	189,300	2,955
Micron Technology, Inc.*	209,600	1,681
ON Semiconductor Corp.*	168,420	1,664

		22,766

Software - 4.9%
ANSYS, Inc.*	111,180	5,789
athenahealth, Inc.*	94,735	3,882
Cerner Corp.*	42,184	3,997
Citrix Systems, Inc.*	57,405	3,927
Fiserv, Inc.*	33,240	1,947
Intuit, Inc.*	133,290	6,571
MSCI, Inc. Class A*	104,946	4,089
QLIK Technologies, Inc.*	129,028	3,330
Red Hat, Inc.*	31,110	1,420
Salesforce.com, Inc.*	46,800	6,178
VMware, Inc., Class A*	70,502	6,268

		47,398

Telecommunications - 2.2%
Aruba Networks, Inc.*	130,900	2,733
CenturyLink, Inc.	22,700	1,048
Cincinnati Bell, Inc.*	483,300	1,353
Harris Corp.	74,900	3,393
Millicom International Cellular S.A.	9,648	922
Motorola, Inc.*	461,400	4,185
NII Holdings, Inc.*	40,447	1,806
Qwest Communications International, Inc.	450,000	3,425
RF Micro Devices, Inc.*	273,700	2,012
USA Mobility, Inc.	41,200	732

		21,609

Transportation - 3.3%
Atlas Air Worldwide Holdings, Inc.*	74,875	4,180
C.H. Robinson Worldwide, Inc.	100,965	8,096
CSX Corp.	22,954	1,483
Expeditors International of
Washington, Inc.	173,300	9,462
J.B. Hunt Transport Services, Inc.	31,206	1,274
Knight Transportation, Inc.	138,875	2,639
Overseas Shipholding Group, Inc.	35,600	1,261
Ryder System, Inc.	35,400	1,863

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Transportation - 3.3% continued
Tidewater, Inc.	30,700	$1,653

		31,911

Trucking & Leasing - 0.1%
Aircastle Ltd.	138,300	1,445

Water - 0.7%
American Water Works Co., Inc.	255,900	6,472

Total Common Stocks (Cost $745,732)		934,724

INVESTMENT COMPANIES - 3.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	33,926,153	33,926

Total Investment Companies (Cost $33,926)		33,926

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.00%, 5/5/11(3)	$1,590	$1,589

Total Short-Term Investments (Cost $1,589)		1,589

Total Investments - 99.8% (Cost $781,247)		970,239

Other Assets less Liabilities - 0.2%		2,371

NET ASSETS - 100.0%		$972,610

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $12,567,000 with net purchases of approximately $21,359,000 during the nine months ended December 31, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P Mid Cap
400 E-mini	268	$24,262	Long	3/11	$288

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$785,860

Gross tax appreciation of investments	$205,749
Gross tax depreciation of investments	$(21,370)

Net tax appreciation of investments	$184,379

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$934,724	(1)	$—	$—	$934,724
Investment Companies	33,926		—	—	33,926
Short-Term Investments	—		1,589	—	1,589

Total Investments	$968,650		$1,589	$—	$970,239

OTHER FINANCIAL INTRUMENTS
Assets
Futures	$288		$—	$—	$288

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6%
Advertising - 0.3%
Interpublic Group of (The) Cos., Inc.*	155,300	$1,649

Aerospace/Defense - 1.0%
Alliant Techsystems, Inc.*	11,700	871
BE Aerospace, Inc.*	31,086	1,151
Embraer S.A. ADR	13,700	403
HEICO Corp.	13,857	707
TransDigm Group, Inc.*	24,353	1,754
Triumph Group, Inc.	8,853	791

		5,677

Apparel - 2.2%
Carter’s, Inc.*	53,500	1,579
Columbia Sportswear Co.	30,708	1,852
Jones Group (The), Inc.	188,700	2,932
Quiksilver, Inc.*	334,300	1,695
Steven Madden Ltd.*	18,483	771
Under Armour, Inc., Class A*	34,687	1,902
Volcom, Inc.	77,500	1,463

		12,194

Auto Parts & Equipment - 1.7%
Cooper Tire & Rubber Co.	98,164	2,315
Goodyear Tire & Rubber (The) Co.*	212,200	2,514
Miller Industries, Inc.	244,892	3,485
Tenneco, Inc.*	20,428	841

		9,155

Banks - 4.9%
Associated Banc-Corp	211,000	3,197
Cass Information Systems, Inc.	39,665	1,505
Cathay General Bancorp	201,500	3,365
Community Bank System, Inc.	50,850	1,412
CVB Financial Corp.	173,000	1,500
First Horizon National Corp.*	131,981	1,555
First Horizon National Corp. - (Fractional Shares)*	98,309	—
First Interstate Bancsystem, Inc.	91,337	1,392
Fulton Financial Corp.	181,075	1,872
Sterling Bancshares, Inc.	249,000	1,748
Synovus Financial Corp.	206,400	545
Trustmark Corp.	46,000	1,143
Webster Financial Corp.	103,100	2,031
Westamerica Bancorporation	35,632	1,976
Wilmington Trust Corp.	30,100	130
Wintrust Financial Corp.	45,410	1,500
Zions Bancorporation	69,800	1,691

		26,562

Beverages - 0.4%
Green Mountain Coffee Roasters, Inc.*	70,280	2,309

Biotechnology - 0.7%
Bio-Rad Laboratories, Inc., Class A*	17,500	1,817
Charles River Laboratories International, Inc.*	57,000	2,026

		3,843

Building Materials - 0.3%
Martin Marietta Materials, Inc.	16,357	1,509

Chemicals - 1.0%
Albemarle Corp.	17,040	951
Cabot Corp.	48,111	1,811
Innophos Holdings, Inc.	51,168	1,846
Landec Corp.*	119,515	715

		5,323

Commercial Services - 10.5%
51job, Inc. ADR*	11,172	550
Advisory Board (The) Co.*	9,684	461
AMN Healthcare Services, Inc.*	195,450	1,200
Capella Education Co.*	21,497	1,431
CDI Corp.	44,533	828
Chemed Corp.	82,265	5,225
CoStar Group, Inc.*	25,500	1,468
Forrester Research, Inc.	52,745	1,861
FTI Consulting, Inc.*	53,000	1,976
Gartner, Inc.*	37,933	1,259
Global Payments, Inc.	26,500	1,225
Grand Canyon Education, Inc.*	74,404	1,458
Heidrick & Struggles International, Inc.	107,800	3,088
HMS Holdings Corp.*	19,475	1,261
Hudson Highland Group, Inc.*	261,055	1,522
KAR Auction Services, Inc.*	73,000	1,007
Manpower, Inc.	24,400	1,531
MAXIMUS, Inc.	50,330	3,301
Monster Worldwide, Inc.*	55,514	1,312
PHH Corp.*	142,300	3,294
Rent-A-Center, Inc.	74,400	2,402
Resources Connection, Inc.	217,605	4,045
Ritchie Bros. Auctioneers, Inc.	129,352	2,982
Rollins, Inc.	215,825	4,263
Sotheby’s	32,817	1,477

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Commercial Services - 10.5% continued
SuccessFactors, Inc.*	28,393	$822
Universal Technical Institute, Inc.	36,130	796
Valassis Communications, Inc.*	154,100	4,985

		57,030

Computers - 3.1%
Brocade Communications Systems, Inc.*	350,500	1,854
Echelon Corp.*	138,861	1,415
Electronics for Imaging, Inc.*	142,000	2,032
iGate Corp.	33,384	658
MICROS Systems, Inc.*	16,517	725
Ness Technologies, Inc.*	205,927	1,223
RealD, Inc.*	95,359	2,472
Riverbed Technology, Inc.*	81,587	2,869
Stratasys, Inc.*	42,284	1,380
Telvent GIT S.A.*	42,620	1,126
VanceInfo Technologies, Inc. ADR*	25,111	867

		16,621

Distribution/Wholesale - 2.3%
Beacon Roofing Supply, Inc.*	111,880	1,999
Fossil, Inc.*	14,503	1,022
LKQ Corp.*	120,415	2,736
Owens & Minor, Inc.	74,576	2,195
School Specialty, Inc.*	115,400	1,607
United Stationers, Inc.*	22,000	1,404
WESCO International, Inc.*	23,972	1,266

		12,229

Diversified Financial Services - 1.7%
Affiliated Managers Group, Inc.*	23,047	2,287
Financial Engines, Inc.*	5,642	112
Higher One Holdings, Inc.*	41,675	843
Portfolio Recovery Associates, Inc.*	64,274	4,833
Raymond James Financial, Inc.	32,500	1,063

		9,138

Electric - 2.7%
El Paso Electric Co.*	31,000	853
EnerNOC, Inc.*	44,073	1,054
Great Plains Energy, Inc.	238,200	4,619
Pike Electric Corp.*	159,900	1,372
Portland General Electric Co.	105,000	2,278
UIL Holdings Corp.	51,060	1,530
Westar Energy, Inc.	118,900	2,992

		14,698

Electrical Components & Equipment - 1.4%
American Superconductor Corp.*	22,439	642
AMETEK, Inc.	70,220	2,756
Belden, Inc.	90,731	3,341
GrafTech International Ltd.*	49,614	984

		7,723

Electronics - 2.8%
CTS Corp.	98,147	1,085
FARO Technologies, Inc.*	41,395	1,359
Gentex Corp.	153,505	4,538
Jabil Circuit, Inc.	120,000	2,411
National Instruments Corp.	97,400	3,666
Park Electrochemical Corp.	47,955	1,439
PerkinElmer, Inc.	28,351	732
Plexus Corp.*	4,200	130

		15,360

Entertainment - 0.2%
Cinemark Holdings, Inc.	55,369	954
Lakes Entertainment, Inc.*	55,300	158

		1,112

Food - 2.6%
Flowers Foods, Inc.	53,000	1,426
Fresh Market (The), Inc.*	12,357	509
J & J Snack Foods Corp.	23,000	1,109
Lancaster Colony Corp.	23,910	1,368
Overhill Farms, Inc.*	399,352	2,300
Ralcorp Holdings, Inc.*	36,500	2,373
United Natural Foods, Inc.*	135,267	4,962

		14,047

Forest Products & Paper - 0.3%
Neenah Paper, Inc.	29,350	577
P.H. Glatfelter Co.	103,000	1,264

		1,841

Gas - 0.7%
Northwest Natural Gas Co.	30,466	1,416
South Jersey Industries, Inc.	47,581	2,513

		3,929

Hand/Machine Tools - 0.4%
Franklin Electric Co., Inc.	62,120	2,418

Healthcare - Products - 4.6%
Abaxis, Inc.*	65,660	1,763
Angiodynamics, Inc.*	129,220	1,986

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Healthcare - Products - 4.6% continued
Cepheid, Inc.*	216,065	$4,916
Cooper (The) Cos., Inc.	63,954	3,603
ICU Medical, Inc.*	21,500	785
Kinetic Concepts, Inc.*	66,700	2,793
Medtox Scientific, Inc.	35,380	464
Meridian Bioscience, Inc.	72,406	1,677
NxStage Medical, Inc.*	28,439	708
STERIS Corp.	83,854	3,057
Techne Corp.	29,395	1,930
Zoll Medical Corp.*	30,175	1,123

		24,805

Healthcare - Services - 2.7%
Air Methods Corp.*	19,906	1,120
Amedisys, Inc.*	58,500	1,960
Bio-Reference Labs, Inc.*	65,560	1,454
Covance, Inc.*	54,500	2,802
Health Management Associates, Inc., Class A*	113,000	1,078
IPC The Hospitalist Co., Inc.*	79,618	3,106
Mednax, Inc.*	45,305	3,048

		14,568

Home Builders - 0.7%
MDC Holdings, Inc.	59,600	1,715
Thor Industries, Inc.	54,000	1,834

		3,549

Home Furnishings - 0.4%
Ethan Allen Interiors, Inc.	62,000	1,241
Furniture Brands International, Inc.*	225,800	1,160

		2,401

Household Products/Wares - 0.7%
Ennis, Inc.	65,287	1,116
Tupperware Brands Corp.	53,945	2,572

		3,688

Housewares - 0.3%
Toro (The) Co.	27,719	1,709

Insurance - 5.1%
Alterra Capital Holdings Ltd.	80,224	1,736
American Equity Investment Life Holding Co.	172,677	2,167
CNO Financial Group, Inc.*	366,300	2,483
Employers Holdings, Inc.	80,600	1,409
Endurance Specialty Holdings Ltd.	35,800	1,649
Global Indemnity PLC*	163,748	3,349
Hanover Insurance Group (The), Inc.	10,100	472
Horace Mann Educators Corp.	99,500	1,795
Infinity Property & Casualty Corp.	8,773	542
Platinum Underwriters Holdings Ltd.	39,239	1,764
Primerica, Inc.	1,600	39
Protective Life Corp.	63,400	1,689
Selective Insurance Group, Inc.	104,000	1,888
StanCorp Financial Group, Inc.	64,696	2,920
Symetra Financial Corp.	287,710	3,942

		27,844

Internet - 1.9%
Constant Contact, Inc.*	64,727	2,006
DealerTrack Holdings, Inc.*	170,560	3,423
GSI Commerce, Inc.*	58,896	1,366
OpenTable, Inc.*	14,018	988
Shutterfly, Inc.*	56,199	1,969
WebMD Health Corp.*	15,215	777

		10,529

Iron/Steel - 0.6%
Schnitzer Steel Industries, Inc., Class A	25,915	1,720
Universal Stainless & Alloy*	43,600	1,364

		3,084

Lodging - 0.2%
Home Inns & Hotels Management, Inc. ADR*	26,851	1,100

Machinery - Construction & Mining - 0.7%
Astec Industries, Inc.*	25,893	839
Terex Corp.*	88,500	2,747

		3,586

Machinery - Diversified - 1.3%
IDEX Corp.	14,751	577
Robbins & Myers, Inc.	36,149	1,293
Roper Industries, Inc.	42,874	3,277
Wabtec Corp.	31,500	1,666

		6,813

Metal Fabrication/Hardware - 0.6%
CIRCOR International, Inc.	9,700	410
Haynes International, Inc.	27,800	1,163
Worthington Industries, Inc.	88,797	1,634

		3,207

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Mining - 1.2%
Kaiser Aluminum Corp.	10,900	$546
Noranda Aluminum Holding Corp.*	293,800	4,290
Silvercorp Metals, Inc.	112,500	1,443

		6,279

Miscellaneous Manufacturing - 1.1%
A.O. Smith Corp.	49,550	1,887
Acuity Brands, Inc.	18,120	1,045
Brink’s (The) Co.	50,134	1,347
ESCO Technologies, Inc.	30,418	1,151
Polypore International, Inc.*	19,045	776

		6,206

Oil & Gas - 3.1%
Berry Petroleum Co., Class A	26,600	1,163
Brigham Exploration Co.*	44,614	1,215
Cobalt International Energy, Inc.*	161,200	1,968
Forest Oil Corp.*	26,412	1,003
Holly Corp.	30,313	1,236
Northern Oil and Gas, Inc.*	35,772	973
Oasis Petroleum, Inc.*	31,363	851
Penn Virginia Corp.	60,300	1,014
Petroquest Energy, Inc.*	42,000	316
Rowan Cos., Inc.*	52,401	1,829
SM Energy Co.	38,362	2,261
Stone Energy Corp.*	133,000	2,965

		16,794

Oil & Gas Services - 1.2%
CARBO Ceramics, Inc.	15,068	1,560
Lufkin Industries, Inc.	17,867	1,115
Oceaneering International, Inc.*	22,500	1,657
RPC, Inc.	46,055	834
Tetra Technologies, Inc.*	104,500	1,240

		6,406

Packaging & Containers - 0.4%
Temple-Inland, Inc.	104,319	2,216

Pharmaceuticals - 1.1%
Medicis Pharmaceutical Corp., Class A	38,600	1,034
Neogen Corp.*	76,285	3,130
SXC Health Solutions Corp.*	27,854	1,194
USANA Health Sciences, Inc.*	16,085	699

		6,057

Real Estate - 0.8%
CB Richard Ellis Group, Inc., Class A*	54,174	1,109
MI Developments, Inc., Class A	121,200	3,285

		4,394

Real Estate Investment Trusts - 2.3%
American Campus Communities, Inc.	17,406	553
BioMed Realty Trust, Inc.	50,100	934
Brandywine Realty Trust	152,430	1,776
CapLease, Inc.	71,700	417
Equity Lifestyle Properties, Inc.	24,532	1,372
First Potomac Realty Trust	79,690	1,340
Government Properties Income Trust	55,068	1,475
LTC Properties, Inc.	26,600	747
Mack-Cali Realty Corp.	36,293	1,200
MFA Financial, Inc.	253,855	2,072
Walter Investment Management Corp.	31,800	571

		12,457

Retail - 5.5%
Aeropostale, Inc.*	62,000	1,528
Bob Evans Farms, Inc.	63,825	2,104
Cash America International, Inc.	59,552	2,199
CEC Entertainment, Inc.*	43,070	1,672
Cheesecake Factory (The), Inc.*	86,400	2,649
Chipotle Mexican Grill, Inc.*	6,175	1,313
Copart, Inc.*	63,500	2,372
Finish Line (The), Inc., Class A	128,963	2,217
Group 1 Automotive, Inc.	38,500	1,608
Hibbett Sports, Inc.*	20,448	754
Jack in the Box, Inc.*	21,400	452
Jos. A. Bank Clothiers, Inc.*	6,500	262
Lululemon Athletica, Inc.*	15,371	1,052
Nu Skin Enterprises, Inc., Class A	16,427	497
OfficeMax, Inc.*	104,500	1,849
Papa John’s International, Inc.*	54,500	1,510
Regis Corp.	89,895	1,492
Stage Stores, Inc.	108,174	1,876
Ulta Salon Cosmetics & Fragrance, Inc.*	25,874	880
Vitamin Shoppe, Inc.*	41,708	1,403

		29,689

Savings & Loans - 0.4%
Astoria Financial Corp.	119,691	1,665
Capitol Federal Financial, Inc.	4,900	58
First Financial Holdings, Inc.	34,100	393

		2,116

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Semiconductors - 5.8%
Anadigics, Inc.*	142,031	$984
Atmel Corp.*	106,377	1,311
ATMI, Inc.*	69,000	1,376
Cabot Microelectronics Corp.*	51,430	2,132
Cavium Networks, Inc.*	35,420	1,335
Emulex Corp.*	76,393	891
Entegris, Inc.*	409,000	3,055
Entropic Communications, Inc.*	165,245	1,996
Netlogic Microsystems, Inc.*	34,911	1,097
ON Semiconductor Corp.*	229,300	2,265
Power Integrations, Inc.	60,215	2,417
Rovi Corp.*	39,976	2,479
Semtech Corp.*	133,455	3,021
Skyworks Solutions, Inc.*	174,828	5,005
TriQuint Semiconductor, Inc.*	48,386	566
Varian Semiconductor Equipment Associates, Inc.*	43,500	1,608

		31,538

Software - 5.6%
Allscripts Healthcare Solutions, Inc.*	115,790	2,231
ANSYS, Inc.*	46,620	2,427
athenahealth, Inc.*	23,678	970
Avid Technology, Inc.*	121,000	2,113
Blackbaud, Inc.	80,624	2,088
Blackboard, Inc.*	14,906	616
Concur Technologies, Inc.*	24,080	1,250
Digi International, Inc.*	180,965	2,009
Guidance Software, Inc.*	85,323	613
Innerworkings, Inc.*	166,650	1,092
MSCI, Inc., Class A*	39,837	1,552
NetSuite, Inc.*	37,630	941
Quality Systems, Inc.	19,675	1,374
Schawk, Inc.	82,500	1,698
Synchronoss Technologies, Inc.*	31,130	831
Ultimate Software Group, Inc.*	108,714	5,287
VeriFone Systems, Inc.*	31,621	1,219
Verint Systems, Inc.*	63,746	2,021

		30,332

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	53,045	1,044

Telecommunications - 2.7%
Acme Packet, Inc.*	33,073	1,758
Arris Group, Inc.*	263,200	2,953
Aruba Networks, Inc.*	68,133	1,423
Finisar Corp.*	49,116	1,458
General Communication, Inc., Class A*	103,750	1,314
LogMeIn, Inc.*	37,421	1,659
Plantronics, Inc.	69,450	2,585
SBA Communications Corp., Class A*	41,237	1,688

		14,838

Toys, Games & Hobbies - 0.3%
RC2 Corp.*	87,000	1,894

Transportation - 2.9%
Bristow Group, Inc.*	27,900	1,321
Con-way, Inc.	113,900	4,165
Dynamex, Inc.*	40,669	1,007
Echo Global Logistics, Inc.*	37,254	449
Forward Air Corp.	99,285	2,818
HUB Group, Inc., Class A*	23,981	843
Landstar System, Inc.	53,500	2,190
Saia, Inc.*	16,100	267
Teekay Tankers Ltd., Class A	81,800	1,009
Tidewater, Inc.	32,086	1,728

		15,797

Total Common Stocks (Cost $424,084)		519,307

INVESTMENT COMPANIES - 4.5%
iShares Russell 2000 Growth Index Fund	9,250	809
iShares Russell Midcap Growth Index Fund	26,599	1,507
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	21,885,958	21,886

Total Investment Companies (Cost $24,181)		24,202

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 0.00%, 5/5/11(3)	$565	$565

Total Short-Term Investments (Cost $565)		565

Total Investments - 100.2% (Cost $448,830)		544,074

Liabilities less Other Assets - (0.2)%		(897)

NET ASSETS - 100.0%		$543,177

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,336,000 with net purchases of approximately $5,550,000 during the nine months ended December 31, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	101	$7,901	Long	3/11	$57

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$453,572

Gross tax appreciation of investments	$95,242
Gross tax depreciation of investments	(4,740)

Net tax appreciation of investments	$90,502

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$519,307	(1)	$—	$—	$519,307
Investment Companies	24,202		—	—	24,202
Short-Term Investments	—		565	—	565

Total Investments	$543,509		$565	$—	$544,074

OTHER FINANCIAL INSTRUMENTS
Assets
Futures	$57		$—	$—	$57

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.9%
Home Equity - 0.1%
Merrill Lynch Mortgage Investors, Inc., Series 2005, Class HE1 M1,
0.68%, 2/25/36	$250	$190

Other - 0.3%
Ameriquest Mortgage Securities, Inc., Series 2005-R11 M1,
0.70%, 1/25/36	300	189
Countrywide Asset-Backed Certificates, Series 2004, Class M1,
0.97%, 7/25/34	150	100
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	163
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006 Class FF10 A4,
0.40%, 7/25/36	585	420
Park Place Securities, Inc., Series 2004, Class WCW2 M2,
0.90%, 10/25/34	550	412
Saxon Asset Securities Trust, Series 2004-3, Class M2,
0.90%, 12/26/34	351	281
Structured Asset Investment Loan Trust, Series 2004-9, Class M1,
0.90%, 10/25/34	431	260

		1,825

Whole Loan - 0.5%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1,
0.51%, 1/25/36	181	113
Countrywide Alternative Loan Trust, Series 2005-38, Class A3,
0.60%, 9/25/35	324	203
Impac CMB Trust, Series 2005-3, Class A1,
0.49%, 8/25/35	231	163
Indymac Index Mortgage Loan Trust, Series 2005, Class AR3 4A1,
5.16%, 4/25/35	252	211
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 4A1,
5.56%, 5/25/36	613	336
Lehman Mortgage Trust, Series 2005-3, Class 1A6,
0.75%, 1/25/36	298	202
Lehman Mortgage Trust, Series 2007-8, Class 2A1,
6.50%, 9/25/37	671	567
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.80%, 3/25/35	603	411
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1,
2.86%, 3/25/35	143	126
Mastr Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1,
0.42%, 1/25/47	1,084	626

		2,958

Total Asset-Backed Securities (Cost $4,714)		4,973

CONVERTIBLE BONDS - 6.9%
Aerospace/Defense - 0.0%
Alliant Techsystems, Inc.,
2.75%, 9/15/11	220	222

Airlines - 0.3%
AMR Corp.,
6.25%, 10/15/14	210	238
United Continental Holdings, Inc.,
4.50%, 6/30/21	1,525	1,567

		1,805

Apparel - 0.1%
Iconix Brand Group, Inc.,
1.88%, 6/30/12	445	442

Auto Manufacturers - 0.3%
Ford Motor Co.,
4.25%, 11/15/16	790	1,586

Auto Parts & Equipment - 0.1%
ArvinMeritor, Inc.,
4.63%, 3/1/26	106	134
4.00%, 2/15/27	525	577

		711

Biotechnology - 0.8%
Amgen, Inc.,
0.13%, 2/1/11	178	177
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14	1,633	1,408

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 6.9% continued
Biotechnology - 0.8% continued
Gilead Sciences, Inc.,
0.50%, 5/1/11	$475	$489
1.00%, 5/1/14(1) (2)	167	171
Life Technologies Corp.,
3.25%, 6/15/25	352	418
PDL BioPharma, Inc.,
2.00%, 2/15/12	205	204
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	1,880	1,899

		4,766

Coal - 0.2%
Peabody Energy Corp.,
4.75%, 12/15/41	1,045	1,352

Commercial Services - 0.2%
Kendle International, Inc.,
3.38%, 7/15/12	1,360	1,253

Computers - 0.1%
Hutchinson Technology, Inc.,
3.25%, 1/15/26	117	81
SanDisk Corp.,
1.50%, 8/15/17	145	163

		244

Food - 0.1%
Smithfield Foods, Inc.,
4.00%, 6/30/13	120	140
Tyson Foods, Inc.,
3.25%, 10/15/13	265	326

		466

Healthcare - Products - 0.3%
Hologic, Inc.,
2.00%, 12/15/37	2,056	1,920

Insurance - 0.0%
Radian Group, Inc.,
3.00%, 11/15/17	15	15

Internet - 0.1%
Digital River, Inc.,
2.00%, 11/1/30(1) (2)	140	137
Earthlink, Inc.,
3.25%, 11/15/26	301	337

		474

Lodging - 0.0%
Home Inns & Hotels Management, Inc.,
2.00%, 12/15/15(1) (2)	37	37

Metal Fabricate/Hardware - 0.0%
RTI International Metals, Inc.,
3.00%, 12/1/15	57	59

Mining - 0.0%
AngloGold Ashanti Ltd.,
6.00%, 9/15/13*	1	42

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,140	2,030

Oil & Gas - 0.3%
Chesapeake Energy Corp.,
2.50%, 5/15/37	705	622
2.25%, 12/15/38	230	179
Hercules Offshore, Inc.,
3.38%, 6/1/38	50	38
InterOil Corp.,
2.75%, 11/15/15	7	7
Penn Virginia Corp.,
4.50%, 11/15/12	985	968
Quicksilver Resources, Inc.,
1.88%, 11/1/24	149	164

		1,978

Oil & Gas Services - 0.1%
Acergy S.A.,
2.25%, 10/11/13	200	247
Newpark Resources, Inc.,
4.00%, 10/1/17	258	235

		482

Packaging & Containers - 0.2%
Owens-Brockway Glass Container, Inc.,
3.00%, 6/1/15(1) (2)	1,379	1,388

Pharmaceuticals - 0.6%
Nektar Therapeutics,
3.25%, 9/28/12	170	170
Omnicare, Inc.,
3.75%, 12/15/25	735	818
3.25%, 12/15/35	2,315	2,118
Shire PLC,
2.75%, 5/9/14	425	439

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 6.9% continued
Pharmaceuticals - 0.6% continued
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	$25	$29

		3,574

Semiconductors - 1.4%
Advanced Micro Devices, Inc.,
6.00%, 5/1/15	782	787
Intel Corp.,
2.95%, 12/15/35	5,140	5,114
Micron Technology, Inc.,
1.88%, 6/1/14	1,254	1,183
ON Semiconductor Corp.,
0.25%, 4/15/24	188	208
2.63%, 12/15/26	260	305
Veeco Instruments, Inc.,
4.13%, 4/15/12	50	78
Xilinx, Inc.,
3.13%, 3/15/37	459	476

		8,151

Software - 0.0%
RightNow Technologies, Inc.,
2.50%, 11/15/30(1) (2)	58	58

Telecommunications - 1.3%
Alcatel-Lucent USA, Inc.,
2.88%, 6/15/25	1,505	1,428
Ciena Corp.,
0.88%, 6/15/17	4,315	3,522
Comtech Telecommunications Corp.,
3.00%, 5/1/29	173	180
Ixia,
3.00%, 12/15/15(1) (2)	155	172
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	457
NII Holdings, Inc.,
3.13%, 6/15/12	1,665	1,623

		7,382

Total Convertible Bonds (Cost $36,931)		40,437

CORPORATE BONDS - 69.0%
Advertising - 0.6%
Lamar Media Corp.,
6.63%, 8/15/15	900	914
7.88%, 4/15/18	1,600	1,700
Visant Corp.,
10.00%, 10/1/17(2)	1,095	1,163

		3,777

Aerospace/Defense - 0.6%
TransDigm, Inc.,
7.75%, 12/15/18(2)	2,250	2,329
Triumph Group, Inc.,
8.63%, 7/15/18	1,050	1,147

		3,476

Airlines - 0.4%
Continental Airlines, Inc., Series 1998-1, Class B, Pass Through Trust,
6.75%, 3/15/17	24	23
Continental Airlines, Inc., Series 1999-1, Class B, Pass Through Trust,
6.80%, 8/2/18	1,392	1,393
Continental Airlines, Inc., Series 1999-2, Class B, Pass Through Trust,
7.57%, 3/15/20	243	245
Continental Airlines, Inc., Series 2000-1, Class A-1, Pass Through Trust,
8.05%, 11/1/20	238	269
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass Through Trust,
6.70%, 6/15/21	145	153
Continental Airlines, Inc., Series 2007-1, Class B, Pass Through Trust,
6.90%, 4/19/22	113	115
United Air Lines, Inc. 2009-1 Pass Through Trust,
10.40%, 11/1/16	293	338

		2,536

Apparel - 0.3%
Jones Apparel Group, Inc.,
6.13%, 11/15/34	1,010	808
Levi Strauss & Co.,
7.63%, 5/15/20	150	155
Quiksilver, Inc.,
6.88%, 4/15/15	925	904

		1,867

Auto Manufacturers - 0.9%
Ford Motor Co.,
7.45%, 7/16/31	4,185	4,483

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Auto Manufacturers - 0.9% continued
Oshkosh Corp.,
8.25%, 3/1/17	$535	$582

		5,065

Auto Parts & Equipment - 0.8%
Allison Transmission,
11.00%, 11/1/15(1) (2)	500	545
Allison Transmission, Inc.,
11.25%, 11/1/15(1) (2)	500	545
ArvinMeritor, Inc.,
8.13%, 9/15/15	520	544
Goodyear Tire & Rubber (The) Co.,
10.50%, 5/15/16	1,275	1,377
8.25%, 8/15/20	1,210	1,252
7.00%, 3/15/28	80	76
TRW Automotive, Inc.,
8.88%, 12/1/17(2)	475	532

		4,871

Banks - 1.9%
Ally Financial, Inc.,
8.30%, 2/12/15	1,725	1,897
6.25%, 12/1/17(1) (2)	550	550
7.50%, 9/15/20(2)	1,000	1,049
8.00%, 11/1/31	1,865	2,010
CIT Group, Inc.,
7.00%, 5/1/15	20	20
7.00%, 5/1/16	2,300	2,309
7.00%, 5/1/17	2,540	2,546
Provident Funding Associates,
10.25%, 4/15/17(2)	515	534

		10,915

Beverages - 0.8%
Constellation Brands, Inc.,
8.38%, 12/15/14	530	579
7.25%, 9/1/16	725	769
7.25%, 5/15/17	1,875	1,985
Cott Beverages, Inc.,
8.38%, 11/15/17	1,175	1,269

		4,602

Building Materials - 0.6%
Associated Materials LLC,
9.13%, 11/1/17(1) (2)	175	183
9.13%, 11/1/17(2)	100	105
Interline Brands, Inc.,
7.00%, 11/15/18(1) (2)	400	406
Masco Corp.,
6.50%, 8/15/32	200	176
Owens Corning,
7.00%, 12/1/36	1,055	1,087
USG Corp.,
6.30%, 11/15/16	1,695	1,483
9.75%, 1/15/18	250	242

		3,682

Chemicals - 1.4%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
8.88%, 2/1/18	535	572
9.00%, 11/15/20(1) (2)	685	725
Lyondell Chemical Co.,
8.00%, 11/1/17(2)	273	302
MacDermid, Inc.,
9.50%, 4/15/17(2)	1,275	1,345
Momentive Performance Materials, Inc.,
9.00%, 1/15/21(1) (2)	2,310	2,437
Nalco Co.,
8.88%, 11/15/13	325	336
8.25%, 5/15/17	500	542
NewMarket Corp.,
7.13%, 12/15/16	500	511
PolyOne Corp.,
7.38%, 9/15/20	500	518
Reichhold Industries, Inc.,
9.00%, 8/15/14(1) (2)	895	790

		8,078

Coal - 1.0%
Arch Coal, Inc.,
8.75%, 8/1/16	550	600
7.25%, 10/1/20	450	475
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.25%, 12/15/17	175	188
8.50%, 12/15/19	700	766
Consol Energy, Inc.,
8.00%, 4/1/17(2)	775	825
8.25%, 4/1/20(2)	475	513
Drummond Co., Inc.,
9.00%, 10/15/14(2)	200	214

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Coal - 1.0% continued
7.38%, 2/15/16	$675	$699
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp.,
8.25%, 4/15/18	1,450	1,494

		5,774

Commercial Services - 2.9%
ARAMARK Corp.,
8.50%, 2/1/15	2,400	2,508
Cenveo Corp.,
7.88%, 12/1/13	2,209	2,110
10.50%, 8/15/16(2)	250	246
8.88%, 2/1/18	350	339
Corrections Corp. of America,
7.75%, 6/1/17	1,500	1,592
Education Management LLC/Education Management Finance Corp.,
8.75%, 6/1/14	1,500	1,537
Geo Group (The), Inc.,
7.75%, 10/15/17	1,100	1,155
Iron Mountain, Inc.,
8.75%, 7/15/18	1,525	1,601
8.38%, 8/15/21	475	509
PHH Corp.,
9.25%, 3/1/16(1) (2)	750	791
RSC Equipment Rental, Inc./RSC Holdings III LLC,
9.50%, 12/1/14	1,655	1,738
ServiceMaster (The) Co.,
10.75%, 7/15/15(2)	1,150	1,230
7.45%, 8/15/27	980	789
Trans Union LLC/TransUnion Financing Corp.,
11.38%, 6/15/18(1) (2)	775	884

		17,029

Computers - 0.2%
SunGard Data Systems, Inc.,
7.38%, 11/15/18(1) (2)	1,200	1,206

Cosmetics/Personal Care - 0.2%
Elizabeth Arden, Inc.,
7.75%, 1/15/14	1,100	1,116

Distribution/Wholesale - 0.1%
Baker & Taylor, Inc.,
11.50%, 7/1/13(2)	475	388

Diversified Financial Services - 4.1%
American General Finance Corp.,
5.63%, 8/17/11	100	98
5.20%, 12/15/11	100	97
4.88%, 7/15/12	375	261
4.88%, 7/15/12	1,100	1,035
5.90%, 9/15/12	300	284
5.38%, 10/1/12	800	756
3.25%, 1/16/13	400	480
5.85%, 6/1/13	1,375	1,248
5.75%, 9/15/16	215	167
6.50%, 9/15/17	300	236
6.90%, 12/15/17	1,500	1,211
E*Trade Financial Corp.,
12.50%, 11/30/17	1,254	1,473
Ford Motor Credit Co. LLC,
8.70%, 10/1/14	4,675	5,265
8.13%, 1/15/20	555	646
International Lease Finance Corp.,
8.75%, 3/15/17(2)	1,350	1,448
8.25%, 12/15/20	1,175	1,210
Pinafore LLC/Pinafore, Inc.,
9.00%, 10/1/18(2)	1,300	1,404
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	1,250	1,302
10.63%, 4/1/17	500	535
8.25%, 9/1/17(2)	825	844
Residential Capital LLC,
9.63%, 5/15/15	1,420	1,434
SLM Corp.,
5.00%, 4/15/15	1,760	1,696
5.00%, 6/15/18	45	38
8.45%, 6/15/18	885	920

		24,088

Electric - 4.5%
AES (The) Corp.,
9.75%, 4/15/16	1,725	1,928
8.00%, 10/15/17	1,820	1,925
8.00%, 6/1/20	2,285	2,422
Calpine Corp.,
7.88%, 7/31/20(2)	1,575	1,595
7.50%, 2/15/21(2)	3,265	3,216
CMS Energy Corp.,
6.55%, 7/17/17	220	234

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Electric - 4.5% continued
Dynegy Holdings, Inc.,
8.38%, 5/1/16	$1,850	$1,383
7.75%, 6/1/19	2,635	1,759
Edison Mission Energy,
7.75%, 6/15/16	1,091	938
7.00%, 5/15/17	825	654
7.20%, 5/15/19	1,100	850
7.63%, 5/15/27	1,735	1,253
GenOn Energy, Inc.,
9.50%, 10/15/18(1) (2)	1,200	1,192
9.88%, 10/15/20(1) (2)	1,350	1,340
NRG Energy, Inc.,
7.38%, 2/1/16	190	195
8.50%, 6/15/19	3,125	3,226
8.25%, 9/1/20(2)	1,125	1,153
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	2,125	1,201

		26,464

Electronics - 0.0%
Sensus USA, Inc.,
8.63%, 12/15/13	200	203

Engineering & Construction - 0.2%
American Residential Services LLC,
12.00%, 4/15/15(1) (2)	1,225	1,280

Entertainment - 2.0%
AMC Entertainment Holdings, Inc.,
9.75%, 12/1/20(1) (2)	1,375	1,430
AMC Entertainment, Inc.,
8.00%, 3/1/14(2)	450	455
8.75%, 6/1/19	1,275	1,361
American Casino & Entertainment Properties LLC,
11.00%, 6/15/14	605	614
CCM Merger, Inc.,
8.00%, 8/1/13(1) (2)	720	700
Cinemark USA, Inc.,
8.63%, 6/15/19	1,000	1,083
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	1,225	1,200
Penn National Gaming, Inc.,
6.75%, 3/1/15	350	355
8.75%, 8/15/19	300	331
Pinnacle Entertainment, Inc.,
7.50%, 6/15/15	1,150	1,153
8.63%, 8/1/17	1,025	1,117
Regal Cinemas Corp.,
8.63%, 7/15/19	1,150	1,219
Regal Entertainment Group,
9.13%, 8/15/18	625	666

		11,684

Environmental Control - 0.2%
Clean Harbors, Inc.,
7.63%, 8/15/16	1,149	1,221

Food - 2.0%
B&G Foods, Inc.,
7.63%, 1/15/18	1,050	1,105
Dean Foods Co.,
7.00%, 6/1/16	3,510	3,221
6.90%, 10/15/17	340	295
9.75%, 12/15/18(1) (2)	1,425	1,436
Del Monte Corp.,
7.50%, 10/15/19	950	1,108
Dole Food Co., Inc.,
8.75%, 7/15/13	859	918
8.00%, 10/1/16(2)	550	580
Michael Foods, Inc.,
9.75%, 7/15/18(1) (2)	500	546
Pilgrim’s Pride Corp.,
7.88%, 12/15/18(1) (2)	750	746
Smithfield Foods, Inc.,
10.00%, 7/15/14(2)	850	980
SUPERVALU, Inc.,
7.50%, 11/15/14	250	241
8.00%, 5/1/16	475	455

		11,631

Forest Products & Paper - 0.9%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
8.00%, 4/1/20	1,200	1,284
Georgia-Pacific LLC,
7.13%, 1/15/17(2)	500	532
7.75%, 11/15/29	315	356
Mercer International, Inc.,
9.50%, 12/1/17(1) (2)	1,125	1,156

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Forest Products & Paper - 0.9% continued
NewPage Corp.,
11.38%, 12/31/14	$805	$757
Verso Paper Holdings LLC and Verson Paper, Inc.,
11.38%, 8/1/16	480	481
Westvaco Corp.,
8.20%, 1/15/30	400	422

		4,988

Gas - 0.3%
Sabine Pass LNG L.P.,
7.25%, 11/30/13	1,275	1,240
7.50%, 11/30/16	225	211

		1,451

Healthcare - Products - 0.3%
Alere, Inc.,
7.88%, 2/1/16	1,425	1,429
9.00%, 5/15/16	550	566

		1,995

Healthcare - Services - 5.2%
American Renal Holdings,
8.38%, 5/15/18(2)	1,375	1,409
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	2,700	2,835
DaVita, Inc.,
6.63%, 11/1/20	1,625	1,609
Gentiva Health Services, Inc.,
11.50%, 9/1/18	365	398
HCA Holdings, Inc.,
7.75%, 5/15/21(2)	915	915
HCA, Inc.,
7.19%, 11/15/15	1,015	995
9.25%, 11/15/16	1,025	1,094
9.63%, 11/15/16	2,875	3,080
7.50%, 12/15/23	260	239
8.36%, 4/15/24	680	668
7.69%, 6/15/25	545	523
7.58%, 9/15/25	225	206
7.05%, 12/1/27	65	57
7.50%, 11/6/33	1,430	1,316
7.75%, 7/15/36	420	387
Healthsouth Corp.,
8.13%, 2/15/20	1,100	1,182
IASIS Healthcare LLC/IASIS Capital Corp.,
8.75%, 6/15/14	1,300	1,334
Multiplan, Inc.,
9.88%, 9/1/18(2)	1,400	1,488
Radiation Therapy Services, Inc.,
9.88%, 4/15/17(2)	1,525	1,521
Surgical Care Affiliates, Inc.,
8.88%, 7/15/15(2)	150	152
10.00%, 7/15/17(2)	1,300	1,319
Tenet Healthcare Corp.,
8.00%, 8/1/20(2)	1,625	1,649
6.88%, 11/15/31	1,375	1,100
United Surgical Partners International, Inc.,
9.25%, 5/1/17	1,150	1,196
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8.00%, 2/1/18	3,800	3,895

		30,567

Holding Companies - Diversified - 0.3%
Atlantic Broadband Finance LLC,
9.38%, 1/15/14	300	304
Express LLC/Express Finance Corp.,
8.75%, 3/1/18	1,150	1,222

		1,526

Home Builders - 0.8%
KB Home,
7.25%, 6/15/18	1,750	1,662
Lennar Corp.,
5.50%, 9/1/14(1) (2)	1,100	1,083
6.95%, 6/1/18	15	14
Pulte Group, Inc.,
7.88%, 6/15/32	1,795	1,607
6.00%, 2/15/35	240	178

		4,544

Home Furnishings - 0.2%
Norcraft Cos. L.P./Norcraft Finance Corp.,
10.50%, 12/15/15	1,050	1,115
Norcraft Holdings L.P./Norcraft Capital Corp.,
9.75%, 9/1/12	275	277

		1,392

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Household Products/Wares - 1.5%
ACCO Brands Corp.,
7.63%, 8/15/15	$1,965	$1,965
American Achievement Corp.,
10.88%, 4/15/16(1) (2)	415	426
Central Garden and Pet Co.,
8.25%, 3/1/18	1,025	1,038
Diversey, Inc.,
8.25%, 11/15/19	310	336
Jarden Corp.,
7.50%, 1/15/20	1,250	1,303
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(2)	1,525	1,613
8.50%, 5/15/18(2)	675	678
9.00%, 4/15/19(2)	750	777
Viking Acquisition, Inc.,
9.25%, 11/1/18(1) (2)	775	769

		8,905

Housewares - 0.2%
Libbey Glass, Inc.,
10.00%, 2/15/15(2)	1,175	1,263

Insurance - 0.4%
American International Group, Inc.,
8.18%, 5/15/58	1,240	1,320
CNO Financial Group, Inc.,
9.00%, 1/15/18(1) (2)	800	832

		2,152

Internet - 0.2%
GXS Worldwide, Inc.,
9.75%, 6/15/15	1,275	1,259

Investment Companies - 0.2%
Fox Acquisition Sub LLC,
13.38%, 7/15/16(2)	1,200	1,314

Iron/Steel - 0.5%
AK Steel Corp.,
7.63%, 5/15/20	430	431
Atkore International, Inc.,
9.88%, 1/1/18(1) (2)	290	302
United States Steel Corp.,
6.65%, 6/1/37	2,305	1,936

		2,669

Lodging - 1.9%
Ameristar Casinos, Inc.,
9.25%, 6/1/14	750	803
Boyd Gaming Corp.,
9.13%, 12/1/18(1) (2)	925	913
Caesars Entertainment Operating Co., Inc.,
12.75%, 4/15/18(2)	430	432
10.00%, 12/15/18	1,890	1,725
MGM Resorts International,
5.88%, 2/27/14	2,665	2,458
6.88%, 4/1/16	285	254
7.50%, 6/1/16	1,480	1,384
10.00%, 11/1/16(1) (2)	775	796
7.63%, 1/15/17	235	220
9.00%, 3/15/20(1) (2)	1,160	1,276
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.88%, 11/1/17	725	781

		11,042

Machinery - Construction & Mining - 0.1%
Terex Corp.,
8.00%, 11/15/17	310	313

Machinery - Diversified - 0.6%
Briggs & Stratton Corp.,
6.88%, 12/15/20	525	535
Case New Holland, Inc.,
7.88%, 12/1/17(1) (2)	1,325	1,448
Manitowoc (The) Co., Inc.,
9.50%, 2/15/18	1,050	1,150
8.50%, 11/1/20	375	398

		3,531

Media - 4.2%
Cablevision Systems Corp.,
8.63%, 9/15/17	425	463
7.75%, 4/15/18	2,387	2,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	2,240	2,274
7.88%, 4/30/18	610	631
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
8.63%, 11/15/17(2)	1,300	1,359
Citadel Broadcasting Corp.,
7.75%, 12/15/18(1) (2)	325	336

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Media - 4.2% continued
Clear Channel Communications, Inc.,
6.25%, 3/15/11	$1,220	$1,217
5.00%, 3/15/12	1,590	1,558
5.75%, 1/15/13	1,010	980
CSC Holdings LLC,
8.63%, 2/15/19	1,425	1,610
DISH DBS Corp.,
6.63%, 10/1/14	400	415
7.13%, 2/1/16	1,750	1,807
7.88%, 9/1/19	2,525	2,639
Gannett Co., Inc.,
9.38%, 11/15/17	175	195
Insight Communications Co., Inc.,
9.38%, 7/15/18(1) (2)	450	479
McClatchy (The) Co.,
11.50%, 2/15/17	800	899
Mediacom Broadband LLC/Mediacom Broadband Corp,
8.50%, 10/15/15	275	276
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 8/15/19	300	306
Radio One, Inc.,
6.38%, 12/15/13	1,052	1,031
Sinclair Television Group, Inc.,
9.25%, 11/1/17(1) (2)	575	623
8.38%, 10/15/18(2)	1,975	2,039
Univision Communications, Inc.,
8.50%, 5/15/21(2)	825	835

		24,472

Miscellaneous Manufacturing - 0.7%
FGI Holding Co., Inc.,
11.25%, 10/1/15(2)	334	320
Koppers, Inc.,
7.88%, 12/1/19	1,130	1,212
RBS Global, Inc./Rexnord LLC,
8.50%, 5/1/18	2,600	2,762

		4,294

Office Furnishings - 0.2%
Interface, Inc.,
7.63%, 12/1/18(1) (2)	1,400	1,446

Office/Business Equipment - 0.4%
Xerox Capital Trust I,
8.00%, 2/1/27	2,415	2,457

Oil & Gas - 4.1%
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
12.13%, 8/1/17	425	538
Concho Resources, Inc./Midland TX,
7.00%, 1/15/21	650	666
Denbury Resources, Inc.,
8.25%, 2/15/20	1,619	1,757
Forest Oil Corp.,
7.25%, 6/15/19	1,690	1,715
Hercules Offshore, Inc.,
10.50%, 10/15/17(2)	1,699	1,406
Linn Energy LLC/Linn Energy Finance Corp.,
7.75%, 2/1/21(2)	1,475	1,512
Newfield Exploration Co.,
6.88%, 2/1/20	1,300	1,368
NFR Energy LLC/NFR Energy Finance Corp.,
9.75%, 2/15/17(1) (2)	1,050	1,037
9.75%, 2/15/17(2)	175	173
Parker Drilling Co.,
9.13%, 4/1/18	1,440	1,505
Penn Virginia Corp.,
10.38%, 6/15/16	1,125	1,254
Pioneer Drilling Co.,
9.88%, 3/15/18	480	508
Pioneer Natural Resources Co.,
6.65%, 3/15/17	300	319
6.88%, 5/1/18	175	186
7.20%, 1/15/28	1,005	1,050
Plains Exploration & Production Co.,
7.63%, 6/1/18	100	105
7.63%, 4/1/20	1,150	1,212
Quicksilver Resources, Inc.,
8.25%, 8/1/15	570	591
11.75%, 1/1/16	375	437
SandRidge Energy, Inc.,
8.63%, 4/1/15	2,375	2,431
8.00%, 6/1/18(2)	2,065	2,096
8.75%, 1/15/20	300	308
Swift Energy Co.,
7.13%, 6/1/17	1,720	1,724

		23,898

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Oil & Gas Services - 1.2%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	$700	$711
8.50%, 3/1/17	1,280	1,302
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16	240	243
Basic Energy Services, Inc.,
7.13%, 4/15/16	325	315
Complete Production Services, Inc.,
8.00%, 12/15/16	1,250	1,294
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	460	472
Exterran Holdings, Inc.,
7.25%, 12/1/18(2)	925	920
Hornbeck Offshore Services, Inc.,
6.13%, 12/1/14	75	75
8.00%, 9/1/17	1,075	1,097
Stallion Oilfield Holdings Ltd.,
10.50%, 2/15/15(1) (2)	565	593

		7,022

Packaging & Containers - 1.4%
BWAY Holding Co.,
10.00%, 6/15/18(1) (2)	1,475	1,591
Graham Packaging Co. L.P./GPC Capital Corp. I,
8.25%, 10/1/18	1,400	1,470
Graphic Packaging International, Inc.,
9.50%, 6/15/17	2,150	2,346
Greif, Inc.,
6.75%, 2/1/17	175	183
7.75%, 8/1/19	925	1,013
Owens-Illinois, Inc.,
7.80%, 5/15/18	1,630	1,732

		8,335

Pharmaceuticals - 0.5%
NBTY, Inc.,
9.00%, 10/1/18(1) (2)	1,595	1,703
Quintiles Transnational Corp.,
9.50%, 12/30/14(1) (2)	1,010	1,035
Valeant Pharmaceuticals International,
7.00%, 10/1/20(1) (2)	185	183

		2,921

Pipelines - 2.2%
Atlas Pipeline Partners L.P.,
8.13%, 12/15/15	175	180
8.75%, 6/15/18	825	862
Copano Energy LLC/Copano Energy Finance Corp.,
8.13%, 3/1/16	1,025	1,056
Crosstex Energy L.P./Crosstex Energy Finance Corp.,
8.88%, 2/15/18	1,400	1,500
El Paso Corp.,
7.00%, 6/15/17	250	264
7.25%, 6/1/18	825	883
6.95%, 6/1/28	1,600	1,479
7.80%, 8/1/31	1,075	1,069
7.75%, 1/15/32	725	721
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
8.50%, 7/15/16	1,240	1,308
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
8.75%, 4/15/18	225	244
Regency Energy Partners L.P./Regency Energy Finance Corp.,
9.38%, 6/1/16	1,225	1,344
6.88%, 12/1/18	75	76
Southern Star Central Corp.,
6.75%, 3/1/16	350	354
6.75%, 3/1/16(2)	75	76
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	545	575
11.25%, 7/15/17	175	200
7.88%, 10/15/18(2)	450	472

		12,663

Real Estate - 0.6%
CB Richard Ellis Services, Inc.,
11.63%, 6/15/17	875	1,014
Colonial Realty L.P.,
6.25%, 6/15/14	250	258
6.05%, 9/1/16	2,200	2,181

		3,453

Real Estate Investment Trusts - 0.6%
Felcor Lodging L.P.,
10.00%, 10/1/14	695	778

MULTI-MANAGER FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Real Estate Investment Trusts - 0.6% continued
Host Hotels & Resorts L.P.,
6.88%, 11/1/14	$440	$453
6.38%, 3/15/15	2,260	2,294

		3,525

Retail - 4.8%
Bon-Ton Department Stores (The), Inc.,
10.25%, 3/15/14	1,150	1,173
Claire’s Stores, Inc.,
9.25%, 6/1/15	650	627
9.63%, 6/1/15	662	649
Dillard’s, Inc.,
7.88%, 1/1/23	330	318
7.75%, 7/15/26	495	460
7.75%, 5/15/27	465	425
DineEquity, Inc.,
9.50%, 10/30/18(2)	725	768
Dunkin Finance Corp.,
9.63%, 12/1/18(1) (2)	1,600	1,616
Inergy L.P./Inergy Finance Corp.,
8.75%, 3/1/15	600	639
8.25%, 3/1/16	200	208
7.00%, 10/1/18(1) (2)	650	655
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	598	544
7.40%, 4/1/37	750	713
Limited Brands, Inc.,
7.00%, 5/1/20	800	844
7.60%, 7/15/37	1,775	1,740
Macy’s Retail Holdings, Inc.,
8.13%, 8/15/35(2)	575	598
7.88%, 8/15/36	625	642
Michaels Stores, Inc.,
11.38%, 11/1/16	1,350	1,472
7.75%, 11/1/18	600	599
Neiman Marcus Group (The), Inc.,
9.00%, 10/15/15	441	462
10.38%, 10/15/15	1,150	1,215
New Albertsons, Inc.,
7.45%, 8/1/29	4,875	3,656
8.70%, 5/1/30	600	483
8.00%, 5/1/31	575	431
Petco Animal Supplies, Inc.,
9.25%, 12/1/18(1) (2)	925	975
Phillips-Van Heusen Corp.,
7.75%, 11/15/23	290	306
QVC, Inc.,
7.13%, 4/15/17(2)	275	288
7.50%, 10/1/19(2)	800	842
Sbarro, Inc.,
10.38%, 2/1/15	350	158
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	1,750	1,995
Toys R US, Inc.,
7.38%, 9/1/16(2)	425	446
7.38%, 10/15/18	1,910	1,872

		27,819

Semiconductors - 0.3%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17	250	265
7.75%, 8/1/20(2)	200	208
Amkor Technology, Inc.,
7.38%, 5/1/18	1,000	1,040
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	295	308

		1,821

Software - 0.5%
Fidelity National Information Services, Inc.,
7.63%, 7/15/17(1) (2)	400	421
First Data Corp.,
8.25%, 1/15/21(2)	1,160	1,113
JDA Software Group, Inc.,
8.00%, 12/15/14	325	350
SSI Investments II/SSI Co-Issuer LLC,
11.13%, 6/1/18	1,125	1,221

		3,105

Storage/Warehousing - 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
8.88%, 3/15/18(2)	1,050	1,123

Telecommunications - 7.6%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	2,410	1,904
Buccaneer Merger Sub, Inc.,
9.13%, 1/15/19(1) (2)	310	320
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	39

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.0% continued
Telecommunications - 7.6% continued
Cincinnati Bell, Inc.,
7.00%, 2/15/15	$1,365	$1,355
8.25%, 10/15/17	1,350	1,336
8.75%, 3/15/18	275	258
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/17(2)	110	114
Crown Castle International Corp.,
9.00%, 1/15/15	1,925	2,122
7.13%, 11/1/19	1,300	1,375
Frontier Communications Corp.,
7.88%, 1/15/27	1,830	1,757
9.00%, 8/15/31	3,445	3,540
7.45%, 7/1/35	10	9
GCI, Inc.,
8.63%, 11/15/19	875	947
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 4/15/14	850	877
9.50%, 4/15/14	600	619
ITC Deltacom, Inc.,
10.50%, 4/1/16	1,425	1,550
Level 3 Financing, Inc.,
9.25%, 11/1/14	1,485	1,474
8.75%, 2/15/17	800	736
10.00%, 2/1/18	1,550	1,488
MetroPCS Wireless, Inc.,
7.88%, 9/1/18	725	752
6.63%, 11/15/20	1,300	1,238
Nextel Communications, Inc.,
5.95%, 3/15/14	1,620	1,592
7.38%, 8/1/15	1,200	1,201
NII Capital Corp.,
8.88%, 12/15/19	265	286
Qwest Capital Funding, Inc.,
6.50%, 11/15/18	755	749
7.63%, 8/3/21	260	257
6.88%, 7/15/28	650	608
Qwest Communications International, Inc.,
7.50%, 2/15/14	175	177
7.13%, 4/1/18(2)	350	362
Qwest Corp.,
8.38%, 5/1/16	525	622
7.50%, 6/15/23	215	213
7.20%, 11/10/26	925	902
6.88%, 9/15/33	1,690	1,660
7.13%, 11/15/43	1,950	1,852
SBA Telecommunications, Inc.,
8.00%, 8/15/16	625	677
Sprint Capital Corp.,
6.88%, 11/15/28	3,480	3,045
8.75%, 3/15/32	2,825	2,853
West Corp.,
8.63%, 10/1/18(2)	1,475	1,564
Windstream Corp.,
8.63%, 8/1/16	605	637
7.88%, 11/1/17	1,265	1,330

		44,397

Transportation - 0.2%
Bristow Group, Inc.,
7.50%, 9/15/17	400	422
PHI, Inc.,
8.63%, 10/15/18(1) (2)	1,000	1,025

		1,447

Total Corporate Bonds (Cost $386,936)		404,062

FOREIGN ISSUER BONDS - 12.3%
Banks - 2.2%
Barclays Bank PLC,
3.68%, 8/20/15	2,790,000	2,421
Export-Import Bank of Korea,
6.60%, 11/4/13	62,300,000	6,800
4.00%, 11/26/15	151,800	3,452

		12,673

Building Materials - 0.1%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(1) (2)	740	696
Urbi Desarrollos Urbanos SAB de C.V.,
9.50%, 1/21/20(1) (2)	115	131

		827

Chemicals - 0.5%
Ineos Group Holdings PLC,
8.50%, 2/15/16(1) (2)	1,435	1,367
Nova Chemicals Corp.,
8.38%, 11/1/16	1,250	1,331

		2,698

MULTI-MANAGER FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.3% continued
Commercial Services - 0.3%
DP World Ltd.,
6.85%, 7/2/37(1) (2)	$2,000	$1,839
Distribution/Wholesale - 0.2%
Marfrig Overseas Ltd.,
9.50%, 5/4/20(1) (2)	900	932
Diversified Financial Services - 0.5%
Ally Credit Canada Ltd.,
7.13%, 9/13/11	305	307
Petroplus Finance Ltd.,
7.00%, 5/1/17(1) (2)	1,500	1,328
9.38%, 9/15/19(2)	1,225	1,133
9.38%, 9/15/19(2)	20	21

		2,789

Electronics - 0.3%
NXP B.V./NXP Funding LLC,
9.75%, 8/1/18(1) (2)	1,550	1,744
Engineering & Construction - 0.0%
Odebrecht Finance Ltd.,
7.00%, 4/21/20(1) (2)	200	215
Food - 0.1%
Corp Pesquera Inca SAC,
9.00%, 2/10/17(1) (2)	420	451
Forest Products & Paper - 0.5%
Cascades, Inc.,
7.75%, 12/15/17	1,050	1,094
7.88%, 1/15/20	150	157
Catalyst Paper Corp.,
11.00%, 12/15/16(1) (2)	645	608
Fibria Overseas Finance Ltd.,
7.50%, 5/4/20(1) (2)	739	776
Millar Western Forest Products Ltd.,
7.75%, 11/15/13	590	559

		3,194

Internet - 0.1%
UPC Holding B.V.,
9.88%, 4/15/18(2)	825	903
Investment Companies - 0.1%
Offshore Group Investments Ltd.,
11.50%, 8/1/15(2)	380	412
Iron/Steel - 0.2%
Algoma Acquisition Corp.,
9.88%, 6/15/15(2)	1,505	1,355
Leisure Time - 0.2%
Royal Caribbean Cruises Ltd.,
7.50%, 10/15/27	945	927
Media - 0.3%
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH,
8.13%, 12/1/17(2)	300	313
Videotron Ltee,
9.13%, 4/15/18	1,250	1,394

		1,707

Mining - 0.3%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15(2)	875	897
Novelis, Inc./GA,
8.38%, 12/15/17(1) (2)	1,150	1,190

		2,087

Miscellaneous Manufacturing - 0.3%
Bombardier, Inc.,
7.45%, 5/1/34(1) (2)	2,000	1,960

Multi-National - 0.9%
European Bank for Reconstruction & Development,
9.25%, 9/10/12	4,250	2,587
European Investment Bank,
0.00%, 4/24/13(2)	4,605,000	449
Inter-American Development Bank,
4.75%, 1/10/14	49,400	1,103
International Bank for Reconstruction & Development,
2.30%, 2/26/13	1,000,000	899

		5,038

Oil & Gas - 0.5%
Connacher Oil and Gas Ltd.,
10.25%, 12/15/15(1) (2)	1,635	1,643
Gibson Energy ULC/GEP Midstream Finance Corp.,
10.00%, 1/15/18	1,150	1,167

		2,810

Oil & Gas Services - 0.3%
MBPS Finance Co.,
11.25%, 11/15/15(1) (2)	1,080	1,065

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.3% continued
Oil & Gas Services - 0.3% continued
Trinidad Drilling Ltd.,
7.88%, 1/15/19(1) (2)	$850	$859

		1,924

Packaging & Containers - 0.2%
Ardagh Packaging Finance PLC,
9.13%, 10/15/20	1,425	1,482

Pharmaceuticals - 0.2%
ConvaTec Healthcare E S.A.,
10.50%, 12/15/18(1) (2)	1,200	1,217

Sovereign - 1.6%
Brazilian Government International Bond,
10.25%, 1/10/28	6,000	3,743
Hellenic Republic Government Bond,
4.60%, 7/20/18	70	57
4.70%, 3/20/24	200	155
2.30%, 7/25/30	70	49
Indonesia Treasury Bond,
10.50%, 8/15/30	7,049,000	866
Ireland Government Bond,
4.50%, 10/18/18	175	182
4.50%, 4/18/20	70	68
5.00%, 10/18/20	25	25
5.40%, 3/13/25	265	256
Korea Treasury Bond,
5.00%, 9/10/14	972,050	887
Mexican Bonos,
8.00%, 12/7/23	16,500	1,430
Philippine Government International Bond,
4.95%, 1/15/21	10,000	239
Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20	25	29
3.85%, 4/15/21	25	27
3.85%, 4/15/21	25	27
Uruguay Government International Bond,
3.70%, 6/26/37	17,225	1,149

		9,189

Telecommunications - 1.5%
America Movil S.A.B. de C.V.,
8.46%, 12/18/36	3,400	260
Axtel S.A.B. de C.V.,
9.00%, 9/22/19(1) (2)	490	466
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(1) (2)	1,100	1,199
Intelsat Jackson Holdings Ltd.,
11.25%, 6/15/16	1,350	1,455
8.50%, 11/1/19(2)	200	217
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	325	354
Virgin Media Finance PLC,
9.13%, 8/15/16	1,400	1,491
9.50%, 8/15/16	750	847
8.38%, 10/15/19	750	819
Wind Acquisition Finance S.A.,
11.75%, 7/15/17(2)	650	733
Wind Acquisition Holdings Finance S.p.A,
12.25%, 7/15/17(2)	673	781

		8,622

Transportation - 0.7%
CHC Helicopter S.A.,
9.25%, 10/15/20(2)	1,475	1,527
General Maritime Corp.,
12.00%, 11/15/17	1,100	1,061
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17	400	433
Teekay Corp.,
8.50%, 1/15/20	925	1,007

		4,028

Trucking & Leasing - 0.2%
Aircastle Ltd.,
9.75%, 8/1/18	1,100	1,202

Total Foreign Issuer Bonds (Cost $69,516)		72,225

TERM LOANS - 0.9%
Auto Manufacturers - 0.1%
Ford Motor Co.,
0.00%, 12/15/13(3)	766	762

Diversified Financial Services - 0.1%
AGFS Funding Co.,
0.00%, 4/21/15	550	557

Electric - 0.5%
Texas Competitive Electric Holdings Co. LLC,
0.00%, 10/10/14(3)	3,796	2,928

MULTI-MANAGER FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 0.9% continued
Lodging - 0.2%
Caesars Entertainment Operating Co., Inc.,
0.00%, 1/28/15	$1,250	$1,130

Total Term Loans (Cost $5,434)		5,377

U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Notes - 0.5%
1.00%, 4/30/12	930	937
2.50%, 4/30/15	1,975	2,042

Total U.S. Government Obligations (Cost $2,924)		2,979

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.2%
Banks - 0.2%
Ally Financial, Inc.*	1,245	$1,177

Home Builders - 0.0%
Hovnanian Enterprises, Inc.*	10,100	58

Total Preferred Stocks (Cost $1,216)		1,235

CONVERTIBLE PREFERRED STOCKS - 0.9%
Agriculture - 0.0%
Archer-Daniels-Midland Co., 6.25%*	5,100	198
Auto Manufacturers - 0.4%
Ford Motor Co. Capital Trust II, 6.50%*	22,055	1,144
General Motors Co., 4.5%*	23,700	1,282

		2,426

Banks - 0.1%
Wells Fargo & Co., 7.5%*	233	233
Wintrust Financial Corp., 7.5%*	2,700	149

		382

Electric - 0.0%
AES Trust III, 6.5%*	500	25

Housewares - 0.1%
Newell Financial Trust I, 5.25%*	18,600	788

Insurance - 0.0%
Hartford Financial Services Group, Inc.,
7.25%*	6,300	161

Oil & Gas - 0.1%
Apache Corp., 6.00%*	4,030	267

Pipelines - 0.2%
El Paso Corp., 4.99%*	247	289
El Paso Energy Capital Trust I, 4.75%*	17,575	683

		972

Total Convertible Preferred Stocks (Cost $4,807)		5,219

INVESTMENT COMPANIES - 6.9%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	40,116,293	40,116

Total Investment Companies (Cost $40,116)		40,116

Total Investments - 98.5% (Cost $552,594)		576,623

Other Assets less Liabilities - 1.5%		8,777
NET ASSETS - 100.0%		$585,400

(1)	Restricted security that has been deemed illiquid. At December 31, 2010, the value of these restricted illiquid securities amounted to approximately $63,770,000 or 10.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15	11/4/10-11/23/10	$652

Algoma Acquisition Corp.,
9.88%, 6/15/15	12/7/09-5/26/10	1,346

Allison Transmission, Inc.,
11.00%, 11/1/15	6/30/10	526

Allison Transmission, Inc.,
11.25%, 11/1/15	7/1/10-10/20/10	537

Ally Financial, Inc.,
6.25%, 12/1/17	8/9/10	991

AMC Entertainment Holdings, Inc.,
9.75%, 12/1/20	12/1/10	1,375

American Achievement Corp.,
10.88%, 4/15/16	10/2/10-10/27/10	420

American Residential Services LLC,
12.00%, 4/5/15	4/9/10	1,219

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Associated Materials LLC,
9.13%, 11/1/17	10/1/10	$175

Atkore International, Inc.,
9.88%, 1/1/18	12/15/10	290

Axtel S.A.B. de C.V.,
9.00%, 9/22/19	9/25/09-12/9/10	469

Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15	4/30/10-5/25/10	1,085

Bombardier, Inc.,
7.45%, 5/1/34	9/24/09-10/8/09	1,755

Boyd Gaming Corp.,
9.13%, 12/1/18	10/28/10-12/14/10	920

Buccaneer Merger Sub, Inc.,
9.13%, 1/15/19	12/16/10	310

BWAY Holding Co.,
10.00%, 6/15/18	6/8/10-6/29/10	508

Case New Holland, Inc.,
7.88%, 12/1/17	6/22/10	1,316

Catalyst Paper Corp.,
11.00%, 12/15/16	11/4/10-12/21/10	605

CCM Merger, Inc.,
8.00%, 8/1/13	11/9/10-/12/6/10	704

Citadel Broadcasting Corp.,
7.75%, 12/15/18	12/06/10	325

CNO Financial Group, Inc.,
9.00%, 1/15/18	12/15/10	800

Connacher Oil and Gas Ltd.,
10.25%, 12/15/15	9/24/09-2/24/10	1,100

ConvaTec Healthcare E S.A.,
10.50%, 12/15/18	12/17/10-12/20/10	1,203

Corp. Pesquera Inca SAC,
9.00%, 2/10/17	2/2/10	417

Dean Foods Co.,
9.75%, 12/15/18	12/09/10	1,425

Digital River, Inc.,
2.00%, 11/1/30	10/27/10-12/16/10	138

DP World Ltd.,
6.85%, 7/2/37	11/25/09-6/24/10	1,523

Dunkin Finance Corp.,
9.63%, 12/1/18	11/15/10	1,576

Fibria Overseas Finance Ltd.,
7.50%, 5/4/20	4/29/10-5/23/10	694

Fidelity National Information
Services, Inc.,
7.63%, 7/15/17	7/8/10	400

GenOn Energy, Inc.,
9.50%, 10/15/18	9/20/10-9/24/10	1,317

GenOn Energy, Inc.,
9.88%, 10/15/20	9/20/10	1,183

Gilead Sciences, Inc.,
1.00%, 5/1/14	7/27/10-12/21/10	170
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	10/27/10	$685

Home Inns & Hotels Management, Inc.,
2.00%, 12/15/15	12/15/10	37

Ineos Group Holdings PLC
8.50%, 2/15/16	10/6/10-12/14/10	1,305

Inergy L.P./Inergy Finance Corp.,
7.00%, 10/1/18	9/13/10	650

Insight Communications Co., Inc.,
9.38%, 7/15/18	6/30/10	450

Interface, Inc.,
7.63%, 12/1/18	11/18/10	1,400

Interline Brands, Inc.,
7.00%, 11/15/18	11/4/10	400

Ixia
3.00%, 12/15/15	12/2/10	158

Lennar Corp.,
5.50%, 9/1/14	12/7/9	1,018

Marfrig Overseas Ltd.,
9.50%, 5/4/20	4/29/10	886

MBPS Finance Co.,
11.25%, 11/15/15	11/8/10	1,080

Mercer International, Inc.,
9.50%, 12/1/17	11/12/10-12/10/10	1,135

MGM Resorts International,
10.00%, 11/1/16	3/9/10	925

MGM Resorts International,
9.00%, 3/15/20	3/9/10	235

Michael Foods, Inc.,
9.75%, 7/15/18	6/22/10	511

Momentive Performance Materials, Inc.,
9.00%, 1/15/21	10/27/10-11/18/10	1,655

NBTY, Inc.,
9.00%, 10/1/18	9/22/10-11/18/10	1,467

NFR Energy LLC/NFR Energy Finance Corp.,
9.75%, 2/15/17	2/9/10	1,037

Novelis, Inc.,
8.38%, 12/15/17	12/10/10	1150

NXP B.V./NXP Funding LLC,
9.75%, 8/1/18	7/13/10-10/13/10	1,645

Odebrecht Finance Ltd.,
7.00%, 4/21/20	10/14/09	196

Owens-Brockway Glass Container, Inc.,
3.00%, 6/1/15	5/4/10-11/23/10	1011

Petco Animal Supplies, Inc.,
9.25%, 12/1/18	11/19/10	929

MULTI-MANAGER FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Petroplus Finance Ltd.,
7.00%,5/1/17	9/25/09-2/9/10	$1,345

PHH Corp.,
9.25%, 3/1/16	8/6/10-8/18/10	761

PHI, Inc.,
8.63%, 10/15/18	9/16/10	1,000

Piligrim’s Pride Corp, 7.88%,
12/15/18	12/9/10	745

Quintiles Transnational Corp.,
9.50%, 12/30/14	12/4/09	990

Reichhold Industries, Inc.,
9.00%, 8/15/14	3/16/10-4/1/10	850

RightNow Technologies, Inc.,
2.50%, 11/15/30	11/16/10-11/17/10	58

Sinclair Television Group, Inc.,
9.25%, 11/1/17	9/21/10-11/03/10	2,028

Stallion Oilfield Holdings Ltd.,
10.50%, 2/15/15	7/30/10-12/2/10	578

SunGard Data Systems, Inc.,
7.38%, 11/15/18	1/10/10	1,200

Trans Union LLC/TransUnion Financing Corp.,
11.38%, 6/15/18	6/10/10-9/7/10	799

Trinidad Drilling Ltd, 7.88%,
1/15/19	12/9/10	844

Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20	1/13/10	113

Valeant Pharmaceuticals
International 7.00%, 10/1/20	9/21/10	184

Viking Acquisition, Inc.,
9.25%, 11/1/18	10/29/10	784

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $34,294,000 with net purchases of approximately $5,822,000 during the nine months ended December 31, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2010, the industry sectors for the Multi-Manager High Yield Opportunity Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Asset Backed	0.4%
Bank Loans	1.0
Collateralized Mortgage Obligations	0.2
Convertibles	8.0
Emerging Markets Debt	1.4
Financials	6.4
Floating Rate Mortgages	0.3
Industrials	67.7
Other	0.4
Short-Term	2.4
Sovereign	0.3
Supranational	2.8
Treasury	0.5
Utilities	8.2

Total	100.0%

At December 31, 2010, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	95.8%
All other currencies less than 5%	4.2

Total	100.0%

At December 31, 2010, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED LOSS (000S)
United States
Dollar	850	Euro	1,107	1/31/11	$(28)

Federal Tax Information:

At December 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$552,600

Gross tax appreciation of investments	$28,032
Gross tax depreciation of investments	(4,009)

Net tax appreciation of investments	$24,023

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$4,973	(1)	$—	$4,973
Convertible Bonds
Aerospace/Defense	—	222		—	222
Airlines	—	1,805		—	1,805
Apparel	—	442		—	442
Auto Manufacturers	—	1,586		—	1,586
Auto Parts & Equipment	—	711		—	711
Biotechnology	—	4,766		—	4,766
Coal	—	1,352		—	1,352
Commercial Services	—	1,253		—	1,253
Computers	—	244		—	244
Food	—	466		—	466
Healthcare - Products	—	1,920		—	1,920
Insurance	—	15		—	15
Internet	—	474		—	474
Lodging	—	37		—	37
Metal Fabricate/ Hardware	—	59		—	59
Mining	42	—		—	42
Miscellaneous Manufacturing	—	2,030		—	2,030
Oil & Gas	—	1,978		—	1,978
Oil & Gas Services	—	235		247	482
Packaging & Containers	—	1,388		—	1,388
Pharmaceuticals	—	3,135		439	3,574
Semiconductors	—	8,151		—	8,151
Software	—	—		58	58
Telecommunications	—	7,210		172	7,382
Corporate Bonds
Advertising	—	3,777		—	3,777
Aerospace/Defense	—	3,476		—	3,476
Airlines	—	2,536		—	2,536
Apparel	—	1,867		—	1,867
Auto Manufacturers	—	5,065		—	5,065
Auto Parts & Equipment	—	4,871		—	4,871
Banks	—	10,915		—	10,915
Beverages	—	4,602		—	4,602
Building Materials	—	3,577		105	3,682
Chemicals	—	8,078		—	8,078
Coal	—	5,774		—	5,774
Commercial Services	—	17,029		—	17,029
Computers	—	1,206		—	1,206
Cosmetics/Personal Care	—	1,116		—	1,116
Distribution/Wholesale	—	388		—	388
Diversified Financial Services	$—	$24,088		$—	$24,088
Electric	—	26,464		—	26,464
Electronics	—	203		—	203
Engineering & Construction	—	—		1,280	1,280
Entertainment	—	10,254		1,430	11,684
Environmental Control	—	1,221		—	1,221
Food	—	9,449		2,182	11,631
Forest Products & Paper	—	3,832		1,156	4,988
Gas	—	1,451		—	1,451
Healthcare - Products	—	1,995		—	1,995
Healthcare - Services	—	30,567		—	30,567
Holding Companies - Diversified	—	1,526		—	1,526
Home Builders	—	4,544		—	4,544
Home Furnishings	—	1,392		—	1,392
Household Products/Wares	—	8,905		—	8,905
Housewares	—	1,263		—	1,263
Insurance	—	1,320		832	2,152
Internet	—	1,259		—	1,259
Investment Companies	—	1,314		—	1,314
Iron/Steel	—	2,669		—	2,669
Lodging	—	11,042		—	11,042
Machinery - Construction & Mining	—	313		—	313
Machinery - Diversified	—	3,531		—	3,531
Media	—	24,472		—	24,472
Miscellaneous Manufacturing	—	4,294		—	4,294
Office Furnishings	—	1,446		—	1,446
Office/Business Equipment	—	2,457		—	2,457
Oil & Gas	—	23,898		—	23,898
Oil & Gas Services	—	7,022		—	7,022
Packaging & Containers	—	8,335		—	8,335
Pharmaceuticals	—	2,921		—	2,921
Pipelines	—	12,663		—	12,663
Real Estate	—	3,453		—	3,453
REITS	—	3,525		—	3,525
Retail	—	27,819		—	27,819
Semiconductors	—	1,821		—	1,821
Software	—	3,105		—	3,105
Storage/Warehousing	—	1,123		—	1,123
Telecommunications	—	44,397		—	44,397
Transportation	—	422		1,025	1,447
Foreign Issuer Bonds
Banks	—	2,421		10,252	12,673
Building Materials	—	827		—	827
Chemicals	—	2,698		—	2,698
Commercial Services	—	1,839		—	1,839
Distribution/Wholesale	—	932		—	932
Diversified Financial Services	—	2,789		—	2,789
Electronics	—	1,744		—	1,744
Engineering & Construction	—	215		—	215
Food	—	451		—	451

MULTI-MANAGER FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Forest Products & Paper	—		3,194	—		3,194
Internet	—		903	—		903
Investment Companies	$—		$412	$—		$412
Iron/Steel	—		1,355	—		1,355
Leisure Time	—		927	—		927
Media	—		1,707	—		1,707
Mining	—		2,087	—		2,087
Miscellaneous
Manufacturing	—		1,960	—		1,960
Multi-National	—		1,103	3,935		5,038
Oil & Gas	—		2,810	—		2,810
Oil & Gas Services	—		1,924	—		1,924
Packaging & Containers	—		1,482	—		1,482
Pharmaceuticals	—		—	1,217		1,217
Sovereign	—		4,559	4,630		9,189
Telecommunications	—		8,622	—		8,622
Transportation	—		4,028	—		4,028
Trucking & Leasing	—		1,202	—		1,202
Term Loans	—		—	5,377	(1)	5,377
US Govt Obligations	—		2,979	—		2,979
Preferred Stocks
Banks	—		1,177	—		1,177
Home Builders	58		—	—		58
Convertible Preferred Stocks	5,219	(1)	—	—		5,219
Investment Companies	40,116		—	—		40,116

Total Investments	$45,435		$496,851	$34,337		$576,623

OTHER FINANCIAL INSTRUMENTS
Liabilities
Forward Foreign
Currency Exchange
Contracts	$—		$(28)	$—		$(28)

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the nine months ended December 31, 2010.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)†*	BALANCE AS OF 12/31/10 (000S)
Convertible Bonds
Oil & Gas Services	$—	$—	$10	$237	$—	$247
Pharmaceuticals	—	—	25	414	—	439
Software	—	—	—	58	—	58
Telecommunications	—	—	14	158	—	172
Corporate Bonds
Building Materials	424	—	(17)	(302)	—	105
Coal	488	—	25	—	(513)	—
Commercial Services	413	9	(23)	(399)	—	—
Engineering & Construction	—	—	61	1,219	—	1,280
Entertainment	—	—	55	1,375	—	1,430
Food	—	—	12	2,170	—	2,182
Forest Products & Paper	1,150	—	17	(11)	—	1,156
Insurance	—	—	32	800	—	832
Oil & Gas	4,820	104	(109)	(3,592)	(1,223)	—
Transportation	—	—	25	1,000	—	1,025
Foreign Issuer Bonds
Banks	—	—	(313)	10,565	—	10,252
Coal	104	12	(5)	(111)	—	—
Commercial Services	1,632	—	127	80	(1,839)	—
Diversified Financial Services	263	—	43	—	(306)	—
Multi-National	1,293	—	251	2,391	—	3,935

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	DECEMBER 31, 2010 (UNAUDITED)

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)†*	BALANCE AS OF 12/31/10 (000S)
Pharmaceuticals	—	—	14	1,203	—	1,217
Sovereign	4,060	—	506	1,494	(1,430)	4,630
Term Loans
Auto Manufacturers	957	20	12	(227)	—	762
Diversified Financial Services	—	—	15	542	—	557
Electric	—	3	(164)	1,518	1,571	2,928
Lodging	1,077	—	53	—	—	1,130

Total	$16,681	$148	$666	$20,582	$(3,740)	$34,337

†	Transferred out of Level 3 due to securities having evaluated prices in observable markets from multiple pricing vendors.
*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the period.

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at December 31, 2010 was approximately $513,000.

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 25, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 25, 2011